As filed with the Securities and Exchange Commission on April 28, 2015

Registration Nos. 333-166995 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number:
Post-Effective Amendment Number: 6	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 113	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Senior Counsel – Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐         immediately upon filing pursuant to paragraph (b) of Rule 485

☒       on May 1, 2015 pursuant to paragraph (b) of Rule 485

☐         60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐         on (date) pursuant to paragraph (a)(1) of Rule 485

☐         75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐         This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: VAROOM® Flexible Premium Variable Annuity

VAROOM® Variable Annuity

May 1, 2015

Integrity Life Insurance Company

Separate Account I of Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract.  This prospectus contains information about Separate Account I of Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement containing additional information about Separate Account I and this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2015, has been filed with the SEC (file numbers 811-04844 and 333-166995).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary.  The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of this Public Reference Room, please call 202-551-8090.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.  You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov using the file numbers referenced above.

The contract must be issued as a traditional IRA, Roth IRA, or SEP IRA (collectively referred to as IRAs).  This contract does not provide the tax advantages typically provided by an annuity contract.  The tax advantages of this contract exist solely through its qualification as an IRA.

Except for the Vanguard Variable Insurance Fund Money Market Portfolio, the Funds available for investment under this contract are also available for direct purchase by the general public.

Two of the reasons Exchange-Traded Funds (ETFs) are attractive to direct purchasers are tax efficiency and cost-effectiveness.  Tax efficiency associated with ETFs will not be realized by purchasing this contract because this contract is an IRA.  The ETFs in which the subaccounts invest are cost-effective, but that cost-effectiveness will be reduced by the expenses of this contract.  These expenses include the administration expenses that are used, in part, to reimburse us for the cost and commissions associated with investing in the underlying ETFs.

If you purchase shares of these Funds directly from a broker-dealer, you will not pay separate account expenses, but may pay commissions.  You will also not have access to an annuity benefit, a guaranteed Death Benefit and an optional guaranteed living benefit.  Because of these additional separate account expenses, which affect your contract values and the returns on your investment, you should refer only to information about returns on the Subaccount Units available through this contract, and should not refer to information about returns on these Funds that may be available through other sources.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

You may invest your premiums in any of the Subaccounts listed below.

Equity Subaccounts

iShares® Core S&P 500 ETF

iShares® Core S&P Mid-Cap ETF

iShares® Core S&P Small-Cap ETF

iShares® S&P 500 Growth ETF

iShares® S&P 500 Value ETF

Vanguard® Dividend Appreciation Index Fund, ETF Shares

Vanguard® Large-Cap Index Fund, ETF Shares

Vanguard® Mega Cap Index Fund, ETF Shares

Fixed Income Subaccounts

iShares® Core U.S. Aggregate Bond ETF

iShares® iBoxx $ High Yield Corporate Bond ETF

iShares® Intermediate Credit Bond ETF

iShares® TIPS Bond ETF

Vanguard® Intermediate-Term Corporate Bond Index Fund, ETF Shares

Vanguard® Short-Term Bond Index Fund, ETF Shares

Vanguard® Total Bond Market Index Fund, ETF Shares

Vanguard® Variable Insurance Fund Money Market Portfolio

International and Alternative Subaccounts

iShares® International Treasury Bond ETF

Vanguard® Developed Markets Index Fund, ETF Shares

Vanguard® Emerging Markets Stock Index Fund, ETF Shares

Vanguard® REIT Index Fund, ETF Shares

iShares® and Blackrock® are registered marks of BlackRock, Inc. and its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to Integrity is the licensing of certain trademarks and trade names of BlackRock.  Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of Integrity’s variable annuities.

Vanguard® is a trademark of The Vanguard Group, Inc.

We seek to protect our proprietary position by, among other methods, filing United States patent applications related to our proprietary business processes, technology, inventions and improvements that are important to the development of our business, and to prevent others from infringing upon our proprietary rights.  To that end, we have filed for patent protection of this investment product and its related business processes with the United States Patent and Trademark Office, so that this investment product and the business processes related to it may be accurately characterized as patent pending.

TABLE OF CONTENTS

Page VI-
Glossary	5
Part 1 — Fees and Expense Tables and Summary of Contract	7
Fees and Expenses	7
Contract Owner Transaction Expenses	7
Separate Account Annual Expenses	7
Total Annual Fund Operating Expenses	7
Examples	9
Accumulation Unit Values	9
Summary of Contract	10
This Contract is an IRA	10
Parties to the Contract	10
Your Rights and Benefits	10
Investment Goals and Risks	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
Part 2 — Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I	12
Subaccounts	13
Distribution of Variable Annuity Contracts	13
ETF Custodian	13
Changes in How We Operate	14
Part 3 — Your Investment Options	14
The Fund Families and the Funds	14
Static Asset Allocation Models	19
The Fixed Account	19
Part 4 — Deductions and Charges	20
Separate Account Charges	20
Fund Expenses	20
Withdrawal Charge	21
Reduction or Elimination of the Withdrawal Charge	21
Commission Allowance and Additional Payments to Distributors	22
Optional Benefit Charges	22
Tax Reserve	22
State Premium Tax	22
Part 5 — Terms of Your Variable Annuity	22
Purchasing the Contract	22
Premium Payments	23
Units in Our Separate Account	24
How We Determine Unit Value	24
Allocations and Transfers	25
Detrimental Effect of Trading on Unit Values	26
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	26
Withdrawals	26
Free Withdrawal Amount	27
Timing of Payment of a Withdrawal or Surrender	28
Assignments	28
Death Benefit	28
Spousal Continuation	29
Selecting and Changing Your Beneficiary	30
Filing Death Claims	30
Maturity Date and Annuity Option	30

Annuity Payments	31
How You Make Requests and Give Instructions	31
Abandoned or Unclaimed Property	31
Part 6 — Optional Benefits	32
Guaranteed Lifetime Withdrawal Benefit	32
Lifetime Payout Amount (LPA)	32
Nonguaranteed Withdrawal	34
Other Important Facts about Withdrawals	34
GLWB Rider Charge	35
GLWB Investment Strategies	36
Allocations and Transfers for the GLWB	37
Withdrawal Protection for Required Minimum Distributions	38
Continuation of the Spousal GLWB at Owner’s Death	38
Guaranteed Payment Phase	38
Cancellation and Termination of Rider	39
Additional Rules	39
Additional Rules that Apply to the Spousal GLWB Rider	39
Should You Purchase the GLWB Rider	40
Examples	40
Part 7 — Voting Rights	40
How Fund Shares Are Voted	40
How We Determine Your Voting Shares	41
Part 8 — Tax Aspects of the Contract	41
Tax Status of the Contract	41
Types of IRAs	41
Rollovers and Transfers	42
Early Distributions	42
Required Minimum Distributions (RMD)	43
Inherited IRAs	43
Federal and State Income Tax Withholding	44
Tax Status of the Company	44
Transfers Among Subaccounts	45
Seek Tax Advice	45
Part 9 — Additional Information	45
Systematic Withdrawal Program	45
Income Plus Withdrawal Program	45
Choices Plus Required Minimum Distribution (RMD) Program	46
Systematic Transfer Program	46
Customized Asset Rebalancing Program	47
Legal Proceedings	47
Table of Contents of Statement of Additional Information	48
Appendices	49
Appendix A — Financial Information for Separate Account I of Integrity	49
Appendix B — Withdrawal Charge Examples	58
Appendix C — Illustrations of Guaranteed Lifetime Withdrawal Benefit	60

GLOSSARY

Account Value - the value of your contract, which consists of the value of your Investment Options added together.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-325-8583

Annuitant - the human being whose life is used to determine the Maturity Date of the contract and the amount of the Annuity Option.

Annuity Date - any date on or before the Maturity Date that you elect an Annuity Option.

Annuity Option - an arrangement under which income payments are made.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract; it is shown on the specification pages of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the beneficiary on the Death Benefit Date.

Death Benefit Date - the date we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Exchange-Traded Funds (ETFs) - a type of investment fund that tracks an index, a commodity or basket of assets, and which trades like a stock on an exchange.

Fixed Account - an Investment Option offering a fixed rate of return.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

Fund - an investment in which a Subaccount invests; all Funds in this annuity are ETFs, except the Vanguard Variable Insurance Fund Money Market Portfolio.

General Account - the Company’s account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Withdrawal Benefit (GLWB) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLWB Investment Strategies - investment strategies available for the GLWB Rider.

Investment Options - Subaccounts and the Fixed Account, collectively.

IRA - Individual Retirement Annuity under section 408(b), 408(k) or 408A of the Internal Revenue Code.

Maturity Date - the 100th birthday of the Annuitant named on the Contract Date.  The Maturity Date is the latest date you can either elect an Annuity Option or receive a lump sum payment.

Rider - a supplement to your contract that provides optional benefits at an additional cost.

Required Beginning Date - April 1st of the year after the calendar year in which the owner reaches age 70½; this is the date when the owner must begin taking Required Minimum Distributions from a Traditional or SEP IRA.

Required Minimum Distribution (RMD) - annual withdrawal amount required under the Tax Code based on the prior calendar year-end fair market value of this contract only, as calculated by us.

Separate Account - Separate Account I of Integrity Life Insurance Company.  Its assets are segregated from the General Account by Integrity and divided into Subaccounts.

Subaccounts - Investment Options available to you under the contract other than the Fixed Account.  Each Subaccount is a division of the Separate Account and invests exclusively in a single Fund with the same name.

Surrender Value - your Account Value reduced by any withdrawal charge and premium tax.

Systematic Transfer Option (STO) - a Fixed Account that accepts new premiums, which must be transferred from the STO into Subaccounts within either a six-month or one-year period.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States tax laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Subaccount.

Unit Value - value of each Unit calculated on each Business Day.

Part 1 — Fees and Expense Tables and Summary of Contract

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the maximum fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Subaccounts.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (withdrawal charge) as a percentage of premiums (2)	7%

The following table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Fund Operating Expenses.

Separate Account Annual Expenses (as a percentage of average Account Value in Subaccounts)

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge	1.00%	1.00%
Administration Charge	0.75%	0.75%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 1	1.50%	0.60%
Optional Guaranteed Lifetime Withdrawal Benefit, Investment Strategy 2	1.50%	0.80%
Highest Possible Total Separate Account Annual Expenses (3), (4)	3.25%	2.55%

Total Annual Fund Operating Expenses

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract.  More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum: 0.07%                     Maximum: 0.50%

Details of the Fund operating expenses are on the next page.

(1)  State premium taxes currently range from 0 to 1.0%.

(2)  The withdrawal charge decreases over time and is eliminated for each premium after it reaches five years old.  See Part 4.

(3)  Assessed daily on the Account Value in the Subaccounts.

(4)  You may elect only one of the optional Guaranteed Lifetime Withdrawal Benefit Investment Strategies.  Therefore the Highest Possible Total Separate Account Annual Expenses reflect the election of Investment Strategy 2, which carries the higher current charge.

Total Annual Fund Operating Expenses (continued)

Gross annual Fund expenses(1) as a percentage of average net assets in each Fund:

Fund	Management Fees	12b-1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses
Equity Subaccounts:
iShares Core S&P 500 ETF (2)	0.07%	0.00%	0.00%	0.00%	0.07%
iShares Core S&P Mid-Cap ETF (2)	0.12%	0.00%	0.00%	0.00%	0.12%
iShares Core S&P Small-Cap ETF (2)	0.12%	0.00%	0.00%	0.00%	0.12%
iShares S&P 500 Growth ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
iShares S&P 500 Value ETF (2)	0.18%	0.00%	0.00%	0.00%	0.18%
Vanguard Dividend Appreciation Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Large-Cap Index Fund, ETF Shares	0.07%	0.00%	0.02%	0.00%	0.09%
Vanguard Mega Cap Index Fund, ETF Shares	0.08%	0.00%	0.03%	0.00%	0.11%
Fixed Income Subaccounts:
iShares Core U.S. Aggregate Bond ETF (2), (3), (4)	0.08%	0.00%	0.00%	0.01%	0.09%
iShares iBoxx $ High Yield Corporate Bond ETF (2)	0.50%	0.00%	0.00%	0.00%	0.50%
iShares Intermediate Credit Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
iShares TIPS Bond ETF (2)	0.20%	0.00%	0.00%	0.00%	0.20%
Vanguard Intermediate-Term Corporate Bond Index, ETF Shares	0.09%	0.00%	0.03%	0.00%	0.12%
Vanguard Short-Term Bond Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%
Vanguard Total Bond Market Index Fund, ETF Shares	0.05%	0.00%	0.03%	0.00%	0.08%
Vanguard Variable Insurance Fund Money Market Portfolio	0.13%	0.00%	0.03%	0.00%	0.16%
International and Alternative Subaccounts:
iShares International Treasury Bond ETF (2)	0.35%	0.00%	0.00%	0.00%	0.35%
Vanguard Developed Markets Index, ETF Shares	0.05%	0.00%	0.04%	0.00%	0.09%
Vanguard Emerging Markets Stock Index Fund, ETF Shares	0.07%	0.00%	0.08%	0.00%	0.15%
Vanguard REIT Index Fund, ETF Shares	0.07%	0.00%	0.03%	0.00%	0.10%

(1) Each Fund’s expenses were provided in the most recent prospectus for that Fund.  We have not independently verified the information.  Current or future expenses may be more or less than those shown.  More details concerning each Fund’s fees and expenses are contained in the prospectus for that Fund.

(2)The iShares Trust’s investment advisory agreement provides that the Fund’s advisors will pay all operating expenses of the Fund, except interest expense, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

(3) “Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies.  The effect of Acquired Fund Fees and Expenses is included in the total returns of the Fund.

(4) The fund’s net expenses are 0.08%.  The Fund’s advisor has contractually agreed to waive its management fees in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s direct investments in other registered investment companies advised by BFA, or its affiliates through June 30, 2016. The contractual waiver may be terminated prior to June 30, 2016 only upon written agreement of the Trust and BFA.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000(5) in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual return may be higher or lower.

Highest Cost Example with Rider

The following example includes the maximum mortality and expense risk charge, administration charge withdrawal charge, and maximum Fund operating expenses; it also assumes you elect the GLWB Rider at the maximum charge.  If the current GLWB Rider charge was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,092	$1,789	$2,403	$4,116

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$392	$1,189	$2,003	$4,116

Highest Cost Example without Rider

The following example includes the maximum mortality and expense risk charge, administration charge, withdrawal charge, and maximum Fund operating expenses; it also assumes you do not elect the GLWB Rider.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$935	$1,325	$1,641	$2,654

If you remain invested in the contract, or if you select an Annuity Option with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$235	$725	$1,241	$2,654

Accumulation Unit Values

See Appendix A

(5)  This contract requires a minimum initial premium of $25,000.

Summary of Contract

This Contract is an IRA

This contract is a variable annuity that must be issued as an Individual Retirement Annuity (IRA) as defined by section 408(b), 408(k) or 408A of the Tax Code.  The contract itself does not provide the tax advantages typically provided by a variable annuity.  The tax advantages available with this contract exist solely through the contract’s qualification as an IRA.

You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor about your particular circumstances.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the amounts withdrawn.

You may want to purchase ETFs through a variable annuity issued as an IRA vs. directly though the IRA for several reasons, including, but not limited to, that this annuity provides a guaranteed minimum death benefit, access to guaranteed annuitization that can provide income for life and offers an optional living benefit that can provide income for life.

Parties to the Contract

•                  Integrity Life Insurance Company - “We,” “our,” “us,” “the Company” and “Integrity” mean Integrity Life Insurance Company.

•                  Owner - “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  Because this contract is an IRA, joint owners are not allowed and you may not transfer ownership.

•                  Annuitant - You are the Annuitant, the person whose life is used to determine the Maturity Date of the contract and the amount of the annuity benefit, when elected.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.  Joint Annuitants are not allowed until an Annuity Option is elected and will have no effect until the Annuity Date.

•                  Beneficiary - The beneficiary is the person or persons who will receive the Death Benefit upon your death prior to the Annuity Date and upon election of Annuity Benefit, to receive any remaining payments.  See Part 5, sections titled “Death Benefit,” “Selecting and Changing Your Beneficiary,” and “Maturity Date and Annuity Options.”

•                  Custodial Account - If the contract is purchased through an established IRA custodial account, the contract owner will be considered the account, the Annuitant will generally be you as the account owner, and the account must be the beneficiary.

•                  Covered Person - A person covered under one of the GLWB Riders.  See Part 6.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5.

•                  To invest your premiums in the Investment Options.  See Part 3.

•                  To elect the optional benefits available at the time you purchase the annuity contract (for an additional cost).  See Part 6.

•                  To elect an Annuity Option.  See Part 5, section titled “Maturity Date and Annuity Option.”

•                  To name one or more beneficiaries to receive the Death Benefit.  See Part 5, sections titled “Death Benefit” and “Selecting and Changing Your Beneficiary.”  If the owner is a custodian, the owner must name itself as the sole beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Transfers among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”

An investment in any of the Subaccounts carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Subaccounts invest in ETFs (except the Vanguard Variable Insurance Fund Money Market Portfolio), many of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.  Some of the Subaccounts invest in Funds that invest in high yield securities that are rated below investment grade, commonly referred to as “junk bonds.”  High yield securities may be subject to greater levels of credit or default risk than higher-rated securities.  Some of the Subaccounts also invest in securities issued by companies in foreign countries, which means that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of these securities.  Foreign investments are also subject to currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Shares of ETFs may trade at a discount from their net asset value in the secondary market.  This risk is separate and distinct from the risk that the net asset value of the ETF shares may decrease.  The amount of such discount from net asset value is subject to change from time to time in response to various factors.

The services of Mid Atlantic Trust Company (MATC) and third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us, to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).  See more about Mid Atlantic Trust Company in Part 2, section titled “ETF Custodian.”

For a complete discussion of the risks associated with investing in any particular Subaccount, see the prospectus of the corresponding Fund.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Subaccount will go up or down in value depending on the investment experience of the Fund.  The value of premiums allocated to the Subaccounts is not guaranteed.  Your Account Value also is subject to charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge and applicable premium tax.  See Part 4.

Your minimum Account Value is $2,000.  If the Account Value goes below the minimum Account Value and we have received no premiums from you for two years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to contribute additional premium if you wish to keep your contract in force.  The minimum Account Value does not apply if you have a GLWB Rider.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original premium depending upon the investment experience of the Subaccounts you selected and any applicable charges.  You bear the investment risk, as well as any fees and charges incurred, during the free look period.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your premium, or some amount other than your Account Value.  In that case, we will return the greater of the amount required by state law and your Account Value.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

Integrity guarantees certain amounts under the contract.  We refer to these guaranteed amounts as “insurance obligations,” such as income payments under the GLWB Rider after your Account Value is exhausted.  In this case, we will pay you the income payments from our General Account.  Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments.  There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, Integrity’s parent company, has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Subaccounts.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I

Separate Account I of Integrity Life Insurance Company was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company governed by the Investment Company Act of 1940 (1940 Act).

Under Ohio law, we own the assets of our Separate Account and use them to support the Subaccounts of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.  Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

Subaccounts

The Separate Account is divided into Subaccounts.  Each Subaccount invests in shares of a Fund with the same name.  The Subaccounts available in this contract are listed in Part 3.  We may add, substitute or close Subaccounts from time to time, and we may limit the amount of your investment in one or more of the Subaccounts on a nondiscriminatory basis.

Each Subaccount available in this contract (except for the Vanguard Variable Insurance Fund Money Market Portfolio) invests in the shares of a distinct ETF.  Each ETF available through a Subaccount is a registered investment company.  ETF shares are traded throughout the day on exchanges, such as the NYSE Arca, Inc.  ETF shares may trade at, above or below their net asset value; however, for purposes of valuing the Subaccount Units, we will use the daily closing price of each ETF on its primary exchange.

Each ETF available through a Subaccount in this contract seeks investment results that correspond to an index.  The returns on the ETF shares will not precisely correlate with the performance of the index.  You cannot invest directly in an index.  You may want to purchase this variable annuity instead of one that does not invest in passively managed ETFs for several reasons, including, but not limited to, that the underlying fund costs are substantially lower than those of most variable annuities on the market today.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.  The contracts are sold by individuals who are licensed insurance agents and registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

ETF Custodian

Mid Atlantic Trust Company (MATC), a South Dakota registered non-depository trust company, is the custodian for the ETFs held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through third-party broker-dealers.  These third-party broker-dealers, working with MATC, provide the ETFs to the Separate Account at the daily closing price of each ETF on its primary exchange.  Brokerage fees are paid by MATC.

The services of MATC and the third-party broker-dealers underlie the process supporting this variable annuity and the subaccounts’ investments.  If either MATC or the third-party broker-dealers terminate or significantly modify the services provided to us, we will seek to replace those services through other providers or through other methods.  If suitable replacement services are not available, we will take such other actions or make changes in how we operate as allowed by law and your annuity contract to mitigate any adverse effects on the Separate Accounts, you and us to the greatest extent reasonably possible.  These actions could include working directly with broker-dealers to purchase ETFs; bringing in-house the services being provided by MATC; and/or making available index mutual funds as underlying investment options.  While we believe it is highly unlikely, it is possible that under a worst-case scenario we would be required to disallow additional premiums into the contract, and that transfers could only be made into the money market subaccount (although your then-current allocations would not be affected).

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal or state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the Funds or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, change, combine or limit investment in Subaccounts or withdraw assets relating to your contract from one Subaccount and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Subaccounts to invest in a fund other than or in addition to the Funds;

•                  operate our Separate Account or one or more of the Subaccounts in any other form the law allows, including a form that allows us to make direct investments; we may make any legal investments we wish;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or IRAs under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 — Your Investment Options

You may invest your premiums in the Subaccounts, the Fixed Account, or both, subject to any restrictions described in this prospectus.  If you purchase one of the GLWB Riders, your Investment Options are limited.  See Part 6.

Each Subaccount invests in the shares of a distinct Fund.  Each Subaccount and its corresponding Fund share the same name.  The value of your Subaccount will vary with the performance of the corresponding Fund.  For a full description of each Fund, see that Fund’s prospectus and SAI.

The Fund Families and the Funds

Below is a description of each Fund family, iShares® and The Vanguard Group, followed by a brief description of each Fund.  Each Fund has a separate prospectus and SAI that provides more details about management fees and other expenses deducted from each Fund, the Fund’s principal investment strategies and the risks associated with investing.  There is no guarantee that a Fund will meet its investment objective.  For a prospectus containing complete information on any Fund, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

iShares®

iShares Trust is a registered investment company that consists of separate investment portfolios called Funds.  All the Funds listed below are ETFs.  BlackRock Fund Advisors (BFA), 400 Howard Street, San Francisco, CA 94105, is the investment advisor to each Fund listed in this section.  BFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective.  Unlike many investment companies, the advisor does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.  BFA uses a representative sampling indexing strategy to manage each Fund as described in the Fund’s prospectus.  Unless otherwise indicated in the Fund description, each iShares Funds generally invests at least 90% of its assets in securities of the underlying index and in depositary receipts representing securities of the underlying index, and/or securities that provide substantially similar exposure to securities in the underlying index.  The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, as well as in securities not included in its underlying index, but which BFA believes will help the Fund track its underlying index.  The description included below for each Fund was taken from the most recent publicly available documentation for such Fund as of the time this prospectus was drafted.  More recent disclosure may be available in the Funds’ current prospectus.

The Vanguard Group, Inc.

The Vanguard Group, Inc. is a family of investment companies.  Many of the investment companies offer ETF shares, including all those listed below, except Vanguard Variable Insurance Fund Money Market Portfolio.  Each corresponding Subaccount, except Vanguard Variable Insurance Fund Money Market Portfolio, invests in the ETF share class.  The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, is the investment advisor to each Fund listed in this section.

Equity Funds:

iShares® Core S&P 500 ETF

The Fund seeks to track investment results of the S&P 500 ® Index, which measures the performance of the large-capitalization sector of the U.S. equity market.  As of March 31, 2014, the index included approximately 80% of the market capitalization of all publicly traded U.S. equity securities.  The component stocks are weighted according to the float-adjusted market value of their outstanding shares.  The index consists of stocks from a broad range of industries.  Components primarily include consumer discretionary, financial, healthcare and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Mid-Cap ETF

The Fund seeks to track investment results of the S&P MidCap 400® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market.  As of March 31, 2014, the index included approximately 8% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $1.2 billion and $5.1 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include financial, industrials and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Small-Cap ETF

The Fund seeks to track the investment results of the S&P SmallCap 600® Index, which measures the performance of the small-capitalization sector of the U.S. equity market.  As of March 31, 2014, the index included approximately 3% of the market capitalization of all U.S. equity securities.  The stocks in the index have a market capitalization between $350 million and $1.6 billion at time of entry, which may fluctuate depending on the overall level of the equity markets and are selected for liquidity and industry group representation.  The index consists of stocks from a broad range of industries.  Components primarily include consumer discretionary, financial, industrials and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Growth ETF

The Fund seeks to track investment results of the S&P 500 Growth Index™, which measures the performance of the large-capitalization growth sector of the U.S. equity market.  It is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by the index provider, representing approximately 67% of the market capitalization of the S&P 500® Index as of March 31, 2014.  Components primarily include consumer discretionary, healthcare, and information technology companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® S&P 500 Value ETF

The Fund seeks to track investment results of the S&P 500 Value Index™, which measures the performance of the large-capitalization value sector of the U.S. equity market.  It is a subset of the S&P

500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics, as determined by the index provider, representing approximately 66% of the market capitalization of the S&P 500 Index as of March 31, 2014.  Components primarily include consumer staples, energy and financial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

Vanguard Dividend Appreciation Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of common stocks of companies that have a record of increasing dividends over time.  The Fund employs an indexing investment approach designed to track the performance of the NASDAQ US Dividend Achievers Select Index, which consists of common stocks of companies that have a record of increasing dividends over time.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Large-Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Mega Cap Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks in the United States.  The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mega Cap Index.  The index is a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of mega-capitalization stocks in the United States.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Fixed Income Funds:

iShares® Core U.S. Aggregate Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Aggregate Bond Index, which measures the performance of the total U.S. investment-grade bond market.  As of December 31, 2013, there were 8,727 issues in the index.  The index includes investment-grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States.  The index may include large-, mid-, or small-capitalization companies, and components primarily include mortgage-backed pass-through and treasury securities, and industrial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time. The securities in the index have $250 million or more of outstanding face value and have at least one year remaining to maturity, with the exception of amortizing securities such as asset-backed and mortgage-backed securities, which have lower thresholds as defined by the index provider.  In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

iShares® iBoxx $ High Yield Corporate Bond ETF

The Fund seeks to track investment results of the Markit iBoxx® USD Liquid High Yield Index, which is a rules-based index consisting of the liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the index provider.  The index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market.  The index is a modified market-value weighted index with a cap on each issuer of 3%.  Bonds in the index are selected using rules-based criteria, as defined by the index provider.  There is no limit to the number of issues in the index, but as of December 31, 2013, the index included approximately 887 constituents.  The index may include large-, mid-, or small-capitalization companies, and components primarily include consumer services, industrial and oil and gas companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.

iShares® Intermediate Credit Bond ETF

The Fund seeks to track investment results of the Barclays U.S. Intermediate Credit Bond Index, which measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than 10 years.  As of December 31, 2013, there were 3,899 issues in the index.  The index may include large-, mid-, or small-capitalization companies, and components primarily include agency securities, and financial and industrial companies.  The components of the index, and the degree to which these components represent certain industries, may change over time.  The index includes investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than 10 years and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.  Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and bonds that have been issued in one country’s currency, but are traded outside of that country in a different country and regulatory system (Eurobonds).  The index is market-capitalization weighted.

iShares® TIPS Bond ETF

The Fund seeks to track investment results of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS.”  TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.  The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the consumer price index (“CPI”), and TIPS’ principal payments are adjusted according to changes in the CPI.  A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase.  This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment.  Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.  The index includes all publicly issued U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value.  In addition, the securities in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible.

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 5-10 Year Corporate Bond Index.  This index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds included in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which as of August 31, 2014, was 7.4 years.

Vanguard Short-Term Bond Index Fund, ETF Shares

The Fund seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.  The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. 1-5 Year Government/Credit Float Adjusted Index.  This index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publically issued.  The Fund invests by sampling the index, meaning that it holds a range of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally does not exceed 3 years.

Vanguard Total Bond Market Index Fund, ETF Shares

The Fund seeks to track the performance of a broad, market-weighted bond index.  The Fund employs an indexing investment approach designed to track the performance of the Barclays U.S. Aggregate Float Adjusted Index.  This index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.  The Fund invests by sampling the index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key risk factors and other characteristics.  All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the index.  The Fund maintains a dollar-weighted average maturity consistent with that of the index, which generally ranges between 5 and 10 years.

Vanguard Variable Insurance Fund Money Market Portfolio

The portfolio (Fund) seeks to provide current income while maintaining liquidity and a stable share price of $1, although there is no guarantee that it will do so.  The portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, and other money market securities.  To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security).  If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories.  The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry.  The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

International and Alternative Funds:

iShares® International Treasury Bond ETF

The Fund seeks to track investment results of the S&P/Citigroup International Treasury Bond Index Ex-US, which is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the United States.  The index methodology is designed to balance the weighting of each country within the index by limiting the weightings of countries with higher debt outstanding and reallocating this excess to countries with lower debt outstanding.  To be eligible for inclusion in the index, the issuing country must be a “Developed Country” as classified by the Bank for International Settlements.  As of September 30, 2014, the index included securities issued by the governments in the following 18 countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.  The index includes bonds having a remaining maturity greater than one year.  The Fund generally invests at least 80% of its assets in the securities of the index and in investments that provide substantially similar exposure to the securities in the index.

Vanguard Developed Markets Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe and the Pacific Region.  The Fund employs an indexing investment approach designed to track the performance of the FTSE Developed ex North America Index, which includes approximately 1,383 common stocks of companies located in developed countries of Europe, Australia, Asia and the Far East.  The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Emerging Markets Stock Index Fund, ETF Shares

The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.  The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk.  The index includes approximately 907 common stocks of companies located in emerging markets around the world.  As of October 31, 2014, the largest markets covered in the index were China, Taiwan, Brazil, India, and South Africa.

Vanguard REIT Index Fund, ETF Shares

The Fund seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs).  The Fund employs an indexing investment approach designed to track the performance of the MSCI US REIT Index.  The index is composed of stocks of publicly traded equity REITs.  The Fund attempts to replicate the index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Subaccounts or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Funds in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your asset allocation at any time, subject to the limitations stated in your contract and this prospectus.  See Part 5, section titled “Allocations and Transfers.”

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then-available Funds in this annuity.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Account

Our Fixed Account is offered through our General Account, which also supports any portion of the Death Benefit, the annuity benefit, and any guarantees under a Rider that are in excess of Account Value.  The General Account is not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures

regarding the Fixed Account and the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Systematic Transfer Option (STO)

We offer a STO (a Fixed Account) that provides a fixed interest rate on each premium allocated to the STO.  That interest rate is guaranteed for that premium while in the STO period selected.  Available STO periods are six months or one year.  All STO premiums will be automatically transferred into the Subaccounts within either six months or one year of your premium payment into the STO, depending on which STO period you select.  You can invest in either the six-month or one-year STO at any one time, but not both.  We require a minimum premium to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  Once you have invested premium in a STO, it cannot be transferred from the STO except as the automatic transfers described above.

The STO is available for new premiums only.  You cannot transfer from the Subaccounts into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.  If you elect a GLWB Rider, the STO is only available for your initial premium received by us on or before the Contract Date.

Part 4 — Deductions and Charges

Separate Account Charges

We deduct a daily charge equal to an annual effective rate of 1.75% of your Account Value in each of the Subaccounts to cover our separate account charges, which include

•                  mortality and expense risk charge of 1.00%; and

•                  administration expense charge of 0.75%.

A portion of the separate account charges pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

The administration expense charge is used to reimburse us for administrative expenses, including, but not limited to, processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.

The administration expense charge also reimburses us for the cost and commissions associated with investing in the underlying ETFs, including brokerage commissions.  The brokerage commissions associated with the ETF trades will be paid directly by MATC to the executing broker, and indirectly by us under an arrangement with MATC.  See Part 2, section titled “ETF Custodian.”  This arrangement is a proprietary fee arrangement based on a percentage of assets invested in the ETFs.  Ultimately, this cost is passed along to you as part of this administrative expense.

The administration expense charge may also reimburse us for the costs of distribution of this variable annuity.  We expect to make a profit from the separate account charges.  The separate account charges cannot be increased without your consent.

Fund Expenses

The net asset value of the Fund shares reflects investment management fees and other expenses that have already been deducted from the assets of the Funds.  Please refer to Part 1, section titled “Total Annual Fund Operating Expenses,” and the individual Fund’s prospectus for details on Fund expenses.

Withdrawal Charge

If you withdraw your premiums, you may be charged a withdrawal charge of up to 7% of the premium.  The amount of the withdrawal charge is a percentage of each premium withdrawn and not of the Account Value.  The charge varies, depending upon the “age” of the premiums included in the withdrawal.  The “age” of the premium is the number of years that have passed since each premium was paid.

Premium Year	Charge as a Percentage of the Premium Withdrawn
1	7%
2	7%
3	6%
4	5%
5	4%
thereafter	0

When you take a withdrawal, the oldest premium is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your premiums, and any applicable charges on those premiums, is withdrawn.  Please note, however, that for tax purposes, withdrawals are generally considered to be gain first.  See Part 8.

Because the withdrawal charge applies to each premium, if your Account Value has declined due to poor performance of your selected Subaccounts or you have taken previous withdrawals of the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your premiums.  A withdrawal charge applies to the withdrawal charge amount itself since this amount is part of the premium withdrawn.

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Free Withdrawal Amount.”

We will not deduct a withdrawal charge from:

•        the Death Benefit; or

•      a withdrawal used to buy an immediate annuity from us after the first Contract Anniversary with either: (i) life contingencies; or (ii) a period certain that provides for fixed payments over 10 or more years.

If you take withdrawals (other than the Free Withdrawal Amount or RMD), this contract also requires that you have a minimum Account Value of $20,000 remaining after the withdrawal.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply if you have a GLWB Rider.  See Part 5, section titled “Withdrawals.”

For more information and examples of application of the withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the premium, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliates, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6% of premiums, and up to 0.70% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost to the broker-dealer or financial institution of providing such services.

Integrity has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, and M&T Securities, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about compensation in the SAI.

Optional Benefit Charges

You may purchase one of the GLWB Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of the Riders, along with complete details about their benefits, is provided in Part 6.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Subaccounts.

State Premium Tax

We will not deduct state premium taxes from your premiums before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Option, we will deduct any applicable state premium taxes from the amount available for the Annuity Option.  State premium taxes currently range from 0 to 1.0% for IRAs.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for a contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 80 at the time of application.

This contract must be issued as an IRA.  Subject to various rules and limitations, the Tax Code permits you to transfer or roll over money tax-free from one IRA to another IRA or from certain other qualified plans, such as a 401(k) plan, to an IRA.  See Part 8.

If you are transferring money from another annuity contract that is an IRA to acquire this contract, you should carefully compare this contract to your current contract.  You may have to pay a withdrawal charge under your current contract to transfer to this contract, and this contract has its own withdrawal charges that would apply to you.  The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract.  In addition, you may have to pay federal income and penalty taxes on the transfer if it does not qualify for tax-free transfer or rollover treatment.  You should not transfer from another annuity contract unless you determine that the transfer is right for you.  Please note that the person who sells you this contract generally will earn a commission on the sale.  You should also consult a tax advisor before requesting a tax-free transfer or rollover.

Premium Payments

Minimum initial premium	$ 25,000
Minimum additional premium(6)	$ 1,000
Maximum total premium without prior approval	$1,000,000
Maximum additional premium	up to applicable IRA limits each calendar year plus permissible transfers and rollovers

Because the initial premium must be $25,000 or more, the contract can only be purchased by transfer or rollover from an existing IRA or from certain other qualified plans, such as a 401(k) or a 403(b) plan.  You can make additional premium payments at any time before age 80, or earlier if limited by the Tax Code.  For example, you cannot contribute new premiums other than transfers and rollovers to a traditional IRA for the calendar year in which you reach age 70½, and thereafter.

You must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the Tax Code.  You must also determine whether such amount qualifies as a permissible transfer or rollover contribution under the Tax Code. For example, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.  You cannot roll over distributions that are part of a series of substantially equal payments made over your life expectancy, distributions made for a specified period of 10 years or more, RMD distributions or hardship distribution.  For more information about limitations, see Part 8, section titled “Rollovers and Transfers.”

If you transfer or roll over money into this contract in the calendar year on or after you reach age 70½, you must take your RMD for the current calendar year before you purchase this contract.

We may refuse additional premiums if: (1) you have allocated some or all of the premium to an Investment Option, to which we are no longer accepting additional premiums; (2) the additional premium does not meet our minimum additional premium amount or exceeds our maximum premium amount for the annuity contract or for a specific Investment Option; (3) the total premiums paid under all annuity contracts issued by us, or our affiliates, on your life exceed $1,000,000; (4) we believe that the additional premium is being made by or on behalf of an institutional investor; or (5) for any reason allowed by law.  You cannot purchase this contract with a rollover or transfer of death benefits from another annuity.

Your premiums are invested in the Investment Options you select.  Each premium is credited as of the date we receive the premium in Good Order at our Administrative Office, except that additional time is allowed for the application of the initial premium under Rule 22c-1 of the 1940 Act.  Good Order means

(6)  If your contract was issued in the state of Oregon, you may make only a single initial premium.  Additional premiums are not allowed.

complete information we require to process your application or any request.

Initial premium allocated to the subaccounts will be priced at the unit value determined no later than two business days after receipt of a completed application (including all necessary related information).  If the application is not complete, we may retain the initial premium for up to five business days while attempting to complete it.  If the application is not completed within five business days, you will be informed of the reason for the delay.  The initial premium will be returned unless you specifically allow us to hold the premium until the application is completed.

Once received in Good Order, premiums allocated to Subaccounts are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

Each additional premium will be credited to your Subaccount under your stated allocation as of the date we have received the premium in Good Order at our Administrative Office.  If you submit a different allocation, a 60-day waiting period will start before you can make a subsequent transfer or allocation change.  See Part 5, section titled “Allocations and Transfers.”

All premiums are deemed received when they are received in Good Order to our Administrative Office.

Units in Our Separate Account

Your investment in the Subaccounts is used to purchase Units.  On any given day, the value you have in a Subaccount is the number of Units you own in that Subaccount multiplied by the Unit Value.  The Units of each Subaccount have a different Unit Value.

Units are purchased when you contribute new premium to your contract or transfer amounts to a Subaccount.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Subaccount into a different Subaccount.  We also redeem Units to pay the Death Benefit or if you elect an Annuity Option, or as permitted or required by law.  The number of Units purchased or redeemed in any Subaccount is calculated by dividing the dollar amount of the transaction by the next computed Unit Value for that Subaccount, calculated as of the next close of business of the New York Stock Exchange.

Each Unit represents a fractional undivided interest in the assets held in the related Subaccount.  If Units of any Subaccount are redeemed, the fractional undivided interest represented by each remaining Unit will be increased.  If additional Units are issued by any Subaccount, the fractional undivided interest represented by each remaining Unit will be decreased.  Units will remain outstanding until redeemed by a contract owner.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values.  We will put you in the same position you otherwise would have been in.  Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Value of each Subaccount will fluctuate with the investment performance of the corresponding Fund, which reflects the investment income, realized and unrealized capital gains and losses of the Fund, and the Fund’s expenses.

How We Determine Unit Value

We determine the Unit Value for each Subaccount after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  To value your Subaccount Units invested in ETFs, we use the daily closing price of each ETF on its primary exchange.  Note that the ETF shares may trade at a discount from the net asset value of the ETF.  To value your Subaccount Units invested in the Vanguard Variable Insurance Fund Money Market Portfolio, we use the daily net asset value provided by Vanguard for the Money Market Portfolio.  In addition to the Fund shares, the

Subaccounts that invest in the ETFs also hold an accrual for any dividends or other distributions declared by the ETF, which will be reinvested in the ETF on the next Business Day after payment.

The Unit Value of each Subaccount for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Subaccount on the current Business Day.  The net investment factor measures the investment performance of a Subaccount from one Business Day to the next.

We determine the net investment factor by dividing the net asset value of the Subaccount for that valuation period by the net asset value of the Subaccount for the preceding valuation period.  We subtract from that result the daily equivalent of the annual separate account charges for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).

Generally, this means that we adjust Unit Values to reflect the change in value of the Fund shares, for the separate account charges and, if elected, the GLWB Rider charge.

Allocations and Transfers

Only one investment allocation to the Subaccounts may be in place at any time on your contract.  This allocation applies to your current investment, future premiums, and rebalancing.  In addition to your one allocation to the Subaccounts, you may allocate some or all of your initial premium and additional new premium to the STO.  Transfers from the STO to the Subaccounts must be according to your one investment allocation to the Subaccounts.

You may reallocate all or part of your Account Value among the Subaccounts; however, each reallocation triggers a 60-day waiting period before you can make another allocation change.  A transfer between or among Subaccounts is an “allocation change.”  Here are the details:

•                  A 60-day waiting period applies after your initial allocation on the Contract Date.  This means you must wait 60 days after the contract is issued before you make an allocation change.

•                  A 60-day waiting period applies after any voluntary allocation change.  This means you must wait 60 days after the date you make an allocation change before you make another allocation change.

•                  The following allocation changes will not trigger the 60-day waiting period:

•                  automatic rebalancing;

•                  automatic transfers from the STO;

•                  reallocation as a result of any material change in a Fund or a Subaccount (see Part 2, section titled “Changes in How We Operate”);

•                  automatic transfers that take place upon cancellation of a GLWB Rider, unless you make additional voluntary allocation changes in connection with the GLWB Rider cancellation.

Allocations and transfers are restricted further if you have a GLWB Rider.  See Part 6.

To request a reallocation, you may write to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  You may also contact your sales representative to request a reallocation.  Each request for a reallocation or transfer must specify:

•              the contract number; and

•              the Subaccounts and allocation percentages stated in whole percentages.

If one portion of a reallocation request involving multiple Subaccounts violates our policies or is not in Good Order, the entire request will not be processed.  You will need to resubmit a request that is in Good Order for your reallocation to be processed.

You may also request a reallocation through our telephone transfer service using your personal identifiers.  We will honor telephone instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone requests we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make reallocations on your behalf.  Telephone reallocations may be requested from 9:00 a.m. to 5:00 p.m. Eastern Time, on any day we are open for business.

If we receive your request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, you will receive the Unit Values for the Subaccounts as of the close of business on the day you call.

Requests received at our Administrative Office at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or received on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all reallocations in writing.

Detrimental Effect of Trading on Unit Values

This contract is intended for long-term investing only and is not intended as a vehicle for frequent trading.  Reallocations (transfers) among Subaccounts are strictly limited under the terms of this contract.  See Part 5, section titled “Allocations and Transfers.”  We may refuse any reallocation request for an owner or certain owners if we believe, in our sole discretion, that a specific request or group of requests may have a detrimental effect on Unit Values.  We will notify you or your designated representative if your requested reallocation is not made.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for trading in response to short-term fluctuations in the market.  You cannot engage in intra-day trading of the ETFs available through the Subaccounts.  Any person that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers for any reason should not purchase this contract.

If we determine, in our sole discretion, that a contract owner is attempting to engage in improper trading, we may revoke their same-day reallocation/transfer privileges and require their trades to be submitted via U.S. Mail or overnight delivery service.  We may reverse transactions made in violation of our market timing policies.  We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish, subject to following rules:

•                  Each withdrawal must be at least $250.

•                  Your Account Value remaining after a partial withdrawal, including any withdrawal charge, must be at least $20,000.  (Please note that you may fully surrender your contract at any time.)  This rule does not apply to a withdrawal of your Free Withdrawal Amount, your RMD, or if you have a GLWB Rider.

Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% portions among four Subaccounts, when you make a withdrawal, 25% of the Account Value will come from each of your four Subaccounts.

Withdrawals are processed when a request is received in Good Order at our Administrative Office.  When you take a withdrawal from a Subaccount, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

The total amount deducted from your Account Value will be the withdrawal amount requested, plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).  The amount you receive will be the amount you requested, less any applicable tax withholding.  Withdrawals are handled differently if you elect a GLWB Rider.  See Part 6.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) premiums subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a premium.  Your investment comes out first, beginning with the oldest premium first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all premiums, and any applicable charges on those premiums, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer accept these arrangements, if you already have them in place, the payments are withdrawals from your Account Value and will be subject to any applicable withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Subaccounts to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Additional restrictions apply to withdrawals if you have a GLWB Rider.  See Part 6.

Your Death Benefit is reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefit.”

Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  See Part 8.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without paying a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any partial withdrawals taken during the current Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any partial withdrawals taken during the current Contract Year.  (During your first Contract Year, this amount is 10% of your initial premium received on the Contract Date.)

If your RMD (based on the fair market value of this contract only as calculated by us) is greater than your Free Withdrawal Amount, we will allow you to take the RMD as your Free Withdrawal Amount, but only once each Contract Year.  Because your RMD is based on a calendar year, you should plan in advance to coordinate your RMD with your available Free Withdrawal Amount.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it, or any unused portion of it, to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charge applicable to your premium.  If you take a subsequent withdrawal for more than the Free Withdrawal Amount or if you surrender the contract, we will assess any applicable withdrawal charge on the amount of your premiums withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  The Free Withdrawal Amount is not available for transfer to another IRA or other qualified contract or account.

Timing of Payment of a Withdrawal or Surrender

We normally send you partial or full withdrawals (or apply your Account Value to the purchase of an Annuity Option) within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action for any period during which:

(1)         the New York Stock Exchange has been closed, other than a weekend or holiday, or trading on it is restricted;

(2)         an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)         the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

Assignments

This contract is an IRA and you are not legally permitted to assign, pledge or otherwise transfer the contract.  Pledging or assigning an IRA can cause loss of qualified status and result in some or all of the Account Value being included in your income.  A 10% federal tax penalty also may apply.

Death Benefit

We will pay the Death Benefit to your properly designated beneficiary if you die before the Annuity Date.

The Death Benefit amount will be the greater of:

1.              the Account Value on the Death Benefit Date; and

2.              your total premiums minus proportionate adjustments for partial withdrawals, including any withdrawal charge.  A proportional adjustment means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.

Example of the effect of withdrawals on the Death Benefit:

•                  if your Death Benefit is $100,000 and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 / $80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.

This example is for illustrative purposes only and does not predict results.

Your beneficiary generally has a choice of how to receive the Death Benefit.

1.              The beneficiary may take a lump sum.  If the beneficiary elects this option, we will pay the Death Benefit to the beneficiary.

2.              The beneficiary may defer for up to five years.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit invested in the available Subaccounts for a period of up to five years.  Separate account charges will continue to apply.  At the end of five years, the entire amount must be paid to the beneficiary.

3.              The beneficiary may treat the contract as an inherited IRA.  If the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the available Subaccounts.  Separate account charges will continue to apply.  The beneficiary must choose to receive the Death Benefit as either:

a)             an immediate annuity with a life contingency; or

b)             substantially equal payments over his or her life expectancy as defined by the Tax Code.  The beneficiary may choose the longer of his or her life expectancy or the deceased owner’s life expectancy (both as defined by the Tax Code) if the owner dies after the Required Beginning Date.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

Distributions must begin by December 31 of the calendar year after the owner’s death; however if the beneficiary is your spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.  A spouse also may elect to continue the contract as described below in the section titled “Spousal Continuation.”  If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; and (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

For more information on inherited IRAs, see Part 8, section titled “Inherited IRAs” and IRS Publication 590.  You should seek independent tax advice.

If your beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years. If the owner is a trust, custodian or other entity, the owner must name itself as the sole beneficiary.

Spousal Continuation

If your sole primary beneficiary is your spouse, the contract may be continued in your spouse’s name as the owner.  If spousal continuation is elected, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Subaccounts you have selected on a pro rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with $115,000 as the Account Value.

All terms and conditions of the contract continue to apply including the withdrawal charge.  When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.

A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available.  The survivor of a civil union or domestic partnership may elect to continue the contract under its terms.  The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Selecting and Changing Your Beneficiary

You may name one or more beneficiaries as primary or contingent beneficiaries.  The Death Benefit will be paid to your primary beneficiaries who are alive at the time of your death.  If no primary beneficiary survives your death, then the Death Benefit will be paid to your contingent beneficiaries, if any.  If no beneficiary survives your death (primary or contingent) or none has been named, the Death Benefit will be paid to your estate.

If multiple beneficiaries in either category (primary or contingent) are named, the Death Benefit will be split into equal shares among the beneficiaries in that category who are alive at the time of your death, unless you specify otherwise in your beneficiary designation.

If you die on or after the Annuity Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the beneficiary at least as quickly as the method in effect when you died.

You may change any beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.  Please consult your financial professional and tax advisor to properly identify your beneficiaries so that the Death Benefit is paid as you intend.  Please be sure to name your spouse as your sole primary beneficiary so that spousal continuation of the contract can occur, if that is your intention.  You may wish to name a contingent beneficiary in case your spouse dies before you.  If the owner is a custodian, the owner must name itself as the sole beneficiary.

Filing Death Claims

To file a death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork that is in Good Order, including the beneficiary’s election of how they wish to receive the Death Benefit proceeds.  On the date we first receive notice of the owner’s death, we will stop all pending automatic transactions, including rebalancing and systematic withdrawals; however, any money in the STO will be transferred to the Subaccounts according to the owner’s allocation.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Subaccounts as allocated by you at the time of your death.  As a result, the Account Value continues to reflect the investment performance of the Subaccounts during this period and will be subject to market fluctuations.  Separate account charges will continue to apply.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit will be invested in the Subaccounts as allocated by you at the time of your death and subject to market fluctuations.

Maturity Date and Annuity Option

Your Annuity Option is available anytime on or after your first Contract Anniversary until the Maturity Date.  You may elect your Annuity Option by writing to the Administrative Office any time on or after your first Contract Anniversary and before the Maturity Date.  Upon the Maturity Date, you may elect to receive a lump sum of your Account Value, or you may elect an Annuity Option.

An Annuity Option can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  For any annuity, the minimum payment must be at least $100.  If the minimum monthly payment under a guaranteed Annuity Option would be less than $20, we will pay you a lump sum of your Account Value instead.  All Annuity Options are funded through our General Account.

The amount applied toward the purchase of a guaranteed Annuity Option under the contract will be the Account Value less any premium tax.  The guaranteed Annuity Options are single life and ten years certain or joint life and ten years certain.  These options provide a fixed life income annuity with 10 years of payments guaranteed.

We will also use the Account Value less any premium tax to determine your annuity payments if you select a non-guaranteed Annuity Option with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over ten or more years.

We currently offer the additional Annuity Options listed below; however, we may eliminate or change the non-guaranteed options available at any time:

•                  period-certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your life expectancy.  The amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the beneficiary will receive the remaining periodic payments.

•                  period-certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining payments in the fixed period will go to the beneficiary.

•                  life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Option, we will contact you prior to your Maturity Date.  You can tell us at that time if you would like a lump sum payment, or select the type of annuity you want.  If we do not receive your election on or before your Maturity Date, you will automatically receive the single life and ten-year certain Annuity Option guaranteed under the contract.

Annuity Payments

Once payments begin under an Annuity Option, payments will not change.  The size of payments will depend on the amount applied to the Annuity Option, the form of Annuity Option you chose and, in the case of an Annuity Option with life contingencies, on the Annuitant’s age and sex (where permissible).

If the age or sex of an Annuitant has been misstated, you will receive the benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will not be charged or credited with interest, unless required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 — Optional Benefits

You may purchase one of the optional GLWB Riders offered with this contract, which provides additional benefits for an additional charge.  You may only elect a Rider at the time of application.  Benefits under a Rider will replace or supplement the standard contract benefits.  Charges for an optional benefit Rider are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Withdrawal Benefit

Each Guaranteed Lifetime Withdrawal Benefit (GLWB) is an optional Rider you may purchase for an additional charge.  You may select the Individual GLWB Rider or the Spousal GLWB Rider.

The GLWB Rider guarantees lifetime payments for you (or you and your covered spouse if you elect the Spousal GLWB Rider) regardless of how your investments perform, as long as the Rider is in effect.  You are the covered person under the Individual GLWB Rider.  You and your spouse are the covered persons under the Spousal GLWB Rider.  If you take Nonguaranteed Withdrawals, as explained below, your Benefit Base will decrease immediately, your lifetime payments may decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)

The LPA is the amount we guarantee you can receive each calendar year for your lifetime (or for as long as either you or your covered spouse is alive if you elect the Spousal GLWB Rider).  You are eligible to begin receiving your LPA on the LPA Eligibility Date.

For the Individual GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which you turn age 60 (if you turn age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if you are age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

For the Spousal GLWB Rider, the LPA Eligibility Date is the earlier of the following:

•                  January 1st after the calendar year in which the younger of you or your spouse turns age 60 (if the younger of you or your spouse turns age 60 on January 1st, your LPA will be available beginning on that day); or

•                  the Contract Date, if the younger of you or your spouse is age 60 or older at the time you purchase your contract.  The LPA available during the calendar year in which you purchase your contract will be prorated for the portion of the calendar year remaining.

The LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base on January 1st each year on or after the LPA Eligibility Date.  For the Spousal GLWB Rider, that amount is then multiplied by 90% (this 90% is called the Spousal Factor).

Withdrawal Percentage - The applicable Withdrawal Percentage is determined by the following formula:

A + B + C, where:

(A)       is the Age Based Percentage stated on the chart below:

Age*	Age Based Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75 +	5.50%

*The Age Based Percentage is determined by your age (or the age of the younger of you or your spouse if you have elected the Spousal GLWB Rider).  The Age Based Percentage is locked in on the date of the first withdrawal from the contract on or after the LPA Eligibility Date.

(B)       is the cumulative Deferral Percentage.  The cumulative Deferral Percentage begins at zero and increases by 0.10% for each complete calendar year that you do not take a withdrawal.

(C)       is a First Year Deferral Percentage stated on the chart below:

Contract Date	First Year Deferral Percentage
January 1-March 31	0.075%
April 1-June 30	0.050%
July 1-September 30	0.025%
October 1-December 31	0.000%

The First Year Deferral Percentage is a one-time addition to your Withdrawal Percentage that varies based on your Contract Date, provided you do not take a withdrawal in the calendar year containing the Contract Date.

Benefit Base - Your initial Benefit Base is equal to your initial premium received by us on the Contract Date.  Your Benefit Base will be adjusted as follows:

1.              On each Contract Anniversary, your Benefit Base will be compared to your Account Value and if the Account Value is greater than the Benefit Base, we will step up your Benefit Base to equal the Account Value.

2.              If you take a Nonguaranteed Withdrawal, we will immediately decrease your Benefit Base as described in the section titled “Nonguaranteed Withdrawal” below.

3.              On the date we receive an additional premium during the first Contract Year, we will immediately increase your Benefit Base by the amount of the additional premium.  Additional premiums received after the first Contract Year will not increase your Benefit Base.  They will, however, increase the Account Value, which is used to determine if a step up applies on the next Contract Anniversary.

The Benefit Base is used only to measure the LPA and is not available for withdrawal or payable as a death benefit.

If you (or the younger of you and your spouse if you have elected the Spousal GLWB Rider) have reached the LPA Eligibility Date on the Contract Date, your LPA for the calendar year that contains the Contract Date will be prorated for the portion of the calendar year remaining.  The factor used to prorate the LPA is the number of days remaining in the calendar year (not including the Contract Date) divided by the number of days in the calendar year.

If you withdraw less than the LPA in any calendar year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

If your RMD is greater than the LPA for any calendar year, the RMD will be the LPA for that calendar year.

Nonguaranteed Withdrawal

Before your LPA Eligibility Date, a Nonguaranteed Withdrawal is the total amount of any withdrawal, including any withdrawal charge.

On or After your LPA Eligibility Date, a Nonguaranteed Withdrawal is all or a portion of any withdrawal, including any withdrawal charge, that, when combined with your total withdrawals for that calendar year, exceeds your LPA.

If you take a Nonguaranteed Withdrawal, your Benefit Base will immediately decrease by the adjusted Nonguaranteed Withdrawal amount.  The adjusted Nonguaranteed Withdrawal amount is defined as the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value), where both values are determined immediately before the Nonguaranteed Withdrawal.  The Account Value immediately before the Nonguaranteed Withdrawal means that the Account Value will be reduced by any remaining LPA prior to the calculation.

Taking Nonguaranteed Withdrawals could reduce your future benefits by more than the dollar amount of the Nonguaranteed Withdrawals.

The example below demonstrates how a Nonguaranteed Withdrawal affects the Benefit Base, using the following assumptions:

•                  Individual GLWB in effect

•                  Benefit Base = $100,000

•                  Account Value = $85,000

•                  LPA = $5,000

•                  One withdrawal is taken during the calendar year = $7,000

•                  Withdrawal taken after LPA Eligibility Date

•                  No withdrawal charge applies.

The Nonguaranteed Withdrawal amount is $2,000, which is equal to your total calendar year withdrawals ($7,000) minus your LPA ($5,000).  The adjusted Nonguaranteed Withdrawal is $2,500:

$2,500 = $2,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 or [$100,000 (Benefit Base immediately before the Nonguaranteed Withdrawal) / $80,000 (Account Value immediately before the Nonguaranteed Withdrawal)]

Your Benefit Base will be reduced by $2,500 to $97,500.

This example is for illustrative purposes only and does not predict results.

Other Important Facts about Withdrawals

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and your LPA.

•                  A withdrawal charge may apply.  If you withdraw more than your Free Withdrawal Amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charge will be waived.  If you withdraw more than the Free Withdrawal Amount and any portion of the withdrawal is a Nonguaranteed Withdrawal, a withdrawal charge, if any, will be applied on the entire amount that is greater than the Free Withdrawal Amount.  See Part 4, “Withdrawal Charge” and Part 5, “Withdrawals.”  Following is an example of how a withdrawal charge may apply:

Assume:

Individual GLWB in effect
Premium:	$40,000
Account Value before withdrawal:	$18,000
Withdrawal charge percentage applicable to premium:	6%
Lifetime Payment Amount:	$ 2,000

Case 1: Owner requests withdrawal of $2,000 (LPA)

The Free Withdrawal Amount is calculated as $18,000 x 10% = $1,800.  The $2,000 requested withdrawal is greater than the remaining Free Withdrawal Amount; however, it does not exceed the LPA.  No withdrawal charge will apply.

Case 2: Owner requests withdrawal of $2,500

The Free Withdrawal Amount is $1,800.  Since the requested withdrawal exceeds the LPA, withdrawal charges will apply.  After applying the withdrawal first to the Free Withdrawal Amount, this leaves $700 ($2,500 - $1,800), which will be subject to a withdrawal charge of $42 ($700 x 6%).

•                  Withdrawals must be taken pro rata from your Investment Options.  You cannot make a withdrawal from specific Investment Options.

•                  You may not take a withdrawal on your Contract Date.

•                  If you request a withdrawal, we will withdraw the total amount you requested from your Account Value, however the amount you receive will be net of tax withholding and withdrawal charge, if applicable.

•                  You must use our withdrawal form to request withdrawals.  Contact our Administrative Office to obtain the form.

GLWB Rider Charge

The GLWB Rider charge is a daily charge taken from the Account Value in your Subaccounts.  The charge is in addition to the separate account charges for the contract and reduces your Unit Values.  The charge varies depending on which GLWB Investment Strategy you choose.  The following table shows the effective annual rates for the Rider charge:

GLWB Investment Strategy	Current GLWB Charge	Current GLWB Charge with Total Separate Account Expenses
Strategy 1 — Basic Allocation	0.60%	2.35%
Strategy 2 — Self Style Allocation	0.80%	2.55%

We may increase the annual charge for the GLWB Rider up to the maximum of 1.50%.  The maximum GLWB charge plus total separate account charges would be 3.25% for either GLWB Investment Strategy.

If we do increase the charge, we will give you prior written notice of each increase.  If you do not wish to accept an increase, you may elect to either

•                        cancel the Rider; or

•                        continue the Rider with a reduction in the Withdrawal Percentage as determined by us, effective at the time of the Rider charge increase (may not be available in CA and CT).  The maximum reduction in the Withdrawal Percentage is 1.00%, regardless of the number of Rider charge increases.

We do not deduct the Rider charge during the Guaranteed Payment Phase.

The GLWB Rider charge is the same for the Individual GLWB Rider and the Spousal GLWB Rider.  The LPA is adjusted downward — by the Spousal Factor of 90% — for the Spousal GLWB Rider instead of an additional charge.

GLWB Investment Strategies

If you purchase the GLWB Rider, you must allocate your premium to only one of the two GLWB Investment Strategies described below.  Once you select a GLWB Investment Strategy, you cannot switch to another GLWB Investment Strategy.  As a result of the GLWB Rider investment restrictions, you will always have some degree of exposure to the market.  You cannot eliminate this exposure even during periods of market volatility.  These investment strategies are designed for long-term investors seeking withdrawal guarantees.  (Note that the Subaccounts available in the GLWB Investment Strategies are also available without the Rider.)

The GLWB Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLWB Rider. The GLWB Investment Strategies are designed to lower the volatility of returns from your Subaccounts. Subaccounts that are available without limitation (if the GLWB Rider is not selected) may offer the potential for higher returns. Before you select the GLWB Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLWB Investment Strategy 1 — Basic Allocation

You must allocate your premium according to one of the three models: Blend, Growth or Value.  You may reallocate from one model to another, as discussed below.

Subaccount	Model 1 - Growth	Model 2 - Blend	Model 3 - Value
iShares Core S&P 500 ETF	30%	40%	30%
iShares Core S&P Mid-Cap ETF	10%	10%	10%
iShares Core S&P Small-Cap ETF	5%	5%	5%
iShares International Treasury Bond ETF	5%	5%	5%
iShares S&P 500 Growth ETF	10%
iShares S&P 500 Value ETF			10%
Vanguard Developed Markets Index Fund, ETF Shares	5%	5%	5%
Vanguard Total Bond Market Index Fund, ETF Shares	35%	35%	35%

GLWB Investment Strategy 2 — Self Style Allocation

You may select one or more of the Subaccounts in two or more groups, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each group.

Group 1 Core Fixed Income Minimum 35% Maximum 65%	Group 2 Core Equity Minimum 35% Maximum 65%	Group 3 Non-Core Fixed Income Minimum 0% Maximum 30%	Group 4 Non-Core Equity Minimum 0% Maximum 30%	Group 5 International/Alternative Minimum 0% Maximum 15%
iShares Core U.S. Aggregate Bond ETF	iShares Core S&P 500 ETF	iShares iBoxx $ High Yield Corporate Bond ETF	iShares Core S&P Mid-Cap ETF	iShares International Treasury Bond ETF
iShares Intermediate Credit Bond ETF	Vanguard Dividend Appreciation Index Fund, ETF Shares	iShares TIPS Bond ETF	iShares Core S&P Small-Cap ETF	Vanguard Developed Markets Index Fund, ETF Shares
Vanguard Total Bond Market Index Fund, ETF Shares	Vanguard Large-Cap Index Fund, ETF Shares	Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares	iShares S&P 500 Growth ETF	Vanguard Emerging Markets Stock Index Fund, ETF Shares
		Vanguard Short-Term Bond Index Fund, ETF Shares	iShares S&P 500 Value ETF	Vanguard REIT Index Fund, ETF Shares
		Vanguard Variable Insurance Fund Money Market Portfolio	Vanguard Mega Cap Index Fund, ETF Shares

For more information about these Subaccounts, including information relating to their investment objectives and policies, and the risks of investing, see Part 3, as well as the Fund prospectuses.  You can obtain a copy of the Fund prospectuses by contacting our Administrative Office listed in the Glossary.  You should read the Fund prospectuses carefully before investing.

In addition to your allocation to one of the two GLWB Investment Strategies, you may invest some or all of your initial premium received by us on the Contract Date in the STO.  Transfers from the STO to the Subaccounts must be according to GLWB Investment Strategy and allocation you have selected.  See Part 3, section titled “The Fixed Account” for more information about the STO.

Subject to required approvals by federal and state authorities, we may add, remove, change, close, substitute or limit investment in the GLWB Investment Strategies or the Subaccounts at any time.

Allocations and Transfers for the GLWB

In addition to the allocation and transfer rules under the contract (See Part 5, section titled “Allocations and Transfers”), the following additional rules and limitations apply to your allocations and transfers:

•                  Your one allocation allowed on the contract must meet the requirements of one of the two GLWB Investment Strategies.

•                  Your Account Value will be automatically rebalanced to your allocation percentages each contract quarter.

•                  You cannot move from one GLWB Investment Strategy to another.

•                  In GLWB Investment Strategy 1, you can reallocate your Account Value invested in one model to another model.  The reallocation will reset your Account Value to the required percentages for the new model.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

•                  In GLWB Investment Strategy 2, you can reallocate your Account Value invested in Strategy 2 as long as your new allocation is within the minimum and maximum allocation percentages for each Fund group.  Each reallocation triggers the 60-day waiting period before you can make another reallocation.

Your financial professional or a third party may have offered you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal.  Therefore, if you purchase a GLWB Rider, we do not recommend using this annuity contract to pay for such services.

Withdrawal Protection for Required Minimum Distributions

If your contract is a traditional IRA or a SEP IRA, you may be required to withdraw money in order to satisfy IRS minimum distribution requirements after you reach age 70½.

We will calculate the RMD for this annuity contract based on its prior calendar year-end fair market value.  We do not consider your other assets or distributions in making this calculation.  This is the RMD protected under the GLWB Riders, except if you elect the spousal Rider and your spouse is more than 10 years younger than you.  In that case, due to your age difference, you will be required to take your RMD for this annuity contract before the LPA Eligibility Date; if you take your RMD from this contract’s Account Value, each withdrawal will be a Nonguaranteed Withdrawal until the LPA Eligibility Date is reached.  You are solely responsible for meeting all requirements of the Tax Code.

After the LPA Eligibility Date, you may take the greater of your LPA or your RMD each calendar year.  In the year you turn 70½ the Tax Code provides that you may take your first RMD prior to April 1st of the following calendar year; however, with a GLWB Rider, you must take your first annual RMD in the calendar year you turn age 70½ in order to avoid a potential Nonguaranteed Withdrawal.

We may make any changes we deem necessary to comply with the tax laws.  We are not liable for any tax consequences you incur arising from this contract or your obligations under the Tax Code.  You should discuss these matters with your tax advisor prior to electing a GLWB Rider.

Continuation of the Spousal GLWB at Owner’s Death

Married spouses — If your covered spouse is recognized under the Tax Code, including same-sex spouses, he or she will have the option to continue the contract and the GLWB Rider at the time of your death.  Your covered spouse will become the owner and annuitant of the contract and all terms and conditions of the contract continue to apply.  See Part 5, section titled “Spousal Continuation.”

Civil Union or Domestic Partners — for civil union or domestic partners as defined by state law, the covered partner may continue to receive the LPA under the terms of the Rider.  Due to federal tax laws, however, not all terms of the contract can be applied.  If the covered partner wishes to continue receiving the LPA, he or she must elect to treat the contract as an inherited IRA.  See Part 5, section titled “Death Benefit.”  All provisions of the contract and the GLWB Rider still apply, except (i) the covered partner must take at least the RMD each calendar year (caution: this may cause a Nonguaranteed Withdrawal if the LPA Eligibility Date has not been reached); (ii) the covered partner cannot add premium to the contract; (iii) the Death Benefit available to the beneficiary of the covered partner is limited to the Account Value on the Death Benefit Date; and (iv) the beneficiary of the covered partner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the covered partner as determined by the Tax Code.  These restrictions are required by the Tax Code.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on or after the LPA Eligibility Date if either:

•                  Before the Maturity Date, the Account Value reduces to zero (other than as a result of a Nonguaranteed Withdrawal or the voluntary election of an Annuity Option).

•                  On the Maturity Date, you elect to continue to receive annual payments equal to the then current LPA through a life only Annuity Option (or joint life if you have elected the Spousal GLWB Rider and both you and your covered spouse are still living.)

When the contract begins the Guaranteed Payment Phase, we will send you a written notice and any remaining LPA that you have not taken during the current calendar year.  (If your contract enters the

Guaranteed Payment Phase on the Maturity Date, we will set your Account Value to zero.)  Beginning the next calendar year, and in each calendar year during the Guaranteed Payment Phase, you will receive your LPA.  The Guaranteed Payment Phase will continue until the death of the owner (or owner and covered spouse if the Spousal GLWB is elected).

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract and the GLWB Rider will terminate, except those described in this section and in the “Cancellation and Termination of Rider” section below.  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.  We should be notified immediately upon the death of the owner (or covered spouse if the Spousal GLWB is elected).

Cancellation and Termination of Rider

You may cancel the Rider during the first 45 days of each Contract Year beginning on the fifth Contract Anniversary.  Upon termination of the Rider, the Rider charge will no longer be assessed.  All other charges will remain in effect.

This Rider will terminate automatically on the earliest of the following dates:

1.              for the Individual GLWB Rider, the date you die, and for the Spousal GLWB Rider, the date the later of you or your covered spouse dies;

2.              the date the Account Value equals zero due to a Nonguaranteed Withdrawal;

3.              the date that ownership of the contract or Rider is transferred or the contract, Rider or any benefits under the contract or Rider are assigned unless the new owner assumes full ownership of the contract and is essentially the same person as the current owner (e.g. a change to a court appointed guardian representing the owner during the owner’s lifetime) or the new owner is a covered person;

4.              on the Maturity Date, unless you elect to receive your LPA through a life only Annuity Option, or joint life only Annuity Option if you have elected the Spousal GLWB Rider and your covered spouse is still living;

5.              the date you voluntarily elect an Annuity Option under the contract;

6.              the date you cancel the GLWB Rider; or

7.              the date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Rules

The following additional rules apply if you elect a GLWB Rider:

•                  You must be between 45 and 80 years old on the Contract Date in order to elect the Individual GLWB Rider.  In order to elect the Spousal GLWB Rider, the younger of you or your spouse must be at least 45 years old and the older of you or your spouse must be no more than 80 years old on the Contract Date.

•                  The Company may refuse to accept additional premiums on a nondiscriminatory basis at anytime.

•                  We may require proof that you (or your covered spouse) are living at any time.

•                  You cannot switch from an Individual GLWB Rider to a Spousal GLWB Rider or vice versa.

•                  Income Plus Withdrawal Program is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Customized Asset Rebalancing Program is not available.

•                  Systematic withdrawal of RMD only is not available.

Additional Rules that Apply to the Spousal GLWB Rider

1.              Only your legal spouse (as defined by applicable state law) on the Contract Date may be named as a covered person under the Spousal GLWB Rider.

2.              You must name your spouse as your sole primary beneficiary.

3.              You cannot add or change a spouse as a covered person.

4.              If your marriage is terminated (such as by divorce or dissolution) or your spouse dies, your spouse is automatically removed as a covered person.  If you subsequently remarry, you cannot add the new spouse.

5.              You must provide us with notice of the divorce or termination of marriage.

6.              Once the spouse is removed as a covered person, lifetime withdrawals under the Spousal GLWB Rider are no longer guaranteed for the lives of both you and your spouse.  (If a spouse is removed, you can name a new beneficiary to receive the Death Benefit.)

7.              If a spouse is removed and is no longer a covered person, the LPA Eligibility Date and the Age Based Percentage are still based on the younger of you or your (now removed) spouse.

8.              If a spouse is removed and is no longer a covered person, the Spousal Factor of 90% will continue to apply to your LPA calculation.

Should You Purchase the GLWB Rider?

The addition of a GLWB Rider to your annuity contract may not be right for you.  For example:

•                  if you are purchasing the GLWB Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

•                  if you do not expect to take withdrawals while this Rider is in effect, you do not need a GLWB Rider because the benefit is accessed through withdrawals; or

•                  if you are likely to need to take withdrawals prior to your LPA Eligibility Date or in an amount that is greater than the LPA or RMD for this contract only, you should carefully evaluate whether a GLWB Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Benefit Base.

•                  If your spouse is 10 or more years younger than you, the Spousal GLWB Rider may not be suitable for you.

At older ages, benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if a GLWB Rider is suitable for your needs.

Examples

Please see Appendix C for hypothetical examples that illustrate how the GLWB Riders work.

Part 7 — Voting Rights

How Fund Shares Are Voted

Integrity is the legal owner of the Fund shares held by the Separate Account.  As a shareholder, we have the right to vote on certain matters with respect to the Funds.  Among other things, we may vote to elect the Fund’s Board of Directors, to ratify the selection of independent auditors, and on any other matters described in a current prospectus or statement of additional information for each Fund, or any matter requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we will give you the opportunity to tell us how to vote the number of shares attributable to the Units in your contract.  We will send you proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all contract owners, we will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  We may vote any shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, as we deem appropriate.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares in our own right or to restrict contract owner voting, we may do so.

Fund shares are sold to investors other than us.  Therefore, the shares voted by all shareholders will dilute the effect of voting instructions received by us from our contract owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Funds that correspond to the Subaccounts in which you are invested on the record date set by the Trust.  We determine the number of shares you vote by dividing your Account Value in each Subaccount by the total value of assets in the Subaccount multiplied by the number of shares in the Subaccount.

Part 8 — Tax Aspects of the Contract

Tax Status of the Contract

This contract is only available as a traditional IRA, Roth IRA, or SEP IRA.  If you were able to purchase this contract as other than an IRA, the contract would not satisfy the diversification requirements under federal tax law to be treated as an annuity contract for federal income tax purposes, and you would be currently taxed on your investment and gain.

Variable annuity contracts (other than certain pension and qualified retirement plan contracts, including IRAs) are generally not treated as annuities for federal income tax purposes, and thus lose their tax-deferred character, if they do not satisfy certain diversification requirements set forth in Section 817(h) of the Tax Code.  Investing in the ETF shares that are “publicly available,” i.e., that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements.  Accordingly, standing alone, the contract would not be treated as an annuity contract for federal income tax purposes.  However, we believe that an individual purchasing a contract as an IRA will not be taxed currently on the investment and gain.

Contracts that qualify as IRAs are not subject to restrictions against investing in publicly available investments if the contracts meet certain requirements set forth by the IRS.  We believe this contract will meet those requirements, although there is no guarantee that this will be the case.  If this contract is not maintained as an IRA, the taxes on the premiums and any gain will not be deferred (or for a Roth IRA, taxes on the gain will not be free from federal income tax) and the tax treatment will be uncertain.

Types of IRAs

Traditional IRAs

Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an IRA.  An IRA can be in the form of a trust or custodial account or an annuity.  An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  The premiums may be deductible in whole or in part, depending on the individual’s income and whether the individual or spouse participates in an employer sponsored retirement plan.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. Distributions from another IRA or certain eligible employer plans may be transferred or “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA are taxed when distributed from the IRA at ordinary income tax rates.  A 10% penalty tax (discussed below) generally applies to distributions made before age 59½, subject to certain exceptions.  IRAs have minimum distribution rules (also discussed below) that govern the timing and amount of required distributions from traditional IRAs.

SEP IRAs

Section 408 of the Tax Code permits SEP IRAs, which are a type of IRAs that allows employers to contribute to IRAs on behalf of their employees.  Employer premiums made to an employee’s SEP IRA cannot exceed the lesser of (1) 25% of the employee’s compensation, and (2) a limit specified in the Tax Code ($52,000 for 2014).  Distributions from SEP IRAs are subject to the same restrictions and rules that apply to IRA distributions.

Roth IRAs

Section 408A of the Tax Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  Only individuals with income below certain amounts specified in the Tax Code may contribute to a Roth IRA.  An eligible individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the Tax Code ($5,500 for 2014 and $5,500 plus cost of living adjustment in 2015 and beyond) or 100% of compensation includible in the individual’s gross income.  For an individual age 50 or older, the limit is increased by $1,000.  Contribution limits set by the Tax Code are cumulative limits that apply to all traditional and Roth IRAs owned by an individual. A rollover from, or conversion of, an IRA to a Roth IRA is generally subject to tax on the full amount rolled over or converted.

You should consult a tax advisor before converting amounts to a Roth IRA or combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed premiums to the Roth IRA, income tax and a 10% penalty tax (discussed below) may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Rollovers and Transfers

In many circumstances you may move money tax-free from one IRA to another IRA or from other qualified plans, such as a 401(k) plan or 403(b) tax sheltered annuity, to an IRA by means of a direct rollover or a transfer.  You may roll over, directly or indirectly, any eligible rollover distribution.  An eligible rollover distribution is defined generally as any distribution of all or part of the balance from a qualified plan, except you cannot roll over the following taxable distributions from another plan:

•                  any distribution that is part of a series of substantially equal payments made over your life expectancy;

•                  any distribution made for a specified period of 10 years or more;

•                  any distribution that is an RMD; or

•                  any hardship distribution.

Also, you cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contribution that is included in the other plans.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own.  The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  Trustee-to-trustee transfers between IRAs are not limited.  Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets between any IRA or qualified plan and another qualified contract or plan.

Early Distributions

Premature distributions are subject to an additional penalty tax equal to 10% of the amount of any payment from your IRA that is includible in your income.  This penalty is in addition to ordinary income tax.  Amounts paid from your IRA before you reach 59½ are considered premature distributions unless:

1.              the distribution is paid due to your death or disability;

2.              the distribution is the result of an Internal Revenue Service levy on the IRA;

3.              the distributions do not exceed your deductible medical expenses;

4.             you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents;

5.              a tax free rollover of the distribution is made;

6.              the distribution is part of a series of level periodic payments made over your life expectancy or joint life expectancy of you and your beneficiary;

7.              the distribution is used to cover certain qualified education expenses; or

8.              the distribution is used to cover qualified first-time home purchase expense (up to a lifetime maximum of $10,000).

Required Minimum Distributions (RMD)

For traditional and SEP IRAs, RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70½ .  The amount of the RMD is based on the prior year-end fair market value of your contract.

If your contract provides an additional benefit, such as the optional GLWB Rider, the fair market value of your contract may increase by the actuarial present value of the benefit.  Therefore, the amount of the RMD you must take may increase.

If you have more than one IRA, the distributions required by the Tax Code for all IRAs in the aggregate may be met by taking distributions from one or more of your IRAs.  Please note, however, that only the RMD as defined in the glossary one time each Contract Year is protected from a withdrawal charge (see Part 5, section titled “Free Withdrawal Amount”) and from being a Nonguaranteed Withdrawal if you have a GLWB Rider (See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.)

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  See Part 5, section titled “Death Benefit.”  The owner’s beneficiary of the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Subaccounts then available under the contract.  Separate account charges will continue to apply.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

If the original owner dies before the Required Beginning Date, the inherited IRA owner must take RMD over his or her life expectancy as defined by the Tax Code.  If the owner dies after the Required Beginning Date, the inherited IRA owner may choose the longer of his or her life expectancy or the deceased owner’s life expectancy, both as defined by the Tax Code.  (For Roth IRAs, the owner is presumed to have died before the Required Beginning Date.)

The following chart summarizes the date when RMDs must begin and the life used to measure the RMDs:

Death of Owner	Spouse	Nonspouse
Before Required Beginning Date

Distributions must begin by the later of (i) 12/31 of year after the calendar year of owner’s death, or (ii) 12/31 of the year when the deceased owner would have reached age 70½.

RMD based on beneficiary life expectancy.

Distributions must begin by 12/31 of year after the calendar year of owner’s death. RMD based on beneficiary life expectancy.
After Required Beginning Date (Traditional and SEP IRAs only)	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.	Distributions must begin by 12/31 of year after the calendar year of owner’s death RMD may be based on longer of the owner’s or beneficiary’s life expectancy.

The following restrictions apply to the inherited IRA contract: (i) the inherited IRA owner may not add premium to the contract; (ii) the Death Benefit available to the beneficiary of the inherited IRA owner is the Account Value on the Death Benefit Date after the death of the inherited IRA owner; (iii) the beneficiary of the inherited IRA owner will be required to receive the remaining Account Value either in a lump sum, over five years or over the life expectancy of the inherited IRA owner as determined by the Tax Code.

A tax penalty applies if the inherited IRA owner fails to take the RMD.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

For more information on inherited IRAs, see Part IRS Publication 590.  Seek independent tax advice.

Federal and State Income Tax Withholding

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers among Subaccounts

There will not be any current tax liability if you transfer any part of the Account Value among the Subaccounts of your contract.

Seek Tax Advice

Integrity does not act as your tax or legal advisor.  This discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts or IRAs.  Also, we have not attempted to consider any applicable state or other tax laws.

Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Option under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.

You should carefully consider the advantages and disadvantages of owning a variable annuity as an IRA or tax-qualified plan, as well as the costs and benefits of the contract (including the death benefits, income benefits and other non-tax-related benefits), before you purchase the contract as an IRA.

This contract includes an enhanced death benefit and offers an optional living benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

The IRS has not reviewed the contract for qualification as an IRA and we make no guarantees that the contract will so qualify.  Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Annuity Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawal, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to a withdrawal charge, if any.  See Part 4, section titled “Withdrawal Charge.”

This program is not available with a GLWB Rider.  See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your IRA after you attain age 70½.  The Tax Code requires that you take minimum distributions beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  As a convenience, we will calculate the amount of the withdrawals.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to a withdrawal charge, as long as you do not take additional withdrawals.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with a GLWB Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Systematic Transfer Program

We offer a Systematic Transfer Program where we accept new premiums into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Subaccounts on a monthly or quarterly basis.  We will transfer your STO premiums in approximately equal installments of at least $1,000 monthly over a six-month or monthly or quarterly over a one-year period, depending on the options you select.  You can only invest in either the six-month or one-year STO at any one time, but not both.  If you do not have enough Account Value in the STO to transfer to each Subaccount specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Subaccounts you chose for this program.  You cannot transfer Account Value into the STO.

Transfers made under our Systematic Transfer Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict premiums to the program.

This program is available with a GLWB Rider only for the initial premium we received on the Contract Date.  See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Subaccounts will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to have your investments rebalanced to your allocation percentages periodically.  You can choose to rebalance quarterly, semi-annually or annually.

The Account Value in the currently available Subaccounts will automatically be rebalanced back to your allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your allocation.  You will receive a confirmation notice after each rebalancing.  Subaccounts that are closed to new purchases, and the Fixed Account, are not included in the Customized Asset Rebalancing Program.

Transfers under our Customized Asset Rebalancing Program do not trigger a 60-day waiting period.  See Part 4, section titled “Allocations and Transfers.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your allocation.

This program is not available with a GLWB Rider because quarterly rebalancing is required.  See Part 6.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

400 Broadway

Cincinnati, OH 45201-3341

ATTN: Request SAI for Integrity VAROOM dated May 1, 2015

Appendix A

Financial Information for Separate Account I of Integrity

The table below shows the following data for the Subaccounts currently offered:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.  Product sales began January 3, 2011.

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

iShares Core S&P 500 ETF (3715)
Unit value at beginning of period	$37.45	$28.69	$25.27	$24.95	$25.00	$25.00
Unit value at end of period	$41.80	$37.45	$28.69	$25.27	$24.95
Units outstanding at end of period	9,094	9,227	7,135	6,119	0	12-21-10

iShares Core S&P 500 ETF — GLWB Investment Strategy 1 (3715E02)
Unit value at beginning of period	$36.76	$28.33	$25.11	$24.95	$25.00	$25.00
Unit value at end of period	$40.78	$36.76	$28.33	$25.11	$24.95
Units outstanding at end of period	216,093	226,901	249,609	198,035	0	12-21-10

iShares Core S&P 500 ETF — GLWB Investment Strategy 2 (3715E03)
Unit value at beginning of period	$36.54	$28.22	$25.06	$24.95	$25.00	$25.00
Unit value at end of period	$40.44	36.54	$28.22	$25.06	$24.95
Units outstanding at end of period	19,603	21,138	18,403	15,582	0	12-21-10

iShares Core S&P Mid-Cap ETF (3717)
Unit value at beginning of period	$36.41	$27.72	$23.90	$24.87	$25.00	$25.00
Unit value at end of period	$39.23	$36.41	$27.72	$23.90	$24.87
Units outstanding at end of period	5,943	6,023	5,385	3,684	0	12-21-10

iShares Core S&P Mid-Cap ETF — GLWB Investment Strategy 1 (3717E02)
Unit value at beginning of period	$35.74	$27.38	$23.75	$24.87	$25.00	$25.00
Unit value at end of period	$38.28	$35.74	$27.38	$23.75	$24.87
Units outstanding at end of period	65,599	65,945	74,933	59,028	0	12-21-10

iShares Core S&P Mid-Cap ETF — GLWB Investment Strategy 2 (3717E03)
Unit value at beginning of period	$35.52	$27.26	$23.70	$24.87	$25.00	$25.00
Unit value at end of period	$37.96	$35.52	$27.26	$23.70	$24.87
Units outstanding at end of period	7,972	7,961	7,178	6,773	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

iShares Core S&P Small-Cap ETF (3718)
Unit value at beginning of period	$38.87	$27.88	$24.48	$24.74	$25.00	$25.00
Unit value at end of period	$40.40	$38.87	$27.88	$24.48	$24.74
Units outstanding at end of period	3,420	5,251	3,257	2,019	0	12-21-10

iShares Core S&P Small-Cap ETF — GLWB Investment Strategy 1 (3718E02)
Unit value at beginning of period	$38.16	$27.53	$24.33	$24.73	$25.00	$25.00
Unit value at end of period	$39.41	$38.16	$27.53	$24.33	$24.73
Units outstanding at end of period	32,250	31,044	37,461	29,360	0	12-21-10

iShares Core S&P Small-Cap ETF — GLWB Investment Strategy 2 (3718E03)
Unit value at beginning of period	$37.92	$27.42	$24.28	$24.73	$25.00	$25.00
Unit value at end of period	$39.09	$37.92	$27.42	$24.28	$24.73
Units outstanding at end of period	4,019	4,082	3,795	3,366	0	12-21-10

iShares Core U.S. Aggregate Bond ETF (3710)
Unit value at beginning of period	$26.04	$27.04	$26.52	$25.10	$25.00	$25.00
Unit value at end of period	$27.12	$26.04	$27.04	$26.52	$25.10
Units outstanding at end of period	5,059	5,246	7,680	7,883	0	12-21-10

iShares Core U.S. Aggregate Bond ETF — GLWB Investment Strategy 1 (3710E02)
Unit value at beginning of period	$25.56	$26.71	$26.35	$25.09	$25.00	$25.00
Unit value at end of period	$26.46	$25.56	$26.71	$26.35	$25.09
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares Core U.S. Aggregate Bond ETF — GLWB Investment Strategy 2 (3710E03)
Unit value at beginning of period	$25.40	$26.60	$26.30	$25.09	$25.00	$25.00
Unit value at end of period	$26.24	$25.40	$26.60	$26.30	$25.09
Units outstanding at end of period	20,447	20,141	17,921	13,258	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF (3713)
Unit value at beginning of period	$30.00	$28.85	$26.33	$25.27	$25.00	$25.00
Unit value at end of period	$30.03	$30.00	$28.85	$26.33	$25.27
Units outstanding at end of period	523	523	523	318	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF — GLWB Investment Strategy 1 (3713E02)
Unit value at beginning of period	$29.45	$28.49	$26.17	$25.27	$25.00	$25.00

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Unit value at end of period	$29.30	$29.45	$28.49	$26.17	$25.27
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares iBoxx $ High Yield Corporate Bond ETF — GLWB Investment Strategy 2 (3713E03)
Unit value at beginning of period	$29.27	$28.38	$26.11	$25.27	$25.00	$25.00
Unit value at end of period	$29.06	$29.27	$28.38	$26.11	$25.27
Units outstanding at end of period	1,642	1,572	2,548	2,202	0	12-21-10

iShares Intermediate Credit Bond ETF (3711)
Unit value at beginning of period	$26.83	$27.39	$26.04	$25.06	$25.00	$25.00
Unit value at end of period	$27.38	$26.83	$27.39	$26.04	$25.06
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF— GLWB Investment Strategy 1 (3711E02)
Unit value at beginning of period	$26.34	$27.05	$25.88	$25.05	$25.00	$25.00
Unit value at end of period	$26.71	$26.34	$27.05	$25.88	$25.05
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares Intermediate Credit Bond ETF — GLWB Investment Strategy 2 (3711E03)
Unit value at beginning of period	$26.18	$26.94	$25.83	$25.05	$25.00	$25.00
Unit value at end of period	$26.49	$26.18	$26.94	$25.83	$25.05
Units outstanding at end of period	9,600	9,938	11,042	8,491	0	12-21-10

iShares International Treasury Bond ETF (3719)
Unit value at beginning of period	$25.85	$26.59	$25.65	$25.72	$25.00	$25.00
Unit value at end of period	$24.70	$25.85	$26.59	$25.65	$25.72
Units outstanding at end of period	1,067	1,068	627	436	0	12-21-10

iShares International Treasury Bond ETF — GLWB Investment Strategy 1 (3719E02)
Unit value at beginning of period	$25.37	$26.27	$25.49	$25.72	$25.00	$25.00
Unit value at end of period	$24.10	$25.37	$26.27	$25.49	$25.72
Units outstanding at end of period	50,094	45,011	38,331	27,160	0

iShares International Treasury Bond ETF — GLWB Investment Strategy 2 (3719E03)
Unit value at beginning of period	$25.22	$26.16	$25.44	$25.72	$25.00	$25.00
Unit value at end of period	$23.90	$25.22	$26.16	$25.44	$25.72
Units outstanding at end of period	741	701	1,533	1,340	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

iShares S&P 500 Growth ETF (3714)
Unit value at beginning of period	$37.49	$28.70	$25.63	$24.96	$25.00	$25.00
Unit value at end of period	$42.23	$37.49	$28.70	$25.63	$24.96
Units outstanding at end of period	3,347	3,369	1,024	663	0	12-21-10

iShares S&P 500 Growth ETF — GLWB Investment Strategy 1 (3714E02)
Unit value at beginning of period	$36.80	$28.35	$25.47	$24.96	$25.00	$25.00
Unit value at end of period	$41.20	$36.80	$28.35	$25.47	$24.96
Units outstanding at end of period	17,151	18,733	20,625	16,402	0	12-21-10

iShares S&P 500 Growth ETF — GLWB Investment Strategy 2 (3714E03)
Unit value at beginning of period	$36.57	$28.23	$25.42	$24.96	$25.00	$25.00
Unit value at end of period	$40.87	$36.57	$28.23	$25.42	$24.96
Units outstanding at end of period	188	332	612	609	0	12-21-10

iShares S&P 500 Value ETF (3716)
Unit value at beginning of period	$36.71	$28.39	$24.46	$25.04	$25.00	$25.00
Unit value at end of period	$40.46	$36.71	$28.39	$24.46	$25.04
Units outstanding at end of period	1,835	1,885	1,961	675	0	12-21-10

iShares S&P 500 Value ETF — GLWB Investment Strategy 1 (3716E02)
Unit value at beginning of period	$36.03	$28.04	$24.31	$25.03	$25.00	$25.00
Unit value at end of period	$39.47	$36.03	$28.04	$24.31	$25.03
Units outstanding at end of period	11,354	12,366	13,836	10,998	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

iShares S&P 500 Value ETF — GLWB Investment Strategy 2 (3716E03)
Unit value at beginning of period	$35.81	$27.92	$24.25	$25.03	$25.00	$25.00
Unit value at end of period	$39.15	$35.81	$27.92	$24.25	$25.03
Units outstanding at end of period	995	834	1,457	1,586	0	12-21-10

iShares TIPS Bond ETF (3712)
Unit value at beginning of period	$26.01	$28.92	$27.63	$25.05	$25.00	$25.00
Unit value at end of period	$26.48	$26.01	$28.92	$27.63	$25.05
Units outstanding at end of period	4,219	4,254	7,293	4,605	0	12-21-10

iShares TIPS Bond ETF— GLWB Investment Strategy 1 (3712E02)
Unit value at beginning of period	$25.54	$28.57	$27.45	$25.05	$25.00	$25.00
Unit value at end of period	$25.83	$25.54	$28.57	$27.45	$25.05
Units outstanding at end of period	0	0	0	0	0	12-21-10

iShares TIPS Bond ETF— GLWB Investment Strategy 2 (3712E03)
Unit value at beginning of period	$25.38	$28.45	$27.39	$25.05	$25.00	$25.00
Unit value at end of period	$25.62	$25.38	$28.45	$27.39	$25.05
Units outstanding at end of period	2,429	2,161	2,676	1,871	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares (3722)
Unit value at beginning of period	$30.28	$25.24	$21.07	$25.25	$25.00	$25.00
Unit value at end of period	$27.97	$30.28	$25.24	$21.07	$25.25
Units outstanding at end of period	1,253	1,255	822	613	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares — GLWB Investment Strategy 1 (3722E02)
Unit value at beginning of period	$29.73	$24.93	$20.94	$25.25	$25.00	$25.00
Unit value at end of period	$27.29	$29.73	$24.93	$20.94	$25.25
Units outstanding at end of period	43,946	39,457	41,961	32,025	0	12-21-10

Vanguard Developed Markets Index Fund, ETF Shares — GLWB Investment Strategy 2 (3722E03)
Unit value at beginning of period	$29.54	$24.83	$20.89	$25.24	$25.00	$25.00
Unit value at end of period	$27.06	$29.54	$24.83	$20.89	$25.24
Units outstanding at end of period	5,328	4,652	3,018	2,086	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares (3720)

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Unit value at beginning of period	$36.20	$28.45	$26.06	$25.00	$25.00	$25.00
Unit value at end of period	$39.15	$36.20	$28.45	$26.06	$25.00
Units outstanding at end of period	7,061	6,167	4,664	5,075	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 1 (3720E02)
Unit value at beginning of period	$35.53	$28.10	$25.89	$24.99	$25.00	$25.00
Unit value at end of period	$38.19	$35.53	$28.10	$25.89	$24.99
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Dividend Appreciation Index Fund, ETF Shares — GLWB Investment Strategy 2 (3720E03)
Unit value at beginning of period	$35.31	$27.99	$25.84	$24.99	$25.00	$25.00
Unit value at end of period	$37.88	$35.31	$27.99	$25.84	$24.99
Units outstanding at end of period	13,473	13,751	21,318	16,918	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares (3721)
Unit value at beginning of period	$22.37	$23.91	$20.03	$25.67	$25.00	$25.00
Unit value at end of period	$21.97	$22.37	$23.91	$20.03	$25.67
Units outstanding at end of period	1,364	1,397	2,405	1,348	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 1 (3721E02)
Unit value at beginning of period	$21.96	$23.61	$19.91	$25.67	$25.00	$25.00
Unit value at end of period	$21.43	$21.96	$23.61	$19.91	$25.67
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Emerging Markets Stock Index Fund, ETF Shares — GLWB Investment Strategy 2 (3721E03)
Unit value at beginning of period	$21.82	$23.51	$19.86	$25.67	$25.00	$25.00
Unit value at end of period	$21.26	$21.82	$23.51	$19.86	$25.67
Units outstanding at end of period	7,282	7,241	6,485	5,696	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares (3723)
Unit value at beginning of period	$28.11	$29.22	$26.87	$25.11	$25.00	$25.00
Unit value at end of period	$29.73	$28.11	$29.22	$26.87	$25.11
Units outstanding at end of period	301	301	301	301	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 1 (3723E02)
Unit value at beginning of period	$27.59	$28.86	$26.70	$25.10	$25.00	$25.00

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Unit value at end of period	$29.00	$27.59	$28.86	$26.70	$25.10
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Intermediate-Term Corporate Bond Index Fund, ETF Shares — GLWB Investment Strategy 2 (3723E03)
Unit value at beginning of period	$27.42	$28.74	$26.64	$25.10	$25.00	$25.00
Unit value at end of period	$28.77	$27.42	$28.74	$26.64	$25.10
Units outstanding at end of period	676	664	798	753	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares (3724)
Unit value at beginning of period	$37.17	$28.39	$24.98	$25.07	$25.00	$25.00
Unit value at end of period	$41.41	$37.17	$28.39	$24.98	$25.07
Units outstanding at end of period	1,609	1,609	1,717	0	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 1 (3724E02)
Unit value at beginning of period	$36.49	$28.04	$24.83	$25.07	$25.00	$25.00
Unit value at end of period	$40.40	$36.49	$28.04	$24.83	$25.07
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Large-Cap Index Fund, ETF Shares — GLWB Investment Strategy 2 (3724E03)
Unit value at beginning of period	$36.26	$27.93	$24.78	$25.07	$25.00	$25.00
Unit value at end of period	$40.07	$36.26	$27.93	$24.78	$25.07
Units outstanding at end of period	7,588	7,889	11,655	10,587	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares (3725)
Unit value at beginning of period	$37.30	$28.60	$25.20	$25.07	$25.00	$25.00
Unit value at end of period	$41.54	$37.30	$28.60	$25.20	$25.07
Units outstanding at end of period	802	802	0	0	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares — GLWB Investment Strategy 1 (3725E02)
Unit value at beginning of period	$36.62	$28.25	$25.05	$25.07	$25.00	$25.00
Unit value at end of period	$40.53	$36.62	$28.25	$25.05	$25.07
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Mega Cap Index Fund, ETF Shares — GLWB Investment Strategy 2 (3725E03)
Unit value at beginning of period	$36.39	$28.13	$24.99	$25.07	$25.00	$25.00
Unit value at end of period	$40.19	$36.39	$28.13	$24.99	$25.07
Units outstanding at end of period	359	393	445	252	0	12-21-10

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Vanguard REIT Index Fund, ETF Shares (3726)
Unit value at beginning of period	$31.23	$31.01	$26.89	$25.54	$25.00	$25.00
Unit value at end of period	$39.99	$31.23	$31.01	$26.89	$25.54
Units outstanding at end of period	1,498	1,520	3,148	1,188	0	12-21-10

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 1 (3726E02)
Unit value at beginning of period	$30.65	$30.63	$26.72	$25.54	$25.00	$25.00
Unit value at end of period	$39.02	$30.65	$30.63	$26.72	$25.54
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard REIT Index Fund, ETF Shares — GLWB Investment Strategy 2 (3726E03)
Unit value at beginning of period	$30.46	$30.50	$26.67	$25.54	$25.00	$25.00
Unit value at end of period	$38.70	$30.46	$30.50	$26.67	$25.54
Units outstanding at end of period	3,101	3,478	3,863	3,127	0	12-21-10

Vanguard Short-Term Bond Index Fund, ETF Shares (3729)
Unit value at beginning of period	$24.60	$25.00	—	—	—	$25.00
Unit value at end of period	$24.50	$24.60	$25.00
Units outstanding at end of period	0	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares — GLWB Investment Strategy 1 (3729E02)
Unit value at beginning of period	$24.35	$24.90	—	—	—	$25.00
Unit value at end of period	$24.10	$24.35	$24.90
Units outstanding at end of period	0	0	0			5-1-12

Vanguard Short-Term Bond Index Fund, ETF Shares — GLWB Investment Strategy 2 (3729E03)
Unit value at beginning of period	$24.26	$24.86	—	—	—	$25.00
Unit value at end of period	$23.97	$24.26	$24.86
Units outstanding at end of period	0	0	0			5-1-12

Vanguard Total Bond Market Index Fund, ETF Shares (3727)
Unit value at beginning of period	$26.05	$27.11	$26.38	$25.07	$25.00	$25.00
Unit value at end of period	$27.11	$26.05	$27.11	$26.38	$25.07
Units outstanding at end of period	7,620	7,632	4,694	3,207	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 1 (3727E02)
Unit value at beginning of period	$25.58	$26.78	$26.21	$25.07	$25.00	$25.00
Unit value at end of period	$26.45	$25.58	$26.78	$26.21	$25.07

Subaccount	2014	2013	2012	2011	2010	Value and Inception Date

Units outstanding at end of period	323,982	310,251	260,800	185,614	0	12-21-10

Vanguard Total Bond Market Index Fund, ETF Shares — GLWB Investment Strategy 2 (3727E03)
Unit value at beginning of period	$25.42	$26.67	$26.16	$25.07	$25.00	$25.00
Unit value at end of period	$26.23	$25.42	$26.67	$26.16	$25.07
Units outstanding at end of period	29,808	27,492	27,692	20,435	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio (3728)
Unit value at beginning of period	$9.51	$9.67	$9.83	$10.00	$10.00	$10.00
Unit value at end of period	$9.35	$9.51	$9.67	$9.83	$10.00
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 1 (3728E02)
Unit value at beginning of period	$9.34	$9.55	$9.77	$9.99	$10.00	$10.00
Unit value at end of period	$9.13	$9.34	$9.55	$9.77	$9.99
Units outstanding at end of period	0	0	0	0	0	12-21-10

Vanguard Variable Insurance Fund Money Market Portfolio — GLWB Investment Strategy 2 (3728E03)
Unit value at beginning of period	$9.28	$9.51	$9.75	$9.99	$10.00	$10.00
Unit value at end of period	$9.05	$9.28	$9.51	$9.75	$9.99
Units outstanding at end of period	527	486	430	0	0	12-21-10

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLWB Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.              any Free Withdrawal Amount (except in the case of a surrender);

2.              premiums that are no longer subject to a withdrawal charge and have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

3.              premiums subject to a withdrawal charge that have not yet been withdrawn (premiums are withdrawn from oldest to youngest);

4.              any gain, interest or other amount that is not considered a premium.

Example Assumptions

Assume one premium is paid, no previous withdrawals have been taken, and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Premium:	$50,000
Account Value before withdrawal:	$ 60,000
Requested withdrawal:	$16,000
Withdrawal charge percentage applicable to the premium:	6%

Taxes are not considered in this example.

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) / (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$39,361.70 = $50,000 (premium) - $10,638.30 (portion of withdrawal attributed to premium including the withdrawal charge).

Note, the withdrawal charge does not just apply to the premium withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no premiums that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the premium subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of premium still subject to a withdrawal charge is:

$40,000 = $50,000 (premium) - $10,000 (portion of withdrawal attributed to premium including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustrations of Guaranteed Lifetime Withdrawal Benefit

The following examples demonstrate how the GLWB Riders work, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Individual GLWB Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as a Nonguaranteed Withdrawal, have been taken, additional premiums have been added and increases to the Withdrawal Percentage and step-ups have been applied.  It also illustrates payments for the life of the covered person even though the Account Value has been reduced to zero.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•                  The Contract Date is June 27.

•                  The Owner’s age on Contract Date is 60 years.

•                  The Initial premium was $100,000; additional premiums of $10,000 were paid in calendar years 2 and 10.

•                  A Nonguaranteed Withdrawal equal to $776 is taken in calendar year 14.

•                  Withdrawals equal to LPA are taken in calendar years 6-13, and calendar years 15+.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)					As of February 10 (B)			As of June 27 (C)				As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage		Benefit Base	LPA	Additional Premium		Benefit Base after Additional Premium	Hypothetical Account Value (E)		Benefit Base after Step-Up		Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal	Benefit Base After Withdrawal
1(F)									$100,000	(F)	$100,000	(F)	$99,625	$0		$0	$100,000
2	61	4.050	%(G)	$100,000	$4,050	$10,000	(H)	$110,000	$112,614		$112,614	(I)	$112,485	$0		$0	$112,614
3	62	4.150	%(J)	$112,614	$4,673	$0		$112,614	$116,985		$116,985		$117,755	$0		$0	$116,985
4	63	4.250	%(J)	$116,985	$4,972	$0		$116,985	$121,300		$121,300		$122,188	$0		$0	$121,300
5	64	4.350	%(J)	$121,300	$5,277	$0		$121,300	$119,745		$121,300		$120,719	$0		$0	$121,300
6	65	4.950	%(K)	$121,300	$6,004	$0		$121,300	$120,719		$121,300		$120,123	$6,004		$0	$121,300
7	66	4.950%		$121,300	$6,004	$0		$121,300	$109,554		$121,300		$110,171	$6,004		$0	$121,300
8	67	4.950%		$121,300	$6,004	$0		$121,300	$106,250		$121,300		$105,343	$6,004		$0	$121,300
9	68	4.950%		$121,300	$6,004	$0		$121,300	$99,338	(L)	$121,300		$99,982	$6,004	(L)	$0	$121,300
10	69	4.950%		$121,300	$6,004	$10,000	(L)	$121,300	$102,098	(L)	$121,300		$102,181	$6,004		$0	$121,300
11	70	4.950%		$121,300	$6,004	$0		$121,300	$97,138		$121,300		$97,727	$6,004		$0	$121,300
12	71	4.950%		$121,300	$6,004	$0		$121,300	$88,053		$121,300		$88,553	$6,004		$0	$121,300
13	72	4.950%		$121,300	$6,004	$0		$121,300	$84,200		$121,300		$83,647	$6,004		$0	$121,300

	As of January 1 (A)				As of February 10 (B)		As of June 27 (C)		As of October 8 (D)
Calendar Year	Covered Person’s Age	Withdrawal Percentage	Benefit Base	LPA	Additional Premium	Benefit Base after Additional Premium	Hypothetical Account Value (E)	Benefit Base after Step-Up	Hypothetical Account Value (E)	Annual Withdrawal		Adjusted Non- Guaranteed Withdrawal		Benefit Base After Withdrawal
14	73	4.950%	$121,300	$6,004	$0	$121,300	$78,419	$121,300	$78,981	$6,780	(M)	$1,290	(M)	$120,010	(M)
15	74	4.950%	$120,010	$5,940	$0	$120,010	$72,923	$120,010	$73,461	$5,940		$0		$120,010
16	75	4.950%	$120,010	$5,940	$0	$120,010	$70,221	$120,010	$70,531	$5,940		$0		$120,010
17	76	4.950%	$120,010	$5,940	$0	$120,010	$65,236	$120,010	$65,375	$5,940		$0		$120,010
18	77	4.950%	$120,010	$5,940	$0	$120,010	$58,246	$120,010	$58,752	$5,940		$0		$120,010
19	78	4.950%	$120,010	$5,940	$0	$120,010	$50,171	$120,010	$49,888	$5,940		$0		$120,010
20	79	4.950%	$120,010	$5,940	$0	$120,010	$45,705	$120,010	$45,702	$5,940		$0		$120,010
21	80	4.950%	$120,010	$5,940	$0	$120,010	$39,364	$120,010	$38,972	$5,940		$0		$120,010
22	81	4.950%	$120,010	$5,940	$0	$120,010	$34,022	$120,010	$34,012	$5,940		$0		$120,010
23	82	4.950%	$120,010	$5,940	$0	$120,010	$28,914	$120,010	$29,175	$5,940		$0		$120,010
24	83	4.950%	$120,010	$5,940	$0	$120,010	$22,305	$120,010	$22,391	$5,940		$0		$120,010
25	84	4.950%	$120,010	$5,940	$0	$120,010	$15,628	$120,010	$15,559	$5,940		$0		$120,010
26	85	4.950%	$120,010	$5,940	$0	$120,010	$9,330	$120,010	$9,298	$5,940		$0		$120,010
27	86	4.950%	$120,010	$5,940	$0	$120,010	$3,525	$120,010	$3,554	$5,940	(N)	$0		$120,010
28	87	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
29	88	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
30	89	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010
31+	90	4.950%	$120,010	$5,940	$0	$120,010	$0	$120,010	$0	$5,940		$0		$120,010

(A)        The covered person’s age for each year is as of January 1.  Also, on each January 1, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)         In any year that an additional premium is added, it is assumed to be added on February 10.  For purposes of this example, we selected February 10 as the assumed date of additional premium payments.  Since premiums may be paid throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(C)         Any step-up is applied on the Contract Anniversary, which is June 27 of each year.

(D)        Any withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals. Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(E)         The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(F)          The first calendar year begins on June 27, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000). The Withdrawal Percentage (4.00%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0%).

Since the covered person is at least age 60 on the date the Rider is issued, the LPA is available.  It is calculated as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.0% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,000 (LPA).

Since this is the first calendar year, the LPA is multiplied by a pro rata portion of the calendar year that remains.  The pro rata factor is the number of days remaining in the calendar year divided by the total number of days in the calendar year:

•                   187 (Days remaining in calendar year) / 365 (Total days in calendar year assuming a non-leap year) x $4,000 (LPA) = $2,049 (1st Year LPA).

(G)        Since no withdrawal was taken in calendar year 1 and since the Contract Date was June 27, the First Year Deferral Percentage is determined as 0.050%.  The Withdrawal Percentage (4.050%) is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.050% (Withdrawal Percentage) x $100,000 (Benefit Base) = $4,050 (LPA).

(H)        An additional premium of $10,000 is made during calendar year 2.  Since this premium is during the first contract year, the Benefit Base is increased by the amount of the premium.

•                   $100,000 (Benefit Base) + $10,000 (additional premium amount) = $110,000 Benefit Base after the additional premium.

(I)            In calendar year 2, the Benefit Base increases to $112,614 because the hypothetical Account Value on the Contract Anniversary ($112,614) is larger than the Benefit Base ($110,000).  In calendar years 3 and 4, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 5 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(J)            Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is increased by 0.10%.  The Withdrawal Percentage (4.150%) in calendar year 3 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.150% (Withdrawal Percentage) x $112,614 (Benefit Base) = $4,673 (LPA).

Since no withdrawal was taken in calendar year 3, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.250%) in calendar year 4 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.20%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.250% (Withdrawal Percentage) x $116,985 (Benefit Base) = $4,972 (LPA).

Since no withdrawal was taken in calendar year 4, the cumulative Deferral Percentage is again increased by 0.10%.  The Withdrawal Percentage (4.350%) in calendar year 5 is equal to the Age Based Percentage (4.00%) plus the cumulative Deferral Percentage (0.30%) plus the First Year Deferral Percentage (0.050%). The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.350% (Withdrawal Percentage) x $121,300 (Benefit Base) = $5,277 (LPA).

(K)        Since no withdrawal was taken in calendar year 5, the cumulative Deferral Percentage is again increased by 0.10%.  The Age Based Percentage has changed to 4.50% because the covered person is now 65.  The Withdrawal Percentage (4.950%) in calendar year 6 is equal to the Age Based Percentage (4.50%) plus the cumulative Deferral Percentage (0.40%) plus the First Year Deferral Percentage (0.050%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base:

•                   4.95% (Withdrawal Percentage) x $121,300 (Benefit Base) = $6,004 (LPA).

Because there is a withdrawal during calendar year 6, the Age Based Percentage is locked at 4.50%.

(L)         An additional premium of $10,000 is made during calendar year 10.  Since this premium is paid after the first Contract Year, the premium has no impact on the Benefit Base.  All premiums received are immediately applied to the Account Value.  For this example, we have used hypothetical Account Values in an effort to reflect market fluctuations between -6% and +6% annually.  In the case of this $10,000 additional premium in Contract Year 10, the premium was applied to the Account Value, but because the hypothetical Account Value also reflects market losses, the $10,000 additional premium, assumed to be made on February 10, had declined in value by the Contract Anniversary on June 27. The evolution of the hypothetical Account Value can be seen by tracking the Account Value from June 27 of year 9 to year 10.  The Account Value goes from $99,338 to $102,098 throughout the year, an increase of $2,760.  During that Contract Year, there is a $6,004 withdrawal taken on October 8 and a $10,000 premium applied the following February 10; the premium is $3,996 larger than the withdrawal.  That means the market experience resulted in a downward movement of $1,236 ($3,996 - $2,760) throughout the year.

•                   $99,338          Account Value on June 27 of year 9

•                   -   $6,004          Withdrawal on October 8

•                   +$10,000          Premium on February 10

•                   -   $1,236          Market experience

•                   = $102,098       Account Value on June 27 of year 10

(M)      In calendar year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,780 amount withdrawn - $6,004 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 and the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  For this calculation, the Account Value before the Nonguaranteed Withdrawal is $72,977, equal to the Account Value before any withdrawal ($78,981) minus the LPA ($6,004). It is calculated as follows:

•                   $776 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 1.6622 ($121,300 Benefit Base divided by $72,977 Account Value) = $1,290 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                   $121,300 (Benefit Base) - $1,290 (Adjusted Nonguaranteed Withdrawal amount) = $120,010 Benefit Base after the Nonguaranteed Withdrawal.

(N)        In calendar year 27, the Account Value is reduced to zero after the withdrawal; however, the Benefit Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Spousal GLWB Rider where withdrawals equal to the LPA as well as Nonguaranteed Withdrawals have been taken and increases to the Withdrawal Percentage have been applied.  It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Amounts less than $1.00 are rounded in this example.

Assumptions:

•                  The Contract Date is August 8.

•                  The covered persons’ ages on Contract Date are: owner is 60 and spouse is 57.

•                  The Initial premium is $100,000; no additional premiums are paid.

•                  Withdrawals equal to LPA are taken in calendar years 4-13.

•                  A Nonguaranteed Withdrawal equal to $10,000 in calendar year 3.

•                  Full Account Value is withdrawn in calendar year 14.

•                  No withdrawals are taken that would result in withdrawal charges under the contract.

•                  The RMD is not higher than the LPA in any calendar year.

•                  The Rider remains in effect during the period covered in this example.

	As of January 1 (A)							As of August 8 (B)				As of October 8 (C)
Calendar	CoveredPersons’ Ages		Withdrawal		Benefit			Hypothetical Account		Benefit Base		Hypothetical Account	Annual		Adjusted Nonguaranteed		Benefit Base After
Year	Owner	Spouse	Percentage		Base	LPA		Value (D)		after Step-Up		Value (D)	Withdrawal		Withdrawal		Withdrawal
1(E)								$100,000	(E)	$100,000	(E)	$99,625	$0		$0		$100,000
2	61	58	N/A		$100,000	N/A		$103,610		$103,610	(F)	$103,492	$0		$0		$103,610
3	62	59	N/A		$103,610	N/A		$106,597		$106,597		$107,299	$10,000	(G)	$10,000	(G)	$96,597	(G)
4	63	60	4.125	%(H)	$96,597	$3,586	(H)	$95,353		$96,597		$96,051	$3,586		$0		$96,597
5	64	61	4.125%		$96,597	$3,586		$90,616		$96,597		$91,354	$3,586		$0		$96,597
6	65	62	4.125%		$96,597	$3,586		$87,767		$96,597		$87,334	$3,586		$0		$96,597
7	66	63	4.125%		$96,597	$3,586		$80,398		$96,597		$80,850	$3,586		$0		$96,597
8	67	64	4.125%		$96,597	$3,586		$78,809		$96,597		$78,137	$3,586		$0		$96,597
9	68	65	4.125%		$96,597	$3,586		$74,550		$96,597		$75,033	$3,586		$0		$96,597
10	69	66	4.125%		$96,597	$3,586		$70,018		$96,597		$70,075	$3,586		$0		$96,597
11	70	67	4.125%		$96,597	$3,586		$67,154		$96,597		$67,561	$3,586		$0		$96,597
12	71	68	4.125%		$96,597	$3,586		$61,415		$96,597		$61,764	$3,586		$0		$96,597
13	72	69	4.125%		$96,597	$3,586		$59,341		$96,597		$58,952	$3,586		$0		$96,597
14	73	70	4.125%		$96,597	$3,586		$55,919		$96,597		$56,320	$56,320	(I)	N/A		$0
15	74	71	N/A		$0	$0		$0		$0		$0	$0		$0		$0

(A)                The covered persons’ ages for each year are as of January 1.  Also, each January 1 on or after the LPA Eligibility Date, the LPA is equal to the applicable Withdrawal Percentage multiplied by the Benefit Base.

(B)         Any applicable step-up is applied on the Contract Anniversary, which is August 8 of each year.

(C)         Any applicable withdrawal is assumed to occur one time per year on October 8.  For purposes of this example, we selected October 8 as the assumed date of withdrawals.  Since withdrawals may be made throughout the year, we hoped to accurately demonstrate the effect on the contract values by using a random date other than the Contract Anniversary and January 1, which are the two key dates in the GLWB Rider calculations.

(D)        The hypothetical Account Value on the Contract Anniversary and on the date of the withdrawal includes deduction of all separate account charges and is before any withdrawal.

(E)         The first calendar year begins on August 8, the Contract Date.  On this day, the Benefit Base ($100,000) is set equal to the initial premium ($100,000).  Since the LPA is not available until the LPA Eligibility Date, the Withdrawal Percentage and the LPA are not applicable.

(F)          In calendar year 2, the Benefit Base increases to $103,610 because the hypothetical Account Value on the Contract Anniversary ($103,610) is larger than the Benefit Base ($100,000).  In calendar year 3, the Benefit Base again increases to the Account Value, because the Account Value on the Contract Anniversary is larger than the Benefit Base.  In calendar years 4 and later, the Benefit Base is always larger than the Account Value on the Contract Anniversary, and thus is not stepped up.

(G)        In calendar year 3, a Nonguaranteed Withdrawal in the amount of $10,000 is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1.0 or the ratio of the Benefit Base to the Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                   $10,000 (Nonguaranteed Withdrawal amount) x the greater of 1.0 and 0.9935 ($106,597 Benefit Base divided by $107,299 Account Value) = $10,000 (Adjusted Nonguaranteed Withdrawal amount).

The Benefit Base is reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                   $106,597 (Benefit Base) - $10,000 (Adjusted Nonguaranteed Withdrawal amount) =$96,597 Benefit Base after the Nonguaranteed Withdrawal.

(H)        January 1 of calendar year 4 is the LPA Eligibility Date; thus, the LPA is now available.  Since no withdrawal was taken in calendar year 1 and since the Contract Date was August 8, the First Year Deferral Percentage is 0.025%.  Since no withdrawal was taken in calendar year 2, the cumulative Deferral Percentage is 0.10%.  The Age Based Percentage (4.00%) is based on the age of the younger covered person.  The Withdrawal Percentage (4.125%) is equal to the Age Based Percentage (4.00%) plus the Cumulative Deferral Percentage (0.10%) plus the First Year Deferral Percentage (0.025%).

The LPA is determined as the Withdrawal Percentage multiplied by the Benefit Base multiplied by the Spousal Factor:

•                   4.125% (Withdrawal Percentage) x $96,597 (Benefit Base) x 90% (Spousal Factor) = $3,586 (LPA).

Because there is a withdrawal during calendar year 4, the Age Based Percentage is locked at 4.0%.

(I)            A Nonguaranteed Withdrawal reduces the Account Value to zero in calendar year 14 and the Rider and annuity contract terminate.

THIS PAGE INTENTIONALLY LEFT BLANK.

To request a copy of the Statement of Additional Information for the Integrity VAROOM variable annuity dated May 1, 2015, remove this page and mail it to us at the Administrative Office listed in the Glossary.

Name:	Address:

Phone:

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

VAROOM® and VAROOM® II Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2015.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). Integrity has entered into a Service Agreement with WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which is paid by Integrity, is based on the charges and expenses incurred by WSLIC, and will reflect actual costs to the extent reasonably possible.

Custodian

Mid Atlantic Trust Company (MATC), 330 South Poplar, Suite 103, Pierre, SD 57501, is the custodian for the exchange-traded funds (ETFs) held by the Subaccounts.  MATC provides certain services to the Separate Account, including custody of and accounting services for the ETFs owned by the Separate Account.  MATC also facilitates execution of the purchase and sale of the ETFs through broker-dealers.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, for all variable annuity contracts issued by Integrity was $7,892,977 in 2014, $7,386,802 in 2013, and $5,692,708 in 2012.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our variable annuity contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain contracts (not including this Contract) issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  The only benefit related to Dynasty Trail that a sale of this Contract may have to the agent or firm is toward the qualifying amount of business with us.  This program may be changed.  The Dynasty Trail program will be phased out by the end of 2015.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

BB&T Investment Services, Inc.	Frost Brokerage Services, Inc.
BOSC, Inc.	Hancock Investment Services, Inc.
Cetera Investment Services LLC	LPL Financial Corporation
Comerica Securities, Inc.	M&T Securities, Inc.
CUSO Financial Services, L.P.	RNR Securities, L.L.C.
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the subaccounts.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the subaccounts. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each subaccount in accordance with the formulas described below.

Total return reflects all aspects of the return of a subaccount, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a subaccount, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the subaccount over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a subaccount’s performance is not constant over time, but changes from year to

2

year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a subaccount during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the subaccount inception date, which represents the date the subaccount was available in the Contract.  Standardized returns reflect the deduction of all Contract expenses, including underlying fund expenses, the annual separate account charges and the withdrawal charge. The cost of the optional guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider were included, the returns would be lower.

Non-standardized returns are calculated from the fund inception date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of underlying fund expenses and the annual separate account charge.  One set also reflects the withdrawal charge.  The cost of the guaranteed lifetime withdrawal benefit rider is not included.  If the cost of the rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the subaccount over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a subaccount over a stated period of time, not taking into account capital gains or losses, or any withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the subaccounts.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple subaccounts using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Owners of traditional and SEP IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs during the owner’s lifetime.  After death, distribution rules apply to traditional and Roth IRAs.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of Integrity Life Insurance Company as of December 31, 2014, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity statutory-basis financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under its guarantee to Integrity policyholders dated March 3, 2000.  You should not consider the Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company

Year Ended December 31, 2014,
With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2014

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of Integrity Life Insurance Company and

The Board of Directors of Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of Integrity Life Insurance Company (the Separate Account) (comprising the subaccounts listed in the accompanying statements of assets and liabilities) as of December 31, 2014, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of Integrity Life Insurance Company at December 31, 2014, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$639,269	$(2)	$639,267	$13.81	46,306
Touchstone Aggressive ETF (AnnuiChoice ®)	715,138	(2)	715,136	16.84	42,457
Touchstone Aggressive ETF (AnnuiChoice II)	699,346	—	699,346	20.08	34,826
Touchstone Aggressive ETF (GrandMaster flex3)	1,582,352	2	1,582,354	15.92	99,387
Touchstone Aggressive ETF (Grandmaster)	107,197	2	107,199	16.25	6,596
Touchstone Aggressive ETF (IQ Advisor Standard)	259,499	—	259,499	18.49	14,035
Touchstone Aggressive ETF (IQ Annuity)	6,515,973	(3)	6,515,970	16.09	405,093
Touchstone Aggressive ETF (Pinnacle)	444,018	(2)	444,016	16.25	27,322
Touchstone Aggressive ETF (Pinnacle IV)	549,666	1	549,667	16.09	34,172
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	2,665	1	2,666	14.79	180
Touchstone Aggressive ETF (Pinnacle Plus)	233,005	(1)	233,004	15.73	14,817
Touchstone Aggressive ETF (Pinnacle V)	2,299,994	(1)	2,299,993	19.62	117,207
Touchstone Baron Small Cap Growth (Pinnacle)	1,676,553	2	1,676,555	57.99	28,913
Touchstone Baron Small Cap Growth (Pinnacle IV)	836,692	1	836,693	31.87	26,251
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	171,058	—	171,058	58.41	2,929
Touchstone Baron Small Cap Growth (Pinnacle V)	2,781,665	16	2,781,681	17.42	159,700
Touchstone Baron Small Cap Growth (AdvantEdge)	511,116	(2)	511,114	19.21	26,602
Touchstone Baron Small Cap Growth (AnnuiChoice II)	648,672	(6)	648,666	21.24	30,538
Touchstone Baron Small Cap Growth (AnnuiChoice)	590,093	—	590,093	34.15	17,281
Touchstone Baron Small Cap Growth (GrandMaster flex3)	630,294	(1)	630,293	29.68	21,235
Touchstone Baron Small Cap Growth (Grandmaster)	386,217	—	386,217	27.03	14,286
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	282,743	—	282,743	30.60	9,241
Touchstone Baron Small Cap Growth (IQ Annuity)	3,293,770	—	3,293,770	32.24	102,150
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	64,564	—	64,564	19.52	3,308
Touchstone Baron Small Cap Growth (Pinnacle Plus)	313,264	3	313,267	30.80	10,170
Touchstone Conservative ETF (AdvantEdge)	402,117	—	402,117	12.69	31,682
Touchstone Conservative ETF (AnnuiChoice II)	1,367,607	3	1,367,610	14.61	93,582
Touchstone Conservative ETF (AnnuiChoice)	730,128	1	730,129	15.07	48,437
Touchstone Conservative ETF (GrandMaster flex3)	471,205	2	471,207	14.25	33,071
Touchstone Conservative ETF (Grandmaster)	95,056	2	95,058	14.54	6,536
Touchstone Conservative ETF (IQ Advisor Standard)	171,192	(1)	171,191	16.20	10,566
Touchstone Conservative ETF (IQ Annuity)	753,798	(2)	753,796	14.39	52,366
Touchstone Conservative ETF (Pinnacle)	164,882	2	164,884	14.54	11,337
Touchstone Conservative ETF (Pinnacle IV)	673,802	(1)	673,801	14.40	46,807
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	175,381	—	175,381	14.65	11,972
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	1,933	—	1,933	12.15	159
Touchstone Conservative ETF (Pinnacle Plus)	310,090	(1)	310,089	14.07	22,034
Touchstone Conservative ETF Fund (Pinnacle V)	6,326,917	1	6,326,918	14.28	443,031
Touchstone Active Bond (AdvantEdge)	200,545	—	200,545	12.45	16,109
Touchstone Active Bond (AnnuiChoice II)	221,698	1	221,699	13.54	16,377
Touchstone Active Bond (AnnuiChoice)	722,360	2	722,362	16.27	44,388
Touchstone Active Bond (GrandMaster flex3)	265,302	(1)	265,301	14.38	18,450
Touchstone Active Bond (Grandmaster)	1,383,671	2	1,383,673	13.88	99,715
Touchstone Active Bond (IQ Advisor Standard)	160,927	2	160,929	14.78	10,885
Touchstone Active Bond (IQ Annuity)	342,402	(3)	342,399	15.09	22,698
Touchstone Active Bond (Pinnacle)	586,439	(1)	586,438	14.72	39,849
Touchstone Active Bond (Pinnacle IV)	2,695,440	1	2,695,441	14.53	185,522
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	99,429	—	99,429	10.90	9,124
Touchstone Active Bond (Pinnacle Plus)	227,757	(1)	227,756	13.24	17,196
Touchstone Active Bond (PinnacleV)	5,038,841	1	5,038,842	12.82	393,191
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	240,671	(1)	240,670	19.40	12,407
Touchstone GMAB Aggressive ETF (Pinnacle IV)	716,242	1	716,243	19.06	37,572
Touchstone GMAB Aggressive ETF (Pinnacle V)	654,399	(1)	654,398	18.95	34,528
Touchstone GMAB Conservative ETF (AnnuiChoice II)	244,144	1	244,145	14.12	17,295
Touchstone GMAB Conservative ETF (Pinnacle IV)	605,816	(2)	605,814	13.87	43,668
Touchstone GMAB Conservative ETF (Pinnacle V)	586,669	1	586,670	13.79	42,534
Touchstone GMAB Moderate ETF (AnnuiChoice II)	31,341	1	31,342	16.99	1,845
Touchstone GMAB Moderate ETF (Pinnacle IV)	932,850	1	932,851	16.70	55,871
Touchstone GMAB Moderate ETF(Pinnacle V)	666,148	2	666,150	16.60	40,130
Touchstone High Yield (AdvantEdge)	1,147,213	(2)	1,147,211	14.59	78,651
Touchstone High Yield (AnnuiChoice II)	123,721	2	123,723	15.44	8,011
Touchstone High Yield (AnnuiChoice)	241,999	—	241,999	22.24	10,879
Touchstone High Yield (GrandMaster flex3)	253,186	1	253,187	19.94	12,697

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone High Yield (Grandmaster)	$201,894	$3	$201,897	$16.78	12,030
Touchstone High Yield (IQ Advisor Standard)	218,027	—	218,027	18.12	12,033
Touchstone High Yield (IQ Annuity)	513,285	1	513,286	20.71	24,784
Touchstone High Yield (Pinnacle)	474,394	—	474,394	20.26	23,417
Touchstone High Yield (Pinnacle IV)	747,157	—	747,157	20.00	37,358
Touchstone High Yield (Pinnacle II Reduced M&E)	5,641	—	5,641	20.41	276
Touchstone High Yield (Pinnacle Plus Reduced M&E)	31,714	(1)	31,713	12.15	2,610
Touchstone High Yield (Pinnacle Plus)	193,838	1	193,839	17.31	11,199
Touchstone High Yield (PinnacleV)	1,420,086	1	1,420,087	13.77	103,111
Touchstone Large Cap Core Equity (AdvantEdge)	658,941	(2)	658,939	15.34	42,962
Touchstone Large Cap Core Equity (AnnuiChoice II)	556,767	1	556,768	16.57	33,595
Touchstone Large Cap Core Equity (AnnuiChoice)	575,427	(1)	575,426	17.94	32,080
Touchstone Large Cap Core Equity (GrandMaster flex3)	120,376	—	120,376	18.06	6,666
Touchstone Large Cap Core Equity (Grandmaster)	168,349	2	168,351	18.81	8,952
Touchstone Large Cap Core Equity (IQ Advisor Standard)	6,485	2	6,487	19.77	328
Touchstone Large Cap Core Equity (IQ Annuity)	364,812	—	364,812	17.23	21,169
Touchstone Large Cap Core Equity (Pinnacle)	6,974,711	(1)	6,974,710	19.60	355,854
Touchstone Large Cap Core Equity (Pinnacle IV)	4,157,718	—	4,157,718	19.35	214,866
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	461,377	1	461,378	19.74	23,369
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	258,802	—	258,802	17.48	14,802
Touchstone Large Cap Core Equity (Pinnacle Plus)	247,987	—	247,987	19.80	12,524
Touchstone Large Cap Core Equity (PinnacleV)	10,811,276	13	10,811,289	13.37	808,818
Touchstone Mid Cap Growth (AdvantEdge)	32,178	(2)	32,176	16.01	2,010
Touchstone Mid Cap Growth (AnnuiChoice II)	1,569,101	(1)	1,569,100	18.66	84,082
Touchstone Mid Cap Growth (AnnuiChoice)	1,662,790	(1)	1,662,789	27.74	59,945
Touchstone Mid Cap Growth (GrandMaster flex3)	418,619	1	418,620	26.48	15,810
Touchstone Mid Cap Growth (Grandmaster)	138,940	—	138,940	23.76	5,848
Touchstone Mid Cap Growth (IQ Advisor Standard)	7,072	2	7,074	25.90	273
Touchstone Mid Cap Growth (IQ Annuity)	945,407	(3)	945,404	27.12	34,859
Touchstone Mid Cap Growth (Pinnacle)	694,901	(3)	694,898	27.25	25,497
Touchstone Mid Cap Growth (Pinnacle IV)	1,527,484	(1)	1,527,483	26.91	56,769
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	8,607	(1)	8,606	27.45	314
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	221,442	(1)	221,441	16.77	13,203
Touchstone Mid Cap Growth (Pinnacle Plus)	225,428	1	225,429	27.28	8,263
Touchstone Mid Cap Growth (PinnacleV)	2,963,813	1	2,963,814	15.08	196,480
Touchstone Moderate ETF (AdvantEdge)	796,463	1	796,464	13.53	58,863
Touchstone Moderate ETF (AnnuiChoice II)	2,231,100	—	2,231,100	13.69	162,963
Touchstone Moderate ETF (AnnuiChoice)	2,133,347	(3)	2,133,344	16.32	130,696
Touchstone Moderate ETF (GrandMaster flex3)	1,718,536	—	1,718,536	15.43	111,384
Touchstone Moderate ETF (Grandmaster)	156,198	(1)	156,197	15.75	9,918
Touchstone Moderate ETF (IQ Advisor Enhanced)	38,189	(1)	38,188	17.39	2,196
Touchstone Moderate ETF (IQ Advisor Standard)	92,683	2	92,685	17.76	5,217
Touchstone Moderate ETF (IQ Annuity)	1,581,062	(1)	1,581,061	15.59	101,430
Touchstone Moderate ETF (Pinnacle)	373,379	—	373,379	15.75	23,709
Touchstone Moderate ETF (Pinnacle IV)	1,481,459	—	1,481,459	15.59	95,038
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	9,274	1	9,275	13.65	679
Touchstone Moderate ETF (Pinnacle Plus)	272,344	—	272,344	15.24	17,871
Touchstone Moderate ETF (Pinnacle V)	3,482,605	—	3,482,605	13.32	261,364
Touchstone Money Market (AdvantEdge)	938,154	1	938,155	9.28	101,055
Touchstone Money Market (AnnuiChoice II)	568,199	3	568,202	9.42	60,318
Touchstone Money Market (AnnuiChoice)	792,826	1	792,827	10.93	72,530
Touchstone Money Market (GrandMaster flex3)	1,591,548	—	1,591,548	10.05	158,321
Touchstone Money Market (Grandmaster)	2,603,292	(27)	2,603,265	10.32	252,355
Touchstone Money Market (IQ Annuity)	195,114	(2)	195,112	10.25	19,034
Touchstone Money Market (IQ3)	1,520,501	4	1,520,505	10.25	148,328
Touchstone Money Market (Pinnacle)	1,683,756	2	1,683,758	10.31	163,238
Touchstone Money Market (Pinnacle IV)	4,427,063	6	4,427,069	10.18	434,734
Touchstone Money Market (Pinnacle II Reduced M&E)	30,758	(1)	30,757	10.39	2,960
Touchstone Money Market (Pinnacle Plus Reduced M&E)	1	(1)	—	9.53	0
Touchstone Money Market (Pinnacle Plus)	439,619	1	439,620	9.14	48,090
Touchstone Money Market (Pinnacle V)	10,160,349	8	10,160,357	9.21	1,103,752
Touchstone Third Avenue Value (AdvantEdge)	88,923	3	88,926	11.31	7,863
Touchstone Third Avenue Value (AnnuiChoice II)	616,183	(2)	616,181	11.75	52,432
Touchstone Third Avenue Value (AnnuiChoice)	1,419,761	(1)	1,419,760	22.19	63,983
Touchstone Third Avenue Value (GrandMaster flex3)	489,998	1	489,999	17.87	27,422
Touchstone Third Avenue Value (Grandmaster)	628,351	—	628,351	17.00	36,952
Touchstone Third Avenue Value (IQ Advisor Standard)	41,853	1	41,854	17.96	2,330
Touchstone Third Avenue Value (IQ Annuity)	1,942,384	2	1,942,386	19.08	101,801
Touchstone Third Avenue Value (Pinnacle)	4,025,203	(1)	4,025,202	57.93	69,481

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle IV)	$2,167,680	$2	$2,167,682	$19.17	113,089
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	479,739	2	479,741	58.35	8,221
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	356,062	(1)	356,061	12.91	27,570
Touchstone Third Avenue Value (Pinnacle Plus)	375,025	2	375,027	20.06	18,693
Touchstone Third Avenue Value (Pinnacle V)	566,818	1	566,819	9.65	58,714
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	1,278,925	(1)	1,278,924	14.80	86,387
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	6,673	—	6,673	14.91	448
Fidelity VIP Overseas (Pinnacle)	174,353	3	174,356	9.29	18,771
Fidelity VIP Overseas (Pinnacle IV)	73,212	—	73,212	9.22	7,944
Fidelity VIP Equity-Income (Grandmaster)	9,785,522	(1)	9,785,521	74.86	130,717
Fidelity VIP Equity-Income (Pinnacle)	2,400,328	2	2,400,330	21.62	111,048
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	50,521	(1)	50,520	21.77	2,320
Fidelity VIP Growth (Grandmaster)	7,264,723	(4)	7,264,719	93.35	77,819
Fidelity VIP High Income (Grandmaster)	1,138,222	2	1,138,224	25.75	44,207
Fidelity VIP II Asset Manager (Grandmaster)	4,955,000	—	4,955,000	49.79	99,510
Fidelity VIP II Contrafund (Grandmaster)	12,399,763	(1)	12,399,762	65.46	189,436
Fidelity VIP II Contrafund (Pinnacle)	6,441,579	3	6,441,582	32.19	200,098
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	41,210	(1)	41,209	32.43	1,271
Fidelity VIP II Index 500 (Grandmaster)	4,567,552	2	4,567,554	50.72	90,051
Fidelity VIP II Index 500 (IQ Annuity)	279,729	3	279,732	16.69	16,764
Fidelity VIP II Index 500 (Pinnacle)	2,714,983	(1)	2,714,982	14.62	185,730
Fidelity VIP II Index 500 (Pinnacle IV)	175,393	(1)	175,392	14.50	12,092
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	45,093	1	45,094	14.72	3,062
Fidelity VIP II Investment Grade Bond (Pinnacle)	1,658,443	—	1,658,443	13.18	125,854
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	716,641	(3)	716,638	13.08	54,808
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	42,811	1	42,812	13.27	3,225
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	349,013	(1)	349,012	13.54	25,775
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	53,340	2	53,342	13.38	3,985
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	138,502	1	138,503	12.97	10,676
Fidelity VIP II Investment Grade Bond (Grandmaster)	2,278,156	—	2,278,156	39.55	57,595
Fidelity VIP II Investment Grade Bond (IQ Annuity)	370,198	1	370,199	18.62	19,877
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	33,329	1	33,330	11.10	3,001
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	5,869	—	5,869	12.85	457
Fidelity VIP III Balanced (Grandmaster)	1,742,125	2	1,742,127	24.06	72,422
Fidelity VIP Overseas (AnnuiChoice)	119,897	1	119,898	9.54	12,562
Fidelity VIP Overseas (AnnuiChoice II)	26,832	(2)	26,830	9.43	2,844
Fidelity VIP Overseas (Grandmaster flex3)	793	—	793	9.14	87
Fidelity VIP Overseas (Grandmaster)	1,933,426	(3)	1,933,423	33.27	58,117
Fidelity VIP Overseas (IQ Annuity)	23,212	(3)	23,209	9.22	2,519
Fidelity VIP Overseas (Pinnacle Plus)	28,390	(4)	28,386	9.06	3,134
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	338,040	(1)	338,039	17.58	19,226
Fidelity VIP Growth (IQ Annuity)	306,692	2	306,694	14.95	20,516
Fidelity VIP Growth (Pinnacle)	461,268	(1)	461,267	15.04	30,674
Fidelity VIP Growth (Pinnacle II Reduced M&E)	1,958	1	1,959	15.15	129
Fidelity VIP High Income (IQ Annuity)	122,893	—	122,893	14.36	8,557
Fidelity VIP II Asset Manager (IQ Annuity)	13,995	(1)	13,994	15.62	896
Fidelity VIP II Contrafund (IQ Annuity)	963,258	(2)	963,256	23.87	40,355
Fidelity VIP III Balanced (IQ Annuity)	134,060	(3)	134,057	17.31	7,747
Fidelity VIP III Mid Cap (Grandmaster)	1,230,070	(1)	1,230,069	53.30	23,077
Fidelity VIP III Mid Cap (IQ Annuity)	815,304	1	815,305	55.20	14,769
Fidelity VIP III Mid Cap (Pinnacle)	3,373,584	—	3,373,584	52.68	64,037
Fidelity VIP Overseas (IQ Annuity)	31,504	(1)	31,503	14.24	2,212
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	258,697	—	258,697	15.99	16,177
Fidelity VIP Asset Manager (AdvantEdge)	62,503	(4)	62,499	12.83	4,871
Fidelity VIP Asset Manager (AnnuiChoice II)	96,057	1	96,058	15.20	6,318
Fidelity VIP Asset Manager (AnnuiChoice)	251,783	1	251,784	16.54	15,226
Fidelity VIP Asset Manager (GrandMaster flex3)	138,716	—	138,716	15.71	8,828
Fidelity VIP Asset Manager (IQ Advisor Standard)	3,285	(1)	3,284	17.24	191
Fidelity VIP Asset Manager (Pinnacle)	29,152	—	29,152	16.06	1,816
Fidelity VIP Asset Manager (Pinnacle IV)	168,908	(3)	168,905	15.88	10,634
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	28,288	(2)	28,286	13.03	2,171
Fidelity VIP Asset Manager (Pinnacle Plus)	50,806	(1)	50,805	16.22	3,132
Fidelity VIP Asset Manager (Pinnacle V)	651,906	3	651,909	13.26	49,146
Fidelity VIP Balanced (AdvantEdge)	267,020	(2)	267,018	14.69	18,179
Fidelity VIP Balanced (AnnuiChoice II)	568,208	2	568,210	16.30	34,869

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice)	$608,391	$2	$608,393	$18.76	32,430
Fidelity VIP Balanced (GrandMaster flex3)	285,162	(1)	285,161	19.66	14,506
Fidelity VIP Balanced (Grandmaster)	1,285,359	1	1,285,360	18.23	70,520
Fidelity VIP Balanced (IQ3)	860,479	(1)	860,478	17.94	47,964
Fidelity VIP Balanced (Pinnacle)	441,850	(1)	441,849	18.23	24,242
Fidelity VIP Balanced (Pinnacle IV)	1,233,875	1	1,233,876	19.89	62,025
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	44,257	(1)	44,256	14.74	3,003
Fidelity VIP Balanced (Pinnacle Plus)	124,456	—	124,456	18.09	6,879
Fidelity VIP Balanced (Pinnacle V)	1,241,110	1	1,241,111	13.84	89,682
Fidelity VIP Contrafund (AdvantEdge)	3,196,700	1	3,196,701	14.86	215,078
Fidelity VIP Contrafund (AnnuiChoice II)	4,251,106	—	4,251,106	17.18	247,449
Fidelity VIP Contrafund (AnnuiChoice)	3,216,435	(3)	3,216,432	24.10	133,457
Fidelity VIP Contrafund (GrandMaster flex3)	1,781,311	(1)	1,781,310	24.08	73,982
Fidelity VIP Contrafund (IQ Advisor Enhanced)	71,301	(2)	71,299	23.91	2,982
Fidelity VIP Contrafund (IQ Advisor Standard)	365,729	—	365,729	24.44	14,963
Fidelity VIP Contrafund (IQ3)	4,946,709	(3)	4,946,706	24.15	204,823
Fidelity VIP Contrafund (Pinnacle IV)	6,192,175	—	6,192,175	24.48	252,958
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	432,657	—	432,657	17.00	25,448
Fidelity VIP Contrafund (Pinnacle Plus)	1,117,490	3	1,117,493	24.64	45,357
Fidelity VIP Contrafund (Pinnacle V)	13,993,683	29	13,993,712	14.48	966,537
Fidelity VIP Disciplined Small Cap (Advantedge)	3,530	2	3,532	16.75	211
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	46,723	(2)	46,721	14.15	3,302
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	96,884	(2)	96,882	14.32	6,767
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	32,493	—	32,493	13.72	2,369
Fidelity VIP Disciplined Small Cap (GrandMaster)	45,087	(2)	45,085	13.93	3,236
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	64,867	1	64,868	14.77	4,393
Fidelity VIP Disciplined Small Cap (IQ Annuity)	64,598	1	64,599	13.82	4,673
Fidelity VIP Disciplined Small Cap (Pinnacle)	166,542	—	166,542	13.93	11,954
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	407,464	(1)	407,463	13.82	29,475
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	19,645	1	19,646	13.59	1,446
Fidelity VIP Disciplined Small Cap (Pinnacle V)	603,002	(2)	603,000	13.81	43,671
Fidelity VIP Equity-Income (AnnuiChoice II)	451,135	2	451,137	14.14	31,897
Fidelity VIP Equity-Income (AdvantEdge)	843,812	1	843,813	13.46	62,701
Fidelity VIP Equity-Income (AnnuiChoice)	1,218,053	(2)	1,218,051	17.66	68,968
Fidelity VIP Equity-Income (GrandMaster flex3)	219,048	(2)	219,046	17.30	12,658
Fidelity VIP Equity-Income (IQ Advisor Standard)	11,544	(1)	11,543	18.37	628
Fidelity VIP Equity-Income (IQ3)	624,064	(5)	624,059	16.63	37,537
Fidelity VIP Equity-Income (Pinnacle IV)	1,021,136	(1)	1,021,135	17.08	59,784
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	42,936	(1)	42,935	16.92	2,538
Fidelity VIP Equity-Income (Pinnacle Plus)	305,741	(1)	305,740	18.78	16,282
Fidelity VIP Equity-Income (Pinnacle V)	1,777,320	—	1,777,320	11.44	155,315
Fidelity VIP Freedom 2010 (Advantedge)	117,448	—	117,448	12.78	9,192
Fidelity VIP Freedom 2010 (AnnuiChoice II)	180,050	(1)	180,049	12.93	13,923
Fidelity VIP Freedom 2010 (AnnuiChoice)	11,129	3	11,132	13.08	851
Fidelity VIP Freedom 2010 (GrandMaster)	53,511	1	53,512	12.73	4,203
Fidelity VIP Freedom 2010 (IQ Annuity)	57,320	—	57,320	12.63	4,537
Fidelity VIP Freedom 2010 (Pinnacle)	15,159	—	15,159	12.73	1,191
Fidelity VIP Freedom 2010 (Pinnacle IV)	66,181	—	66,181	12.63	5,239
Fidelity VIP Freedom 2010 (Pinnacle Plus)	23,638	(3)	23,635	12.42	1,903
Fidelity VIP Freedom 2010 (Pinnacle V)	744,727	1	744,728	12.44	59,849
Fidelity VIP Freedom 2015 (AdvantEdge)	145,609	1	145,610	12.80	11,379
Fidelity VIP Freedom 2015 (AnnuiChoice II)	165,445	1	165,446	12.87	12,853
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	346,882	(1)	346,881	13.43	25,825
Fidelity VIP Freedom 2015 (IQ Annuity)	48,019	—	48,019	12.57	3,819
Fidelity VIP Freedom 2015 (Pinnacle IV)	5,006	(2)	5,004	12.57	398
Fidelity VIP Freedom 2015 (Pinnacle Plus)	55,398	—	55,398	12.36	4,482
Fidelity VIP Freedom 2015 (Pinnacle V)	3,815,956	3	3,815,959	12.37	308,516
Fidelity VIP Freedom 2020 (AdvantEdge)	221,101	(1)	221,100	12.69	17,425
Fidelity VIP Freedom 2020 (AnnuiChoice II)	704,640	(2)	704,638	12.64	55,766
Fidelity VIP Freedom 2020 (AnnuiChoice)	39,660	(1)	39,659	12.78	3,102
Fidelity VIP Freedom 2020 (GrandMaster)	46,750	—	46,750	12.44	3,758
Fidelity VIP Freedom 2020 (Pinnacle IV)	58,352	—	58,352	12.34	4,727
Fidelity VIP Freedom 2020 (Pinnacle)	33,655	(2)	33,653	12.44	2,705
Fidelity VIP Freedom 2020 (Pinnacle Plus)	21,296	1	21,297	12.13	1,755
Fidelity VIP Freedom 2020 (Pinnacle V)	3,989,740	(4)	3,989,736	12.12	329,288
Fidelity VIP Freedom 2025 (Advantedge)	173,917	3	173,920	13.22	13,158
Fidelity VIP Freedom 2025 (AnnuiChoice II)	178,624	(2)	178,622	13.12	13,619
Fidelity VIP Freedom 2025 (GrandMaster)	2,373	(1)	2,372	12.91	184
Fidelity VIP Freedom 2025 (IQ Annuity)	79,045	—	79,045	12.81	6,169

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle)	$4,651	$—	$4,651	$12.91	360
Fidelity VIP Freedom 2025 (Pinnacle IV)	29,260	2	29,262	12.81	2,284
Fidelity VIP Freedom 2025 (Pinnacle Plus)	9,786	1	9,787	12.59	777
Fidelity VIP Freedom 2025 (Pinnacle V)	2,404,620	1	2,404,621	12.57	191,329
Fidelity VIP Freedom 2030 (AnnuiChoice II)	78,323	2	78,325	12.69	6,172
Fidelity VIP Freedom 2030 (IQ Annuity)	105,083	(1)	105,082	12.40	8,477
Fidelity VIP Freedom 2030 (Pinnacle IV)	469	(1)	468	12.40	38
Fidelity VIP Freedom 2030 (Pinnacle Plus)	58,707	—	58,707	12.19	4,818
Fidelity VIP Freedom 2030 (Pinnacle V)	292,578	—	292,578	12.14	24,108
Fidelity VIP Growth (AnnuiChoice II)	340,378	—	340,378	17.56	19,386
Fidelity VIP Growth (GrandMaster)	713,135	3	713,138	15.35	46,446
Fidelity VIP Growth (AdvantEdge)	96,350	—	96,350	14.31	6,735
Fidelity VIP Growth (AnnuiChoice)	529,251	—	529,251	13.61	38,891
Fidelity VIP Growth (GrandMaster flex3)	825,564	1	825,565	17.33	47,640
Fidelity VIP Growth (IQ Advisor Standard)	6,777	(2)	6,775	18.98	357
Fidelity VIP Growth (IQ3)	837,529	—	837,529	13.74	60,975
Fidelity VIP Growth (Pinnacle)	390,549	—	390,549	15.35	25,436
Fidelity VIP Growth (Pinnacle IV)	1,080,524	—	1,080,524	15.24	70,906
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	18,040	1	18,041	17.86	1,010
Fidelity VIP Growth (Pinnacle Plus)	107,489	(3)	107,486	19.39	5,543
Fidelity VIP Growth (Pinnacle V)	1,973,331	(1)	1,973,330	14.95	132,039
Fidelity VIP High Income (AdvantEdge)	485,320	(1)	485,319	14.20	34,166
Fidelity VIP High Income (AnnuiChoice II)	201,381	(1)	201,380	15.10	13,333
Fidelity VIP High Income (AnnuiChoice)	403,163	1	403,164	18.19	22,159
Fidelity VIP High Income (GrandMaster flex3)	514,345	—	514,345	18.95	27,137
Fidelity VIP High Income (IQ Advisor Standard)	3,140	—	3,140	18.02	174
Fidelity VIP High Income (IQ3)	563,550	—	563,550	19.13	29,453
Fidelity VIP High Income (Pinnacle)	372,241	1	372,242	16.82	22,128
Fidelity VIP High Income (Pinnacle IV)	274,219	(1)	274,218	19.18	14,297
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	11,772	1	11,773	12.09	974
Fidelity VIP High Income (Pinnacle Plus)	44,702	(2)	44,700	17.41	2,568
Fidelity VIP High Income (Pinnacle V)	938,841	(2)	938,839	13.43	69,904
Fidelity VIP II Index 500 (Pinnacle)	949,696	—	949,696	14.34	66,228
Fidelity VIP II Index 500 (Pinnacle IV)	1,717,963	1	1,717,964	14.23	120,740
Fidelity VIP II Index 500 (Pinnacle V)	5,694,462	22	5,694,484	13.85	411,238
Fidelity VIP Index 500 (AdvantEdge)	1,325,222	2	1,325,224	15.54	85,296
Fidelity VIP Index 500 (AnnuiChoice II)	1,925,699	(8)	1,925,691	14.56	132,216
Fidelity VIP Index 500 (AnnuiChoice)	1,180,584	1	1,180,585	16.44	71,828
Fidelity VIP Index 500 (Grandmaster flex3)	230,754	(2)	230,752	14.12	16,345
Fidelity VIP Index 500 (Grandmaster)	986,170	—	986,170	14.34	68,772
Fidelity VIP Index 500 (IQ Advisor Standard)	191,039	2	191,041	15.20	12,569
Fidelity VIP Index 500 (IQ3)	1,729,674	(3)	1,729,671	16.89	102,421
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	114,399	—	114,399	17.87	6,401
Fidelity VIP Index 500 (Pinnacle Plus)	312,284	—	312,284	20.61	15,154
Fidelity VIP Investment Grade Bond (AdvantEdge)	1,695,851	(2)	1,695,849	12.55	135,144
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	2,621,447	3	2,621,450	13.51	194,087
Fidelity VIP Investment Grade Bond (AnnuiChoice)	2,125,833	(2)	2,125,831	17.37	122,385
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	432,513	—	432,513	13.66	31,669
Fidelity VIP Investment Grade Bond (GrandMaster)	1,208,278	1	1,208,279	12.93	93,479
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	163,739	—	163,739	14.91	10,980
Fidelity VIP Investment Grade Bond (IQ3)	1,345,220	—	1,345,220	16.00	84,062
Fidelity VIP Investment Grade Bond (Pinnacle)	1,547,616	—	1,547,616	13.96	110,891
Fidelity VIP Investment Grade Bond (Pinnacle IV)	643,447	(3)	643,444	13.81	46,606
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	10,001	1	10,002	14.06	711
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	58,094	—	58,094	10.99	5,288
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	270,867	(2)	270,865	13.42	20,190
Fidelity VIP Investment Grade Bond (Pinnacle V)	9,424,978	(1)	9,424,977	12.77	738,106
Fidelity VIP Mid Cap (AdvantEdge)	272,253	—	272,253	15.38	17,702
Fidelity VIP Mid Cap (AnnuiChoice II)	854,927	1	854,928	17.61	48,541
Fidelity VIP Mid Cap (AnnuiChoice)	988,502	(3)	988,499	33.93	29,137
Fidelity VIP Mid Cap (GrandMaster flex3)	508,543	(1)	508,542	29.53	17,222
Fidelity VIP Mid Cap (Grandmaster)	471,004	4	471,008	26.11	18,038
Fidelity VIP Mid Cap (IQ Advisor Standard)	429,786	(1)	429,785	28.30	15,189
Fidelity VIP Mid Cap (IQ Annuity)	2,467,069	—	2,467,069	32.56	75,772
Fidelity VIP Mid Cap (Pinnacle)	576,140	(1)	576,139	15.25	37,769
Fidelity VIP Mid Cap (Pinnacle IV)	2,639,203	(3)	2,639,200	32.06	82,312
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	211,556	—	211,556	14.58	14,508
Fidelity VIP Mid Cap (Pinnacle Plus)	264,513	(2)	264,511	30.86	8,571
Fidelity VIP Mid Cap (Pinnacle V)	2,291,448	1	2,291,449	14.90	153,791

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AdvantEdge)	$492,493	$1	$492,494	$9.29	52,992
Fidelity VIP Overseas (AnnuiChoice II)	337,869	1	337,870	11.04	30,595
Fidelity VIP Overseas (AnnuiChoice)	415,443	3	415,446	13.54	30,681
Fidelity VIP Overseas (GrandMaster flex3)	179,360	1	179,361	14.68	12,222
Fidelity VIP Overseas (GrandMaster)	465,459	(2)	465,457	9.11	51,078
Fidelity VIP Overseas (IQ Advisor Standard)	7,158	—	7,158	15.99	448
Fidelity VIP Overseas (IQ3)	493,264	(2)	493,262	13.31	37,069
Fidelity VIP Overseas (Pinnacle)	390,713	—	390,713	15.00	26,054
Fidelity VIP Overseas (Pinnacle IV)	436,477	4	436,481	14.84	29,422
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	76,079	—	76,079	11.77	6,465
Fidelity VIP Overseas (Pinnacle Plus)	160,219	(2)	160,217	17.94	8,932
Fidelity VIP Overseas (Pinnacle V)	1,265,744	(1)	1,265,743	8.82	143,482
Fidelity VIP Target Volatility (AdvantEdge)	113,014	(1)	113,013	10.71	10,555
Fidelity VIP Target Volatility (AnnuiChoice II)	667,417	—	667,417	10.76	62,033
Fidelity VIP Target Volatility (Pinnacle IV)	20,259	—	20,259	10.72	1,889
Fidelity VIP Target Volatility (Pinnacle V)	219,053	—	219,053	10.71	20,447
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	2,985,436	(2)	2,985,434	20.87	143,039
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	7,325	(2)	7,323	21.02	348
Franklin Income VIP Fund (Pinnacle)	6,775,369	(2)	6,775,367	23.43	289,229
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	316,624	1	316,625	23.60	13,418
JP Morgan IT Mid Cap Value (AnnuiChoice)	157,460	1	157,461	28.96	5,437
JP Morgan IT Mid Cap Value (Grandmaster)	85,248	1	85,249	28.38	3,004
JP Morgan IT Mid Cap Value (GrandMaster flex3)	130,663	(1)	130,662	28.06	4,657
JP Morgan IT Mid Cap Value (IQ3)	79,294	(2)	79,292	28.22	2,810
JP Morgan IT Mid Cap Value (Pinnacle)	86,126	(2)	86,124	28.38	3,035
JP Morgan IT Mid Cap Value (Pinnacle IV)	301,276	1	301,277	28.22	10,676
JP Morgan IT Mid Cap Value (Pinnacle Plus)	9,719	1	9,720	27.86	349
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	49,244	(3)	49,241	19.29	2,552
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	45,735	2	45,737	24.33	1,879
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	1,495	1	1,496	14.78	101
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	33,639	(2)	33,637	22.63	1,487
Morgan Stanley UIF Emerging Markets Debt (IQ3)	94,978	(1)	94,977	23.03	4,124
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	445,347	(1)	445,346	24.42	18,235
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	35,291	(1)	35,290	24.60	1,435
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	172,797	2	172,799	25.70	6,724
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	293,806	(2)	293,804	34.28	8,570
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	84,863	(4)	84,859	14.44	5,878
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	122,995	—	122,995	32.34	3,803
Morgan Stanley UIF U.S. Real Estate (IQ3)	486,062	(1)	486,061	31.87	15,254
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	1,414,522	(4)	1,414,518	42.16	33,552
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	784,365	2	784,367	35.48	22,109
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund (AdvantEdge)	41,451	(3)	41,448	14.59	2,841
Franklin Growth and Income VIP Fund (AnnuiChoice)	1,409,758	—	1,409,758	21.14	66,673
Franklin Growth and Income VIP Fund (AnnuiChoice II)	350,544	(1)	350,543	14.83	23,642
Franklin Growth and Income VIP Fund (Grandmaster)	597,617	2	597,619	20.27	29,489
Franklin Growth and Income VIP Fund (GrandMaster flex3)	654,539	—	654,539	19.78	33,092
Franklin Growth and Income VIP Fund (IQ Annuity)	1,591,609	—	1,591,609	20.02	79,498
Franklin Growth and Income VIP Fund (Pinnacle)	876,978	1	876,979	12.72	68,963
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	40	1	41	12.81	3
Franklin Growth and Income VIP Fund (Pinnacle IV)	1,426,725	2	1,426,727	20.02	71,261
Franklin Growth and Income VIP Fund (Pinnacle Plus)	287,017	(2)	287,015	18.90	15,186
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	172,932	(1)	172,931	16.61	10,413
Franklin Growth and Income VIP Fund (Pinnacle V)	1,400,724	—	1,400,724	12.24	114,433
Franklin Income VIP Fund (AdvantEdge)	453,405	1	453,406	13.76	32,953
Franklin Income VIP Fund (AnnuiChoice)	1,784,165	—	1,784,165	23.72	75,230
Franklin Income VIP Fund (AnnuiChoice II)	2,650,504	(5)	2,650,499	14.87	178,210
Franklin Income VIP Fund (Grandmaster)	2,645,903	—	2,645,903	22.73	116,402
Franklin Income VIP Fund (GrandMaster flex3)	2,446,829	—	2,446,829	22.18	110,292
Franklin Income VIP Fund (IQ Advisor Standard)	247,598	2	247,600	19.35	12,799
Franklin Income VIP Fund (IQ Annuity)	2,351,919	(1)	2,351,918	22.46	104,735
Franklin Income VIP Fund (Pinnacle IV)	5,953,383	(1)	5,953,382	22.46	265,107
Franklin Income VIP Fund (Pinnacle Plus)	901,247	2	901,249	19.49	46,233
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	299,832	—	299,832	13.49	22,223
Franklin Income VIP Fund (Pinnacle V)	10,699,110	(1)	10,699,109	12.66	845,000
Franklin Large Cap Growth VIP Fund (AdvantEdge)	1,108,683	2	1,108,685	14.63	75,796
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	116,615	(1)	116,614	20.85	5,594
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	513,548	—	513,548	15.89	32,310

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Grandmaster)	$43,099	$(1)	$43,098	$19.98	2,157
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	121,980	(2)	121,978	19.50	6,255
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	18,617	(2)	18,615	17.96	1,037
Franklin Large Cap Growth VIP Fund (IQ Annuity)	149,348	2	149,350	19.74	7,566
Franklin Large Cap Growth VIP Fund (Pinnacle)	90,103	—	90,103	19.98	4,509
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	838,763	1	838,764	19.74	42,491
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	270,605	—	270,605	17.64	15,340
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	47,762	(1)	47,761	16.13	2,962
Franklin Large Cap Growth VIP Fund (Pinnacle V)	1,203,021	(2)	1,203,019	13.03	92,328
Franklin Mutual Shares VIP Fund (AdvantEdge)	2,026,059	3	2,026,062	13.14	154,227
Franklin Mutual Shares VIP Fund (AnnuiChoice)	814,446	(3)	814,443	22.74	35,820
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	2,475,871	1	2,475,872	13.95	177,480
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	998,477	(1)	998,476	21.27	46,945
Franklin Mutual Shares VIP Fund (IQ Annuity)	667,202	1	667,203	21.53	30,991
Franklin Mutual Shares VIP Fund (Pinnacle)	879,510	(2)	879,508	21.79	40,359
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	9,484	1	9,485	21.95	432
Franklin Mutual Shares VIP Fund (Pinnacle IV)	4,131,171	(4)	4,131,167	21.53	191,885
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	670,178	(1)	670,177	19.35	34,636
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	226,276	—	226,276	15.36	14,732
Franklin Mutual Shares VIP Fund (Pinnacle V)	11,240,988	30	11,241,018	11.56	972,288
Franklin Mutual Shares VIP Fund(Grandmaster)	1,675,003	(1)	1,675,002	21.79	76,862
Franklin Small Cap Value VIP Fund (AdvantEdge)	107,094	—	107,094	16.17	6,622
Franklin Small Cap Value VIP Fund (Annuichoice)	55,695	—	55,695	14.37	3,875
Franklin Small Cap Value VIP Fund (Annuichoice II)	272,867	(1)	272,866	14.21	19,209
Franklin Small Cap Value VIP Fund (Grandmaster)	43,348	—	43,348	13.99	3,099
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	50,487	2	50,489	13.77	3,667
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	63,093	1	63,094	14.82	4,256
Franklin Small Cap Value VIP Fund (IQ Annuuity)	62,151	—	62,151	13.88	4,479
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	19,571	—	19,571	13.64	1,435
Franklin Small Cap Value VIP Fund (Pinnacle)	127,753	1	127,754	13.99	9,135
Franklin Small Cap Value VIP Fund (Pinnacle IV)	32,825	(2)	32,823	13.88	2,365
Franklin Small Cap Value VIP Fund (Pinnacle V)	976,733	(1)	976,732	13.74	71,111
Invesco VI American Franchise (AdvantEdge)	3,870	—	3,870	16.16	240
Invesco VI American Franchise (AnnuiChoice)	6,598	(1)	6,597	23.85	277
Invesco VI American Franchise (AnnuiChoice II)	85,562	1	85,563	18.55	4,614
Invesco VI American Franchise (Grandmaster)	3,977	(1)	3,976	22.86	174
Invesco VI American Franchise (GrandMaster flex3)	79,212	(2)	79,210	22.31	3,550
Invesco VI American Franchise (IQ Advisor Standard)	3,512	—	3,512	20.36	173
Invesco VI American Franchise (IQ Annuity)	308,720	1	308,721	22.58	13,670
Invesco VI American Franchise (Pinnacle)	64,860	(1)	64,859	22.86	2,837
Invesco VI American Franchise (Pinnacle IV)	154,680	4	154,684	22.58	6,849
Invesco VI American Franchise (Pinnacle Plus)	29,215	2	29,217	19.58	1,492
Invesco VI American Franchise (Pinnacle V)	880,893	—	880,893	15.56	56,623
Invesco VI American Value (AdvantEdge)	377,926	2	377,928	16.28	23,213
Invesco VI American Value (AnnuiChoice)	22,051	(1)	22,050	16.94	1,302
Invesco VI American Value (AnnuiChoice II)	358,888	(9)	358,879	16.77	21,401
Invesco VI American Value (Grandmaster)	80,224	1	80,225	16.54	4,849
Invesco VI American Value (Grandmaster flex3)	10,876	—	10,876	16.32	666
Invesco VI American Value (IQ Annuity)	91,673	(3)	91,670	16.43	5,579
Invesco VI American Value (Pinnacle)	22,564	1	22,565	16.54	1,364
Invesco VI American Value (Pinnacle IV)	137,498	(1)	137,497	16.43	8,367
Invesco VI American Value (Pinnacle Plus)	3,253	(2)	3,251	16.19	201
Invesco VI American Value (Pinnacle Plus Reduced M&E)	27,218	(1)	27,217	17.84	1,526
Invesco VI American Value (Pinnacle V)	1,829,944	16	1,829,960	16.32	112,114
Invesco VI Comstock (AdvantEdge)	509,141	(4)	509,137	15.44	32,967
Invesco VI Comstock (AnnuiChoice)	378,424	2	378,426	25.07	15,094
Invesco VI Comstock (AnnuiChoice II)	1,086,581	(2)	1,086,579	15.82	68,667
Invesco VI Comstock (Grandmaster)	230,471	(1)	230,470	24.03	9,591
Invesco VI Comstock (GrandMaster flex3)	70,794	(2)	70,792	23.45	3,019
Invesco VI Comstock (IQ Advisor Standard)	139,630	1	139,631	20.98	6,656
Invesco VI Comstock (IQ Annuity)	461,742	2	461,744	23.74	19,451
Invesco VI Comstock (Pinnacle)	197,896	1	197,897	24.03	8,236
Invesco VI Comstock (Pinnacle IV)	336,192	(3)	336,189	23.74	14,162
Invesco VI Comstock (Pinnacle Plus)	56,488	1	56,489	21.35	2,645
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	10,993	—	10,993	17.50	628
Invesco VI Comstock (Pinnacle V)	4,243,956	25	4,243,981	13.16	322,512
Invesco VI International Growth Class II (Advantedge)	257,355	—	257,355	10.97	23,464
Invesco VI International Growth Class II (IQ Advisor Enhanced)	294,736	(6)	294,730	11.15	26,425
Invesco VI International Growth Class II (Pinnacle)	48,511	—	48,511	11.03	4,398

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle Plus)	$74,446	$1	$74,447	$11.07	6,724
Invesco VI International Growth Class II (Pinnacle V)	1,109,948	10	1,109,958	10.99	101,009
Invesco VI International Growth II (Annuichoice)	159,138	2	159,140	11.22	14,189
Invesco VI International Growth II (Grandmaster)	11,209	—	11,209	11.07	1,012
Invesco VI International Growth II (Grandmaster flex3)	5,247	(1)	5,246	10.99	477
Templeton Foreign VIP Fund (IQ Annuity)	401,477	1	401,478	20.02	20,056
Templeton Foreign VIP Fund (Pinnacle)	512,413	1	512,414	20.26	25,288
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	15,800	(1)	15,799	20.41	774
Templeton Foreign VIP Fund (Pinnacle IV)	846,164	—	846,164	20.02	42,269
Templeton Foreign VIP Fund (Pinnacle V)	3,130,923	10	3,130,933	9.61	325,636
Templeton Foreign VIP Fund (AnnuiChoice)	393,660	(2)	393,658	21.14	18,620
Templeton Foreign VIP Fund (AnnuiChoice II)	940,265	2	940,267	11.80	79,674
Templeton Foriegn VIP Fund (AdvantEdge)	778,477	1	778,478	10.12	76,918
Templeton Foriegn VIP Fund (Grandmaster)	350,200	—	350,200	20.26	17,283
Templeton Foriegn VIP Fund (GrandMaster flex3)	317,755	2	317,757	19.78	16,067
Templeton Foriegn VIP Fund (IQ Advisor Standard)	115,151	(1)	115,150	17.14	6,719
Templeton Foriegn VIP Fund (Pinnacle Plus)	232,901	1	232,902	18.29	12,732
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	120,725	(1)	120,724	11.29	10,696
Templeton Global Bond VIP Fund (Grandmaster)	35,364	1	35,365	9.79	3,614
Templeton Global Bond VIP Fund (GrandMaster flex3)	74,011	—	74,011	9.75	7,589
Templeton Global Bond VIP Fund (Pinnacle V)	261,886	2	261,888	9.77	26,809
Templeton Global Bond VIP Fund (Advantedge)	20,100	2	20,102	9.74	2,063
Templeton Global Bond VIP Fund (Pinnacle IV)	2,912,350	2	2,912,352	9.75	298,637
Templeton Global Bond VIP Fund (Annuichoice)	120,842	—	120,842	9.84	12,277
Templeton Global Bond VIP Fund (AnnuiChoice II)	126,160	—	126,160	9.82	12,849
Templeton Growth VIP Fund (AdvantEdge)	123,584	—	123,584	11.57	10,684
Templeton Growth VIP Fund (AnnuiChoice)	277,057	2	277,059	20.47	13,533
Templeton Growth VIP Fund (AnnuiChoice II)	302,122	3	302,125	11.96	25,271
Templeton Growth VIP Fund (Grandmaster)	275,762	1	275,763	19.62	14,054
Templeton Growth VIP Fund (GrandMaster flex3)	476,867	(1)	476,866	19.15	24,901
Templeton Growth VIP Fund (IQ Annuity)	482,945	—	482,945	19.38	24,914
Templeton Growth VIP Fund (Pinnacle)	862,847	2	862,849	19.62	43,974
Templeton Growth VIP Fund (Pinnacle IV)	582,052	(2)	582,050	19.39	30,026
Templeton Growth VIP Fund (Pinnacle Plus)	358,351	(2)	358,349	17.56	20,409
Templeton Growth VIP Fund (Pinnacle V)	1,095,648	3	1,095,651	9.93	110,285
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	283,640	(3)	283,637	12.88	22,014
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	107,378	1	107,379	13.65	7,866
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	186,783	(2)	186,781	13.49	13,843
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	113,789	1	113,790	13.08	8,700
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	64,980	—	64,980	22.40	2,901
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	174,437	(1)	174,436	22.13	7,883
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	301,838	—	301,838	13.18	22,898
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	66,415	(2)	66,413	19.00	3,496
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	20,073	—	20,073	10.82	1,856
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	363,458	—	363,458	13.01	27,944
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	431,048	1	431,049	7.92	54,409
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	154,001	(1)	154,000	33.17	4,642
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	294,746	—	294,746	12.43	23,717
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	175,665	1	175,666	31.80	5,525
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	182,143	(2)	182,141	31.03	5,869
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	48,552	—	48,552	23.51	2,066
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	258,757	(1)	258,756	31.41	8,238
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	419,678	—	419,678	31.80	13,199
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	668,306	—	668,306	31.41	21,275
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	271,397	—	271,397	26.86	10,103
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	3,348	—	3,348	9.07	369
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	1,484,810	(2)	1,484,808	9.01	164,718
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	194,775	1	194,776	28.71	6,783
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	109,818	(1)	109,817	15.90	6,907
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	450,317	4	450,321	14.96	30,098
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	274,684	(1)	274,683	11.94	23,014
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	396,940	1	396,941	11.80	33,647
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	340,932	(4)	340,928	34.13	9,988
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	213,005	—	213,005	11.44	18,627
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	104,414	1	104,415	27.88	3,745
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	229,353	(2)	229,351	33.72	6,802
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	680,717	1	680,718	11.52	59,066
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	2,079,929	—	2,079,929	12.22	170,159

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$129,540	$(3)	$129,537	$13.20	9,813
BlackRock Capital Appreciation VI (AnnuiChoice II)	622,766	(1)	622,765	13.42	46,390
BlackRock Capital Appreciation VI (Annuichoice)	48,893	(1)	48,892	13.50	3,622
BlackRock Capital Appreciation VI (Grandmaster flex3)	28,303	1	28,304	13.23	2,140
BlackRock Capital Appreciation VI Class III (Grandmaster)	79,158	2	79,160	13.32	5,941
BlackRock Capital Appreciation VI Class III (Pinnacle)	46,380	(1)	46,379	13.32	3,481
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	98,770	2	98,772	13.28	7,440
BlackRock Capital Appreciation VI Class III (Pinnacle V)	1,919,951	(2)	1,919,949	13.23	145,165
BlackRock Global Allocation VI (Advantedge)	351,051	(3)	351,048	10.90	32,200
BlackRock Global Allocation VI (AnnuiChoice II)	798,149	1	798,150	11.09	71,992
BlackRock Global Allocation VI (Annuichoice)	81,202	—	81,202	11.15	7,284
BlackRock Global Allocation VI (Grandmaster flex3)	164,958	—	164,958	10.92	15,102
BlackRock Global Allocation VI (Grandmaster)	29,792	—	29,792	11.00	2,707
BlackRock Global Allocation VI Class III (Pinnacle)	267,140	2	267,142	11.00	24,276
BlackRock Global Allocation VI Class III (Pinnacle IV)	299,847	(2)	299,845	10.96	27,350
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	23,047	3	23,050	11.08	2,079
BlackRock Global Allocation VI Class III (Pinnacle V)	401,190	3	401,193	10.92	36,730
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	390,849	(40)	390,809	10.67	36,644
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	18,581	—	18,581	10.61	1,751
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	7,010	—	7,010	10.69	656
TOPS Managed Risk Moderate Growth ETF (Advantedge)	77,756	(16)	77,740	10.59	7,346
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	923,027	40	923,067	10.59	87,127
Non-Affiliated Class 4:
American Funds Global Growth (AnnuiChoice II)	23,024	(7)	23,017	10.57	2,179
American Funds Global Growth (GrandMaster)	679	—	679	10.54	64
American Funds Global Growth (Pinnacle)	7,772	—	7,772	10.54	737
American Funds Global Growth (Pinnacle IV)	19,948	1	19,949	10.53	1,894
American Funds Global Growth (Pinnacle V)	78,827	(1)	78,826	10.52	7,493
American Funds Growth (AdvantEdge)	12,333	1	12,334	11.11	1,110
American Funds Growth (AnnuiChoice II)	42,660	2	42,662	11.16	3,822
American Funds Growth (GrandMaster)	12,122	2	12,124	11.14	1,088
American Funds Growth (GrandMaster flex3)	10,501	1	10,502	11.11	945
American Funds Growth (Pinnacle)	10,882	1	10,883	11.14	977
American Funds Growth (Pinnacle IV)	33,060	—	33,060	11.13	2,971
American Funds Growth (Pinnacle V)	490,573	19	490,592	11.11	44,139
American Funds Growth-Income (AdvantEdge)	61,605	8	61,613	11.33	5,435
American Funds Growth-Income (AnnuiChoice)	10,190	—	10,190	11.41	893
American Funds Growth-Income (AnnuiChoice II)	23,739	(5)	23,734	11.39	2,084
American Funds Growth-Income (GrandMaster)	70,624	4	70,628	11.37	6,214
American Funds Growth-Income (GrandMaster flex3)	29,035	1	29,036	11.34	2,560
American Funds Growth-Income (Pinnacle)	21,675	2	21,677	11.37	1,907
American Funds Growth-Income (Pinnacle IV)	54,070	2	54,072	11.35	4,763
American Funds Growth-Income (Pinnacle V)	859,550	56	859,606	11.34	75,792
American Funds Managed Risk Asset Allocation (AdvantEdge)	166,985	7	166,992	10.40	16,060
American Funds Managed Risk Asset Allocation (AnnuiChoice)	12,979	(1)	12,978	10.46	1,240
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	305,359	8	305,367	10.45	29,227
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	17,691	1	17,692	10.40	1,701
American Funds Managed Risk Asset Allocation (Pinnacle IV)	40,114	—	40,114	10.41	3,852
American Funds Managed Risk Asset Allocation (Pinnacle V)	534,022	12	534,034	10.40	51,332
American Funds New World (AdvantEdge)	15,712	(1)	15,711	9.32	1,686
American Funds New World (AnnuiChoice)	5,236	—	5,236	9.38	558
American Funds New World (AnnuiChoice II)	5,086	1	5,087	9.37	543
American Funds New World (GrandMaster flex3)	12,479	1	12,480	9.33	1,338
American Funds New World (Pinnacle V)	36,763	1	36,764	9.33	3,942
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	547,866	2	547,868	24.18	22,661
Deutsche Small Cap Index VIP (Pinnacle IV)	34,319	1	34,320	23.27	1,475
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	7,815	(3)	7,812	24.35	321
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	82,385	(3)	82,382	14.50	5,681
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	98,578	2	98,580	14.75	6,685
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	132,182	—	132,182	14.83	8,913
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	79,942	(2)	79,940	14.53	5,502
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	269,342	—	269,342	14.64	18,401
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	104,602	1	104,603	14.64	7,146
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	135,141	1	135,142	14.58	9,267
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	132,243	(1)	132,242	14.46	9,143
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	576,241	64	576,305	14.53	39,662
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	286,595	1	286,596	21.03	13,627

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	$429,154	$1	$429,155	$21.58	19,884
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	137,821	1	137,822	21.77	6,331
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	54,867	2	54,869	21.09	2,601
Columbia VIT Small Cap Value Class 2 (Grandmaster)	30,145	—	30,145	21.34	1,413
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	61,860	1	61,861	20.95	2,953
Columbia VIT Small Cap Value Class 2 (Pinnacle)	19,673	(2)	19,671	21.34	922
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	48,625	2	48,627	21.21	2,292
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	1,366,981	60	1,367,041	21.09	64,810
Deutsche Small Cap Index (AnnuiChoice II)	203,772	1	203,773	16.25	12,541
Deutsche Small Cap Index (AnnuiChoice)	292,322	—	292,322	23.32	12,533
Deutsche Small Cap Index (GrandMaster flex3)	50,923	(1)	50,922	21.57	2,361
Deutsche Small Cap Index (Grandmaster)	145,433	(1)	145,432	20.12	7,227
Deutsche Small Cap Index (IQ3)	140,694	1	140,695	21.84	6,443
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	26,060	1	26,061	16.99	1,534
Deutsche Small Cap Index (Pinnacle Plus)	48,012	(1)	48,011	22.48	2,136
Deutsche Small Cap Index VIP (Pinnacle IV)	307,700	(4)	307,696	21.84	14,090
Deutsche Small Cap Index VIP (Pinnacle V)	401,360	—	401,360	13.86	28,954
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	150,410	—	150,410	12.15	12,380
Pimco VIT All Asset (IQ Annuity)	338,372	(1)	338,371	12.17	27,811
Pimco VIT All Asset (Pinnacle)	269,176	(3)	269,173	12.25	21,975
Pimco VIT All Asset (Pinnacle II Reduced M&E)	21,510	1	21,511	12.34	1,743
Pimco VIT All Asset (AnnuiChoice II)	182,791	(2)	182,789	12.52	14,597
Pimco VIT All Asset (AnnuiChoice)	177,042	—	177,042	12.54	14,116
Pimco VIT All Asset (GrandMaster flex3)	226,871	—	226,871	12.08	18,773
Pimco VIT All Asset (Grandmaster)	400,562	—	400,562	12.25	32,700
Pimco VIT All Asset (Pinnacle IV)	363,434	(1)	363,433	12.26	29,634
Pimco VIT All Asset (Pinnacle Plus)	20,726	(3)	20,723	11.99	1,729
Pimco VIT All Asset (Pinnacle V)	419,090	1	419,091	12.18	34,411
Pimco VIT Commodity Real Return (Pinnacle)	23,072	—	23,072	5.21	4,428
Pimco VIT Commodity Real Return (Pinnacle IV)	190,349	(1)	190,348	5.21	36,515
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	2,649	(1)	2,648	5.25	505
Pimco VIT Commodity Real Return (Pinnacle V)	863,719	5	863,724	5.18	166,846
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	328,172	2	328,174	5.16	63,550
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	231,724	—	231,724	5.32	43,535
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	36,800	(2)	36,798	5.34	6,898
Pimco VIT Commodity Real Return Strategy (Grandmaster)	29,373	(1)	29,372	5.21	5,637
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	302,440	—	302,440	5.18	58,439
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	51,507	1	51,508	5.14	10,020
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	24,632	(1)	24,631	5.10	4,831
Pimco VIT Long Term Government (Pinnacle IV)	12,972	(16)	12,956	10.30	1,260
Pimco VIT Long Term Government (Annuichoice)	41,880	—	41,880	10.39	4,030
Pimco VIT Long Term Government (AnnuiChoice II)	2,288	—	2,288	10.37	221
Pimco VIT Low Duration (AnnuiChoice II)	1,938,786	—	1,938,786	11.55	167,842
Pimco VIT Low Duration (AnnuiChoice)	169,353	—	169,353	11.70	14,472
Pimco VIT Low Duration (GrandMaster flex3)	10,741,481	(1)	10,741,480	11.28	952,667
Pimco VIT Low Duration (Grandmaster)	1,033,031	(1)	1,033,030	11.43	90,389
Pimco VIT Low Duration (IQ Annuity)	1,107,966	1	1,107,967	11.35	97,604
Pimco VIT Low Duration (Pinnacle)	4,696,660	139	4,696,799	11.43	410,952
Pimco VIT Low Duration (Pinnacle IV)	378,891	1	378,892	11.31	33,491
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	405,501	(138)	405,363	11.51	35,224
Pimco VIT Low Duration (AdvantEdge)	86,740	(2)	86,738	11.21	7,740
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	11,509	(1)	11,508	10.17	1,131
Pimco VIT Low Duration (Pinnacle Plus)	46,338	(2)	46,336	11.18	4,143
Pimco VIT Low Duration (Pinnacle V)	486,150	1	486,151	11.23	43,272
Pimco VIT Real Return (Pinnacle IV)	150,057	(2)	150,055	11.79	12,724
Pimco VIT Real Return (AdvantEdge)	72,707	—	72,707	11.68	6,223
Pimco VIT Real Return (AnnuiChoice II)	358,565	1	358,566	12.04	29,777
Pimco VIT Real Return (AnnuiChoice)	156,758	(2)	156,756	12.17	12,877
Pimco VIT Real Return (GrandMaster flex3)	64,079	2	64,081	11.73	5,463
Pimco VIT Real Return (Grandmaster)	98,404	(3)	98,401	11.89	8,277
Pimco VIT Real Return (IQ Annuity)	168,651	(2)	168,649	11.81	14,282
Pimco VIT Real Return (Pinnacle)	172,576	(2)	172,574	11.89	14,516
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	13,309	—	13,309	10.37	1,283
Pimco VIT Real Return (Pinnacle Plus)	39,088	(4)	39,084	11.63	3,360
Pimco VIT Real Return (Pinnacle V)	506,828	—	506,828	11.71	43,276
Pimco VIT Total Return (Pinnacle V)	23,938,011	64	23,938,075	13.13	1,823,246
Pimco VIT Total Return (AdvantEdge)	6,764,810	78	6,764,888	13.10	516,510
Pimco VIT Total Return (AnnuiChoice II)	3,421,473	3	3,421,476	13.50	253,455

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice)	$962,559	$(3)	$962,556	$13.44	71,605
Pimco VIT Total Return (GrandMaster flex3)	596,574	1	596,575	12.95	46,059
Pimco VIT Total Return (Grandmaster)	1,882,313	(4)	1,882,309	13.13	143,373
Pimco VIT Total Return (IQ Annuity)	893,203	2	893,205	13.04	68,496
Pimco VIT Total Return (Pinnacle)	1,091,505	2	1,091,507	13.13	83,138
Pimco VIT Total Return (Pinnacle IV)	3,161,744	—	3,161,744	13.22	239,145
Pimco VIT Total Return (Pinnacle II Reduced M&E)	21,525	(1)	21,524	13.22	1,628
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	39,658	(2)	39,656	10.82	3,666
Pimco VIT Total Return (Pinnacle Plus)	857,056	3	857,059	12.85	66,710
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	114,041	(1)	114,040	7.57	15,063
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	9,491	—	9,491	7.52	1,261
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	536,399	—	536,399	7.48	71,734
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	185,075	(1)	185,074	7.46	24,820
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	84,124	1	84,125	7.67	10,975
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	19,740	(1)	19,739	7.52	2,624
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	9,474	2	9,476	7.42	1,276
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	166,065	(2)	166,063	8.80	18,876
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	134,258	—	134,258	9.07	14,806
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	46,527	2	46,529	9.03	5,150
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	5,185	(1)	5,184	8.70	596
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	56,510	3	56,513	8.82	6,405
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	38,290	—	38,290	8.76	4,369
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	339	—	339	8.82	38
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	60,650	(1)	60,649	8.88	6,829
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	873	(1)	872	10.90	80
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	28,944	—	28,944	8.63	3,352
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	229,461	1	229,462	8.82	26,018
Guggenheim VT Long Short Equity (AdvantEdge)	21,986	—	21,986	10.06	2,186
Guggenheim VT Long Short Equity (AnnuiChoice II)	76,391	(1)	76,390	10.37	7,368
Guggenheim VT Long Short Equity (AnnuiChoice)	8,326	(4)	8,322	10.18	818
Guggenheim VT Long Short Equity (GrandMaster flex3)	8,966	1	8,967	9.81	914
Guggenheim VT Long Short Equity (Grandmaster)	2,547	(1)	2,546	9.94	256
Guggenheim VT Long Short Equity (IQ Annuity)	20,135	1	20,136	9.87	2,039
Guggenheim VT Long Short Equity (Pinnacle)	38,303	1	38,304	9.94	3,853
Guggenheim VT Long Short Equity (Pinnacle IV)	39,949	2	39,951	10.15	3,934
Guggenheim VT Long Short Equity (Pinnacle Plus)	13,463	—	13,463	9.73	1,384
Guggenheim VT Long Short Equity (Pinnacle V)	285,004	(2)	285,002	10.08	28,263
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	137,195	1	137,196	27.12	5,059
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	536,490	2	536,492	26.24	20,447
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	41,933	—	41,933	25.67	1,633
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	681,132	—	681,132	24.99	27,254
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	254,314	3	254,317	26.49	9,600
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	18,469	(2)	18,467	26.46	698
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	572,830	—	572,830	25.76	22,241
iShares Barclays TIPS Bond ETF (Varoom)	111,707	1	111,708	26.48	4,219
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	62,220	(1)	62,219	25.62	2,429
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	2,503	4	2,507	23.70	106
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	79,466	(1)	79,465	23.08	3,444
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	15,708	—	15,708	30.03	523
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	47,713	(1)	47,712	29.06	1,642
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	109,767	—	109,767	29.32	3,744
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	201,702	1	201,703	28.54	7,067
iShares S&P 500 Growth Index ETF (Varoom)	141,342	(1)	141,341	42.23	3,347
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	706,676	1	706,677	41.20	17,151
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	7,663	(2)	7,661	40.87	188
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	158,301	1	158,302	41.14	3,848
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	3,782,214	(1)	3,782,213	40.30	93,841
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	85,371	—	85,371	40.05	2,132
iShares Core S&P 500 Index ETF (Varoom)	380,113	—	380,113	41.80	9,094
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	8,811,912	1	8,811,913	40.78	216,093
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	792,808	—	792,808	40.44	19,603
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	865,725	1	865,726	41.55	20,834
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	35,602,889	(1)	35,602,888	40.71	874,514
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	1,981,056	(3)	1,981,053	40.45	48,970
iShares S&P 500 Value Index ETF (Varoom)	74,222	—	74,222	40.46	1,835
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	448,162	2	448,164	39.47	11,354
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	38,963	1	38,964	39.15	995

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2014

		Receivable from
		(payable to)
	Investments	the general account
Subaccount	at fair value	of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	$200,593	$(2)	$200,591	$41.73	4,807
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	1,635,094	(3)	1,635,091	40.89	39,991
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	121,458	2	121,460	40.63	2,989
iShares Core S&P MidCap Index ETF (Varoom)	233,167	1	233,168	39.23	5,943
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	2,511,001	1	2,511,002	38.28	65,599
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	302,645	—	302,645	37.96	7,972
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	324,985	1	324,986	40.55	8,015
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	10,334,985	(2)	10,334,983	39.73	260,156
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	483,475	(1)	483,474	39.48	12,247
iShares Core S&P Small Cap Index ETF (Varoom)	138,162	(2)	138,160	40.40	3,420
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,271,081	2	1,271,083	39.41	32,250
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	157,080	1	157,081	39.09	4,019
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	204,712	—	204,712	41.68	4,912
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	5,234,650	1	5,234,651	40.83	128,193
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	421,518	(1)	421,517	40.58	10,388
iShares S&P Citigroup International Treasury Bond (Varoom)	26,355	1	26,356	24.70	1,067
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	1,207,312	—	1,207,312	24.10	50,094
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	17,719	2	17,721	23.90	741
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	33,814	—	33,814	24.58	1,376
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	4,957,063	2	4,957,065	24.08	205,854
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	22,714	1	22,715	23.93	949
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	276,413	1	276,414	39.15	7,061
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	510,365	2	510,367	37.88	13,473
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	172,866	(2)	172,864	37.86	4,566
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	871,584	—	871,584	36.86	23,648
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	29,970	—	29,970	21.97	1,364
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	154,789	(3)	154,786	21.26	7,282
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	63,734	1	63,735	25.67	2,482
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	237,338	1	237,339	25.00	9,495
Vanguard Tax-Managed International ETF (Varoom)	35,039	—	35,039	27.97	1,253
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	1,199,218	(2)	1,199,216	27.29	43,946
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	144,205	1	144,206	27.06	5,328
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	200,813	2	200,815	31.48	6,378
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	4,928,997	(2)	4,928,995	30.85	159,796
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	241,304	(2)	241,302	30.65	7,873
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	8,946	(2)	8,944	29.73	301
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	19,446	(1)	19,445	28.77	676
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	83,967	1	83,968	28.02	2,997
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	78,741	—	78,741	27.28	2,886
Vanguard Large-Cap Index ETF (Varoom)	66,621	(1)	66,620	41.41	1,609
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	304,036	2	304,038	40.07	7,588
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	216,433	2	216,435	41.57	5,206
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	655,624	1	655,625	40.47	16,200
Vanguard Mega Cap Index ETF (Varoom)	33,306	—	33,306	41.54	802
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	14,437	—	14,437	40.19	359
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	85,656	2	85,658	41.54	2,062
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	88,784	(2)	88,782	40.44	2,196
Vanguard REIT Index ETF (Varoom)	59,915	—	59,915	39.99	1,498
Vanguard REIT Index ETF (Varoom GLWB 2)	119,982	1	119,983	38.70	3,101
Vanguard REIT Index ETF (Varoom GLWB 3)	114,627	(1)	114,626	39.10	2,932
Vanguard REIT Index ETF (Varoom GLWB 5)	227,517	1	227,518	38.07	5,977
Vanguard Total Bond Market Index ETF (Varoom)	206,552	—	206,552	27.11	7,620
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	8,568,336	(1)	8,568,335	26.45	323,982
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	781,861	(2)	781,859	26.23	29,808
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	616,052	—	616,052	25.58	24,085
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	35,222,676	(1)	35,222,675	25.06	1,405,558
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	2,076,178	—	2,076,178	24.90	83,376
Vanguard VI Money Market (Varoom GLWB 2)	4,767	(9)	4,758	9.05	527
Vanguard VI Money Market (Varoom GLWB 3)	118,070	(162)	117,908	9.46	12,485
Vanguard VI Money Market (Varoom GLWB 5)	120,478	(138)	120,340	9.21	13,085
Vanguard Short Term Bond ETF (Varoom GLWB 3)	42,306	2	42,308	24.40	1,734
Vanguard Short Term Bond ETF (Varoom GLWB 5)	236,909	—	236,909	23.83	9,940

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$—	$12,290	$(12,290)	$55,007	$13,145	$52,819	$45,675	$(7,144)	$61,008	$48,718
Touchstone Aggressive ETF (AnnuiChoice ®)	—	7,316	(7,316)	57,522	14,722	106,874	86,043	(20,831)	51,413	44,097
Touchstone Aggressive ETF (AnnuiChoice II)	—	7,825	(7,825)	37,186	14,550	161,112	158,177	(2,935)	48,801	40,976
Touchstone Aggressive ETF (GrandMaster flex3)	—	24,977	(24,977)	45,679	32,494	258,339	299,733	41,394	119,567	94,590
Touchstone Aggressive ETF (Grandmaster)	—	1,422	(1,422)	858	2,201	17,635	22,154	4,519	7,578	6,156
Touchstone Aggressive ETF (IQ Advisor Enhanced)	—	20	(20)	(399)	—	612	—	(612)	(1,011)	(1,031)
Touchstone Aggressive ETF (IQ Advisor Standard)	—	1,506	(1,506)	677	5,318	10,974	23,112	12,138	18,133	16,627
Touchstone Aggressive ETF (IQ Annuity)	—	97,115	(97,115)	110,259	133,558	763,174	1,000,632	237,458	481,275	384,160
Touchstone Aggressive ETF (Pinnacle)	—	6,349	(6,349)	14,264	9,822	36,196	46,388	10,192	34,278	27,929
Touchstone Aggressive ETF (Pinnacle IV)	—	9,889	(9,889)	56,455	11,286	58,769	39,162	(19,607)	48,134	38,245
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	—	—	—	—	—	—	(32)	(32)	(32)	(32)
Touchstone Aggressive ETF (Pinnacle Plus)	—	4,797	(4,797)	47,873	4,923	52,855	16,641	(36,214)	16,582	11,785
Touchstone Aggressive ETF (Pinnacle V)	—	34,229	(34,229)	161,786	46,822	475,129	433,864	(41,265)	167,343	133,114
Touchstone Baron Small Cap Growth (Pinnacle)	—	23,316	(23,316)	199,828	61,577	678,583	484,633	(193,950)	67,455	44,139
Touchstone Baron Small Cap Growth (Pinnacle IV)	—	13,709	(13,709)	148,829	29,528	208,575	48,096	(160,479)	17,878	4,169
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	—	2,049	(2,049)	6,273	5,991	32,003	25,964	(6,039)	6,225	4,176
Touchstone Baron Small Cap Growth (Pinnacle V)	—	33,972	(33,972)	24,174	96,769	92,989	91,205	(1,784)	119,159	85,187
Touchstone Baron Small Cap Growth (AdvantEdge)	—	8,904	(8,904)	40,892	18,063	99,565	57,621	(41,944)	17,011	8,107
Touchstone Baron Small Cap Growth (AnnuiChoice II)	—	6,976	(6,976)	20,292	22,879	73,542	55,732	(17,810)	25,361	18,385
Touchstone Baron Small Cap Growth (AnnuiChoice)	—	5,498	(5,498)	38,234	20,258	152,835	117,006	(35,829)	22,663	17,165
Touchstone Baron Small Cap Growth (GrandMaster flex3)	—	8,086	(8,086)	49,877	22,299	111,998	63,760	(48,238)	23,938	15,852
Touchstone Baron Small Cap Growth (Grandmaster)	—	5,036	(5,036)	36,578	13,528	47,014	12,483	(34,531)	15,575	10,539
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	—	5	(5)	1,380	—	1,839	(2)	(1,841)	(461)	(466)
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	—	1,636	(1,636)	782	9,903	29,238	29,659	421	11,106	9,470
Touchstone Baron Small Cap Growth (IQ Annuity)	—	66,221	(66,221)	125,669	115,643	579,851	455,601	(124,250)	117,062	50,841
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	—	599	(599)	149	2,080	834	1,292	458	2,687	2,088
Touchstone Baron Small Cap Growth (Pinnacle Plus)	—	5,182	(5,182)	26,669	11,867	47,890	20,734	(27,156)	11,380	6,198
Touchstone Conservative ETF (AdvantEdge)	4,709	6,047	(1,338)	10,905	13,293	35,956	25,078	(10,878)	13,320	11,982
Touchstone Conservative ETF (AnnuiChoice II)	16,011	15,921	90	12,906	45,250	112,832	108,994	(3,838)	54,318	54,408
Touchstone Conservative ETF (AnnuiChoice)	8,573	7,077	1,496	19,531	24,249	82,798	68,469	(14,329)	29,451	30,947
Touchstone Conservative ETF (GrandMaster flex3)	5,511	7,630	(2,119)	6,635	15,571	15,680	12,649	(3,031)	19,175	17,056
Touchstone Conservative ETF (Grandmaster)	1,111	1,605	(494)	2,855	3,148	171	(260)	(431)	5,572	5,078
Touchstone Conservative ETF (IQ Advisor Standard)	2,001	1,007	994	202	5,653	25,706	26,377	671	6,526	7,520
Touchstone Conservative ETF (IQ Annuity)	8,816	12,270	(3,454)	27,155	24,908	64,612	46,670	(17,942)	34,121	30,667
Touchstone Conservative ETF (Pinnacle)	1,928	2,484	(556)	14,549	5,451	11,946	163	(11,783)	8,217	7,661
Touchstone Conservative ETF (Pinnacle IV)	7,880	10,027	(2,147)	3,509	22,270	621	1,992	1,371	27,150	25,003
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	2,050	1,901	149	108	5,793	4,558	5,365	807	6,708	6,857
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	23	70	(47)	222	66	(22)	(25)	(3)	285	238

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus)	$3,626	$6,201	$(2,575)	$17,599	$10,249	$20,104	$7,105	$(12,999)	$14,849	$12,274
Touchstone Conservative ETF Fund (Pinnacle V)	74,091	100,146	(26,055)	50,447	209,543	104,823	95,760	(9,063)	250,927	224,872
Touchstone Active Bond (AdvantEdge)	5,137	3,017	2,120	(2,070)	—	(15,912)	(12,210)	3,702	1,632	3,752
Touchstone Active Bond (AnnuiChoice II)	5,684	2,544	3,140	331	—	(12,625)	(10,507)	2,118	2,449	5,589
Touchstone Active Bond (AnnuiChoice)	18,485	7,894	10,591	(10,451)	—	(74,284)	(50,540)	23,744	13,293	23,884
Touchstone Active Bond (GrandMaster flex3)	6,789	4,475	2,314	(2,716)	—	(25,136)	(18,432)	6,704	3,988	6,302
Touchstone Active Bond (Grandmaster)	35,403	20,036	15,367	(17,531)	—	(139,955)	(100,604)	39,351	21,820	37,187
Touchstone Active Bond (IQ Advisor Standard)	4,117	975	3,142	34	—	518	2,487	1,969	2,003	5,145
Touchstone Active Bond (IQ Annuity)	8,761	4,990	3,771	12,264	—	(7,330)	(15,422)	(8,092)	4,172	7,943
Touchstone Active Bond (Pinnacle)	15,003	8,042	6,961	500	—	(2,970)	3,883	6,853	7,353	14,314
Touchstone Active Bond (Pinnacle IV)	71,041	43,144	27,897	(33,045)	—	(276,145)	(200,403)	75,742	42,697	70,594
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	2,546	919	1,627	90	—	(917)	(1,400)	(483)	(393)	1,234
Touchstone Active Bond (Pinnacle Plus)	5,828	5,262	566	(15,555)	—	(37,974)	(14,451)	23,523	7,968	8,534
Touchstone Active Bond (PinnacleV)	129,314	75,939	53,375	(17,893)	—	(366,346)	(300,408)	65,938	48,045	101,420
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	—	4,150	(4,150)	3,630	4,936	93,673	102,157	8,484	17,050	12,900
Touchstone GMAB Aggressive ETF (Pinnacle IV)	—	14,674	(14,674)	21,552	14,691	265,186	280,486	15,300	51,543	36,869
Touchstone GMAB Aggressive ETF (Pinnacle V)	—	15,842	(15,842)	60,785	13,423	298,574	274,076	(24,498)	49,710	33,868
Touchstone GMAB Conservative ETF (AnnuiChoice II)	2,856	4,304	(1,448)	4,376	8,069	44,558	41,697	(2,861)	9,584	8,136
Touchstone GMAB Conservative ETF (Pinnacle IV)	7,091	12,434	(5,343)	4,296	20,035	94,239	93,416	(823)	23,508	18,165
Touchstone GMAB Conservative ETF (Pinnacle V)	6,861	12,965	(6,104)	7,836	19,389	104,498	100,890	(3,608)	23,617	17,513
Touchstone GMAB Moderate ETF (AnnuiChoice II)	510	539	(29)	215	—	10,052	11,384	1,332	1,547	1,518
Touchstone GMAB Moderate ETF (AnnuiChoice)	—	238	(238)	14,135	—	13,254	1	(13,253)	882	644
Touchstone GMAB Moderate ETF (Pinnacle IV)	15,191	20,127	(4,936)	69,667	—	319,611	299,760	(19,851)	49,816	44,880
Touchstone GMAB Moderate ETF(Pinnacle V)	10,848	16,988	(6,140)	115,742	—	284,057	213,621	(70,436)	45,306	39,166
Touchstone High Yield (AdvantEdge)	104,160	12,396	91,764	(94,835)	—	(122,378)	(110,749)	11,629	(83,206)	8,558
Touchstone High Yield (AnnuiChoice II)	11,239	2,286	8,953	(3,147)	—	(13,103)	(21,165)	(8,062)	(11,209)	(2,256)
Touchstone High Yield (AnnuiChoice)	21,979	2,696	19,283	(1,000)	—	(19,504)	(37,795)	(18,291)	(19,291)	(8)
Touchstone High Yield (GrandMaster flex3)	22,988	4,162	18,826	(2,025)	—	(20,163)	(39,097)	(18,934)	(20,959)	(2,133)
Touchstone High Yield (Grandmaster)	18,328	1,665	16,663	(23,163)	—	(27,505)	(19,821)	7,684	(15,479)	1,184
Touchstone High Yield (IQ Advisor Standard)	19,791	1,305	18,486	139	—	—	(20,240)	(20,240)	(20,101)	(1,615)
Touchstone High Yield (IQ Annuity)	46,095	6,283	39,812	(13,224)	—	(48,074)	(76,596)	(28,522)	(41,746)	(1,934)
Touchstone High Yield (Pinnacle)	43,067	7,348	35,719	(14,309)	—	(56,438)	(77,806)	(21,368)	(35,677)	42
Touchstone High Yield (Pinnacle IV)	68,682	13,149	55,533	(58,929)	—	(108,408)	(105,211)	3,197	(55,732)	(199)
Touchstone High Yield (Pinnacle II Reduced M&E)	512	64	448	(4)	—	(429)	(901)	(472)	(476)	(28)
Touchstone High Yield (Pinnacle Plus Reduced M&E)	2,881	305	2,576	(1,992)	—	(3,414)	(3,813)	(399)	(2,391)	185
Touchstone High Yield (Pinnacle Plus)	17,610	4,089	13,521	(4,363)	—	(23,163)	(33,086)	(9,923)	(14,286)	(765)
Touchstone High Yield (PinnacleV)	128,932	22,150	106,782	(10,617)	—	(133,523)	(243,713)	(110,190)	(120,807)	(14,025)
Touchstone Large Cap Core Equity (AdvantEdge)	6,415	10,277	(3,862)	23,013	—	176,321	235,672	59,351	82,364	78,502
Touchstone Large Cap Core Equity (AnnuiChoice II)	5,406	6,461	(1,055)	73,972	—	131,866	131,752	(114)	73,858	72,803
Touchstone Large Cap Core Equity (AnnuiChoice)	5,596	5,697	(101)	42,124	—	219,254	249,871	30,617	72,741	72,640
Touchstone Large Cap Core Equity (GrandMaster flex3)	1,169	1,940	(771)	44,530	—	44,955	15,548	(29,407)	15,123	14,352

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster)	$1,634	$1,656	$(22)	$16,183	$—	$18,386	$17,544	$(842)	$15,341	$15,319
Touchstone Large Cap Core Equity (IQ Advisor Standard)	63	54	9	1,559	—	3,513	3,172	(341)	1,218	1,227
Touchstone Large Cap Core Equity (IQ Annuity)	3,543	5,419	(1,876)	28,676	—	146,970	166,099	19,129	47,805	45,929
Touchstone Large Cap Core Equity (Pinnacle)	67,696	95,169	(27,473)	275,014	—	1,904,994	2,510,704	605,710	880,724	853,251
Touchstone Large Cap Core Equity (Pinnacle IV)	40,789	48,568	(7,779)	279,999	—	427,409	565,158	137,749	417,748	409,969
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	4,478	4,959	(481)	11,638	—	83,782	130,452	46,670	58,308	57,827
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	2,489	2,305	184	367	—	—	25,407	25,407	25,774	25,958
Touchstone Large Cap Core Equity (Pinnacle Plus)	2,434	3,494	(1,060)	74,239	—	96,302	46,511	(49,791)	24,448	23,388
Touchstone Large Cap Core Equity (PinnacleV)	109,931	95,578	14,353	282,625	—	720,785	1,537,338	816,553	1,099,178	1,113,531
Touchstone Mid Cap Growth (AdvantEdge)	1	879	(878)	4,466	3,903	4,954	908	(4,046)	4,323	3,445
Touchstone Mid Cap Growth (AnnuiChoice II)	(1)	17,511	(17,512)	15,721	190,684	543,307	525,720	(17,587)	188,818	171,306
Touchstone Mid Cap Growth (AnnuiChoice)	—	15,244	(15,244)	246,598	207,176	755,647	510,601	(245,046)	208,728	193,484
Touchstone Mid Cap Growth (GrandMaster flex3)	(1)	3,242	(3,243)	20,351	50,787	37,095	3,450	(33,645)	37,493	34,250
Touchstone Mid Cap Growth (Grandmaster)	1	2,332	(2,331)	29,676	16,854	29,291	79	(29,212)	17,318	14,987
Touchstone Mid Cap Growth (IQ Advisor Standard)	1	40	(39)	24	857	3,664	3,604	(60)	821	782
Touchstone Mid Cap Growth (IQ Annuity)	1	49,181	(49,180)	227,832	114,993	304,998	69,181	(235,817)	107,008	57,828
Touchstone Mid Cap Growth (Pinnacle)	—	8,486	(8,486)	82,032	84,339	270,713	183,111	(87,602)	78,769	70,283
Touchstone Mid Cap Growth (Pinnacle IV)	—	21,337	(21,337)	347,544	185,586	605,479	250,611	(354,868)	178,262	156,925
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	—	89	(89)	30	1,044	2,089	2,017	(72)	1,002	913
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	—	2,325	(2,325)	3,505	26,895	2,623	(3,063)	(5,686)	24,714	22,389
Touchstone Mid Cap Growth (Pinnacle Plus)	—	3,194	(3,194)	79,274	29,573	96,847	11,619	(85,228)	23,619	20,425
Touchstone Mid Cap Growth (PinnacleV)	—	43,524	(43,524)	145,631	360,982	638,491	475,069	(163,422)	343,191	299,667
Touchstone Moderate ETF (AdvantEdge)	12,999	16,572	(3,573)	106,445	—	223,541	170,848	(52,693)	53,752	50,179
Touchstone Moderate ETF (AnnuiChoice II)	36,387	26,781	9,606	99,274	—	593,356	613,730	20,374	119,648	129,254
Touchstone Moderate ETF (AnnuiChoice)	34,739	23,769	10,970	220,838	—	678,690	587,909	(90,781)	130,057	141,027
Touchstone Moderate ETF (GrandMaster flex3)	27,989	27,474	515	89,795	—	583,487	586,232	2,745	92,540	93,055
Touchstone Moderate ETF (Grandmaster)	2,547	2,479	68	28,572	—	26,408	5,979	(20,429)	8,143	8,211
Touchstone Moderate ETF (IQ Advisor Enhanced)	622	307	315	2,916	—	11,949	10,564	(1,385)	1,531	1,846
Touchstone Moderate ETF (IQ Advisor Standard)	1,509	540	969	162	—	23,054	27,430	4,376	4,538	5,507
Touchstone Moderate ETF (IQ Annuity)	25,755	28,051	(2,296)	120,262	—	460,347	445,157	(15,190)	105,072	102,776
Touchstone Moderate ETF (Pinnacle)	6,080	5,409	671	62,176	—	106,636	64,983	(41,653)	20,523	21,194
Touchstone Moderate ETF (Pinnacle IV)	24,124	29,470	(5,346)	785,342	—	1,079,436	397,296	(682,140)	103,202	97,856
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	100	35	65	67	—	—	55	55	122	187
Touchstone Moderate ETF (Pinnacle Plus)	4,487	5,974	(1,487)	54,235	—	122,236	83,942	(38,294)	15,941	14,454
Touchstone Moderate ETF (Pinnacle V)	56,790	58,637	(1,847)	233,551	—	703,419	674,054	(29,365)	204,186	202,339
Touchstone Money Market (AdvantEdge)	108	17,419	(17,311)	—	—	(6)	(6)	—	—	(17,311)
Touchstone Money Market (AnnuiChoice II)	67	7,747	(7,680)	—	—	(12)	(12)	—	—	(7,680)
Touchstone Money Market (AnnuiChoice)	112	11,203	(11,091)	—	—	—	—	—	—	(11,091)
Touchstone Money Market (GrandMaster flex3)	180	27,947	(27,767)	—	—	(9)	(9)	—	—	(27,767)
Touchstone Money Market (Grandmaster)	300	40,794	(40,494)	—	—	(9)	(30)	(21)	(21)	(40,515)
Touchstone Money Market (IQ Annuity)	36	5,223	(5,187)	—	—	35	35	—	—	(5,187)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Money Market (IQ3)	$203	$29,554	$(29,351)	$—	$—	$(20)	$(20)	$—	$—	$(29,351)
Touchstone Money Market (Pinnacle)	236	32,478	(32,242)	—	—	(23)	(23)	—	—	(32,242)
Touchstone Money Market (Pinnacle IV)	534	77,396	(76,862)	—	—	(35)	(35)	—	—	(76,862)
Touchstone Money Market (Pinnacle II Reduced M&E)	3	342	(339)	—	—	—	—	—	—	(339)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	—	1	(1)	—	—	—	—	—	—	(1)
Touchstone Money Market (Pinnacle Plus)	75	12,529	(12,454)	—	—	(8)	(8)	—	—	(12,454)
Touchstone Money Market (Pinnacle V)	1,068	162,727	(161,659)	—	—	(41)	(41)	—	—	(161,659)
Touchstone Third Avenue Value (AdvantEdge)	5,726	2,371	3,355	13,353	—	23,200	(4,171)	(27,371)	(14,018)	(10,663)
Touchstone Third Avenue Value (AnnuiChoice II)	36,142	8,475	27,667	107,147	—	234,746	81,133	(153,613)	(46,466)	(18,799)
Touchstone Third Avenue Value (AnnuiChoice)	83,218	15,988	67,230	195,695	—	459,425	147,877	(311,548)	(115,853)	(48,623)
Touchstone Third Avenue Value (GrandMaster flex3)	28,973	8,533	20,440	33,129	—	129,030	51,578	(77,452)	(44,323)	(23,883)
Touchstone Third Avenue Value (Grandmaster)	36,876	9,434	27,442	55,362	—	228,375	119,451	(108,924)	(53,562)	(26,120)
Touchstone Third Avenue Value (IQ Advisor Enhanced)	—	1	(1)	308	—	408	2	(406)	(98)	(99)
Touchstone Third Avenue Value (IQ Advisor Standard)	2,455	343	2,112	89,684	—	100,648	2,936	(97,712)	(8,028)	(5,916)
Touchstone Third Avenue Value (IQ Annuity)	113,920	41,544	72,376	154,659	—	700,206	377,763	(322,443)	(167,784)	(95,408)
Touchstone Third Avenue Value (Pinnacle)	236,962	58,727	178,235	353,476	—	1,560,885	839,325	(721,560)	(368,084)	(189,849)
Touchstone Third Avenue Value (Pinnacle IV)	127,355	35,215	92,140	206,774	—	670,721	276,448	(394,273)	(187,499)	(95,359)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	28,141	5,790	22,351	21,757	—	99,666	36,542	(63,124)	(41,367)	(19,016)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	20,658	3,250	17,408	901	—	1,018	(28,675)	(29,693)	(28,792)	(11,384)
Touchstone Third Avenue Value (Pinnacle Plus)	22,233	10,227	12,006	154,797	—	172,436	(27,227)	(199,663)	(44,866)	(32,860)
Touchstone Third Avenue Value (Pinnacle V)	33,268	9,774	23,494	33,271	—	107,531	23,215	(84,316)	(51,045)	(27,551)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	18,596	18,044	552	37,491	177,832	220,014	115,314	(104,700)	110,623	111,175
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	97	70	27	4	772	712	462	(250)	526	553
Fidelity VIP Overseas (Pinnacle)	2,501	2,610	(109)	(5,727)	51	16,766	3,536	(13,230)	(18,906)	(19,015)
Fidelity VIP Overseas (Pinnacle IV)	1,050	1,266	(216)	(827)	28	18,974	10,601	(8,373)	(9,172)	(9,388)
Fidelity VIP Equity-Income (Grandmaster)	275,112	135,605	139,507	(21,583)	136,889	747,763	1,189,534	441,771	557,077	696,584
Fidelity VIP Equity-Income (Pinnacle)	67,478	33,944	33,534	(33,961)	34,194	(207,663)	(61,310)	146,353	146,586	180,120
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	1,420	541	879	907	686	7,716	8,727	1,011	2,604	3,483
Fidelity VIP Growth (Grandmaster)	13,369	100,717	(87,348)	431,193	—	3,148,702	3,485,831	337,129	768,322	680,974
Fidelity VIP High Income (Grandmaster)	67,342	28,387	38,955	5,198	—	(56,169)	(88,557)	(32,388)	(27,190)	11,765
Fidelity VIP II Asset Manager (Grandmaster)	75,159	77,492	(2,333)	237,535	278,436	1,052,245	809,711	(242,534)	273,437	271,104
Fidelity VIP II Contrafund (Grandmaster)	115,209	164,943	(49,734)	330,492	241,713	1,817,973	2,497,383	679,410	1,251,615	1,201,881
Fidelity VIP II Contrafund (Pinnacle)	59,828	88,255	(28,427)	453,771	125,520	4,069,598	4,163,235	93,637	672,928	644,501
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	383	488	(105)	11,816	803	20,886	12,593	(8,293)	4,326	4,221
Fidelity VIP II Index 500 (Grandmaster)	71,599	65,756	5,843	472,495	3,974	738,041	808,527	70,486	546,955	552,798
Fidelity VIP II Index 500 (IQ Annuity)	4,388	4,431	(43)	51,626	243	163,795	141,191	(22,604)	29,265	29,222
Fidelity VIP II Index 500 (Pinnacle)	42,551	36,718	5,833	58,936	2,362	575,832	817,033	241,201	302,499	308,332
Fidelity VIP II Index 500 (Pinnacle IV)	2,749	2,644	105	5,688	153	54,685	69,430	14,745	20,586	20,691
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	707	473	234	1,122	39	10,955	14,460	3,505	4,666	4,900
Fidelity VIP II Investment Grade Bond (Pinnacle)	36,030	22,942	13,088	3,799	674	(13,301)	42,349	55,650	60,123	73,211

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	$15,578	$10,996	$4,582	$2,516	$307	$814	$25,719	$24,905	$27,728	$32,310
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	931	483	448	(65)	17	(2,367)	(749)	1,618	1,570	2,018
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	7,585	3,474	4,111	238	136	(1,415)	10,194	11,609	11,983	16,094
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,159	614	545	46	21	(239)	1,528	1,767	1,834	2,379
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	3,011	2,428	583	1,605	72	1,060	5,664	4,604	6,281	6,864
Fidelity VIP II Investment Grade Bond (Grandmaster)	49,495	31,706	17,789	6,198	929	(33,097)	43,618	76,715	83,842	101,631
Fidelity VIP II Investment Grade Bond (IQ Annuity)	8,044	8,053	(9)	12,601	334	(6,005)	10,441	16,446	29,381	29,372
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	729	319	410	74	9	(83)	529	612	695	1,105
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	128	370	(242)	1,286	11	(72)	(23)	49	1,346	1,104
Fidelity VIP III Balanced (Grandmaster)	25,331	23,771	1,560	27,336	223,589	295,875	189,592	(106,283)	144,642	146,202
Fidelity VIP Overseas (AnnuiChoice)	1,722	1,273	449	(479)	32	18,667	6,767	(11,900)	(12,347)	(11,898)
Fidelity VIP Overseas (AnnuiChoice II)	385	436	(51)	(6,717)	15	(3,358)	(289)	3,069	(3,633)	(3,684)
Fidelity VIP Overseas (Grandmaster flex3)	11	25	(14)	601	1	7,469	6,791	(678)	(76)	(90)
Fidelity VIP Overseas (Grandmaster)	27,734	30,854	(3,120)	(71,331)	611	48,268	(100,381)	(148,649)	(219,369)	(222,489)
Fidelity VIP Overseas (IQ Annuity)	333	359	(26)	(9)	6	3,851	1,462	(2,389)	(2,392)	(2,418)
Fidelity VIP Overseas (Pinnacle Plus)	407	840	(433)	7,329	13	15,373	3,451	(11,922)	(4,580)	(5,013)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	9,209	4,990	4,219	(5,656)	4,773	7,576	27,697	20,121	19,238	23,457
Fidelity VIP Growth (IQ Annuity)	281	4,911	(4,630)	72,599	—	270,182	231,721	(38,461)	34,138	29,508
Fidelity VIP Growth (Pinnacle)	423	7,071	(6,648)	71,731	—	154,345	138,263	(16,082)	55,649	49,001
Fidelity VIP Growth (Pinnacle II Reduced M&E)	2	20	(18)	8	—	494	681	187	195	177
Fidelity VIP High Income (IQ Annuity)	7,210	4,610	2,600	(2,924)	—	(8,176)	(10,534)	(2,358)	(5,282)	(2,682)
Fidelity VIP II Asset Manager (IQ Annuity)	197	206	(9)	240	666	2,860	2,546	(314)	592	583
Fidelity VIP II Contrafund (IQ Annuity)	8,056	13,809	(5,753)	33,765	18,854	409,343	454,171	44,828	97,447	91,694
Fidelity VIP III Balanced (IQ Annuity)	1,774	1,921	(147)	3,264	16,019	24,521	15,811	(8,710)	10,573	10,426
Fidelity VIP III Mid Cap (Grandmaster)	1,955	17,051	(15,096)	19,275	29,633	335,317	358,437	23,120	72,028	56,932
Fidelity VIP III Mid Cap (IQ Annuity)	1,295	12,175	(10,880)	14,826	20,007	167,148	182,940	15,792	50,625	39,745
Fidelity VIP III Mid Cap (Pinnacle)	5,359	47,512	(42,153)	80,353	84,850	534,353	576,025	41,672	206,875	164,722
Fidelity VIP Overseas (IQ Annuity)	419	486	(67)	23	8	6,457	3,167	(3,290)	(3,259)	(3,326)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	3,315	3,594	(279)	3,693	11,542	59,409	54,114	(5,295)	9,940	9,661
Fidelity VIP Asset Manager (AdvantEdge)	805	1,008	(203)	10,700	2,891	20,441	9,362	(11,079)	2,512	2,309
Fidelity VIP Asset Manager (AnnuiChoice II)	1,230	1,102	128	263	4,432	10,432	9,591	(841)	3,854	3,982
Fidelity VIP Asset Manager (AnnuiChoice)	3,227	2,461	766	1,837	11,710	47,377	44,046	(3,331)	10,216	10,982
Fidelity VIP Asset Manager (GrandMaster flex3)	1,781	1,778	3	48,391	6,817	46,434	(1,256)	(47,690)	7,518	7,521
Fidelity VIP Asset Manager (IQ Advisor Standard)	42	20	22	1	148	172	152	(20)	129	151
Fidelity VIP Asset Manager (Pinnacle)	374	391	(17)	303	1,315	2,180	1,706	(474)	1,144	1,127
Fidelity VIP Asset Manager (Pinnacle IV)	2,163	1,625	538	23,080	5,341	34,724	10,963	(23,761)	4,660	5,198
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	362	279	83	(65)	993	105	(156)	(261)	667	750
Fidelity VIP Asset Manager (Pinnacle Plus)	650	981	(331)	12,608	3,312	14,179	1,144	(13,035)	2,885	2,554
Fidelity VIP Asset Manager (Pinnacle V)	8,358	9,101	(743)	10,796	26,401	93,519	76,829	(16,690)	20,507	19,764

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AdvantEdge)	$3,393	$4,500	$(1,107)	$16,927	$33,407	$40,585	$11,434	$(29,151)	$21,183	$20,076
Fidelity VIP Balanced (AnnuiChoice II)	7,206	6,727	479	12,845	73,786	85,198	46,835	(38,363)	48,268	48,747
Fidelity VIP Balanced (AnnuiChoice)	7,740	5,940	1,800	17,421	74,038	97,261	54,287	(42,974)	48,485	50,285
Fidelity VIP Balanced (GrandMaster flex3)	3,621	4,591	(970)	5,304	38,018	42,639	23,524	(19,115)	24,207	23,237
Fidelity VIP Balanced (Grandmaster)	16,291	17,884	(1,593)	10,159	165,105	191,222	126,556	(64,666)	110,598	109,005
Fidelity VIP Balanced (IQ Advisor Standard)	—	44	(44)	20,585	—	19,774	1	(19,773)	812	768
Fidelity VIP Balanced (IQ3)	10,909	12,403	(1,494)	14,323	107,919	135,672	83,389	(52,283)	69,959	68,465
Fidelity VIP Balanced (Pinnacle)	5,599	5,724	(125)	6,776	52,414	48,379	23,888	(24,491)	34,699	34,574
Fidelity VIP Balanced (Pinnacle IV)	15,682	18,243	(2,561)	23,256	158,458	212,059	134,146	(77,913)	103,801	101,240
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	516	451	65	(896)	5,807	1,496	(48)	(1,544)	3,367	3,432
Fidelity VIP Balanced (Pinnacle Plus)	1,622	2,285	(663)	5,207	17,620	15,916	4,627	(11,289)	11,538	10,875
Fidelity VIP Balanced (Pinnacle V)	15,749	18,577	(2,828)	18,076	143,714	146,456	85,740	(60,716)	101,074	98,246
Fidelity VIP Contrafund (AdvantEdge)	23,061	53,670	(30,609)	376,276	64,210	876,441	767,655	(108,786)	331,700	301,091
Fidelity VIP Contrafund (AnnuiChoice II)	30,356	45,456	(15,100)	205,871	84,521	1,234,608	1,347,094	112,486	402,878	387,778
Fidelity VIP Contrafund (AnnuiChoice)	23,273	32,484	(9,211)	541,508	64,802	1,488,113	1,224,652	(263,461)	342,849	333,638
Fidelity VIP Contrafund (GrandMaster flex3)	12,831	27,924	(15,093)	201,000	35,725	638,636	584,963	(53,673)	183,052	167,959
Fidelity VIP Contrafund (IQ Advisor Enhanced)	508	601	(93)	2,497	1,417	—	8,278	8,278	12,192	12,099
Fidelity VIP Contrafund (IQ Advisor Standard)	2,609	2,089	520	5,659	7,266	46,528	69,543	23,015	35,940	36,460
Fidelity VIP Contrafund (IQ3)	35,398	87,003	(51,605)	315,016	98,564	1,837,276	1,922,106	84,830	498,410	446,805
Fidelity VIP Contrafund (Pinnacle IV)	44,392	92,049	(47,657)	848,817	123,603	2,892,569	2,559,474	(333,095)	639,325	591,668
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	3,050	3,987	(937)	10,388	8,492	16,632	36,852	20,220	39,100	38,163
Fidelity VIP Contrafund (Pinnacle Plus)	8,015	21,719	(13,704)	309,149	22,314	291,840	59,531	(232,309)	99,154	85,450
Fidelity VIP Contrafund (Pinnacle V)	99,925	187,461	(87,536)	212,736	278,232	2,661,102	3,431,611	770,509	1,261,477	1,173,941
Fidelity VIP Disciplined Small Cap (Advantedge)	3	54	(51)	36	253	1,602	1,475	(127)	162	111
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	47	427	(380)	1,549	3,181	9,141	6,822	(2,319)	2,411	2,031
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	97	1,039	(942)	16,902	7,377	46,714	25,732	(20,982)	3,297	2,355
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	32	583	(551)	3,766	2,554	16,438	11,269	(5,169)	1,151	600
Fidelity VIP Disciplined Small Cap (GrandMaster)	46	642	(596)	4,816	3,294	13,664	7,778	(5,886)	2,224	1,628
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	65	359	(294)	(56)	4,646	—	(2,240)	(2,240)	2,350	2,056
Fidelity VIP Disciplined Small Cap (IQ Annuity)	65	912	(847)	961	4,631	24,274	21,677	(2,597)	2,995	2,148
Fidelity VIP Disciplined Small Cap (Pinnacle)	158	2,153	(1,995)	23,871	11,720	60,478	30,804	(29,674)	5,917	3,922
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	400	5,484	(5,084)	8,886	28,319	75,213	55,584	(19,629)	17,576	12,492
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	19	498	(479)	204	1,634	(103)	(999)	(896)	942	463
Fidelity VIP Disciplined Small Cap (Pinnacle V)	603	8,278	(7,675)	5,732	41,823	49,358	30,019	(19,339)	28,216	20,541
Fidelity VIP Equity-Income (AnnuiChoice II)	11,831	5,015	6,816	13,351	6,229	88,363	93,140	4,777	24,357	31,173
Fidelity VIP Equity-Income (AdvantEdge)	22,182	12,872	9,310	8,974	11,632	28,381	50,611	22,230	42,836	52,146
Fidelity VIP Equity-Income (AnnuiChoice)	32,130	11,747	20,383	41,326	17,723	227,346	245,158	17,812	76,861	97,244
Fidelity VIP Equity-Income (GrandMaster flex3)	5,743	3,315	2,428	30,441	3,052	50,231	26,679	(23,552)	9,941	12,369
Fidelity VIP Equity-Income (IQ Advisor Standard)	302	84	218	694	177	2,209	2,303	94	965	1,183
Fidelity VIP Equity-Income (IQ3)	16,374	25,287	(8,913)	130,951	9,353	179,417	82,525	(96,892)	43,412	34,499
Fidelity VIP Equity-Income (Pinnacle IV)	26,783	14,624	12,159	117,443	14,373	278,681	203,447	(75,234)	56,582	68,741

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	$988	$1,849	$(861)	$(4,911)	$2,026	$(8,026)	$1,623	$9,649	$6,764	$5,903
Fidelity VIP Equity-Income (Pinnacle Plus)	8,171	6,382	1,789	44,917	5,081	60,076	33,266	(26,810)	23,188	24,977
Fidelity VIP Equity-Income (Pinnacle V)	46,621	27,261	19,360	40,348	24,722	140,472	169,288	28,816	93,886	113,246
Fidelity VIP Freedom 2010 (Advantedge)	1,635	2,325	(690)	18,761	2,942	35,753	19,068	(16,685)	5,018	4,328
Fidelity VIP Freedom 2010 (AnnuiChoice II)	2,502	2,122	380	2,876	2,886	35,269	34,614	(655)	5,107	5,487
Fidelity VIP Freedom 2010 (AnnuiChoice)	155	64	91	21	102	505	587	82	205	296
Fidelity VIP Freedom 2010 (GrandMaster)	743	705	38	169	802	8,442	8,886	444	1,415	1,453
Fidelity VIP Freedom 2010 (IQ Annuity)	797	831	(34)	520	900	13,021	13,151	130	1,550	1,516
Fidelity VIP Freedom 2010 (Pinnacle)	210	204	6	8	237	266	429	163	408	414
Fidelity VIP Freedom 2010 (Pinnacle IV)	919	984	(65)	359	1,054	6,895	7,316	421	1,834	1,769
Fidelity VIP Freedom 2010 (Pinnacle Plus)	329	395	(66)	49	368	2,348	2,567	219	636	570
Fidelity VIP Freedom 2010 (Pinnacle V)	10,357	11,495	(1,138)	6,868	11,606	72,544	73,612	1,068	19,542	18,404
Fidelity VIP Freedom 2015 (AdvantEdge)	2,058	2,122	(64)	2,413	1,871	11,161	9,988	(1,173)	3,111	3,047
Fidelity VIP Freedom 2015 (AnnuiChoice II)	2,332	1,906	426	2,694	2,932	27,107	27,725	618	6,244	6,670
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	4,896	2,054	2,842	301	5,841	43,998	47,805	3,807	9,949	12,791
Fidelity VIP Freedom 2015 (IQ Annuity)	677	693	(16)	118	814	10,228	10,684	456	1,388	1,372
Fidelity VIP Freedom 2015 (Pinnacle)	—	1,065	(1,065)	8,251	1,386	4,547	(1)	(4,548)	5,089	4,024
Fidelity VIP Freedom 2015 (Pinnacle IV)	70	158	(88)	1,182	204	1,614	632	(982)	404	316
Fidelity VIP Freedom 2015 (Pinnacle Plus)	782	923	(141)	214	940	9,756	10,206	450	1,604	1,463
Fidelity VIP Freedom 2015 (Pinnacle V)	25,849	29,180	(3,331)	50,954	31,729	335,297	293,997	(41,300)	41,383	38,052
Fidelity VIP Freedom 2020 (AdvantEdge)	3,146	3,112	34	622	3,513	15,881	16,872	991	5,126	5,160
Fidelity VIP Freedom 2020 (AnnuiChoice II)	10,024	7,973	2,051	11,929	12,339	186,844	183,105	(3,739)	20,529	22,580
Fidelity VIP Freedom 2020 (AnnuiChoice)	564	393	171	55	693	10,758	11,198	440	1,188	1,359
Fidelity VIP Freedom 2020 (GrandMaster flex3)	—	65	(65)	(804)	—	—	—	—	(804)	(869)
Fidelity VIP Freedom 2020 (GrandMaster)	665	627	38	211	819	12,994	13,369	375	1,405	1,443
Fidelity VIP Freedom 2020 (Pinnacle IV)	829	842	(13)	246	1,023	12,830	13,317	487	1,756	1,743
Fidelity VIP Freedom 2020 (Pinnacle)	479	223	256	91	282	357	(291)	(648)	(275)	(19)
Fidelity VIP Freedom 2020 (Pinnacle Plus)	303	355	(52)	27	374	1,262	1,503	241	642	590
Fidelity VIP Freedom 2020 (Pinnacle V)	56,798	60,336	(3,538)	31,571	68,565	481,100	495,725	14,625	114,761	111,223
Fidelity VIP Freedom 2025 (Advantedge)	2,462	2,112	350	5,718	2,719	13,568	8,338	(5,230)	3,207	3,557
Fidelity VIP Freedom 2025 (AnnuiChoice II)	2,524	2,016	508	1,180	3,501	38,527	39,546	1,019	5,700	6,208
Fidelity VIP Freedom 2025 (GrandMaster)	33	31	2	2	47	268	297	29	78	80
Fidelity VIP Freedom 2025 (IQ Annuity)	1,117	865	252	165	1,072	1,066	457	(609)	628	880
Fidelity VIP Freedom 2025 (Pinnacle)	66	62	4	18	91	1,121	1,162	41	150	154
Fidelity VIP Freedom 2025 (Pinnacle IV)	413	421	(8)	64	576	4,556	4,870	314	954	946
Fidelity VIP Freedom 2025 (Pinnacle Plus)	138	163	(25)	6	193	1,440	1,561	121	320	295
Fidelity VIP Freedom 2025 (Pinnacle V)	34,018	36,830	(2,812)	54,582	48,024	458,367	435,321	(23,046)	79,560	76,748
Fidelity VIP Freedom 2030 (AnnuiChoice II)	1,049	987	62	7,580	1,682	32,868	26,810	(6,058)	3,204	3,266
Fidelity VIP Freedom 2030 (IQ Annuity)	1,408	1,392	16	164	1,844	15,210	16,199	989	2,997	3,013
Fidelity VIP Freedom 2030 (Pinnacle IV)	6	6	—	2	9	108	111	3	14	14
Fidelity VIP Freedom 2030 (Pinnacle Plus)	787	213	574	11	413	—	2,253	2,253	2,677	3,251

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle V)	$3,919	$4,503	$(584)	$2,465	$5,612	$100,656	$102,022	$1,366	$9,443	$8,859
Fidelity VIP Growth (AnnuiChoice II)	—	3,689	(3,689)	6,825	—	59,194	82,143	22,949	29,774	26,085
Fidelity VIP Growth (GrandMaster)	—	8,562	(8,562)	65,638	—	153,716	151,063	(2,653)	62,985	54,423
Fidelity VIP Growth (AdvantEdge)	—	1,332	(1,332)	18,924	—	16,009	3,796	(12,213)	6,711	5,379
Fidelity VIP Growth (AnnuiChoice)	—	3,894	(3,894)	56,297	—	136,585	123,104	(13,481)	42,816	38,922
Fidelity VIP Growth (GrandMaster flex3)	—	4,675	(4,675)	7,793	—	52,350	72,603	20,253	28,046	23,371
Fidelity VIP Growth (IQ Advisor Standard)	—	37	(37)	12	—	1,752	2,413	661	673	636
Fidelity VIP Growth (IQ3)	—	(119,180)	119,180	202,014	—	212,377	63,830	(148,547)	53,467	172,647
Fidelity VIP Growth (Pinnacle)	—	3,386	(3,386)	35,251	—	62,551	48,311	(14,240)	21,011	17,625
Fidelity VIP Growth (Pinnacle IV)	—	14,221	(14,221)	49,084	—	169,533	222,222	52,689	101,773	87,552
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	—	217	(217)	999	—	583	1,938	1,355	2,354	2,137
Fidelity VIP Growth (Pinnacle Plus)	—	1,776	(1,776)	4,972	—	25,036	31,147	6,111	11,083	9,307
Fidelity VIP Growth (Pinnacle V)	—	26,840	(26,840)	82,610	—	296,395	392,322	95,927	178,537	151,697
Fidelity VIP High Income (AdvantEdge)	28,255	16,297	11,958	10,109	—	(28,396)	(39,370)	(10,974)	(865)	11,093
Fidelity VIP High Income (AnnuiChoice II)	11,719	7,645	4,074	(16,944)	—	(23,765)	(16,955)	6,810	(10,134)	(6,060)
Fidelity VIP High Income (AnnuiChoice)	23,406	4,929	18,477	2,659	—	(13,826)	(30,416)	(16,590)	(13,931)	4,546
Fidelity VIP High Income (GrandMaster flex3)	29,926	132,769	(102,843)	(306,802)	—	(325,523)	(40,570)	284,953	(21,849)	(124,692)
Fidelity VIP High Income (IQ Advisor Standard)	183	18	165	—	—	(125)	(288)	(163)	(163)	2
Fidelity VIP High Income (IQ3)	32,873	17,598	15,275	2,408	—	(31,969)	(46,810)	(14,841)	(12,433)	2,842
Fidelity VIP High Income (Pinnacle)	21,708	56,357	(34,649)	(131,607)	—	(163,213)	(31,391)	131,822	215	(34,434)
Fidelity VIP High Income (Pinnacle IV)	15,954	8,378	7,576	(6,243)	—	(18,432)	(23,128)	(4,696)	(10,939)	(3,363)
Fidelity VIP High Income (Pinnacle II Reduced M&E)	—	3,237	(3,237)	(12,229)	—	(11,133)	—	11,133	(1,096)	(4,333)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	685	156	529	75	—	27	(558)	(585)	(510)	19
Fidelity VIP High Income (Pinnacle Plus)	2,599	793	1,806	50	—	(385)	(2,577)	(2,192)	(2,142)	(336)
Fidelity VIP High Income (Pinnacle V)	54,639	15,436	39,203	44,898	—	47,802	(43,703)	(91,505)	(46,607)	(7,404)
Fidelity VIP II Index 500 (Pinnacle)	13,282	10,601	2,681	102,194	836	158,681	154,403	(4,278)	98,752	101,433
Fidelity VIP II Index 500 (Pinnacle IV)	24,474	25,211	(737)	214,518	1,540	617,848	591,789	(26,059)	189,999	189,262
Fidelity VIP II Index 500 (Pinnacle V)	79,332	71,486	7,846	131,783	4,997	743,809	1,121,507	377,698	514,478	522,324
Fidelity VIP Index 500 (AdvantEdge)	18,583	20,349	(1,766)	39,783	1,170	314,304	414,219	99,915	140,868	139,102
Fidelity VIP Index 500 (AnnuiChoice II)	26,953	19,965	6,988	82,030	1,697	333,186	443,784	110,598	194,325	201,313
Fidelity VIP Index 500 (AnnuiChoice)	16,534	12,764	3,770	212,285	1,040	337,446	259,492	(77,954)	135,371	139,141
Fidelity VIP Index 500 (Grandmaster flex3)	3,258	7,733	(4,475)	92,231	203	71,900	23,928	(47,972)	44,462	39,987
Fidelity VIP Index 500 (Grandmaster)	13,820	10,588	3,232	89,738	870	211,805	222,790	10,985	101,593	104,825
Fidelity VIP Index 500 (IQ Advisor Standard)	2,672	1,142	1,530	33,405	168	66,585	53,666	(12,919)	20,654	22,184
Fidelity VIP Index 500 (IQ3)	24,236	26,008	(1,772)	181,047	1,525	413,510	417,673	4,163	186,735	184,963
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	1,600	1,219	381	340	101	4,833	16,541	11,708	12,149	12,530
Fidelity VIP Index 500 (Pinnacle Plus)	4,366	4,113	253	21,030	275	55,288	66,031	10,743	32,048	32,301
Fidelity VIP Investment Grade Bond (AdvantEdge)	33,652	27,247	6,405	(9,723)	673	(84,577)	(16,959)	67,618	58,568	64,973
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	52,015	28,005	24,010	(2,207)	928	(110,472)	(31,583)	78,889	77,610	101,620
Fidelity VIP Investment Grade Bond (AnnuiChoice)	42,169	20,508	21,661	22,397	824	1,737	47,780	46,043	69,264	90,925
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	8,600	6,545	2,055	306	173	(23,052)	(9,382)	13,670	14,149	16,204

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (GrandMaster)	$23,964	$15,703	$8,261	$3,005	$473	$(59,890)	$(21,542)	$38,348	$41,826	$50,087
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	3,245	978	2,267	(117)	66	(9,142)	(3,469)	5,673	5,622	7,889
Fidelity VIP Investment Grade Bond (IQ3)	26,805	21,291	5,514	2,339	623	(95,344)	(42,350)	52,994	55,956	61,470
Fidelity VIP Investment Grade Bond (Pinnacle)	30,687	19,622	11,065	16,045	596	(30,902)	5,111	36,013	52,654	63,719
Fidelity VIP Investment Grade Bond (Pinnacle IV)	13,020	9,989	3,031	(2,331)	280	(29,589)	(2,869)	26,720	24,669	27,700
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	198	117	81	(2)	4	(559)	(179)	380	382	463
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	1,151	649	502	584	16	(331)	919	1,250	1,850	2,352
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	5,378	4,966	412	(1,410)	134	(18,342)	(5,797)	12,545	11,269	11,681
Fidelity VIP Investment Grade Bond (Pinnacle V)	186,742	123,473	63,269	(3,649)	2,909	(357,945)	(136,865)	221,080	220,340	283,609
Fidelity VIP Mid Cap (AdvantEdge)	51	5,443	(5,392)	18,954	8,632	32,259	22,439	(9,820)	17,766	12,374
Fidelity VIP Mid Cap (AnnuiChoice II)	162	10,800	(10,638)	71,085	21,817	155,128	117,201	(37,927)	54,975	44,337
Fidelity VIP Mid Cap (AnnuiChoice)	186	17,083	(16,897)	150,970	26,916	298,177	188,602	(109,575)	68,311	51,414
Fidelity VIP Mid Cap (GrandMaster flex3)	96	8,359	(8,263)	55,221	12,638	97,706	57,028	(40,678)	27,181	18,918
Fidelity VIP Mid Cap (Grandmaster)	88	6,467	(6,379)	19,022	11,616	43,844	41,745	(2,099)	28,539	22,160
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	—	9	(9)	1,455	—	2,144	(1)	(2,145)	(690)	(699)
Fidelity VIP Mid Cap (IQ Advisor Standard)	81	2,500	(2,419)	2,928	10,053	27,334	37,517	10,183	23,164	20,745
Fidelity VIP Mid Cap (IQ Annuity)	465	36,687	(36,222)	54,454	60,224	302,792	329,309	26,517	141,195	104,973
Fidelity VIP Mid Cap (Pinnacle)	109	9,476	(9,367)	100,146	17,266	143,176	62,676	(80,500)	36,912	27,545
Fidelity VIP Mid Cap (Pinnacle IV)	496	44,726	(44,230)	318,269	73,742	616,366	401,052	(215,314)	176,697	132,467
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	39	1,902	(1,863)	614	2,122	395	10,523	10,128	12,864	11,001
Fidelity VIP Mid Cap (Pinnacle Plus)	51	6,208	(6,157)	90,306	11,107	115,522	32,369	(83,153)	18,260	12,103
Fidelity VIP Mid Cap (Pinnacle V)	432	34,210	(33,778)	56,817	50,431	234,216	260,460	26,244	133,492	99,714
Fidelity VIP Overseas (AdvantEdge)	5,775	8,412	(2,637)	20,431	134	147,126	75,147	(71,979)	(51,414)	(54,051)
Fidelity VIP Overseas (AnnuiChoice II)	3,962	4,218	(256)	17,635	98	99,134	45,297	(53,837)	(36,104)	(36,360)
Fidelity VIP Overseas (AnnuiChoice)	5,120	4,757	363	44,386	129	118,981	33,491	(85,490)	(40,975)	(40,612)
Fidelity VIP Overseas (GrandMaster flex3)	2,096	3,062	(966)	9,611	53	64,233	35,867	(28,366)	(18,702)	(19,668)
Fidelity VIP Overseas (GrandMaster)	5,457	7,918	(2,461)	78,359	180	175,974	39,372	(136,602)	(58,063)	(60,524)
Fidelity VIP Overseas (IQ Advisor Enhanced)	—	10	(10)	1,164	—	2,002	(3)	(2,005)	(841)	(851)
Fidelity VIP Overseas (IQ Advisor Standard)	84	88	(4)	2,153	3	2,977	358	(2,619)	(463)	(467)
Fidelity VIP Overseas (IQ3)	5,777	5,542	235	59,245	139	89,649	(16,717)	(106,366)	(46,982)	(46,747)
Fidelity VIP Overseas (Pinnacle)	4,582	6,632	(2,050)	118,642	140	184,765	17,863	(166,902)	(48,120)	(50,170)
Fidelity VIP Overseas (Pinnacle IV)	5,118	7,254	(2,136)	23,262	138	113,194	41,427	(71,767)	(48,367)	(50,503)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	893	622	271	(122)	5	—	(3,674)	(3,674)	(3,791)	(3,520)
Fidelity VIP Overseas (Pinnacle Plus)	1,879	3,387	(1,508)	49,864	64	70,675	(2,671)	(73,346)	(23,418)	(24,926)
Fidelity VIP Overseas (Pinnacle V)	14,815	18,149	(3,334)	25,984	285	267,063	124,071	(142,992)	(116,723)	(120,057)
Fidelity VIP Target Volatility (AdvantEdge)	1,076	687	389	(13)	2,445	—	(2,130)	(2,130)	302	691
Fidelity VIP Target Volatility (AnnuiChoice II)	6,359	4,429	1,930	177	14,439	—	561	561	15,177	17,107
Fidelity VIP Target Volatility (GrandMaster flex3)	—	32	(32)	(249)	—	—	—	—	(249)	(281)
Fidelity VIP Target Volatility (Pinnacle IV)	193	127	66	(1)	437	—	(456)	(456)	(20)	46
Fidelity VIP Target Volatility (Pinnacle V)	2,085	1,912	173	185	4,736	—	749	749	5,670	5,843

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	$77,519	$40,875	$36,644	$47,019	$—	$503,214	$647,935	$144,721	$191,740	$228,384
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	181	78	103	25	—	1,502	1,928	426	451	554
Franklin Income VIP Fund (Pinnacle)	371,430	99,644	271,786	(106,469)	—	652,539	757,684	105,145	(1,324)	270,462
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	16,295	3,562	12,733	479	—	24,588	22,946	(1,642)	(1,163)	11,570
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,262	1,564	(302)	12,021	8,616	88,640	88,726	86	20,723	20,421
JP Morgan IT Mid Cap Value (Grandmaster)	612	1,070	(458)	646	4,170	43,019	48,837	5,818	10,634	10,176
JP Morgan IT Mid Cap Value (GrandMaster flex3)	1,135	2,075	(940)	17,464	7,746	79,186	71,961	(7,225)	17,985	17,045
JP Morgan IT Mid Cap Value (IQ3)	607	1,138	(531)	4,215	4,145	42,978	45,146	2,168	10,528	9,997
JP Morgan IT Mid Cap Value (Pinnacle)	619	1,130	(511)	8,455	4,219	50,652	49,022	(1,630)	11,044	10,533
JP Morgan IT Mid Cap Value (Pinnacle IV)	2,314	4,286	(1,972)	17,184	15,789	161,888	168,475	6,587	39,560	37,588
JP Morgan IT Mid Cap Value (Pinnacle Plus)	346	707	(361)	39,296	2,366	39,230	2,609	(36,621)	5,041	4,680
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	274	432	(158)	221	1,867	1,064	4,640	3,576	5,664	5,506
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	3,041	544	2,497	1,995	418	6,297	2,673	(3,624)	(1,211)	1,286
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	83	18	65	4	12	89	33	(56)	(40)	25
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,889	540	1,349	149	260	5,855	4,539	(1,316)	(907)	442
Morgan Stanley UIF Emerging Markets Debt (IQ3)	5,669	1,521	4,148	181	780	5,362	2,124	(3,238)	(2,277)	1,871
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	29,364	6,570	22,794	2,393	4,040	(17,419)	(39,361)	(21,942)	(15,509)	7,285
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,978	400	1,578	(18)	272	(2,004)	(3,213)	(1,209)	(955)	623
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	10,925	2,879	8,046	1,288	1,503	13,506	6,980	(6,526)	(3,735)	4,311
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	3,903	2,734	1,169	8,092	—	65,558	124,050	58,492	66,584	67,753
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	1,101	934	167	(13,809)	—	(6,301)	27,667	33,968	20,159	20,326
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,607	1,757	(150)	3,172	—	28,651	52,783	24,132	27,304	27,154
Morgan Stanley UIF U.S. Real Estate (IQ3)	6,335	6,475	(140)	10,511	—	96,157	194,241	98,084	108,595	108,455
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	19,791	19,220	571	170,397	—	334,105	507,849	173,744	344,141	344,712
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	10,824	11,059	(235)	52,657	—	184,939	320,409	135,470	188,127	187,892
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund (AdvantEdge)	976	657	319	298	—	3,985	6,289	2,304	2,602	2,921
Franklin Growth and Income VIP Fund (AnnuiChoice)	35,430	15,029	20,401	77,955	—	432,864	442,271	9,407	87,362	107,763
Franklin Growth and Income VIP Fund (AnnuiChoice II)	9,814	4,585	5,229	35,019	—	81,439	70,036	(11,403)	23,616	28,845
Franklin Growth and Income VIP Fund (Grandmaster)	14,138	8,523	5,615	59,422	—	188,294	168,760	(19,534)	39,888	45,503
Franklin Growth and Income VIP Fund (GrandMaster flex3)	17,549	10,797	6,752	61,005	—	212,220	195,225	(16,995)	44,010	50,762
Franklin Growth and Income VIP Fund (IQ Annuity)	40,150	25,078	15,072	85,582	—	529,730	551,137	21,407	106,989	122,061
Franklin Growth and Income VIP Fund (Pinnacle)	22,230	12,667	9,563	75,723	—	267,356	250,083	(17,273)	58,450	68,013
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	1	57	(56)	9,107	—	9,354	7	(9,347)	(240)	(296)
Franklin Growth and Income VIP Fund (Pinnacle IV)	35,256	21,608	13,648	100,762	—	505,677	498,230	(7,447)	93,315	106,963
Franklin Growth and Income VIP Fund (Pinnacle Plus)	8,708	6,782	1,926	104,448	—	129,625	50,554	(79,071)	25,377	27,303
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	4,049	3,383	666	45,808	—	50,528	19,044	(31,484)	14,324	14,990
Franklin Growth and Income VIP Fund (Pinnacle V)	31,197	22,231	8,966	51,092	—	242,015	278,588	36,573	87,665	96,631
Franklin Income VIP Fund (AdvantEdge)	22,920	7,430	15,490	3,058	—	34,453	29,231	(5,222)	(2,164)	13,326
Franklin Income VIP Fund (AnnuiChoice)	99,816	19,404	80,412	92,051	—	282,462	192,085	(90,377)	1,674	82,086
Franklin Income VIP Fund (AnnuiChoice II)	67,700	20,932	46,768	99,942	—	167,152	19,198	(147,954)	(48,012)	(1,244)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Grandmaster)	$141,700	$38,472	$103,228	$78,721	$—	$406,873	$319,999	$(86,874)	$(8,153)	$95,075
Franklin Income VIP Fund (GrandMaster flex3)	132,859	42,151	90,708	125,157	—	417,903	281,108	(136,795)	(11,638)	79,070
Franklin Income VIP Fund (IQ Advisor Enhanced)	—	7	(7)	673	—	808	(2)	(810)	(137)	(144)
Franklin Income VIP Fund (IQ Advisor Standard)	12,577	1,464	11,113	152	—	(39)	(1,914)	(1,875)	(1,723)	9,390
Franklin Income VIP Fund (IQ Annuity)	135,656	67,646	68,010	208,864	—	427,073	212,269	(214,804)	(5,940)	62,070
Franklin Income VIP Fund (Pinnacle IV)	322,697	94,147	228,550	282,990	—	941,190	650,025	(291,165)	(8,175)	220,375
Franklin Income VIP Fund (Pinnacle Plus)	53,581	17,769	35,812	61,486	—	124,842	65,145	(59,697)	1,789	37,601
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	14,138	3,358	10,780	8,364	—	12,111	(560)	(12,671)	(4,307)	6,473
Franklin Income VIP Fund (Pinnacle V)	503,252	158,854	344,398	132,442	—	901,925	682,405	(219,520)	(87,078)	257,320
Franklin Large Cap Growth VIP Fund (AdvantEdge)	11,776	17,425	(5,649)	29,568	—	282,911	368,379	85,468	115,036	109,387
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	1,290	1,152	138	7,007	—	41,521	47,001	5,480	12,487	12,625
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	5,529	5,855	(326)	22,295	—	167,314	198,904	31,590	53,885	53,559
Franklin Large Cap Growth VIP Fund (Grandmaster)	445	637	(192)	14,413	—	16,770	6,439	(10,331)	4,082	3,890
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	1,254	1,824	(570)	2,223	—	39,155	49,151	9,996	12,219	11,649
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	190	106	84	57	—	8,034	9,856	1,822	1,879	1,963
Franklin Large Cap Growth VIP Fund (IQ Annuity)	1,086	1,533	(447)	4,452	—	44,016	50,464	6,448	10,900	10,453
Franklin Large Cap Growth VIP Fund (Pinnacle)	554	922	(368)	19,329	—	21,034	9,224	(11,810)	7,519	7,151
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	4,968	7,395	(2,427)	174,081	—	155,574	42,126	(113,448)	60,633	58,206
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	3,356	5,076	(1,720)	45,821	—	91,643	78,015	(13,628)	32,193	30,473
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	162	358	(196)	1,920	—	1,523	2,744	1,221	3,141	2,945
Franklin Large Cap Growth VIP Fund (Pinnacle V)	12,315	17,678	(5,363)	72,574	—	278,767	329,166	50,399	122,973	117,610
Franklin Mutual Shares VIP Fund (AdvantEdge)	41,096	33,021	8,075	59,509	10,685	500,397	530,920	30,523	100,717	108,792
Franklin Mutual Shares VIP Fund (AnnuiChoice)	17,278	9,498	7,780	134,544	4,492	324,888	237,425	(87,463)	51,573	59,353
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	47,715	26,957	20,758	96,873	12,406	531,745	533,734	1,989	111,268	132,026
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	20,365	16,844	3,521	129,341	5,295	383,331	308,884	(74,447)	60,189	63,710
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	—	79	(79)	119,295	—	118,559	(2)	(118,561)	734	655
Franklin Mutual Shares VIP Fund (IQ Annuity)	13,815	10,144	3,671	21,346	3,592	193,186	202,029	8,843	33,781	37,452
Franklin Mutual Shares VIP Fund (Pinnacle)	18,806	13,039	5,767	32,644	4,890	243,516	256,838	13,322	50,856	56,623
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	195	108	87	265	51	2,320	2,477	157	473	560
Franklin Mutual Shares VIP Fund (Pinnacle IV)	86,517	63,994	22,523	266,928	22,495	1,278,520	1,207,471	(71,049)	218,374	240,897
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	14,032	12,709	1,323	151,169	3,649	317,415	202,230	(115,185)	39,633	40,956
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	4,358	2,126	2,232	6,338	1,133	5,143	3,741	(1,402)	6,069	8,301
Franklin Mutual Shares VIP Fund (Pinnacle V)	215,251	154,210	61,041	160,614	55,967	1,638,861	1,855,070	216,209	432,790	493,831
Franklin Mutual Shares VIP Fund(Grandmaster)	34,968	23,790	11,178	76,243	9,092	508,961	510,284	1,323	86,658	97,836
Franklin Small Cap Value VIP Fund (AdvantEdge)	1,146	2,596	(1,450)	12,795	13,818	31,832	(1,280)	(33,112)	(6,499)	(7,949)
Franklin Small Cap Value VIP Fund (Annuichoice)	464	689	(225)	7,651	5,598	19,087	4,174	(14,913)	(1,664)	(1,889)
Franklin Small Cap Value VIP Fund (Annuichoice II)	1,697	3,175	(1,478)	6,683	20,474	64,768	37,579	(27,189)	(32)	(1,510)
Franklin Small Cap Value VIP Fund (Grandmaster)	263	658	(395)	6,150	3,167	12,159	3,025	(9,134)	183	(212)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	389	924	(535)	4,784	4,692	17,490	6,957	(10,533)	(1,057)	(1,592)
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	391	364	27	(91)	4,703	—	(4,341)	(4,341)	271	298
Franklin Small Cap Value VIP Fund (IQ Annuuity)	392	1,044	(652)	9,820	4,729	28,025	13,467	(14,558)	(9)	(661)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	$1,034	$2,318	$(1,284)	$748	$12,479	$26,411	$1,459	$(24,952)	$(11,725)	$(13,009)
Franklin Small Cap Value VIP Fund (Pinnacle)	249	1,795	(1,546)	31,581	3,000	38,964	5,239	(33,725)	856	(690)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	310	674	(364)	11,370	3,735	20,578	4,042	(16,536)	(1,431)	(1,795)
Franklin Small Cap Value VIP Fund (Pinnacle V)	4,740	13,465	(8,725)	47,418	57,163	209,652	95,768	(113,884)	(9,303)	(18,028)
Invesco VI American Franchise (AdvantEdge)	—	227	(227)	2,581	—	2,328	387	(1,941)	640	413
Invesco VI American Franchise (AnnuiChoice)	—	185	(185)	10,357	—	11,481	2,843	(8,638)	1,719	1,534
Invesco VI American Franchise (AnnuiChoice II)	—	949	(949)	1,636	—	46,819	51,677	4,858	6,494	5,545
Invesco VI American Franchise (Grandmaster)	—	32	(32)	48	—	489	707	218	266	234
Invesco VI American Franchise (GrandMaster flex3)	—	1,166	(1,166)	635	—	31,441	36,783	5,342	5,977	4,811
Invesco VI American Franchise (IQ Advisor Standard)	—	23	(23)	52	—	666	880	214	266	243
Invesco VI American Franchise (IQ Annuity)	—	4,507	(4,507)	20,694	—	128,856	132,567	3,711	24,405	19,898
Invesco VI American Franchise (Pinnacle)	—	1,184	(1,184)	35,314	—	38,785	736	(38,049)	(2,735)	(3,919)
Invesco VI American Franchise (Pinnacle IV)	—	2,715	(2,715)	138,410	—	108,956	5,433	(103,523)	34,887	32,172
Invesco VI American Franchise (Pinnacle Plus)	—	542	(542)	5,527	—	14,143	10,656	(3,487)	2,040	1,498
Invesco VI American Franchise (Pinnacle V)	—	11,174	(11,174)	167,092	—	175,779	72,427	(103,352)	63,740	52,566
Invesco VI American Value (AdvantEdge)	746	6,231	(5,485)	17,714	31,333	47,068	32,868	(14,200)	34,847	29,362
Invesco VI American Value (AnnuiChoice)	42	217	(175)	489	1,780	5,663	5,301	(362)	1,907	1,732
Invesco VI American Value (AnnuiChoice II)	661	3,631	(2,970)	8,373	27,766	87,835	79,845	(7,990)	28,149	25,179
Invesco VI American Value (Grandmaster)	654	3,328	(2,674)	(766)	27,479	11,552	(1,964)	(13,516)	13,197	10,523
Invesco VI American Value (Grandmaster flex3)	19	137	(118)	36	812	977	930	(47)	801	683
Invesco VI American Value (IQ Annuity)	175	1,250	(1,075)	2,664	7,359	25,500	22,934	(2,566)	7,457	6,382
Invesco VI American Value (Pinnacle)	167	913	(746)	(2,426)	7,012	3,158	399	(2,759)	1,827	1,081
Invesco VI American Value (Pinnacle IV)	293	2,152	(1,859)	4,915	12,333	13,005	7,677	(5,328)	11,920	10,061
Invesco VI American Value (Pinnacle Plus)	138	1,012	(874)	(598)	5,809	4,691	152	(4,539)	672	(202)
Invesco VI American Value (Pinnacle Plus Reduced M&E)	37	200	(163)	57	1,572	—	889	889	2,518	2,355
Invesco VI American Value (Pinnacle V)	3,258	22,331	(19,073)	34,691	136,917	191,537	140,860	(50,677)	120,931	101,858
Invesco VI Comstock (AdvantEdge)	4,765	7,369	(2,604)	43,307	—	98,797	92,637	(6,160)	37,147	34,543
Invesco VI Comstock (AnnuiChoice)	4,139	3,875	264	42,514	—	139,044	126,433	(12,611)	29,903	30,167
Invesco VI Comstock (AnnuiChoice II)	11,370	11,559	(189)	62,470	—	249,742	263,787	14,045	76,515	76,326
Invesco VI Comstock (Grandmaster)	1,472	2,667	(1,195)	62,835	—	70,125	24,217	(45,908)	16,927	15,732
Invesco VI Comstock (GrandMaster flex3)	757	1,299	(542)	6,224	—	10,711	7,862	(2,849)	3,375	2,833
Invesco VI Comstock (IQ Advisor Standard)	1,491	800	691	3,092	—	2,554	10,167	7,613	10,705	11,396
Invesco VI Comstock (IQ Annuity)	5,025	6,653	(1,628)	16,792	—	202,841	220,801	17,960	34,752	33,124
Invesco VI Comstock (Pinnacle)	2,111	2,629	(518)	4,240	—	63,860	74,473	10,613	14,853	14,335
Invesco VI Comstock (Pinnacle IV)	3,636	5,000	(1,364)	21,285	—	102,360	107,836	5,476	26,761	25,397
Invesco VI Comstock (Pinnacle Plus)	922	1,474	(552)	18,164	—	34,500	23,156	(11,344)	6,820	6,268
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	122	120	2	463	—	663	741	78	541	543
Invesco VI Comstock (Pinnacle V)	42,231	53,422	(11,191)	40,935	—	559,726	775,117	215,391	256,326	245,135
Invesco VI International Growth Class II (Advantedge)	3,598	4,122	(524)	1,238	—	8,868	4,290	(4,578)	(3,340)	(3,864)
Invesco VI International Growth Class II (IQ Advisor Enhanced)	4,099	3,132	967	5,164	—	20,603	11,822	(8,781)	(3,617)	(2,650)
Invesco VI International Growth Class II (Pinnacle)	694	703	(9)	495	—	6,328	5,283	(1,045)	(550)	(559)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (Pinnacle Plus)	$1,117	$1,360	$(243)	$14,802	$—	$10,806	$(1,227)	$(12,033)	$2,769	$2,526
Invesco VI International Growth Class II (Pinnacle V)	13,802	12,312	1,490	4,726	—	56,792	22,976	(33,816)	(29,090)	(27,600)
Invesco VI International Growth II (Annuichoice)	2,319	1,042	1,277	1,441	—	4,910	5,104	194	1,635	2,912
Invesco VI International Growth II (Grandmaster)	170	250	(80)	2,256	—	2,651	262	(2,389)	(133)	(213)
Invesco VI International Growth II (Grandmaster flex3)	75	79	(4)	2	—	3	39	36	38	34
Templeton Foreign VIP Fund (IQ Annuity)	8,166	6,360	1,806	37,001	—	133,869	39,523	(94,346)	(57,345)	(55,539)
Templeton Foreign VIP Fund (Pinnacle)	13,670	7,669	6,001	78,013	—	163,106	8,027	(155,079)	(77,066)	(71,065)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	329	195	134	39	—	3,540	1,189	(2,351)	(2,312)	(2,178)
Templeton Foreign VIP Fund (Pinnacle IV)	20,908	16,267	4,641	126,650	—	347,247	84,584	(262,663)	(136,013)	(131,372)
Templeton Foreign VIP Fund (Pinnacle V)	48,855	42,610	6,245	47,380	—	388,135	(65,879)	(454,014)	(406,634)	(400,389)
Templeton Foreign VIP Fund (AnnuiChoice)	9,299	4,357	4,942	62,146	—	108,039	(10,150)	(118,189)	(56,043)	(51,101)
Templeton Foreign VIP Fund (AnnuiChoice II)	18,024	11,402	6,622	25,506	—	156,260	(1,141)	(157,401)	(131,895)	(125,273)
Templeton Foriegn VIP Fund (AdvantEdge)	16,012	13,615	2,397	6,499	—	172,249	54,810	(117,439)	(110,940)	(108,543)
Templeton Foriegn VIP Fund (Grandmaster)	9,025	4,863	4,162	35,905	—	80,039	(9,717)	(89,756)	(53,851)	(49,689)
Templeton Foriegn VIP Fund (GrandMaster flex3)	7,517	6,068	1,449	26,728	—	74,472	(1,228)	(75,700)	(48,972)	(47,523)
Templeton Foriegn VIP Fund (IQ Advisor Standard)	2,498	772	1,726	46	—	9,466	(7,576)	(17,042)	(16,996)	(15,270)
Templeton Foriegn VIP Fund (Pinnacle Plus)	6,503	5,638	865	42,328	—	91,655	10,863	(80,792)	(38,464)	(37,599)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	2,319	1,172	1,147	43	—	423	(14,703)	(15,126)	(15,083)	(13,936)
Templeton Global Bond VIP Fund (Grandmaster)	1,634	520	1,114	(3,356)	—	(5,282)	(3,251)	2,031	(1,325)	(211)
Templeton Global Bond VIP Fund (GrandMaster flex3)	3,574	1,103	2,471	500	—	2,007	(485)	(2,492)	(1,992)	479
Templeton Global Bond VIP Fund (Pinnacle V)	16,653	4,537	12,116	(12,272)	—	(22,687)	(20,092)	2,595	(9,677)	2,439
Templeton Global Bond VIP Fund (Advantedge)	1,027	326	701	15	—	375	(293)	(668)	(653)	48
Templeton Global Bond VIP Fund (Pinnacle IV)	125,454	38,784	86,670	(13,323)	—	6,360	(64,729)	(71,089)	(84,412)	2,258
Templeton Global Bond VIP Fund (Annuichoice)	3,907	998	2,909	8	—	1,461	(1,674)	(3,135)	(3,127)	(218)
Templeton Global Bond VIP Fund (AnnuiChoice II)	6,340	1,441	4,899	(164)	—	395	(3,562)	(3,957)	(4,121)	778
Templeton Growth VIP Fund (AdvantEdge)	2,680	2,965	(285)	7,666	—	16,257	(2,396)	(18,653)	(10,987)	(11,272)
Templeton Growth VIP Fund (AnnuiChoice)	4,246	3,176	1,070	45,011	—	94,535	38,607	(55,928)	(10,917)	(9,847)
Templeton Growth VIP Fund (AnnuiChoice II)	3,875	3,319	556	1,839	—	82,415	67,678	(14,737)	(12,898)	(12,342)
Templeton Growth VIP Fund (Grandmaster)	3,914	3,946	(32)	83	—	70,315	58,636	(11,679)	(11,596)	(11,628)
Templeton Growth VIP Fund (GrandMaster flex3)	8,143	8,880	(737)	66,012	—	240,616	157,879	(82,737)	(16,725)	(17,462)
Templeton Growth VIP Fund (IQ Annuity)	6,746	7,381	(635)	16,330	—	185,021	148,629	(36,392)	(20,062)	(20,697)
Templeton Growth VIP Fund (Pinnacle)	12,615	12,825	(210)	(14,817)	—	148,384	127,911	(20,473)	(35,290)	(35,500)
Templeton Growth VIP Fund (Pinnacle IV)	27,705	24,125	3,580	51,698	—	180,186	(11,167)	(191,353)	(139,655)	(136,075)
Templeton Growth VIP Fund (Pinnacle Plus)	6,792	8,257	(1,465)	87,094	—	125,009	12,841	(112,168)	(25,074)	(26,539)
Templeton Growth VIP Fund (Pinnacle V)	52,255	40,106	12,149	73,210	—	315,679	(46,616)	(362,295)	(289,085)	(276,936)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	14,520	4,548	9,972	823	2,017	(5,213)	(15,701)	(10,488)	(7,648)	2,324
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	5,798	1,167	4,631	(4,168)	805	(16,857)	(15,481)	1,376	(1,987)	2,644
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	10,939	2,420	8,519	1,865	1,520	(3,356)	(10,759)	(7,403)	(4,018)	4,501
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	8,613	2,603	6,010	2,692	1,197	(8,281)	(12,063)	(3,782)	107	6,117
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	3,725	984	2,741	44	518	(7,150)	(8,857)	(1,707)	(1,145)	1,596
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	9,649	2,621	7,028	1,251	1,340	(1,946)	(8,689)	(6,743)	(4,152)	2,876

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	$21,070	$5,561	$15,509	$4,170	$2,927	$(709)	$(13,414)	$(12,705)	$(5,608)	$9,901
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	4,920	1,511	3,409	112	683	(1,724)	(4,208)	(2,484)	(1,689)	1,720
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	533	98	435	(94)	74	—	(990)	(990)	(1,010)	(575)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	20,493	5,985	14,508	(9,225)	2,847	(35,119)	(38,782)	(3,663)	(10,041)	4,467
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	1,397	7,238	(5,841)	8,732	—	21,170	(13,809)	(34,979)	(26,247)	(32,088)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	564	3,079	(2,515)	9,631	—	14,048	(3,905)	(17,953)	(8,322)	(10,837)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	1,002	3,563	(2,561)	(26)	—	(1,136)	(14,774)	(13,638)	(13,664)	(16,225)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	630	2,666	(2,036)	3,628	—	7,433	(6,349)	(13,782)	(10,154)	(12,190)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	793	3,718	(2,925)	13,644	—	21,800	(2,747)	(24,547)	(10,903)	(13,828)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	173	318	(145)	(101)	—	(2,152)	(4,507)	(2,355)	(2,456)	(2,601)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	865	4,050	(3,185)	6,785	—	25,742	6,739	(19,003)	(12,218)	(15,403)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	1,601	6,529	(4,928)	23,847	—	52,181	6,936	(45,245)	(21,398)	(26,326)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	2,677	12,090	(9,413)	36,550	—	47,364	(21,014)	(68,378)	(31,828)	(41,241)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	812	4,530	(3,718)	959	—	13,543	(4,912)	(18,455)	(17,496)	(21,214)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	4	62	(58)	156	—	161	38	(123)	33	(25)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	3,502	20,509	(17,007)	14,207	—	29,024	(83,381)	(112,405)	(98,198)	(115,205)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	2,990	4,078	(1,088)	65,031	—	62,103	57,542	(4,561)	60,470	59,382
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	1,183	977	206	2,240	—	574	17,499	16,925	19,165	19,371
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	5,225	6,854	(1,629)	20,873	—	45,370	128,829	83,459	104,332	102,703
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	3,482	2,322	1,160	22,002	—	39,697	79,740	40,043	62,045	63,205
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	4,434	4,195	239	28,993	—	55,571	116,173	60,602	89,595	89,834
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	2,941	3,527	(586)	14,844	—	15,371	59,864	44,493	59,337	58,751
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	2,642	3,486	(844)	15,035	—	9,669	49,740	40,071	55,106	54,262
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	1,171	606	565	38,690	—	61,427	49,793	(11,634)	27,056	27,621
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	2,729	3,383	(654)	28,571	—	42,784	72,186	29,402	57,973	57,319
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	8,867	10,816	(1,949)	174,903	—	62,655	63,382	727	175,630	173,681
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	16,496	24,474	(7,978)	116,970	—	123,776	387,886	264,110	381,080	373,102
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	—	1,963	(1,963)	1,255	20,390	11,206	281	(10,925)	10,720	8,757
BlackRock Capital Appreciation VI (AnnuiChoice II)	(1)	6,896	(6,897)	17,079	97,990	49,053	(16,564)	(65,617)	49,452	42,555
BlackRock Capital Appreciation VI (Annuichoice)	—	484	(484)	320	7,738	886	(3,314)	(4,200)	3,858	3,374
BlackRock Capital Appreciation VI (Grandmaster flex3)	—	117	(117)	1	3,807	—	(3,030)	(3,030)	778	661
BlackRock Capital Appreciation VI Class III (Grandmaster)	(1)	835	(836)	(126)	12,450	(788)	(5,090)	(4,302)	8,022	7,186
BlackRock Capital Appreciation VI Class III (Pinnacle)	—	583	(583)	136	7,273	3,555	(53)	(3,608)	3,801	3,218
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(1)	464	(465)	503	13,490	1,652	(9,126)	(10,778)	3,215	2,750
BlackRock Capital Appreciation VI Class III (Pinnacle V)	—	27,468	(27,468)	21,182	302,188	116,288	(45,977)	(162,265)	161,105	133,637
BlackRock Global Allocation VI (Advantedge)	7,903	5,697	2,206	522	30,542	6,329	(25,867)	(32,196)	(1,132)	1,074
BlackRock Global Allocation VI (AnnuiChoice II)	17,973	9,817	8,156	5,061	69,514	65,746	(10,983)	(76,729)	(2,154)	6,002
BlackRock Global Allocation VI (Annuichoice)	1,837	659	1,178	21,175	7,153	25,295	(5,404)	(30,699)	(2,371)	(1,193)
BlackRock Global Allocation VI (Grandmaster flex3)	3,617	1,766	1,851	3,640	13,473	1,535	(15,894)	(17,429)	(316)	1,535
BlackRock Global Allocation VI (Grandmaster)	670	382	288	10	2,590	227	(2,478)	(2,705)	(105)	183

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle)	$6,011	$3,706	$2,305	$2,293	$23,236	$24,179	$(1,955)	$(26,134)	$(605)	$1,700
BlackRock Global Allocation VI Class III (Pinnacle IV)	6,530	2,291	4,239	782	24,075	1,637	(28,806)	(30,443)	(5,586)	(1,347)
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	519	255	264	23	2,003	1,723	(380)	(2,103)	(77)	187
BlackRock Global Allocation VI Class III (Pinnacle V)	9,024	6,178	2,846	4,183	34,852	19,854	(20,282)	(40,136)	(1,101)	1,745
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	1,337	1,776	(439)	190	1,370	2,141	11,645	9,504	11,064	10,625
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	207	119	88	(4)	213	—	(740)	(740)	(531)	(443)
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	79	64	15	16	80	—	225	225	321	336
TOPS Managed Risk Moderate Growth ETF (Advantedge)	829	823	6	51	850	616	(136)	(752)	149	155
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	10,306	9,529	777	7,207	10,563	—	(28,512)	(28,512)	(10,742)	(9,965)
Non-Affiliated Class 4:
American Funds Global Growth (AnnuiChoice II)	266	168	98	(75)	1,584	—	(1,329)	(1,329)	180	278
American Funds Global Growth (GrandMaster)	8	(1)	9	(1)	66	—	(59)	(59)	6	15
American Funds Global Growth (Pinnacle)	67	44	23	1	—	—	91	91	92	115
American Funds Global Growth (Pinnacle IV)	249	162	87	(18)	1,926	—	(2,036)	(2,036)	(128)	(41)
American Funds Global Growth (Pinnacle V)	688	514	174	(59)	2,164	—	(2,290)	(2,290)	(185)	(11)
American Funds Growth (AdvantEdge)	140	150	(10)	(1)	579	—	188	188	766	756
American Funds Growth (AnnuiChoice II)	350	(156)	506	1	61	—	464	464	526	1,032
American Funds Growth (GrandMaster)	138	109	29	(12)	571	—	184	184	743	772
American Funds Growth (GrandMaster flex3)	119	142	(23)	5	488	—	455	455	948	925
American Funds Growth (Pinnacle)	98	76	22	(1)	131	—	370	370	500	522
American Funds Growth (Pinnacle IV)	268	101	167	4	—	—	1,330	1,330	1,334	1,501
American Funds Growth (Pinnacle V)	4,251	2,466	1,785	105	3,880	—	17,451	17,451	21,436	23,221
American Funds Growth-Income (AdvantEdge)	848	908	(60)	177	3,071	—	3,722	3,722	6,970	6,910
American Funds Growth-Income (AnnuiChoice)	112	43	69	1	—	—	131	131	132	201
American Funds Growth-Income (AnnuiChoice II)	309	168	141	9	769	—	393	393	1,171	1,312
American Funds Growth-Income (GrandMaster)	814	308	506	140	181	—	(435)	(435)	(114)	392
American Funds Growth-Income (GrandMaster flex3)	319	75	244	1	—	—	7	7	8	252
American Funds Growth-Income (Pinnacle)	257	177	80	49	326	—	819	819	1,194	1,274
American Funds Growth-Income (Pinnacle IV)	676	270	406	11	1,468	—	(788)	(788)	691	1,097
American Funds Growth-Income (Pinnacle V)	10,618	7,767	2,851	662	22,127	—	13,431	13,431	36,220	39,071
American Funds Managed Risk Asset Allocation (AdvantEdge)	84	1,762	(1,678)	157	—	—	5,156	5,156	5,313	3,635
American Funds Managed Risk Asset Allocation (AnnuiChoice)	7	93	(86)	14	—	—	376	376	390	304
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	151	1,190	(1,039)	193	—	—	1,669	1,669	1,862	823
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	9	178	(169)	143	—	—	79	79	222	53
American Funds Managed Risk Asset Allocation (Pinnacle IV)	21	294	(273)	33	—	—	180	180	213	(60)
American Funds Managed Risk Asset Allocation (Pinnacle V)	275	4,127	(3,852)	492	—	—	5,383	5,383	5,875	2,023
American Funds New World (AdvantEdge)	166	191	(25)	(33)	1,507	—	(2,436)	(2,436)	(962)	(987)
American Funds New World (AnnuiChoice)	62	43	19	(4)	560	—	(1,084)	(1,084)	(528)	(509)
American Funds New World (AnnuiChoice II)	60	48	12	(4)	545	—	(1,064)	(1,064)	(523)	(511)
American Funds New World (GrandMaster flex3)	143	147	(4)	(3)	1,010	—	(1,494)	(1,494)	(487)	(491)
American Funds New World (Pinnacle V)	358	266	92	(30)	—	—	(4,939)	(4,939)	(4,969)	(4,877)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	$5,234	$7,969	$(2,735)	$45,722	$29,811	$249,401	$192,406	$(56,995)	$18,538	$15,803
Deutsche Small Cap Index VIP (Pinnacle IV)	315	480	(165)	241	1,787	14,266	13,462	(804)	1,224	1,059
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	70	83	(13)	19	405	1,898	1,756	(142)	282	269
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	—	1,997	(1,997)	34,895	—	29,948	4,001	(25,947)	8,948	6,951
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	—	1,062	(1,062)	2,909	—	13,822	22,209	8,387	11,296	10,234
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	—	(452)	452	29,710	—	23,323	14,506	(8,817)	20,893	21,345
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	—	3,126	(3,126)	48,696	—	32,432	7,727	(24,705)	23,991	20,865
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	—	3,473	(3,473)	20,021	—	30,608	41,208	10,600	30,621	27,148
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	—	1,043	(1,043)	31,627	—	27,653	9,545	(18,108)	13,519	12,476
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	—	1,764	(1,764)	13,097	—	6,471	4,166	(2,305)	10,792	9,028
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	—	3,978	(3,978)	32,384	—	31,553	6,971	(24,582)	7,802	3,824
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	—	7,885	(7,885)	30,721	—	44,965	70,216	25,251	55,972	48,087
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	1,311	4,550	(3,239)	2,001	34,572	65,109	35,693	(29,416)	7,157	3,918
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	1,890	4,631	(2,741)	7,653	49,819	54,360	7,695	(46,665)	10,807	8,066
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	689	(818)	1,507	971	18,170	29,852	13,812	(16,040)	3,101	4,608
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	254	842	(588)	206	6,673	13,207	7,724	(5,483)	1,396	808
Columbia VIT Small Cap Value Class 2 (Grandmaster)	161	503	(342)	2,718	4,250	6,812	820	(5,992)	976	634
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	286	1,027	(741)	340	7,532	19,028	12,710	(6,318)	1,554	813
Columbia VIT Small Cap Value Class 2 (Pinnacle)	91	456	(365)	4,097	2,401	6,724	1,144	(5,580)	918	553
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	230	796	(566)	8,617	6,044	22,878	9,363	(13,515)	1,146	580
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	5,124	16,751	(11,627)	5,617	135,015	155,979	43,982	(111,997)	28,635	17,008
Deutsche Small Cap Index (AdvantEdge)	395	523	(128)	1,127	3,005	6,609	—	(6,609)	(2,477)	(2,605)
Deutsche Small Cap Index (AnnuiChoice II)	1,421	2,302	(881)	3,655	10,823	64,677	57,515	(7,162)	7,316	6,435
Deutsche Small Cap Index (AnnuiChoice)	2,160	2,918	(758)	9,034	16,451	120,546	105,779	(14,767)	10,718	9,960
Deutsche Small Cap Index (GrandMaster flex3)	396	882	(486)	7,568	3,017	14,296	897	(13,399)	(2,814)	(3,300)
Deutsche Small Cap Index (Grandmaster)	1,687	3,066	(1,379)	6,752	12,850	23,223	7,940	(15,283)	4,319	2,940
Deutsche Small Cap Index (IQ Advisor Standard)	39	19	20	2,090	297	2,504	(2)	(2,506)	(119)	(99)
Deutsche Small Cap Index (IQ3)	1,197	2,178	(981)	13,412	9,116	51,166	33,193	(17,973)	4,555	3,574
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	155	271	(116)	—	1,184	318	127	(191)	993	877
Deutsche Small Cap Index (Pinnacle Plus)	365	841	(476)	4,211	2,787	21,291	16,063	(5,228)	1,770	1,294
Deutsche Small Cap Index VIP (Pinnacle IV)	2,425	4,818	(2,393)	16,120	18,470	81,356	57,154	(24,202)	10,388	7,995
Deutsche Small Cap Index VIP (Pinnacle V)	2,871	6,823	(3,952)	38,607	21,868	135,901	89,816	(46,085)	14,390	10,438
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	8,585	2,892	5,693	962	—	2,388	(5,721)	(8,109)	(7,147)	(1,454)
Pimco VIT All Asset (IQ Annuity)	17,519	4,992	12,527	1,340	—	931	(18,072)	(19,003)	(17,663)	(5,136)
Pimco VIT All Asset (Pinnacle)	14,242	3,937	10,305	(1,544)	—	(3,630)	(14,615)	(10,985)	(12,529)	(2,224)
Pimco VIT All Asset (Pinnacle II Reduced M&E)	1,133	246	887	1	—	(320)	(1,349)	(1,029)	(1,028)	(141)
Pimco VIT All Asset (AnnuiChoice II)	9,329	1,851	7,478	(2,398)	—	(5,170)	(11,536)	(6,366)	(8,764)	(1,286)
Pimco VIT All Asset (AnnuiChoice)	9,180	1,971	7,209	117	—	(3,370)	(14,192)	(10,822)	(10,705)	(3,496)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3)	$14,517	$5,400	$9,117	$346	$—	$(7,513)	$(14,841)	$(7,328)	$(6,982)	$2,135
Pimco VIT All Asset (Grandmaster)	21,445	5,806	15,639	(35)	—	(1,292)	(19,819)	(18,527)	(18,562)	(2,923)
Pimco VIT All Asset (Pinnacle IV)	23,154	7,607	15,547	(6,388)	—	(12,463)	(24,834)	(12,371)	(18,759)	(3,212)
Pimco VIT All Asset (Pinnacle Plus)	1,214	414	800	(251)	—	(394)	(1,302)	(908)	(1,159)	(359)
Pimco VIT All Asset (Pinnacle V)	21,988	6,733	15,255	932	—	(3,791)	(25,159)	(21,368)	(20,436)	(5,181)
Pimco VIT Commodity Real Return (Pinnacle)	102	578	(476)	(2,458)	—	(9,693)	(10,265)	(572)	(3,030)	(3,506)
Pimco VIT Commodity Real Return (Pinnacle IV)	773	4,462	(3,689)	(47,816)	—	(112,534)	(108,654)	3,880	(43,936)	(47,625)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	9	39	(30)	(101)	—	(1,046)	(1,554)	(508)	(609)	(639)
Pimco VIT Commodity Real Return (Pinnacle V)	2,796	16,219	(13,423)	(88,596)	—	(153,630)	(279,254)	(125,624)	(214,220)	(227,643)
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	1,034	6,340	(5,306)	(16,558)	—	(120,251)	(175,472)	(55,221)	(71,779)	(77,085)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	759	3,331	(2,572)	(17,178)	—	(77,197)	(111,474)	(34,277)	(51,455)	(54,027)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	123	478	(355)	(2,710)	—	(18,745)	(24,259)	(5,514)	(8,224)	(8,579)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	100	517	(417)	(8,604)	—	(15,782)	(12,102)	3,680	(4,924)	(5,341)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	1,053	5,947	(4,894)	(21,496)	—	(90,530)	(138,712)	(48,182)	(69,678)	(74,572)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	302	2,234	(1,932)	(45,948)	—	(61,067)	(22,190)	38,877	(7,071)	(9,003)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	84	529	(445)	(1,856)	—	(3,659)	(8,720)	(5,061)	(6,917)	(7,362)
Pimco VIT Long Term Government (Pinnacle)	892	498	394	(221)	—	(6,531)	(6)	6,525	6,304	6,698
Pimco VIT Long Term Government (Pinnacle IV)	37	17	20	1	—	—	444	444	445	465
Pimco VIT Long Term Government (Annuichoice)	595	281	314	(218)	—	—	4,225	4,225	4,007	4,321
Pimco VIT Long Term Government (AnnuiChoice II)	49	26	23	(10)	—	(333)	105	438	428	451
Pimco VIT Low Duration (AnnuiChoice II)	15,688	17,354	(1,666)	(1,328)	—	(1,759)	(3,597)	(1,838)	(3,166)	(4,832)
Pimco VIT Low Duration (AnnuiChoice)	2,034	2,026	8	198	—	(706)	(1,025)	(319)	(121)	(113)
Pimco VIT Low Duration (GrandMaster flex3)	41,279	58,252	(16,973)	25,398	—	4,030	(16,421)	(20,451)	4,947	(12,026)
Pimco VIT Low Duration (Grandmaster)	6,665	8,658	(1,993)	6,143	—	3,687	(2,956)	(6,643)	(500)	(2,493)
Pimco VIT Low Duration (IQ Annuity)	5,838	7,773	(1,935)	5,298	—	3,707	(3,339)	(7,046)	(1,748)	(3,683)
Pimco VIT Low Duration (Pinnacle)	18,776	23,236	(4,460)	12,888	—	3,437	(7,267)	(10,704)	2,184	(2,276)
Pimco VIT Low Duration (Pinnacle IV)	2,203	3,097	(894)	1,222	—	1,910	(798)	(2,708)	(1,486)	(2,380)
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	1,450	1,455	(5)	795	—	(1)	(567)	(566)	229	224
Pimco VIT Low Duration (AdvantEdge)	756	1,144	(388)	37	—	356	(172)	(528)	(491)	(879)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	15	12	3	5	—	(4)	10	14	19	22
Pimco VIT Low Duration (Pinnacle Plus)	595	985	(390)	329	—	872	374	(498)	(169)	(559)
Pimco VIT Low Duration (Pinnacle V)	4,879	7,423	(2,544)	3,138	—	(1,446)	(5,743)	(4,297)	(1,159)	(3,703)
Pimco VIT Real Return (Pinnacle IV)	3,055	3,197	(142)	(7,915)	—	(31,509)	(17,283)	14,226	6,311	6,169
Pimco VIT Real Return (AdvantEdge)	974	1,221	(247)	(1,332)	—	(11,674)	(8,890)	2,784	1,452	1,205
Pimco VIT Real Return (AnnuiChoice II)	5,330	4,989	341	(13,665)	—	(57,201)	(33,812)	23,389	9,724	10,065
Pimco VIT Real Return (AnnuiChoice)	2,589	1,867	722	(10,571)	—	(28,261)	(13,331)	14,930	4,359	5,081
Pimco VIT Real Return (GrandMaster flex3)	1,981	2,027	(46)	(144)	—	(12,359)	(6,627)	5,732	5,588	5,542
Pimco VIT Real Return (Grandmaster)	1,314	1,363	(49)	(170)	—	(14,674)	(12,907)	1,767	1,597	1,548
Pimco VIT Real Return (IQ Annuity)	3,258	3,368	(110)	(4,228)	—	(28,824)	(17,799)	11,025	6,797	6,687
Pimco VIT Real Return (Pinnacle)	2,577	2,684	(107)	(14,533)	—	(22,079)	(3,519)	18,560	4,027	3,920
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	275	224	51	114	—	(201)	(134)	67	181	232

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle Plus)	$569	$796	$(227)	$(5,002)	$—	$(11,139)	$(4,640)	$6,499	$1,497	$1,270
Pimco VIT Real Return (Pinnacle V)	6,370	7,878	(1,508)	(5,239)	—	(51,620)	(37,752)	13,868	8,629	7,121
Pimco VIT Total Return (Pinnacle V)	461,335	329,057	132,278	(2,039)	—	(552,870)	(187,395)	365,475	363,436	495,714
Pimco VIT Total Return (AdvantEdge)	142,989	109,423	33,566	17,509	—	(159,015)	(42,476)	116,539	134,048	167,614
Pimco VIT Total Return (AnnuiChoice II)	71,146	38,778	32,368	(8,760)	—	(92,720)	(17,175)	75,545	66,785	99,153
Pimco VIT Total Return (AnnuiChoice)	22,427	10,850	11,577	(8,939)	—	(51,314)	(18,913)	32,401	23,462	35,039
Pimco VIT Total Return (GrandMaster flex3)	16,431	13,370	3,061	(26,169)	—	(52,387)	(7,162)	45,225	19,056	22,117
Pimco VIT Total Return (Grandmaster)	39,316	24,931	14,385	(2,231)	—	(60,881)	(21,572)	39,309	37,078	51,463
Pimco VIT Total Return (IQ Annuity)	18,916	13,138	5,778	(6,067)	—	(39,792)	(16,893)	22,899	16,832	22,610
Pimco VIT Total Return (Pinnacle)	23,748	14,886	8,862	(4,444)	—	(55,629)	(28,997)	26,632	22,188	31,050
Pimco VIT Total Return (Pinnacle IV)	72,472	51,350	21,122	(5,276)	—	(161,045)	(82,534)	78,511	73,235	94,357
Pimco VIT Total Return (Pinnacle II Reduced M&E)	450	235	215	(1)	—	(498)	(79)	419	418	633
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	781	421	360	435	—	(73)	92	165	600	960
Pimco VIT Total Return (Pinnacle Plus)	17,689	14,067	3,622	(6,504)	—	(28,393)	(3,612)	24,781	18,277	21,899
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	—	1,174	(1,174)	1,103	—	1,562	12,088	10,526	11,629	10,455
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	—	151	(151)	(1,586)	—	(1,431)	675	2,106	520	369
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	—	5,519	(5,519)	(4,032)	—	(1,583)	58,760	60,343	56,311	50,792
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	—	2,744	(2,744)	(2,712)	—	(15,882)	7,886	23,768	21,056	18,312
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	—	826	(826)	(1,462)	—	(1,047)	9,856	10,903	9,441	8,615
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	4	(4)	(35)	—	(36)	3	39	4	—
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	—	259	(259)	(64)	—	(2,964)	(770)	2,194	2,130	1,871
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	143	(143)	(29)	—	(975)	75	1,050	1,021	878
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	—	2,810	(2,810)	2,175	—	4,996	10,078	5,082	7,257	4,447
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	—	1,925	(1,925)	2,138	—	3,208	8,130	4,922	7,060	5,135
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	—	458	(458)	520	—	3,644	5,203	1,559	2,079	1,621
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	—	79	(79)	4	—	96	324	228	232	153
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	742	(742)	93	—	3,681	6,108	2,427	2,520	1,778
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	—	548	(548)	192	—	2,580	4,098	1,518	1,710	1,162
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	—	3	(3)	1	—	2	17	15	16	13
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	—	1,082	(1,082)	1,342	—	2,230	3,716	1,486	2,828	1,746
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	—	58	(58)	95	—	97	45	(52)	43	(15)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	—	558	(558)	1,089	—	1,337	1,605	268	1,357	799
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	—	4,867	(4,867)	3,097	—	3,722	11,448	7,726	10,823	5,956
Guggenheim VT Long Short Equity (AdvantEdge)	—	322	(322)	68	—	2,814	3,388	574	642	320
Guggenheim VT Long Short Equity (AnnuiChoice II)	—	848	(848)	853	—	13,877	15,132	1,255	2,108	1,260
Guggenheim VT Long Short Equity (AnnuiChoice)	—	79	(79)	168	—	2,132	2,181	49	217	138
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	135	(135)	(2)	—	688	932	244	242	107
Guggenheim VT Long Short Equity (Grandmaster)	—	35	(35)	10	—	160	214	54	64	29
Guggenheim VT Long Short Equity (IQ Annuity)	—	295	(295)	1,591	—	5,491	4,454	(1,037)	554	259
Guggenheim VT Long Short Equity (Pinnacle)	—	524	(524)	234	—	3,049	3,913	864	1,098	574

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle IV)	$—	$844	$(844)	$8,672	$—	$14,713	$6,559	$(8,154)	$518	$(326)
Guggenheim VT Long Short Equity (Pinnacle Plus)	—	185	(185)	305	—	2,306	2,364	58	363	178
Guggenheim VT Long Short Equity (Pinnacle V)	—	2,511	(2,511)	4,402	—	26,947	32,692	5,745	10,147	7,636
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	3,490	2,453	1,037	505	114	(8,825)	(4,840)	3,985	4,604	5,641
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	13,336	13,678	(342)	2,447	441	(20,039)	(5,473)	14,566	17,454	17,112
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	1,039	793	246	23	35	(967)	334	1,301	1,359	1,605
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	15,995	17,069	(1,074)	324	114	(21,307)	(2,585)	18,722	19,160	18,086
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	7,018	6,884	134	3,204	—	(6,363)	(6,418)	(55)	3,149	3,283
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	486	349	137	7	—	54	248	194	201	338
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	12,146	12,770	(624)	824	—	(2,364)	418	2,782	3,606	2,982
iShares Barclays TIPS Bond ETF (Varoom)	2,220	2,839	(619)	(2,847)	—	(13,360)	(12,664)	696	(2,151)	(2,770)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	1,008	1,583	(575)	31	—	(5,961)	(4,928)	1,033	1,064	489
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	42	58	(16)	(42)	—	(367)	(244)	123	81	65
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	1,041	1,817	(776)	(106)	—	(4,372)	(3,273)	1,099	993	217
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	947	274	673	54	—	377	(336)	(713)	(659)	14
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,820	1,232	1,588	818	—	(3,350)	(6,096)	(2,746)	(1,928)	(340)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,661	1,184	2,477	475	—	(1,666)	(5,070)	(3,404)	(2,929)	(452)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	9,848	4,631	5,217	1,218	—	17	(9,620)	(9,637)	(8,419)	(3,202)
iShares S&P 500 Growth Index ETF (Varoom)	1,914	2,326	(412)	1,358	—	16,913	31,852	14,939	16,297	15,885
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	9,915	16,483	(6,568)	36,992	—	200,963	249,658	48,695	85,687	79,119
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	151	281	(130)	2,578	—	3,461	2,021	(1,440)	1,138	1,008
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	1,684	2,218	(534)	4,891	—	11,269	23,073	11,804	16,695	16,161
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	44,837	74,645	(29,808)	29,045	—	344,492	689,054	344,562	373,607	343,799
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	1,008	1,812	(804)	2,078	—	5,273	11,275	6,002	8,080	7,276
iShares Core S&P 500 Index ETF (Varoom)	6,914	6,323	591	5,354	—	80,165	113,875	33,710	39,064	39,655
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	163,596	203,379	(39,783)	352,935	—	2,515,793	3,097,405	581,612	934,547	894,764
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	14,962	20,255	(5,293)	35,643	—	192,763	242,530	49,767	85,410	80,117
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	12,892	12,182	710	19,954	—	74,609	128,464	53,855	73,809	74,519
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	562,657	711,115	(148,458)	137,346	—	3,368,055	6,365,048	2,996,993	3,134,339	2,985,881
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	30,795	41,198	(10,403)	32,292	—	167,234	299,820	132,586	164,878	154,475
iShares S&P 500 Value Index ETF (Varoom)	1,569	1,238	331	1,029	—	14,554	20,051	5,497	6,526	6,857
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	9,830	10,510	(680)	24,798	—	139,393	156,066	16,673	41,471	40,791
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	758	843	(85)	1,322	—	8,419	10,054	1,635	2,957	2,872
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	2,891	2,093	798	1,171	—	1,340	14,068	12,728	13,899	14,697
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	30,848	33,950	(3,102)	31,525	—	150,907	246,061	95,154	126,679	123,577
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	2,467	2,999	(532)	2,191	—	10,372	18,032	7,660	9,851	9,319
iShares Core S&P MidCap Index ETF (Varoom)	3,116	3,953	(837)	2,704	—	57,487	72,486	14,999	17,703	16,866
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	33,450	57,286	(23,836)	76,487	—	767,695	883,932	116,237	192,724	168,888
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	4,017	7,441	(3,424)	8,923	—	79,600	93,633	14,033	22,956	19,532
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	3,302	4,374	(1,072)	16,493	—	24,419	33,776	9,357	25,850	24,778

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	$118,556	$203,641	$(85,085)	$22,738	$—	$1,033,601	$1,673,393	$639,792	$662,530	$577,445
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	5,497	9,958	(4,461)	5,516	—	28,867	53,811	24,944	30,460	25,999
iShares Core S&P Small Cap Index ETF (Varoom)	2,068	3,055	(987)	28,293	—	49,223	25,940	(23,283)	5,010	4,023
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	15,371	28,499	(13,128)	34,347	—	437,194	458,154	20,960	55,307	42,179
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	1,953	3,972	(2,019)	6,642	—	43,529	43,663	134	6,776	4,757
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	1,734	2,488	(754)	14,625	—	22,481	22,757	276	14,901	14,147
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	54,325	101,433	(47,108)	14,567	—	648,340	874,111	225,771	240,338	193,230
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	4,245	8,262	(4,017)	3,782	—	33,765	51,159	17,394	21,176	17,159
iShares S&P Citigroup International Treasury Bond (Varoom)	370	493	(123)	8	—	(851)	(1,962)	(1,111)	(1,103)	(1,226)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	15,796	28,189	(12,393)	1,459	—	(17,739)	(67,000)	(49,261)	(47,802)	(60,195)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	238	464	(226)	135	—	(836)	(1,671)	(835)	(700)	(926)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	238	341	(103)	16	—	(38)	(1,321)	(1,283)	(1,267)	(1,370)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	50,796	100,205	(49,409)	927	—	20,927	(196,092)	(217,019)	(216,092)	(265,501)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	303	633	(330)	46	—	233	(756)	(989)	(943)	(1,273)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	3,969	3,412	557	48,709	—	43,134	6,244	(36,890)	11,819	12,376
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	10,028	12,761	(2,733)	18,562	—	116,774	136,097	19,323	37,885	35,152
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	2,566	2,370	196	627	—	15,019	27,049	12,030	12,657	12,853
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	14,522	18,758	(4,236)	10,736	—	73,830	118,886	45,056	55,792	51,556
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	834	548	286	45	—	(1,804)	(2,739)	(935)	(890)	(604)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	4,277	4,140	137	529	—	1,577	(1,789)	(3,366)	(2,837)	(2,700)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	1,646	1,148	498	(225)	—	(2,591)	(5,264)	(2,673)	(2,898)	(2,400)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	5,492	5,354	138	1,769	—	(1,007)	(6,767)	(5,760)	(3,991)	(3,853)
Vanguard Tax-Managed International ETF (Varoom)	1,260	660	600	279	—	5,077	1,300	(3,777)	(3,498)	(2,898)
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	40,186	28,233	11,953	16,748	—	249,443	121,831	(127,612)	(110,864)	(98,911)
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	4,707	3,596	1,111	2,166	—	20,361	4,874	(15,487)	(13,321)	(12,210)
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	4,429	2,519	1,910	585	—	10,648	(2,148)	(12,796)	(12,211)	(10,301)
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	134,037	100,010	34,027	5,703	—	399,860	(26,865)	(426,725)	(421,022)	(386,995)
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	5,641	4,534	1,107	955	—	11,395	(11,623)	(23,018)	(22,063)	(20,956)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	273	163	110	27	13	(182)	155	337	377	487
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	582	485	97	84	29	(790)	(109)	681	794	891
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	2,167	1,211	956	64	126	—	761	761	951	1,907
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	2,071	1,835	236	188	118	(3,333)	(960)	2,373	2,679	2,915
Vanguard Large-Cap Index ETF (Varoom)	1,146	1,102	44	372	—	15,814	22,212	6,398	6,770	6,814
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	5,348	7,526	(2,178)	16,142	—	84,453	99,090	14,637	30,779	28,601
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	2,705	2,757	(52)	4,456	—	13,540	27,887	14,347	18,803	18,751
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	9,738	13,726	(3,988)	12,385	—	68,386	111,095	42,709	55,094	51,106
Vanguard Mega Cap Index ETF (Varoom)	601	553	48	79	—	2,323	5,592	3,269	3,348	3,396
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	271	370	(99)	819	—	3,956	4,697	741	1,560	1,461
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	747	674	73	1,261	—	1,644	6,358	4,714	5,975	6,048
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,558	2,245	(687)	1,985	—	16,913	23,475	6,562	8,547	7,860
Vanguard REIT Index ETF (Varoom)	2,120	951	1,169	384	—	(1,749)	9,890	11,639	12,023	13,192

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2014

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard REIT Index ETF (Varoom GLWB 2)	$4,445	$2,978	$1,467	$7,904	$—	$4,585	$22,653	$18,068	$25,972	$27,439
Vanguard REIT Index ETF (Varoom GLWB 3)	4,093	1,801	2,292	239	—	(5,089)	11,283	16,372	16,611	18,903
Vanguard REIT Index ETF (Varoom GLWB 5)	7,902	5,522	2,380	4,518	—	(4,389)	35,681	40,070	44,588	46,968
Vanguard Total Bond Market Index ETF (Varoom)	5,104	3,586	1,518	269	548	(11,249)	(5,572)	5,677	6,494	8,012
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	210,667	199,025	11,642	43,919	22,711	(291,631)	(91,609)	200,022	266,652	278,294
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	18,876	19,323	(447)	3,795	2,071	(39,271)	(21,448)	17,823	23,689	23,242
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	10,992	8,176	2,816	243	1,613	(12,830)	(1,991)	10,839	12,695	15,511
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	706,588	709,432	(2,844)	11,284	91,907	(626,979)	54,301	681,280	784,471	781,627
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	39,131	42,017	(2,886)	2,852	5,374	(35,081)	(2,288)	32,793	41,019	38,133
Vanguard VI Money Market (Varoom GLWB 2)	4	119	(115)	—	—	—	—	—	—	(115)
Vanguard VI Money Market (Varoom GLWB 3)	107	2,167	(2,060)	—	—	—	—	—	—	(2,060)
Vanguard VI Money Market (Varoom GLWB 5)	90	2,664	(2,574)	—	—	—	—	—	—	(2,574)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	380	583	(203)	58	52	(673)	(759)	(86)	24	(179)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	2,255	5,093	(2,838)	82	283	(1,656)	(2,024)	(368)	(3)	(2,841)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$(12,290)	$68,152	$(7,144)	$48,718	$25,000	$(310,082)	$(9,470)	$(1,801)	$(296,353)	$(247,635)	$886,902	$639,267	1,903	(22,863)	(686)	(21,646)
Touchstone Aggressive ETF (AnnuiChoice ®)	(7,316)	72,244	(20,831)	44,097	44,422	(163,775)	(51,251)	(532)	(171,136)	(127,039)	842,175	715,136	2,766	(10,319)	(3,198)	(10,751)
Touchstone Aggressive ETF (AnnuiChoice II)	(7,825)	51,736	(2,935)	40,976	34,325	(67,563)	(5,865)	(4,723)	(43,826)	(2,850)	702,196	699,346	1,706	(3,747)	(289)	(2,330)
Touchstone Aggressive ETF (GrandMaster flex3)	(24,977)	78,173	41,394	94,590	4,467	(136,019)	63,991	(811)	(68,372)	26,218	1,556,136	1,582,354	284	(8,702)	4,371	(4,047)
Touchstone Aggressive ETF (Grandmaster)	(1,422)	3,059	4,519	6,156	—	(1,667)	—	(6)	(1,673)	4,483	102,716	107,199	—	(106)	—	(106)
Touchstone Aggressive ETF (IQ Advisor Enhanced)	(20)	(399)	(612)	(1,031)	—	—	(24,309)	1	(24,308)	(25,339)	25,339	—	—	—	(1,493)	(1,493)
Touchstone Aggressive ETF (IQ Advisor Standard)	(1,506)	5,995	12,138	16,627	—	—	51	—	51	16,678	242,821	259,499	—	—	3	3
Touchstone Aggressive ETF (IQ Annuity)	(97,115)	243,817	237,458	384,160	2,767	(663,429)	(32,742)	(701)	(694,105)	(309,945)	6,825,915	6,515,970	171	(42,546)	(2,072)	(44,447)
Touchstone Aggressive ETF (Pinnacle)	(6,349)	24,086	10,192	27,929	—	(43,042)	2,069	(217)	(41,190)	(13,261)	457,277	444,016	—	(2,649)	133	(2,516)
Touchstone Aggressive ETF (Pinnacle IV)	(9,889)	67,741	(19,607)	38,245	364	(231,043)	(21,906)	(459)	(253,044)	(214,799)	764,466	549,667	24	(14,803)	(1,394)	(16,173)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	—	—	(32)	(32)	—	—	2,699	(1)	2,698	2,666	—	2,666	—	—	180	180
Touchstone Aggressive ETF (Pinnacle Plus)	(4,797)	52,796	(36,214)	11,785	—	(8,795)	(179,932)	(561)	(189,288)	(177,503)	410,507	233,004	—	(607)	(12,168)	(12,775)
Touchstone Aggressive ETF (Pinnacle V)	(34,229)	208,608	(41,265)	133,114	206,565	(66,579)	(282,462)	(14,520)	(156,996)	(23,882)	2,323,875	2,299,993	10,833	(4,223)	(14,727)	(8,117)
Touchstone Baron Small Cap Growth (Pinnacle)	(23,316)	261,405	(193,950)	44,139	60	(287,157)	141,574	(482)	(146,005)	(101,866)	1,778,421	1,676,555	1	(5,111)	2,601	(2,509)
Touchstone Baron Small Cap Growth (Pinnacle IV)	(13,709)	178,357	(160,479)	4,169	3,214	(842,600)	94,510	(446)	(745,322)	(741,153)	1,577,846	836,693	106	(27,570)	3,048	(24,416)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	(2,049)	12,264	(6,039)	4,176	—	(46,516)	—	(39)	(46,555)	(42,379)	213,437	171,058	—	—	(825)	(825)
Touchstone Baron Small Cap Growth (Pinnacle V)	(33,972)	120,943	(1,784)	85,187	584,047	(120,146)	521,816	(9,264)	976,453	1,061,640	1,720,041	2,781,681	34,936	(7,691)	31,489	58,734
Touchstone Baron Small Cap Growth (AdvantEdge)	(8,904)	58,955	(41,944)	8,107	5,200	(103,867)	(44,255)	(3,280)	(146,202)	(138,095)	649,209	511,114	284	(5,792)	(2,420)	(7,928)
Touchstone Baron Small Cap Growth (AnnuiChoice II)	(6,976)	43,171	(17,810)	18,385	65,178	(44,801)	15,814	(820)	35,371	53,756	594,910	648,666	3,246	(2,214)	754	1,786
Touchstone Baron Small Cap Growth (AnnuiChoice)	(5,498)	58,492	(35,829)	17,165	683	(55,284)	40,491	(803)	(14,913)	2,252	587,841	590,093	21	(1,711)	1,272	(418)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	(8,086)	72,176	(48,238)	15,852	—	(118,677)	178,533	(367)	59,489	75,341	554,952	630,293	—	(4,254)	6,373	2,119
Touchstone Baron Small Cap Growth (Grandmaster)	(5,036)	50,106	(34,531)	10,539	50	(35,472)	(18,856)	(39)	(54,317)	(43,778)	429,995	386,217	2	(1,363)	(648)	(2,009)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	(5)	1,380	(1,841)	(466)	—	—	(6,208)	—	(6,208)	(6,674)	6,674	—	—	—	(230)	(230)
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	(1,636)	10,685	421	9,470	—	(10,556)	64,177	—	53,621	63,091	219,652	282,743	—	(364)	2,194	1,830
Touchstone Baron Small Cap Growth (IQ Annuity)	(66,221)	241,312	(124,250)	50,841	39,262	(362,858)	100,031	(1,807)	(225,372)	(174,531)	3,468,301	3,293,770	1,289	(11,811)	2,584	(7,938)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	(599)	2,229	458	2,088	—	(7,824)	31,244	(75)	23,345	25,433	39,131	64,564	—	(419)	1,668	1,249
Touchstone Baron Small Cap Growth (Pinnacle Plus)	(5,182)	38,536	(27,156)	6,198	120	(49,048)	65,280	(449)	15,903	22,101	291,166	313,267	4	(1,658)	2,171	517
Touchstone Conservative ETF (AdvantEdge)	(1,338)	24,198	(10,878)	11,982	—	(86,311)	55,660	(2,472)	(33,123)	(21,141)	423,258	402,117	—	(7,261)	4,414	(2,847)
Touchstone Conservative ETF (AnnuiChoice II)	90	58,156	(3,838)	54,408	16,323	(67,081)	(6,832)	(7,838)	(65,428)	(11,020)	1,378,630	1,367,610	1,176	(5,227)	(492)	(4,543)
Touchstone Conservative ETF (AnnuiChoice)	1,496	43,780	(14,329)	30,947	5,985	(58,233)	(17,368)	(140)	(69,756)	(38,809)	768,938	730,129	409	(3,986)	(1,126)	(4,703)
Touchstone Conservative ETF (GrandMaster flex3)	(2,119)	22,206	(3,031)	17,056	—	(75,578)	(1,307)	(341)	(77,226)	(60,170)	531,377	471,207	—	(5,470)	(94)	(5,564)
Touchstone Conservative ETF (Grandmaster)	(494)	6,003	(431)	5,078	—	(8,693)	(53,335)	(17)	(62,045)	(56,967)	152,025	95,058	—	(677)	(3,638)	(4,315)
Touchstone Conservative ETF (IQ Advisor Standard)	994	5,855	671	7,520	—	—	—	—	—	7,520	163,671	171,191	—	—	—	—
Touchstone Conservative ETF (IQ Annuity)	(3,454)	52,063	(17,942)	30,667	2,767	(196,684)	20,524	(736)	(174,129)	(143,462)	897,258	753,796	192	(13,932)	1,467	(12,273)
Touchstone Conservative ETF (Pinnacle)	(556)	20,000	(11,783)	7,661	598	(61,066)	25,166	(35)	(35,337)	(27,676)	192,560	164,884	42	(4,249)	1,800	(2,407)
Touchstone Conservative ETF (Pinnacle IV)	(2,147)	25,779	1,371	25,003	364	(107,259)	2,714	(323)	(104,504)	(79,501)	753,302	673,801	26	(7,665)	180	(7,459)
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	149	5,901	807	6,857	—	—	—	—	—	6,857	168,524	175,381	—	—	—	—
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	(47)	288	(3)	238	—	(13,774)	943	(15)	(12,846)	(12,608)	14,541	1,933	—	(1,163)	78	(1,085)
Touchstone Conservative ETF (Pinnacle Plus)	(2,575)	27,848	(12,999)	12,274	—	(110,670)	12,439	(83)	(98,314)	(86,040)	396,129	310,089	—	(8,009)	919	(7,090)
Touchstone Conservative ETF Fund (Pinnacle V)	(26,055)	259,990	(9,063)	224,872	459,589	(178,436)	(349,324)	(39,349)	(107,520)	117,352	6,209,566	6,326,918	32,600	(15,467)	(24,552)	(7,419)
Touchstone Active Bond (AdvantEdge)	2,120	(2,070)	3,702	3,752	—	(23,464)	32,829	(858)	8,507	12,259	188,286	200,545	—	(1,967)	2,626	659
Touchstone Active Bond (AnnuiChoice II)	3,140	331	2,118	5,589	—	(10,480)	17,766	(1,888)	5,398	10,987	210,712	221,699	—	(914)	1,317	403
Touchstone Active Bond (AnnuiChoice)	10,591	(10,451)	23,744	23,884	—	(133,032)	(9,941)	(1,203)	(144,176)	(120,292)	842,654	722,362	—	(8,271)	(561)	(8,832)
Touchstone Active Bond (GrandMaster flex3)	2,314	(2,716)	6,704	6,302	—	(36,758)	7,400	(417)	(29,775)	(23,473)	288,774	265,301	—	(2,582)	505	(2,077)
Touchstone Active Bond (Grandmaster)	15,367	(17,531)	39,351	37,187	—	(236,455)	41,586	(538)	(195,407)	(158,220)	1,541,893	1,383,673	—	(17,169)	3,080	(14,089)
Touchstone Active Bond (IQ Advisor Standard)	3,142	34	1,969	5,145	—	(3,907)	(9,834)	—	(13,741)	(8,596)	169,525	160,929	—	(266)	(682)	(948)
Touchstone Active Bond (IQ Annuity)	3,771	12,264	(8,092)	7,943	19,500	(129,458)	17,592	(236)	(92,602)	(84,659)	427,058	342,399	1,287	(9,463)	1,910	(6,266)
Touchstone Active Bond (Pinnacle)	6,961	500	6,853	14,314	—	(23,681)	784	(34)	(22,931)	(8,617)	595,055	586,438	—	(1,616)	53	(1,563)
Touchstone Active Bond (Pinnacle IV)	27,897	(33,045)	75,742	70,594	48	(413,620)	(25,718)	(639)	(439,929)	(369,335)	3,064,776	2,695,441	3	(28,540)	(1,764)	(30,301)
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	1,627	90	(483)	1,234	4,094	(45,457)	112,085	(270)	70,452	71,686	27,743	99,429	380	(4,224)	10,356	6,512
Touchstone Active Bond (Pinnacle Plus)	566	(15,555)	23,523	8,534	—	(101,217)	(105,071)	(386)	(206,674)	(198,140)	425,896	227,756	—	(8,096)	(7,535)	(15,631)
Touchstone Active Bond (PinnacleV)	53,375	(17,893)	65,938	101,420	439,219	(218,202)	92,091	(20,770)	292,338	393,758	4,645,084	5,038,842	34,201	(18,685)	7,199	22,715
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	(4,150)	8,566	8,484	12,900	—	(3,711)	—	(180)	(3,891)	9,009	231,661	240,670	—	(206)	—	(206)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	(14,674)	36,243	15,300	36,869	1,000	(32,651)	—	(526)	(32,177)	4,692	711,551	716,243	57	(1,785)	—	(1,728)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle V)	$(15,842)	$74,208	$(24,498)	$33,868	$—	$(41,422)	$(77,564)	$(428)	$(119,414)	$(85,546)	$739,944	$654,398	—	(2,234)	(4,302)	(6,536)
Touchstone GMAB Conservative ETF (AnnuiChoice II)	(1,448)	12,445	(2,861)	8,136	—	(15,704)	—	(354)	(16,058)	(7,922)	252,067	244,145	—	(1,166)	—	(1,166)
Touchstone GMAB Conservative ETF (Pinnacle IV)	(5,343)	24,331	(823)	18,165	—	(6,775)	—	(116)	(6,891)	11,274	594,540	605,814	—	(503)	—	(503)
Touchstone GMAB Conservative ETF (Pinnacle V)	(6,104)	27,225	(3,608)	17,513	—	(20,301)	—	(162)	(20,463)	(2,950)	589,620	586,670	—	(1,481)	—	(1,481)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	(29)	215	1,332	1,518	—	—	—	(30)	(30)	1,488	29,854	31,342	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice)	(238)	14,135	(13,253)	644	—	(40,172)	—	—	(40,172)	(39,528)	39,528	—	—	(2,428)	—	(2,428)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(4,936)	69,667	(19,851)	44,880	—	(166,571)	—	(148)	(166,719)	(121,839)	1,054,690	932,851	—	(10,308)	—	(10,308)
Touchstone GMAB Moderate ETF(Pinnacle V)	(6,140)	115,742	(70,436)	39,166	—	(283,023)	—	(291)	(283,314)	(244,148)	910,298	666,150	—	(17,263)	—	(17,263)
Touchstone High Yield (AdvantEdge)	91,764	(94,835)	11,629	8,558	—	(238,497)	32,873	(486)	(206,110)	(197,552)	1,344,763	1,147,211	—	(15,769)	3,140	(12,629)
Touchstone High Yield (AnnuiChoice II)	8,953	(3,147)	(8,062)	(2,256)	80	(1,507)	(35,896)	(281)	(37,604)	(39,860)	163,583	123,723	5	(113)	(2,416)	(2,524)
Touchstone High Yield (AnnuiChoice)	19,283	(1,000)	(18,291)	(8)	—	(37,100)	5,191	(568)	(32,477)	(32,485)	274,484	241,999	—	(1,634)	222	(1,412)
Touchstone High Yield (GrandMaster flex3)	18,826	(2,025)	(18,934)	(2,133)	—	(16,031)	2,380	(242)	(13,893)	(16,026)	269,213	253,187	—	(791)	115	(676)
Touchstone High Yield (Grandmaster)	16,663	(23,163)	7,684	1,184	—	(89,525)	4,256	(43)	(85,312)	(84,128)	286,025	201,897	—	(5,166)	279	(4,887)
Touchstone High Yield (IQ Advisor Standard)	18,486	139	(20,240)	(1,615)	—	(4,977)	224,619	—	219,642	218,027	—	218,027	—	(267)	12,300	12,033
Touchstone High Yield (IQ Annuity)	39,812	(13,224)	(28,522)	(1,934)	2,711	(46,765)	18,511	(242)	(25,785)	(27,719)	541,005	513,286	126	(2,192)	948	(1,118)
Touchstone High Yield (Pinnacle)	35,719	(14,309)	(21,368)	42	—	(151,457)	27,436	(191)	(124,212)	(124,170)	598,564	474,394	—	(7,221)	1,311	(5,910)
Touchstone High Yield (Pinnacle IV)	55,533	(58,929)	3,197	(199)	288	(238,112)	8,469	(540)	(229,895)	(230,094)	977,251	747,157	14	(11,522)	415	(11,093)
Touchstone High Yield (Pinnacle II Reduced M&E)	448	(4)	(472)	(28)	—	—	—	(7)	(7)	(35)	5,676	5,641	—	—	—	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	2,576	(1,992)	(399)	185	—	(17,252)	22,529	(66)	5,211	5,396	26,317	31,713	—	(1,379)	1,835	456
Touchstone High Yield (Pinnacle Plus)	13,521	(4,363)	(9,923)	(765)	—	(41,095)	(18,065)	(657)	(59,817)	(60,582)	254,421	193,839	—	(2,325)	(1,019)	(3,344)
Touchstone High Yield (PinnacleV)	106,782	(10,617)	(110,190)	(14,025)	74,680	(59,017)	104,326	(1,065)	118,924	104,899	1,315,188	1,420,087	5,239	(4,244)	7,521	8,516
Touchstone Large Cap Core Equity (AdvantEdge)	(3,862)	23,013	59,351	78,502	3,900	(22,008)	(33,492)	(2,789)	(54,389)	24,113	634,826	658,939	280	(1,745)	(2,380)	(3,845)
Touchstone Large Cap Core Equity (AnnuiChoice II)	(1,055)	73,972	(114)	72,803	72,918	(151,886)	(18,325)	(1,076)	(98,369)	(25,566)	582,334	556,768	4,885	(9,951)	(1,257)	(6,323)
Touchstone Large Cap Core Equity (AnnuiChoice)	(101)	42,124	30,617	72,640	100	(62,099)	(18,084)	(938)	(81,021)	(8,381)	583,807	575,426	6	(3,862)	(1,095)	(4,951)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(771)	44,530	(29,407)	14,352	—	(113,170)	92,673	(396)	(20,893)	(6,541)	126,917	120,376	—	(6,996)	5,710	(1,286)
Touchstone Large Cap Core Equity (Grandmaster)	(22)	16,183	(842)	15,319	50	(11,405)	93,239	(16)	81,868	97,187	71,164	168,351	3	(662)	5,321	4,662
Touchstone Large Cap Core Equity (IQ Advisor Standard)	9	1,559	(341)	1,227	—	(5,349)	—	—	(5,349)	(4,122)	10,609	6,487	—	(285)	—	(285)
Touchstone Large Cap Core Equity (IQ Annuity)	(1,876)	28,676	19,129	45,929	3,225	(74,442)	(4,553)	(434)	(76,204)	(30,275)	395,087	364,812	208	(4,749)	(256)	(4,797)
Touchstone Large Cap Core Equity (Pinnacle)	(27,473)	275,014	605,710	853,251	102,643	(992,085)	(158,120)	(3,232)	(1,050,794)	(197,543)	7,172,253	6,974,710	5,672	(55,722)	(8,974)	(59,024)
Touchstone Large Cap Core Equity (Pinnacle IV)	(7,779)	279,999	137,749	409,969	1,235	(1,049,379)	1,210,281	(829)	161,308	571,277	3,586,441	4,157,718	70	(59,892)	64,767	4,945
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	(481)	11,638	46,670	57,827	—	(35,132)	—	(58)	(35,190)	22,637	438,741	461,378	—	(1,890)	—	(1,890)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	184	367	25,407	25,958	720	(1,319)	234,549	(1,106)	232,844	258,802	—	258,802	43	(143)	14,902	14,802
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,060)	74,239	(49,791)	23,388	120	(13,978)	(119,350)	(157)	(133,365)	(109,977)	357,964	247,987	7	(810)	(7,103)	(7,906)
Touchstone Large Cap Core Equity (PinnacleV)	14,353	282,625	816,553	1,113,531	726,356	(780,099)	2,428,370	(11,027)	2,363,600	3,477,131	7,334,158	10,811,289	58,059	(59,994)	189,940	188,005
Touchstone Mid Cap Growth (AdvantEdge)	(878)	8,369	(4,046)	3,445	—	(23,664)	(31,922)	(21)	(55,607)	(52,162)	84,338	32,176	—	(1,616)	(2,236)	(3,852)
Touchstone Mid Cap Growth (AnnuiChoice II)	(17,512)	206,405	(17,587)	171,306	1,625	(39,523)	(38,341)	(782)	(77,021)	94,285	1,474,815	1,569,100	94	(2,314)	(2,052)	(4,272)
Touchstone Mid Cap Growth (AnnuiChoice)	(15,244)	453,774	(245,046)	193,484	4,524	(285,900)	54,936	(2,656)	(229,096)	(35,612)	1,698,401	1,662,789	179	(11,016)	2,226	(8,611)
Touchstone Mid Cap Growth (GrandMaster flex3)	(3,243)	71,138	(33,645)	34,250	3,439	(10,897)	177,689	(154)	170,077	204,327	214,293	418,620	140	(442)	7,101	6,799
Touchstone Mid Cap Growth (Grandmaster)	(2,331)	46,530	(29,212)	14,987	—	(9,455)	(34,545)	(89)	(44,089)	(29,102)	168,042	138,940	—	(434)	(1,609)	(2,043)
Touchstone Mid Cap Growth (IQ Advisor Standard)	(39)	881	(60)	782	—	—	—	—	—	782	6,292	7,074	—	—	—	—
Touchstone Mid Cap Growth (IQ Annuity)	(49,180)	342,825	(235,817)	57,828	1,925	(135,443)	44,093	(702)	(90,127)	(32,299)	977,703	945,404	77	(5,459)	60	(5,322)
Touchstone Mid Cap Growth (Pinnacle)	(8,486)	166,371	(87,602)	70,283	162	(61,099)	57,635	(352)	(3,654)	66,629	628,269	694,898	7	(2,441)	2,211	(223)
Touchstone Mid Cap Growth (Pinnacle IV)	(21,337)	533,130	(354,868)	156,925	91,837	(737,596)	(12,167)	(825)	(658,751)	(501,826)	2,029,309	1,527,483	3,673	(30,409)	(557)	(27,293)
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	(89)	1,074	(72)	913	—	—	—	(7)	(7)	906	7,700	8,606	—	—	—	—
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	(2,325)	30,400	(5,686)	22,389	—	(23,233)	186,709	(1,161)	162,315	184,704	36,737	221,441	—	(1,564)	12,319	10,755
Touchstone Mid Cap Growth (Pinnacle Plus)	(3,194)	108,847	(85,228)	20,425	—	(32,462)	(112,796)	(188)	(145,446)	(125,021)	350,450	225,429	—	(1,259)	(4,763)	(6,022)
Touchstone Mid Cap Growth (PinnacleV)	(43,524)	506,613	(163,422)	299,667	328,314	(166,906)	39,442	(14,252)	186,598	486,265	2,477,549	2,963,814	23,163	(12,593)	3,032	13,602
Touchstone Moderate ETF (AdvantEdge)	(3,573)	106,445	(52,693)	50,179	—	(206,367)	(145,256)	(8,170)	(359,793)	(309,614)	1,106,078	796,464	—	(16,354)	(10,818)	(27,172)
Touchstone Moderate ETF (AnnuiChoice II)	9,606	99,274	20,374	129,254	799	(210,547)	(3,937)	(16,316)	(230,001)	(100,747)	2,331,847	2,231,100	60	(16,959)	(217)	(17,116)
Touchstone Moderate ETF (AnnuiChoice)	10,970	220,838	(90,781)	141,027	—	(538,041)	24,167	(1,523)	(515,397)	(374,370)	2,507,714	2,133,344	—	(33,476)	1,493	(31,983)
Touchstone Moderate ETF (GrandMaster flex3)	515	89,795	2,745	93,055	—	(196,834)	(1,407)	(774)	(199,015)	(105,960)	1,824,496	1,718,536	—	(13,042)	(95)	(13,137)
Touchstone Moderate ETF (Grandmaster)	68	28,572	(20,429)	8,211	—	(89,821)	1,931	(69)	(87,959)	(79,748)	235,945	156,197	—	(6,046)	156	(5,890)
Touchstone Moderate ETF (IQ Advisor Enhanced)	315	2,916	(1,385)	1,846	—	—	(11,912)	—	(11,912)	(10,066)	48,254	38,188	—	—	(748)	(748)
Touchstone Moderate ETF (IQ Advisor Standard)	969	162	4,376	5,507	—	—	—	—	—	5,507	87,178	92,685	—	—	—	—
Touchstone Moderate ETF (IQ Annuity)	(2,296)	120,262	(15,190)	102,776	9,376	(571,671)	55,295	(1,177)	(508,177)	(405,401)	1,986,462	1,581,061	624	(37,121)	3,597	(32,900)
Touchstone Moderate ETF (Pinnacle)	671	62,176	(41,653)	21,194	—	(92,281)	(54,123)	(247)	(146,651)	(125,457)	498,836	373,379	—	(6,061)	(3,652)	(9,713)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle IV)	$(5,346)	$785,342	$(682,140)	$97,856	$6,054	$(362,550)	$(1,750,776)	$(933)	$(2,108,205)	$(2,010,349)	$3,491,808	$1,481,459	406	(23,890)	(117,597)	(141,081)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	65	67	55	187	—	(12,152)	21,248	(8)	9,088	9,275	—	9,275	—	(247)	926	679
Touchstone Moderate ETF (Pinnacle Plus)	(1,487)	54,235	(38,294)	14,454	—	(117,679)	(19,567)	(320)	(137,566)	(123,112)	395,456	272,344	3	(8,054)	(1,370)	(9,421)
Touchstone Moderate ETF (Pinnacle V)	(1,847)	233,551	(29,365)	202,339	65,218	(277,482)	(501,440)	(23,158)	(736,862)	(534,523)	4,017,128	3,482,605	5,122	(22,930)	(38,289)	(56,097)
Touchstone Money Market (AdvantEdge)	(17,311)	—	—	(17,311)	120	(314,984)	453,306	(101)	138,341	121,030	817,125	938,155	13	(33,589)	48,011	14,435
Touchstone Money Market (AnnuiChoice II)	(7,680)	—	—	(7,680)	23,745	(90,414)	(1,172,509)	(547)	(1,239,725)	(1,247,405)	1,815,607	568,202	2,502	(9,598)	(123,128)	(130,224)
Touchstone Money Market (AnnuiChoice)	(11,091)	—	—	(11,091)	6,721	(337,696)	77,413	(2,034)	(255,596)	(266,687)	1,059,514	792,827	609	(30,927)	6,880	(23,438)
Touchstone Money Market (GrandMaster flex3)	(27,767)	—	—	(27,767)	39,759	(471,430)	712,381	(860)	279,850	252,083	1,339,465	1,591,548	3,915	(47,564)	70,776	27,127
Touchstone Money Market (Grandmaster)	(40,494)	—	(21)	(40,515)	6,430	(890,044)	184,025	(1,169)	(700,758)	(741,273)	3,344,538	2,603,265	621	(91,849)	23,716	(67,512)
Touchstone Money Market (IQ Annuity)	(5,187)	—	—	(5,187)	—	(21,043)	4,478	(155)	(16,720)	(21,907)	217,019	195,112	—	(2,058)	226	(1,832)
Touchstone Money Market (IQ3)	(29,351)	—	—	(29,351)	96,170	(281,927)	(307,502)	(1,966)	(495,225)	(524,576)	2,045,081	1,520,505	9,286	(27,434)	(30,154)	(48,302)
Touchstone Money Market (Pinnacle)	(32,242)	—	—	(32,242)	2,193	(1,041,614)	448,869	(1,632)	(592,184)	(624,426)	2,308,184	1,683,758	211	(100,540)	42,788	(57,541)
Touchstone Money Market (Pinnacle IV)	(76,862)	—	—	(76,862)	91,043	(1,466,257)	(53,284)	(1,044)	(1,429,542)	(1,506,404)	5,933,473	4,427,069	8,880	(143,401)	(5,022)	(139,543)
Touchstone Money Market (Pinnacle II Reduced M&E)	(339)	—	—	(339)	—	—	—	(99)	(99)	(438)	31,195	30,757	—	—	(9)	(9)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(1)	—	—	(1)	—	(510)	—	—	(510)	(511)	511	—	—	(53)	—	(53)
Touchstone Money Market (Pinnacle Plus)	(12,454)	—	—	(12,454)	1,200	(250,589)	(164,981)	(261)	(414,631)	(427,085)	866,705	439,620	130	(27,213)	(18,063)	(45,146)
Touchstone Money Market (Pinnacle V)	(161,659)	—	—	(161,659)	2,648,518	(1,279,748)	(1,427,049)	(278)	(58,557)	(220,216)	10,380,573	10,160,357	284,606	(138,672)	(152,503)	(6,569)
Touchstone Third Avenue Value (AdvantEdge)	3,355	13,353	(27,371)	(10,663)	—	(49,722)	(17,411)	(239)	(67,372)	(78,035)	166,961	88,926	—	(4,337)	(1,907)	(6,244)
Touchstone Third Avenue Value (AnnuiChoice II)	27,667	107,147	(153,613)	(18,799)	475	(226,072)	(12,698)	(899)	(239,194)	(257,993)	874,174	616,181	39	(18,019)	(991)	(18,971)
Touchstone Third Avenue Value (AnnuiChoice)	67,230	195,695	(311,548)	(48,623)	23,224	(224,517)	(158,478)	(2,608)	(362,379)	(411,002)	1,830,762	1,419,760	981	(9,737)	(6,580)	(15,336)
Touchstone Third Avenue Value (GrandMaster flex3)	20,440	33,129	(77,452)	(23,883)	10,223	(72,146)	(4,695)	(396)	(67,014)	(90,897)	580,896	489,999	546	(3,903)	(301)	(3,658)
Touchstone Third Avenue Value (Grandmaster)	27,442	55,362	(108,924)	(26,120)	—	(124,907)	3,026	(183)	(122,064)	(148,184)	776,535	628,351	—	(6,977)	182	(6,795)
Touchstone Third Avenue Value (IQ Advisor Enhanced)	(1)	308	(406)	(99)	—	—	(1,382)	—	(1,382)	(1,481)	1,481	—	—	—	(81)	(81)
Touchstone Third Avenue Value (IQ Advisor Standard)	2,112	89,684	(97,712)	(5,916)	—	(2,722)	(303,882)	—	(306,604)	(312,520)	354,374	41,854	—	(143)	(16,568)	(16,711)
Touchstone Third Avenue Value (IQ Annuity)	72,376	154,659	(322,443)	(95,408)	60,207	(312,121)	(68,846)	(1,665)	(322,425)	(417,833)	2,360,219	1,942,386	3,069	(15,661)	(3,988)	(16,580)
Touchstone Third Avenue Value (Pinnacle)	178,235	353,476	(721,560)	(189,849)	1,731	(1,163,698)	42,913	(1,716)	(1,120,770)	(1,310,619)	5,335,821	4,025,202	29	(19,518)	736	(18,753)
Touchstone Third Avenue Value (Pinnacle IV)	92,140	206,774	(394,273)	(95,359)	49,294	(361,457)	(66,187)	(1,333)	(379,683)	(475,042)	2,642,724	2,167,682	2,598	(18,077)	(3,377)	(18,856)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	22,351	21,757	(63,124)	(19,016)	—	(96,824)	—	(65)	(96,889)	(115,905)	595,646	479,741	—	(1,582)	—	(1,582)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	17,408	901	(29,693)	(11,384)	2,100	(29,850)	362,888	(410)	334,728	323,344	32,717	356,061	152	(2,286)	27,272	25,138
Touchstone Third Avenue Value (Pinnacle Plus)	12,006	154,797	(199,663)	(32,860)	—	(169,043)	(349,803)	(685)	(519,531)	(552,391)	927,418	375,027	—	(8,224)	(17,223)	(25,447)
Touchstone Third Avenue Value (Pinnacle V)	23,494	33,271	(84,316)	(27,551)	95,884	(134,124)	31,156	(1,764)	(8,848)	(36,399)	603,218	566,819	9,511	(13,766)	3,232	(1,023)
Non-Affiliated Initial Class:								—
Fidelity VIP Balanced (Pinnacle)	552	215,323	(104,700)	111,175	—	(269,638)	(25,319)	(631)	(295,588)	(184,413)	1,463,337	1,278,924	—	(19,278)	(1,850)	(21,128)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	27	776	(250)	553	—	—	—	(5)	(5)	548	6,125	6,673	—	—	—	—
Fidelity VIP Overseas (Pinnacle)	(109)	(5,676)	(13,230)	(19,015)	—	(22,352)	—	(52)	(22,404)	(41,419)	215,775	174,356	—	(2,295)	—	(2,295)
Fidelity VIP Overseas (Pinnacle IV)	(216)	(799)	(8,373)	(9,388)	—	(30,553)	(8,196)	(99)	(38,848)	(48,236)	121,448	73,212	—	(3,155)	(839)	(3,994)
Fidelity VIP Equity-Income (Grandmaster)	139,507	115,306	441,771	696,584	55,961	(1,131,889)	(152,182)	(3,810)	(1,231,920)	(535,336)	10,320,857	9,785,521	797	(16,432)	(1,514)	(17,149)
Fidelity VIP Equity-Income (Pinnacle)	33,534	233	146,353	180,120	55,263	(550,511)	15,498	(1,005)	(480,755)	(300,635)	2,700,965	2,400,330	2,539	(26,310)	801	(22,970)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	879	1,593	1,011	3,483	—	(5,285)	—	—	(5,285)	(1,802)	52,322	50,520	—	(264)	—	(264)
Fidelity VIP Growth (Grandmaster)	(87,348)	431,193	337,129	680,974	—	(742,980)	(67,200)	(3,403)	(813,583)	(132,609)	7,397,328	7,264,719	—	(8,416)	(767)	(9,183)
Fidelity VIP High Income (Grandmaster)	38,955	5,198	(32,388)	11,765	14,689	(251,503)	(1,209,631)	(703)	(1,447,148)	(1,435,383)	2,573,607	1,138,224	563	(9,678)	(46,424)	(55,539)
Fidelity VIP II Asset Manager (Grandmaster)	(2,333)	515,971	(242,534)	271,104	68,037	(1,229,937)	(309,384)	(2,596)	(1,473,880)	(1,202,776)	6,157,776	4,955,000	1,392	(25,116)	(5,879)	(29,603)
Fidelity VIP II Contrafund (Grandmaster)	(49,734)	572,205	679,410	1,201,881	49,613	(1,324,673)	83,482	(4,720)	(1,196,298)	5,583	12,394,179	12,399,762	823	(21,893)	1,399	(19,671)
Fidelity VIP II Contrafund (Pinnacle)	(28,427)	579,291	93,637	644,501	25,285	(1,050,142)	(93,701)	(2,905)	(1,121,463)	(476,962)	6,918,544	6,441,582	827	(34,798)	(3,268)	(37,239)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	(105)	12,619	(8,293)	4,221	—	(43,972)	—	(7)	(43,979)	(39,758)	80,967	41,209	—	(1,494)	—	(1,494)
Fidelity VIP II Index 500 (Grandmaster)	5,843	476,469	70,486	552,798	—	(962,292)	(26,074)	(2,068)	(990,434)	(437,636)	5,005,190	4,567,554	—	(19,952)	(556)	(20,508)
Fidelity VIP II Index 500 (IQ Annuity)	(43)	51,869	(22,604)	29,222	—	(138,889)	—	(259)	(139,148)	(109,926)	389,658	279,732	—	(9,372)	—	(9,372)
Fidelity VIP II Index 500 (Pinnacle)	5,833	61,298	241,201	308,332	—	(320,669)	(51,379)	(1,449)	(373,497)	(65,165)	2,780,147	2,714,982	—	(23,430)	(3,924)	(27,354)
Fidelity VIP II Index 500 (Pinnacle IV)	105	5,841	14,745	20,691	—	(33,103)	—	(66)	(33,169)	(12,478)	187,870	175,392	—	(2,405)	—	(2,405)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	234	1,161	3,505	4,900	—	(3,990)	—	(6)	(3,996)	904	44,190	45,094	—	(308)	—	(308)
Fidelity VIP II Investment Grade Bond (Pinnacle)	13,088	4,473	55,650	73,211	—	(115,930)	—	(528)	(116,458)	(43,247)	1,701,690	1,658,443	—	(8,964)	—	(8,964)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	4,582	2,823	24,905	32,310	—	(111,856)	—	(245)	(112,101)	(79,791)	796,429	716,638	—	(8,718)	—	(8,718)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	448	(48)	1,618	2,018	—	(3,475)	—	—	(3,475)	(1,457)	44,269	42,812	—	(265)	—	(265)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	4,111	374	11,609	16,094	—	(4,919)	(5,427)	(784)	(11,130)	4,964	344,048	349,012	—	(431)	(414)	(845)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	545	67	1,767	2,379	—	(692)	—	(10)	(702)	1,677	51,665	53,342	—	(53)	—	(53)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	583	1,677	4,604	6,864	—	(31,957)	(30,082)	(499)	(62,538)	(55,674)	194,177	138,503	—	(2,536)	(2,382)	(4,918)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster)	$17,789	$7,127	$76,715	$101,631	$—	$(171,732)	$(18,041)	$(719)	$(190,492)	$(88,861)	$2,367,017	$2,278,156	—	(4,408)	(472)	(4,880)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	(9)	12,935	16,446	29,372	—	(590,028)	(18,470)	(256)	(608,754)	(579,382)	949,581	370,199	—	(32,310)	(988)	(33,298)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	410	83	612	1,105	—	(2,361)	14,978	(24)	12,593	13,698	19,632	33,330	—	(216)	1,368	1,152
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	(242)	1,297	49	1,104	—	(14,670)	(14,978)	(53)	(29,701)	(28,597)	34,466	5,869	—	(1,155)	(1,179)	(2,334)
Fidelity VIP III Balanced (Grandmaster)	1,560	250,925	(106,283)	146,202	—	(171,062)	(36,685)	(758)	(208,505)	(62,303)	1,804,430	1,742,127	—	(7,592)	(1,578)	(9,170)
Fidelity VIP Overseas (AnnuiChoice)	449	(447)	(11,900)	(11,898)	—	(202)	—	(725)	(927)	(12,825)	132,723	119,898	—	(93)	—	(93)
Fidelity VIP Overseas (AnnuiChoice II)	(51)	(6,702)	3,069	(3,684)	—	(33,189)	—	(83)	(33,272)	(36,956)	63,786	26,830	—	(3,300)	—	(3,300)
Fidelity VIP Overseas (Grandmaster flex3)	(14)	602	(678)	(90)	—	(1,614)	—	(7)	(1,621)	(1,711)	2,504	793	—	(161)	—	(161)
Fidelity VIP Overseas (Grandmaster)	(3,120)	(70,720)	(148,649)	(222,489)	—	(434,938)	(83,604)	(1,158)	(519,700)	(742,189)	2,675,612	1,933,423	—	(12,481)	(2,335)	(14,816)
Fidelity VIP Overseas (IQ Annuity)	(26)	(3)	(2,389)	(2,418)	—	(103)	—	(19)	(122)	(2,540)	25,749	23,209	—	(13)	—	(13)
Fidelity VIP Overseas (Pinnacle Plus)	(433)	7,342	(11,922)	(5,013)	—	(22,391)	—	(151)	(22,542)	(27,555)	55,941	28,386	—	(2,448)	—	(2,448)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	4,219	(883)	20,121	23,457	17,068	(33,760)	(29,352)	(141)	(46,185)	(22,728)	360,767	338,039	981	(1,954)	(1,771)	(2,744)
Fidelity VIP Growth (IQ Annuity)	(4,630)	72,599	(38,461)	29,508	—	(109,052)	(35,734)	(210)	(144,996)	(115,488)	422,182	306,694	—	(8,006)	(2,424)	(10,430)
Fidelity VIP Growth (Pinnacle)	(6,648)	71,731	(16,082)	49,001	—	(155,979)	—	(310)	(156,289)	(107,288)	568,555	461,267	—	(10,798)	—	(10,798)
Fidelity VIP Growth (Pinnacle II Reduced M&E)	(18)	8	187	177	—	—	—	(6)	(6)	171	1,788	1,959	—	—	—	—
Fidelity VIP High Income (IQ Annuity)	2,600	(2,924)	(2,358)	(2,682)	—	(14,497)	(184,596)	(121)	(199,214)	(201,896)	324,789	122,893	—	(999)	(12,970)	(13,969)
Fidelity VIP II Asset Manager (IQ Annuity)	(9)	906	(314)	583	—	(218)	(509)	(23)	(750)	(167)	14,161	13,994	—	(15)	(33)	(48)
Fidelity VIP II Contrafund (IQ Annuity)	(5,753)	52,619	44,828	91,694	1,690	(84,500)	(40,553)	(340)	(123,703)	(32,009)	995,265	963,256	75	(3,848)	(1,819)	(5,592)
Fidelity VIP III Balanced (IQ Annuity)	(147)	19,283	(8,710)	10,426	—	(11,972)	—	(111)	(12,083)	(1,657)	135,714	134,057	—	(762)	—	(762)
Fidelity VIP III Mid Cap (Grandmaster)	(15,096)	48,908	23,120	56,932	—	(159,404)	—	(528)	(159,932)	(103,000)	1,333,069	1,230,069	—	(3,123)	(1)	(3,124)
Fidelity VIP III Mid Cap (IQ Annuity)	(10,880)	34,833	15,792	39,745	—	(114,073)	—	(232)	(114,305)	(74,560)	889,865	815,305	—	(2,101)	—	(2,101)
Fidelity VIP III Mid Cap (Pinnacle)	(42,153)	165,203	41,672	164,722	—	(563,183)	(79,081)	(1,228)	(643,492)	(478,770)	3,852,354	3,373,584	—	(11,040)	(1,531)	(12,571)
Fidelity VIP Overseas (IQ Annuity)	(67)	31	(3,290)	(3,326)	—	(2,458)	—	(3)	(2,461)	(5,787)	37,290	31,503	—	(158)	—	(158)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	(279)	15,235	(5,295)	9,661	5,242	(17,278)	12,562	(371)	155	9,816	248,881	258,697	326	(1,122)	786	(10)
Fidelity VIP Asset Manager (AdvantEdge)	(203)	13,591	(11,079)	2,309	—	(33,343)	710	(485)	(33,118)	(30,809)	93,308	62,499	—	(2,729)	48	(2,681)
Fidelity VIP Asset Manager (AnnuiChoice II)	128	4,695	(841)	3,982	606	(1,097)	739	(108)	140	4,122	91,936	96,058	40	(80)	50	10
Fidelity VIP Asset Manager (AnnuiChoice)	766	13,547	(3,331)	10,982	—	(1,233)	(6,496)	(242)	(7,971)	3,011	248,773	251,784	—	(90)	(404)	(494)
Fidelity VIP Asset Manager (GrandMaster flex3)	3	55,208	(47,690)	7,521	2,653	(1,882)	4,598	(34)	5,335	12,856	125,860	138,716	165	(122)	462	505
Fidelity VIP Asset Manager (IQ Advisor Standard)	22	149	(20)	151	—	—	72	—	72	223	3,061	3,284	—	—	4	4
Fidelity VIP Asset Manager (Pinnacle)	(17)	1,618	(474)	1,127	—	(1,120)	816	(39)	(343)	784	28,368	29,152	—	(74)	50	(24)
Fidelity VIP Asset Manager (Pinnacle IV)	538	28,421	(23,761)	5,198	—	(43,750)	92,969	(35)	49,184	54,382	114,523	168,905	—	(2,782)	5,917	3,135
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	83	928	(261)	750	16,865	(17,020)	16,300	(115)	16,030	16,780	11,506	28,286	1,315	(1,326)	1,261	1,250
Fidelity VIP Asset Manager (Pinnacle Plus)	(331)	15,920	(13,035)	2,554	—	(32,611)	14,683	(91)	(18,019)	(15,465)	66,270	50,805	—	(2,032)	924	(1,108)
Fidelity VIP Asset Manager (Pinnacle V)	(743)	37,197	(16,690)	19,764	52,504	(12,899)	153,071	(1,862)	190,814	210,578	441,331	651,909	3,938	(1,125)	11,763	14,576
Fidelity VIP Balanced (AdvantEdge)	(1,107)	50,334	(29,151)	20,076	31,343	(77,543)	(3,883)	(1,241)	(51,324)	(31,248)	298,266	267,018	2,199	(5,734)	(270)	(3,805)
Fidelity VIP Balanced (AnnuiChoice II)	479	86,631	(38,363)	48,747	1,206	(55,865)	(13,973)	(1,417)	(70,049)	(21,302)	589,512	568,210	78	(3,642)	(910)	(4,474)
Fidelity VIP Balanced (AnnuiChoice)	1,800	91,459	(42,974)	50,285	—	(51,894)	(28,374)	(637)	(80,905)	(30,620)	639,013	608,393	—	(2,914)	(1,757)	(4,671)
Fidelity VIP Balanced (GrandMaster flex3)	(970)	43,322	(19,115)	23,237	—	(29,863)	(9,752)	(362)	(39,977)	(16,740)	301,901	285,161	—	(1,612)	(516)	(2,128)
Fidelity VIP Balanced (Grandmaster)	(1,593)	175,264	(64,666)	109,005	300	(150,112)	40,052	(278)	(110,038)	(1,033)	1,286,393	1,285,360	17	(8,441)	2,344	(6,080)
Fidelity VIP Balanced (IQ Advisor Standard)	(44)	20,585	(19,773)	768	—	(361)	(178,468)	—	(178,829)	(178,061)	178,061	—	—	(21)	(10,051)	(10,072)
Fidelity VIP Balanced (IQ3)	(1,494)	122,242	(52,283)	68,465	2,655	(42,986)	(29,978)	(658)	(70,967)	(2,502)	862,980	860,478	156	(2,577)	(1,771)	(4,192)
Fidelity VIP Balanced (Pinnacle)	(125)	59,190	(24,491)	34,574	(1,000)	(26,549)	17,665	(155)	(10,039)	24,535	417,314	441,849	(60)	(1,547)	999	(608)
Fidelity VIP Balanced (Pinnacle IV)	(2,561)	181,714	(77,913)	101,240	—	(126,250)	(10,872)	(466)	(137,588)	(36,348)	1,270,224	1,233,876	—	(6,662)	(545)	(7,207)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	65	4,911	(1,544)	3,432	17,102	(18,050)	3,601	(2)	2,651	6,083	38,173	44,256	1,251	(1,308)	243	186
Fidelity VIP Balanced (Pinnacle Plus)	(663)	22,827	(11,289)	10,875	—	(46,948)	26,845	(152)	(20,255)	(9,380)	133,836	124,456	—	(2,725)	1,601	(1,124)
Fidelity VIP Balanced (Pinnacle V)	(2,828)	161,790	(60,716)	98,246	93,812	(101,772)	131,947	(2,945)	121,042	219,288	1,021,823	1,241,111	6,905	(7,712)	10,513	9,706
Fidelity VIP Contrafund (AdvantEdge)	(30,609)	440,486	(108,786)	301,091	25,200	(347,867)	(236,121)	(20,960)	(579,748)	(278,657)	3,475,358	3,196,701	1,836	(25,891)	(17,771)	(41,826)
Fidelity VIP Contrafund (AnnuiChoice II)	(15,100)	290,392	112,486	387,778	284,793	(184,158)	24,562	(10,440)	114,757	502,535	3,748,571	4,251,106	17,806	(11,975)	790	6,621
Fidelity VIP Contrafund (AnnuiChoice)	(9,211)	606,310	(263,461)	333,638	65,050	(656,614)	(119,352)	(6,172)	(717,088)	(383,450)	3,599,882	3,216,432	2,951	(29,003)	(5,601)	(31,653)
Fidelity VIP Contrafund (GrandMaster flex3)	(15,093)	236,725	(53,673)	167,959	13,886	(178,073)	(12,003)	(1,049)	(177,239)	(9,280)	1,790,590	1,781,310	606	(7,744)	(629)	(7,767)
Fidelity VIP Contrafund (IQ Advisor Enhanced)	(93)	3,914	8,278	12,099	—	(17,000)	76,200	—	59,200	71,299	—	71,299	—	(710)	3,692	2,982
Fidelity VIP Contrafund (IQ Advisor Standard)	520	12,925	23,015	36,460	—	(17,445)	128,263	—	110,818	147,278	218,451	365,729	—	(758)	5,802	5,044
Fidelity VIP Contrafund (IQ3)	(51,605)	413,580	84,830	446,805	28,487	(526,845)	(116,533)	(4,437)	(619,328)	(172,523)	5,119,229	4,946,706	1,252	(23,756)	(5,914)	(28,418)
Fidelity VIP Contrafund (Pinnacle IV)	(47,657)	972,420	(333,095)	591,668	131,028	(1,219,297)	(51,382)	(1,813)	(1,141,464)	(549,796)	6,741,971	6,192,175	5,735	(53,518)	(2,320)	(50,103)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	$(937)	$18,880	$20,220	$38,163	$1,050	$(26,588)	$297,769	$(390)	$271,841	$310,004	$122,653	$432,657	66	(1,654)	19,074	17,486
Fidelity VIP Contrafund (Pinnacle Plus)	(13,704)	331,463	(232,309)	85,450	—	(237,050)	(207,345)	(915)	(445,310)	(359,860)	1,477,353	1,117,493	2	(10,197)	(10,283)	(20,478)
Fidelity VIP Contrafund (Pinnacle V)	(87,536)	490,968	770,509	1,173,941	2,744,286	(655,574)	307,956	(54,902)	2,341,766	3,515,707	10,478,005	13,993,712	199,687	(51,326)	22,635	170,996
Fidelity VIP Disciplined Small Cap (Advantedge)	(51)	289	(127)	111	—	—	—	(14)	(14)	97	3,435	3,532	—	(1)	—	(1)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	(380)	4,730	(2,319)	2,031	—	(3,754)	10,813	(265)	6,794	8,825	37,896	46,721	—	(295)	819	524
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	(942)	24,279	(20,982)	2,355	72	(27,920)	(2,522)	(173)	(30,543)	(28,188)	125,070	96,882	5	(2,122)	(191)	(2,308)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	(551)	6,320	(5,169)	600	—	(15,820)	293	(16)	(15,543)	(14,943)	47,436	32,493	—	(1,226)	23	(1,203)
Fidelity VIP Disciplined Small Cap (GrandMaster)	(596)	8,110	(5,886)	1,628	—	(8,712)	3,996	(18)	(4,734)	(3,106)	48,191	45,085	—	(637)	293	(344)
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	(294)	4,590	(2,240)	2,056	—	(1,365)	64,177	—	62,812	64,868	—	64,868	—	(98)	4,491	4,393
Fidelity VIP Disciplined Small Cap (IQ Annuity)	(847)	5,592	(2,597)	2,148	—	(1,039)	36	(45)	(1,048)	1,100	63,499	64,599	—	(82)	5	(77)
Fidelity VIP Disciplined Small Cap (Pinnacle)	(1,995)	35,591	(29,674)	3,922	—	(35,610)	1,961	(100)	(33,749)	(29,827)	196,369	166,542	—	(2,713)	77	(2,636)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	(5,084)	37,205	(19,629)	12,492	—	(33,506)	54,493	(213)	20,774	33,266	374,197	407,463	—	(2,612)	4,097	1,485
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	(479)	1,838	(896)	463	—	(10,635)	(5,293)	—	(15,928)	(15,465)	35,111	19,646	—	(796)	(424)	(1,220)
Fidelity VIP Disciplined Small Cap (Pinnacle V)	(7,675)	47,555	(19,339)	20,541	87,799	(6,653)	5,737	(1,881)	85,002	105,543	497,457	603,000	6,633	(644)	466	6,455
Fidelity VIP Equity-Income (AnnuiChoice II)	6,816	19,580	4,777	31,173	17,152	(31,596)	18,587	(580)	3,563	34,736	416,401	451,137	1,239	(2,287)	1,374	326
Fidelity VIP Equity-Income (AdvantEdge)	9,310	20,606	22,230	52,146	21,000	(595)	18,649	(7,726)	31,328	83,474	760,339	843,813	1,659	(628)	1,361	2,392
Fidelity VIP Equity-Income (AnnuiChoice)	20,383	59,049	17,812	97,244	4,291	(211,394)	7,467	(2,340)	(201,976)	(104,732)	1,322,783	1,218,051	248	(12,374)	657	(11,469)
Fidelity VIP Equity-Income (GrandMaster flex3)	2,428	33,493	(23,552)	12,369	—	(28,395)	23,786	(198)	(4,807)	7,562	211,484	219,046	—	(1,697)	1,303	(394)
Fidelity VIP Equity-Income (IQ Advisor Standard)	218	871	94	1,183	—	(5,099)	22	—	(5,077)	(3,894)	15,437	11,543	—	(279)	1	(278)
Fidelity VIP Equity-Income (IQ3)	(8,913)	140,304	(96,892)	34,499	7,817	(56,265)	(141,759)	(412)	(190,619)	(156,120)	780,179	624,059	489	(3,557)	(9,564)	(12,632)
Fidelity VIP Equity-Income (Pinnacle IV)	12,159	131,816	(75,234)	68,741	6,473	(209,289)	91,345	(683)	(112,154)	(43,413)	1,064,548	1,021,135	403	(12,621)	5,371	(6,847)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	(861)	(2,885)	9,649	5,903	—	(458,477)	45,615	(158)	(413,020)	(407,117)	450,052	42,935	—	(28,874)	2,888	(25,986)
Fidelity VIP Equity-Income (Pinnacle Plus)	1,789	49,998	(26,810)	24,977	—	(173,511)	(52,357)	(1,175)	(227,043)	(202,066)	507,806	305,740	—	(9,603)	(2,962)	(12,565)
Fidelity VIP Equity-Income (Pinnacle V)	19,360	65,070	28,816	113,246	69,585	(147,764)	70,236	(4,229)	(12,172)	101,074	1,676,246	1,777,320	6,237	(13,718)	6,354	(1,127)
Fidelity VIP Freedom 2010 (Advantedge)	(690)	21,703	(16,685)	4,328	—	(3,975)	(87,550)	(1,108)	(92,633)	(88,305)	205,753	117,448	—	(404)	(6,917)	(7,321)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	380	5,762	(655)	5,487	—	(7,355)	(1,339)	(1,090)	(9,784)	(4,297)	184,346	180,049	—	(659)	(103)	(762)
Fidelity VIP Freedom 2010 (AnnuiChoice)	91	123	82	296	—	(216)	6,009	(3)	5,790	6,086	5,046	11,132	—	(17)	470	453
Fidelity VIP Freedom 2010 (GrandMaster)	38	971	444	1,453	2,000	—	506	—	2,506	3,959	49,553	53,512	162	—	40	202
Fidelity VIP Freedom 2010 (IQ Annuity)	(34)	1,420	130	1,516	—	(642)	—	(73)	(715)	801	56,519	57,320	—	(57)	—	(57)
Fidelity VIP Freedom 2010 (Pinnacle)	6	245	163	414	—	—	(67)	(23)	(90)	324	14,835	15,159	—	(2)	(5)	(7)
Fidelity VIP Freedom 2010 (Pinnacle IV)	(65)	1,413	421	1,769	—	(1,936)	—	(63)	(1,999)	(230)	66,411	66,181	—	(160)	—	(160)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	(66)	417	219	570	—	—	—	(16)	(16)	554	23,081	23,635	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle V)	(1,138)	18,474	1,068	18,404	34,790	(36,365)	241	(2,984)	(4,318)	14,086	730,642	744,728	2,771	(3,183)	19	(393)
Fidelity VIP Freedom 2015 (AdvantEdge)	(64)	4,284	(1,173)	3,047	—	(17,389)	65,189	(923)	46,877	49,924	95,686	145,610	—	(1,467)	5,160	3,693
Fidelity VIP Freedom 2015 (AnnuiChoice II)	426	5,626	618	6,670	45,000	(11,694)	(7,421)	(165)	25,720	32,390	133,056	165,446	3,713	(930)	(603)	2,180
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	2,842	6,142	3,807	12,791	—	—	—	—	—	12,791	334,090	346,881	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity)	(16)	932	456	1,372	—	—	—	(44)	(44)	1,328	46,691	48,019	—	(4)	—	(4)
Fidelity VIP Freedom 2015 (Pinnacle)	(1,065)	9,637	(4,548)	4,024	—	(112,054)	—	—	(112,054)	(108,030)	108,030	—	—	(8,784)	—	(8,784)
Fidelity VIP Freedom 2015 (Pinnacle IV)	(88)	1,386	(982)	316	—	(9,418)	—	(45)	(9,463)	(9,147)	14,151	5,004	—	(760)	—	(760)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	(141)	1,154	450	1,463	—	—	—	(19)	(19)	1,444	53,954	55,398	—	(2)	—	(2)
Fidelity VIP Freedom 2015 (Pinnacle V)	(3,331)	82,683	(41,300)	38,052	2,016,176	(54,222)	(33,601)	(9,937)	1,918,416	1,956,468	1,859,491	3,815,959	161,979	(5,276)	(2,790)	153,913
Fidelity VIP Freedom 2020 (AdvantEdge)	34	4,135	991	5,160	—	(2,300)	30,421	(812)	27,309	32,469	188,631	221,100	—	(255)	2,379	2,124
Fidelity VIP Freedom 2020 (AnnuiChoice II)	2,051	24,268	(3,739)	22,580	26,687	(19,546)	(5,957)	(2,308)	(1,124)	21,456	683,182	704,638	2,097	(1,826)	(408)	(137)
Fidelity VIP Freedom 2020 (AnnuiChoice)	171	748	440	1,359	—	—	—	(30)	(30)	1,329	38,330	39,659	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (GrandMaster flex3)	(65)	(804)	—	(869)	—	—	869	—	869	—	—	—	—	—	—	—
Fidelity VIP Freedom 2020 (GrandMaster)	38	1,030	375	1,443	—	—	—	—	—	1,443	45,307	46,750	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle IV)	(13)	1,269	487	1,743	—	—	—	—	—	1,743	56,609	58,352	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle)	256	373	(648)	(19)	—	(1,556)	26,300	(8)	24,736	24,717	8,936	33,653	—	(128)	2,092	1,964
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(52)	401	241	590	—	—	—	(2)	(2)	588	20,709	21,297	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle V)	(3,538)	100,136	14,625	111,223	168,051	(61,256)	513	(28,558)	78,750	189,973	3,799,763	3,989,736	13,888	(7,582)	42	6,348
Fidelity VIP Freedom 2025 (Advantedge)	350	8,437	(5,230)	3,557	40,000	(49,863)	22,447	(1,166)	11,418	14,975	158,945	173,920	3,008	(3,968)	1,711	751
Fidelity VIP Freedom 2025 (AnnuiChoice II)	508	4,681	1,019	6,208	8,896	—	(7,286)	(970)	640	6,848	171,774	178,622	672	(74)	(554)	44
Fidelity VIP Freedom 2025 (GrandMaster)	2	49	29	80	—	—	—	(4)	(4)	76	2,296	2,372	—	—	—	—
Fidelity VIP Freedom 2025 (IQ Annuity)	252	1,237	(609)	880	—	(2,539)	44,676	—	42,137	43,017	36,028	79,045	—	(200)	3,464	3,264
Fidelity VIP Freedom 2025 (Pinnacle)	4	109	41	154	—	—	—	—	—	154	4,497	4,651	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV)	(8)	640	314	946	—	—	—	(30)	(30)	916	28,346	29,262	—	(2)	—	(2)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle Plus)	$(25)	$199	$121	$295	$—	$—	$—	$—	$—	$295	$9,492	$9,787	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V)	(2,812)	102,606	(23,046)	76,748	61,773	(34,669)	(73,222)	(18,111)	(64,229)	12,519	2,392,102	2,404,621	5,044	(4,296)	(5,898)	(5,150)
Fidelity VIP Freedom 2030 (AnnuiChoice II)	62	9,262	(6,058)	3,266	—	—	(14,741)	(65)	(14,806)	(11,540)	89,865	78,325	—	(5)	(1,155)	(1,160)
Fidelity VIP Freedom 2030 (IQ Annuity)	16	2,008	989	3,013	16,768	—	—	(48)	16,720	19,733	85,349	105,082	1,373	(4)	—	1,369
Fidelity VIP Freedom 2030 (Pinnacle IV)	—	11	3	14	—	—	—	(4)	(4)	10	458	468	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle Plus)	574	424	2,253	3,251	—	—	55,456	—	55,456	58,707	—	58,707	—	—	4,818	4,818
Fidelity VIP Freedom 2030 (Pinnacle V)	(584)	8,077	1,366	8,859	1,200	—	—	(180)	1,020	9,879	282,699	292,578	102	(15)	—	87
Fidelity VIP Growth (AnnuiChoice II)	(3,689)	6,825	22,949	26,085	34,460	(5,637)	14,801	(272)	43,352	69,437	270,941	340,378	1,968	(359)	843	2,452
Fidelity VIP Growth (GrandMaster)	(8,562)	65,638	(2,653)	54,423	13,786	(97,606)	191,088	(120)	107,148	161,571	551,567	713,138	957	(6,824)	12,972	7,105
Fidelity VIP Growth (AdvantEdge)	(1,332)	18,924	(12,213)	5,379	3,500	—	(7,877)	(99)	(4,476)	903	95,447	96,350	264	(7)	(810)	(553)
Fidelity VIP Growth (AnnuiChoice)	(3,894)	56,297	(13,481)	38,922	18,707	(88,113)	171,843	(730)	101,707	140,629	388,622	529,251	1,505	(6,830)	12,831	7,506
Fidelity VIP Growth (GrandMaster flex3)	(4,675)	7,793	20,253	23,371	4,585	(13,017)	641,596	(122)	633,042	656,413	169,152	825,565	276	(763)	37,459	36,972
Fidelity VIP Growth (IQ Advisor Standard)	(37)	12	661	636	—	—	—	—	—	636	6,139	6,775	—	—	—	—
Fidelity VIP Growth (IQ3)	119,180	202,014	(148,547)	172,647	4,721	(54,371)	218,661	(408)	168,603	341,250	496,279	837,529	373	(4,228)	25,301	21,446
Fidelity VIP Growth (Pinnacle)	(3,386)	35,251	(14,240)	17,625	734	(36,023)	193,528	(77)	158,162	175,787	214,762	390,549	53	(2,480)	12,545	10,118
Fidelity VIP Growth (Pinnacle IV)	(14,221)	49,084	52,689	87,552	—	(92,214)	131,946	(935)	38,797	126,349	954,175	1,080,524	—	(6,292)	8,695	2,403
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(217)	999	1,355	2,137	—	(9,354)	—	(46)	(9,400)	(7,263)	25,304	18,041	—	(545)	—	(545)
Fidelity VIP Growth (Pinnacle Plus)	(1,776)	4,972	6,111	9,307	—	(11,748)	(2,336)	(94)	(14,178)	(4,871)	112,357	107,486	—	(653)	(129)	(782)
Fidelity VIP Growth (Pinnacle V)	(26,840)	82,610	95,927	151,697	342,719	(25,481)	(5,955)	(7,406)	303,877	455,574	1,517,756	1,973,330	23,513	(2,294)	(174)	21,045
Fidelity VIP High Income (AdvantEdge)	11,958	10,109	(10,974)	11,093	—	(45,371)	(439,403)	(1,377)	(486,151)	(475,058)	960,377	485,319	—	(3,230)	(29,734)	(32,964)
Fidelity VIP High Income (AnnuiChoice II)	4,074	(16,944)	6,810	(6,060)	606	(13,282)	(648,730)	(255)	(661,661)	(667,721)	869,101	201,380	43	(877)	(43,227)	(44,061)
Fidelity VIP High Income (AnnuiChoice)	18,477	2,659	(16,590)	4,546	—	(152,827)	69,066	(515)	(84,276)	(79,730)	482,894	403,164	—	(8,113)	3,758	(4,355)
Fidelity VIP High Income (GrandMaster flex3)	(102,843)	(306,802)	284,953	(124,692)	—	(1,158,779)	(10,461,691)	(392)	(11,620,862)	(11,745,554)	12,259,899	514,345	—	(59,324)	(556,117)	(615,441)
Fidelity VIP High Income (IQ Advisor Standard)	165	—	(163)	2	—	—	260	—	260	262	2,878	3,140	—	—	14	14
Fidelity VIP High Income (IQ3)	15,275	2,408	(14,841)	2,842	—	(51,956)	(578,980)	(392)	(631,328)	(628,486)	1,192,036	563,550	—	(2,653)	(29,846)	(32,499)
Fidelity VIP High Income (Pinnacle)	(34,649)	(131,607)	131,822	(34,434)	—	(347,398)	(5,431,527)	(87)	(5,779,012)	(5,813,446)	6,185,688	372,242	—	(20,394)	(323,515)	(343,909)
Fidelity VIP High Income (Pinnacle IV)	7,576	(6,243)	(4,696)	(3,363)	—	(98,183)	(308,894)	(250)	(407,327)	(410,690)	684,908	274,218	—	(4,976)	(16,237)	(21,213)
Fidelity VIP High Income (Pinnacle II Reduced M&E)	(3,237)	(12,229)	11,133	(4,333)	—	(7,026)	(407,602)	—	(414,628)	(418,961)	418,961	—	—	(418)	(24,257)	(24,675)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	529	75	(585)	19	—	(3,326)	—	(12)	(3,338)	(3,319)	15,092	11,773	—	(271)	—	(271)
Fidelity VIP High Income (Pinnacle Plus)	1,806	50	(2,192)	(336)	—	(2,649)	5,567	(75)	2,843	2,507	42,193	44,700	—	(152)	315	163
Fidelity VIP High Income (Pinnacle V)	39,203	44,898	(91,505)	(7,404)	33,085	(60,935)	(23,780)	(1,167)	(52,797)	(60,201)	999,040	938,839	2,395	(4,515)	(1,872)	(3,992)
Fidelity VIP II Index 500 (Pinnacle)	2,681	103,030	(4,278)	101,433	1,645	(68,780)	922	(146)	(66,359)	35,074	914,622	949,696	125	(5,222)	42	(5,055)
Fidelity VIP II Index 500 (Pinnacle IV)	(737)	216,058	(26,059)	189,262	1,200	(185,262)	(194,033)	(474)	(378,569)	(189,307)	1,907,271	1,717,964	89	(13,676)	(15,330)	(28,917)
Fidelity VIP II Index 500 (Pinnacle V)	7,846	136,780	377,698	522,324	1,409,671	(231,807)	445,614	(21,283)	1,602,195	2,124,519	3,569,965	5,694,484	108,086	(19,237)	34,842	123,691
Fidelity VIP Index 500 (AdvantEdge)	(1,766)	40,953	99,915	139,102	58,800	(50,063)	(14)	(6,298)	2,425	141,527	1,183,697	1,325,224	4,186	(3,889)	68	365
Fidelity VIP Index 500 (AnnuiChoice II)	6,988	83,727	110,598	201,313	403,787	(111,313)	(25,831)	(4,021)	262,622	463,935	1,461,756	1,925,691	30,653	(8,586)	(2,243)	19,824
Fidelity VIP Index 500 (AnnuiChoice)	3,770	213,325	(77,954)	139,141	156	(61,707)	(419,521)	(1,918)	(482,990)	(343,849)	1,524,434	1,180,585	10	(4,133)	(28,072)	(32,195)
Fidelity VIP Index 500 (Grandmaster flex3)	(4,475)	92,434	(47,972)	39,987	105,327	(94,024)	(854,638)	(478)	(843,813)	(803,826)	1,034,578	230,752	8,392	(7,194)	(66,586)	(65,388)
Fidelity VIP Index 500 (Grandmaster)	3,232	90,608	10,985	104,825	—	(54,407)	215,597	(201)	160,989	265,814	720,356	986,170	—	(4,104)	16,733	12,629
Fidelity VIP Index 500 (IQ Advisor Standard)	1,530	33,573	(12,919)	22,184	—	(15,950)	(96,582)	—	(112,532)	(90,348)	281,389	191,041	—	(1,125)	(7,154)	(8,279)
Fidelity VIP Index 500 (IQ3)	(1,772)	182,572	4,163	184,963	1,816	(186,170)	(321,116)	(2,627)	(508,097)	(323,134)	2,052,805	1,729,671	118	(12,330)	(21,079)	(33,291)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	381	441	11,708	12,530	—	(968)	16,890	(195)	15,727	28,257	86,142	114,399	—	(65)	1,068	1,003
Fidelity VIP Index 500 (Pinnacle Plus)	253	21,305	10,743	32,301	—	(38,027)	65,459	(158)	27,274	59,575	252,709	312,284	—	(1,984)	3,477	1,493
Fidelity VIP Investment Grade Bond (AdvantEdge)	6,405	(9,050)	67,618	64,973	30,600	(95,910)	55,909	(10,035)	(19,436)	45,537	1,650,312	1,695,849	2,488	(8,557)	4,530	(1,539)
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	24,010	(1,279)	78,889	101,620	345,647	(91,629)	81,680	(10,182)	325,516	427,136	2,194,314	2,621,450	26,128	(7,631)	5,972	24,469
Fidelity VIP Investment Grade Bond (AnnuiChoice)	21,661	23,221	46,043	90,925	—	(147,401)	174,248	(3,034)	23,813	114,738	2,011,093	2,125,831	—	(8,785)	10,108	1,323
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	2,055	479	13,670	16,204	—	(37,708)	45,590	(505)	7,377	23,581	408,932	432,513	—	(2,845)	3,379	534
Fidelity VIP Investment Grade Bond (GrandMaster)	8,261	3,478	38,348	50,087	1,705	(241,303)	263,317	(208)	23,511	73,598	1,134,681	1,208,279	135	(18,720)	20,598	2,013
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	2,267	(51)	5,673	7,889	—	(3,579)	396	—	(3,183)	4,706	159,033	163,739	—	(244)	28	(216)
Fidelity VIP Investment Grade Bond (IQ3)	5,514	2,962	52,994	61,470	209,019	(565,192)	17,653	(1,163)	(339,683)	(278,213)	1,623,433	1,345,220	13,271	(35,949)	1,146	(21,532)
Fidelity VIP Investment Grade Bond (Pinnacle)	11,065	16,641	36,013	63,719	21,390	(220,312)	245,164	(266)	45,976	109,695	1,437,921	1,547,616	1,549	(15,969)	17,960	3,540
Fidelity VIP Investment Grade Bond (Pinnacle IV)	3,031	(2,051)	26,720	27,700	621	(105,825)	32,389	(222)	(73,037)	(45,337)	688,781	643,444	46	(7,763)	2,394	(5,323)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	81	2	380	463	—	(829)	—	(7)	(836)	(373)	10,375	10,002	—	(59)	—	(59)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	502	600	1,250	2,352	700	(28,949)	61,663	(31)	33,383	35,735	22,359	58,094	65	(2,685)	5,783	3,163
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	412	(1,276)	12,545	11,681	360	(23,900)	(68,422)	(580)	(92,542)	(80,861)	351,726	270,865	28	(1,839)	(5,227)	(7,038)
Fidelity VIP Investment Grade Bond (Pinnacle V)	63,269	(740)	221,080	283,609	2,673,754	(427,095)	463,460	(51,298)	2,658,821	2,942,430	6,482,547	9,424,977	211,511	(37,835)	36,540	210,216

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AdvantEdge)	$(5,392)	$27,586	$(9,820)	$12,374	$7,500	$(47,080)	$(115,105)	$(1,337)	$(156,022)	$(143,648)	$415,901	$272,253	506	(3,285)	(7,734)	(10,513)
Fidelity VIP Mid Cap (AnnuiChoice II)	(10,638)	92,902	(37,927)	44,337	41,659	(178,860)	(20,360)	(1,650)	(159,211)	(114,874)	969,802	854,928	2,440	(10,472)	(1,141)	(9,173)
Fidelity VIP Mid Cap (AnnuiChoice)	(16,897)	177,886	(109,575)	51,414	25,402	(274,701)	(85,701)	(1,240)	(336,240)	(284,826)	1,273,325	988,499	796	(8,255)	(2,804)	(10,263)
Fidelity VIP Mid Cap (GrandMaster flex3)	(8,263)	67,859	(40,678)	18,918	5,312	(104,218)	(56,334)	(538)	(155,778)	(136,860)	645,402	508,542	180	(3,660)	(2,114)	(5,594)
Fidelity VIP Mid Cap (Grandmaster)	(6,379)	30,638	(2,099)	22,160	50	(87,512)	76,210	(160)	(11,412)	10,748	460,260	471,008	2	(3,514)	3,113	(399)
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	(9)	1,455	(2,145)	(699)	—	—	(11,421)	—	(11,421)	(12,120)	12,120	—	—	—	(461)	(461)
Fidelity VIP Mid Cap (IQ Advisor Standard)	(2,419)	12,981	10,183	20,745	—	(19,925)	208,460	—	188,535	209,280	220,505	429,785	—	(728)	7,704	6,976
Fidelity VIP Mid Cap (IQ Annuity)	(36,222)	114,678	26,517	104,973	23,970	(401,248)	47,650	(3,469)	(333,097)	(228,124)	2,695,193	2,467,069	778	(13,016)	1,510	(10,728)
Fidelity VIP Mid Cap (Pinnacle)	(9,367)	117,412	(80,500)	27,545	14,319	(308,161)	(53,190)	(377)	(347,409)	(319,864)	896,003	576,139	952	(20,936)	(3,688)	(23,672)
Fidelity VIP Mid Cap (Pinnacle IV)	(44,230)	392,011	(215,314)	132,467	52,260	(855,341)	(31,912)	(1,288)	(836,281)	(703,814)	3,343,014	2,639,200	1,724	(27,341)	(1,021)	(26,638)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(1,863)	2,736	10,128	11,001	1,050	(12,302)	179,857	(174)	168,431	179,432	32,124	211,556	74	(873)	12,998	12,199
Fidelity VIP Mid Cap (Pinnacle Plus)	(6,157)	101,413	(83,153)	12,103	120	(133,731)	(211,347)	(675)	(345,633)	(333,530)	598,041	264,511	4	(4,475)	(7,162)	(11,633)
Fidelity VIP Mid Cap (Pinnacle V)	(33,778)	107,248	26,244	99,714	166,867	(134,855)	92,514	(6,524)	118,002	217,716	2,073,733	2,291,449	11,538	(9,754)	6,719	8,503
Fidelity VIP Overseas (AdvantEdge)	(2,637)	20,565	(71,979)	(54,051)	3,500	(50,450)	16,552	(2,964)	(33,362)	(87,413)	579,907	492,494	341	(5,421)	1,766	(3,314)
Fidelity VIP Overseas (AnnuiChoice II)	(256)	17,733	(53,837)	(36,360)	1,493	(35,132)	(20,048)	(311)	(53,998)	(90,358)	428,228	337,870	127	(2,994)	(1,689)	(4,556)
Fidelity VIP Overseas (AnnuiChoice)	363	44,515	(85,490)	(40,612)	22,342	(65,057)	74,550	(779)	31,056	(9,556)	425,002	415,446	1,564	(4,659)	5,280	2,185
Fidelity VIP Overseas (GrandMaster flex3)	(966)	9,664	(28,366)	(19,668)	4,992	(24,058)	1,218	(272)	(18,120)	(37,788)	217,149	179,361	311	(1,534)	86	(1,137)
Fidelity VIP Overseas (GrandMaster)	(2,461)	78,539	(136,602)	(60,524)	1,310	(53,092)	(134,467)	(92)	(186,341)	(246,865)	712,322	465,457	137	(5,547)	(14,227)	(19,637)
Fidelity VIP Overseas (IQ Advisor Enhanced)	(10)	1,164	(2,005)	(851)	—	—	(12,308)	—	(12,308)	(13,159)	13,159	—	—	—	(765)	(765)
Fidelity VIP Overseas (IQ Advisor Standard)	(4)	2,156	(2,619)	(467)	—	(3,196)	(131,528)	—	(134,724)	(135,191)	142,349	7,158	—	(186)	(7,480)	(7,666)
Fidelity VIP Overseas (IQ3)	235	59,384	(106,366)	(46,747)	5,770	(41,044)	(1,949)	(284)	(37,507)	(84,254)	577,516	493,262	435	(2,948)	359	(2,154)
Fidelity VIP Overseas (Pinnacle)	(2,050)	118,782	(166,902)	(50,170)	—	(46,973)	(70,366)	(170)	(117,509)	(167,679)	558,392	390,713	—	(2,999)	(4,632)	(7,631)
Fidelity VIP Overseas (Pinnacle IV)	(2,136)	23,400	(71,767)	(50,503)	6,297	(56,924)	5,525	(323)	(45,425)	(95,928)	532,409	436,481	396	(3,648)	240	(3,012)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	271	(117)	(3,674)	(3,520)	9,440	(11,599)	81,899	(141)	79,599	76,079	—	76,079	736	(927)	6,656	6,465
Fidelity VIP Overseas (Pinnacle Plus)	(1,508)	49,928	(73,346)	(24,926)	—	(37,218)	(51,073)	(179)	(88,470)	(113,396)	273,613	160,217	—	(2,012)	(2,811)	(4,823)
Fidelity VIP Overseas (Pinnacle V)	(3,334)	26,269	(142,992)	(120,057)	40,419	(32,701)	262,099	(2,716)	267,101	147,044	1,118,699	1,265,743	4,315	(3,801)	28,478	28,992
Fidelity VIP Target Volatility (AdvantEdge)	389	2,432	(2,130)	691	—	—	112,818	(496)	112,322	113,013	—	113,013	—	—	10,555	10,555
Fidelity VIP Target Volatility (AnnuiChoice II)	1,930	14,616	561	17,107	654,606	—	(221)	(4,075)	650,310	667,417	—	667,417	62,436	—	(403)	62,033
Fidelity VIP Target Volatility (GrandMaster flex3)	(32)	(249)	—	(281)	—	—	281	—	281	—	—	—	—	—	—	—
Fidelity VIP Target Volatility (Pinnacle IV)	66	436	(456)	46	—	—	20,213	—	20,213	20,259	—	20,259	—	—	1,889	1,889
Fidelity VIP Target Volatility (Pinnacle V)	173	4,921	749	5,843	171,264	(2,501)	45,327	(880)	213,210	219,053	—	219,053	16,426	(326)	4,347	20,447
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)	36,644	47,019	144,721	228,384	—	(301,300)	(125,724)	(1,933)	(428,957)	(200,573)	3,186,007	2,985,434	—	(15,287)	(6,412)	(21,699)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	103	25	426	554	—	—	—	(24)	(24)	530	6,793	7,323	—	—	(1)	(1)
Franklin Income VIP Fund (Pinnacle)	271,786	(106,469)	105,145	270,462	26,557	(1,035,343)	(116,527)	(2,237)	(1,127,550)	(857,088)	7,632,455	6,775,367	1,083	(43,905)	(5,192)	(48,014)
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	12,733	479	(1,642)	11,570	—	(1,405)	—	(30)	(1,435)	10,135	306,490	316,625	—	(60)	—	(60)
JP Morgan IT Mid Cap Value (AnnuiChoice)	(302)	20,637	86	20,421	—	(5,381)	(12,790)	(358)	(18,529)	1,892	155,569	157,461	—	(215)	(469)	(684)
JP Morgan IT Mid Cap Value (Grandmaster)	(458)	4,816	5,818	10,176	—	—	—	(6)	(6)	10,170	75,079	85,249	—	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3)	(940)	25,210	(7,225)	17,045	—	(26,839)	—	(231)	(27,070)	(10,025)	140,687	130,662	—	(1,025)	—	(1,025)
JP Morgan IT Mid Cap Value (IQ3)	(531)	8,360	2,168	9,997	—	(5,638)	—	(52)	(5,690)	4,307	74,985	79,292	—	(205)	—	(205)
JP Morgan IT Mid Cap Value (Pinnacle)	(511)	12,674	(1,630)	10,533	—	(12,799)	—	(69)	(12,868)	(2,335)	88,459	86,124	—	(505)	—	(505)
JP Morgan IT Mid Cap Value (Pinnacle IV)	(1,972)	32,973	6,587	37,588	—	(23,514)	—	(441)	(23,955)	13,633	287,644	301,277	—	(888)	1	(887)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	(361)	41,662	(36,621)	4,680	—	(30,591)	(34,441)	(120)	(65,152)	(60,472)	70,192	9,720	—	(1,125)	(1,378)	(2,503)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(158)	2,088	3,576	5,506	—	(1,303)	34,441	(17)	33,121	38,627	10,614	49,241	—	(71)	1,997	1,926
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,497	2,413	(3,624)	1,286	—	(10,123)	—	(75)	(10,198)	(8,912)	54,649	45,737	—	(409)	—	(409)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	65	16	(56)	25	—	—	—	(3)	(3)	22	1,474	1,496	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,349	409	(1,316)	442	—	—	—	(3)	(3)	439	33,198	33,637	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3)	4,148	961	(3,238)	1,871	—	(13,190)	—	(91)	(13,281)	(11,410)	106,387	94,977	—	(562)	—	(562)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	22,794	6,433	(21,942)	7,285	510	(54,317)	43,503	(308)	(10,612)	(3,327)	448,673	445,346	20	(2,130)	1,691	(419)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,578	254	(1,209)	623	—	—	—	—	—	623	34,667	35,290	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	8,046	2,791	(6,526)	4,311	—	(59,075)	—	(46)	(59,121)	(54,810)	227,609	172,799	—	(2,260)	—	(2,260)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	1,169	8,092	58,492	67,753	—	(22,752)	(874)	(632)	(24,258)	43,495	250,309	293,804	—	(778)	(29)	(807)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	167	(13,809)	33,968	20,326	—	(17,810)	—	(159)	(17,969)	2,357	82,502	84,859	—	(1,450)	—	(1,450)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(150)	3,172	24,132	27,154	—	(10,514)	—	(153)	(10,667)	16,487	106,508	122,995	—	(403)	—	(403)
Morgan Stanley UIF U.S. Real Estate (IQ3)	(140)	10,511	98,084	108,455	—	(27,833)	(2,317)	(290)	(30,440)	78,015	408,046	486,061	—	(1,031)	(86)	(1,117)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	571	170,397	173,744	344,712	7,316	(394,128)	186,304	(550)	(201,058)	143,654	1,270,864	1,414,518	188	(10,319)	5,106	(5,025)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	$(235)	$52,657	$135,470	$187,892	$—	$(168,931)	$—	$(300)	$(169,231)	$18,661	$765,706	$784,367	—	(5,484)	—	(5,484)
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund (AdvantEdge)	319	298	2,304	2,921	—	—	(1,299)	(181)	(1,480)	1,441	40,007	41,448	—	(13)	(91)	(104)
Franklin Growth and Income VIP Fund (AnnuiChoice)	20,401	77,955	9,407	107,763	100	(183,939)	(120,620)	(1,431)	(305,890)	(198,127)	1,607,885	1,409,758	5	(9,079)	(6,414)	(15,488)
Franklin Growth and Income VIP Fund (AnnuiChoice II)	5,229	35,019	(11,403)	28,845	—	(27,657)	(63,130)	(491)	(91,278)	(62,433)	412,976	350,543	—	(2,003)	(4,403)	(6,406)
Franklin Growth and Income VIP Fund (Grandmaster)	5,615	59,422	(19,534)	45,503	—	(122,246)	(57,843)	(231)	(180,320)	(134,817)	732,436	597,619	—	(6,586)	(2,836)	(9,422)
Franklin Growth and Income VIP Fund (GrandMaster flex3)	6,752	61,005	(16,995)	50,762	20,925	(138,398)	(9,638)	(431)	(127,542)	(76,780)	731,319	654,539	1,079	(7,225)	(489)	(6,635)
Franklin Growth and Income VIP Fund (IQ Annuity)	15,072	85,582	21,407	122,061	93,026	(321,476)	3,773	(1,147)	(225,824)	(103,763)	1,695,372	1,591,609	4,806	(16,580)	194	(11,580)
Franklin Growth and Income VIP Fund (Pinnacle)	9,563	75,723	(17,273)	68,013	189	(174,508)	(112,372)	(335)	(287,026)	(219,013)	1,095,992	876,979	16	(14,339)	(9,504)	(23,827)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	(56)	9,107	(9,347)	(296)	—	(42,045)	—	—	(42,045)	(42,341)	42,382	41	—	(3,568)	—	(3,568)
Franklin Growth and Income VIP Fund (Pinnacle IV)	13,648	100,762	(7,447)	106,963	9,401	(214,684)	(33,046)	(1,044)	(239,373)	(132,410)	1,559,137	1,426,727	490	(11,320)	(1,667)	(12,497)
Franklin Growth and Income VIP Fund (Pinnacle Plus)	1,926	104,448	(79,071)	27,303	—	(281,152)	(64,632)	(1,374)	(347,158)	(319,855)	606,870	287,015	—	(15,564)	(3,708)	(19,272)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	666	45,808	(31,484)	14,990	18,602	(482,776)	37,810	(239)	(426,603)	(411,613)	584,544	172,931	1,211	(31,246)	2,476	(27,559)
Franklin Growth and Income VIP Fund (Pinnacle V)	8,966	51,092	36,573	96,631	124,647	(93,515)	42,725	(5,922)	67,935	164,566	1,236,158	1,400,724	10,669	(8,466)	3,725	5,928
Franklin Income VIP Fund (AdvantEdge)	15,490	3,058	(5,222)	13,326	—	(18,342)	14,444	(571)	(4,469)	8,857	444,549	453,406	—	(1,344)	1,037	(307)
Franklin Income VIP Fund (AnnuiChoice)	80,412	92,051	(90,377)	82,086	54,109	(478,450)	9,648	(3,310)	(418,003)	(335,917)	2,120,082	1,784,165	2,358	(20,129)	415	(17,356)
Franklin Income VIP Fund (AnnuiChoice II)	46,768	99,942	(147,954)	(1,244)	1,735,523	(518,323)	93,542	(3,304)	1,307,438	1,306,194	1,344,305	2,650,499	112,525	(34,190)	6,403	84,738
Franklin Income VIP Fund (Grandmaster)	103,228	78,721	(86,874)	95,075	1,448	(308,836)	90,385	(1,002)	(218,005)	(122,930)	2,768,833	2,645,903	63	(13,638)	4,263	(9,312)
Franklin Income VIP Fund (GrandMaster flex3)	90,708	125,157	(136,795)	79,070	23,730	(330,318)	52,324	(1,418)	(255,682)	(176,612)	2,623,441	2,446,829	1,013	(14,538)	2,022	(11,503)
Franklin Income VIP Fund (IQ Advisor Enhanced)	(7)	673	(810)	(144)	—	—	(8,668)	—	(8,668)	(8,812)	8,812	—	—	—	(483)	(483)
Franklin Income VIP Fund (IQ Advisor Standard)	11,113	152	(1,875)	9,390	—	(5,503)	240,733	—	235,230	244,620	2,980	247,600	—	(280)	12,918	12,638
Franklin Income VIP Fund (IQ Annuity)	68,010	208,864	(214,804)	62,070	23,824	(620,883)	228,804	(1,925)	(370,180)	(308,110)	2,660,028	2,351,918	1,036	(27,268)	8,839	(17,393)
Franklin Income VIP Fund (Pinnacle IV)	228,550	282,990	(291,165)	220,375	7,717	(848,166)	10,255	(1,337)	(831,531)	(611,156)	6,564,538	5,953,382	332	(37,179)	569	(36,278)
Franklin Income VIP Fund (Pinnacle Plus)	35,812	61,486	(59,697)	37,601	3,120	(163,657)	(142,608)	(1,364)	(304,509)	(266,908)	1,168,157	901,249	168	(8,668)	(6,912)	(15,412)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	10,780	8,364	(12,671)	6,473	840	(84,550)	140,232	(492)	56,030	62,503	237,329	299,832	61	(6,258)	10,229	4,032
Franklin Income VIP Fund (Pinnacle V)	344,398	132,442	(219,520)	257,320	1,895,843	(749,859)	471,432	(6,936)	1,610,480	1,867,800	8,831,309	10,699,109	148,076	(58,850)	37,396	126,622
Franklin Large Cap Growth VIP Fund (AdvantEdge)	(5,649)	29,568	85,468	109,387	—	(21,084)	(44,980)	(4,329)	(70,393)	38,994	1,069,691	1,108,685	—	(1,839)	(3,293)	(5,132)
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	138	7,007	5,480	12,625	988	(9,753)	(2,411)	(186)	(11,362)	1,263	115,351	116,614	50	(501)	(116)	(567)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	(326)	22,295	31,590	53,559	—	(5,826)	(28,936)	(3,001)	(37,763)	15,796	497,752	513,548	—	(594)	(1,910)	(2,504)
Franklin Large Cap Growth VIP Fund (Grandmaster)	(192)	14,413	(10,331)	3,890	—	(808)	(70,006)	(19)	(70,833)	(66,943)	110,041	43,098	—	(44)	(3,909)	(3,953)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	(570)	2,223	9,996	11,649	—	(10,736)	—	(158)	(10,894)	755	121,223	121,978	—	(628)	—	(628)
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	84	57	1,822	1,963	—	—	—	—	—	1,963	16,652	18,615	—	—	—	—
Franklin Large Cap Growth VIP Fund (IQ Annuity)	(447)	4,452	6,448	10,453	1,847	(7,283)	45,730	(153)	40,141	50,594	98,756	149,350	97	(404)	2,328	2,021
Franklin Large Cap Growth VIP Fund (Pinnacle)	(368)	19,329	(11,810)	7,151	—	(14,480)	(16,648)	(50)	(31,178)	(24,027)	114,130	90,103	—	(737)	(1,091)	(1,828)
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	(2,427)	174,081	(113,448)	58,206	3,213	(82,952)	396,995	(189)	317,067	375,273	463,491	838,764	178	(4,329)	20,619	16,468
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	(1,720)	45,821	(13,628)	30,473	—	(49,918)	(65,318)	(540)	(115,776)	(85,303)	355,908	270,605	—	(2,966)	(4,005)	(6,971)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	(196)	1,920	1,221	2,945	17,817	(20,535)	33,443	(179)	30,546	33,491	14,270	47,761	1,225	(1,403)	2,156	1,978
Franklin Large Cap Growth VIP Fund (Pinnacle V)	(5,363)	72,574	50,399	117,610	85,653	(79,304)	(2,751)	(5,146)	(1,548)	116,062	1,086,957	1,203,019	7,012	(6,805)	(240)	(33)
Franklin Mutual Shares VIP Fund (AdvantEdge)	8,075	70,194	30,523	108,792	49,250	(91,057)	(63,542)	(10,223)	(115,572)	(6,780)	2,032,842	2,026,062	3,935	(7,931)	(4,891)	(8,887)
Franklin Mutual Shares VIP Fund (AnnuiChoice)	7,780	139,036	(87,463)	59,353	4,814	(266,886)	(290)	(1,694)	(264,056)	(204,703)	1,019,146	814,443	216	(11,936)	4	(11,716)
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	20,758	109,279	1,989	132,026	285,668	(109,000)	(45,489)	(5,061)	126,118	258,144	2,217,728	2,475,872	21,140	(8,294)	(3,707)	9,139
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	3,521	134,636	(74,447)	63,710	160	(122,110)	(72,040)	(519)	(194,509)	(130,799)	1,129,275	998,476	7	(5,758)	(3,299)	(9,050)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	(79)	119,295	(118,561)	655	—	(650)	(320,539)	—	(321,189)	(320,534)	320,534	—	—	(36)	(17,572)	(17,608)
Franklin Mutual Shares VIP Fund (IQ Annuity)	3,671	24,938	8,843	37,452	7,137	(98,574)	(5,914)	(735)	(98,086)	(60,634)	727,837	667,203	328	(4,768)	(259)	(4,699)
Franklin Mutual Shares VIP Fund (Pinnacle)	5,767	37,534	13,322	56,623	45,907	(203,075)	(57,614)	(252)	(215,034)	(158,411)	1,037,919	879,508	2,072	(9,265)	(2,780)	(9,973)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	87	316	157	560	—	(881)	—	(22)	(903)	(343)	9,828	9,485	—	(42)	—	(42)
Franklin Mutual Shares VIP Fund (Pinnacle IV)	22,523	289,423	(71,049)	240,897	46,404	(584,725)	(108,922)	(808)	(648,051)	(407,154)	4,538,321	4,131,167	2,219	(27,591)	(5,281)	(30,653)
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	1,323	154,818	(115,185)	40,956	3,000	(97,664)	(239,295)	(1,227)	(335,186)	(294,230)	964,407	670,177	172	(5,511)	(12,526)	(17,865)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	2,232	7,471	(1,402)	8,301	840	(43,810)	233,494	(792)	189,732	198,033	28,243	226,276	55	(3,017)	15,747	12,785
Franklin Mutual Shares VIP Fund (Pinnacle V)	61,041	216,581	216,209	493,831	3,055,958	(673,491)	63,708	(33,902)	2,412,273	2,906,104	8,334,914	11,241,018	268,764	(62,469)	5,681	211,976
Franklin Mutual Shares VIP Fund(Grandmaster)	11,178	85,335	1,323	97,836	398	(212,822)	5,569	(622)	(207,477)	(109,641)	1,784,643	1,675,002	19	(10,148)	449	(9,680)
Franklin Small Cap Value VIP Fund (AdvantEdge)	(1,450)	26,613	(33,112)	(7,949)	—	(5,813)	(66,461)	(774)	(73,048)	(80,997)	188,091	107,094	—	(404)	(4,484)	(4,888)
Franklin Small Cap Value VIP Fund (Annuichoice)	(225)	13,249	(14,913)	(1,889)	—	(4,693)	(12,061)	(161)	(16,915)	(18,804)	74,499	55,695	—	(331)	(955)	(1,286)
Franklin Small Cap Value VIP Fund (Annuichoice II)	(1,478)	27,157	(27,189)	(1,510)	3,025	(13,431)	751	(638)	(10,293)	(11,803)	284,669	272,866	213	(984)	57	(714)
Franklin Small Cap Value VIP Fund (Grandmaster)	(395)	9,317	(9,134)	(212)	—	(10,962)	(10,533)	(9)	(21,504)	(21,716)	65,064	43,348	—	(765)	(751)	(1,516)
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	(535)	9,476	(10,533)	(1,592)	—	(1,039)	(11,682)	(11)	(12,732)	(14,324)	64,813	50,489	—	(77)	(917)	(994)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	$27	$4,612	$(4,341)	$298	$—	$(1,381)	$64,177	$—	$62,796	$63,094	$—	$63,094	—	(94)	4,350	4,256
Franklin Small Cap Value VIP Fund (IQ Annuuity)	(652)	14,549	(14,558)	(661)	15	(12,349)	(9,784)	(45)	(22,163)	(22,824)	84,975	62,151	1	(879)	(712)	(1,590)
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	(1,284)	13,227	(24,952)	(13,009)	—	(17,538)	(124,207)	(70)	(141,815)	(154,824)	174,395	19,571	—	(1,365)	(9,843)	(11,208)
Franklin Small Cap Value VIP Fund (Pinnacle)	(1,546)	34,581	(33,725)	(690)	—	(5,296)	(103,367)	(28)	(108,691)	(109,381)	237,135	127,754	—	(387)	(7,301)	(7,688)
Franklin Small Cap Value VIP Fund (Pinnacle IV)	(364)	15,105	(16,536)	(1,795)	—	(5,862)	(32,611)	(31)	(38,504)	(40,299)	73,122	32,823	—	(425)	(2,432)	(2,857)
Franklin Small Cap Value VIP Fund (Pinnacle V)	(8,725)	104,581	(113,884)	(18,028)	128,847	(49,174)	182,511	(1,945)	260,239	242,211	734,521	976,732	9,453	(3,714)	12,423	18,162
Invesco VI American Franchise (AdvantEdge)	(227)	2,581	(1,941)	413	—	(13,812)	(286)	(53)	(14,151)	(13,738)	17,608	3,870	—	(903)	(17)	(920)
Invesco VI American Franchise (AnnuiChoice)	(185)	10,357	(8,638)	1,534	—	(22,366)	(4)	(49)	(22,419)	(20,885)	27,482	6,597	—	(957)	—	(957)
Invesco VI American Franchise (AnnuiChoice II)	(949)	1,636	4,858	5,545	—	(1,474)	—	(67)	(1,541)	4,004	81,559	85,563	—	(89)	—	(89)
Invesco VI American Franchise (Grandmaster)	(32)	48	218	234	—	(263)	1,153	(3)	887	1,121	2,855	3,976	—	(13)	54	41
Invesco VI American Franchise (GrandMaster flex3)	(1,166)	635	5,342	4,811	2,293	—	—	—	2,293	7,104	72,106	79,210	109	—	—	109
Invesco VI American Franchise (IQ Advisor Standard)	(23)	52	214	243	—	—	(246)	—	(246)	(3)	3,515	3,512	—	—	(13)	(13)
Invesco VI American Franchise (IQ Annuity)	(4,507)	20,694	3,711	19,898	—	(12,269)	(19,161)	(312)	(31,742)	(11,844)	320,565	308,721	—	(588)	(874)	(1,462)
Invesco VI American Franchise (Pinnacle)	(1,184)	35,314	(38,049)	(3,919)	—	(38)	(46,701)	(10)	(46,749)	(50,668)	115,527	64,859	—	(2)	(2,554)	(2,556)
Invesco VI American Franchise (Pinnacle IV)	(2,715)	138,410	(103,523)	32,172	3,815	(205,186)	(342,440)	(148)	(543,959)	(511,787)	666,471	154,684	177	(9,347)	(15,440)	(24,610)
Invesco VI American Franchise (Pinnacle Plus)	(542)	5,527	(3,487)	1,498	—	(2,500)	(7,166)	(28)	(9,694)	(8,196)	37,413	29,217	—	(143)	(397)	(540)
Invesco VI American Franchise (Pinnacle V)	(11,174)	167,092	(103,352)	52,566	156,910	(12,515)	94,998	(3,489)	235,904	288,470	592,423	880,893	10,419	(1,058)	6,709	16,070
Invesco VI American Value (AdvantEdge)	(5,485)	49,047	(14,200)	29,362	—	(36,541)	(6,427)	(3,095)	(46,063)	(16,701)	394,629	377,928	—	(2,519)	(380)	(2,899)
Invesco VI American Value (AnnuiChoice)	(175)	2,269	(362)	1,732	—	(568)	(662)	(19)	(1,249)	483	21,567	22,050	—	(36)	(42)	(78)
Invesco VI American Value (AnnuiChoice II)	(2,970)	36,139	(7,990)	25,179	36,715	(8,674)	24,801	(699)	52,143	77,322	281,557	358,879	2,252	(576)	1,555	3,231
Invesco VI American Value (Grandmaster)	(2,674)	26,713	(13,516)	10,523	—	(5,699)	(30,360)	(13)	(36,072)	(25,549)	105,774	80,225	—	(369)	(1,687)	(2,056)
Invesco VI American Value (Grandmaster flex3)	(118)	848	(47)	683	3,439	—	—	—	3,439	4,122	6,754	10,876	220	—	—	220
Invesco VI American Value (IQ Annuity)	(1,075)	10,023	(2,566)	6,382	—	(1,777)	7,443	(18)	5,648	12,030	79,640	91,670	—	(112)	462	350
Invesco VI American Value (Pinnacle)	(746)	4,586	(2,759)	1,081	—	(3,009)	5,037	(34)	1,994	3,075	19,490	22,565	—	(197)	289	92
Invesco VI American Value (Pinnacle IV)	(1,859)	17,248	(5,328)	10,061	—	(14,282)	9,396	(82)	(4,968)	5,093	132,404	137,497	—	(908)	582	(326)
Invesco VI American Value (Pinnacle Plus)	(874)	5,211	(4,539)	(202)	—	(666)	(31,327)	(44)	(32,037)	(32,239)	35,490	3,251	—	(47)	(2,112)	(2,159)
Invesco VI American Value (Pinnacle Plus Reduced M&E)	(163)	1,629	889	2,355	—	(1,121)	26,025	(42)	24,862	27,217	—	27,217	—	(67)	1,593	1,526
Invesco VI American Value (Pinnacle V)	(19,073)	171,608	(50,677)	101,858	579,359	(49,405)	72,471	(10,089)	592,336	694,194	1,135,766	1,829,960	36,240	(3,769)	4,643	37,114
Invesco VI Comstock (AdvantEdge)	(2,604)	43,307	(6,160)	34,543	55,699	(5,404)	54,515	(1,223)	103,587	138,130	371,007	509,137	3,901	(449)	3,725	7,177
Invesco VI Comstock (AnnuiChoice)	264	42,514	(12,611)	30,167	94	(74,184)	35,566	(907)	(39,431)	(9,264)	387,690	378,426	4	(3,047)	1,435	(1,608)
Invesco VI Comstock (AnnuiChoice II)	(189)	62,470	14,045	76,326	146,055	(33,904)	(34,283)	(2,863)	75,005	151,331	935,248	1,086,579	9,838	(2,453)	(2,459)	4,926
Invesco VI Comstock (Grandmaster)	(1,195)	62,835	(45,908)	15,732	—	(87,956)	(23,731)	(38)	(111,725)	(95,993)	326,463	230,470	—	(3,903)	(1,128)	(5,031)
Invesco VI Comstock (GrandMaster flex3)	(542)	6,224	(2,849)	2,833	684	(36,162)	(52,496)	(41)	(88,015)	(85,182)	155,974	70,792	29	(1,649)	(2,505)	(4,125)
Invesco VI Comstock (IQ Advisor Standard)	691	3,092	7,613	11,396	—	(8,928)	128,282	—	119,354	130,750	8,881	139,631	—	(436)	6,633	6,197
Invesco VI Comstock (IQ Annuity)	(1,628)	16,792	17,960	33,124	—	(32,943)	10,784	(160)	(22,319)	10,805	450,939	461,744	—	(1,445)	472	(973)
Invesco VI Comstock (Pinnacle)	(518)	4,240	10,613	14,335	240	(8,808)	4,466	(141)	(4,243)	10,092	187,805	197,897	10	(384)	198	(176)
Invesco VI Comstock (Pinnacle IV)	(1,364)	21,285	5,476	25,397	387	(47,491)	5,521	(222)	(41,805)	(16,408)	352,597	336,189	17	(2,061)	236	(1,808)
Invesco VI Comstock (Pinnacle Plus)	(552)	18,164	(11,344)	6,268	—	(29,793)	(18,485)	(228)	(48,506)	(42,238)	98,727	56,489	—	(1,399)	(916)	(2,315)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	2	463	78	543	—	(8,752)	3,422	(10)	(5,340)	(4,797)	15,790	10,993	—	(544)	199	(345)
Invesco VI Comstock (Pinnacle V)	(11,191)	40,935	215,391	245,135	1,429,733	(123,945)	55,437	(21,779)	1,339,446	1,584,581	2,659,400	4,243,981	112,428	(11,466)	4,476	105,438
Invesco VI International Growth Class II (Advantedge)	(524)	1,238	(4,578)	(3,864)	6,500	(190)	7,811	(3,313)	10,808	6,944	250,411	257,355	580	(312)	710	978
Invesco VI International Growth Class II (IQ Advisor Enhanced)	967	5,164	(8,781)	(2,650)	77,966	(7,630)	14,245	(788)	83,793	81,143	213,587	294,730	6,983	(733)	1,229	7,479
Invesco VI International Growth Class II (Pinnacle)	(9)	495	(1,045)	(559)	—	(1,463)	14,862	(9)	13,390	12,831	35,680	48,511	—	(129)	1,336	1,207
Invesco VI International Growth Class II (Pinnacle Plus)	(243)	14,802	(12,033)	2,526	—	(46,888)	63,952	(1)	17,063	19,589	54,858	74,447	—	(4,028)	5,860	1,832
Invesco VI International Growth Class II (Pinnacle V)	1,490	4,726	(33,816)	(27,600)	580,788	(23,550)	90,573	(5,075)	642,736	615,136	494,822	1,109,958	51,144	(2,543)	8,035	56,636
Invesco VI International Growth II (Annuichoice)	1,277	1,441	194	2,912	94	—	116,904	(3)	116,995	119,907	39,233	159,140	8	—	10,715	10,723
Invesco VI International Growth II (Grandmaster)	(80)	2,256	(2,389)	(213)	—	(2,256)	(35,972)	(17)	(38,245)	(38,458)	49,667	11,209	—	(201)	(3,216)	(3,417)
Invesco VI International Growth II (Grandmaster flex3)	(4)	2	36	34	—	—	5,212	—	5,212	5,246	—	5,246	—	—	477	477
Templeton Foreign VIP Fund (IQ Annuity)	1,806	37,001	(94,346)	(55,539)	2,878	(46,364)	57,107	(394)	13,227	(42,312)	443,790	401,478	138	(2,063)	2,565	640
Templeton Foreign VIP Fund (Pinnacle)	6,001	78,013	(155,079)	(71,065)	24,741	(149,208)	51,070	(258)	(73,655)	(144,720)	657,134	512,414	1,052	(6,432)	2,237	(3,143)
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	134	39	(2,351)	(2,178)	—	—	—	(30)	(30)	(2,208)	18,007	15,799	—	—	(1)	(1)
Templeton Foreign VIP Fund (Pinnacle IV)	4,641	126,650	(262,663)	(131,372)	702	(269,016)	(49,323)	(399)	(318,036)	(449,408)	1,295,572	846,164	32	(12,060)	(2,384)	(14,412)
Templeton Foreign VIP Fund (Pinnacle V)	6,245	47,380	(454,014)	(400,389)	989,423	(137,606)	368,514	(11,665)	1,208,666	808,277	2,322,656	3,130,933	91,785	(13,990)	36,487	114,282
Templeton Foreign VIP Fund (AnnuiChoice)	4,942	62,146	(118,189)	(51,101)	110	(133,883)	124,628	(533)	(9,678)	(60,779)	454,437	393,658	5	(5,558)	5,262	(291)
Templeton Foreign VIP Fund (AnnuiChoice II)	6,622	25,506	(157,401)	(125,273)	137,949	(57,695)	(13,506)	(1,892)	64,856	(60,417)	1,000,684	940,267	10,526	(4,468)	(873)	5,185
Templeton Foriegn VIP Fund (AdvantEdge)	2,397	6,499	(117,439)	(108,543)	54,050	(20,366)	23,167	(4,227)	52,624	(55,919)	834,397	778,478	4,752	(2,164)	2,236	4,824

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foriegn VIP Fund (Grandmaster)	$4,162	$35,905	$(89,756)	$(49,689)	$—	$(78,389)	$36,247	$(108)	$(42,250)	$(91,939)	$442,139	$350,200	—	(3,431)	1,584	(1,847)
Templeton Foriegn VIP Fund (GrandMaster flex3)	1,449	26,728	(75,700)	(47,523)	12,896	(48,424)	(33,148)	(405)	(69,081)	(116,604)	434,361	317,757	578	(2,207)	(1,520)	(3,149)
Templeton Foriegn VIP Fund (IQ Advisor Standard)	1,726	46	(17,042)	(15,270)	—	(6,953)	80,221	—	73,268	57,998	57,152	115,150	—	(353)	4,126	3,773
Templeton Foriegn VIP Fund (Pinnacle Plus)	865	42,328	(80,792)	(37,599)	—	(46,614)	(98,935)	(308)	(145,857)	(183,456)	416,358	232,902	1	(2,344)	(4,814)	(7,157)
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	1,147	43	(15,126)	(13,936)	1,400	—	114,089	(49)	115,440	101,504	19,220	120,724	108	(4)	9,096	9,200
Templeton Global Bond VIP Fund (Grandmaster)	1,114	(3,356)	2,031	(211)	—	(32,010)	7,636	(48)	(24,422)	(24,633)	59,998	35,365	—	(3,594)	1,048	(2,546)
Templeton Global Bond VIP Fund (GrandMaster flex3)	2,471	500	(2,492)	479	2,473	(452)	11,700	(4)	13,717	14,196	59,815	74,011	247	(46)	1,239	1,440
Templeton Global Bond VIP Fund (Pinnacle V)	12,116	(12,272)	2,595	2,439	—	(75,258)	(11,367)	(35)	(86,660)	(84,221)	346,109	261,888	—	(7,613)	(1,135)	(8,748)
Templeton Global Bond VIP Fund (Advantedge)	701	15	(668)	48	—	(478)	586	(4)	104	152	19,950	20,102	—	(48)	59	11
Templeton Global Bond VIP Fund (Pinnacle IV)	86,670	(13,323)	(71,089)	2,258	1,093,319	(87,378)	47,647	(1,665)	1,051,923	1,054,181	1,858,171	2,912,352	111,692	(9,034)	4,952	107,610
Templeton Global Bond VIP Fund (Annuichoice)	2,909	8	(3,135)	(218)	63	—	45,296	(3)	45,356	45,138	75,704	120,842	6	—	4,517	4,523
Templeton Global Bond VIP Fund (AnnuiChoice II)	4,899	(164)	(3,957)	778	6,184	(388)	2,090	(167)	7,719	8,497	117,663	126,160	628	(56)	214	786
Templeton Growth VIP Fund (AdvantEdge)	(285)	7,666	(18,653)	(11,272)	—	(7,435)	(58,756)	(714)	(66,905)	(78,177)	201,761	123,584	—	(682)	(5,314)	(5,996)
Templeton Growth VIP Fund (AnnuiChoice)	1,070	45,011	(55,928)	(9,847)	19,690	(104,531)	45,965	(628)	(39,504)	(49,351)	326,410	277,059	928	(4,813)	2,078	(1,807)
Templeton Growth VIP Fund (AnnuiChoice II)	556	1,839	(14,737)	(12,342)	24,575	(6,843)	23,900	(720)	40,912	28,570	273,555	302,125	1,933	(605)	1,961	3,289
Templeton Growth VIP Fund (Grandmaster)	(32)	83	(11,679)	(11,628)	—	(13,474)	982	(90)	(12,582)	(24,210)	299,973	275,763	—	(653)	50	(603)
Templeton Growth VIP Fund (GrandMaster flex3)	(737)	66,012	(82,737)	(17,462)	561	(62,012)	(79,983)	(439)	(141,873)	(159,335)	636,201	476,866	27	(3,078)	(3,834)	(6,885)
Templeton Growth VIP Fund (IQ Annuity)	(635)	16,330	(36,392)	(20,697)	3,442	(50,874)	29,607	(365)	(18,190)	(38,887)	521,832	482,945	169	(2,518)	1,480	(869)
Templeton Growth VIP Fund (Pinnacle)	(210)	(14,817)	(20,473)	(35,500)	180	(57,374)	(82,758)	(238)	(140,190)	(175,690)	1,038,539	862,849	9	(2,810)	(3,969)	(6,770)
Templeton Growth VIP Fund (Pinnacle IV)	3,580	51,698	(191,353)	(136,075)	4,160	(150,523)	(1,235,000)	(303)	(1,381,666)	(1,517,741)	2,099,791	582,050	204	(7,385)	(66,538)	(73,719)
Templeton Growth VIP Fund (Pinnacle Plus)	(1,465)	87,094	(112,168)	(26,539)	—	(67,540)	(69,626)	(781)	(137,947)	(164,486)	522,835	358,349	—	(3,765)	(4,282)	(8,047)
Templeton Growth VIP Fund (Pinnacle V)	12,149	73,210	(362,295)	(276,936)	148,141	(217,498)	(2,174,478)	(968)	(2,244,803)	(2,521,739)	3,617,390	1,095,651	14,074	(21,541)	(230,632)	(238,099)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	9,972	2,840	(10,488)	2,324	10,000	(15,141)	25,140	(1,357)	18,642	20,966	262,671	283,637	775	(1,236)	1,834	1,373
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	4,631	(3,363)	1,376	2,644	200	(16,513)	(10,882)	(216)	(27,411)	(24,767)	132,146	107,379	14	(1,209)	(800)	(1,995)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	8,519	3,385	(7,403)	4,501	1,801	(22,373)	(2,649)	(491)	(23,712)	(19,211)	205,992	186,781	134	(1,636)	(183)	(1,685)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	6,010	3,889	(3,782)	6,117	200	(18,924)	(68,395)	(202)	(87,321)	(81,204)	194,994	113,790	15	(1,411)	(5,006)	(6,402)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	2,741	562	(1,707)	1,596	—	(17,262)	(12,463)	(46)	(29,771)	(28,175)	93,155	64,980	—	(761)	(559)	(1,320)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	7,028	2,591	(6,743)	2,876	2,881	(24,301)	14,287	(111)	(7,244)	(4,368)	178,804	174,436	128	(1,072)	633	(311)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	15,509	7,097	(12,705)	9,901	323	(80,090)	(38,525)	(107)	(118,399)	(108,498)	410,336	301,838	24	(5,868)	(2,823)	(8,667)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	3,409	795	(2,484)	1,720	—	(16,506)	(15,394)	(114)	(32,014)	(30,294)	96,707	66,413	1	(875)	(780)	(1,654)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	435	(20)	(990)	(575)	—	(1,168)	21,839	(23)	20,648	20,073	—	20,073	—	(106)	1,962	1,856
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	14,508	(6,378)	(3,663)	4,467	16,280	(15,141)	(88,364)	(629)	(87,854)	(83,387)	446,845	363,458	1,222	(1,190)	(6,889)	(6,857)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(5,841)	8,732	(34,979)	(32,088)	3,500	(7,589)	(19,564)	(3,199)	(26,852)	(58,940)	489,989	431,049	421	(1,278)	(2,821)	(3,678)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	(2,515)	9,631	(17,953)	(10,837)	10,998	(19,488)	(84,998)	(381)	(93,869)	(104,706)	258,706	154,000	312	(576)	(2,463)	(2,727)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(2,561)	(26)	(13,638)	(16,225)	25,329	(37,750)	13,993	(614)	958	(15,267)	310,013	294,746	1,882	(2,813)	1,112	181
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(2,036)	3,628	(13,782)	(12,190)	—	(11,447)	(34,252)	(88)	(45,787)	(57,977)	233,643	175,666	—	(339)	(1,055)	(1,394)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(2,925)	13,644	(24,547)	(13,828)	200	(16,376)	(59,360)	(180)	(75,716)	(89,544)	271,685	182,141	6	(506)	(1,857)	(2,357)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	(145)	(101)	(2,355)	(2,601)	—	(2,898)	—	—	(2,898)	(5,499)	54,051	48,552	—	(116)	—	(116)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(3,185)	6,785	(19,003)	(15,403)	7,322	(8,972)	(9,412)	(352)	(11,414)	(26,817)	285,573	258,756	217	(283)	(248)	(314)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(4,928)	23,847	(45,245)	(26,326)	6,497	(97,288)	(17,871)	(200)	(108,862)	(135,188)	554,866	419,678	182	(2,802)	(612)	(3,232)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(9,413)	36,550	(68,378)	(41,241)	1,563	(232,634)	(36,650)	(546)	(268,267)	(309,508)	977,814	668,306	47	(6,900)	(1,152)	(8,005)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(3,718)	959	(18,455)	(21,214)	—	(6,593)	32,364	(643)	25,128	3,914	267,483	271,397	1	(250)	1,007	758
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(58)	156	(123)	(25)	—	(13,192)	2,463	(15)	(10,744)	(10,769)	14,117	3,348	—	(1,379)	279	(1,100)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(17,007)	14,207	(112,405)	(115,205)	119,269	(101,766)	477,332	(3,540)	491,295	376,090	1,108,718	1,484,808	12,519	(10,910)	47,534	49,143
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(1,088)	65,031	(4,561)	59,382	—	(55,016)	(102,371)	(345)	(157,732)	(98,350)	293,126	194,776	1	(2,104)	(4,106)	(6,209)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	206	2,240	16,925	19,371	700	(2,100)	60,841	(42)	59,399	78,770	31,047	109,817	50	(140)	4,498	4,408
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(1,629)	20,873	83,459	102,703	7,500	(10,087)	(33,705)	(2,766)	(39,058)	63,645	386,676	450,321	597	(950)	(2,464)	(2,817)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	1,160	22,002	40,043	63,205	1,822	(38,226)	29,040	(377)	(7,741)	55,464	219,219	274,683	172	(3,492)	2,800	(520)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	239	28,993	60,602	89,834	27,660	(42,030)	(6,301)	(922)	(21,593)	68,241	328,700	396,941	2,676	(4,169)	(507)	(2,000)
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(586)	14,844	44,493	58,751	—	(46,183)	145,159	(92)	98,884	157,635	183,293	340,928	—	(1,531)	4,663	3,132
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(844)	15,035	40,071	54,262	180	(14,270)	(42,128)	(123)	(56,341)	(2,079)	215,084	213,005	15	(1,398)	(3,957)	(5,340)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	565	38,690	(11,634)	27,621	—	(2,423)	(162,830)	—	(165,253)	(137,632)	242,047	104,415	—	(100)	(7,324)	(7,424)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(654)	28,571	29,402	57,319	235	(54,169)	(3,617)	(320)	(57,871)	(552)	229,903	229,351	9	(1,826)	(78)	(1,895)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(1,949)	174,903	727	173,681	6,926	(180,541)	(69,539)	(309)	(243,463)	(69,782)	750,500	680,718	685	(17,596)	(7,087)	(23,998)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(7,978)	116,970	264,110	373,102	352,087	(147,398)	322,193	(5,126)	521,756	894,858	1,185,071	2,079,929	31,793	(13,531)	28,360	46,622
	—	—						—							—

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$(1,963)	$21,645	$(10,925)	$8,757	$5,200	$(6,007)	$1,924	$(672)	$445	$9,202	$120,335	$129,537	436	(538)	178	76
BlackRock Capital Appreciation VI (AnnuiChoice II)	(6,897)	115,069	(65,617)	42,555	52,320	(24,192)	(68,054)	(1,933)	(41,859)	696	622,069	622,765	4,241	(2,120)	(5,455)	(3,334)
BlackRock Capital Appreciation VI (Annuichoice)	(484)	8,058	(4,200)	3,374	—	(3,369)	—	(48)	(3,417)	(43)	48,935	48,892	—	(274)	—	(274)
BlackRock Capital Appreciation VI (Grandmaster flex3)	(117)	3,808	(3,030)	661	—	—	27,643	—	27,643	28,304	—	28,304	—	—	2,140	2,140
BlackRock Capital Appreciation VI Class III (Grandmaster)	(836)	12,324	(4,302)	7,186	—	(1,296)	44,752	(1)	43,455	50,641	28,519	79,160	—	(106)	3,755	3,649
BlackRock Capital Appreciation VI Class III (Pinnacle)	(583)	7,409	(3,608)	3,218	—	(554)	2,508	—	1,954	5,172	41,207	46,379	—	(44)	213	169
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	(465)	13,993	(10,778)	2,750	—	(4,304)	80,791	(7)	76,480	79,230	19,542	98,772	—	(346)	6,211	5,865
BlackRock Capital Appreciation VI Class III (Pinnacle V)	(27,468)	323,370	(162,265)	133,637	374,717	(90,146)	20,529	(10,128)	294,972	428,609	1,491,340	1,919,949	30,686	(7,988)	1,958	24,656
BlackRock Global Allocation VI (Advantedge)	2,206	31,064	(32,196)	1,074	—	(980)	724	(764)	(1,020)	54	350,994	351,048	—	(159)	67	(92)
BlackRock Global Allocation VI (AnnuiChoice II)	8,156	74,575	(76,729)	6,002	2,286	(17,663)	851	(919)	(15,445)	(9,443)	807,593	798,150	203	(1,629)	20	(1,406)
BlackRock Global Allocation VI (Annuichoice)	1,178	28,328	(30,699)	(1,193)	—	(9,139)	(146,364)	(43)	(155,546)	(156,739)	237,941	81,202	—	(820)	(13,434)	(14,254)
BlackRock Global Allocation VI (Grandmaster flex3)	1,851	17,113	(17,429)	1,535	—	(27,448)	73,136	(171)	45,517	47,052	117,906	164,958	—	(2,513)	6,783	4,270
BlackRock Global Allocation VI (Grandmaster)	288	2,600	(2,705)	183	—	(96)	2,305	(8)	2,201	2,384	27,408	29,792	—	(9)	212	203
BlackRock Global Allocation VI Class III (Pinnacle)	2,305	25,529	(26,134)	1,700	—	(2,942)	(3,681)	(7)	(6,630)	(4,930)	272,072	267,142	—	(268)	(318)	(586)
BlackRock Global Allocation VI Class III (Pinnacle IV)	4,239	24,857	(30,443)	(1,347)	—	(4,899)	281,400	(34)	276,467	275,120	24,725	299,845	—	(442)	25,526	25,084
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	264	2,026	(2,103)	187	—	—	—	—	—	187	22,863	23,050	—	—	—	—
BlackRock Global Allocation VI Class III (Pinnacle V)	2,846	39,035	(40,136)	1,745	18,579	(26,737)	155,133	(223)	146,752	148,497	252,696	401,193	1,693	(2,437)	14,258	13,514
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	(439)	1,560	9,504	10,625	293,602	(1,328)	35,103	(726)	326,651	337,276	53,533	390,809	28,356	(192)	3,378	31,542
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	88	209	(740)	(443)	—	—	19,024	—	19,024	18,581	—	18,581	—	—	1,751	1,751
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	15	96	225	336	—	(404)	7,128	(50)	6,674	7,010	—	7,010	—	(43)	699	656
TOPS Managed Risk Moderate Growth ETF (Advantedge)	6	901	(752)	155	—	—	60,404	—	60,404	60,559	17,181	77,740	—	—	5,703	5,703
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	777	17,770	(28,512)	(9,965)	939,962	(7,463)	5,144	(4,611)	933,032	923,067	—	923,067	99,786	(13,205)	546	87,127
Non-Affiliated Class 4:
American Funds Global Growth (AnnuiChoice II)	98	1,509	(1,329)	278	1,200	(550)	22,091	(2)	22,739	23,017	—	23,017	115	(52)	2,116	2,179
American Funds Global Growth (GrandMaster)	9	65	(59)	15	—	(28)	692	—	664	679	—	679	—	(4)	68	64
American Funds Global Growth (Pinnacle)	23	1	91	115	—	—	7,657	—	7,657	7,772	—	7,772	—	—	737	737
American Funds Global Growth (Pinnacle IV)	87	1,908	(2,036)	(41)	—	—	19,990	—	19,990	19,949	—	19,949	—	—	1,894	1,894
American Funds Global Growth (Pinnacle V)	174	2,105	(2,290)	(11)	40,999	—	37,959	(121)	78,837	78,826	—	78,826	3,891	—	3,602	7,493
American Funds Growth (AdvantEdge)	(10)	578	188	756	7,500	—	4,130	(52)	11,578	12,334	—	12,334	709	—	401	1,110
American Funds Growth (AnnuiChoice II)	506	62	464	1,032	39,705	—	1,927	(2)	41,630	42,662	—	42,662	3,645	—	177	3,822
American Funds Growth (GrandMaster)	29	559	184	772	—	(259)	11,611	—	11,352	12,124	—	12,124	—	(26)	1,114	1,088
American Funds Growth (GrandMaster flex3)	(23)	493	455	925	—	—	9,593	(16)	9,577	10,502	—	10,502	—	—	945	945
American Funds Growth (Pinnacle)	22	130	370	522	—	(77)	10,438	—	10,361	10,883	—	10,883	—	(7)	984	977
American Funds Growth (Pinnacle IV)	167	4	1,330	1,501	—	—	31,563	(4)	31,559	33,060	—	33,060	—	—	2,971	2,971
American Funds Growth (Pinnacle V)	1,785	3,985	17,451	23,221	271,787	(7,066)	202,795	(145)	467,371	490,592	—	490,592	25,547	(470)	19,062	44,139
American Funds Growth-Income (AdvantEdge)	(60)	3,248	3,722	6,910	—	(2,549)	57,809	(557)	54,703	61,613	—	61,613	—	(549)	5,984	5,435
American Funds Growth-Income (AnnuiChoice)	69	1	131	201	—	—	10,000	(11)	9,989	10,190	—	10,190	—	—	893	893
American Funds Growth-Income (AnnuiChoice II)	141	778	393	1,312	—	(575)	22,998	(1)	22,422	23,734	—	23,734	—	(54)	2,138	2,084
American Funds Growth-Income (GrandMaster)	506	321	(435)	392	—	(2,504)	72,750	(10)	70,236	70,628	—	70,628	—	(214)	6,428	6,214
American Funds Growth-Income (GrandMaster flex3)	244	1	7	252	2,473	—	26,311	—	28,784	29,036	—	29,036	220	—	2,340	2,560
American Funds Growth-Income (Pinnacle)	80	375	819	1,274	—	(2,330)	22,744	(11)	20,403	21,677	—	21,677	—	(217)	2,124	1,907
American Funds Growth-Income (Pinnacle IV)	406	1,479	(788)	1,097	—	(1,081)	54,057	(1)	52,975	54,072	—	54,072	—	(97)	4,860	4,763
American Funds Growth-Income (Pinnacle V)	2,851	22,789	13,431	39,071	655,682	(19,983)	185,657	(821)	820,535	859,606	—	859,606	59,810	(953)	16,935	75,792
American Funds Managed Risk Asset Allocation (AdvantEdge)	(1,678)	157	5,156	3,635	48,300	(2,606)	118,560	(897)	163,357	166,992	—	166,992	4,752	(357)	11,665	16,060
American Funds Managed Risk Asset Allocation (AnnuiChoice)	(86)	14	376	304	—	(400)	13,128	(54)	12,674	12,978	—	12,978	—	(45)	1,285	1,240
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	(1,039)	193	1,669	823	291,000	(1,324)	15,632	(764)	304,544	305,367	—	305,367	27,932	(205)	1,500	29,227
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	(169)	143	79	53	—	—	17,655	(16)	17,639	17,692	—	17,692	—	—	1,701	1,701
American Funds Managed Risk Asset Allocation (Pinnacle IV)	(273)	33	180	(60)	—	(1,038)	41,213	(1)	40,174	40,114	—	40,114	—	(99)	3,951	3,852
American Funds Managed Risk Asset Allocation (Pinnacle V)	(3,852)	492	5,383	2,023	523,658	(2,483)	13,408	(2,572)	532,011	534,034	—	534,034	50,546	(508)	1,294	51,332
American Funds New World (AdvantEdge)	(25)	1,474	(2,436)	(987)	15,000	—	1,802	(104)	16,698	15,711	—	15,711	1,505	—	181	1,686
American Funds New World (AnnuiChoice)	19	556	(1,084)	(509)	—	—	5,745	—	5,745	5,236	—	5,236	—	—	558	558
American Funds New World (AnnuiChoice II)	12	541	(1,064)	(511)	—	—	5,600	(2)	5,598	5,087	—	5,087	—	—	543	543
American Funds New World (GrandMaster flex3)	(4)	1,007	(1,494)	(491)	—	—	12,988	(17)	12,971	12,480	—	12,480	—	—	1,338	1,338
American Funds New World (Pinnacle V)	92	(30)	(4,939)	(4,877)	36,730	(42)	5,049	(96)	41,641	36,764	—	36,764	3,478	(14)	478	3,942
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	(2,735)	75,533	(56,995)	15,803	6,945	(52,591)	(2,587)	(289)	(48,522)	(32,719)	580,587	547,868	295	(2,291)	(157)	(2,153)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class A (continued):
Deutsche Small Cap Index VIP (Pinnacle IV)	$(165)	$2,028	$(804)	$1,059	$—	$(396)	$35	$(8)	$(369)	$690	$33,630	$34,320	—	(19)	2	(17)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	(13)	424	(142)	269	—	—	—	(8)	(8)	261	7,551	7,812	—	—	—	—
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(1,997)	34,895	(25,947)	6,951	—	(49,429)	(31,905)	(75)	(81,409)	(74,458)	156,840	82,382	—	(3,413)	(2,864)	(6,277)
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(1,062)	2,909	8,387	10,234	4,723	(7,935)	(1,078)	(230)	(4,520)	5,714	92,866	98,580	336	(571)	(75)	(310)
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	452	29,710	(8,817)	21,345	—	(12,573)	(162,343)	(54)	(174,970)	(153,625)	285,807	132,182	—	(861)	(11,665)	(12,526)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(3,126)	48,696	(24,705)	20,865	42,193	(12,335)	(396,170)	(76)	(366,388)	(345,523)	425,463	79,940	3,261	(886)	(29,267)	(26,892)
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(3,473)	20,021	10,600	27,148	—	(3,396)	9,809	(3)	6,410	33,558	235,784	269,342	—	(245)	790	545
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,043)	31,627	(18,108)	12,476	—	(61,159)	(26,402)	(17)	(87,578)	(75,102)	179,705	104,603	—	(4,570)	(1,893)	(6,463)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(1,764)	13,097	(2,305)	9,028	—	(6,583)	34,736	(15)	28,138	37,166	97,976	135,142	—	(454)	2,281	1,827
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(3,978)	32,384	(24,582)	3,824	—	(49,936)	(51,718)	(134)	(101,788)	(97,964)	230,206	132,242	—	(3,650)	(4,792)	(8,442)
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(7,885)	30,721	25,251	48,087	114,304	(12,246)	29,041	(758)	130,341	178,428	397,877	576,305	8,217	(957)	2,107	9,367
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(3,239)	36,573	(29,416)	3,918	5,200	(6,518)	(1,240)	(1,597)	(4,155)	(237)	286,833	286,596	250	(393)	(60)	(203)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(2,741)	57,472	(46,665)	8,066	61,955	(13,964)	(9,850)	(1,142)	36,999	45,065	384,090	429,155	2,956	(713)	(487)	1,756
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	1,507	19,141	(16,040)	4,608	—	(4,871)	12,590	(45)	7,674	12,282	125,540	137,822	—	(230)	678	448
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(588)	6,879	(5,483)	808	—	(762)	4,170	(3)	3,405	4,213	50,656	54,869	—	(37)	202	165
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(342)	6,968	(5,992)	634	—	(16,075)	(3,311)	(7)	(19,393)	(18,759)	48,904	30,145	—	(758)	(159)	(917)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(741)	7,872	(6,318)	813	—	(41)	—	(42)	(83)	730	61,131	61,861	—	(4)	—	(4)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(365)	6,498	(5,580)	553	12,623	(25,444)	(876)	(28)	(13,725)	(13,172)	32,843	19,671	590	(1,186)	(47)	(643)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(566)	14,661	(13,515)	580	—	(13,829)	(11,898)	(2)	(25,729)	(25,149)	73,776	48,627	—	(646)	(594)	(1,240)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(11,627)	140,632	(111,997)	17,008	477,496	(41,869)	79,649	(5,993)	509,283	526,291	840,750	1,367,041	22,852	(2,307)	3,825	24,370
Deutsche Small Cap Index (AdvantEdge)	(128)	4,132	(6,609)	(2,605)	—	—	(53,581)	—	(53,581)	(56,186)	56,186	—	—	—	(3,498)	(3,498)
Deutsche Small Cap Index (AnnuiChoice II)	(881)	14,478	(7,162)	6,435	—	(3,581)	(2,391)	(73)	(6,045)	390	203,383	203,773	—	(235)	(151)	(386)
Deutsche Small Cap Index (AnnuiChoice)	(758)	25,485	(14,767)	9,960	221	(9,033)	(22,134)	(283)	(31,229)	(21,269)	313,591	292,322	10	(425)	(959)	(1,374)
Deutsche Small Cap Index (GrandMaster flex3)	(486)	10,585	(13,399)	(3,300)	—	(33,371)	(53,998)	(65)	(87,434)	(90,734)	141,656	50,922	—	(1,612)	(2,782)	(4,394)
Deutsche Small Cap Index (Grandmaster)	(1,379)	19,602	(15,283)	2,940	—	(2,901)	(86,041)	(35)	(88,977)	(86,037)	231,469	145,432	—	(156)	(4,472)	(4,628)
Deutsche Small Cap Index (IQ Advisor Standard)	20	2,387	(2,506)	(99)	—	(5,434)	—	—	(5,434)	(5,533)	5,533	—	—	(276)	—	(276)
Deutsche Small Cap Index (IQ3)	(981)	22,528	(17,973)	3,574	—	(23,961)	2,434	(149)	(21,676)	(18,102)	158,797	140,695	—	(1,154)	110	(1,044)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	(116)	1,184	(191)	877	—	(499)	3,613	(36)	3,078	3,955	22,106	26,061	—	(32)	222	190
Deutsche Small Cap Index (Pinnacle Plus)	(476)	6,998	(5,228)	1,294	—	(2,724)	(2,873)	(50)	(5,647)	(4,353)	52,364	48,011	—	(126)	(131)	(257)
Deutsche Small Cap Index VIP (Pinnacle IV)	(2,393)	34,590	(24,202)	7,995	300	(26,215)	(43,647)	(148)	(69,710)	(61,715)	369,411	307,696	14	(1,266)	(2,075)	(3,327)
Deutsche Small Cap Index VIP (Pinnacle V)	(3,952)	60,475	(46,085)	10,438	34,412	(68,979)	(8,395)	(462)	(43,424)	(32,986)	434,346	401,360	2,543	(5,162)	(656)	(3,275)
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	5,693	962	(8,109)	(1,454)	—	—	(21,549)	(118)	(21,667)	(23,121)	173,531	150,410	—	(9)	(1,730)	(1,739)
Pimco VIT All Asset (IQ Annuity)	12,527	1,340	(19,003)	(5,136)	4,051	(9,605)	28,743	(188)	23,001	17,865	320,506	338,371	310	(785)	2,207	1,732
Pimco VIT All Asset (Pinnacle)	10,305	(1,544)	(10,985)	(2,224)	—	(5,476)	(67,376)	(58)	(72,910)	(75,134)	344,307	269,173	—	(434)	(5,447)	(5,881)
Pimco VIT All Asset (Pinnacle II Reduced M&E)	887	1	(1,029)	(141)	—	—	—	—	—	(141)	21,652	21,511	—	—	—	—
Pimco VIT All Asset (AnnuiChoice II)	7,478	(2,398)	(6,366)	(1,286)	15,527	(112,922)	98	(525)	(97,822)	(99,108)	281,897	182,789	1,208	(9,006)	41	(7,757)
Pimco VIT All Asset (AnnuiChoice)	7,209	117	(10,822)	(3,496)	15,511	(68,426)	(120,626)	(98)	(173,639)	(177,135)	354,177	177,042	1,189	(5,373)	(9,784)	(13,968)
Pimco VIT All Asset (GrandMaster flex3)	9,117	346	(7,328)	2,135	4,946	(26,553)	(143,251)	(87)	(164,945)	(162,810)	389,681	226,871	381	(2,077)	(11,421)	(13,117)
Pimco VIT All Asset (Grandmaster)	15,639	(35)	(18,527)	(2,923)	—	(18,740)	(8,848)	(49)	(27,637)	(30,560)	431,122	400,562	—	(1,795)	(383)	(2,178)
Pimco VIT All Asset (Pinnacle IV)	15,547	(6,388)	(12,371)	(3,212)	—	(45,832)	(107,541)	(80)	(153,453)	(156,665)	520,098	363,433	—	(3,698)	(8,652)	(12,350)
Pimco VIT All Asset (Pinnacle Plus)	800	(251)	(908)	(359)	—	(969)	126	(19)	(862)	(1,221)	21,944	20,723	—	(80)	1	(79)
Pimco VIT All Asset (Pinnacle V)	15,255	932	(21,368)	(5,181)	6,282	(1,528)	7,075	(298)	11,531	6,350	412,741	419,091	493	(142)	543	894
Pimco VIT Commodity Real Return (Pinnacle)	(476)	(2,458)	(572)	(3,506)	—	(33,163)	(1,018)	(15)	(34,196)	(37,702)	60,774	23,072	—	(4,837)	(99)	(4,936)
Pimco VIT Commodity Real Return (Pinnacle IV)	(3,689)	(47,816)	3,880	(47,625)	—	(40,345)	(54,653)	(112)	(95,110)	(142,735)	333,083	190,348	—	(6,427)	(8,303)	(14,730)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	(30)	(101)	(508)	(639)	—	(319)	—	(8)	(327)	(966)	3,614	2,648	—	(49)	—	(49)
Pimco VIT Commodity Real Return (Pinnacle V)	(13,423)	(88,596)	(125,624)	(227,643)	219,220	(36,382)	(26,575)	(3,128)	153,135	(74,508)	938,232	863,724	33,571	(6,148)	(5,783)	21,640
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	(5,306)	(16,558)	(55,221)	(77,085)	13,500	(23,665)	22,744	(2,507)	10,072	(67,013)	395,187	328,174	2,009	(3,839)	4,099	2,269
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	(2,572)	(17,178)	(34,277)	(54,027)	22,838	(30,593)	12,013	(687)	3,571	(50,456)	282,180	231,724	3,366	(4,371)	1,893	888
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	(355)	(2,710)	(5,514)	(8,579)	200	(5,075)	672	(93)	(4,296)	(12,875)	49,673	36,798	30	(735)	101	(604)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	(417)	(8,604)	3,680	(5,341)	—	(18,942)	6,239	(14)	(12,717)	(18,058)	47,430	29,372	—	(2,688)	1,017	(1,671)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	(4,894)	(21,496)	(48,182)	(74,572)	125	(52,800)	(11,291)	(642)	(64,608)	(139,180)	441,620	302,440	19	(8,131)	(1,885)	(9,997)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	(1,932)	(45,948)	38,877	(9,003)	200	(22,602)	(109,551)	(28)	(131,981)	(140,984)	192,492	51,508	38	(3,273)	(16,747)	(19,982)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	(445)	(1,856)	(5,061)	(7,362)	—	(556)	5,626	(45)	5,025	(2,337)	26,968	24,631	—	(93)	692	599
Pimco VIT Long Term Government (Pinnacle)	394	(221)	6,525	6,698	—	—	(80,461)	—	(80,461)	(73,763)	73,763	—	—	—	(8,727)	(8,727)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Long Term Government (Pinnacle IV)	$20	$1	$444	$465	$—	$—	$12,491	$—	$12,491	$12,956	$—	$12,956	—	—	1,260	1,260
Pimco VIT Long Term Government (Annuichoice)	314	(218)	4,225	4,321	—	(30,575)	68,165	(31)	37,559	41,880	—	41,880	—	(3,395)	7,425	4,030
Pimco VIT Long Term Government (AnnuiChoice II)	23	(10)	438	451	—	—	(217)	(20)	(237)	214	2,074	2,288	—	(2)	(22)	(24)
Pimco VIT Low Duration (AnnuiChoice II)	(1,666)	(1,328)	(1,838)	(4,832)	36,953	(200,652)	805,237	(1,450)	640,088	635,256	1,303,530	1,938,786	3,184	(17,364)	69,634	55,454
Pimco VIT Low Duration (AnnuiChoice)	8	198	(319)	(113)	—	(31,986)	(45,632)	(358)	(77,976)	(78,089)	247,442	169,353	—	(2,752)	(3,867)	(6,619)
Pimco VIT Low Duration (GrandMaster flex3)	(16,973)	25,398	(20,451)	(12,026)	—	(332,361)	10,764,037	(240)	10,431,436	10,419,410	322,070	10,741,480	3	(29,191)	953,522	924,334
Pimco VIT Low Duration (Grandmaster)	(1,993)	6,143	(6,643)	(2,493)	—	(35,595)	611,213	(86)	575,532	573,039	459,991	1,033,030	—	(3,118)	53,503	50,385
Pimco VIT Low Duration (IQ Annuity)	(1,935)	5,298	(7,046)	(3,683)	236	(18,169)	854,407	(258)	836,216	832,533	275,434	1,107,967	21	(1,609)	75,101	73,513
Pimco VIT Low Duration (Pinnacle)	(4,460)	12,888	(10,704)	(2,276)	19,654	(254,467)	4,688,730	(83)	4,453,834	4,451,558	245,241	4,696,799	1,705	(22,150)	410,082	389,637
Pimco VIT Low Duration (Pinnacle IV)	(894)	1,222	(2,708)	(2,380)	364	(53,298)	278,625	(144)	225,547	223,167	155,725	378,892	32	(4,690)	24,482	19,824
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	(5)	795	(566)	224	—	(2,328)	407,605	—	405,277	405,501	(138)	405,363	—	(200)	35,424	35,224
Pimco VIT Low Duration (AdvantEdge)	(388)	37	(528)	(879)	31,343	—	9,128	(136)	40,335	39,456	47,282	86,738	2,762	(12)	807	3,557
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	3	5	14	22	—	(1,954)	11,426	(7)	9,465	9,487	2,021	11,508	—	(190)	1,124	934
Pimco VIT Low Duration (Pinnacle Plus)	(390)	329	(498)	(559)	—	(748)	(17,528)	(143)	(18,419)	(18,978)	65,314	46,336	—	(79)	(1,563)	(1,642)
Pimco VIT Low Duration (Pinnacle V)	(2,544)	3,138	(4,297)	(3,703)	51,568	(27,377)	(78,684)	(151)	(54,644)	(58,347)	544,498	486,151	4,562	(2,427)	(6,936)	(4,801)
Pimco VIT Real Return (Pinnacle IV)	(142)	(7,915)	14,226	6,169	2,904	(37,057)	(75,402)	(29)	(109,584)	(103,415)	253,470	150,055	246	(3,072)	(6,265)	(9,091)
Pimco VIT Real Return (AdvantEdge)	(247)	(1,332)	2,784	1,205	—	(12,709)	270	(163)	(12,602)	(11,397)	84,104	72,707	—	(1,095)	23	(1,072)
Pimco VIT Real Return (AnnuiChoice II)	341	(13,665)	23,389	10,065	5,513	(129,556)	(29,403)	(275)	(153,721)	(143,656)	502,222	358,566	451	(10,697)	(2,437)	(12,683)
Pimco VIT Real Return (AnnuiChoice)	722	(10,571)	14,930	5,081	600	(42,949)	(2,852)	(74)	(45,275)	(40,194)	196,950	156,756	49	(3,529)	(139)	(3,619)
Pimco VIT Real Return (GrandMaster flex3)	(46)	(144)	5,732	5,542	—	(20,554)	(103,123)	(24)	(123,701)	(118,159)	182,240	64,081	—	(1,701)	(8,589)	(10,290)
Pimco VIT Real Return (Grandmaster)	(49)	(170)	1,767	1,548	—	—	—	(6)	(6)	1,542	96,859	98,401	—	—	—	—
Pimco VIT Real Return (IQ Annuity)	(110)	(4,228)	11,025	6,687	141	(73,363)	(25,389)	(177)	(98,788)	(92,101)	260,750	168,649	12	(6,033)	(2,109)	(8,130)
Pimco VIT Real Return (Pinnacle)	(107)	(14,533)	18,560	3,920	11,048	(82,072)	16,866	(51)	(54,209)	(50,289)	222,863	172,574	894	(6,755)	1,331	(4,530)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	51	114	67	232	—	(16,170)	22,171	(83)	5,918	6,150	7,159	13,309	—	(1,554)	2,134	580
Pimco VIT Real Return (Pinnacle Plus)	(227)	(5,002)	6,499	1,270	—	(420)	(40,157)	(110)	(40,687)	(39,417)	78,501	39,084	—	(45)	(3,429)	(3,474)
Pimco VIT Real Return (Pinnacle V)	(1,508)	(5,239)	13,868	7,121	70,469	(37,002)	(67,326)	(382)	(34,241)	(27,120)	533,948	506,828	5,869	(3,121)	(5,699)	(2,951)
Pimco VIT Total Return (Pinnacle V)	132,278	(2,039)	365,475	495,714	6,005,775	(1,212,591)	714,288	(108,574)	5,398,898	5,894,612	18,043,463	23,938,075	460,305	(101,483)	54,942	413,764
Pimco VIT Total Return (AdvantEdge)	33,566	17,509	116,539	167,614	107,140	(296,986)	304,487	(40,132)	74,509	242,123	6,522,765	6,764,888	8,317	(25,881)	23,550	5,986
Pimco VIT Total Return (AnnuiChoice II)	32,368	(8,760)	75,545	99,153	538,821	(321,872)	(286,537)	(11,243)	(80,831)	18,322	3,403,154	3,421,476	40,397	(24,961)	(21,585)	(6,149)
Pimco VIT Total Return (AnnuiChoice)	11,577	(8,939)	32,401	35,039	4,161	(189,136)	(5,198)	(1,518)	(191,691)	(156,652)	1,119,208	962,556	315	(14,337)	(240)	(14,262)
Pimco VIT Total Return (GrandMaster flex3)	3,061	(26,169)	45,225	22,117	200	(86,709)	(273,299)	(510)	(360,318)	(338,201)	934,776	596,575	15	(6,769)	(21,205)	(27,959)
Pimco VIT Total Return (Grandmaster)	14,385	(2,231)	39,309	51,463	150	(188,080)	174,573	(483)	(13,840)	37,623	1,844,686	1,882,309	12	(14,591)	13,554	(1,025)
Pimco VIT Total Return (IQ Annuity)	5,778	(6,067)	22,899	22,610	55,289	(73,638)	16,200	(491)	(2,640)	19,970	873,235	893,205	4,237	(5,743)	1,253	(253)
Pimco VIT Total Return (Pinnacle)	8,862	(4,444)	26,632	31,050	21,358	(172,325)	107,577	(210)	(43,600)	(12,550)	1,104,057	1,091,507	1,638	(13,298)	8,375	(3,285)
Pimco VIT Total Return (Pinnacle IV)	21,122	(5,276)	78,511	94,357	555	(444,118)	(138,981)	(648)	(583,192)	(488,835)	3,650,579	3,161,744	42	(33,834)	(10,541)	(44,333)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	215	(1)	419	633	—	—	—	—	—	633	20,891	21,524	—	—	—	—
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	360	435	165	960	4,120	(32,086)	50,560	(64)	22,530	23,490	16,166	39,656	396	(3,134)	4,865	2,127
Pimco VIT Total Return (Pinnacle Plus)	3,622	(6,504)	24,781	21,899	360	(99,767)	110,654	(1,586)	9,661	31,560	825,499	857,059	28	(8,343)	9,206	891
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	(1,174)	1,103	10,526	10,455	—	(12,604)	32,969	(8)	20,357	30,812	83,228	114,040	—	(1,751)	4,659	2,908
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	(151)	(1,586)	2,106	369	—	(8,815)	3,946	(2)	(4,871)	(4,502)	13,993	9,491	—	(1,346)	553	(793)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	(5,519)	(4,032)	60,343	50,792	191,293	(20,760)	78,421	(1,470)	247,484	298,276	238,123	536,399	28,139	(3,242)	11,697	36,594
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(2,744)	(2,712)	23,768	18,312	7,500	(1,271)	(3,633)	(1,098)	1,498	19,810	165,264	185,074	1,177	(345)	(456)	376
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(826)	(1,462)	10,903	8,615	15,258	(3,684)	510	(345)	11,739	20,354	63,771	84,125	2,253	(601)	105	1,757
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(4)	(35)	39	—	—	(553)	—	(2)	(555)	(555)	555	—	—	(80)	—	(80)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(259)	(64)	2,194	1,871	—	(48)	—	(40)	(88)	1,783	17,956	19,739	—	(13)	—	(13)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(143)	(29)	1,050	878	—	—	—	(1)	(1)	877	8,599	9,476	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(2,810)	2,175	5,082	4,447	—	(44,003)	(911)	(1,291)	(46,205)	(41,758)	207,821	166,063	—	(5,353)	(99)	(5,452)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(1,925)	2,138	4,922	5,135	—	(53,117)	5,438	(678)	(48,357)	(43,222)	177,480	134,258	—	(6,069)	626	(5,443)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(458)	520	1,559	1,621	—	(3,528)	—	(55)	(3,583)	(1,962)	48,491	46,529	—	(411)	—	(411)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(79)	4	228	153	—	(61)	—	(6)	(67)	86	5,098	5,184	—	(8)	—	(8)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(742)	93	2,427	1,778	—	—	—	—	—	1,778	54,735	56,513	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(548)	192	1,518	1,162	—	(912)	—	(13)	(925)	237	38,053	38,290	—	(109)	—	(109)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(3)	1	15	13	—	—	326	—	326	339	—	339	—	—	38	38
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(1,082)	1,342	1,486	1,746	—	(23,353)	(3,462)	(20)	(26,835)	(25,089)	85,738	60,649	—	(2,732)	(396)	(3,128)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(58)	95	(52)	(15)	—	(12,111)	—	(13)	(12,124)	(12,139)	13,011	872	—	(1,155)	—	(1,155)

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	$(558)	$1,089	$268	$799	$—	$(20,589)	$10,381	$(33)	$(10,241)	$(9,442)	$38,386	$28,944	—	(2,464)	1,241	(1,223)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(4,867)	3,097	7,726	5,956	3,017	(14,533)	(59,867)	(956)	(72,339)	(66,383)	295,845	229,462	354	(1,814)	(7,086)	(8,546)
Guggenheim VT Long Short Equity (AdvantEdge)	(322)	68	574	320	—	—	3,576	(68)	3,508	3,828	18,158	21,986	—	(7)	367	360
Guggenheim VT Long Short Equity (AnnuiChoice II)	(848)	853	1,255	1,260	620	(933)	1,544	(93)	1,138	2,398	73,992	76,390	63	(101)	154	116
Guggenheim VT Long Short Equity (AnnuiChoice)	(79)	168	49	138	—	(422)	768	(7)	339	477	7,845	8,322	—	(44)	77	33
Guggenheim VT Long Short Equity (GrandMaster flex3)	(135)	(2)	244	107	—	—	—	—	—	107	8,860	8,967	—	—	—	—
Guggenheim VT Long Short Equity (Grandmaster)	(35)	10	54	29	—	(210)	—	(3)	(213)	(184)	2,730	2,546	—	(22)	—	(22)
Guggenheim VT Long Short Equity (IQ Annuity)	(295)	1,591	(1,037)	259	46	(5,225)	39	(18)	(5,158)	(4,899)	25,035	20,136	5	(538)	4	(529)
Guggenheim VT Long Short Equity (Pinnacle)	(524)	234	864	574	—	(1,828)	326	—	(1,502)	(928)	39,232	38,304	—	(183)	34	(149)
Guggenheim VT Long Short Equity (Pinnacle IV)	(844)	8,672	(8,154)	(326)	2,904	(31,835)	(3,306)	(18)	(32,255)	(32,581)	72,532	39,951	290	(3,242)	(350)	(3,302)
Guggenheim VT Long Short Equity (Pinnacle Plus)	(185)	305	58	178	—	(537)	4,860	(12)	4,311	4,489	8,974	13,463	—	(60)	511	451
Guggenheim VT Long Short Equity (Pinnacle V)	(2,511)	4,402	5,745	7,636	56,944	(15,805)	100,967	(199)	141,907	149,543	135,459	285,002	5,876	(1,652)	10,444	14,668
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	1,037	619	3,985	5,641	—	(5,043)	—	—	(5,043)	598	136,598	137,196	—	(186)	—	(186)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	(342)	2,888	14,566	17,112	812	(11,129)	18,064	—	7,747	24,859	511,633	536,492	31	(424)	698	305
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	246	58	1,301	1,605	—	—	—	—	—	1,605	40,328	41,933	—	—	—	—
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	(1,074)	438	18,722	18,086	95,954	(9,720)	40,002	—	126,236	144,322	536,810	681,132	3,890	(396)	1,619	5,113
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	134	3,204	(55)	3,283	1,500	(21,567)	10,935	—	(9,132)	(5,849)	260,166	254,317	56	(807)	413	(338)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	137	7	194	338	—	—	—	—	—	338	18,129	18,467	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(624)	824	2,782	2,982	207,078	(11,705)	56,683	—	252,056	255,038	317,792	572,830	8,040	(454)	2,195	9,781
iShares Barclays TIPS Bond ETF (Varoom)	(619)	(2,847)	696	(2,770)	—	(6,255)	10,063	—	3,808	1,038	110,670	111,708	—	(231)	196	(35)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(575)	31	1,033	489	3,633	(324)	3,583	—	6,892	7,381	54,838	62,219	142	(12)	138	268
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(16)	(42)	123	65	—	(1,127)	—	—	(1,127)	(1,062)	3,569	2,507	—	(47)	—	(47)
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(776)	(106)	1,099	217	13,290	(975)	9,852	—	22,167	22,384	57,081	79,465	572	(41)	421	952
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	673	54	(713)	14	—	—	—	—	—	14	15,694	15,708	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,588	818	(2,746)	(340)	2,381	(2,752)	2,415	—	2,044	1,704	46,008	47,712	81	(92)	81	70
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	2,477	475	(3,404)	(452)	69,200	(3,575)	—	—	65,625	65,173	44,594	109,767	2,344	(120)	—	2,224
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	5,217	1,218	(9,637)	(3,202)	45,456	(6,780)	31,797	—	70,473	67,271	134,432	201,703	1,544	(231)	1,087	2,400
iShares S&P 500 Growth Index ETF (Varoom)	(412)	1,358	14,939	15,885	423	(1,252)	—	—	(829)	15,056	126,285	141,341	11	(33)	—	(22)
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(6,568)	36,992	48,695	79,119	22,930	(33,329)	(51,370)	—	(61,769)	17,350	689,327	706,677	596	(869)	(1,309)	(1,582)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(130)	2,578	(1,440)	1,008	300	(5,144)	(659)	—	(5,503)	(4,495)	12,156	7,661	8	(136)	(17)	(145)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(534)	4,891	11,804	16,161	50,000	(12,704)	(1,507)	—	35,789	51,950	106,352	158,302	1,317	(338)	(39)	940
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(29,808)	29,045	344,562	343,799	1,211,355	(26,686)	74,277	—	1,258,946	1,602,745	2,179,468	3,782,213	32,046	(706)	2,075	33,415
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(804)	2,078	6,002	7,276	26,610	(3,776)	(731)	—	22,103	29,379	55,992	85,371	692	(104)	(15)	573
iShares Core S&P 500 Index ETF (Varoom)	591	5,354	33,710	39,655	1,270	(6,385)	—	—	(5,115)	34,540	345,573	380,113	33	(166)	—	(133)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(39,783)	352,935	581,612	894,764	371,578	(300,191)	(495,790)	—	(424,403)	470,361	8,341,552	8,811,913	9,922	(7,991)	(12,739)	(10,808)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(5,293)	35,643	49,767	80,117	15,260	(27,431)	(47,440)	—	(59,611)	20,506	772,302	792,808	423	(730)	(1,228)	(1,535)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	710	19,954	53,855	74,519	124,383	(9,883)	85,364	—	199,864	274,383	591,343	865,726	3,139	(250)	2,087	4,976
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(148,458)	137,346	2,996,993	2,985,881	11,511,375	(426,267)	789,904	—	11,875,012	14,860,893	20,741,995	35,602,888	300,416	(11,060)	21,180	310,536
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(10,403)	32,292	132,586	154,475	701,763	(51,170)	125,931	—	776,524	930,999	1,050,054	1,981,053	18,298	(1,342)	3,340	20,296
iShares S&P 500 Value Index ETF (Varoom)	331	1,029	5,497	6,857	—	(1,830)	—	—	(1,830)	5,027	69,195	74,222	—	(50)	—	(50)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(680)	24,798	16,673	40,791	8,992	(27,405)	(19,799)	—	(38,212)	2,579	445,585	448,164	248	(742)	(518)	(1,012)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(85)	1,322	1,635	2,872	8,924	(1,689)	(1,000)	—	6,235	9,107	29,857	38,964	233	(45)	(26)	162
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	798	1,171	12,728	14,697	50,000	(6,937)	109,202	—	152,265	166,962	33,629	200,591	1,288	(181)	2,813	3,920
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(3,102)	31,525	95,154	123,577	461,954	(19,120)	45,299	—	488,133	611,710	1,023,381	1,635,091	11,949	(489)	1,169	12,629
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(532)	2,191	7,660	9,319	16,476	(508)	(3,749)	—	12,219	21,538	99,922	121,460	417	(13)	(98)	306
iShares Core S&P MidCap Index ETF (Varoom)	(837)	2,704	14,999	16,866	423	(3,403)	—	—	(2,980)	13,886	219,282	233,168	11	(92)	1	(80)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(23,836)	76,487	116,237	168,888	100,875	(89,659)	(25,742)	—	(14,526)	154,362	2,356,640	2,511,002	2,794	(2,482)	(658)	(346)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(3,424)	8,923	14,033	19,532	10,980	(8,643)	(1,958)	—	379	19,911	282,734	302,645	295	(242)	(42)	11
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(1,072)	16,493	9,357	24,778	63,621	(4,422)	(2,747)	—	56,452	81,230	243,756	324,986	1,715	(116)	(53)	1,546
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(85,085)	22,738	639,792	577,445	3,296,072	(117,479)	629,170	—	3,807,763	4,385,208	5,949,775	10,334,983	86,499	(3,064)	16,627	100,062
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(4,461)	5,516	24,944	25,999	174,303	(9,517)	53,462	—	218,248	244,247	239,227	483,474	4,607	(254)	1,430	5,783
iShares Core S&P Small Cap Index ETF (Varoom)	(987)	28,293	(23,283)	4,023	212	(7,069)	(63,123)	—	(69,980)	(65,957)	204,117	138,160	6	(184)	(1,653)	(1,831)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(13,128)	34,347	20,960	42,179	50,437	(44,552)	38,424	—	44,309	86,488	1,184,595	1,271,083	1,338	(1,197)	1,066	1,207
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(2,019)	6,642	134	4,757	1,146	(6,748)	3,129	—	(2,473)	2,284	154,797	157,081	31	(186)	92	(63)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(754)	14,625	276	14,147	65,746	(992)	(23,342)	—	41,412	55,559	149,153	204,712	1,761	(25)	(538)	1,198

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2014

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	$(47,108)	$14,567	$225,771	$193,230	$1,648,090	$(58,401)	$459,595	$—	$2,049,284	$2,242,514	$2,992,137	$5,234,651	42,233	(1,491)	11,922	52,664
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(4,017)	3,782	17,394	17,159	185,015	(8,835)	46,529	—	222,709	239,868	181,649	421,517	4,804	(232)	1,211	5,783
iShares S&P Citigroup International Treasury Bond (Varoom)	(123)	8	(1,111)	(1,226)	212	(239)	—	—	(27)	(1,253)	27,609	26,356	8	(9)	—	(1)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(12,393)	1,459	(49,261)	(60,195)	50,437	(44,492)	119,490	—	125,435	65,240	1,142,072	1,207,312	2,004	(1,734)	4,814	5,084
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(226)	135	(835)	(926)	439	(1,006)	1,539	—	972	46	17,675	17,721	17	(39)	62	40
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(103)	16	(1,283)	(1,370)	—	—	23,812	—	23,812	22,442	11,372	33,814	—	—	934	934
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(49,409)	927	(217,019)	(265,501)	1,648,210	(57,887)	757,107	—	2,347,430	2,081,929	2,875,136	4,957,065	64,761	(2,272)	30,189	92,678
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(330)	46	(989)	(1,273)	—	(157)	2,057	—	1,900	627	22,088	22,715	—	(6)	82	76
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	557	48,709	(36,890)	12,376	—	(12,272)	53,060	—	40,788	53,164	223,250	276,414	—	(333)	1,226	893
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(2,733)	18,562	19,323	35,152	19,048	(18,003)	(11,423)	—	(10,378)	24,774	485,593	510,367	531	(511)	(298)	(278)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	196	627	12,030	12,853	50,000	—	1,500	—	51,500	64,353	108,511	172,864	1,428	—	43	1,471
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,236)	10,736	45,056	51,556	240,142	(12,222)	31,359	—	259,279	310,835	560,749	871,584	6,782	(356)	935	7,361
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	286	45	(935)	(604)	—	(688)	—	—	(688)	(1,292)	31,262	29,970	—	(33)	—	(33)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	137	529	(3,366)	(2,700)	18	(7,502)	6,942	—	(542)	(3,242)	158,028	154,786	1	(336)	376	41
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	498	(225)	(2,673)	(2,400)	14,386	(3,966)	236	—	10,656	8,256	55,479	63,735	505	(150)	9	364
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	138	1,769	(5,760)	(3,853)	87,164	(1,926)	25,633	—	110,871	107,018	130,321	237,339	3,445	(77)	1,059	4,427
Vanguard Tax-Managed International ETF (Varoom)	600	279	(3,777)	(2,898)	212	(277)	—	—	(65)	(2,963)	38,002	35,039	7	(9)	—	(2)
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	11,953	16,748	(127,612)	(98,911)	50,437	(44,480)	119,199	—	125,156	26,245	1,172,971	1,199,216	1,743	(1,512)	4,257	4,488
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	1,111	2,166	(15,487)	(12,210)	6,090	(1,672)	14,551	—	18,969	6,759	137,447	144,206	206	(57)	527	676
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	1,910	585	(12,796)	(10,301)	67,871	(1,010)	44,179	—	111,040	100,739	100,076	200,815	2,144	(30)	1,333	3,447
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	34,027	5,703	(426,725)	(386,995)	1,647,880	(58,108)	770,338	—	2,360,110	1,973,115	2,955,880	4,928,995	49,917	(1,750)	23,843	72,010
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	1,107	955	(23,018)	(20,956)	116,317	(7,833)	60,807	—	169,291	148,335	92,967	241,302	3,488	(251)	1,863	5,100
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	110	40	337	487	—	—	—	—	—	487	8,457	8,944	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	97	113	681	891	—	—	358	—	358	1,249	18,196	19,445	—	—	12	12
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	956	190	761	1,907	15,819	(801)	67,043	—	82,061	83,968	—	83,968	567	(29)	2,459	2,997
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	236	306	2,373	2,915	16,700	(1,181)	2,351	—	17,870	20,785	57,956	78,741	620	(44)	86	662
Vanguard Large-Cap Index ETF (Varoom)	44	372	6,398	6,814	—	—	—	—	—	6,814	59,806	66,620	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(2,178)	16,142	14,637	28,601	18,448	(12,933)	(16,168)	—	(10,653)	17,948	286,090	304,038	473	(347)	(427)	(301)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	(52)	4,456	14,347	18,751	65,819	(2,523)	23,967	—	87,263	106,014	110,421	216,435	1,698	(66)	620	2,252
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(3,988)	12,385	42,709	51,106	241,963	(9,292)	(10,244)	—	222,427	273,533	382,092	655,625	6,294	(251)	(253)	5,790
Vanguard Mega Cap Index ETF (Varoom)	48	79	3,269	3,396	—	—	—	—	—	3,396	29,910	33,306	—	—	—	—
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(99)	819	741	1,461	300	(847)	(779)	—	(1,326)	135	14,302	14,437	8	(22)	(20)	(34)
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	73	1,261	4,714	6,048	65,819	(4,198)	—	—	61,621	67,669	17,989	85,658	1,691	(110)	—	1,581
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(687)	1,985	6,562	7,860	6,105	(1,002)	(3,588)	—	1,515	9,375	79,407	88,782	151	(28)	(92)	31
Vanguard REIT Index ETF (Varoom)	1,169	384	11,639	13,192	—	(744)	—	—	(744)	12,448	47,467	59,915	—	(22)	—	(22)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,467	7,904	18,068	27,439	4,762	(5,247)	(12,938)	—	(13,423)	14,016	105,967	119,983	132	(148)	(362)	(378)
Vanguard REIT Index ETF (Varoom GLWB 3)	2,292	239	16,372	18,903	—	(4,794)	67,527	—	62,733	81,636	32,990	114,626	—	(139)	1,992	1,853
Vanguard REIT Index ETF (Varoom GLWB 5)	2,380	4,518	40,070	46,968	30,323	(1,645)	(15,893)	—	12,785	59,753	167,765	227,518	895	(51)	(454)	390
Vanguard Total Bond Market Index ETF (Varoom)	1,518	817	5,677	8,012	1,482	(1,786)	—	—	(304)	7,708	198,844	206,552	56	(68)	—	(12)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	11,642	66,630	200,022	278,294	353,062	(313,333)	315,587	—	355,316	633,610	7,934,725	8,568,335	13,617	(12,011)	12,126	13,732
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(447)	5,866	17,823	23,242	52,209	(22,824)	30,480	—	59,865	83,107	698,752	781,859	2,021	(880)	1,176	2,317
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,816	1,856	10,839	15,511	90,202	(5,843)	163,649	—	248,008	263,519	352,533	616,052	3,563	(230)	6,434	9,767
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(2,844)	103,191	681,280	781,627	11,537,945	(408,766)	3,325,158	—	14,454,337	15,235,964	19,986,711	35,222,675	464,821	(16,476)	134,148	582,493
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(2,886)	8,226	32,793	38,133	807,350	(57,505)	266,126	—	1,015,971	1,054,104	1,022,074	2,076,178	32,630	(2,309)	10,785	41,106
Vanguard VI Money Market (Varoom GLWB 2)	(115)	—	—	(115)	—	—	369	—	369	254	4,504	4,758	—	—	40	40
Vanguard VI Money Market (Varoom GLWB 3)	(2,060)	—	—	(2,060)	4,226	—	5,057	—	9,283	7,223	110,685	117,908	446	—	529	975
Vanguard VI Money Market (Varoom GLWB 5)	(2,574)	—	—	(2,574)	45,952	(9,648)	20,539	—	56,843	54,269	66,071	120,340	4,922	(1,042)	2,205	6,085
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(203)	110	(86)	(179)	20,890	(3,916)	994	—	17,968	17,789	24,519	42,308	854	(160)	41	735
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(2,838)	365	(368)	(2,841)	80,988	(1,856)	28,084	—	107,216	104,375	132,534	236,909	3,366	(77)	1,169	4,458

See accompanying notes.

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$11,347	$5,039	$39,696	$56,082	$10,000	$(7,760)	$720,955	$(1,091)	$722,104	$778,186	$108,716	$886,902	869	(749)	57,757	57,877
Touchstone Aggressive ETF (AnnuiChoice ®)	11,435	15,994	68,978	96,407	3,024	(58,401)	411,164	(309)	355,478	451,885	390,290	842,175	209	(3,865)	26,857	23,201
Touchstone Aggressive ETF (AnnuiChoice II)	12,048	46,364	57,877	116,289	12,688	(74,006)	123,606	(4,508)	57,780	174,069	528,127	702,196	761	(4,263)	6,704	3,202
Touchstone Aggressive ETF (GrandMaster flex3)	19,883	15,299	168,946	204,128	180	(53,637)	505,618	(373)	451,788	655,916	900,220	1,556,136	12	(3,718)	34,731	31,025
Touchstone Aggressive ETF (Grandmaster)	1,126	12,230	6,550	19,906	—	(460)	(23,432)	(5)	(23,897)	(3,991)	106,707	102,716	—	(33)	(1,707)	(1,740)
Touchstone Aggressive ETF (IQ Advisor Enhanced)	216	—	612	828	—	—	24,511	—	24,511	25,339	—	25,339	—	—	1,493	1,493
Touchstone Aggressive ETF (IQ Advisor Standard)	2,413	1,069	7,513	10,995	—	—	215,101	—	215,101	226,096	16,725	242,821	—	—	12,851	12,851
Touchstone Aggressive ETF (IQ Annuity)	75,878	27,715	605,420	709,013	2,260	(470,597)	3,606,411	(340)	3,137,734	3,846,747	2,979,168	6,825,915	150	(33,738)	245,458	211,870
Touchstone Aggressive ETF (Pinnacle)	4,723	1,960	25,866	32,549	—	(11,214)	331,148	(152)	319,782	352,331	104,946	457,277	—	(856)	22,390	21,534
Touchstone Aggressive ETF (Pinnacle IV)	6,776	48,984	24,368	80,128	50	(113,772)	446,073	(276)	332,075	412,203	352,263	764,466	3	(8,161)	30,401	22,243
Touchstone Aggressive ETF (Pinnacle Plus)	3,988	2,694	24,151	30,833	—	(2,586)	279,788	(376)	276,826	307,659	102,848	410,507	—	(218)	19,454	19,236
Touchstone Aggressive ETF (Pinnacle V)	36,269	37,921	293,298	367,488	422,967	(32,922)	(13,384)	(12,540)	364,121	731,609	1,592,266	2,323,875	25,101	(2,671)	(1,019)	21,411
Touchstone Baron Small Cap Growth (Pinnacle)	177,317	2,955	348,155	528,427	4,864	(251,309)	34,141	(474)	(212,778)	315,649	1,462,772	1,778,421	113	(5,144)	648	(4,383)
Touchstone Baron Small Cap Growth (Pinnacle IV)	158,327	63,211	209,957	431,495	8,064	(346,686)	487,128	(426)	148,080	579,575	998,271	1,577,846	319	(13,708)	19,692	6,303
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	20,122	31,671	58,190	109,983	—	(230,574)	(82,998)	(82)	(313,654)	(203,671)	417,108	213,437	—	—	(6,434)	(6,434)
Touchstone Baron Small Cap Growth (Pinnacle V)	176,929	18,290	107,756	302,975	478,216	(67,994)	475,826	(4,149)	881,899	1,184,874	535,167	1,720,041	31,996	(4,810)	30,348	57,534
Touchstone Baron Small Cap Growth (AdvantEdge)	63,513	31,774	74,589	169,876	16,036	(24,219)	43,438	(2,926)	32,329	202,205	447,004	649,209	1,042	(1,711)	2,345	1,676
Touchstone Baron Small Cap Growth (AnnuiChoice II)	58,707	17,340	67,917	143,964	111,141	(23,752)	23,629	(485)	110,533	254,497	340,413	594,910	6,030	(1,322)	1,205	5,913
Touchstone Baron Small Cap Growth (AnnuiChoice)	61,509	40,368	65,156	167,033	7,377	(62,980)	15,739	(770)	(40,634)	126,399	461,442	587,841	233	(2,212)	362	(1,617)
Touchstone Baron Small Cap Growth (GrandMaster flex3)	56,924	60,931	43,105	160,960	—	(62,180)	43,232	(369)	(19,317)	141,643	413,309	554,952	—	(2,528)	1,961	(567)
Touchstone Baron Small Cap Growth (Grandmaster)	43,911	46,154	17,951	108,016	—	(13,815)	53,907	(35)	40,057	148,073	281,922	429,995	—	(648)	2,142	1,494
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	705	9	1,169	1,883	—	—	—	—	—	1,883	4,791	6,674	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	23,484	1,603	40,404	65,491	—	(54,092)	109,022	—	54,930	120,421	99,231	219,652	—	(2,181)	4,918	2,737
Touchstone Baron Small Cap Growth (IQ Annuity)	346,241	87,541	550,737	984,519	29,926	(265,760)	508,936	(1,712)	271,390	1,255,909	2,212,392	3,468,301	1,180	(9,900)	21,620	12,900
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	4,260	9	834	5,103	—	—	34,028	—	34,028	39,131	—	39,131	—	—	2,058	2,058
Touchstone Baron Small Cap Growth (Pinnacle Plus)	27,404	66,790	8,649	102,843	220	(107,105)	(58,686)	(702)	(166,273)	(63,430)	354,596	291,166	8	(4,341)	(2,247)	(6,580)
Touchstone Conservative ETF (AdvantEdge)	10,360	4,629	7,771	22,760	—	(15,945)	87,695	(3,198)	68,552	91,312	331,946	423,258	—	(1,622)	7,239	5,617
Touchstone Conservative ETF (AnnuiChoice II)	44,649	21,083	27,411	93,143	2,479	(154,193)	164,923	(8,464)	4,745	97,888	1,280,742	1,378,630	183	(11,978)	12,151	356
Touchstone Conservative ETF (AnnuiChoice)	24,428	37,898	(1,375)	60,951	—	(184,690)	(38,737)	(145)	(223,572)	(162,621)	931,559	768,938	—	(13,236)	(2,777)	(16,013)
Touchstone Conservative ETF (GrandMaster flex3)	14,721	6,099	15,555	36,375	—	(99,286)	—	(384)	(99,670)	(63,295)	594,672	531,377	—	(7,550)	—	(7,550)
Touchstone Conservative ETF (Grandmaster)	5,286	5,830	(3,109)	8,007	—	(7,589)	93,807	(21)	86,197	94,204	57,821	152,025	—	(560)	6,994	6,434
Touchstone Conservative ETF (IQ Advisor Standard)	6,148	664	5,177	11,989	—	—	(1,918)	—	(1,918)	10,071	153,600	163,671	—	—	(128)	(128)
Touchstone Conservative ETF (IQ Annuity)	26,025	10,337	22,118	58,480	13,952	(76,847)	73,635	(785)	9,955	68,435	828,823	897,258	1,036	(5,769)	5,528	795
Touchstone Conservative ETF (Pinnacle)	6,276	875	3,285	10,436	598	(3,641)	63,587	(32)	60,512	70,948	121,612	192,560	44	(270)	4,679	4,453
Touchstone Conservative ETF (Pinnacle IV)	20,303	10,641	14,612	45,556	616	(288,600)	356,885	(269)	68,632	114,188	639,114	753,302	46	(21,597)	26,588	5,037
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	5,657	63	4,751	10,471	—	—	82,998	—	82,998	93,469	75,055	168,524	—	—	6,250	6,250
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	197	—	(22)	175	—	—	14,373	(7)	14,366	14,541	—	14,541	—	—	1,244	1,244
Touchstone Conservative ETF (Pinnacle Plus)	8,602	4,249	4,813	17,664	—	(7,171)	137,516	(168)	130,177	147,841	248,288	396,129	—	(559)	10,208	9,649
Touchstone Conservative ETF Fund (Pinnacle V)	183,344	127,851	36,799	347,994	758,695	(146,394)	1,394,015	(37,515)	1,968,801	2,316,795	3,892,771	6,209,566	56,842	(13,812)	105,779	148,809
Touchstone Core Bond (AdvantEdge)	3,468	(3,058)	(8,773)	(8,363)	17,013	(24,088)	(17,788)	(721)	(25,584)	(33,947)	222,233	188,286	1,393	(2,034)	(1,461)	(2,102)
Touchstone Core Bond (AnnuiChoice II)	5,270	378	(12,561)	(6,913)	823	(8,819)	21,546	(1,776)	11,774	4,861	205,851	210,712	61	(792)	1,615	884
Touchstone Core Bond (AnnuiChoice)	21,613	(8,808)	(43,066)	(30,261)	—	(103,253)	(16,878)	(1,349)	(121,480)	(151,741)	994,395	842,654	—	(6,531)	(1,068)	(7,599)
Touchstone Core Bond (GrandMaster flex3)	5,560	11	(17,785)	(12,214)	—	(71,718)	(13,313)	(475)	(85,506)	(97,720)	386,494	288,774	—	(5,013)	(917)	(5,930)
Touchstone Core Bond (Grandmaster)	33,236	(12,426)	(81,939)	(61,129)	—	(166,305)	(59,346)	(550)	(226,201)	(287,330)	1,829,223	1,541,893	—	(12,258)	(4,221)	(16,479)
Touchstone Core Bond (IQ Advisor Standard)	5,122	131	(10,153)	(4,900)	—	(3,391)	—	—	(3,391)	(8,291)	177,816	169,525	—	(235)	—	(235)
Touchstone Core Bond (IQ Annuity)	8,223	6,085	(33,946)	(19,638)	—	(35,759)	(80,223)	(406)	(116,388)	(136,026)	563,084	427,058	—	(2,472)	(5,378)	(7,850)
Touchstone Core Bond (Pinnacle)	13,408	2,229	(39,273)	(23,636)	1,200	(41,416)	(35,732)	(66)	(76,014)	(99,650)	694,705	595,055	80	(2,877)	(2,445)	(5,242)
Touchstone Core Bond (Pinnacle IV)	59,599	(52,152)	(137,330)	(129,883)	23,805	(630,760)	(581,084)	(899)	(1,188,938)	(1,318,821)	4,383,597	3,064,776	1,615	(43,722)	(39,653)	(81,760)
Touchstone Core Bond (Pinnacle Plus Reduced M&E)	879	—	(917)	(38)	—	(1,116)	28,904	(7)	27,781	27,743	—	27,743	—	(106)	2,718	2,612
Touchstone Core Bond (Pinnacle Plus)	7,366	(4,760)	(21,677)	(19,071)	—	(31,682)	(41,150)	(869)	(73,701)	(92,772)	518,668	425,896	—	(2,450)	(3,175)	(5,625)
Touchstone Core Bond (PinnacleV)	97,292	(37,838)	(221,247)	(161,793)	452,420	(178,472)	(51,759)	(14,661)	207,528	45,735	4,599,349	4,645,084	35,947	(15,236)	(3,500)	17,211
Touchstone Enhanced ETF (AdvantEdge)	3,523	170,608	(80,291)	93,840	—	(5,701)	(529,172)	(627)	(535,500)	(441,660)	441,661	1	—	(549)	(42,306)	(42,855)
Touchstone Enhanced ETF (AnnuiChoice II)	1,547	46,558	(21,774)	26,331	80	(1,506)	(145,151)	(208)	(146,785)	(120,454)	120,452	(2)	5	(102)	(7,986)	(8,083)
Touchstone Enhanced ETF (AnnuiChoice)	4,795	98,496	(18,858)	84,433	—	(82,618)	(418,723)	(261)	(501,602)	(417,169)	417,169	—	—	(5,901)	(27,142)	(33,043)

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (GrandMaster flex3)	$3,623	$205,812	$(115,791)	$93,644	$180	$(134,662)	$(505,627)	$(449)	$(640,558)	$(546,914)	$546,914	$—	14	(10,897)	(34,441)	(45,324)
Touchstone Enhanced ETF (Grandmaster)	(421)	33,483	(16,970)	16,092	—	(63,991)	(26,226)	(1)	(90,218)	(74,126)	74,126	—	—	(4,289)	(1,754)	(6,043)
Touchstone Enhanced ETF (IQ Advisor Enhanced)	347	8,126	(3,960)	4,513	—	(3)	(24,511)	(1)	(24,515)	(20,002)	20,002	—	—	—	(1,450)	(1,450)
Touchstone Enhanced ETF (IQ Advisor Standard)	3,410	13,155	23,355	39,920	—	—	(216,370)	(1)	(216,371)	(176,451)	176,451	—	—	—	(12,574)	(12,574)
Touchstone Enhanced ETF (IQ Annuity)	27,902	902,808	(244,581)	686,129	8,161	(379,544)	(3,615,220)	(451)	(3,987,054)	(3,300,925)	3,300,925	—	641	(27,871)	(244,086)	(271,316)
Touchstone Enhanced ETF (Pinnacle)	3,010	139,001	(81,377)	60,634	—	(11,253)	(331,767)	(105)	(343,125)	(282,491)	282,491	—	—	(843)	(22,185)	(23,028)
Touchstone Enhanced ETF (Pinnacle IV)	2,993	272,456	(161,109)	114,340	5,565	(222,198)	(518,231)	(335)	(735,199)	(620,859)	620,859	—	431	(16,449)	(35,011)	(51,029)
Touchstone Enhanced ETF (Pinnacle Plus)	1,778	112,062	(64,554)	49,286	—	(667)	(277,788)	(142)	(278,597)	(229,311)	229,311	—	—	(61)	(19,132)	(19,193)
Touchstone Enhanced ETF (Pinnacle V)	73	25,976	(12,491)	13,558	—	(7,847)	(80,979)	(121)	(88,947)	(75,389)	75,389	—	—	(494)	(4,642)	(5,136)
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	2,964	2,748	34,425	40,137	—	(3,101)	—	(174)	(3,275)	36,862	194,799	231,661	—	(196)	—	(196)
Touchstone GMAB Aggressive ETF (Pinnacle IV)	6,980	50,060	68,355	125,395	—	(60,618)	—	(584)	(61,202)	64,193	647,358	711,551	—	(3,748)	—	(3,748)
Touchstone GMAB Aggressive ETF (Pinnacle V)	6,736	8,671	110,058	125,465	—	(6,897)	—	(429)	(7,326)	118,139	621,805	739,944	—	(441)	—	(441)
Touchstone GMAB Conservative ETF (AnnuiChoice II)	6,478	6,044	3,687	16,209	—	(25,730)	—	(381)	(26,111)	(9,902)	261,969	252,067	—	(1,992)	—	(1,992)
Touchstone GMAB Conservative ETF (Pinnacle IV)	13,681	7,434	14,776	35,891	—	(23,934)	—	(117)	(24,051)	11,840	582,700	594,540	—	(1,837)	—	(1,837)
Touchstone GMAB Conservative ETF (Pinnacle V)	12,956	5,355	16,498	34,809	2,040	(12,000)	—	(192)	(10,152)	24,657	564,963	589,620	158	(919)	—	(761)
Touchstone GMAB Moderate ETF (AnnuiChoice II)	50	169	3,516	3,735	—	—	—	(30)	(30)	3,705	26,149	29,854	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice)	104	716	4,338	5,158	—	(1,439)	—	—	(1,439)	3,719	35,809	39,528	—	(90)	—	(90)
Touchstone GMAB Moderate ETF (Pinnacle IV)	(1,984)	53,158	84,698	135,872	544	(89,104)	—	(354)	(88,914)	46,958	1,007,732	1,054,690	37	(5,904)	—	(5,867)
Touchstone GMAB Moderate ETF(Pinnacle V)	(2,851)	41,637	77,143	115,929	1,800	(115,290)	—	(293)	(113,783)	2,146	908,152	910,298	128	(7,907)	—	(7,779)
Touchstone High Yield (AdvantEdge)	142,664	15,747	(96,970)	61,441	—	(118,884)	271,753	(1,136)	151,733	213,174	1,131,589	1,344,763	—	(8,233)	20,345	12,112
Touchstone High Yield (AnnuiChoice II)	20,162	1,768	(16,900)	5,030	40,560	(4,479)	3,414	(266)	39,229	44,259	119,324	163,583	2,666	(313)	225	2,578
Touchstone High Yield (AnnuiChoice)	33,356	7,580	(29,460)	11,476	—	(66,001)	(6,318)	(611)	(72,930)	(61,454)	335,938	274,484	—	(3,017)	(291)	(3,308)
Touchstone High Yield (GrandMaster flex3)	30,427	(984)	(19,286)	10,157	—	(58,128)	(91,941)	(251)	(150,320)	(140,163)	409,376	269,213	—	(2,938)	(4,660)	(7,598)
Touchstone High Yield (Grandmaster)	34,616	4,909	(31,419)	8,106	—	(14,308)	73,995	(50)	59,637	67,743	218,282	286,025	—	(859)	4,435	3,576
Touchstone High Yield (IQ Advisor Standard)	(4)	64	21	81	—	—	(1,988)	1	(1,987)	(1,906)	1,906	—	—	—	(110)	(110)
Touchstone High Yield (IQ Annuity)	65,052	(3,475)	(43,318)	18,259	745	(126,461)	148,950	(278)	22,956	41,215	499,790	541,005	36	(6,169)	7,334	1,201
Touchstone High Yield (Pinnacle)	76,727	(3,788)	(50,324)	22,615	7,628	(127,534)	3,709	(264)	(116,461)	(93,846)	692,410	598,564	381	(6,341)	231	(5,729)
Touchstone High Yield (Pinnacle IV)	86,202	293,024	(291,244)	87,982	36,258	(191,942)	(4,387,063)	(656)	(4,543,403)	(4,455,421)	5,432,672	977,251	1,816	(9,741)	(221,664)	(229,589)
Touchstone High Yield (Pinnacle II Reduced M&E)	688	2	(493)	197	—	—	—	(7)	(7)	190	5,486	5,676	—	—	—	—
Touchstone High Yield (Pinnacle Plus Reduced M&E)	3,467	(1)	(3,414)	52	—	(814)	27,087	(8)	26,265	26,317	—	26,317	—	(67)	2,221	2,154
Touchstone High Yield (Pinnacle Plus)	27,989	4,323	(23,612)	8,700	—	(99,997)	7,618	(730)	(93,109)	(84,409)	338,830	254,421	—	(5,838)	433	(5,405)
Touchstone High Yield (PinnacleV)	92,304	309,539	(244,370)	157,473	495,128	(686,466)	(8,728,123)	(1,452)	(8,920,913)	(8,763,440)	10,078,628	1,315,188	35,808	(49,106)	(639,650)	(652,948)
Touchstone Large Cap Core Equity (AdvantEdge)	(2,436)	72,002	104,318	173,884	38,323	(26,173)	(195,876)	(3,544)	(187,270)	(13,386)	648,212	634,826	3,189	(2,474)	(15,762)	(15,047)
Touchstone Large Cap Core Equity (AnnuiChoice II)	2,563	32,882	84,719	120,164	87,190	(14,165)	31,678	(792)	103,911	224,075	358,259	582,334	6,644	(1,137)	2,484	7,991
Touchstone Large Cap Core Equity (AnnuiChoice)	2,046	83,590	73,543	159,179	854	(166,906)	(27,958)	(888)	(194,898)	(35,719)	619,526	583,807	60	(12,158)	(2,038)	(14,136)
Touchstone Large Cap Core Equity (GrandMaster flex3)	(237)	27,238	8,047	35,048	139	(23,696)	(71,927)	(362)	(95,846)	(60,798)	187,715	126,917	10	(1,766)	(5,521)	(7,277)
Touchstone Large Cap Core Equity (Grandmaster)	(8)	4,010	14,026	18,028	78	(1,066)	(16,072)	(15)	(17,075)	953	70,211	71,164	5	(67)	(1,140)	(1,202)
Touchstone Large Cap Core Equity (IQ Advisor Standard)	28	1,531	2,896	4,455	11	(15,492)	—	—	(15,481)	(11,026)	21,635	10,609	1	(1,022)	—	(1,021)
Touchstone Large Cap Core Equity (IQ Annuity)	(431)	9,869	92,424	101,862	459	(76,985)	(920)	(505)	(77,951)	23,911	371,176	395,087	33	(5,618)	(68)	(5,653)
Touchstone Large Cap Core Equity (Pinnacle)	7,779	89,395	1,639,757	1,736,931	115,980	(886,600)	(17,398)	(3,990)	(792,008)	944,923	6,227,330	7,172,253	8,254	(60,396)	(348)	(52,490)
Touchstone Large Cap Core Equity (Pinnacle IV)	(3,282)	504,698	250,009	751,425	26,552	(286,428)	(495,935)	(1,015)	(756,826)	(5,401)	3,591,842	3,586,441	1,788	(18,949)	(45,416)	(62,577)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	1,673	10,770	81,496	93,939	559	(68,400)	122,638	(63)	54,734	148,673	290,068	438,741	—	—	3,537	3,537
Touchstone Large Cap Core Equity (Pinnacle Plus)	(1,406)	36,123	61,072	95,789	653	(38,919)	(68,156)	(1,079)	(107,501)	(11,712)	369,676	357,964	41	(2,578)	(4,319)	(6,856)
Touchstone Large Cap Core Equity (PinnacleV)	(11,187)	983,030	412,496	1,384,339	984,612	(528,545)	(1,059,555)	(6,227)	(609,715)	774,624	6,559,534	7,334,158	94,119	(51,451)	(140,806)	(98,138)
Touchstone Mid Cap Growth (AdvantEdge)	1,553	12,292	4,799	18,644	278	(9,136)	40,938	(22)	32,058	50,702	33,636	84,338	22	(764)	3,502	2,760
Touchstone Mid Cap Growth (AnnuiChoice II)	9,706	(27,327)	390,015	372,394	15,625	(79,975)	(19,032)	(749)	(84,131)	288,263	1,186,552	1,474,815	1,059	(6,173)	(1,262)	(6,376)
Touchstone Mid Cap Growth (AnnuiChoice)	11,977	272,457	184,171	468,605	22,137	(231,876)	(179,724)	(2,582)	(392,045)	76,560	1,621,841	1,698,401	1,025	(10,921)	(8,922)	(18,818)
Touchstone Mid Cap Growth (GrandMaster flex3)	(1,674)	60,125	29,288	87,739	5,912	(26,264)	(376,807)	(203)	(397,362)	(309,623)	523,916	214,293	278	(1,177)	(19,332)	(20,231)
Touchstone Mid Cap Growth (Grandmaster)	677	29,373	11,137	41,187	1,090	(6,756)	(1,463)	(53)	(7,182)	34,005	134,037	168,042	57	(388)	(149)	(480)
Touchstone Mid Cap Growth (IQ Advisor Standard)	72	18	1,499	1,589	48	—	—	—	48	1,637	4,655	6,292	2	—	—	2
Touchstone Mid Cap Growth (IQ Annuity)	4,848	105,385	112,496	222,729	12,661	(35,990)	73,152	(655)	49,168	271,897	705,806	977,703	596	(1,714)	2,761	1,643
Touchstone Mid Cap Growth (Pinnacle)	2,595	95,192	67,086	164,873	5,524	(63,317)	(54,750)	(416)	(112,959)	51,914	576,355	628,269	254	(3,217)	(2,697)	(5,660)
Touchstone Mid Cap Growth (Pinnacle IV)	6,978	248,567	265,379	520,924	21,743	(280,169)	213,121	(897)	(46,202)	474,722	1,554,587	2,029,309	1,020	(13,123)	10,607	(1,496)
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	54	15	1,847	1,916	59	—	—	(7)	52	1,968	5,732	7,700	—	—	2	2
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	371	7	2,623	3,001	135	—	33,606	(5)	33,736	36,737	—	36,737	10	—	2,439	2,449
Touchstone Mid Cap Growth (Pinnacle Plus)	112	36,165	63,466	99,743	2,876	(83,817)	(28,879)	(1,176)	(110,996)	(11,253)	361,703	350,450	130	(4,103)	(1,287)	(5,260)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (PinnacleV)	$10,840	$65,795	$477,401	$554,036	$367,793	$(72,567)	$179,055	$(10,215)	$464,066	$1,018,102	$1,459,447	$2,477,549	31,169	(6,897)	15,623	39,895
Touchstone Moderate ETF (AdvantEdge)	3,240	8,250	130,206	141,696	—	(16,465)	(10,076)	(8,464)	(35,005)	106,691	999,387	1,106,078	—	(2,110)	(833)	(2,943)
Touchstone Moderate ETF (AnnuiChoice II)	15,972	76,533	228,228	320,733	26,298	(172,340)	(10,431)	(15,778)	(172,251)	148,482	2,183,365	2,331,847	2,239	(15,182)	(856)	(13,799)
Touchstone Moderate ETF (AnnuiChoice)	17,544	137,161	244,927	399,632	2,663	(984,254)	(11,287)	(1,590)	(994,468)	(594,836)	3,102,550	2,507,714	183	(68,476)	(804)	(69,097)
Touchstone Moderate ETF (GrandMaster flex3)	6,111	29,116	200,078	235,305	—	(58,464)	(10)	(889)	(59,363)	175,942	1,648,554	1,824,496	—	(4,328)	(1)	(4,329)
Touchstone Moderate ETF (Grandmaster)	1,875	17,294	6,992	26,161	—	(37,583)	100,132	(75)	62,474	88,635	147,310	235,945	—	(2,617)	7,100	4,483
Touchstone Moderate ETF (IQ Advisor Enhanced)	517	80	5,839	6,436	—	—	—	—	—	6,436	41,818	48,254	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard)	1,020	14,016	(440)	14,596	—	—	(56,221)	—	(56,221)	(41,625)	128,803	87,178	—	—	(3,696)	(3,696)
Touchstone Moderate ETF (IQ Annuity)	7,476	35,382	226,592	269,450	350	(281,926)	77,041	(1,302)	(205,837)	63,613	1,922,849	1,986,462	26	(20,332)	5,577	(14,729)
Touchstone Moderate ETF (Pinnacle)	2,058	17,128	52,359	71,545	1,200	(55,133)	(13,339)	(311)	(67,583)	3,962	494,874	498,836	88	(3,972)	(742)	(4,626)
Touchstone Moderate ETF (Pinnacle IV)	13,630	171,080	285,886	470,596	2,146	(442,399)	25,283	(968)	(415,938)	54,658	3,437,150	3,491,808	155	(32,317)	1,841	(30,321)
Touchstone Moderate ETF (Pinnacle Plus)	521	25,385	28,527	54,433	—	(28,904)	(32,081)	(338)	(61,323)	(6,890)	402,346	395,456	—	(2,156)	(2,313)	(4,469)
Touchstone Moderate ETF (Pinnacle V)	9,373	217,783	312,151	539,307	479,281	(906,755)	(10,597)	(26,524)	(464,595)	74,712	3,942,416	4,017,128	40,248	(78,654)	(927)	(39,333)
Touchstone Money Market (AdvantEdge)	(22,419)	—	—	(22,419)	2,976	(335,351)	1,115,961	(162)	783,424	761,005	56,120	817,125	314	(35,407)	115,858	80,765
Touchstone Money Market (AnnuiChoice II)	(14,624)	—	—	(14,624)	12,638	(103,107)	1,430,060	(744)	1,338,847	1,324,223	491,384	1,815,607	1,318	(10,848)	149,090	139,560
Touchstone Money Market (AnnuiChoice)	(11,683)	—	—	(11,683)	212	(96,551)	157,272	(1,760)	59,173	47,490	1,012,024	1,059,514	19	(8,870)	14,059	5,208
Touchstone Money Market (GrandMaster flex3)	(31,264)	—	—	(31,264)	78,000	(765,459)	665,496	(1,302)	(23,265)	(54,529)	1,393,994	1,339,465	7,536	(74,598)	63,823	(3,239)
Touchstone Money Market (Grandmaster)	(48,232)	—	—	(48,232)	120,178	(696,621)	901,710	(1,279)	323,988	275,756	3,068,782	3,344,538	11,411	(66,544)	85,437	30,304
Touchstone Money Market (IQ Advisor Enhanced)	(143)	—	—	(143)	—	(115,509)	(429,299)	1	(544,807)	(544,950)	544,950	—	—	(11,751)	(43,642)	(55,393)
Touchstone Money Market (IQ Annuity)	(4,878)	—	—	(4,878)	—	(127,627)	142,868	(199)	15,042	10,164	206,855	217,019	—	(12,201)	13,465	1,264
Touchstone Money Market (IQ3)	(34,236)	—	—	(34,236)	29,847	(422,209)	(1,920,810)	(2,389)	(2,315,561)	(2,349,797)	4,394,878	2,045,081	2,841	(40,499)	(182,189)	(219,847)
Touchstone Money Market (Pinnacle)	(41,280)	—	—	(41,280)	4,138	(982,219)	290,994	(1,990)	(689,077)	(730,357)	3,038,541	2,308,184	392	(97,498)	31,140	(65,966)
Touchstone Money Market (Pinnacle IV)	(79,634)	—	—	(79,634)	95,169	(1,080,327)	4,068,181	(1,354)	3,081,669	3,002,035	2,931,438	5,933,473	9,139	(104,085)	389,584	294,638
Touchstone Money Market (Pinnacle II Reduced M&E)	(513)	—	—	(513)	—	—	(33,595)	(100)	(33,695)	(34,208)	65,403	31,195	—	—	(3,189)	(3,189)
Touchstone Money Market (Pinnacle Plus Reduced M&E)	(1)	—	—	(1)	—	—	512	—	512	511	—	511	—	—	53	53
Touchstone Money Market (Pinnacle Plus)	(15,599)	—	—	(15,599)	2,201	(367,795)	256,422	(366)	(109,538)	(125,137)	991,842	866,705	235	(39,199)	27,273	(11,691)
Touchstone Money Market (Pinnacle V)	(126,552)	—	—	(126,552)	1,136,493	(437,439)	7,570,162	(449)	8,268,767	8,142,215	2,238,358	10,380,573	121,108	(46,316)	799,795	874,587
Touchstone Third Avenue Value (AdvantEdge)	1,826	62,405	4	64,235	—	(298,120)	19,070	(228)	(279,278)	(215,043)	382,004	166,961	—	(27,137)	1,747	(25,390)
Touchstone Third Avenue Value (AnnuiChoice II)	25,271	40,846	103,907	170,024	2,238	(67,003)	(29,238)	(1,026)	(95,029)	74,995	799,179	874,174	199	(6,440)	(2,598)	(8,839)
Touchstone Third Avenue Value (AnnuiChoice)	55,152	149,880	167,122	372,154	35,868	(266,478)	(99,578)	(2,876)	(333,064)	39,090	1,791,672	1,830,762	1,601	(12,768)	(5,079)	(16,246)
Touchstone Third Avenue Value (GrandMaster flex3)	14,201	50,685	50,860	115,746	—	(92,822)	(4,583)	(440)	(97,845)	17,901	562,995	580,896	—	(5,591)	(207)	(5,798)
Touchstone Third Avenue Value (Grandmaster)	19,751	5,927	141,166	166,844	45,774	(169,442)	(88,298)	(210)	(212,176)	(45,332)	821,867	776,535	3,063	(10,666)	(5,449)	(13,052)
Touchstone Third Avenue Value (IQ Advisor Enhanced)	48	3	229	280	—	—	—	—	—	280	1,201	1,481	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard)	11,973	26,578	34,983	73,534	—	(63,227)	(11,625)	—	(74,852)	(1,318)	355,692	354,374	—	(3,854)	(729)	(4,583)
Touchstone Third Avenue Value (IQ Annuity)	60,874	(70,196)	467,154	457,832	59,344	(239,589)	(48,773)	(1,876)	(230,894)	226,938	2,133,281	2,360,219	3,465	(13,574)	(2,639)	(12,748)
Touchstone Third Avenue Value (Pinnacle)	139,615	(453,226)	1,398,218	1,084,607	56,410	(919,891)	(168,616)	(1,938)	(1,034,035)	50,572	5,285,249	5,335,821	1,103	(17,137)	(2,949)	(18,983)
Touchstone Third Avenue Value (Pinnacle IV)	64,239	397,712	107,483	569,434	3,647	(642,773)	(362,236)	(1,629)	(1,002,991)	(433,557)	3,076,281	2,642,724	203	(35,864)	(20,620)	(56,281)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	18,339	825	81,287	100,451	—	—	123,471	(73)	123,398	223,849	371,797	595,646	—	—	2,278	2,278
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	1,211	170	1,018	2,399	—	(1,907)	32,227	(2)	30,318	32,717	—	32,717	—	(145)	2,577	2,432
Touchstone Third Avenue Value (Pinnacle Plus)	20,669	55,676	108,895	185,240	2,850	(86,119)	(36,199)	(1,073)	(120,541)	64,699	862,719	927,418	150	(4,555)	(1,664)	(6,069)
Touchstone Third Avenue Value (Pinnacle V)	16,041	16,454	71,002	103,497	78,791	(52,601)	(12,906)	(903)	12,381	115,878	487,340	603,218	8,385	(5,866)	(1,868)	651
Non-Affiliated Initial Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Balanced (Pinnacle)	65,216	41,407	132,361	238,984	—	(322,150)	(10,549)	(733)	(333,432)	(94,448)	1,557,785	1,463,337	—	(26,761)	(832)	(27,593)
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	277	5	669	951	—	—	—	(6)	(6)	945	5,180	6,125	—	—	—	—
Fidelity VIP Overseas (Pinnacle)	510	(19,810)	72,353	53,053	—	(53,892)	—	(77)	(53,969)	(916)	216,691	215,775	—	(6,157)	—	(6,157)
Fidelity VIP Overseas (Pinnacle IV)	272	(7,847)	36,004	28,429	—	(10,582)	(11,678)	(106)	(22,366)	6,063	115,385	121,448	—	(1,293)	(1,349)	(2,642)
Fidelity VIP Equity-Income (Grandmaster)	752,148	(56,575)	1,605,829	2,301,402	89,615	(1,072,874)	(27,673)	(4,559)	(1,015,491)	1,285,911	9,034,946	10,320,857	1,456	(16,838)	(393)	(15,775)
Fidelity VIP Equity-Income (Pinnacle)	198,195	(86,202)	485,503	597,496	55,457	(459,555)	34,544	(1,148)	(370,702)	226,794	2,474,171	2,700,965	3,303	(26,548)	2,064	(21,181)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	3,927	78	7,034	11,039	—	—	—	—	—	11,039	41,283	52,322	—	—	—	—
Fidelity VIP Growth (Grandmaster)	(69,556)	463,511	1,643,592	2,037,547	—	(1,000,404)	(162,173)	(3,882)	(1,166,459)	871,088	6,526,240	7,397,328	—	(13,966)	(2,268)	(16,234)
Fidelity VIP High Income (Grandmaster)	112,927	65,772	(76,046)	102,653	35,453	(243,962)	(491,050)	(787)	(700,346)	(597,693)	3,171,300	2,573,607	1,419	(9,844)	(20,293)	(28,718)
Fidelity VIP II Asset Manager (Grandmaster)	23,290	119,623	664,874	807,787	134,713	(923,465)	(161,498)	(3,219)	(953,469)	(145,682)	6,303,458	6,157,776	2,996	(21,108)	(3,639)	(21,751)
Fidelity VIP II Contrafund (Grandmaster)	(31,268)	71,154	2,930,937	2,970,823	143,369	(1,081,516)	(322,895)	(5,278)	(1,266,320)	1,704,503	10,689,676	12,394,179	2,775	(20,901)	(6,349)	(24,475)
Fidelity VIP II Contrafund (Pinnacle)	(16,482)	60,987	1,605,750	1,650,255	46,854	(677,405)	(30,263)	(3,260)	(664,074)	986,181	5,932,363	6,918,544	1,937	(26,987)	(1,187)	(26,237)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	23	130	18,458	18,611	—	—	—	(7)	(7)	18,604	62,363	80,967	—	—	—	—
Fidelity VIP II Index 500 (Grandmaster)	69,402	134,325	1,008,615	1,212,342	—	(323,277)	(8,887)	(2,306)	(334,470)	877,872	4,127,318	5,005,190	—	(8,151)	(228)	(8,379)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Intial Class (continued):
Fidelity VIP II Index 500 (IQ Annuity)	$5,005	$6,293	$81,060	$92,358	$—	$(9,844)	$—	$(262)	$(10,106)	$82,252	$307,406	$389,658	—	(736)	—	(736)
Fidelity VIP II Index 500 (Pinnacle)	39,376	5,217	683,821	728,414	—	(535,159)	—	(1,661)	(536,820)	191,594	2,588,553	2,780,147	—	(45,749)	1	(45,748)
Fidelity VIP II Index 500 (Pinnacle IV)	2,284	2,238	46,483	51,005	—	(32,673)	(6,966)	(64)	(39,703)	11,302	176,568	187,870	—	(2,678)	(582)	(3,260)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	710	1,368	9,391	11,469	—	(6,620)	—	(5)	(6,625)	4,844	39,346	44,190	—	—	(555)	(555)
Fidelity VIP II Investment Grade Bond (Pinnacle)	38,562	6,773	(104,293)	(58,958)	—	(171,345)	(41,297)	(655)	(213,297)	(272,255)	1,973,945	1,701,690	—	(13,469)	(3,248)	(16,717)
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	16,558	7,622	(52,761)	(28,581)	—	(140,125)	(22,670)	(320)	(163,115)	(191,696)	988,125	796,429	—	(10,957)	(1,811)	(12,768)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	30	(1,648)	(2,916)	(4,534)	—	—	(212,514)	—	(212,514)	(217,048)	261,317	44,269	—	—	(16,526)	(16,526)
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	9,010	1,442	(20,191)	(9,739)	—	(6,676)	(18,667)	(833)	(26,176)	(35,915)	379,963	344,048	—	(574)	(1,394)	(1,968)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,286	21	(2,853)	(1,546)	—	—	—	(11)	(11)	(1,557)	53,222	51,665	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	3,932	640	(11,484)	(6,912)	—	(14,684)	—	(562)	(15,246)	(22,158)	216,335	194,177	—	(1,206)	—	(1,206)
Fidelity VIP II Investment Grade Bond (Grandmaster)	52,595	9,029	(141,518)	(79,894)	—	(213,824)	(2,586)	(936)	(217,346)	(297,240)	2,664,257	2,367,017	—	(5,596)	(68)	(5,664)
Fidelity VIP II Investment Grade Bond (IQ Annuity)	19,943	3,715	(56,561)	(32,903)	—	(83,761)	—	(290)	(84,051)	(116,954)	1,066,535	949,581	—	(4,638)	—	(4,638)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	133	(20)	(83)	30	—	(1,199)	20,801	—	19,602	19,632	—	19,632	—	(113)	1,962	1,849
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	722	786	(3,987)	(2,479)	—	(10,669)	(31,560)	(126)	(42,355)	(44,834)	79,300	34,466	—	(861)	(2,550)	(3,411)
Fidelity VIP III Balanced (Grandmaster)	84,877	49,985	164,482	299,344	—	(398,179)	—	(876)	(399,055)	(99,711)	1,904,141	1,804,430	—	(20,049)	3	(20,046)
Fidelity VIP Overseas (AnnuiChoice)	895	(3,171)	33,062	30,786	—	(7,496)	—	(703)	(8,199)	22,587	110,136	132,723	—	(906)	—	(906)
Fidelity VIP Overseas (AnnuiChoice II)	347	(3,276)	18,666	15,737	—	(10,289)	—	(140)	(10,429)	5,308	58,478	63,786	—	(1,119)	—	(1,119)
Fidelity VIP Overseas (Grandmaster flex3)	4	16	535	555	—	—	—	(8)	(8)	547	1,957	2,504	—	(1)	—	(1)
Fidelity VIP Overseas (Grandmaster)	8,687	(85,213)	703,759	627,233	—	(289,621)	(90,626)	(1,388)	(381,635)	245,598	2,430,014	2,675,612	—	(9,389)	(2,912)	(12,301)
Fidelity VIP Overseas (IQ Annuity)	78	(42)	5,691	5,727	—	(40)	—	(19)	(59)	5,668	20,081	25,749	—	(6)	—	(6)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	(1)	45	—	44	—	(508)	465	(1)	(44)	—	—	—	—	(41)	41	—
Fidelity VIP Overseas (Pinnacle Plus)	38	4,269	8,458	12,765	—	(10,652)	(465)	(168)	(11,285)	1,480	54,461	55,941	—	(1,335)	(53)	(1,388)
Non-Affiliated Service Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income (IQ Annuity)	25,296	(9,219)	70,051	86,128	1,513	(16,859)	(55,759)	(152)	(71,257)	14,871	345,896	360,767	97	(1,122)	(3,579)	(4,604)
Fidelity VIP Growth (IQ Annuity)	(4,492)	8,901	106,540	110,949	—	(15,134)	—	(250)	(15,384)	95,565	326,617	422,182	—	(1,190)	—	(1,190)
Fidelity VIP Growth (Pinnacle)	(5,836)	32,212	132,076	158,452	—	(89,709)	—	(340)	(90,049)	68,403	500,152	568,555	—	(7,554)	5	(7,549)
Fidelity VIP Growth (Pinnacle II Reduced M&E)	(12)	3	470	461	—	—	—	(6)	(6)	455	1,333	1,788	—	—	(1)	(1)
Fidelity VIP High Income (IQ Annuity)	13,209	12,898	(11,991)	14,116	—	(9,195)	(88,381)	(111)	(97,687)	(83,571)	408,360	324,789	—	(661)	(6,364)	(7,025)
Fidelity VIP II Asset Manager (IQ Annuity)	(671)	23,779	(15,747)	7,361	—	(201)	(86,107)	(23)	(86,331)	(78,970)	93,131	14,161	—	(16)	(6,109)	(6,125)
Fidelity VIP II Contrafund (IQ Annuity)	(3,631)	2,309	224,877	223,555	25,285	(44,440)	33,466	(371)	13,940	237,495	757,770	995,265	1,398	(2,445)	1,780	733
Fidelity VIP III Balanced (IQ Annuity)	5,680	1,041	14,419	21,140	—	(8,467)	—	(114)	(8,581)	12,559	123,155	135,714	—	(584)	—	(584)
Fidelity VIP III Mid Cap (Grandmaster)	145,270	29,263	214,458	388,991	—	(351,904)	(17,254)	(529)	(369,687)	19,304	1,313,765	1,333,069	—	(8,029)	(428)	(8,457)
Fidelity VIP III Mid Cap (IQ Annuity)	95,030	11,857	143,140	250,027	—	(111,622)	(41,641)	(256)	(153,519)	96,508	793,357	889,865	—	(2,420)	(878)	(3,298)
Fidelity VIP III Mid Cap (Pinnacle)	421,244	27,738	628,269	1,077,251	—	(762,930)	(16,581)	(1,439)	(780,950)	296,301	3,556,053	3,852,354	—	(17,924)	(388)	(18,312)
Fidelity VIP Overseas (IQ Annuity)	81	(157)	8,354	8,278	—	(441)	—	(5)	(446)	7,832	29,458	37,290	—	(36)	—	(36)
Non-Affiliated Service Class 2:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager (IQ3)	349	105	30,010	30,464	—	(11,903)	(354)	(377)	(12,634)	17,830	231,051	248,881	—	(870)	(24)	(894)
Fidelity VIP Asset Manager (AdvantEdge)	(2)	1,712	9,612	11,322	—	(3,961)	2,331	(452)	(2,082)	9,240	84,068	93,308	—	(379)	209	(170)
Fidelity VIP Asset Manager (AnnuiChoice II)	440	1,860	8,988	11,288	4,193	(7,454)	8,419	(115)	5,043	16,331	75,605	91,936	310	(546)	629	393
Fidelity VIP Asset Manager (AnnuiChoice)	1,602	5,772	27,342	34,716	—	(32,637)	16	(230)	(32,851)	1,865	246,908	248,773	—	(2,095)	1	(2,094)
Fidelity VIP Asset Manager (GrandMaster flex3)	80	874	14,082	15,036	360	(682)	—	(48)	(370)	14,666	111,194	125,860	25	(52)	—	(27)
Fidelity VIP Asset Manager (IQ Advisor Standard)	32	124	136	292	—	—	1,208	—	1,208	1,500	1,561	3,061	—	—	77	77
Fidelity VIP Asset Manager (Pinnacle)	109	3,642	(289)	3,462	—	(19,748)	21,105	(53)	1,304	4,766	23,602	28,368	—	(1,358)	1,456	98
Fidelity VIP Asset Manager (Pinnacle IV)	72	4,850	9,516	14,438	—	(12,556)	(19)	(29)	(12,604)	1,834	112,689	114,523	—	(887)	(1)	(888)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	(4)	—	105	101	—	—	11,412	(7)	11,405	11,506	—	11,506	—	(1)	922	921
Fidelity VIP Asset Manager (Pinnacle Plus)	(22)	9,173	80	9,231	—	(2,742)	(25,558)	(176)	(28,476)	(19,245)	85,515	66,270	—	(206)	(1,759)	(1,965)
Fidelity VIP Asset Manager (Pinnacle V)	656	7,394	42,416	50,466	56,350	(7,462)	(5,006)	(1,316)	42,566	93,032	348,299	441,331	4,728	(724)	(415)	3,589
Fidelity VIP Balanced (AdvantEdge)	10,453	7,189	20,543	38,185	—	(40,457)	70,824	(1,268)	29,099	67,284	230,982	298,266	—	(3,325)	5,326	2,001
Fidelity VIP Balanced (AnnuiChoice II)	24,014	9,531	49,453	82,998	36,331	(24,670)	76,488	(1,218)	86,931	169,929	419,583	589,512	2,717	(1,896)	5,504	6,325
Fidelity VIP Balanced (AnnuiChoice)	29,947	17,416	56,659	104,022	—	(93,454)	54,950	(622)	(39,126)	64,896	574,117	639,013	—	(5,726)	3,465	(2,261)
Fidelity VIP Balanced (GrandMaster flex3)	13,332	9,303	27,254	49,889	—	(60,355)	(4,736)	(353)	(65,444)	(15,555)	317,456	301,901	—	(3,633)	(274)	(3,907)
Fidelity VIP Balanced (Grandmaster)	55,342	7,719	138,145	201,206	1,145	(148,517)	33,783	(212)	(113,801)	87,405	1,198,988	1,286,393	76	(9,613)	2,123	(7,414)
Fidelity VIP Balanced (IQ Advisor Standard)	9,322	1,337	19,604	30,263	—	(34,821)	—	—	(34,821)	(4,558)	182,619	178,061	—	(2,176)	—	(2,176)
Fidelity VIP Balanced (IQ3)	35,456	14,855	77,680	127,991	744	(57,800)	46,026	(711)	(11,741)	116,250	746,730	862,980	49	(3,853)	2,908	(896)
Fidelity VIP Balanced (Pinnacle)	18,952	42,487	16,985	78,424	23,686	(67,061)	(63,295)	(145)	(106,815)	(28,391)	445,705	417,314	1,581	(4,411)	(3,551)	(6,381)
Fidelity VIP Balanced (Pinnacle IV)	55,514	62,738	90,118	208,370	877	(233,667)	35,896	(518)	(197,412)	10,958	1,259,266	1,270,224	50	(13,537)	2,041	(11,446)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	$835	$35	$1,496	$2,366	$—	$(745)	$36,552	$—	$35,807	$38,173	$—	$38,173	—	(55)	2,872	2,817
Fidelity VIP Balanced (Pinnacle Plus)	5,707	6,211	10,519	22,437	—	(4,275)	(19,815)	(182)	(24,272)	(1,835)	135,671	133,836	—	(295)	(1,218)	(1,513)
Fidelity VIP Balanced (Pinnacle V)	39,645	21,324	85,783	146,752	101,436	(47,543)	(22,093)	(2,211)	29,589	176,341	845,482	1,021,823	8,573	(4,268)	(2,041)	2,264
Fidelity VIP Contrafund (AdvantEdge)	(20,502)	205,909	559,013	744,420	199,647	(206,716)	177,934	(17,938)	152,927	897,347	2,578,011	3,475,358	16,529	(18,694)	13,499	11,334
Fidelity VIP Contrafund (AnnuiChoice II)	(6,977)	125,082	693,371	811,476	442,021	(135,575)	86,745	(8,358)	384,833	1,196,309	2,552,262	3,748,571	32,169	(10,619)	7,020	28,570
Fidelity VIP Contrafund (AnnuiChoice)	(5,427)	306,146	572,917	873,636	13,899	(474,607)	92,830	(5,781)	(373,659)	499,977	3,099,905	3,599,882	717	(24,585)	4,652	(19,216)
Fidelity VIP Contrafund (GrandMaster flex3)	(10,995)	176,378	241,661	407,044	11,130	(258,772)	144,447	(1,092)	(104,287)	302,757	1,487,833	1,790,590	579	(13,784)	7,379	(5,826)
Fidelity VIP Contrafund (IQ Advisor Standard)	529	4,855	43,862	49,246	—	(22,780)	107,075	—	84,295	133,541	84,910	218,451	—	(1,184)	6,085	4,901
Fidelity VIP Contrafund (IQ3)	(29,274)	81,237	1,156,599	1,208,562	24,900	(519,586)	401,280	(4,229)	(97,635)	1,110,927	4,008,302	5,119,229	1,336	(27,268)	23,484	(2,448)
Fidelity VIP Contrafund (Pinnacle IV)	(46,119)	1,269,682	523,444	1,747,007	38,096	(2,145,345)	(80,106)	(2,185)	(2,189,540)	(442,533)	7,184,504	6,741,971	1,967	(111,437)	(4,261)	(113,731)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	143	277	17,260	17,680	—	(962)	65,745	(9)	64,774	82,454	40,199	122,653	—	(65)	4,649	4,584
Fidelity VIP Contrafund (Pinnacle Plus)	(11,042)	183,303	144,573	316,834	1,425	(127,858)	159,148	(1,227)	31,488	348,322	1,129,031	1,477,353	72	(6,566)	7,542	1,048
Fidelity VIP Contrafund (Pinnacle V)	(45,371)	209,790	1,899,555	2,063,974	2,139,433	(343,271)	407,228	(37,661)	2,165,729	4,229,703	6,248,302	10,478,005	183,122	(32,587)	33,380	183,915
Fidelity VIP Disciplined Small Cap (Advantedge)	186	29	682	897	58	—	—	(13)	45	942	2,493	3,435	4	(1)	—	3
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	2,201	6,041	5,311	13,553	4,186	(6,374)	(18,370)	(238)	(20,796)	(7,243)	45,139	37,896	362	(531)	(1,565)	(1,734)
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	7,421	4,266	20,382	32,069	2,094	(5,411)	8,528	(153)	5,058	37,127	87,943	125,070	170	(489)	679	360
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	2,580	119	9,695	12,394	798	—	(207)	(15)	576	12,970	34,466	47,436	67	(1)	(19)	47
Fidelity VIP Disciplined Small Cap (GrandMaster)	2,688	2,527	6,632	11,847	944	(37,391)	43,650	(22)	7,181	19,028	29,163	48,191	78	(3,008)	3,562	632
Fidelity VIP Disciplined Small Cap (IQ Annuity)	3,578	2,578	12,442	18,598	1,075	(23,467)	4,397	(49)	(18,044)	554	62,945	63,499	90	(2,098)	356	(1,652)
Fidelity VIP Disciplined Small Cap (Pinnacle)	11,221	26,073	18,618	55,912	3,246	(44,840)	7,000	(138)	(34,732)	21,180	175,189	196,369	270	(3,988)	593	(3,125)
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	20,860	2,918	70,967	94,745	6,006	(9,130)	18,286	(187)	14,975	109,720	264,477	374,197	502	(800)	1,391	1,093
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	2,036	89	(102)	2,023	102	—	32,991	(5)	33,088	35,111	—	35,111	9	—	2,657	2,666
Fidelity VIP Disciplined Small Cap (Pinnacle V)	27,659	3,687	48,238	79,584	303,379	(7,808)	(15,050)	(1,051)	279,470	359,054	138,403	497,457	25,278	(830)	(1,295)	23,153
Fidelity VIP Equity-Income (AnnuiChoice II)	30,522	24,206	40,737	95,465	—	(74,258)	13,691	(557)	(61,124)	34,341	382,060	416,401	—	(6,098)	1,066	(5,032)
Fidelity VIP Equity-Income (AdvantEdge)	56,748	15,040	13,582	85,370	—	(8,359)	429,928	(4,017)	417,552	502,922	257,417	760,339	—	(1,126)	35,753	34,627
Fidelity VIP Equity-Income (AnnuiChoice)	99,715	(17,316)	217,939	300,338	6,149	(228,351)	63,658	(2,206)	(160,750)	139,588	1,183,195	1,322,783	425	(15,425)	4,385	(10,615)
Fidelity VIP Equity-Income (GrandMaster flex3)	14,698	23,639	10,188	48,525	—	(41,590)	437	(221)	(41,374)	7,151	204,333	211,484	—	(2,884)	65	(2,819)
Fidelity VIP Equity-Income (IQ Advisor Standard)	1,196	1,033	2,788	5,017	—	(15,694)	2,852	—	(12,842)	(7,825)	23,262	15,437	—	(1,011)	182	(829)
Fidelity VIP Equity-Income (IQ3)	54,912	1,523	107,384	163,819	85,296	(61,524)	(5,038)	(424)	18,310	182,129	598,050	780,179	6,418	(4,366)	(330)	1,722
Fidelity VIP Equity-Income (Pinnacle IV)	80,265	46,725	124,200	251,190	25,255	(273,952)	50,976	(680)	(198,401)	52,789	1,011,759	1,064,548	1,652	(18,651)	3,853	(13,146)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	34,800	6	(8,026)	26,780	—	—	423,275	(3)	423,272	450,052	—	450,052	—	—	28,524	28,524
Fidelity VIP Equity-Income (Pinnacle Plus)	32,057	75,396	62,651	170,104	—	(65,986)	(358,925)	(1,442)	(426,353)	(256,249)	764,055	507,806	—	(4,168)	(21,542)	(25,710)
Fidelity VIP Equity-Income (Pinnacle V)	120,706	61,185	90,140	272,031	622,673	(73,125)	8,166	(3,383)	554,331	826,362	849,884	1,676,246	62,427	(7,938)	2,132	56,621
Fidelity VIP Freedom 2010 (Advantedge)	2,020	5,383	14,249	21,652	14,335	(15,691)	136	(1,718)	(2,938)	18,714	187,039	205,753	1,260	(1,479)	12	(207)
Fidelity VIP Freedom 2010 (AnnuiChoice II)	2,556	9,767	9,358	21,681	—	(85,181)	—	(1,089)	(86,270)	(64,589)	248,935	184,346	—	(7,504)	—	(7,504)
Fidelity VIP Freedom 2010 (AnnuiChoice)	79	13	469	561	—	(185)	—	(3)	(188)	373	4,673	5,046	—	(15)	—	(15)
Fidelity VIP Freedom 2010 (GrandMaster flex3)	367	1,391	1,251	3,009	—	(87,700)	—	—	(87,700)	(84,691)	84,691	—	—	(7,725)	—	(7,725)
Fidelity VIP Freedom 2010 (GrandMaster)	618	120	4,195	4,933	2,000	—	2,056	—	4,056	8,989	40,564	49,553	175	—	169	344
Fidelity VIP Freedom 2010 (IQ Annuity)	799	27,265	(16,607)	11,457	—	(94,090)	—	(96)	(94,186)	(82,729)	139,248	56,519	—	(8,034)	—	(8,034)
Fidelity VIP Freedom 2010 (Pinnacle)	188	630	85	903	—	(11,714)	23,563	(11)	11,838	12,741	2,094	14,835	—	(958)	1,967	1,009
Fidelity VIP Freedom 2010 (Pinnacle IV)	763	311	5,986	7,060	—	(4,506)	—	(57)	(4,563)	2,497	63,914	66,411	—	(397)	—	(397)
Fidelity VIP Freedom 2010 (Pinnacle Plus)	216	27	2,103	2,346	—	—	—	(16)	(16)	2,330	20,751	23,081	—	(1)	—	(1)
Fidelity VIP Freedom 2010 (Pinnacle V)	7,951	12,859	53,319	74,129	11,543	(83,744)	60,765	(2,862)	(14,298)	59,831	670,811	730,642	989	(7,542)	5,157	(1,396)
Fidelity VIP Freedom 2015 (AdvantEdge)	1,215	10,386	3,438	15,039	—	(74,717)	67	(701)	(75,351)	(60,312)	155,998	95,686	—	(6,389)	6	(6,383)
Fidelity VIP Freedom 2015 (AnnuiChoice II)	2,338	(616)	15,272	16,994	—	(81,966)	(4,222)	(171)	(86,359)	(69,365)	202,421	133,056	—	(7,273)	(369)	(7,642)
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	7,663	177	31,690	39,530	—	—	—	—	—	39,530	294,560	334,090	—	—	—	—
Fidelity VIP Freedom 2015 (IQ Annuity)	946	3,426	4,402	8,774	—	(51,995)	—	(57)	(52,052)	(43,278)	89,969	46,691	—	(4,460)	—	(4,460)
Fidelity VIP Freedom 2015 (Pinnacle)	1,421	1,367	3,369	6,157	—	—	97,407	—	97,407	103,564	4,466	108,030	—	—	8,375	8,375
Fidelity VIP Freedom 2015 (Pinnacle IV)	216	194	1,229	1,639	—	(1,710)	—	(50)	(1,760)	(121)	14,272	14,151	—	(155)	—	(155)
Fidelity VIP Freedom 2015 (Pinnacle Plus)	354	16,785	(4,025)	13,114	—	(9,600)	(64,800)	(20)	(74,420)	(61,306)	115,260	53,954	—	(810)	(5,453)	(6,263)
Fidelity VIP Freedom 2015 (Pinnacle V)	25,749	14,288	153,725	193,762	69,693	(19,066)	119,887	(9,004)	161,510	355,272	1,504,219	1,859,491	6,032	(2,431)	10,508	14,109
Fidelity VIP Freedom 2020 (AdvantEdge)	2,887	36,142	(12,206)	26,823	—	(132,053)	(327)	(954)	(133,334)	(106,511)	295,142	188,631	—	(11,923)	(17)	(11,940)
Fidelity VIP Freedom 2020 (AnnuiChoice II)	11,354	22,210	53,824	87,388	—	(77,094)	—	(2,134)	(79,228)	8,160	675,022	683,182	—	(7,234)	—	(7,234)
Fidelity VIP Freedom 2020 (AnnuiChoice)	695	28	4,127	4,850	—	—	—	(30)	(30)	4,820	33,510	38,330	—	(3)	—	(3)
Fidelity VIP Freedom 2020 (GrandMaster)	672	169	4,750	5,591	—	—	—	—	—	5,591	39,716	45,307	—	—	—	—
Fidelity VIP Freedom 2020 (Pinnacle IV)	529	18,405	(6,316)	12,618	—	(52,124)	—	(30)	(52,154)	(39,536)	96,145	56,609	—	(4,422)	—	(4,422)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (Pinnacle)	$123	$14	$357	$494	$—	$(633)	$9,083	$(8)	$8,442	$8,936	$—	$8,936	—	(55)	796	741
Fidelity VIP Freedom 2020 (Pinnacle Plus)	(26)	5,127	(2,292)	2,809	—	(5,000)	4,687	(2)	(315)	2,494	18,215	20,709	—	(449)	449	—
Fidelity VIP Freedom 2020 (Pinnacle V)	49,986	214,479	192,624	457,089	718,845	(509,951)	(459,928)	(24,349)	(275,383)	181,706	3,618,057	3,799,763	65,132	(48,467)	(43,793)	(27,128)
Fidelity VIP Freedom 2025 (Advantedge)	2,168	158	13,568	15,894	100,000	—	43,742	(691)	143,051	158,945	—	158,945	8,576	(57)	3,888	12,407
Fidelity VIP Freedom 2025 (AnnuiChoice II)	3,051	(1,581)	25,397	26,867	38,092	(76,724)	—	(777)	(39,409)	(12,542)	184,316	171,774	3,385	(7,048)	1	(3,662)
Fidelity VIP Freedom 2025 (GrandMaster)	41	(1)	312	352	—	—	—	(5)	(5)	347	1,949	2,296	—	—	—	—
Fidelity VIP Freedom 2025 (IQ Annuity)	694	3	1,066	1,763	—	—	34,265	—	34,265	36,028	—	36,028	—	—	2,906	2,906
Fidelity VIP Freedom 2025 (Pinnacle)	80	14	596	690	—	—	—	—	—	690	3,807	4,497	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle IV)	476	27	3,819	4,322	—	—	—	(30)	(30)	4,292	24,054	28,346	—	(3)	—	(3)
Fidelity VIP Freedom 2025 (Pinnacle Plus)	140	(7)	1,296	1,429	—	—	—	—	—	1,429	8,063	9,492	—	—	—	—
Fidelity VIP Freedom 2025 (Pinnacle V)	38,787	43,644	266,688	349,119	174,451	(64,985)	(23,661)	(16,104)	69,701	418,820	1,973,282	2,392,102	15,437	(7,444)	(2,543)	5,450
Fidelity VIP Freedom 2030 (AnnuiChoice II)	1,399	6,132	9,585	17,116	—	(74,345)	—	(60)	(74,405)	(57,289)	147,154	89,865	—	(7,078)	—	(7,078)
Fidelity VIP Freedom 2030 (IQ Annuity)	1,165	121	11,440	12,726	15,526	—	—	(48)	15,478	28,204	57,145	85,349	1,419	(4)	(1)	1,414
Fidelity VIP Freedom 2030 (Pinnacle IV)	6	1	67	74	—	—	—	(4)	(4)	70	388	458	—	—	—	—
Fidelity VIP Freedom 2030 (Pinnacle V)	3,603	4,779	38,004	46,386	—	—	(6,060)	(210)	(6,270)	40,116	242,583	282,699	—	(20)	(597)	(617)
Fidelity VIP Growth (AnnuiChoice II)	(2,104)	22,161	41,939	61,996	—	(29,595)	99,600	(238)	69,767	131,763	139,178	270,941	—	(2,147)	7,386	5,239
Fidelity VIP Growth (GrandMaster)	(6,361)	35,268	121,410	150,317	12,558	(80,434)	(28,296)	(127)	(96,299)	54,018	497,549	551,567	1,005	(6,643)	(2,634)	(8,272)
Fidelity VIP Growth (AdvantEdge)	(1,621)	16,993	15,511	30,883	—	—	(40,857)	(63)	(40,920)	(10,037)	105,484	95,447	—	(5)	(3,486)	(3,491)
Fidelity VIP Growth (AnnuiChoice)	(3,199)	39,942	71,504	108,247	300	(80,119)	24,229	(614)	(56,204)	52,043	336,579	388,622	28	(7,408)	2,166	(5,214)
Fidelity VIP Growth (GrandMaster flex3)	(2,475)	41,001	12,274	50,800	5,460	(28,171)	(64,735)	(150)	(87,596)	(36,796)	205,948	169,152	390	(2,045)	(5,068)	(6,723)
Fidelity VIP Growth (IQ Advisor Standard)	(25)	4	1,618	1,597	—	—	—	—	—	1,597	4,542	6,139	—	—	—	—
Fidelity VIP Growth (IQ3)	(6,115)	21,506	118,150	133,541	716	(35,582)	(36,537)	(395)	(71,798)	61,743	434,536	496,279	72	(3,268)	(3,665)	(6,861)
Fidelity VIP Growth (Pinnacle)	(2,240)	4,882	50,211	52,853	10,302	(9,767)	15,334	(78)	15,791	68,644	146,118	214,762	958	(828)	1,205	1,335
Fidelity VIP Growth (Pinnacle IV)	(11,801)	214,257	48,547	251,003	—	(139,258)	30,957	(890)	(109,191)	141,812	812,363	954,175	—	(12,145)	2,479	(9,666)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	(11)	1	583	573	—	—	24,741	(10)	24,731	25,304	—	25,304	—	(1)	1,555	1,554
Fidelity VIP Growth (Pinnacle Plus)	(2,453)	43,046	3,079	43,672	—	(131,517)	(3,199)	(121)	(134,837)	(91,165)	203,522	112,357	—	(8,755)	(242)	(8,997)
Fidelity VIP Growth (Pinnacle V)	(12,971)	19,921	269,796	276,746	414,369	(39,614)	187,536	(5,534)	556,757	833,503	684,253	1,517,756	34,157	(3,987)	13,823	43,993
Fidelity VIP High Income (AdvantEdge)	42,910	7,390	20,787	71,087	9,279	(100,043)	(1,279,126)	(787)	(1,370,677)	(1,299,590)	2,259,967	960,377	671	(7,168)	(90,676)	(97,173)
Fidelity VIP High Income (AnnuiChoice II)	40,756	17,746	(32,304)	26,198	35,165	(51,712)	55,852	(257)	39,048	65,246	803,855	869,101	2,346	(3,521)	3,103	1,928
Fidelity VIP High Income (AnnuiChoice)	23,017	34,520	(33,401)	24,136	—	(79,731)	(83,112)	(592)	(163,435)	(139,299)	622,193	482,894	—	(4,480)	(4,754)	(9,234)
Fidelity VIP High Income (GrandMaster flex3)	514,941	211,551	(402,668)	323,824	155,248	(912,931)	(1,052,434)	(441)	(1,810,558)	(1,486,734)	13,746,633	12,259,899	8,369	(48,885)	(66,670)	(107,186)
Fidelity VIP High Income (IQ Advisor Standard)	151	—	(125)	26	—	—	2,852	—	2,852	2,878	—	2,878	—	—	160	160
Fidelity VIP High Income (IQ3)	48,381	33,890	(32,365)	49,906	—	(392,768)	(251,755)	(486)	(645,009)	(595,103)	1,787,139	1,192,036	—	(20,650)	(14,149)	(34,799)
Fidelity VIP High Income (Pinnacle)	277,357	97,186	(192,893)	181,650	88,914	(271,671)	(480,786)	(132)	(663,675)	(482,025)	6,667,713	6,185,688	5,400	(16,468)	(34,313)	(45,381)
Fidelity VIP High Income (Pinnacle IV)	29,245	31,455	(32,389)	28,311	1,625	(189,918)	(41,709)	(248)	(230,250)	(201,939)	886,847	684,908	86	(10,061)	(2,411)	(12,386)
Fidelity VIP High Income (Pinnacle II Reduced M&E)	19,761	6,798	(13,993)	12,566	—	(6,857)	(2,894)	—	(9,751)	2,815	416,146	418,961	—	—	(946)	(946)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	(6)	1	27	22	—	(813)	15,886	(3)	15,070	15,092	—	15,092	—	(67)	1,312	1,245
Fidelity VIP High Income (Pinnacle Plus)	10,599	(935)	(1,482)	8,182	—	(9,474)	(25,649)	(89)	(35,212)	(27,030)	69,223	42,193	—	(561)	(1,135)	(1,696)
Fidelity VIP High Income (Pinnacle V)	41,887	13,879	(17,658)	38,108	54,915	(32,615)	21,367	(708)	42,959	81,067	917,973	999,040	4,160	(2,526)	1,605	3,239
Fidelity VIP II Index 500 (Pinnacle)	11,872	84,844	81,447	178,163	2,548	(83,182)	230,351	(182)	149,535	327,698	586,924	914,622	230	(7,191)	18,718	11,757
Fidelity VIP II Index 500 (Pinnacle IV)	22,332	79,174	362,012	463,518	15,924	(248,466)	(19,995)	(545)	(253,082)	210,436	1,696,835	1,907,271	1,408	(22,160)	(2,667)	(23,419)
Fidelity VIP II Index 500 (Pinnacle V)	35,981	121,105	531,573	688,659	1,006,501	(141,153)	67,470	(11,327)	921,491	1,610,150	1,959,815	3,569,965	90,677	(13,505)	5,372	82,544
Fidelity VIP Index 500 (AdvantEdge)	11,090	86,714	202,350	300,154	81,328	(43,822)	(212,184)	(6,532)	(181,210)	118,944	1,064,753	1,183,697	6,540	(4,091)	(16,682)	(14,233)
Fidelity VIP Index 500 (AnnuiChoice II)	19,249	70,257	226,310	315,816	293,085	(108,387)	19,670	(3,097)	201,271	517,087	944,669	1,461,756	25,774	(10,261)	2,169	17,682
Fidelity VIP Index 500 (AnnuiChoice)	24,136	108,760	184,880	317,776	—	(168,289)	308,084	(1,844)	137,951	455,727	1,068,707	1,524,434	—	(13,180)	21,969	8,789
Fidelity VIP Index 500 (Grandmaster flex3)	16,010	72,705	57,997	146,712	8,190	(42,867)	471,547	(596)	436,274	582,986	451,592	1,034,578	713	(3,874)	38,562	35,401
Fidelity VIP Index 500 (Grandmaster)	8,363	5,985	152,311	166,659	—	(45,763)	27,708	(187)	(18,242)	148,417	571,939	720,356	—	(4,026)	2,163	(1,863)
Fidelity VIP Index 500 (IQ Advisor Standard)	5,349	7,607	55,714	68,670	—	(29,485)	89,152	—	59,667	128,337	153,052	281,389	—	(2,484)	8,464	5,980
Fidelity VIP Index 500 (IQ3)	24,091	140,652	279,552	444,295	1,356	(234,748)	716,414	(2,433)	480,589	924,884	1,127,921	2,052,805	102	(17,691)	56,364	38,775
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	914	55	4,833	5,802	—	(836)	81,248	(72)	80,340	86,142	—	86,142	—	(58)	5,456	5,398
Fidelity VIP Index 500 (Pinnacle Plus)	2,547	34,903	29,024	66,474	—	(27,930)	(35,176)	(237)	(63,343)	3,131	249,578	252,709	—	(1,702)	(2,137)	(3,839)
Fidelity VIP Investment Grade Bond (AdvantEdge)	32,130	(3,612)	(86,444)	(57,926)	167,705	(70,982)	123,073	(9,099)	210,697	152,771	1,497,541	1,650,312	13,707	(6,516)	9,969	17,160
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	54,058	11,424	(126,149)	(60,667)	469,150	(67,353)	270,760	(8,074)	664,483	603,816	1,590,498	2,194,314	35,860	(5,765)	20,505	50,600
Fidelity VIP Investment Grade Bond (AnnuiChoice)	48,214	23,090	(137,997)	(66,693)	—	(163,966)	(37,371)	(3,187)	(204,524)	(271,217)	2,282,310	2,011,093	—	(9,868)	(2,273)	(12,141)
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	5,819	15,729	(42,205)	(20,657)	—	(19,293)	(233,095)	(630)	(253,018)	(273,675)	682,607	408,932	—	(1,493)	(17,481)	(18,974)
Fidelity VIP Investment Grade Bond (GrandMaster)	21,366	7,013	(76,971)	(48,592)	180	(426,906)	(85,300)	(266)	(512,292)	(560,884)	1,695,565	1,134,681	14	(34,069)	(6,525)	(40,580)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	$4,447	$(1,593)	$(8,410)	$(5,556)	$—	$(49,414)	$(54,136)	$—	$(103,550)	$(109,106)	$268,139	$159,033	—	(3,455)	(3,725)	(7,180)
Fidelity VIP Investment Grade Bond (IQ3)	31,727	49,013	(141,616)	(60,876)	7,823	(173,402)	(206,029)	(1,296)	(372,904)	(433,780)	2,057,213	1,623,433	489	(11,204)	(12,834)	(23,549)
Fidelity VIP Investment Grade Bond (Pinnacle)	28,302	19,544	(108,347)	(60,501)	1,200	(122,283)	(312,475)	(377)	(433,935)	(494,436)	1,932,357	1,437,921	86	(8,999)	(23,111)	(32,024)
Fidelity VIP Investment Grade Bond (Pinnacle IV)	11,209	(2,666)	(44,790)	(36,247)	24,847	(310,171)	(126,380)	(366)	(412,070)	(448,317)	1,137,098	688,781	1,809	(23,264)	(9,355)	(30,810)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	238	(12)	(584)	(358)	—	(733)	—	(8)	(741)	(1,099)	11,474	10,375	—	—	(55)	(55)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	294	—	(331)	(37)	—	—	22,403	(7)	22,396	22,359	—	22,359	—	(1)	2,126	2,125
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	5,216	(2,516)	(20,905)	(18,205)	1,610	(16,747)	(93,860)	(689)	(109,686)	(127,891)	479,617	351,726	123	(1,324)	(7,325)	(8,526)
Fidelity VIP Investment Grade Bond (Pinnacle V)	140,096	6,005	(329,714)	(183,613)	1,752,212	(234,931)	631,300	(31,431)	2,117,150	1,933,537	4,549,010	6,482,547	140,993	(21,399)	51,138	170,732
Fidelity VIP Mid Cap (AdvantEdge)	43,409	21,735	40,846	105,990	—	(18,421)	41,413	(1,312)	21,680	127,670	288,231	415,901	—	(1,535)	3,607	2,072
Fidelity VIP Mid Cap (AnnuiChoice II)	107,388	39,378	104,176	250,942	40,431	(36,445)	(34,195)	(1,567)	(31,776)	219,166	750,636	969,802	2,641	(2,568)	(2,356)	(2,283)
Fidelity VIP Mid Cap (AnnuiChoice)	147,528	159,042	73,589	380,159	1,090	(332,158)	(31,660)	(1,288)	(364,016)	16,143	1,257,182	1,273,325	39	(11,681)	(1,283)	(12,925)
Fidelity VIP Mid Cap (GrandMaster flex3)	71,112	82,297	12,792	166,201	—	(72,836)	49,547	(631)	(23,920)	142,281	503,121	645,402	—	(2,969)	1,993	(976)
Fidelity VIP Mid Cap (Grandmaster)	49,873	5,990	60,097	115,960	—	(52,557)	49,401	(125)	(3,281)	112,679	347,581	460,260	—	(2,380)	2,154	(226)
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	1,368	17	1,744	3,129	—	—	—	—	—	3,129	8,991	12,120	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard)	25,390	2,296	29,233	56,919	—	(25,013)	150,305	—	125,292	182,211	38,294	220,505	—	(1,080)	7,367	6,287
Fidelity VIP Mid Cap (IQ Annuity)	290,915	66,835	339,138	696,888	17,267	(372,964)	940,140	(3,420)	581,023	1,277,911	1,417,282	2,695,193	659	(14,044)	38,978	25,593
Fidelity VIP Mid Cap (Pinnacle)	96,841	47,422	81,327	225,590	9,514	(89,718)	76,803	(385)	(3,786)	221,804	674,199	896,003	760	(7,100)	5,815	(525)
Fidelity VIP Mid Cap (Pinnacle IV)	371,961	367,887	248,239	988,087	9,419	(1,142,021)	(41,932)	(1,505)	(1,176,039)	(187,952)	3,530,966	3,343,014	346	(43,717)	(1,760)	(45,131)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	(15)	294	395	674	—	(3,587)	35,058	(21)	31,450	32,124	—	32,124	—	(274)	2,583	2,309
Fidelity VIP Mid Cap (Pinnacle Plus)	66,438	55,286	44,842	166,566	1,645	(86,694)	(37,830)	(878)	(123,757)	42,809	555,232	598,041	64	(3,655)	(1,266)	(4,857)
Fidelity VIP Mid Cap (Pinnacle V)	216,746	47,748	224,787	489,281	296,546	(72,685)	112,399	(4,888)	331,372	820,653	1,253,080	2,073,733	24,215	(6,183)	9,820	27,852
Fidelity VIP Overseas (AdvantEdge)	(1,520)	43,627	102,942	145,049	20,836	(19,062)	(114,642)	(3,448)	(116,316)	28,733	551,174	579,907	2,505	(2,523)	(12,223)	(12,241)
Fidelity VIP Overseas (AnnuiChoice II)	1,141	13,235	84,887	99,263	1,786	(72,836)	(6,772)	(358)	(78,180)	21,083	407,145	428,228	151	(7,351)	(652)	(7,852)
Fidelity VIP Overseas (AnnuiChoice)	1,684	47,137	56,462	105,283	15,533	(100,819)	7,293	(745)	(78,738)	26,545	398,457	425,002	1,102	(7,491)	458	(5,931)
Fidelity VIP Overseas (GrandMaster flex3)	(152)	8,243	41,140	49,231	—	(6,565)	(7,814)	(278)	(14,657)	34,574	182,575	217,149	—	(489)	(546)	(1,035)
Fidelity VIP Overseas (GrandMaster)	1,979	24,835	115,587	142,401	2,210	(21,313)	89,872	(139)	70,630	213,031	499,291	712,322	261	(2,484)	9,289	7,066
Fidelity VIP Overseas (IQ Advisor Enhanced)	84	11	2,873	2,968	—	—	—	—	—	2,968	10,191	13,159	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard)	1,065	(15,804)	49,503	34,764	—	(34,099)	2,852	—	(31,247)	3,517	138,832	142,349	—	(2,313)	188	(2,125)
Fidelity VIP Overseas (IQ3)	1,324	43,157	59,841	104,322	4,735	(31,438)	(36,911)	(331)	(63,945)	40,377	537,139	577,516	372	(2,537)	(5,410)	(7,575)
Fidelity VIP Overseas (Pinnacle)	1,030	20,879	99,329	121,238	—	(62,952)	10,442	(187)	(52,697)	68,541	489,851	558,392	—	(4,510)	249	(4,261)
Fidelity VIP Overseas (Pinnacle IV)	(527)	62,980	69,188	131,641	5,293	(116,319)	(67,933)	(315)	(179,274)	(47,633)	580,042	532,409	373	(8,270)	(4,998)	(12,895)
Fidelity VIP Overseas (Pinnacle Plus)	88	7,198	46,532	53,818	—	(14,016)	63,659	(307)	49,336	103,154	170,459	273,613	—	(814)	3,601	2,787
Fidelity VIP Overseas (Pinnacle V)	(158)	44,805	203,504	248,151	89,297	(44,705)	(5,169)	(2,036)	37,387	285,538	833,161	1,118,699	10,506	(5,450)	163	5,219
Non-Affiliated Class 1:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Franklin Growth and Income Securities (Pinnacle)	42,404	(23,614)	719,602	738,392	—	(311,462)	(2,553)	(2,183)	(316,198)	422,194	2,763,813	3,186,007	—	(18,372)	(105)	(18,477)
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	100	13	1,398	1,511	—	—	—	(24)	(24)	1,487	5,306	6,793	—	—	(1)	(1)
Franklin Income Securities (Pinnacle)	385,593	(77,447)	594,007	902,153	107,120	(986,236)	(115,216)	(2,586)	(996,918)	(94,765)	7,727,220	7,632,455	5,085	(47,077)	(5,361)	(47,353)
Franklin Income Securities (Pinnacle II Reduced M&E)	21,061	2,146	18,443	41,650	—	(99,988)	—	(30)	(100,018)	(58,368)	364,858	306,490	—	—	(4,641)	(4,641)
JP Morgan IT Mid Cap Value (AnnuiChoice)	1,613	3,987	32,216	37,816	—	(5,351)	—	(343)	(5,694)	32,122	123,447	155,569	—	(241)	—	(241)
JP Morgan IT Mid Cap Value (Grandmaster)	505	7,169	10,283	17,957	—	—	(13,558)	(6)	(13,564)	4,393	70,686	75,079	—	—	(687)	(687)
JP Morgan IT Mid Cap Value (GrandMaster flex3)	905	14,815	21,080	36,800	—	(4,980)	(19,053)	(213)	(24,246)	12,554	128,133	140,687	—	(236)	(823)	(1,059)
JP Morgan IT Mid Cap Value (IQ3)	454	1,641	15,730	17,825	—	(1,882)	—	(52)	(1,934)	15,891	59,094	74,985	—	(83)	—	(83)
JP Morgan IT Mid Cap Value (Pinnacle)	693	6,265	14,908	21,866	—	(10,595)	—	(80)	(10,675)	11,191	77,268	88,459	—	(496)	—	(496)
JP Morgan IT Mid Cap Value (Pinnacle IV)	1,870	103,010	(23,836)	81,044	—	(181,705)	(14,115)	(453)	(196,273)	(115,229)	402,873	287,644	—	(8,842)	(711)	(9,553)
JP Morgan IT Mid Cap Value (Pinnacle Plus)	448	10,719	7,720	18,887	—	(8,630)	(9,586)	(159)	(18,375)	512	69,680	70,192	—	(401)	(430)	(831)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	(38)	2	1,064	1,028	—	—	9,586	—	9,586	10,614	—	10,614	—	—	626	626
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	2,821	1,130	(10,693)	(6,742)	—	(9,686)	(355)	(85)	(10,126)	(16,868)	71,517	54,649	—	(403)	(14)	(417)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	56	824	(1,113)	(233)	—	(4,529)	—	(7)	(4,536)	(4,769)	6,243	1,474	—	(286)	—	(286)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	1,266	167	(5,189)	(3,756)	—	—	—	(3)	(3)	(3,759)	36,957	33,198	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ3)	4,413	(106)	(17,156)	(12,849)	—	(13,576)	—	(98)	(13,674)	(26,523)	132,910	106,387	—	(579)	—	(579)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	25,311	24,540	(120,218)	(70,367)	510	(68,126)	(115,734)	(394)	(183,744)	(254,111)	702,784	448,673	20	(2,805)	(4,864)	(7,649)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	1,484	1	(5,232)	(3,747)	—	—	—	—	—	(3,747)	38,414	34,667	—	—	—	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	9,527	5,099	(42,178)	(27,552)	—	(40,592)	(9,081)	(83)	(49,756)	(77,308)	304,917	227,609	—	(1,486)	(353)	(1,839)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	211	3,874	(1,011)	3,074	—	(11,847)	(1,549)	(582)	(13,978)	(10,904)	261,213	250,309	—	(454)	(56)	(510)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(62)	(4,005)	4,842	775	—	(2,982)	—	(165)	(3,147)	(2,372)	84,874	82,502	—	(277)	—	(277)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	(533)	864	250	581	—	(1,754)	—	(147)	(1,901)	(1,320)	107,828	106,508	—	(72)	—	(72)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (IQ3)	$(1,697)	$12,689	$(6,313)	$4,679	$—	$(45,026)	$—	$(293)	$(45,319)	$(40,640)	$448,686	$408,046	—	(1,734)	—	(1,734)
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	(4,056)	47,874	(35,273)	8,545	1,575	(139,957)	26,536	(618)	(112,464)	(103,919)	1,374,783	1,270,864	47	(4,189)	705	(3,437)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(3,548)	52,026	(37,473)	11,005	—	(198,352)	(13,776)	(381)	(212,509)	(201,504)	967,210	765,706	—	(6,978)	(480)	(7,458)
Non-Affiliated Class 2:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Franklin Growth and Income Securities (AdvantEdge)	1,013	2,958	3,284	7,255	202	—	9,077	(163)	9,116	16,371	23,636	40,007	16	(13)	723	726
Franklin Growth and Income Securities (AnnuiChoice)	20,412	(9,833)	342,207	352,786	8,342	(144,357)	123,515	(1,424)	(13,924)	338,862	1,269,023	1,607,885	465	(8,284)	6,777	(1,042)
Franklin Growth and Income Securities (AnnuiChoice II)	2,737	7,878	56,727	67,342	110,827	(7,191)	52,070	(424)	155,282	222,624	190,352	412,976	8,786	(637)	4,155	12,304
Franklin Growth and Income Securities (Grandmaster)	7,949	1,777	146,942	156,668	24,663	(86,248)	93,116	(235)	31,296	187,964	544,472	732,436	1,529	(5,084)	5,483	1,928
Franklin Growth and Income Securities (GrandMaster flex3)	7,834	7,029	127,537	142,400	3,739	(30,462)	162,312	(468)	135,121	277,521	453,798	731,319	221	(1,891)	9,942	8,272
Franklin Growth and Income Securities (IQ Annuity)	18,711	(14,830)	394,844	398,725	35,853	(238,253)	(20,792)	(1,176)	(224,368)	174,357	1,521,015	1,695,372	2,187	(14,213)	(1,264)	(13,290)
Franklin Growth and Income Securities (Pinnacle)	11,820	(15,056)	230,569	227,333	63,585	(130,474)	166,541	(392)	99,260	326,593	769,399	1,095,992	6,242	(12,768)	16,030	9,504
Franklin Growth and Income Securities (Pinnacle II Reduced M&E)	549	57	8,676	9,282	244	—	—	—	244	9,526	32,856	42,382	—	—	22	22
Franklin Growth and Income Securities (Pinnacle IV)	17,136	45,724	311,593	374,453	12,956	(305,340)	5,003	(1,128)	(288,509)	85,944	1,473,193	1,559,137	764	(18,695)	604	(17,327)
Franklin Growth and Income Securities (Pinnacle Plus)	12,484	137,540	52,443	202,467	3,341	(83,740)	(424,753)	(1,632)	(506,784)	(304,317)	911,187	606,870	206	(5,470)	(26,214)	(31,478)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E)	(2,317)	85	50,528	48,296	2,524	(97)	533,895	(74)	536,248	584,544	—	584,544	179	(11)	37,804	37,972
Franklin Growth and Income Securities (Pinnacle V)	7,779	23,490	184,519	215,788	416,242	(29,508)	(34,304)	(3,861)	348,569	564,357	671,801	1,236,158	40,003	(3,267)	(3,475)	33,261
Franklin Income Securities (AdvantEdge)	30,681	17,556	9,174	57,411	27,752	(28,533)	(111,368)	(578)	(112,727)	(55,316)	499,865	444,549	2,264	(2,315)	(8,620)	(8,671)
Franklin Income Securities (AnnuiChoice)	121,362	153,933	1,618	276,913	1,258	(506,442)	(80,500)	(3,526)	(589,210)	(312,297)	2,432,379	2,120,082	58	(23,701)	(3,595)	(27,238)
Franklin Income Securities (AnnuiChoice II)	62,210	(10,887)	90,688	142,011	93,648	(26,581)	18,903	(1,794)	84,176	226,187	1,118,118	1,344,305	6,663	(2,091)	1,334	5,906
Franklin Income Securities (Grandmaster)	143,402	40,882	139,379	323,663	1,898	(279,632)	(47,639)	(1,104)	(326,477)	(2,814)	2,771,647	2,768,833	91	(13,547)	(2,282)	(15,738)
Franklin Income Securities (GrandMaster flex3)	118,709	25,227	167,519	311,455	131,111	(726,713)	10,788	(1,399)	(586,213)	(274,758)	2,898,199	2,623,441	6,242	(35,907)	525	(29,140)
Franklin Income Securities (IQ Advisor Enhanced)	460	3	553	1,016	—	—	—	—	—	1,016	7,796	8,812	—	—	—	—
Franklin Income Securities (IQ Advisor Standard)	164	167	(87)	244	—	—	1,151	—	1,151	1,395	1,585	2,980	—	—	64	64
Franklin Income Securities (IQ Annuity)	131,778	(26,718)	206,340	311,400	41,600	(595,187)	282,353	(2,049)	(273,283)	38,117	2,621,911	2,660,028	2,012	(28,794)	13,737	(13,045)
Franklin Income Securities (Pinnacle IV)	347,844	209,667	241,459	798,970	20,166	(1,500,541)	(63,356)	(1,589)	(1,545,320)	(746,350)	7,310,888	6,564,538	948	(73,511)	(2,957)	(75,520)
Franklin Income Securities (Pinnacle Plus)	85,194	63,165	26,304	174,663	220	(140,430)	(574,586)	(1,911)	(716,707)	(542,044)	1,710,201	1,168,157	12	(7,967)	(31,516)	(39,471)
Franklin Income Securities (Pinnacle Plus Reduced M&E)	2,027	63	11,335	13,425	—	—	177,818	(162)	177,656	191,081	46,248	237,329	—	(13)	14,211	14,198
Franklin Income Securities (Pinnacle V)	279,202	24,995	454,444	758,641	2,495,272	(337,945)	841,898	(4,596)	2,994,629	3,753,270	5,078,039	8,831,309	212,684	(29,196)	71,520	255,008
Franklin Large Cap Growth Securities (AdvantEdge)	(6,035)	91,991	171,784	257,740	47,500	(40,799)	(235,537)	(5,385)	(234,221)	23,519	1,046,172	1,069,691	3,846	(3,907)	(19,197)	(19,258)
Franklin Large Cap Growth Securities (AnnuiChoice)	38	1,742	23,357	25,137	988	(3,714)	320	(168)	(2,574)	22,563	92,788	115,351	59	(228)	19	(150)
Franklin Large Cap Growth Securities (AnnuiChoice II)	(424)	13,047	97,834	110,457	1,734	(21,660)	(12,444)	(2,738)	(35,108)	75,349	422,403	497,752	127	(1,896)	(984)	(2,753)
Franklin Large Cap Growth Securities (Grandmaster)	(518)	442	13,839	13,763	—	(771)	65,418	(14)	64,633	78,396	31,645	110,041	—	(48)	3,928	3,880
Franklin Large Cap Growth Securities (GrandMaster flex3)	(569)	129	26,105	25,665	—	(1,637)	—	(152)	(1,789)	23,876	97,347	121,223	—	(117)	—	(117)
Franklin Large Cap Growth Securities (IQ Advisor Standard)	64	41	3,523	3,628	—	—	—	—	—	3,628	13,024	16,652	—	—	—	—
Franklin Large Cap Growth Securities (IQ Annuity)	(415)	7,464	15,671	22,720	—	(15,176)	(166)	(181)	(15,523)	7,197	91,559	98,756	—	(962)	(10)	(972)
Franklin Large Cap Growth Securities (Pinnacle)	(502)	5,197	12,728	17,423	8,558	(24,428)	55,856	(44)	39,942	57,365	56,765	114,130	549	(1,722)	3,510	2,337
Franklin Large Cap Growth Securities (Pinnacle IV)	(1,732)	18,863	86,786	103,917	1,450	(37,177)	(13,387)	(165)	(49,279)	54,638	408,853	463,491	94	(2,347)	(825)	(3,078)
Franklin Large Cap Growth Securities (Pinnacle Plus)	(1,975)	6,152	65,562	69,739	—	(4,120)	25,483	(655)	20,708	90,447	265,461	355,908	—	(344)	1,606	1,262
Franklin Large Cap Growth Securities (Pinnacle Plus Reduced M&E)	(54)	3	1,523	1,472	—	—	12,798	—	12,798	14,270	—	14,270	—	—	984	984
Franklin Large Cap Growth Securities (Pinnacle V)	(5,461)	58,446	177,854	230,839	24,700	(71,104)	(8,211)	(4,303)	(58,918)	171,921	915,036	1,086,957	2,349	(7,054)	(1,404)	(6,109)
Franklin Mutual Shares Securities (AdvantEdge)	12,100	230,142	294,332	536,574	129,742	(418,602)	(333,205)	(11,230)	(633,295)	(96,721)	2,129,563	2,032,842	11,653	(35,329)	(28,874)	(52,550)
Franklin Mutual Shares Securities (AnnuiChoice)	10,901	58,094	169,197	238,192	1,812	(230,105)	70,538	(1,799)	(159,554)	78,638	940,508	1,019,146	94	(11,966)	3,705	(8,167)
Franklin Mutual Shares Securities (AnnuiChoice II)	18,522	62,309	329,608	410,439	318,500	(59,465)	172,270	(3,678)	427,627	838,066	1,379,662	2,217,728	26,305	(5,287)	14,543	35,561
Franklin Mutual Shares Securities (GrandMaster flex3)	5,169	59,532	180,339	245,040	95,400	(196,645)	(15,454)	(550)	(117,249)	127,791	1,001,484	1,129,275	4,898	(10,694)	(916)	(6,712)
Franklin Mutual Shares Securities (IQ Advisor Standard)	4,242	7,875	64,248	76,365	—	(61,128)	—	—	(61,128)	15,237	305,297	320,534	—	(3,774)	—	(3,774)
Franklin Mutual Shares Securities (IQ Annuity)	4,188	(2,043)	157,888	160,033	3,329	(55,687)	(9,299)	(825)	(62,482)	97,551	630,286	727,837	180	(3,050)	(507)	(3,377)
Franklin Mutual Shares Securities (Pinnacle)	6,028	(19,569)	260,942	247,401	12,491	(103,406)	(195,705)	(326)	(286,946)	(39,545)	1,077,464	1,037,919	700	(5,862)	(10,618)	(15,780)
Franklin Mutual Shares Securities (Pinnacle II Reduced M&E)	90	159	1,940	2,189	—	(833)	—	(21)	(854)	1,335	8,493	9,828	—	—	(46)	(46)
Franklin Mutual Shares Securities (Pinnacle IV)	26,541	416,455	598,188	1,041,184	18,119	(937,255)	185,494	(921)	(734,563)	306,621	4,231,700	4,538,321	926	(51,669)	10,990	(39,753)
Franklin Mutual Shares Securities (Pinnacle Plus)	3,832	37,894	190,945	232,671	—	(135,857)	(118,139)	(2,035)	(256,031)	(23,360)	987,767	964,407	—	(8,270)	(7,048)	(15,318)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E)	191	35	4,985	5,211	—	—	4,400	—	4,400	9,611	18,632	28,243	—	—	319	319
Franklin Mutual Shares Securities (Pinnacle V)	46,358	87,948	1,224,827	1,359,133	2,733,272	(385,539)	154,988	(18,870)	2,483,851	3,842,984	4,491,930	8,334,914	268,589	(40,481)	14,784	242,892
Franklin Mutual Shares Securities(Grandmaster)	12,203	67,922	301,645	381,770	398	(116,621)	48,504	(596)	(68,315)	313,455	1,471,188	1,784,643	21	(6,240)	2,491	(3,728)
Franklin Small Cap Value Securities (AdvantEdge)	1,603	14,902	20,543	37,048	—	(7,135)	75,095	(457)	67,503	104,551	83,540	188,091	—	(523)	5,179	4,656
Franklin Small Cap Value Securities (Annuichoice)	1,877	11,082	11,581	24,540	—	(30,455)	16,692	(159)	(13,922)	10,618	63,881	74,499	—	(2,245)	1,437	(808)
Franklin Small Cap Value Securities (Annuichoice II)	3,287	10,333	42,050	55,670	24,561	(3,473)	47,506	(592)	68,002	123,672	160,997	284,669	1,792	(341)	3,297	4,748

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Grandmaster)	$2,014	$21,078	$2,257	$25,349	$—	$(1,207)	$(56,007)	$(14)	$(57,228)	$(31,879)	$96,943	$65,064	—	(101)	(4,526)	(4,627)
Franklin Small Cap Value Securities (Grandmaster flex3)	1,033	5,803	12,638	19,474	—	(13,096)	4,089	(19)	(9,026)	10,448	54,365	64,813	—	(998)	415	(583)
Franklin Small Cap Value Securities (IQ Annuuity)	1,219	9,637	13,642	24,498	115	(33,216)	8,154	(72)	(25,019)	(521)	85,496	84,975	10	(2,791)	651	(2,130)
Franklin Small Cap Value Securities (Pinnacle Plus)	2,922	38,299	10,319	51,540	—	(17,415)	35,161	(142)	17,604	69,144	105,251	174,395	—	(1,454)	3,875	2,421
Franklin Small Cap Value Securities Fund (Pinnacle)	4,032	38,507	14,337	56,876	4,667	(25,753)	27,442	(44)	6,312	63,188	173,947	237,135	413	(2,230)	2,055	238
Franklin Small Cap Value Securities Fund (Pinnacle IV)	999	2,821	15,114	18,934	—	(4,519)	1,958	(35)	(2,596)	16,338	56,784	73,122	—	(390)	167	(223)
Franklin Small Cap Value Securities Fund (Pinnacle V)	8,319	38,155	124,388	170,862	96,566	(12,210)	31,289	(1,185)	114,460	285,322	449,199	734,521	8,007	(1,100)	2,609	9,516
Invesco VI American Franchise (AdvantEdge)	(145)	8,122	(5,332)	2,645	—	(15,976)	12,473	(71)	(3,574)	(929)	18,537	17,608	—	(1,360)	840	(520)
Invesco VI American Franchise (AnnuiChoice)	(176)	173	7,682	7,679	—	(156)	(38)	(66)	(260)	7,419	20,063	27,482	—	(11)	(2)	(13)
Invesco VI American Franchise (AnnuiChoice II)	(636)	1,667	22,020	23,051	—	(2,773)	—	(65)	(2,838)	20,213	61,346	81,559	—	(185)	—	(185)
Invesco VI American Franchise (Grandmaster)	(25)	494	335	804	—	(3,034)	2,372	(3)	(665)	139	2,716	2,855	—	(175)	133	(42)
Invesco VI American Franchise (GrandMaster flex3)	(773)	665	19,488	19,380	2,730	(459)	—	—	2,271	21,651	50,455	72,106	152	(25)	—	127
Invesco VI American Franchise (IQ Advisor Standard)	(5)	2	666	663	—	—	2,852	—	2,852	3,515	—	3,515	—	—	186	186
Invesco VI American Franchise (IQ Annuity)	(3,271)	4,643	87,236	88,608	—	(5,805)	5	(273)	(6,073)	82,535	238,030	320,565	—	(348)	—	(348)
Invesco VI American Franchise (Pinnacle)	(804)	6,651	21,851	27,698	—	(11,154)	42,250	(12)	31,084	58,782	56,745	115,527	—	(550)	2,290	1,740
Invesco VI American Franchise (Pinnacle IV)	(7,153)	11,596	83,163	87,606	—	(19,325)	421,878	(67)	402,486	490,092	176,379	666,471	—	(1,190)	21,179	19,989
Invesco VI American Franchise (Pinnacle Plus)	(553)	6,468	5,954	11,869	—	(12,843)	201	(35)	(12,677)	(808)	38,221	37,413	—	(836)	14	(822)
Invesco VI American Franchise (Pinnacle V)	(5,644)	23,712	125,726	143,794	83,397	(9,995)	32,029	(2,275)	103,156	246,950	345,473	592,423	6,858	(972)	2,119	8,005
Invesco VI American Value (AdvantEdge)	(1,629)	12,206	39,861	50,438	6,000	(5,314)	267,948	(1,843)	266,791	317,229	77,400	394,629	472	(503)	19,393	19,362
Invesco VI American Value (AnnuiChoice)	(78)	155	4,698	4,775	—	(524)	7,535	(18)	6,993	11,768	9,799	21,567	—	(39)	588	549
Invesco VI American Value (AnnuiChoice II)	(1,247)	12,954	48,397	60,104	43,521	(6,173)	15,254	(570)	52,032	112,136	169,421	281,557	3,098	(496)	1,093	3,695
Invesco VI American Value (Grandmaster)	(527)	12,441	8,400	20,314	—	(4,556)	34,471	(7)	29,908	50,222	55,552	105,774	—	(308)	2,421	2,113
Invesco VI American Value (Grandmaster flex3)	(151)	4,291	(120)	4,020	4,095	(17,392)	(45)	(2)	(13,344)	(9,324)	16,078	6,754	297	(1,248)	(3)	(954)
Invesco VI American Value (IQ Annuity)	(636)	3,433	17,048	19,845	—	(234)	(2,658)	(20)	(2,912)	16,933	62,707	79,640	—	(18)	(187)	(205)
Invesco VI American Value (Pinnacle)	(65)	49	2,994	2,978	1,698	—	12,920	(3)	14,615	17,593	1,897	19,490	144	—	965	1,109
Invesco VI American Value (Pinnacle IV)	7,163	68,465	13,872	89,500	—	(6,508)	(387,664)	(168)	(394,340)	(304,840)	437,244	132,404	—	(488)	(28,710)	(29,198)
Invesco VI American Value (Pinnacle Plus)	(581)	12,115	2,226	13,760	—	(41,009)	21,699	(71)	(19,381)	(5,621)	41,111	35,490	—	(3,115)	1,875	(1,240)
Invesco VI American Value (Pinnacle V)	(7,197)	72,166	151,342	216,311	262,564	(18,660)	225,279	(6,229)	462,954	679,265	456,501	1,135,766	19,497	(1,817)	17,571	35,251
Invesco VI Comstock (AdvantEdge)	(2,089)	238,482	(19,108)	217,285	54,047	(554,426)	(47,331)	(770)	(548,480)	(331,195)	702,202	371,007	4,107	(39,535)	(3,940)	(39,368)
Invesco VI Comstock (AnnuiChoice)	1,750	15,495	87,659	104,904	—	(48,227)	26,203	(786)	(22,810)	82,094	305,596	387,690	—	(2,234)	1,255	(979)
Invesco VI Comstock (AnnuiChoice II)	2,543	31,208	153,911	187,662	222,384	(15,702)	85,609	(1,847)	290,444	478,106	457,142	935,248	16,871	(1,392)	6,483	21,962
Invesco VI Comstock (Grandmaster)	785	10,766	57,679	69,230	30,207	(88,951)	132,693	(34)	73,915	143,145	183,318	326,463	1,641	(4,566)	6,559	3,634
Invesco VI Comstock (GrandMaster flex3)	695	27,284	(22)	27,957	—	(45,547)	102,808	(63)	57,198	85,155	70,819	155,974	—	(2,279)	5,091	2,812
Invesco VI Comstock (IQ Advisor Standard)	6	6,532	(1,755)	4,783	—	(18,029)	2,852	—	(15,177)	(10,394)	19,275	8,881	—	(1,051)	166	(885)
Invesco VI Comstock (IQ Annuity)	41	15,380	101,266	116,687	—	(29,656)	4,286	(157)	(25,527)	91,160	359,779	450,939	—	(1,521)	160	(1,361)
Invesco VI Comstock (Pinnacle)	76	8,516	41,445	50,037	2,357	(39,815)	6,870	(155)	(30,743)	19,294	168,511	187,805	128	(2,075)	258	(1,689)
Invesco VI Comstock (Pinnacle IV)	(182)	80,247	31,252	111,317	78	(130,024)	32,291	(232)	(97,887)	13,430	339,167	352,597	4	(6,412)	1,841	(4,567)
Invesco VI Comstock (Pinnacle Plus)	(297)	11,900	20,658	32,261	—	(31,036)	(20,121)	(277)	(51,434)	(19,173)	117,900	98,727	—	(1,926)	(1,015)	(2,941)
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	(2)	33	663	694	—	(443)	15,539	—	15,096	15,790	—	15,790	—	(28)	1,001	973
Invesco VI Comstock (Pinnacle V)	2,129	59,395	452,504	514,028	921,221	(64,882)	181,115	(11,508)	1,025,946	1,539,974	1,119,426	2,659,400	84,441	(6,904)	17,505	95,042
Invesco VI International Growth Class II (Advantedge)	1,026	(348)	8,868	9,546	16,940	—	225,473	(1,548)	240,865	250,411	—	250,411	1,635	(143)	20,994	22,486
Invesco VI International Growth Class II (IQ Advisor Enhanced)	306	394	19,394	20,094	137,134	(1,265)	31,832	(317)	167,384	187,478	26,109	213,587	13,322	(153)	3,060	16,229
Invesco VI International Growth Class II (Pinnacle)	(136)	518	4,536	4,918	—	(5,374)	11,969	(10)	6,585	11,503	24,177	35,680	—	(561)	1,222	661
Invesco VI International Growth Class II (Pinnacle Plus)	(119)	254	6,833	6,968	—	(929)	10,246	—	9,317	16,285	38,573	54,858	—	(94)	958	864
Invesco VI International Growth Class II (Pinnacle V)	(433)	5,258	48,583	53,408	298,729	(8,075)	8,333	(1,778)	297,209	350,617	144,205	494,822	29,353	(932)	837	29,258
Invesco VI International Growth II (Annuichoice)	127	101	3,521	3,749	—	—	25,709	—	25,709	29,458	9,775	39,233	—	—	2,451	2,451
Invesco VI International Growth II (Grandmaster)	(56)	48	2,583	2,575	—	(190)	44,326	(3)	44,133	46,708	2,959	49,667	—	(17)	4,138	4,121
Invesco VI International Growth II (Grandmaster flex3)	(74)	1,388	(251)	1,063	—	(21,982)	11,463	(1)	(10,520)	(9,457)	9,457	—	—	(2,063)	1,072	(991)
Templeton Foreign Securities (IQ Annuity)	4,065	10,561	68,902	83,528	10,570	(80,471)	(6,271)	(446)	(76,618)	6,910	436,880	443,790	536	(4,012)	(272)	(3,748)
Templeton Foreign Securities (Pinnacle)	6,330	20,246	89,261	115,837	240	(65,706)	28,294	(338)	(37,510)	78,327	578,807	657,134	12	(3,148)	1,188	(1,948)
Templeton Foreign Securities (Pinnacle II Reduced M&E)	201	23	2,980	3,204	—	—	—	(30)	(30)	3,174	14,833	18,007	—	—	(1)	(1)
Templeton Foreign Securities (Pinnacle IV)	11,991	98,758	131,540	242,289	2,279	(166,933)	(64,080)	(483)	(229,217)	13,072	1,282,500	1,295,572	116	(8,252)	(3,181)	(11,317)
Templeton Foreign Securities (Pinnacle V)	9,265	43,041	284,096	336,402	769,200	(102,842)	70,350	(6,436)	730,272	1,066,674	1,255,982	2,322,656	77,749	(11,006)	6,243	72,986
Templeton Foreign Securities Fund (AnnuiChoice)	6,273	14,704	67,679	88,656	106	(48,956)	(37,904)	(555)	(87,309)	1,347	453,090	454,437	5	(2,231)	(1,817)	(4,043)
Templeton Foreign Securities Fund (AnnuiChoice II)	8,674	24,734	115,069	148,477	196,416	(25,902)	124,144	(1,267)	293,391	441,868	558,816	1,000,684	16,188	(2,259)	9,995	23,924
Templeton Foriegn Securities Fund (AdvantEdge)	8,954	41,809	114,707	165,470	48,626	(31,166)	(179,794)	(4,583)	(166,917)	(1,447)	835,844	834,397	4,792	(3,516)	(16,571)	(15,295)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (Grandmaster)	$4,137	$7,831	$58,891	$70,859	$—	$(20,723)	$52,290	$(119)	$31,448	$102,307	$339,832	$442,139	—	(1,036)	2,329	1,293
Templeton Foriegn Securities Fund (GrandMaster flex3)	3,312	17,526	46,310	67,148	9,281	(66,879)	106,062	(373)	48,091	115,239	319,122	434,361	431	(3,293)	4,986	2,124
Templeton Foriegn Securities Fund (IQ Advisor Standard)	1,251	(4,118)	14,557	11,690	—	(16,504)	30,299	—	13,795	25,485	31,667	57,152	—	(952)	1,903	951
Templeton Foriegn Securities Fund (Pinnacle Plus)	4,138	19,317	57,083	80,538	1,900	(11,978)	(74,518)	(395)	(84,991)	(4,453)	420,811	416,358	101	(684)	(3,835)	(4,418)
Templeton Foriegn Securities Fund (Pinnacle Plus Reduced M&E)	(6)	1	423	418	—	—	18,814	(12)	18,802	19,220	—	19,220	—	(1)	1,497	1,496
Templeton Global Bond Sec (Grandmaster)*	3,125	(251)	(5,282)	(2,408)	—	(1,778)	64,226	(42)	62,406	59,998	—	59,998	—	—	6,160	6,160
Templeton Global Bond Sec (GrandMaster flex3)*	(438)	17	2,007	1,586	—	(455)	58,688	(4)	58,229	59,815	—	59,815	—	—	6,149	6,149
Templeton Global Bond Sec (Pinnacle V)*	15,281	(6,155)	(22,687)	(13,561)	15,631	(83,640)	427,729	(50)	359,670	346,109	—	346,109	—	—	35,557	35,557
Templeton Global Bond Sec (Advantedge)*	(86)	1	375	290	—	—	19,661	(1)	19,660	19,950	—	19,950	—	—	2,052	2,052
Templeton Global Bond Sec (Pinnacle IV)*	6,273	(1,710)	6,360	10,923	1,332,533	(14,427)	529,648	(506)	1,847,248	1,858,171	—	1,858,171	—	—	191,027	191,027
Templeton Global Bond Sec (Annuichoice)*	(180)	2	1,461	1,283	—	—	74,421	—	74,421	75,704	—	75,704	—	—	7,754	7,754
Templeton Global Bond Sec (AnnuiChoice II)*	487	(31)	395	851	57,319	(94)	59,671	(84)	116,812	117,663	—	117,663	—	—	12,063	12,063
Templeton Growth Securities (AdvantEdge)	3,353	133,734	(38,573)	98,514	18,787	(267,475)	38,070	(664)	(211,282)	(112,768)	314,529	201,761	1,872	(22,358)	3,692	(16,794)
Templeton Growth Securities (AnnuiChoice)	4,442	18,456	51,023	73,921	264	(29,650)	29,209	(554)	(731)	73,190	253,220	326,410	14	(1,601)	1,514	(73)
Templeton Growth Securities (AnnuiChoice II)	3,258	(312)	55,534	58,480	7,179	(619)	16,189	(705)	22,044	80,524	193,031	273,555	650	(114)	1,387	1,923
Templeton Growth Securities (Grandmaster)	3,367	(21,279)	93,201	75,289	—	(119,175)	15,808	(95)	(103,462)	(28,173)	328,146	299,973	—	(6,994)	959	(6,035)
Templeton Growth Securities (GrandMaster flex3)	5,970	4,472	129,078	139,520	102,728	(133,254)	23,362	(406)	(7,570)	131,950	504,251	636,201	5,361	(7,193)	1,170	(662)
Templeton Growth Securities (IQ Annuity)	7,429	27,370	98,852	133,651	3,132	(104,727)	(34,007)	(418)	(136,020)	(2,369)	524,201	521,832	178	(5,922)	(1,865)	(7,609)
Templeton Growth Securities (Pinnacle)	12,699	(21,814)	253,078	243,963	3,861	(73,663)	(24,224)	(268)	(94,294)	149,669	888,870	1,038,539	230	(4,268)	(1,268)	(5,306)
Templeton Growth Securities (Pinnacle IV)	6,055	84,440	114,488	204,983	—	(155,569)	1,379,065	(309)	1,223,187	1,428,170	671,621	2,099,791	—	(8,931)	69,894	60,963
Templeton Growth Securities (Pinnacle Plus)	3,345	(9,655)	117,461	111,151	—	(49,976)	42,340	(777)	(8,413)	102,738	420,097	522,835	—	(3,162)	2,206	(956)
Templeton Growth Securities (Pinnacle V)	2,568	36,692	228,363	267,623	119,145	(60,414)	2,581,301	(908)	2,639,124	2,906,747	710,643	3,617,390	13,016	(6,585)	253,805	260,236
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	13,561	5,152	(55,503)	(36,790)	10,000	(1,268)	(74,736)	(1,683)	(67,687)	(104,477)	367,148	262,671	804	(227)	(5,839)	(5,262)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	11,065	2,148	(38,040)	(24,827)	200	(51,775)	9,060	(306)	(42,821)	(67,648)	199,794	132,146	14	(3,716)	96	(3,606)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	9,064	11,139	(43,103)	(22,900)	21,942	(6,220)	(55,393)	(447)	(40,118)	(63,018)	269,010	205,992	1,623	(468)	(3,917)	(2,762)
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	10,780	5,111	(48,452)	(32,561)	32,504	(52,257)	(58,475)	(408)	(78,636)	(111,197)	306,191	194,994	2,508	(3,960)	(4,748)	(6,200)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	4,380	13,551	(34,170)	(16,239)	—	(58,900)	(60,238)	(79)	(119,217)	(135,456)	228,611	93,155	—	(2,551)	(2,553)	(5,104)
Morgan Stanley UIF Emerging Markets Debt (IQ Advisor Standard)	558	1,499	(2,960)	(903)	—	—	(11,317)	(1)	(11,318)	(12,221)	12,221	—	—	—	(596)	(596)
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	10,658	5,563	(44,997)	(28,776)	780	(35,589)	(52,685)	(211)	(87,705)	(116,481)	295,285	178,804	34	(1,618)	(2,390)	(3,974)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	15,656	7,473	(68,697)	(45,568)	240	(46,883)	32,522	(103)	(14,224)	(59,792)	470,128	410,336	18	(3,502)	2,529	(955)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	5,036	689	(20,367)	(14,642)	—	(15,027)	(30,036)	(135)	(45,198)	(59,840)	156,547	96,707	—	(791)	(1,539)	(2,330)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	24,138	22,224	(117,489)	(71,127)	70,986	(42,022)	(254,742)	(1,301)	(227,079)	(298,206)	745,051	446,845	5,258	(3,189)	(19,392)	(17,323)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	(2,410)	3,973	(14,491)	(12,928)	24,954	(9,637)	109,351	(2,593)	122,075	109,147	380,842	489,989	2,938	(1,443)	12,655	14,150
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	382	10,016	(16,726)	(6,328)	16,537	(29,818)	(28,043)	(418)	(41,742)	(48,070)	306,776	258,706	464	(857)	(794)	(1,187)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	(193)	10,078	(15,171)	(5,286)	21,195	(7,128)	(55,094)	(611)	(41,638)	(46,924)	356,937	310,013	1,601	(585)	(3,972)	(2,956)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	(819)	9,411	(15,187)	(6,595)	19,075	(31,500)	(28,099)	(87)	(40,611)	(47,206)	280,849	233,643	554	(916)	(833)	(1,195)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	(756)	14,386	(22,269)	(8,639)	400	(81,585)	(19,216)	(291)	(100,692)	(109,331)	381,016	271,685	12	(2,420)	(599)	(3,007)
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	328	99	(2,543)	(2,116)	—	(2,951)	54,744	—	51,793	49,677	4,374	54,051	—	(119)	2,127	2,008
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	(1,491)	46,699	(52,021)	(6,813)	1,565	(94,360)	(76,024)	(529)	(169,348)	(176,161)	461,734	285,573	47	(2,796)	(2,176)	(4,925)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	(1,708)	40,537	(53,559)	(14,730)	59,112	(105,256)	(58,998)	(317)	(105,459)	(120,189)	675,055	554,866	1,690	(3,043)	(1,719)	(3,072)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	(5,091)	82,314	(100,926)	(23,703)	2,500	(181,404)	(249,420)	(787)	(429,111)	(452,814)	1,430,628	977,814	73	(5,409)	(7,138)	(12,474)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	(1,747)	22,282	(28,396)	(7,861)	—	(62,801)	10,931	(699)	(52,569)	(60,430)	327,913	267,483	—	(2,195)	399	(1,796)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	(10)	1	161	152	—	—	13,972	(7)	13,965	14,117	—	14,117	—	(1)	1,470	1,469
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	(4,413)	16,175	(40,808)	(29,046)	138,995	(46,710)	168,783	(3,236)	257,832	228,786	879,932	1,108,718	14,395	(5,110)	16,980	26,265
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	(3,020)	48,249	(41,093)	4,136	950	(52,804)	(29,740)	(448)	(82,042)	(77,906)	371,032	293,126	41	(2,190)	(1,313)	(3,462)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	(57)	3	574	520	—	(491)	31,024	(6)	30,527	31,047	—	31,047	—	(40)	2,538	2,498
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	(2,736)	7,206	(6,189)	(1,719)	17,000	(9,196)	86,763	(2,170)	92,397	90,678	295,998	386,676	1,414	(916)	7,189	7,687
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	(358)	26,417	(20,863)	5,196	244	(25,802)	(19,677)	(326)	(45,561)	(40,365)	259,584	219,219	25	(2,557)	(2,006)	(4,538)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	(1,007)	47,489	(45,877)	605	55,497	(24,397)	(9,157)	(619)	21,324	21,929	306,771	328,700	5,769	(2,620)	(965)	2,184
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	(1,782)	78,069	(60,350)	15,937	13,952	(68,358)	(97,709)	(100)	(152,215)	(136,278)	319,571	183,293	497	(2,341)	(3,298)	(5,142)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	(1,695)	37,328	(33,580)	2,053	24,380	(66,096)	5,588	(113)	(36,241)	(34,188)	249,272	215,084	2,756	(7,258)	644	(3,858)
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	498	(11,326)	15,335	4,507	—	(47,940)	—	—	(47,940)	(43,433)	285,480	242,047	—	(2,155)	—	(2,155)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	(1,509)	30,441	(29,177)	(245)	2,248	(58,755)	33,619	(386)	(23,274)	(23,519)	253,422	229,903	82	(2,184)	1,186	(916)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	(5,284)	99,188	(84,036)	9,868	6,353	(93,801)	(137,454)	(337)	(225,239)	(215,371)	965,871	750,500	665	(10,115)	(14,684)	(24,134)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	(7,832)	85,333	(79,567)	(2,066)	199,070	(52,445)	49,883	(3,320)	193,188	191,122	993,949	1,185,071	20,190	(5,640)	5,191	19,741

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$15,047	$1,093	$12,297	$28,437	$25,709	$(4,339)	$(3,702)	$(565)	$17,103	$45,540	$74,795	$120,335	2,552	(468)	(291)	1,793
BlackRock Capital Appreciation VI (AnnuiChoice II)	79,425	8,630	43,432	131,487	220,065	(13,989)	62,590	(1,354)	267,312	398,799	223,270	622,069	21,240	(1,413)	6,364	26,191
BlackRock Capital Appreciation VI (Annuichoice)	6,342	187	871	7,400	—	(1,123)	41,250	(38)	40,089	47,489	1,446	48,935	—	(107)	3,851	3,744
BlackRock Capital Appreciation VI Class III (Grandmaster)	3,633	87	(317)	3,403	—	(1,178)	13,450	—	12,272	15,675	12,844	28,519	—	(104)	1,038	934
BlackRock Capital Appreciation VI Class III (Pinnacle)	5,146	391	3,821	9,358	—	(628)	10,205	—	9,577	18,935	22,272	41,207	—	(60)	1,016	956
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	2,350	4,576	(104)	6,822	—	(32,269)	4,775	(10)	(27,504)	(20,682)	40,224	19,542	—	(3,154)	467	(2,687)
BlackRock Capital Appreciation VI Class III (Pinnacle V)	185,478	18,881	100,338	304,697	523,690	(35,537)	11,943	(5,900)	494,196	798,893	692,447	1,491,340	49,652	(3,827)	1,200	47,025
BlackRock Global Allocation VI (Advantedge)	11,886	11,765	3,930	27,581	5,671	(530)	203,073	(639)	207,575	235,156	115,838	350,994	535	(113)	19,871	20,293
BlackRock Global Allocation VI (AnnuiChoice II)	31,855	10,402	49,737	91,994	113,085	(38,129)	(65,440)	(808)	8,708	100,702	706,891	807,593	10,649	(3,880)	(6,034)	735
BlackRock Global Allocation VI (Annuichoice)	9,683	2,409	14,633	26,725	—	(18,159)	41,572	(37)	23,376	50,101	187,840	237,941	—	(1,761)	4,039	2,278
BlackRock Global Allocation VI (Grandmaster flex3)	4,496	2,052	1,655	8,203	20,469	(28,811)	60,168	(64)	51,762	59,965	57,941	117,906	1,928	(2,740)	5,648	4,836
BlackRock Global Allocation VI (Grandmaster)	802	3,516	(388)	3,930	—	(150)	4,485	(3)	4,332	8,262	19,146	27,408	—	(15)	545	530
BlackRock Global Allocation VI Class III (Pinnacle)	10,014	7,508	13,247	30,769	—	(2,955)	18,495	—	15,540	46,309	225,763	272,072	—	(286)	1,862	1,576
BlackRock Global Allocation VI Class III (Pinnacle IV)	869	1,281	1,106	3,256	—	(8,094)	15,609	(8)	7,507	10,763	13,962	24,725	—	(757)	1,580	823
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	910	15	1,734	2,659	—	—	—	—	—	2,659	20,204	22,863	—	—	—	—
BlackRock Global Allocation VI Class III (Pinnacle V)	8,863	3,257	17,485	29,605	7,470	(30,585)	16,503	(83)	(6,695)	22,910	229,786	252,696	742	(2,894)	1,587	(565)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	11	3	2,141	2,155	2,800	—	48,578	—	51,378	53,533	—	53,533	—	—	5,102	5,102
TOPS Managed Risk Moderate Growth ETF (Advantedge)*	(21)	3	616	598	—	—	16,583	—	16,583	17,181	—	17,181	—	—	1,643	1,643
Non-Affiliated Class A:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
DWS Small Cap Index VIP (Pinnacle)	28,554	111,966	52,819	193,339	12,513	(189,812)	(3,765)	(348)	(181,412)	11,927	568,660	580,587	643	(8,856)	(213)	(8,426)
DWS Small Cap Index VIP (Pinnacle IV)	2,599	5,400	9,475	17,474	—	(35,686)	(207)	(10)	(35,903)	(18,429)	52,059	33,630	—	(1,654)	(10)	(1,664)
DWS Small Cap Index VIP (Pinnacle II Reduced M&E)	288	12	1,745	2,045	—	—	—	(8)	(8)	2,037	5,514	7,551	—	—	—	—
Non-Affiliated Class B:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	(1,950)	10,574	27,004	35,628	—	(52,241)	93,537	(77)	41,219	76,847	79,993	156,840	—	(4,390)	8,074	3,684
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	(619)	1,624	13,743	14,748	30,533	(322)	43,287	(181)	73,317	88,065	4,801	92,866	2,849	(42)	3,695	6,502
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	(926)	8,292	21,868	29,234	—	(20,432)	252,244	(48)	231,764	260,998	24,809	285,807	—	(1,618)	20,517	18,899
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	(1,610)	3,474	29,771	31,635	—	(2,244)	375,647	(62)	373,341	404,976	20,487	425,463	—	(189)	30,466	30,277
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	(1,878)	10,149	30,126	38,397	—	(1,924)	147,220	(3)	145,293	183,690	52,094	235,784	—	(158)	12,648	12,490
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	(1,204)	578	27,618	26,992	—	(1,635)	97,514	(14)	95,865	122,857	56,848	179,705	—	(132)	7,885	7,753
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	(1,761)	1,497	5,551	5,287	—	(71,800)	137,128	(85)	65,243	70,530	27,446	97,976	—	(5,882)	10,490	4,608
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	(3,045)	18,819	25,021	40,795	—	(15,741)	143,855	(140)	127,974	168,769	61,437	230,206	—	(1,361)	12,584	11,223
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	(2,246)	1,027	43,951	42,732	105,104	(4,895)	214,710	(286)	314,633	357,365	40,512	397,877	9,074	(444)	17,477	26,107
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	(1,556)	13,414	66,261	78,119	16,036	(13,460)	(52,790)	(1,784)	(51,998)	26,121	260,712	286,833	920	(833)	(2,837)	(2,750)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	(226)	5,049	55,272	60,095	127,092	(10,531)	87,236	(749)	203,048	263,143	120,947	384,090	6,810	(598)	4,353	10,565
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	(155)	4,707	27,966	32,518	—	(13,996)	5,098	(38)	(8,936)	23,582	101,958	125,540	—	(710)	253	(457)
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	(251)	116	12,574	12,439	—	—	(800)	(8)	(808)	11,631	39,025	50,656	—	—	(41)	(41)
Columbia VIT Small Cap Value Class 2 (Grandmaster)	(117)	805	8,638	9,326	—	(565)	18,406	(7)	17,834	27,160	21,744	48,904	—	(28)	988	960
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	(359)	3,236	13,780	16,657	—	(10,480)	—	(40)	(10,520)	6,137	54,994	61,131	—	(549)	—	(549)
Columbia VIT Small Cap Value Class 2 (Pinnacle)	(96)	1,036	6,248	7,188	—	(478)	4,507	(34)	3,995	11,183	21,660	32,843	—	(26)	226	200
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	(425)	2,520	22,566	24,661	—	(38,649)	—	(37)	(38,686)	(14,025)	87,801	73,776	—	(2,021)	—	(2,021)
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	(2,468)	235	149,098	146,865	352,283	(29,248)	13,881	(2,768)	334,148	481,013	359,737	840,750	18,930	(1,713)	389	17,606
DWS Small Cap Index (AdvantEdge)	3,484	11,446	4,983	19,913	—	—	(15,000)	—	(15,000)	4,913	51,273	56,186	—	—	(846)	(846)
DWS Small Cap Index (AnnuiChoice II)	6,548	14,250	30,212	51,010	—	(4,748)	20,189	(71)	15,370	66,380	137,003	203,383	—	(340)	1,362	1,022
DWS Small Cap Index (AnnuiChoice)	11,836	3,710	70,920	86,466	212	(27,098)	19,922	(275)	(7,239)	79,227	234,364	313,591	12	(1,265)	930	(323)
DWS Small Cap Index (GrandMaster flex3)	872	24,579	(1,656)	23,795	—	(9,140)	63,247	(58)	54,049	77,844	63,812	141,656	—	(502)	3,113	2,611
DWS Small Cap Index (Grandmaster)	5,812	48,952	(2,073)	52,691	—	(35,332)	93,098	(2)	57,764	110,455	121,014	231,469	—	(2,014)	5,412	3,398
DWS Small Cap Index (IQ Advisor Standard)	1,053	3,449	39	4,541	—	(17,536)	—	—	(17,536)	(12,995)	18,528	5,533	—	(994)	—	(994)
DWS Small Cap Index (IQ3)	9,772	60,379	(3,831)	66,320	154	(49,419)	(86,553)	(213)	(136,031)	(69,711)	228,508	158,797	9	(2,734)	(4,473)	(7,198)
DWS Small Cap Index (Pinnacle Plus Reduced M&E)	(6)	—	318	312	—	(476)	22,278	(8)	21,794	22,106	—	22,106	—	(30)	1,373	1,343
DWS Small Cap Index (Pinnacle Plus)	2,568	17,694	577	20,839	—	(4,713)	(25,554)	(72)	(30,339)	(9,500)	61,864	52,364	—	(242)	(1,210)	(1,452)
DWS Small Cap Index VIP (Pinnacle IV)	12,988	14,079	74,802	101,869	7,303	(72,716)	25,030	(178)	(40,561)	61,308	308,103	369,411	421	(3,942)	1,138	(2,383)
DWS Small Cap Index VIP (Pinnacle V)	11,392	27,941	73,713	113,046	88,312	(32,336)	(22,057)	(334)	33,585	146,631	287,715	434,346	7,872	(2,812)	(1,901)	3,159
Advisor Class:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Pimco VIT All Asset (AdvantEdge)	5,159	(185)	(7,772)	(2,798)	—	—	8,012	(118)	7,894	5,096	168,435	173,531	—	(10)	629	619
Pimco VIT All Asset (IQ Annuity)	9,886	881	(15,393)	(4,626)	450	(14,032)	11,259	(217)	(2,540)	(7,166)	327,672	320,506	36	(1,160)	899	(225)
Pimco VIT All Asset (Pinnacle)	11,830	7,628	(29,753)	(10,295)	—	(12,358)	(124,018)	(75)	(136,451)	(146,746)	491,053	344,307	—	(1,003)	(10,376)	(11,379)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle II Reduced M&E)	$733	$3	$(952)	$(216)	$—	$—	$—	$—	$—	$(216)	$21,868	$21,652	—	—	—	—
Pimco VIT All Asset (AnnuiChoice II)	9,306	2,792	(16,150)	(4,052)	3,695	(7,188)	9,981	(475)	6,013	1,961	279,936	281,897	289	(610)	708	387
Pimco VIT All Asset (AnnuiChoice)	12,405	674	(16,573)	(3,494)	—	(21,198)	101,989	(105)	80,686	77,192	276,985	354,177	—	(1,651)	7,967	6,316
Pimco VIT All Asset (GrandMaster flex3)	11,398	2,196	(17,643)	(4,049)	100,941	(113,168)	29,767	(95)	17,445	13,396	376,285	389,681	8,316	(9,309)	2,533	1,540
Pimco VIT All Asset (Grandmaster)	13,812	1,260	(24,619)	(9,547)	—	(43,852)	(208,885)	(47)	(252,784)	(262,331)	693,453	431,122	—	(3,695)	(16,832)	(20,527)
Pimco VIT All Asset (Pinnacle IV)	15,313	15	(21,474)	(6,146)	9,500	(37,087)	89,062	(77)	61,398	55,252	464,846	520,098	748	(3,042)	7,257	4,963
Pimco VIT All Asset (Pinnacle Plus)	626	(32)	(957)	(363)	—	(636)	—	(15)	(651)	(1,014)	22,958	21,944	—	(54)	—	(54)
Pimco VIT All Asset (Pinnacle V)	11,790	1,153	(17,121)	(4,178)	2,737	(847)	49,258	(277)	50,871	46,693	366,048	412,741	218	(90)	4,092	4,220
Pimco VIT Commodity Real Return (Pinnacle)	413	(3,472)	(14,799)	(17,858)	31,526	(30,914)	(30,728)	(30)	(30,146)	(48,004)	108,778	60,774	4,140	(4,077)	(4,800)	(4,737)
Pimco VIT Commodity Real Return (Pinnacle IV)	1,264	(62,065)	(18,015)	(78,816)	7,500	(42,943)	(87,082)	(169)	(122,694)	(201,510)	534,593	333,083	989	(6,256)	(12,616)	(17,883)
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	24	(84)	(646)	(706)	—	(367)	—	(9)	(376)	(1,082)	4,696	3,614	—	—	(53)	(53)
Pimco VIT Commodity Real Return (Pinnacle V)	737	(160,635)	(15,395)	(175,293)	299,701	(47,355)	(164,022)	(2,267)	86,057	(89,236)	1,027,468	938,232	42,934	(6,984)	(24,260)	11,690
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	297	(19,517)	(58,069)	(77,289)	26,954	(6,611)	(4,654)	(2,669)	13,020	(64,269)	459,456	395,187	3,783	(1,326)	(967)	1,490
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	1,205	(18,201)	(28,409)	(45,405)	53,983	(7,944)	(24,724)	(515)	20,800	(24,605)	306,785	282,180	7,636	(1,199)	(2,878)	3,559
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	715	(16,758)	1,782	(14,261)	200	(10,856)	(28,526)	(111)	(39,293)	(53,554)	103,227	49,673	28	(1,457)	(4,231)	(5,660)
Pimco VIT Commodity Real Return Strategy (Grandmaster)	102	(8,417)	298	(8,017)	—	(1,849)	(20,351)	(10)	(22,210)	(30,227)	77,657	47,430	—	(264)	(2,495)	(2,759)
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	1,073	(21,196)	(63,306)	(83,429)	8,274	(54,206)	340,709	(721)	294,056	210,627	230,993	441,620	1,124	(7,772)	44,998	38,350
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	557	(22,532)	(22,249)	(44,224)	91,360	(95,382)	(43,381)	(30)	(47,433)	(91,657)	284,149	192,492	14,129	(14,675)	(6,637)	(7,183)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	229	(17,832)	5,548	(12,055)	—	(44,504)	(22,526)	(57)	(67,087)	(79,142)	106,110	26,968	—	(6,484)	(3,249)	(9,733)
Pimco VIT Long Term Government (Pinnacle)	4,640	(268)	(6,531)	(2,159)	—	(3,544)	79,466	—	75,922	73,763	—	73,763	—	—	8,727	8,727
Pimco VIT Long Term Government (AnnuiChoice II)	127	(2)	(333)	(208)	2,000	—	292	(10)	2,282	2,074	—	2,074	—	—	245	245
Pimco VIT Low Duration (AnnuiChoice II)	5,183	(10,294)	(27,995)	(33,106)	1,203	(22,364)	(1,042,072)	(1,245)	(1,064,478)	(1,097,584)	2,401,114	1,303,530	103	(2,039)	(89,837)	(91,773)
Pimco VIT Low Duration (AnnuiChoice)	1,458	7,834	(15,035)	(5,743)	—	(62,677)	(259,843)	(595)	(323,115)	(328,858)	576,300	247,442	—	(5,378)	(22,048)	(27,426)
Pimco VIT Low Duration (GrandMaster flex3)	(3,511)	(26,362)	4	(29,869)	57,820	(82,473)	103,769	(215)	78,901	49,032	273,038	322,070	5,113	(7,310)	6,938	4,741
Pimco VIT Low Duration (Grandmaster)	(253)	(5,650)	(987)	(6,890)	—	(34,257)	224,131	(120)	189,754	182,864	277,127	459,991	—	(2,968)	19,252	16,284
Pimco VIT Low Duration (IQ Annuity)	(305)	(4,668)	(5,081)	(10,054)	774	(49,712)	(156,968)	(340)	(206,246)	(216,300)	491,734	275,434	67	(4,343)	(13,921)	(18,197)
Pimco VIT Low Duration (Pinnacle)	(261)	(11,553)	(1,584)	(13,398)	85,414	(105,415)	(35,493)	(104)	(55,598)	(68,996)	314,237	245,241	7,396	(9,132)	(3,844)	(5,580)
Pimco VIT Low Duration (Pinnacle IV)	(235)	(2,240)	(1,158)	(3,633)	616	(37,513)	52,164	(155)	15,112	11,479	144,246	155,725	54	(3,435)	4,601	1,220
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	83	(710)	(139)	(766)	—	(2,266)	2,894	—	628	(138)	—	(138)	—	—	—	—
Pimco VIT Low Duration (AdvantEdge)	(145)	1,490	(2,483)	(1,138)	—	(27,842)	(15,763)	(79)	(43,684)	(44,822)	92,104	47,282	—	(2,425)	(1,391)	(3,816)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	—	—	(4)	(4)	—	—	2,026	(1)	2,025	2,021	—	2,021	—	—	198	198
Pimco VIT Low Duration (Pinnacle Plus)	(244)	1,100	(3,217)	(2,361)	—	(43,090)	(1,996)	(141)	(45,227)	(47,588)	112,902	65,314	—	(3,847)	(179)	(4,026)
Pimco VIT Low Duration (Pinnacle V)	(1,073)	322	(7,672)	(8,423)	73,051	(12,758)	88,705	(144)	148,854	140,431	404,067	544,498	6,339	(1,136)	7,831	13,034
Pimco VIT Real Return (Pinnacle IV)	664	6,866	(54,845)	(47,315)	8,100	(101,383)	(192,576)	(70)	(285,929)	(333,244)	586,714	253,470	624	(8,324)	(15,616)	(23,316)
Pimco VIT Real Return (AdvantEdge)	(444)	(4,839)	(12,888)	(18,171)	—	(12,351)	(86,675)	(250)	(99,276)	(117,447)	201,551	84,104	—	(977)	(7,330)	(8,307)
Pimco VIT Real Return (AnnuiChoice II)	5,842	7,091	(77,616)	(64,683)	46,751	(3,416)	(179,455)	(284)	(136,404)	(201,087)	703,309	502,222	3,850	(286)	(14,410)	(10,846)
Pimco VIT Real Return (AnnuiChoice)	674	4,361	(59,985)	(54,950)	600	(142,904)	(262,308)	(589)	(405,201)	(460,151)	657,101	196,950	48	(11,409)	(21,558)	(32,919)
Pimco VIT Real Return (GrandMaster flex3)	790	3,288	(32,728)	(28,650)	81,369	(110,667)	(53,448)	(41)	(82,787)	(111,437)	293,677	182,240	6,982	(9,377)	(4,518)	(6,913)
Pimco VIT Real Return (Grandmaster)	(2,484)	(16,275)	(24,945)	(43,704)	—	(11,464)	(416,318)	(14)	(427,796)	(471,500)	568,359	96,859	—	(885)	(34,292)	(35,177)
Pimco VIT Real Return (IQ Annuity)	607	2,223	(49,500)	(46,670)	1,630	(26,299)	(140,183)	(391)	(165,243)	(211,913)	472,663	260,750	131	(2,194)	(11,835)	(13,898)
Pimco VIT Real Return (Pinnacle)	2,358	(7,601)	(19,587)	(24,830)	—	(19,912)	51,660	(124)	31,624	6,794	216,069	222,863	—	(1,661)	4,186	2,525
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	161	—	(201)	(40)	—	—	7,199	—	7,199	7,159	—	7,159	—	—	703	703
Pimco VIT Real Return (Pinnacle Plus)	(109)	(2,313)	(12,188)	(14,610)	—	(59,368)	(11,626)	(214)	(71,208)	(85,818)	164,319	78,501	—	(4,952)	(970)	(5,922)
Pimco VIT Real Return (Pinnacle V)	5,674	9,701	(69,481)	(54,106)	3,444	(26,362)	61,761	(388)	38,455	(15,651)	549,599	533,948	277	(2,220)	5,686	3,743
Pimco VIT Total Return (Pinnacle V)	247,291	10,072	(835,977)	(578,614)	5,136,640	(850,014)	(584,512)	(71,228)	3,630,886	3,052,272	14,991,191	18,043,463	394,610	(70,654)	(43,649)	280,307
Pimco VIT Total Return (AdvantEdge)	89,962	(16,211)	(324,071)	(250,320)	434,082	(324,652)	(425,781)	(38,187)	(354,538)	(604,858)	7,127,623	6,522,765	33,427	(27,898)	(32,649)	(27,120)
Pimco VIT Total Return (AnnuiChoice II)	58,326	6,243	(162,896)	(98,327)	898,145	(112,855)	(36,894)	(8,314)	740,082	641,755	2,761,399	3,403,154	67,764	(9,143)	(2,958)	55,663
Pimco VIT Total Return (AnnuiChoice)	25,010	6,552	(84,019)	(52,457)	—	(389,768)	(315,119)	(1,897)	(706,784)	(759,241)	1,878,449	1,119,208	—	(29,574)	(24,299)	(53,873)
Pimco VIT Total Return (GrandMaster flex3)	14,206	12,342	(74,096)	(47,548)	96,058	(473,112)	(543,883)	(603)	(921,540)	(969,088)	1,903,864	934,776	7,573	(36,480)	(42,438)	(71,345)
Pimco VIT Total Return (Grandmaster)	32,448	(248)	(111,905)	(79,705)	66,030	(226,944)	(483,535)	(657)	(645,106)	(724,811)	2,569,497	1,844,686	4,960	(17,483)	(37,415)	(49,938)
Pimco VIT Total Return (IQ Annuity)	14,062	7,929	(56,740)	(34,749)	21,911	(79,818)	(393,511)	(552)	(451,970)	(486,719)	1,359,954	873,235	1,660	(6,164)	(30,091)	(34,595)
Pimco VIT Total Return (Pinnacle)	19,979	2,862	(75,646)	(52,805)	—	(66,427)	(629,756)	(312)	(696,495)	(749,300)	1,853,357	1,104,057	—	(5,143)	(48,607)	(53,750)
Pimco VIT Total Return (Pinnacle IV)	60,852	49,780	(263,964)	(153,332)	11,984	(661,614)	(893,647)	(920)	(1,544,197)	(1,697,529)	5,348,108	3,650,579	895	(50,656)	(67,613)	(117,374)
Pimco VIT Total Return (Pinnacle II Reduced M&E)	395	1	(1,073)	(677)	—	—	—	—	—	(677)	21,568	20,891	—	—	—	—
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	149	—	(73)	76	—	—	16,096	(6)	16,090	16,166	—	16,166	—	—	1,539	1,539
Pimco VIT Total Return (Pinnacle Plus)	11,286	5,864	(59,517)	(42,367)	660	(237,536)	(388,550)	(1,965)	(627,391)	(669,758)	1,495,257	825,499	52	(18,836)	(30,214)	(48,998)

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	$(493)	$(673)	$2,336	$1,170	$—	$(3,649)	$77,193	$(9)	$73,535	$74,705	$8,523	$83,228	—	(542)	11,438	10,896
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	(204)	(531)	875	140	—	(2,659)	1,082	(3)	(1,580)	(1,440)	15,433	13,993	—	(402)	166	(236)
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	(3,754)	(17,090)	22,144	1,300	61,350	(13,100)	(35,707)	(726)	11,817	13,117	225,006	238,123	9,259	(2,120)	(5,535)	1,604
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	(3,367)	(18,118)	20,769	(716)	5,000	(8,111)	(51,191)	(1,295)	(55,597)	(56,313)	221,577	165,264	756	(1,416)	(7,980)	(8,640)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	(609)	(13,350)	14,843	884	24,059	(6,623)	(33,643)	(162)	(16,369)	(15,485)	79,256	63,771	3,558	(1,008)	(4,950)	(2,400)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	(47)	(1,687)	1,668	(66)	—	(7,353)	—	(2)	(7,355)	(7,421)	7,976	555	—	(1,082)	—	(1,082)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	(254)	(78)	562	230	—	(50)	2,053	(41)	1,962	2,192	15,764	17,956	—	(14)	310	296
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	(141)	(33)	250	76	—	—	—	(1)	(1)	75	8,524	8,599	—	—	—	—
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	(3,254)	172	3,134	52	—	(2,040)	14,769	(1,248)	11,481	11,533	196,288	207,821	—	(384)	1,728	1,344
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	(2,113)	6,906	(3,838)	955	—	(6,234)	(92,944)	(667)	(99,845)	(98,890)	276,370	177,480	—	(787)	(10,648)	(11,435)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	(501)	1,146	(417)	228	—	(3,223)	1,393	(59)	(1,889)	(1,661)	50,152	48,491	—	(378)	151	(227)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	(79)	—	82	3	—	—	—	(6)	(6)	(3)	5,101	5,098	—	(1)	—	(1)
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	(753)	286	628	161	—	(1,743)	—	—	(1,743)	(1,582)	56,317	54,735	—	(204)	—	(204)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	(609)	641	11	43	55	(4,824)	—	(14)	(4,783)	(4,740)	42,793	38,053	6	(574)	1	(567)
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	(61)	55	(45)	(51)	—	(2,779)	(3,474)	(8)	(6,261)	(6,312)	6,312	—	—	(330)	(411)	(741)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	(1,386)	1,381	102	97	—	(16,504)	5,628	(17)	(10,893)	(10,796)	96,534	85,738	—	(1,928)	654	(1,274)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	(6)	—	97	91	—	—	12,927	(7)	12,920	13,011	—	13,011	—	—	1,235	1,235
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	(863)	1,503	(747)	(107)	—	(1,238)	(12,927)	(53)	(14,218)	(14,325)	52,711	38,386	—	(153)	(1,552)	(1,705)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	(6,556)	6,130	981	555	18,260	(97,318)	(155,884)	(1,506)	(236,448)	(235,893)	531,738	295,845	2,122	(11,482)	(18,249)	(27,609)
Guggenheim VT Long Short Equity (AdvantEdge)	(259)	142	2,490	2,373	—	—	652	(66)	586	2,959	15,199	18,158	—	(7)	66	59
Guggenheim VT Long Short Equity (AnnuiChoice II)	(691)	502	9,055	8,866	1,000	(561)	16,236	(82)	16,593	25,459	48,533	73,992	109	(65)	1,685	1,729
Guggenheim VT Long Short Equity (AnnuiChoice)	(76)	617	622	1,163	—	(2,190)	555	(8)	(1,643)	(480)	8,325	7,845	—	(245)	62	(183)
Guggenheim VT Long Short Equity (GrandMaster flex3)	(128)	(11)	1,337	1,198	—	—	—	—	—	1,198	7,662	8,860	—	—	—	—
Guggenheim VT Long Short Equity (Grandmaster)	(16)	—	160	144	—	—	2,586	—	2,586	2,730	—	2,730	—	—	279	279
Guggenheim VT Long Short Equity (IQ Annuity)	(353)	883	3,019	3,549	405	(1,723)	(282)	(36)	(1,636)	1,913	23,122	25,035	45	(192)	(30)	(177)
Guggenheim VT Long Short Equity (Pinnacle)	(260)	145	3,049	2,934	—	(1,846)	38,144	—	36,298	39,232	—	39,232	—	(189)	4,191	4,002
Guggenheim VT Long Short Equity (Pinnacle IV)	(1,197)	7,321	5,763	11,887	600	(17,322)	(879)	(13)	(17,614)	(5,727)	78,259	72,532	65	(1,784)	(83)	(1,802)
Guggenheim VT Long Short Equity (Pinnacle Plus)	(140)	59	1,286	1,205	—	—	—	(12)	(12)	1,193	7,781	8,974	—	(1)	—	(1)
Guggenheim VT Long Short Equity (Pinnacle V)	(2,496)	19,440	5,645	22,589	9,387	(21,436)	(37,204)	(131)	(49,384)	(26,795)	162,254	135,459	1,000	(2,353)	(3,883)	(5,236)
ETF Shares:	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Core Total US Bond Market ETF (Varoom ®)	951	1,338	(10,204)	(7,915)	—	(11,117)	(52,079)	—	(63,196)	(71,111)	207,709	136,598	—	(418)	(2,016)	(2,434)
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	(1,602)	3,486	(24,699)	(22,815)	1,200	(12,515)	69,119	—	57,804	34,989	476,644	511,633	46	(481)	2,655	2,220
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	58	1	(888)	(829)	21,076	—	4,336	—	25,412	24,583	15,745	40,328	851	—	169	1,020
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	(2,438)	52	(19,022)	(21,408)	139,704	(1,260)	80,727	—	219,171	197,763	339,047	536,810	5,617	(52)	3,247	8,812
iShares Barclays Intermediate Credit Bond ETF (Varoom)	15	233	(307)	(59)	—	—	(126)	—	(126)	(185)	185	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	444	7,789	(16,524)	(8,291)	18,000	(27,566)	(19,483)	—	(29,049)	(37,340)	297,506	260,166	672	(1,025)	(751)	(1,104)
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	5	—	54	59	18,070	(10,733)	10,733	—	18,070	18,129	—	18,129	698	(412)	412	698
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	(494)	393	(2,857)	(2,958)	233,197	(579)	36,825	—	269,443	266,485	51,307	317,792	9,113	(23)	1,420	10,510
iShares Barclays TIPS Bond ETF (Varoom)	(1,135)	7,535	(21,236)	(14,836)	—	(3,798)	(82,019)	—	(85,817)	(100,653)	211,323	110,670	—	(134)	(2,904)	(3,038)
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	(933)	1,974	(8,083)	(7,042)	3,300	(12,006)	(5,543)	—	(14,249)	(21,291)	76,129	54,838	117	(430)	(202)	(515)
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	(65)	(329)	(473)	(867)	2,531	(16,858)	5,348	—	(8,979)	(9,846)	13,415	3,569	106	(694)	224	(364)
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	(836)	(360)	(4,549)	(5,745)	17,148	(524)	13,173	—	29,797	24,052	33,029	57,081	700	(23)	531	1,208
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	726	448	(534)	640	—	—	(175)	—	(175)	465	15,229	15,694	—	—	—	—
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,010	5,679	(6,278)	1,411	5,000	(17,006)	(15,684)	—	(27,690)	(26,279)	72,287	46,008	174	(594)	(556)	(976)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	1,725	2,044	(2,521)	1,248	26,137	(17,503)	(9,760)	—	(1,126)	122	44,472	44,594	903	(608)	(349)	(54)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	3,608	1,016	(1,143)	3,481	32,590	(584)	7,306	—	39,312	42,793	91,639	134,432	1,160	(20)	252	1,392
iShares S&P 500 Growth Index ETF (Varoom)	38	5,687	14,037	19,762	37,527	(29,447)	69,025	—	77,105	96,867	29,418	126,285	1,143	(831)	2,032	2,344
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	(5,040)	23,177	150,757	168,894	17,685	(12,708)	(69,199)	—	(64,222)	104,672	584,655	689,327	549	(398)	(2,043)	(1,892)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	(201)	3,703	1,136	4,638	600	(1,255)	(9,091)	—	(9,746)	(5,108)	17,264	12,156	20	(38)	(261)	(279)
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	(82)	4,008	10,533	14,459	76,519	(19,857)	5,420	—	62,082	76,541	29,811	106,352	2,272	(608)	181	1,845
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	(10,378)	11,938	340,606	342,166	1,193,189	(13,609)	58,904	—	1,238,484	1,580,650	598,818	2,179,468	37,322	(431)	2,028	38,919
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	(71)	471	5,276	5,676	46,150	(107)	1,678	—	47,721	53,397	2,595	55,992	1,412	(3)	57	1,466
iShares Core S&P 500 Index ETF (Varoom)	1,107	18,025	56,270	75,402	112,167	(90,063)	45,708	—	67,812	143,214	202,359	345,573	3,396	(2,534)	1,231	2,093
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(30,921)	262,078	1,772,565	2,003,722	296,012	(218,506)	(811,819)	—	(734,313)	1,269,409	7,072,143	8,341,552	8,809	(6,832)	(24,685)	(22,708)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(3,405)	29,470	140,085	166,150	25,300	(34,039)	95,634	—	86,895	253,045	519,257	772,302	849	(1,036)	2,922	2,735

See accompanying notes.

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	$1,053	$22,206	$72,390	$95,649	$267,981	$(146,471)	$240,930	$—	$362,440	$458,089	$133,254	$591,343	8,035	(4,292)	7,457	11,200
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(49,125)	69,648	3,250,827	3,271,350	10,664,193	(190,330)	268,149	—	10,742,012	14,013,362	6,728,633	20,741,995	323,739	(5,732)	9,068	327,075
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(4,467)	23,109	159,538	178,180	491,435	(2,790)	7,287	—	495,932	674,112	375,942	1,050,054	15,150	(81)	339	15,408
iShares S&P 500 Value Index ETF (Varoom)	303	1,677	14,554	16,534	—	—	(3,101)	—	(3,101)	13,433	55,762	69,195	—	—	(76)	(76)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(772)	15,596	90,177	105,001	2,042	(5,963)	(43,443)	—	(47,364)	57,637	387,948	445,585	67	(178)	(1,359)	(1,470)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(125)	3,126	4,532	7,533	—	(15,071)	(3,289)	—	(18,360)	(10,827)	40,684	29,857	—	(520)	(103)	(623)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	363	10,720	(642)	10,441	47,044	(43,197)	(23,710)	—	(19,863)	(9,422)	43,051	33,629	1,356	(1,257)	(678)	(579)
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(515)	16,848	136,249	152,582	573,642	(27,419)	(581)	—	545,642	698,224	325,157	1,023,381	16,994	(797)	16	16,213
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(127)	1,042	10,248	11,163	79,422	(163)	(2,239)	—	77,020	88,183	11,739	99,922	2,347	(5)	(62)	2,280
iShares Core S&P MidCap Index ETF (Varoom)	(602)	8,290	43,556	51,244	37,560	(30,741)	11,742	—	18,561	69,805	149,477	219,282	1,165	(876)	349	638
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(21,334)	73,560	533,430	585,656	78,935	(59,711)	(299,727)	—	(280,503)	305,153	2,051,487	2,356,640	2,416	(1,904)	(9,500)	(8,988)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(2,643)	8,843	55,608	61,808	5,875	(6,845)	26,184	—	25,214	87,022	195,712	282,734	201	(214)	795	782
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(511)	13,517	21,344	34,350	158,144	(63,805)	68,746	—	163,085	197,435	46,321	243,756	4,631	(1,877)	2,103	4,857
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(37,828)	20,543	950,598	933,313	3,107,731	(57,767)	13,483	—	3,063,447	3,996,760	1,953,015	5,949,775	92,875	(1,717)	481	91,639
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(1,087)	2,198	25,973	27,084	119,675	(49)	42,264	—	161,890	188,974	50,253	239,227	3,515	(1)	1,185	4,699
iShares Core S&P Small Cap Index ETF (Varoom)	(807)	8,220	38,969	46,382	18,886	(21,167)	69,108	—	66,827	113,209	90,908	204,117	581	(574)	1,986	1,993
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(13,897)	65,137	311,493	362,733	39,468	(29,995)	(219,036)	—	(209,563)	153,170	1,031,425	1,184,595	1,166	(941)	(6,643)	(6,418)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(1,703)	11,180	30,633	40,110	7,438	(17,011)	20,204	—	10,631	50,741	104,056	154,797	254	(582)	615	287
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(487)	3,305	22,030	24,848	49,153	(14,441)	78,241	—	112,953	137,801	11,352	149,153	1,374	(408)	2,354	3,320
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(25,164)	21,267	609,306	605,409	1,553,898	(29,411)	(119,043)	—	1,405,444	2,010,853	981,284	2,992,137	45,300	(850)	(3,181)	41,269
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(1,594)	4,447	31,684	34,537	90,275	(286)	712	—	90,701	125,238	56,411	181,649	2,597	(7)	41	2,631
iShares S&P Citigroup International Treasury Bond (Varoom)	(37)	226	(778)	(589)	18,706	(14,607)	7,382	—	11,481	10,892	16,717	27,609	718	(555)	278	441
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	(6,385)	623	(27,458)	(33,220)	39,468	(28,261)	157,281	—	168,488	135,268	1,006,804	1,142,072	1,556	(1,115)	6,239	6,680
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	(199)	913	(2,142)	(1,428)	438	(6,742)	(14,687)	—	(20,991)	(22,419)	40,094	17,675	17	(262)	(587)	(832)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	(35)	(69)	(219)	(323)	20,331	(13,640)	(8,163)	—	(1,472)	(1,795)	13,167	11,372	805	(537)	(323)	(55)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	(16,277)	383	(8,533)	(24,427)	1,553,838	(28,415)	416,024	—	1,941,447	1,917,020	958,116	2,875,136	61,492	(1,124)	16,450	76,818
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	(187)	20	(523)	(690)	4,177	(27)	2,250	—	6,400	5,710	16,378	22,088	163	(1)	88	250
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	520	8,547	34,276	43,343	—	(24,758)	71,868	—	47,110	90,453	132,797	223,250	—	(756)	2,260	1,504
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(3,583)	59,897	67,593	123,907	13,800	(72,258)	(176,470)	—	(234,928)	(111,021)	596,614	485,593	462	(2,497)	(5,532)	(7,567)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	184	561	14,979	15,724	40,000	(33,817)	57,285	—	63,468	79,192	29,319	108,511	1,288	(982)	1,727	2,033
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(2,351)	16,536	71,187	85,372	259,287	(1,926)	(29,230)	—	228,131	313,503	247,246	560,749	8,194	(59)	(891)	7,244
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	338	(319)	(4,674)	(4,655)	—	—	(21,623)	—	(21,623)	(26,278)	57,540	31,262	—	—	(1,008)	(1,008)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	248	(972)	(8,579)	(9,303)	5,300	(17,297)	26,827	—	14,830	5,527	152,501	158,028	227	(742)	1,271	756
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	848	(1,179)	(5,573)	(5,904)	29,829	(4,386)	(4,374)	—	21,069	15,165	40,314	55,479	1,126	(167)	(279)	680
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	226	775	(4,367)	(3,366)	69,288	—	16,902	—	86,190	82,824	47,497	130,321	2,675	—	682	3,357
Vanguard Tax-Managed International ETF (Varoom)	389	2,446	3,096	5,931	18,951	(15,014)	7,223	—	11,160	17,091	20,911	38,002	684	(502)	250	432
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	4,485	12,247	178,421	195,153	39,468	(29,327)	(78,441)	—	(68,300)	126,853	1,046,118	1,172,971	1,432	(1,098)	(2,837)	(2,503)
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	568	2,647	14,192	17,407	138	(15,707)	60,669	—	45,100	62,507	74,940	137,447	5	(621)	2,250	1,634
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	846	2,596	9,676	13,118	25,345	(13,844)	61,916	—	73,417	86,535	13,541	100,076	831	(441)	2,066	2,456
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	6,727	8,234	333,068	348,029	1,554,049	(28,772)	86,785	—	1,612,062	1,960,091	995,789	2,955,880	50,532	(925)	2,988	52,595
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	132	787	9,387	10,306	43,218	(180)	11,536	—	54,574	64,880	28,087	92,967	1,425	(6)	359	1,778
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	186	307	(917)	(424)	—	—	(21)	—	(21)	(445)	8,902	8,457	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	244	819	(2,129)	(1,066)	—	—	(3,673)	—	(3,673)	(4,739)	22,935	18,196	—	—	(134)	(134)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	620	108	(3,233)	(2,505)	7,250	(279)	9,332	—	16,303	13,798	44,158	57,956	270	(11)	352	611
Vanguard Large-Cap Index ETF (Varoom)	107	1,705	13,301	15,113	—	—	(4,107)	—	(4,107)	11,006	48,800	59,806	—	—	(109)	(109)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(2,220)	30,367	51,929	80,076	1,500	(27,594)	(93,396)	—	(119,490)	(39,414)	325,504	286,090	50	(960)	(2,856)	(3,766)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	149	1,362	13,208	14,719	60,000	(5,112)	25,391	—	80,279	94,998	15,423	110,421	1,799	(152)	768	2,415
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(1,993)	7,710	66,560	72,277	119,059	(298)	(11,009)	—	107,752	180,029	202,063	382,092	3,641	(9)	(356)	3,276
Vanguard Mega Cap Index ETF (Varoom)	121	813	2,062	2,996	—	—	26,629	—	26,629	29,625	285	29,910	—	—	802	802
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(75)	635	2,953	3,513	300	(626)	(1,396)	—	(1,722)	1,791	12,511	14,302	10	(19)	(43)	(52)
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	13	2,165	1,160	3,338	13,543	(10,139)	—	—	3,404	6,742	11,247	17,989	391	(302)	1	90
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(508)	2,046	16,767	18,305	8,069	—	(10,060)	—	(1,991)	16,314	63,093	79,407	248	—	(304)	(56)
Vanguard REIT Index ETF (Varoom)	1,443	10,772	(9,983)	2,232	—	—	(52,415)	—	(52,415)	(50,183)	97,650	47,467	—	—	(1,628)	(1,628)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,607	6,584	(7,865)	326	5,600	(1,204)	(16,564)	—	(12,168)	(11,842)	117,809	105,967	175	(38)	(521)	(384)
Vanguard REIT Index ETF (Varoom GLWB 3)	829	2,939	(5,578)	(1,810)	38,302	(13,263)	(20,342)	—	4,697	2,887	30,103	32,990	1,126	(414)	(623)	89
Vanguard REIT Index ETF (Varoom GLWB 5)	2,036	1,328	(6,009)	(2,645)	49,810	(305)	12,761	—	62,266	59,621	108,144	167,765	1,596	(10)	411	1,997

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2013

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom)	$1,710	$2,389	$(12,407)	$(8,308)	$129,454	$(99,210)	$49,605	—	$79,849	$71,541	$127,303	$198,844	4,816	A(3,756)	1,878	2,938
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	25,465	15,214	(379,267)	(338,588)	276,272	(199,000)	1,212,390	—	1,289,662	951,074	6,983,651	7,934,725	10,613	(7,581)	46,419	49,451
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	860	15,375	(49,952)	(33,717)	20,963	(91,337)	64,385	—	(5,989)	(39,706)	738,458	698,752	793	(3,468)	2,474	(201)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,596	(2,788)	(12,050)	(12,242)	164,850	(118,527)	228,037	—	274,360	262,118	90,415	352,533	6,614	(4,824)	9,005	10,795
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	36,723	1,436	(595,043)	(556,884)	10,876,967	(195,539)	3,207,967	—	13,889,395	13,332,511	6,654,200	19,986,711	440,317	(7,943)	129,509	561,883
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	360	655	(33,697)	(32,682)	459,028	(2,829)	195,659	—	651,858	619,176	402,898	1,022,074	18,601	(116)	7,936	26,421
Vanguard VI Money Market (Varoom GLWB 2)	(108)	—	—	(108)	—	—	528	—	528	420	4,084	4,504	—	—	56	56
Vanguard VI Money Market (Varoom GLWB 3)	(869)	—	—	(869)	6,011	—	105,543	—	111,554	110,685	—	110,685	622	—	10,887	11,509
Vanguard VI Money Market (Varoom GLWB 5)	(1,698)	—	—	(1,698)	26,626	(94)	22,227	—	48,759	47,061	19,010	66,071	2,756	(10)	2,294	5,040
Vanguard Short Term Bond ETF (Varoom)	(7)	27	(46)	(26)	—	—	(2,254)	—	(2,254)	(2,280)	2,280	—	—	—	—	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(148)	233	(585)	(500)	8,302	(23,828)	5,566	—	(9,960)	(10,460)	34,979	24,519	337	(963)	225	(401)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(1,265)	14	(1,490)	(2,741)	63,375	(621)	14,785	—	77,539	74,798	57,736	132,534	2,580	(26)	602	3,156

* - 2013 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company Separate Account I (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the Integrity Life Insurance Company (the “Company”), a life insurance company, that is  a wholly-owned subsidiary of The Western and Southern Life Insurance Company.  The Separate Account was established on May 19, 1986, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guaranteed rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division or quarterly rate option.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, LLC
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
Northern Lights Variable Trust	ValMark Advisers, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc.

Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds

The Vanguard Group, Inc.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 761 subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2014. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2014 and the cost of investments held at December 31, 2014, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)	$40,233	$335,731	$593,593
Touchstone Aggressive ETF (AnnuiChoice ®)	62,307	226,037	629,096
Touchstone Aggressive ETF (AnnuiChoice II)	52,088	89,188	541,169
Touchstone Aggressive ETF (GrandMaster flex3)	100,939	161,796	1,282,619
Touchstone Aggressive ETF (Grandmaster)	2,201	3,095	85,044
Touchstone Aggressive ETF (IQ Advisor Enhanced)	1	24,329	—
Touchstone Aggressive ETF (IQ Advisor Standard)	5,369	1,506	236,387
Touchstone Aggressive ETF (IQ Annuity)	136,377	794,038	5,515,341
Touchstone Aggressive ETF (Pinnacle)	11,891	49,607	397,632
Touchstone Aggressive ETF (Pinnacle IV)	15,101	266,749	510,504
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)	2,699	2	2,697
Touchstone Aggressive ETF (Pinnacle Plus)	5,324	194,486	216,366
Touchstone Aggressive ETF (Pinnacle V)	341,247	485,650	1,866,131
Touchstone Baron Small Cap Growth (Pinnacle)	275,166	382,911	1,191,921
Touchstone Baron Small Cap Growth (Pinnacle IV)	237,129	966,632	788,598
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)	5,990	48,604	145,094
Touchstone Baron Small Cap Growth (Pinnacle V)	1,169,763	130,511	2,690,474
Touchstone Baron Small Cap Growth (AdvantEdge)	38,479	175,521	453,495
Touchstone Baron Small Cap Growth (AnnuiChoice II)	132,190	80,916	592,933
Touchstone Baron Small Cap Growth (AnnuiChoice)	88,466	88,618	473,088
Touchstone Baron Small Cap Growth (GrandMaster flex3)	208,134	134,432	566,532
Touchstone Baron Small Cap Growth (Grandmaster)	145,484	191,310	373,734
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced)	—	6,211	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard)	74,023	12,135	253,084
Touchstone Baron Small Cap Growth (IQ Annuity)	274,123	450,073	2,838,168
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)	33,323	8,497	63,272
Touchstone Baron Small Cap Growth (Pinnacle Plus)	151,645	129,057	292,530
Touchstone Conservative ETF (AdvantEdge)	73,747	94,916	377,039
Touchstone Conservative ETF (AnnuiChoice II)	78,978	99,067	1,258,613
Touchstone Conservative ETF (AnnuiChoice)	46,271	90,282	661,660
Touchstone Conservative ETF (GrandMaster flex3)	21,081	84,856	458,558
Touchstone Conservative ETF (Grandmaster)	32,950	92,343	95,316
Touchstone Conservative ETF (IQ Advisor Standard)	7,655	1,007	144,814
Touchstone Conservative ETF (IQ Annuity)	58,940	211,615	707,127
Touchstone Conservative ETF (Pinnacle)	85,842	116,284	164,720
Touchstone Conservative ETF (Pinnacle IV)	44,048	128,431	671,809
Touchstone Conservative ETF (Pinnacle II Reduced M&E)	7,844	1,901	170,017
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)	1,033	13,859	1,959
Touchstone Conservative ETF (Pinnacle Plus)	36,719	127,359	302,985
Touchstone Conservative ETF Fund (Pinnacle V)	795,706	719,737	6,231,159
Touchstone Active Bond (AdvantEdge)	38,293	27,666	212,756

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Active Bond (AnnuiChoice II)	$25,470	$16,932	$232,206
Touchstone Active Bond (AnnuiChoice)	37,908	171,493	772,900
Touchstone Active Bond (GrandMaster flex3)	19,139	46,600	283,732
Touchstone Active Bond (Grandmaster)	80,356	260,397	1,484,273
Touchstone Active Bond (IQ Advisor Standard)	4,116	14,717	158,439
Touchstone Active Bond (IQ Annuity)	45,823	134,652	357,823
Touchstone Active Bond (Pinnacle)	15,809	31,780	582,558
Touchstone Active Bond (Pinnacle IV)	75,682	487,715	2,895,844
Touchstone Active Bond (Pinnacle Plus Reduced M&E)	118,720	46,642	100,829
Touchstone Active Bond (Pinnacle Plus)	19,872	225,980	242,207
Touchstone Active Bond (PinnacleV)	645,917	300,204	5,339,251
Touchstone GMAB Aggressive ETF (AnnuiChoice II)	4,937	8,040	138,514
Touchstone GMAB Aggressive ETF (Pinnacle IV)	15,648	47,808	435,756
Touchstone GMAB Aggressive ETF (Pinnacle V)	13,424	135,257	380,324
Touchstone GMAB Conservative ETF (AnnuiChoice II)	10,925	20,362	202,448
Touchstone GMAB Conservative ETF (Pinnacle IV)	27,125	19,324	512,400
Touchstone GMAB Conservative ETF (Pinnacle V)	26,249	33,428	485,778
Touchstone GMAB Moderate ETF (AnnuiChoice II)	510	569	19,958
Touchstone GMAB Moderate ETF (AnnuiChoice)	1	40,412	—
Touchstone GMAB Moderate ETF (Pinnacle IV)	15,191	186,846	633,090
Touchstone GMAB Moderate ETF(Pinnacle V)	10,847	300,303	452,527
Touchstone High Yield (AdvantEdge)	1,964,186	2,078,532	1,257,961
Touchstone High Yield (AnnuiChoice II)	17,411	46,062	144,887
Touchstone High Yield (AnnuiChoice)	29,950	43,144	279,793
Touchstone High Yield (GrandMaster flex3)	25,682	20,749	292,284
Touchstone High Yield (Grandmaster)	302,140	370,790	221,715
Touchstone High Yield (IQ Advisor Standard)	244,410	6,282	238,267
Touchstone High Yield (IQ Annuity)	234,651	220,623	589,881
Touchstone High Yield (Pinnacle)	70,441	158,933	552,200
Touchstone High Yield (Pinnacle IV)	513,987	688,348	852,368
Touchstone High Yield (Pinnacle II Reduced M&E)	513	71	6,542
Touchstone High Yield (Pinnacle Plus Reduced M&E)	25,330	17,543	35,527
Touchstone High Yield (Pinnacle Plus)	32,685	78,980	226,924
Touchstone High Yield (PinnacleV)	387,049	161,343	1,663,799
Touchstone Large Cap Core Equity (AdvantEdge)	12,673	70,924	423,269
Touchstone Large Cap Core Equity (AnnuiChoice II)	106,183	205,606	425,015
Touchstone Large Cap Core Equity (AnnuiChoice)	5,955	87,078	325,557
Touchstone Large Cap Core Equity (GrandMaster flex3)	94,099	115,763	104,828
Touchstone Large Cap Core Equity (Grandmaster)	132,007	50,162	150,806
Touchstone Large Cap Core Equity (IQ Advisor Standard)	62	5,403	3,314
Touchstone Large Cap Core Equity (IQ Annuity)	4,055	82,136	198,713
Touchstone Large Cap Core Equity (Pinnacle)	126,686	1,204,953	4,464,007
Touchstone Large Cap Core Equity (Pinnacle IV)	1,296,297	1,142,767	3,592,561
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)	4,509	40,181	330,925
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)	237,846	4,818	233,395
Touchstone Large Cap Core Equity (Pinnacle Plus)	118,880	253,304	201,476
Touchstone Large Cap Core Equity (PinnacleV)	3,386,721	1,008,769	9,273,951

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Mid Cap Growth (AdvantEdge)	$3,903	$56,486	$31,270
Touchstone Mid Cap Growth (AnnuiChoice II)	233,654	137,501	1,043,381
Touchstone Mid Cap Growth (AnnuiChoice)	369,239	406,403	1,152,190
Touchstone Mid Cap Growth (GrandMaster flex3)	321,946	104,326	415,167
Touchstone Mid Cap Growth (Grandmaster)	99,214	128,780	138,862
Touchstone Mid Cap Growth (IQ Advisor Standard)	858	40	3,469
Touchstone Mid Cap Growth (IQ Annuity)	459,383	483,696	876,224
Touchstone Mid Cap Growth (Pinnacle)	208,262	136,062	511,789
Touchstone Mid Cap Growth (Pinnacle IV)	375,313	869,816	1,276,874
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)	1,044	96	6,591
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)	213,684	26,799	224,504
Touchstone Mid Cap Growth (Pinnacle Plus)	143,832	262,900	213,809
Touchstone Mid Cap Growth (PinnacleV)	860,882	356,827	2,488,743
Touchstone Moderate ETF (AdvantEdge)	47,236	410,603	625,615
Touchstone Moderate ETF (AnnuiChoice II)	38,722	259,118	1,617,368
Touchstone Moderate ETF (AnnuiChoice)	67,489	571,915	1,545,438
Touchstone Moderate ETF (GrandMaster flex3)	27,997	226,497	1,132,303
Touchstone Moderate ETF (Grandmaster)	91,632	179,523	150,220
Touchstone Moderate ETF (IQ Advisor Enhanced)	622	12,219	27,623
Touchstone Moderate ETF (IQ Advisor Standard)	1,509	540	65,254
Touchstone Moderate ETF (IQ Annuity)	89,621	600,094	1,135,904
Touchstone Moderate ETF (Pinnacle)	60,278	206,258	308,397
Touchstone Moderate ETF (Pinnacle IV)	25,859	2,139,410	1,084,162
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)	21,369	12,216	9,220
Touchstone Moderate ETF (Pinnacle Plus)	8,540	147,593	188,401
Touchstone Moderate ETF (Pinnacle V)	137,401	876,110	2,808,553
Touchstone Money Market (AdvantEdge)	4,264,951	4,143,921	938,162
Touchstone Money Market (AnnuiChoice II)	184,272	1,431,676	568,213
Touchstone Money Market (AnnuiChoice)	557,582	824,270	792,827
Touchstone Money Market (GrandMaster flex3)	2,159,408	1,907,324	1,591,558
Touchstone Money Market (Grandmaster)	1,431,027	2,172,278	2,603,296
Touchstone Money Market (IQ Annuity)	458,447	480,354	195,079
Touchstone Money Market (IQ3)	1,293,669	1,818,246	1,520,522
Touchstone Money Market (Pinnacle)	1,177,535	1,801,962	1,683,780
Touchstone Money Market (Pinnacle IV)	3,597,350	5,103,755	4,427,102
Touchstone Money Market (Pinnacle II Reduced M&E)	4	441	30,758
Touchstone Money Market (Pinnacle Plus Reduced M&E)	—	511	—
Touchstone Money Market (Pinnacle Plus)	319,568	746,652	439,628
Touchstone Money Market (Pinnacle V)	5,859,827	6,080,044	10,160,400
Touchstone Third Avenue Value (AdvantEdge)	188,362	252,379	93,096
Touchstone Third Avenue Value (AnnuiChoice II)	48,607	260,133	535,051
Touchstone Third Avenue Value (AnnuiChoice)	244,481	539,631	1,271,883
Touchstone Third Avenue Value (GrandMaster flex3)	72,101	118,676	438,420
Touchstone Third Avenue Value (Grandmaster)	40,145	134,768	508,900
Touchstone Third Avenue Value (IQ Advisor Enhanced)	2	1,382	—
Touchstone Third Avenue Value (IQ Advisor Standard)	2,455	306,947	38,916
Touchstone Third Avenue Value (IQ Annuity)	164,851	414,898	1,564,623

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle)	$293,602	$1,236,137	$3,185,879
Touchstone Third Avenue Value (Pinnacle IV)	212,263	499,806	1,891,233
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)	28,140	102,679	443,197
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)	384,465	32,328	384,737
Touchstone Third Avenue Value (Pinnacle Plus)	381,211	888,736	402,253
Touchstone Third Avenue Value (Pinnacle V)	159,774	145,128	543,604
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)	196,446	313,651	1,163,611
Fidelity VIP Balanced (Pinnacle II Reduced M&E)	871	76	6,211
Fidelity VIP Overseas (Pinnacle)	2,551	25,013	170,818
Fidelity VIP Overseas (Pinnacle IV)	1,078	40,114	62,611
Fidelity VIP Equity-Income (Grandmaster)	437,677	1,393,200	8,595,990
Fidelity VIP Equity-Income (Pinnacle)	145,402	558,428	2,461,639
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)	2,106	5,826	41,793
Fidelity VIP Growth (Grandmaster)	13,741	914,672	3,778,892
Fidelity VIP High Income (Grandmaster)	1,112,426	2,520,619	1,226,782
Fidelity VIP II Asset Manager (Grandmaster)	464,083	1,661,859	4,145,287
Fidelity VIP II Contrafund (Grandmaster)	577,314	1,581,633	9,902,381
Fidelity VIP II Contrafund (Pinnacle)	268,751	1,293,121	2,278,345
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)	1,185	44,466	28,617
Fidelity VIP II Index 500 (Grandmaster)	77,204	1,057,820	3,759,026
Fidelity VIP II Index 500 (IQ Annuity)	4,632	143,579	138,538
Fidelity VIP II Index 500 (Pinnacle)	45,120	410,422	1,897,948
Fidelity VIP II Index 500 (Pinnacle IV)	2,902	35,813	105,964
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)	746	4,468	30,634
Fidelity VIP II Investment Grade Bond (Pinnacle)	36,705	139,401	1,616,094
Fidelity VIP II Investment Grade Bond (Pinnacle IV)	15,890	123,101	690,922
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)	947	3,958	43,559
Fidelity VIP II Investment Grade Bond (AnnuiChoice)	7,721	14,604	338,819
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)	1,179	1,315	51,813
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)	3,083	64,966	132,839
Fidelity VIP II Investment Grade Bond (Grandmaster)	50,424	222,198	2,234,539
Fidelity VIP II Investment Grade Bond (IQ Annuity)	8,379	616,808	359,756
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)	15,717	2,704	32,800
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)	138	30,070	5,893
Fidelity VIP III Balanced (Grandmaster)	248,920	232,277	1,552,534
Fidelity VIP Overseas (AnnuiChoice)	1,754	2,201	113,130
Fidelity VIP Overseas (AnnuiChoice II)	401	33,707	27,121
Fidelity VIP Overseas (Grandmaster flex3)	12	1,646	—
Fidelity VIP Overseas (Grandmaster)	28,718	550,927	2,033,805
Fidelity VIP Overseas (IQ Annuity)	339	480	21,751
Fidelity VIP Overseas (Pinnacle Plus)	419	23,381	24,939
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)	14,579	51,771	310,344
Fidelity VIP Growth (IQ Annuity)	282	149,907	74,970
Fidelity VIP Growth (Pinnacle)	423	163,360	323,006
Fidelity VIP Growth (Pinnacle II Reduced M&E)	3	27	1,278

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class (continued):
Fidelity VIP High Income (IQ Annuity)	$488,637	$685,252	$133,426
Fidelity VIP II Asset Manager (IQ Annuity)	863	955	11,451
Fidelity VIP II Contrafund (IQ Annuity)	28,231	138,833	509,088
Fidelity VIP III Balanced (IQ Annuity)	17,794	14,004	118,250
Fidelity VIP III Mid Cap (Grandmaster)	31,615	177,009	871,632
Fidelity VIP III Mid Cap (IQ Annuity)	21,307	126,486	632,364
Fidelity VIP III Mid Cap (Pinnacle)	90,273	691,068	2,797,559
Fidelity VIP Overseas (IQ Annuity)	427	2,947	28,335
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)	32,546	21,128	204,583
Fidelity VIP Asset Manager (AdvantEdge)	10,457	40,886	53,141
Fidelity VIP Asset Manager (AnnuiChoice II)	7,011	2,312	86,466
Fidelity VIP Asset Manager (AnnuiChoice)	20,559	16,054	207,737
Fidelity VIP Asset Manager (GrandMaster flex3)	140,603	128,449	139,972
Fidelity VIP Asset Manager (IQ Advisor Standard)	261	19	3,132
Fidelity VIP Asset Manager (Pinnacle)	2,505	1,550	27,445
Fidelity VIP Asset Manager (Pinnacle IV)	109,098	54,034	157,943
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)	34,163	17,056	28,444
Fidelity VIP Asset Manager (Pinnacle Plus)	34,946	49,983	49,662
Fidelity VIP Asset Manager (Pinnacle V)	247,990	31,517	575,077
Fidelity VIP Balanced (AdvantEdge)	68,194	87,219	255,586
Fidelity VIP Balanced (AnnuiChoice II)	85,796	81,581	521,373
Fidelity VIP Balanced (AnnuiChoice)	116,167	121,234	554,103
Fidelity VIP Balanced (GrandMaster flex3)	41,653	44,582	261,635
Fidelity VIP Balanced (Grandmaster)	242,857	189,382	1,158,804
Fidelity VIP Balanced (IQ Advisor Standard)	—	178,872	—
Fidelity VIP Balanced (IQ3)	121,525	86,068	777,089
Fidelity VIP Balanced (Pinnacle)	79,091	36,842	417,959
Fidelity VIP Balanced (Pinnacle IV)	191,898	173,588	1,099,730
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)	26,682	18,160	44,304
Fidelity VIP Balanced (Pinnacle Plus)	49,732	53,029	119,829
Fidelity VIP Balanced (Pinnacle V)	393,954	132,027	1,155,371
Fidelity VIP Contrafund (AdvantEdge)	559,398	1,105,545	2,429,044
Fidelity VIP Contrafund (AnnuiChoice II)	594,548	410,370	2,904,013
Fidelity VIP Contrafund (AnnuiChoice)	298,529	960,026	1,991,781
Fidelity VIP Contrafund (GrandMaster flex3)	193,810	350,417	1,196,348
Fidelity VIP Contrafund (IQ Advisor Enhanced)	78,126	17,601	63,022
Fidelity VIP Contrafund (IQ Advisor Standard)	138,138	19,534	296,187
Fidelity VIP Contrafund (IQ3)	168,126	740,496	3,024,603
Fidelity VIP Contrafund (Pinnacle IV)	418,138	1,483,656	3,632,701
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)	317,939	38,543	395,805
Fidelity VIP Contrafund (Pinnacle Plus)	843,443	1,280,143	1,057,960
Fidelity VIP Contrafund (Pinnacle V)	3,195,374	662,912	10,562,102
Fidelity VIP Disciplined Small Cap (Advantedge)	255	69	2,054
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)	14,510	4,915	39,901
Fidelity VIP Disciplined Small Cap (AnnuiChoice)	7,910	32,017	71,153
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)	2,880	16,419	21,225

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (GrandMaster)	$7,377	$9,412	$37,309
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)	68,888	1,725	67,107
Fidelity VIP Disciplined Small Cap (IQ Annuity)	5,238	2,500	42,923
Fidelity VIP Disciplined Small Cap (Pinnacle)	23,793	47,817	135,737
Fidelity VIP Disciplined Small Cap (Pinnacle IV)	87,388	43,379	351,880
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)	2,159	16,932	20,644
Fidelity VIP Disciplined Small Cap (Pinnacle V)	149,449	30,299	572,983
Fidelity VIP Equity-Income (AnnuiChoice II)	59,778	43,171	357,997
Fidelity VIP Equity-Income (AdvantEdge)	93,861	41,592	793,200
Fidelity VIP Equity-Income (AnnuiChoice)	119,441	283,311	972,895
Fidelity VIP Equity-Income (GrandMaster flex3)	70,862	70,189	192,367
Fidelity VIP Equity-Income (IQ Advisor Standard)	501	5,183	9,241
Fidelity VIP Equity-Income (IQ3)	127,350	317,529	541,539
Fidelity VIP Equity-Income (Pinnacle IV)	163,336	248,959	817,688
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)	48,621	460,476	41,313
Fidelity VIP Equity-Income (Pinnacle Plus)	13,921	234,092	272,476
Fidelity VIP Equity-Income (Pinnacle V)	230,212	198,301	1,608,032
Fidelity VIP Freedom 2010 (Advantedge)	4,732	95,112	98,381
Fidelity VIP Freedom 2010 (AnnuiChoice II)	7,136	13,655	145,437
Fidelity VIP Freedom 2010 (AnnuiChoice)	6,267	284	10,542
Fidelity VIP Freedom 2010 (GrandMaster)	4,052	705	44,625
Fidelity VIP Freedom 2010 (IQ Annuity)	1,697	1,546	44,169
Fidelity VIP Freedom 2010 (Pinnacle)	448	294	14,731
Fidelity VIP Freedom 2010 (Pinnacle IV)	1,974	2,982	58,866
Fidelity VIP Freedom 2010 (Pinnacle Plus)	698	411	21,070
Fidelity VIP Freedom 2010 (Pinnacle V)	57,186	51,036	671,115
Fidelity VIP Freedom 2015 (AdvantEdge)	69,305	20,622	135,621
Fidelity VIP Freedom 2015 (AnnuiChoice II)	52,190	23,114	137,720
Fidelity VIP Freedom 2015 (IQ Advisor Standard)	10,738	2,054	299,077
Fidelity VIP Freedom 2015 (IQ Annuity)	1,492	738	37,335
Fidelity VIP Freedom 2015 (Pinnacle)	1,386	113,121	—
Fidelity VIP Freedom 2015 (Pinnacle IV)	275	9,621	4,374
Fidelity VIP Freedom 2015 (Pinnacle Plus)	1,721	943	45,192
Fidelity VIP Freedom 2015 (Pinnacle V)	2,074,551	127,737	3,521,959
Fidelity VIP Freedom 2020 (AdvantEdge)	37,171	6,315	204,229
Fidelity VIP Freedom 2020 (AnnuiChoice II)	49,926	36,658	521,534
Fidelity VIP Freedom 2020 (AnnuiChoice)	1,258	423	28,460
Fidelity VIP Freedom 2020 (GrandMaster flex3)	38,553	37,749	—
Fidelity VIP Freedom 2020 (GrandMaster)	1,484	627	33,382
Fidelity VIP Freedom 2020 (Pinnacle IV)	1,853	842	45,035
Fidelity VIP Freedom 2020 (Pinnacle)	27,061	1,787	33,946
Fidelity VIP Freedom 2020 (Pinnacle Plus)	677	357	19,793
Fidelity VIP Freedom 2020 (Pinnacle V)	294,659	150,882	3,494,014
Fidelity VIP Freedom 2025 (Advantedge)	67,699	53,212	165,580
Fidelity VIP Freedom 2025 (AnnuiChoice II)	14,934	10,286	139,078
Fidelity VIP Freedom 2025 (GrandMaster)	81	37	2,076
Fidelity VIP Freedom 2025 (IQ Annuity)	46,866	3,404	78,588

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle)	$158	$62	$3,489
Fidelity VIP Freedom 2025 (Pinnacle IV)	989	452	24,391
Fidelity VIP Freedom 2025 (Pinnacle Plus)	330	163	8,226
Fidelity VIP Freedom 2025 (Pinnacle V)	145,449	164,467	1,969,299
Fidelity VIP Freedom 2030 (AnnuiChoice II)	2,731	15,793	51,513
Fidelity VIP Freedom 2030 (IQ Annuity)	19,996	1,416	88,883
Fidelity VIP Freedom 2030 (Pinnacle IV)	16	12	358
Fidelity VIP Freedom 2030 (Pinnacle Plus)	56,657	213	56,454
Fidelity VIP Freedom 2030 (Pinnacle V)	10,731	4,683	190,557
Fidelity VIP Growth (AnnuiChoice II)	58,292	18,628	258,235
Fidelity VIP Growth (GrandMaster)	278,855	180,270	562,073
Fidelity VIP Growth (AdvantEdge)	65,254	71,063	92,555
Fidelity VIP Growth (AnnuiChoice)	194,978	97,166	406,146
Fidelity VIP Growth (GrandMaster flex3)	647,130	18,764	752,961
Fidelity VIP Growth (IQ Advisor Standard)	—	39	4,364
Fidelity VIP Growth (IQ3)	684,009	396,226	773,699
Fidelity VIP Growth (Pinnacle)	255,683	100,908	342,239
Fidelity VIP Growth (Pinnacle IV)	171,122	146,546	858,303
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)	—	9,617	16,103
Fidelity VIP Growth (Pinnacle Plus)	130	16,083	76,341
Fidelity VIP Growth (Pinnacle V)	510,035	232,998	1,581,010
Fidelity VIP High Income (AdvantEdge)	1,764,631	2,238,824	524,690
Fidelity VIP High Income (AnnuiChoice II)	757,454	1,415,040	218,337
Fidelity VIP High Income (AnnuiChoice)	377,586	443,385	433,580
Fidelity VIP High Income (GrandMaster flex3)	11,804,988	23,528,693	554,915
Fidelity VIP High Income (IQ Advisor Standard)	443	18	3,428
Fidelity VIP High Income (IQ3)	1,297,158	1,913,211	610,360
Fidelity VIP High Income (Pinnacle)	5,327,032	11,140,692	403,632
Fidelity VIP High Income (Pinnacle IV)	454,737	854,487	297,347
Fidelity VIP High Income (Pinnacle II Reduced M&E)	421,554	839,420	—
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)	685	3,494	12,331
Fidelity VIP High Income (Pinnacle Plus)	8,187	3,538	47,278
Fidelity VIP High Income (Pinnacle V)	304,136	317,728	982,544
Fidelity VIP II Index 500 (Pinnacle)	274,241	337,084	795,292
Fidelity VIP II Index 500 (Pinnacle IV)	123,143	500,909	1,126,174
Fidelity VIP II Index 500 (Pinnacle V)	1,983,095	368,057	4,572,977
Fidelity VIP Index 500 (AdvantEdge)	129,665	127,836	911,005
Fidelity VIP Index 500 (AnnuiChoice II)	506,719	235,412	1,481,902
Fidelity VIP Index 500 (AnnuiChoice)	51,715	529,897	921,093
Fidelity VIP Index 500 (Grandmaster flex3)	146,652	994,737	206,825
Fidelity VIP Index 500 (Grandmaster)	387,075	221,986	763,380
Fidelity VIP Index 500 (IQ Advisor Standard)	2,840	113,674	137,373
Fidelity VIP Index 500 (IQ3)	72,731	581,075	1,312,002
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)	18,596	2,387	97,858
Fidelity VIP Index 500 (Pinnacle Plus)	99,197	71,393	246,254
Fidelity VIP Investment Grade Bond (AdvantEdge)	206,322	218,678	1,712,811
Fidelity VIP Investment Grade Bond (AnnuiChoice II)	612,774	262,320	2,653,031

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice)	$269,671	$223,374	$2,078,054
Fidelity VIP Investment Grade Bond (GrandMaster flex3)	55,051	45,446	441,893
Fidelity VIP Investment Grade Bond (GrandMaster)	296,508	264,263	1,229,820
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)	3,707	4,558	167,207
Fidelity VIP Investment Grade Bond (IQ3)	86,342	419,889	1,387,570
Fidelity VIP Investment Grade Bond (Pinnacle)	286,250	228,613	1,542,507
Fidelity VIP Investment Grade Bond (Pinnacle IV)	46,227	115,953	646,316
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)	202	954	10,180
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)	66,123	32,222	57,175
Fidelity VIP Investment Grade Bond (Pinnacle Plus)	7,976	99,971	276,664
Fidelity VIP Investment Grade Bond (Pinnacle V)	3,184,998	459,999	9,561,843
Fidelity VIP Mid Cap (AdvantEdge)	22,148	174,931	249,813
Fidelity VIP Mid Cap (AnnuiChoice II)	86,384	234,416	737,727
Fidelity VIP Mid Cap (AnnuiChoice)	95,054	421,275	799,901
Fidelity VIP Mid Cap (GrandMaster flex3)	32,672	184,075	451,515
Fidelity VIP Mid Cap (Grandmaster)	122,179	128,356	429,260
Fidelity VIP Mid Cap (IQ Advisor Enhanced)	—	11,428	—
Fidelity VIP Mid Cap (IQ Advisor Standard)	218,615	22,446	392,269
Fidelity VIP Mid Cap (IQ Annuity)	146,040	455,136	2,137,760
Fidelity VIP Mid Cap (Pinnacle)	36,395	375,904	513,464
Fidelity VIP Mid Cap (Pinnacle IV)	299,710	1,106,478	2,238,151
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)	187,084	18,393	201,033
Fidelity VIP Mid Cap (Pinnacle Plus)	14,376	355,057	232,142
Fidelity VIP Mid Cap (Pinnacle V)	379,178	244,523	2,030,988
Fidelity VIP Overseas (AdvantEdge)	35,675	71,540	417,346
Fidelity VIP Overseas (AnnuiChoice II)	17,477	71,633	292,571
Fidelity VIP Overseas (AnnuiChoice)	139,729	108,181	381,954
Fidelity VIP Overseas (GrandMaster flex3)	3,560	22,593	143,491
Fidelity VIP Overseas (GrandMaster)	50,882	239,504	426,087
Fidelity VIP Overseas (IQ Advisor Enhanced)	—	12,317	—
Fidelity VIP Overseas (IQ Advisor Standard)	136	134,861	6,799
Fidelity VIP Overseas (IQ3)	258,068	295,198	509,981
Fidelity VIP Overseas (Pinnacle)	176,470	295,891	372,850
Fidelity VIP Overseas (Pinnacle IV)	55,415	102,838	395,050
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)	92,033	12,158	79,753
Fidelity VIP Overseas (Pinnacle Plus)	81,708	171,622	162,890
Fidelity VIP Overseas (Pinnacle V)	376,322	112,270	1,141,673
Fidelity VIP Target Volatility (AdvantEdge)	116,340	1,183	115,144
Fidelity VIP Target Volatility (AnnuiChoice II)	675,404	8,725	666,856
Fidelity VIP Target Volatility (GrandMaster flex3)	19,276	19,027	—
Fidelity VIP Target Volatility (Pinnacle IV)	20,843	127	20,715
Fidelity VIP Target Volatility (Pinnacle V)	223,513	5,393	218,305
Franklin Growth and Income VIP Fund (Pinnacle)	77,821	470,134	2,337,501
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	180	101	5,396
Non-Affiliated Class 1:
Franklin Income VIP Fund (Pinnacle)	462,185	1,317,949	6,017,685
Franklin Income VIP Fund (Pinnacle II Reduced M&E)	16,295	4,997	293,679

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (AnnuiChoice)	$9,878	$20,094	$68,734
JP Morgan IT Mid Cap Value (Grandmaster)	4,782	1,076	36,412
JP Morgan IT Mid Cap Value (GrandMaster flex3)	8,881	29,145	58,703
JP Morgan IT Mid Cap Value (IQ3)	4,752	6,829	34,148
JP Morgan IT Mid Cap Value (Pinnacle)	4,837	13,998	37,103
JP Morgan IT Mid Cap Value (Pinnacle IV)	18,148	28,286	132,801
JP Morgan IT Mid Cap Value (Pinnacle Plus)	2,713	65,859	7,111
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)	36,582	1,751	44,603
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	3,459	10,742	43,063
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	95	21	1,461
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)	2,149	542	29,101
Morgan Stanley UIF Emerging Markets Debt (IQ3)	6,449	14,802	92,854
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)	111,630	95,408	484,708
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)	2,250	400	38,504
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	12,431	62,003	165,818
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	3,903	26,991	169,757
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	1,102	18,902	57,196
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)	1,611	12,427	70,213
Morgan Stanley UIF U.S. Real Estate (IQ3)	6,335	36,915	291,821
Morgan Stanley UIF U.S. Real Estate (Pinnacle)	335,929	536,415	906,673
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	10,847	180,314	463,955
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund (AdvantEdge)	1,097	2,257	35,161
Franklin Growth and Income VIP Fund (AnnuiChoice)	84,348	369,837	967,487
Franklin Growth and Income VIP Fund (AnnuiChoice II)	10,246	96,294	280,507
Franklin Growth and Income VIP Fund (Grandmaster)	14,309	189,013	428,858
Franklin Growth and Income VIP Fund (GrandMaster flex3)	17,920	138,710	459,314
Franklin Growth and Income VIP Fund (IQ Annuity)	159,719	370,471	1,040,471
Franklin Growth and Income VIP Fund (Pinnacle)	26,840	304,303	626,895
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)	1	42,103	34
Franklin Growth and Income VIP Fund (Pinnacle IV)	43,534	269,259	928,495
Franklin Growth and Income VIP Fund (Pinnacle Plus)	8,708	353,941	236,464
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)	60,148	486,084	153,888
Franklin Growth and Income VIP Fund (Pinnacle V)	234,293	157,390	1,122,135
Franklin Income VIP Fund (AdvantEdge)	43,838	32,818	424,174
Franklin Income VIP Fund (AnnuiChoice)	149,921	487,512	1,592,080
Franklin Income VIP Fund (AnnuiChoice II)	1,897,697	543,492	2,631,302
Franklin Income VIP Fund (Grandmaster)	306,599	421,376	2,325,902
Franklin Income VIP Fund (GrandMaster flex3)	285,546	450,519	2,165,721
Franklin Income VIP Fund (IQ Advisor Enhanced)	—	8,673	—
Franklin Income VIP Fund (IQ Advisor Standard)	253,309	6,967	249,513
Franklin Income VIP Fund (IQ Annuity)	495,430	797,600	2,139,650
Franklin Income VIP Fund (Pinnacle IV)	864,187	1,467,168	5,303,357
Franklin Income VIP Fund (Pinnacle Plus)	95,555	364,253	836,101
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)	155,260	88,448	300,392
Franklin Income VIP Fund (Pinnacle V)	2,749,638	794,761	10,016,705
Franklin Large Cap Growth VIP Fund (AdvantEdge)	12,630	88,673	740,305

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (AnnuiChoice)	$4,433	$15,657	$69,612
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)	6,281	44,370	314,644
Franklin Large Cap Growth VIP Fund (Grandmaster)	6,475	77,498	36,660
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)	1,255	12,718	72,829
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)	190	106	8,761
Franklin Large Cap Growth VIP Fund (IQ Annuity)	48,387	8,693	98,883
Franklin Large Cap Growth VIP Fund (Pinnacle)	48,672	80,217	80,880
Franklin Large Cap Growth VIP Fund (Pinnacle IV)	752,471	437,832	796,637
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)	13,093	130,590	192,590
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)	51,039	20,687	45,019
Franklin Large Cap Growth VIP Fund (Pinnacle V)	199,559	206,470	873,856
Franklin Mutual Shares VIP Fund (AdvantEdge)	127,000	223,812	1,495,139
Franklin Mutual Shares VIP Fund (AnnuiChoice)	44,494	296,278	577,021
Franklin Mutual Shares VIP Fund (AnnuiChoice II)	420,383	261,100	1,942,137
Franklin Mutual Shares VIP Fund (GrandMaster flex3)	68,707	254,399	689,591
Franklin Mutual Shares VIP Fund (IQ Advisor Standard)	—	321,269	—
Franklin Mutual Shares VIP Fund (IQ Annuity)	35,841	126,664	465,172
Franklin Mutual Shares VIP Fund (Pinnacle)	25,137	229,514	622,671
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)	245	1,011	7,007
Franklin Mutual Shares VIP Fund (Pinnacle IV)	200,215	803,248	2,923,699
Franklin Mutual Shares VIP Fund (Pinnacle Plus)	25,205	355,420	467,948
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)	242,511	49,414	222,535
Franklin Mutual Shares VIP Fund (Pinnacle V)	3,221,046	691,765	9,385,949
Franklin Mutual Shares VIP Fund(Grandmaster)	49,200	236,407	1,164,719
Franklin Small Cap Value VIP Fund (AdvantEdge)	48,622	109,303	108,374
Franklin Small Cap Value VIP Fund (Annuichoice)	16,966	28,508	51,521
Franklin Small Cap Value VIP Fund (Annuichoice II)	27,192	18,489	235,288
Franklin Small Cap Value VIP Fund (Grandmaster)	4,535	23,267	40,323
Franklin Small Cap Value VIP Fund (Grandmaster flex3)	11,228	19,804	43,530
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)	69,271	1,745	67,435
Franklin Small Cap Value VIP Fund (IQ Annuuity)	9,711	27,798	48,684
Franklin Small Cap Value VIP Fund (Pinnacle Plus)	75,260	205,878	18,112
Franklin Small Cap Value VIP Fund (Pinnacle)	202,402	309,640	122,515
Franklin Small Cap Value VIP Fund (Pinnacle IV)	7,931	43,064	28,784
Franklin Small Cap Value VIP Fund (Pinnacle V)	445,500	136,824	880,964
Invesco VI American Franchise (AdvantEdge)	143	14,521	3,483
Invesco VI American Franchise (AnnuiChoice)	27	22,630	3,757
Invesco VI American Franchise (AnnuiChoice II)	—	2,491	33,886
Invesco VI American Franchise (Grandmaster)	1,186	332	3,268
Invesco VI American Franchise (GrandMaster flex3)	2,293	1,166	42,429
Invesco VI American Franchise (IQ Advisor Standard)	—	269	2,632
Invesco VI American Franchise (IQ Annuity)	3	36,253	176,153
Invesco VI American Franchise (Pinnacle)	96,038	143,970	64,124
Invesco VI American Franchise (Pinnacle IV)	3,376,448	3,923,122	149,249
Invesco VI American Franchise (Pinnacle Plus)	1,767	12,002	18,560
Invesco VI American Franchise (Pinnacle V)	665,076	440,346	808,466
Invesco VI American Value (AdvantEdge)	41,094	61,310	345,058

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AnnuiChoice)	$1,826	$1,470	$16,750
Invesco VI American Value (AnnuiChoice II)	94,450	17,511	279,037
Invesco VI American Value (Grandmaster)	246,887	258,156	82,188
Invesco VI American Value (Grandmaster flex3)	4,270	137	9,946
Invesco VI American Value (IQ Annuity)	17,398	5,465	68,738
Invesco VI American Value (Pinnacle)	71,327	63,067	22,165
Invesco VI American Value (Pinnacle IV)	77,033	71,527	129,821
Invesco VI American Value (Pinnacle Plus)	70,399	97,500	3,101
Invesco VI American Value (Pinnacle Plus Reduced M&E)	27,635	1,363	26,329
Invesco VI American Value (Pinnacle V)	848,186	138,008	1,689,098
Invesco VI Comstock (AdvantEdge)	221,478	120,494	416,503
Invesco VI Comstock (AnnuiChoice)	38,621	77,789	251,992
Invesco VI Comstock (AnnuiChoice II)	192,866	118,050	822,794
Invesco VI Comstock (Grandmaster)	92,156	205,075	206,255
Invesco VI Comstock (GrandMaster flex3)	18,792	107,348	62,930
Invesco VI Comstock (IQ Advisor Standard)	129,844	9,800	129,464
Invesco VI Comstock (IQ Annuity)	19,425	43,372	240,943
Invesco VI Comstock (Pinnacle)	6,787	11,549	123,423
Invesco VI Comstock (Pinnacle IV)	9,709	52,878	228,357
Invesco VI Comstock (Pinnacle Plus)	922	49,980	33,333
Invesco VI Comstock (Pinnacle Plus Reduced M&E)	3,615	8,954	10,252
Invesco VI Comstock (Pinnacle V)	1,491,256	163,002	3,468,865
Invesco VI International Growth Class II (Advantedge)	24,523	14,240	253,065
Invesco VI International Growth Class II (IQ Advisor Enhanced)	112,854	28,096	282,907
Invesco VI International Growth Class II (Pinnacle)	15,555	2,175	43,228
Invesco VI International Growth Class II (Pinnacle Plus)	146,325	129,507	75,673
Invesco VI International Growth Class II (Pinnacle V)	674,087	29,861	1,086,983
Invesco VI International Growth II (Annuichoice)	124,081	5,810	154,034
Invesco VI International Growth II (Grandmaster)	707	39,034	10,947
Invesco VI International Growth II (Grandmaster flex3)	5,287	79	5,209
Templeton Foreign VIP Fund (IQ Annuity)	93,739	78,706	361,954
Templeton Foreign VIP Fund (Pinnacle)	163,141	230,795	504,388
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)	329	225	14,611
Templeton Foreign VIP Fund (Pinnacle IV)	94,795	408,190	761,580
Templeton Foreign VIP Fund (Pinnacle V)	1,461,691	246,780	3,196,811
Templeton Foreign VIP Fund (AnnuiChoice)	227,147	231,882	403,810
Templeton Foreign VIP Fund (AnnuiChoice II)	194,917	123,439	941,406
Templeton Foriegn VIP Fund (AdvantEdge)	121,923	66,901	723,667
Templeton Foriegn VIP Fund (Grandmaster)	140,792	178,880	359,917
Templeton Foriegn VIP Fund (GrandMaster flex3)	71,463	139,096	318,983
Templeton Foriegn VIP Fund (IQ Advisor Standard)	82,718	7,725	122,728
Templeton Foriegn VIP Fund (Pinnacle Plus)	61,673	206,663	222,038
Templeton Foriegn VIP Fund (Pinnacle Plus Reduced M&E)	118,371	1,783	135,428
Templeton Global Bond VIP Fund (Grandmaster)	9,680	32,988	38,616
Templeton Global Bond VIP Fund (GrandMaster flex3)	46,404	30,217	74,496
Templeton Global Bond VIP Fund (Pinnacle V)	36,594	111,137	281,980
Templeton Global Bond VIP Fund (Advantedge)	1,613	809	20,394

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (Pinnacle IV)	$1,280,448	$141,855	$2,977,082
Templeton Global Bond VIP Fund (Annuichoice)	49,266	1,001	122,516
Templeton Global Bond VIP Fund (AnnuiChoice II)	15,092	2,472	129,723
Templeton Growth VIP Fund (AdvantEdge)	65,847	133,036	125,981
Templeton Growth VIP Fund (AnnuiChoice)	89,287	127,721	238,450
Templeton Growth VIP Fund (AnnuiChoice II)	54,546	13,079	234,444
Templeton Growth VIP Fund (Grandmaster)	5,473	18,087	217,125
Templeton Growth VIP Fund (GrandMaster flex3)	34,900	177,509	318,989
Templeton Growth VIP Fund (IQ Annuity)	41,090	59,915	334,315
Templeton Growth VIP Fund (Pinnacle)	24,303	164,704	734,936
Templeton Growth VIP Fund (Pinnacle IV)	95,961	1,474,048	593,219
Templeton Growth VIP Fund (Pinnacle Plus)	122,504	261,915	345,510
Templeton Growth VIP Fund (Pinnacle V)	741,735	2,974,388	1,142,265
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)	56,348	25,715	299,342
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)	17,592	39,566	122,859
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)	23,096	36,769	197,542
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)	13,190	93,305	125,853
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)	5,413	31,925	73,837
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)	35,921	34,797	183,127
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)	34,352	134,315	315,252
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)	18,311	46,230	70,622
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)	22,446	1,289	21,063
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)	91,212	161,713	402,239
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)	66,187	98,880	444,857
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)	16,140	112,525	157,905
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)	43,877	45,480	309,520
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)	12,479	60,302	182,014
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)	10,333	88,972	184,889
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)	172	3,215	53,059
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)	23,716	38,315	252,019
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)	24,200	137,991	412,742
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)	53,710	331,390	689,320
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)	56,686	35,277	276,310
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)	2,404	13,205	3,311
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)	722,640	248,351	1,568,191
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)	5,091	163,912	137,235
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)	70,324	10,719	92,319
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)	18,903	59,591	321,489
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)	51,831	58,412	194,943
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)	39,577	60,932	280,767
Morgan Stanley UIF U.S. Real Estate (Grandmaster)	151,312	53,015	281,067
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)	2,825	60,010	163,265
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)	1,172	165,859	54,622
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)	16,974	75,498	157,167
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)	411,997	657,409	617,335
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)	859,996	346,217	1,692,043

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)	$32,933	$14,061	$129,258
BlackRock Capital Appreciation VI (AnnuiChoice II)	169,554	120,321	639,331
BlackRock Capital Appreciation VI (Annuichoice)	7,739	3,901	52,207
BlackRock Capital Appreciation VI (Grandmaster flex3)	31,450	117	31,334
BlackRock Capital Appreciation VI Class III (Grandmaster)	57,577	2,509	84,249
BlackRock Capital Appreciation VI Class III (Pinnacle)	9,782	1,137	46,434
BlackRock Capital Appreciation VI Class III (Pinnacle IV)	94,281	4,776	107,897
BlackRock Capital Appreciation VI Class III (Pinnacle V)	738,537	168,844	1,965,928
BlackRock Global Allocation VI (Advantedge)	39,294	7,566	376,917
BlackRock Global Allocation VI (AnnuiChoice II)	122,711	60,487	809,132
BlackRock Global Allocation VI (Annuichoice)	24,060	171,276	86,606
BlackRock Global Allocation VI (Grandmaster flex3)	107,043	46,202	180,852
BlackRock Global Allocation VI (Grandmaster)	5,600	520	32,270
BlackRock Global Allocation VI Class III (Pinnacle)	35,123	16,214	269,095
BlackRock Global Allocation VI Class III (Pinnacle IV)	312,006	7,224	328,653
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)	2,522	256	23,427
BlackRock Global Allocation VI Class III (Pinnacle V)	217,570	33,120	421,472
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	331,411	3,829	379,165
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)	19,445	119	19,322
TOPS Managed Risk Moderate Growth ETF (Annuichoice)	7,287	518	6,785
TOPS Managed Risk Moderate Growth ETF (Advantedge)	62,083	823	77,875
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)	1,094,694	150,323	951,578
Non-Affiliated Class 4:
American Funds Global Growth (AnnuiChoice II)	25,149	727	24,347
American Funds Global Growth (GrandMaster)	784	45	738
American Funds Global Growth (Pinnacle)	7,724	44	7,681
American Funds Global Growth (Pinnacle IV)	22,166	163	21,984
American Funds Global Growth (Pinnacle V)	81,884	710	81,115
American Funds Growth (AdvantEdge)	12,432	284	12,147
American Funds Growth (AnnuiChoice II)	42,649	452	42,199
American Funds Growth (GrandMaster)	12,344	392	11,939
American Funds Growth (GrandMaster flex3)	10,200	158	10,047
American Funds Growth (Pinnacle)	10,667	152	10,513
American Funds Growth (Pinnacle IV)	31,831	105	31,731
American Funds Growth (Pinnacle V)	480,700	7,664	473,141
American Funds Growth-Income (AdvantEdge)	64,513	6,799	57,891
American Funds Growth-Income (AnnuiChoice)	10,112	54	10,059
American Funds Growth-Income (AnnuiChoice II)	24,125	793	23,341
American Funds Growth-Income (GrandMaster)	73,744	2,822	71,062
American Funds Growth-Income (GrandMaster flex3)	29,102	75	29,029
American Funds Growth-Income (Pinnacle)	23,328	2,518	20,858
American Funds Growth-Income (Pinnacle IV)	56,201	1,351	54,860
American Funds Growth-Income (Pinnacle V)	863,798	18,286	846,175
American Funds Managed Risk Asset Allocation (AdvantEdge)	167,041	5,363	161,835
American Funds Managed Risk Asset Allocation (AnnuiChoice)	13,136	547	12,603
American Funds Managed Risk Asset Allocation (AnnuiChoice II)	306,835	3,330	303,698
American Funds Managed Risk Asset Allocation (GrandMaster flex3)	36,515	19,046	17,613

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 4 (continued):
American Funds Managed Risk Asset Allocation (Pinnacle IV)	$41,234	$1,332	$39,935
American Funds Managed Risk Asset Allocation (Pinnacle V)	537,726	9,566	528,652
American Funds New World (AdvantEdge)	18,893	712	18,148
American Funds New World (AnnuiChoice)	6,367	43	6,321
American Funds New World (AnnuiChoice II)	6,205	50	6,151
American Funds New World (GrandMaster flex3)	14,141	164	13,973
American Funds New World (Pinnacle V)	42,140	408	41,703
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)	77,969	99,413	355,460
Deutsche Small Cap Index VIP (Pinnacle IV)	2,139	885	20,859
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)	475	91	6,059
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)	153,859	237,265	78,383
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)	5,437	11,020	76,369
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)	65,597	240,116	117,676
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)	69,510	439,022	72,215
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)	90,718	87,783	228,134
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)	77,351	165,973	95,058
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)	577,227	550,853	130,976
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)	311,881	417,648	125,271
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)	236,631	114,176	506,090
Columbia VIT Small Cap Value Class 2 (AdvantEdge)	48,264	21,086	250,902
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)	124,303	40,227	421,459
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)	45,029	17,678	124,010
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)	11,096	1,606	47,144
Columbia VIT Small Cap Value Class 2 (Grandmaster)	5,595	21,081	29,324
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)	7,817	1,110	49,150
Columbia VIT Small Cap Value Class 2 (Pinnacle)	4,085	15,775	18,529
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)	8,652	28,903	39,263
Columbia VIT Small Cap Value Class 2 (Pinnacle V)	677,014	44,343	1,323,059
Deutsche Small Cap Index (AdvantEdge)	3,401	54,106	—
Deutsche Small Cap Index (AnnuiChoice II)	12,321	8,424	146,258
Deutsche Small Cap Index (AnnuiChoice)	18,751	34,288	186,543
Deutsche Small Cap Index (GrandMaster flex3)	24,346	109,249	50,026
Deutsche Small Cap Index (Grandmaster)	31,419	108,925	137,492
Deutsche Small Cap Index (IQ Advisor Standard)	335	5,452	—
Deutsche Small Cap Index (IQ3)	30,400	43,941	107,500
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)	4,951	806	25,933
Deutsche Small Cap Index (Pinnacle Plus)	4,686	8,022	31,949
Deutsche Small Cap Index VIP (Pinnacle IV)	22,956	76,589	250,545
Deutsche Small Cap Index VIP (Pinnacle V)	70,490	96,000	311,544
Advisor Class:
Pimco VIT All Asset (AdvantEdge)	16,712	32,686	156,131
Pimco VIT All Asset (IQ Annuity)	79,261	43,731	356,443
Pimco VIT All Asset (Pinnacle)	14,774	77,379	283,790
Pimco VIT All Asset (Pinnacle II Reduced M&E)	1,133	246	22,859
Pimco VIT All Asset (AnnuiChoice II)	38,028	128,372	194,327

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT All Asset (AnnuiChoice)	$35,756	$202,184	$191,235
Pimco VIT All Asset (GrandMaster flex3)	49,281	205,110	241,712
Pimco VIT All Asset (Grandmaster)	26,496	38,493	420,380
Pimco VIT All Asset (Pinnacle IV)	35,694	173,600	388,267
Pimco VIT All Asset (Pinnacle Plus)	7,044	7,105	22,027
Pimco VIT All Asset (Pinnacle V)	46,685	19,899	444,249
Pimco VIT Commodity Real Return (Pinnacle)	1,458	36,129	33,336
Pimco VIT Commodity Real Return (Pinnacle IV)	9,804	108,603	299,003
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)	9	365	4,203
Pimco VIT Commodity Real Return (Pinnacle V)	465,401	325,689	1,142,975
Pimco VIT Commodity Real Return Strategy (AdvantEdge)	65,448	60,682	503,645
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)	43,580	42,582	343,198
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)	1,585	6,236	61,059
Pimco VIT Commodity Real Return Strategy (Grandmaster)	8,137	21,271	41,474
Pimco VIT Commodity Real Return Strategy (IQ Annuity)	1,234	70,735	441,152
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)	6,181	140,096	73,696
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)	10,774	6,193	33,351
Pimco VIT Long Term Government (Pinnacle)	1,194	81,267	—
Pimco VIT Long Term Government (Pinnacle IV)	12,544	33	12,512
Pimco VIT Long Term Government (Annuichoice)	68,754	30,881	37,655
Pimco VIT Long Term Government (AnnuiChoice II)	49	263	2,183
Pimco VIT Low Duration (AnnuiChoice II)	1,500,872	862,449	1,942,383
Pimco VIT Low Duration (AnnuiChoice)	7,987	85,954	170,378
Pimco VIT Low Duration (GrandMaster flex3)	21,807,130	11,392,668	10,757,901
Pimco VIT Low Duration (Grandmaster)	1,439,125	865,585	1,035,988
Pimco VIT Low Duration (IQ Annuity)	1,461,100	626,820	1,111,305
Pimco VIT Low Duration (Pinnacle)	9,565,122	5,115,747	4,703,927
Pimco VIT Low Duration (Pinnacle IV)	1,071,590	846,938	379,689
Pimco VIT Low Duration (Pinnacle II Reduced M&E)	830,608	425,335	406,068
Pimco VIT Low Duration (AdvantEdge)	41,267	1,320	86,911
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)	11,435	1,967	11,498
Pimco VIT Low Duration (Pinnacle Plus)	12,217	31,025	45,964
Pimco VIT Low Duration (Pinnacle V)	146,344	203,533	491,893
Pimco VIT Real Return (Pinnacle IV)	6,143	115,868	167,340
Pimco VIT Real Return (AdvantEdge)	1,306	14,154	81,597
Pimco VIT Real Return (AnnuiChoice II)	11,402	164,782	392,377
Pimco VIT Real Return (AnnuiChoice)	63,713	108,265	170,088
Pimco VIT Real Return (GrandMaster flex3)	1,980	125,727	70,705
Pimco VIT Real Return (Grandmaster)	1,315	1,368	111,312
Pimco VIT Real Return (IQ Annuity)	4,147	103,043	186,451
Pimco VIT Real Return (Pinnacle)	112,923	167,237	176,095
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)	22,446	16,478	13,442
Pimco VIT Real Return (Pinnacle Plus)	6,399	47,313	43,726
Pimco VIT Real Return (Pinnacle V)	106,667	142,416	544,580
Pimco VIT Total Return (Pinnacle V)	6,765,889	1,234,714	24,125,469
Pimco VIT Total Return (AdvantEdge)	1,373,381	1,265,306	6,807,364
Pimco VIT Total Return (AnnuiChoice II)	802,920	851,383	3,438,650

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice)	$386,022	$566,135	$981,471
Pimco VIT Total Return (GrandMaster flex3)	297,289	654,544	603,739
Pimco VIT Total Return (Grandmaster)	268,181	267,635	1,903,883
Pimco VIT Total Return (IQ Annuity)	382,375	379,239	910,097
Pimco VIT Total Return (Pinnacle)	302,936	337,674	1,120,502
Pimco VIT Total Return (Pinnacle IV)	580,739	1,142,808	3,244,279
Pimco VIT Total Return (Pinnacle II Reduced M&E)	450	235	21,603
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)	56,915	34,024	39,565
Pimco VIT Total Return (Pinnacle Plus)	1,651,070	1,637,787	860,669
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)	58,016	38,832	101,953
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)	4,246	9,267	8,816
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)	356,026	114,061	477,639
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)	16,459	17,704	177,189
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)	18,209	7,297	74,268
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice)	—	559	—
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)	—	347	20,511
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)	—	144	9,398
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)	5,311	54,326	155,985
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)	8,236	58,519	126,128
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)	—	4,041	41,324
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)	—	146	4,861
Guggenheim VT Multi-Hedge Strategies (Grandmaster)	—	743	50,403
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)	—	1,472	34,192
Guggenheim VT Multi-Hedge Strategies (Pinnacle)	326	3	322
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)	2,478	30,394	56,935
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)	—	12,182	827
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)	10,381	21,180	27,340
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)	111,710	188,917	218,012
Guggenheim VT Long Short Equity (AdvantEdge)	3,631	444	18,598
Guggenheim VT Long Short Equity (AnnuiChoice II)	2,509	2,218	61,259
Guggenheim VT Long Short Equity (AnnuiChoice)	769	507	6,145
Guggenheim VT Long Short Equity (GrandMaster flex3)	—	135	8,034
Guggenheim VT Long Short Equity (Grandmaster)	—	247	2,333
Guggenheim VT Long Short Equity (IQ Annuity)	112	5,566	15,681
Guggenheim VT Long Short Equity (Pinnacle)	326	2,352	34,390
Guggenheim VT Long Short Equity (Pinnacle IV)	5,612	38,712	33,392
Guggenheim VT Long Short Equity (Pinnacle Plus)	4,859	734	11,099
Guggenheim VT Long Short Equity (Pinnacle V)	157,578	18,182	252,311
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)	3,603	7,496	142,022
iShares Core Total US Bond Market ETF (Varoom GLWB 2)	40,690	32,845	541,964
iShares Core Total US Bond Market ETF (Varoom GLWB 3)	1,074	793	41,599
iShares Core Total US Bond Market ETF (Varoom GLWB 5)	154,718	29,441	683,717
iShares Barclays Intermediate Credit Bond ETF (Varoom)	—	—	178
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	22,992	31,989	260,733
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)	491	353	18,221

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)	$276,205	$24,773	$572,412
iShares Barclays TIPS Bond ETF (Varoom)	210,814	207,625	124,363
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	8,385	2,066	67,148
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)	42	1,186	2,748
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)	24,388	2,997	82,737
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	957	283	16,015
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	8,017	4,386	53,808
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	72,862	4,760	114,838
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	87,366	11,676	211,322
iShares S&P 500 Growth Index ETF (Varoom)	2,337	3,578	109,481
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	31,344	99,681	457,018
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	624	6,256	5,642
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)	51,762	16,506	135,228
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)	1,379,060	149,921	3,093,160
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)	30,952	9,653	74,096
iShares Core S&P 500 Index ETF (Varoom)	8,185	12,708	266,227
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	497,717	961,903	5,714,507
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	31,857	96,762	550,278
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	278,558	77,984	737,262
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	12,762,005	1,035,451	29,237,840
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	875,008	108,886	1,681,234
iShares S&P 500 Value Index ETF (Varoom)	1,570	3,069	49,804
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	21,217	60,109	292,096
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	9,726	3,576	28,910
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	162,579	9,515	186,525
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	591,402	106,372	1,389,032
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	19,727	8,039	103,427
iShares Core S&P MidCap Index ETF (Varoom)	3,537	7,356	160,676
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	167,168	205,531	1,627,069
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	23,978	27,022	209,012
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	143,865	88,486	291,209
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	3,983,626	260,948	8,661,592
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	234,676	20,888	429,663
iShares Core S&P Small Cap Index ETF (Varoom)	2,281	73,246	112,218
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	121,244	90,062	812,928
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	11,134	15,626	113,417
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	101,139	60,482	181,956
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	2,138,875	136,698	4,360,539
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	234,016	15,325	370,359
iShares S&P Citigroup International Treasury Bond (Varoom)	581	732	28,271
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	181,984	68,942	1,274,312
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	2,401	1,656	19,389
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)	24,088	378	35,136
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)	2,412,750	114,729	5,153,156
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)	2,454	885	23,470
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	202,500	161,155	270,165
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	37,887	50,998	374,270

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	$54,067	$2,370	$145,817
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	300,838	45,794	752,699
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	834	1,236	32,635
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	24,219	24,624	155,427
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)	16,274	5,121	68,999
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)	132,375	21,366	244,105
Vanguard Tax-Managed International ETF (Varoom)	1,472	936	33,701
Vanguard Tax-Managed International ETF (Varoom GLWB 1)	216,657	79,547	1,054,291
Vanguard Tax-Managed International ETF (Varoom GLWB 2)	27,539	7,459	139,331
Vanguard Tax-Managed International ETF (Varoom GLWB 3)	116,347	3,397	202,961
Vanguard Tax-Managed International ETF (Varoom GLWB 4)	2,515,822	121,684	4,955,861
Vanguard Tax-Managed International ETF (Varoom GLWB 5)	176,786	6,388	252,926
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	286	162	8,782
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,196	713	19,554
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	85,195	2,052	83,206
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	21,035	2,810	79,701
Vanguard Large-Cap Index ETF (Varoom)	1,148	1,103	44,386
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	25,370	38,201	204,947
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	103,924	16,714	188,546
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	261,673	43,234	544,529
Vanguard Mega Cap Index ETF (Varoom)	600	553	27,692
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	684	2,108	9,740
Vanguard Mega Cap Index ETF (Varoom GLWB 3)	66,573	4,879	79,299
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	7,300	6,471	65,309
Vanguard REIT Index ETF (Varoom)	2,120	1,695	49,935
Vanguard REIT Index ETF (Varoom GLWB 2)	11,363	23,319	97,329
Vanguard REIT Index ETF (Varoom GLWB 3)	71,623	6,598	103,344
Vanguard REIT Index ETF (Varoom GLWB 5)	42,894	27,729	191,836
Vanguard Total Bond Market Index ETF (Varoom)	7,133	5,371	212,114
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	920,487	530,818	8,659,945
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	109,835	48,347	803,308
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	265,874	13,437	618,042
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	15,424,252	880,850	35,168,377
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	1,099,466	81,006	2,078,466
Vanguard VI Money Market (Varoom GLWB 2)	372	119	4,758
Vanguard VI Money Market (Varoom GLWB 3)	9,390	2,167	117,908
Vanguard VI Money Market (Varoom GLWB 5)	66,608	12,340	120,339
Vanguard Short Term Bond ETF (Varoom GLWB 3)	21,803	3,987	43,065
Vanguard Short Term Bond ETF (Varoom GLWB 5)	111,687	7,027	238,933

* - 2014 inception date of subaccount.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below under “Mortality and Expenses %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units.  Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and Expense %	Annual Administration Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
4	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
	AnnuiChoice - GMAB Rider	1.60	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.9	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2014.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Subaccounts with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge)
	2014	46	$13.81	$639	0.00%	1.60%	5.77%
	2013	68	13.05	887	2.68%	1.60%	20.95%
	2012	10	10.79	109	1.88%	1.60%	10.78%
	2011	10	9.74	102	1.62%	1.60%	(1.65)%
	2010	8	9.90	77	2.05%	1.60%	11.38%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2014	42	16.84	715	0.00%	1.00%	6.42%
	2013	53	15.83	842	2.26%	1.00%	21.69%
	2012	30	13.01	390	1.21%	1.00%	11.46%
	2011	67	11.67	786	1.23%	1.00%	(1.05)%
	2010	88	11.79	1,034	2.47%	1.00%	12.06%
Touchstone Aggressive ETF (AnnuiChoice II)
	2014	35	20.08	699	0.00%	1.15%	6.26%
	2013	37	18.90	702	2.57%	1.15%	21.50%
	2012	34	15.55	528	1.67%	1.15%	11.29%
	2011	45	13.98	626	1.20%	1.15%	(1.20)%
	2010	60	14.15	853	1.64%	1.15%	11.89%
Touchstone Aggressive ETF (GrandMaster flex3)
	2014	99	15.92	1,582	0.00%	1.55%	5.83%
	2013	103	15.04	1,556	2.49%	1.55%	21.01%
	2012	72	12.43	900	0.89%	1.55%	10.84%
	2011	252	11.22	2,823	1.38%	1.55%	(1.60)%
	2010	264	11.40	3,005	2.52%	1.55%	11.43%
Touchstone Aggressive ETF (Grandmaster)
	2014	7	16.25	107	0.00%	1.35%	6.04%
	2013	7	15.33	103	1.99%	1.35%	21.26%
	2012	8	12.64	107	2.00%	1.35%	11.06%
	2011	8	11.38	88	1.61%	1.35%	(1.40)%
	2010	6	11.54	68	0.75%	1.35%	11.66%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Advisor Standard)
	2014	14	$18.49	$259	0.00%	0.60%	6.85%
	2013	14	17.30	243	1.92%	0.60%	22.18%
	2012	1	14.16	17	2.03%	0.60%	11.91%
	2011	1	12.66	13	1.42%	0.60%	(0.65)%
	2010	1	12.74	13	1.57%	0.60%	12.51%
Touchstone Aggressive ETF (IQ Annuity)
	2014	405	16.09	6,516	0.00%	1.45%	5.93%
	2013	450	15.18	6,826	2.21%	1.45%	21.14%
	2012	238	12.53	2,979	1.79%	1.45%	10.95%
	2011	274	11.30	3,090	1.36%	1.45%	(1.50)%
	2010	296	11.47	3,395	1.68%	1.45%	11.55%
Touchstone Aggressive ETF (Pinnacle)
	2014	27	16.25	444	0.00%	1.35%	6.04%
	2013	30	15.33	457	2.10%	1.35%	21.26%
	2012	8	12.64	105	0.71%	1.35%	11.06%
	2011	38	11.38	434	1.22%	1.35%	(1.40)%
	2010	50	11.54	577	2.73%	1.35%	11.66%
Touchstone Aggressive ETF (Pinnacle IV)
	2014	34	16.09	550	0.00%	1.45%	5.93%
	2013	50	15.18	764	1.97%	1.45%	21.14%
	2012	28	12.54	352	0.98%	1.45%	10.95%
	2011	85	11.30	960	1.14%	1.45%	(1.50)%
	2010	125	11.47	1,430	1.66%	1.45%	11.55%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E)
	2014	*-	14.79	3	0.00%	1.10%	47.93%
Touchstone Aggressive ETF (Pinnacle Plus)
	2014	15	15.73	233	0.00%	1.67%	5.70%
	2013	28	14.88	411	2.17%	1.67%	20.87%
	2012	8	12.31	103	1.65%	1.67%	10.70%
	2011	11	11.12	124	0.83%	1.67%	(1.71)%
	2010	27	11.31	301	1.62%	1.67%	11.30%
Touchstone Aggressive ETF (Pinnacle V)
	2014	117	19.62	2,300	0.00%	1.55%	5.83%
	2013	125	18.54	2,324	2.84%	1.55%	21.01%
	2012	104	15.32	1,592	1.92%	1.55%	10.84%
	2011	104	13.83	1,432	1.53%	1.55%	(1.60)%
	2010	88	14.05	1,230	1.66%	1.55%	11.43%
Touchstone Baron Small Cap Growth (Pinnacle)
	2014	29	57.99	1,677	0.00%	1.35%	2.45%
	2013	31	56.60	1,778	1.38%	1.35%	38.54%
	2012	36	40.85	1,463	0.00%	1.35%	17.55%
Touchstone Baron Small Cap Growth (Pinnacle IV)
	2014	26	31.87	837	0.00%	1.45%	2.35%
	2013	51	31.14	1,578	1.54%	1.45%	38.40%
	2012	44	22.50	998	0.00%	1.45%	17.43%
	2011	71	19.16	1,360	0.00%	1.45%	3.32%
	2010	150	18.54	2,787	0.00%	1.45%	23.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E)
	2014	3	$58.41	$171	0.00%	1.10%	2.71%
	2013	4	56.87	213	0.85%	1.10%	38.89%
	2012	10	40.94	417	0.00%	1.10%	11.90%
Touchstone Baron Small Cap Growth (Pinnacle V)
	2014	160	17.42	2,782	0.00%	1.55%	2.24%
	2013	101	17.04	1,720	1.91%	1.55%	38.26%
	2012	43	12.32	535	0.00%	1.55%	17.31%
	2011	39	10.50	410	0.00%	1.55%	3.22%
	2010	65	10.18	659	0.00%	1.55%	22.99%
Touchstone Baron Small Cap Growth (AdvantEdge)
	2014	27	19.21	511	0.00%	1.60%	2.19%
	2013	35	18.80	649	1.49%	1.60%	38.19%
	2012	33	13.61	447	0.00%	1.60%	17.25%
	2011	47	11.60	544	0.00%	1.60%	3.17%
	2010	38	11.25	428	0.00%	1.60%	22.93%
Touchstone Baron Small Cap Growth (AnnuiChoice II)
	2014	31	21.24	649	0.00%	1.15%	2.66%
	2013	29	20.69	595	1.61%	1.15%	38.82%
	2012	23	14.91	340	0.00%	1.15%	17.79%
	2011	18	12.65	226	0.00%	1.15%	3.64%
	2010	17	12.21	206	0.00%	1.15%	23.49%
Touchstone Baron Small Cap Growth (AnnuiChoice)
	2014	17	34.15	590	0.00%	1.00%	2.81%
	2013	18	33.21	588	1.41%	1.00%	39.03%
	2012	19	23.89	461	0.00%	1.00%	17.97%
	2011	32	20.25	650	0.00%	1.00%	3.79%
	2010	53	19.51	1,035	0.00%	1.00%	23.68%
Touchstone Baron Small Cap Growth (GrandMaster flex3)
	2014	21	29.68	630	0.00%	1.55%	2.24%
	2013	19	29.03	555	1.44%	1.55%	38.26%
	2012	20	21.00	413	0.00%	1.55%	17.31%
	2011	21	17.90	373	0.00%	1.55%	3.22%
	2010	36	17.34	633	0.00%	1.55%	22.99%
Touchstone Baron Small Cap Growth (Grandmaster)
	2014	14	27.03	386	0.00%	1.35%	2.45%
	2013	16	26.39	430	1.52%	1.35%	38.54%
	2012	15	19.05	282	0.00%	1.35%	17.55%
	2011	17	16.20	272	0.00%	1.35%	3.43%
	2010	62	15.67	973	0.00%	1.35%	23.24%
Touchstone Baron Small Cap Growth (IQ Advisor Standard)
	2014	9	30.60	283	0.00%	0.60%	3.23%
	2013	7	29.64	220	1.73%	0.60%	39.59%
	2012	5	21.23	99	0.00%	0.60%	18.45%
	2011	10	17.93	183	0.00%	0.60%	4.21%
	2010	17	17.20	286	0.00%	0.60%	24.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (IQ Annuity)
	2014	102	$32.24	$3,294	0.00%	1.45%	2.35%
	2013	110	31.50	3,468	1.54%	1.45%	38.40%
	2012	97	22.76	2,212	0.00%	1.45%	17.43%
	2011	141	19.38	2,726	0.00%	1.45%	3.32%
	2010	162	18.76	3,035	0.00%	1.45%	23.12%
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E)
	2014	3	19.52	65	0.00%	1.15%	2.66%
	2013	2	19.01	39	2.51%	1.15%	38.82%
Touchstone Baron Small Cap Growth (Pinnacle Plus)
	2014	10	30.80	313	0.00%	1.67%	2.12%
	2013	10	30.16	291	1.13%	1.67%	38.09%
	2012	16	21.84	355	0.00%	1.67%	17.17%
	2011	17	18.64	318	0.00%	1.67%	3.09%
	2010	30	18.08	543	0.00%	1.67%	22.84%
Touchstone Conservative ETF (AdvantEdge)
	2014	32	12.69	402	1.26%	1.60%	3.54%
	2013	35	12.26	423	1.58%	1.60%	6.76%
	2012	29	11.48	332	1.74%	1.60%	5.02%
	2011	29	10.93	319	1.89%	1.60%	1.79%
	2010	30	10.74	325	2.44%	1.60%	7.07%
Touchstone Conservative ETF (AnnuiChoice II)
	2014	94	14.61	1,368	1.16%	1.15%	4.02%
	2013	98	14.05	1,379	1.46%	1.15%	7.25%
	2012	98	13.10	1,281	1.66%	1.15%	5.50%
	2011	108	12.42	1,340	2.01%	1.15%	2.25%
	2010	99	12.14	1,206	2.83%	1.15%	7.56%
Touchstone Conservative ETF (AnnuiChoice)
	2014	48	15.07	730	1.15%	1.00%	4.17%
	2013	53	14.47	769	1.27%	1.00%	7.41%
	2012	69	13.47	932	1.69%	1.00%	5.66%
	2011	74	12.75	937	2.04%	1.00%	2.40%
	2010	65	12.45	814	2.32%	1.00%	7.72%
Touchstone Conservative ETF (GrandMaster flex3)
	2014	33	14.25	471	1.13%	1.55%	3.60%
	2013	39	13.75	531	1.33%	1.55%	6.82%
	2012	46	12.88	595	1.71%	1.55%	5.08%
	2011	48	12.25	588	1.72%	1.55%	1.84%
	2010	60	12.03	720	2.25%	1.55%	7.12%
Touchstone Conservative ETF (Grandmaster)
	2014	7	14.54	95	0.94%	1.35%	3.81%
	2013	11	14.01	152	2.04%	1.35%	7.04%
	2012	4	13.09	58	0.44%	1.35%	5.29%
	2011	31	12.43	389	1.38%	1.35%	2.04%
	2010	56	12.18	684	2.18%	1.35%	7.34%
Touchstone Conservative ETF (IQ Advisor Standard)
	2014	11	16.20	171	1.19%	0.60%	4.59%
	2013	11	15.49	164	1.45%	0.60%	7.85%
	2012	11	14.36	154	1.76%	0.60%	6.09%
	2011	11	13.54	143	1.93%	0.60%	2.82%
	2010	11	13.17	139	2.25%	0.60%	8.15%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (IQ Annuity)
	2014	52	$14.39	$754	1.05%	1.45%	3.70%
	2013	65	13.88	897	1.46%	1.45%	6.93%
	2012	64	12.98	829	1.37%	1.45%	5.18%
	2011	99	12.34	1,224	1.98%	1.45%	1.94%
	2010	94	12.11	1,141	2.00%	1.45%	7.23%
Touchstone Conservative ETF (Pinnacle)
	2014	11	14.54	165	1.05%	1.35%	3.81%
	2013	14	14.01	193	1.73%	1.35%	7.04%
	2012	9	13.09	122	1.28%	1.35%	5.29%
Touchstone Conservative ETF (Pinnacle IV)
	2014	47	14.40	674	1.15%	1.45%	3.70%
	2013	54	13.88	753	1.52%	1.45%	6.93%
	2012	49	12.98	639	1.30%	1.45%	5.18%
Touchstone Conservative ETF (Pinnacle II Reduced M&E)
	2014	12	14.65	175	1.19%	1.10%	4.07%
	2013	12	14.08	169	1.95%	1.10%	7.31%
	2012	6	13.12	75	3.40%	1.10%	2.40%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E)
	2014	*-	12.15	2	0.38%	1.15%	4.02%
	2013	1	11.68	15	2.81%	1.15%	7.25%
Touchstone Conservative ETF (Pinnacle Plus)
	2014	22	14.07	310	0.99%	1.67%	3.47%
	2013	29	13.60	396	1.73%	1.67%	6.69%
	2012	19	12.75	248	1.74%	1.67%	4.95%
	2011	20	12.15	237	2.73%	1.67%	1.71%
	2010	8	11.94	94	1.37%	1.67%	6.99%
Touchstone Conservative ETF Fund (Pinnacle V)
	2014	443	14.28	6,327	1.15%	1.55%	3.60%
	2013	450	13.79	6,210	1.73%	1.55%	6.82%
	2012	302	12.91	3,893	2.06%	1.55%	5.08%
Touchstone Active Bond (AdvantEdge)
	2014	16	12.45	201	2.74%	1.60%	2.16%
	2013	15	12.19	188	3.34%	1.60%	(3.75)%
	2012	18	12.66	222	3.02%	1.60%	3.59%
	2011	19	12.22	227	3.91%	1.60%	6.72%
	2010	7	11.45	81	3.43%	1.60%	5.85%
Touchstone Active Bond (AnnuiChoice II)
	2014	16	13.54	222	2.58%	1.15%	2.62%
	2013	16	13.19	211	3.68%	1.15%	(3.31)%
	2012	15	13.64	206	2.63%	1.15%	4.07%
	2011	21	13.11	272	2.65%	1.15%	7.20%
	2010	22	12.23	273	4.44%	1.15%	6.34%
Touchstone Active Bond (AnnuiChoice)
	2014	44	16.27	722	2.28%	1.00%	2.78%
	2013	53	15.83	843	3.34%	1.00%	(3.16)%
	2012	61	16.35	994	3.25%	1.00%	4.22%
	2011	56	15.69	876	3.20%	1.00%	7.37%
	2010	39	14.61	576	3.03%	1.00%	6.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (GrandMaster flex3)
	2014	18	$14.38	$265	2.37%	1.55%	2.21%
	2013	21	14.07	289	3.11%	1.55%	(3.70)%
	2012	26	14.61	386	2.74%	1.55%	3.64%
	2011	34	14.09	475	3.04%	1.55%	6.77%
	2010	27	13.20	354	2.78%	1.55%	5.91%
Touchstone Active Bond (Grandmaster)
	2014	100	13.88	1,384	2.40%	1.35%	2.42%
	2013	114	13.55	1,542	3.33%	1.35%	(3.50)%
	2012	130	14.04	1,829	2.77%	1.35%	3.85%
	2011	162	13.52	2,196	4.54%	1.35%	6.99%
	2010	30	12.64	375	3.11%	1.35%	6.12%
Touchstone Active Bond (IQ Advisor Standard)
	2014	11	14.78	161	2.54%	0.60%	3.20%
	2013	12	14.33	170	3.55%	0.60%	(2.77)%
	2012	12	14.73	178	3.10%	0.60%	4.65%
	2011	12	14.08	173	2.73%	0.60%	7.80%
	2010	13	13.06	164	3.62%	0.60%	6.93%
Touchstone Active Bond (IQ Annuity)
	2014	23	15.09	342	2.57%	1.45%	2.31%
	2013	29	14.74	427	3.18%	1.45%	(3.60)%
	2012	37	15.29	563	2.95%	1.45%	3.75%
	2011	41	14.74	602	2.78%	1.45%	6.88%
	2010	40	13.79	547	3.75%	1.45%	6.01%
Touchstone Active Bond (Pinnacle)
	2014	40	14.72	586	2.53%	1.35%	2.42%
	2013	41	14.37	595	3.47%	1.35%	(3.50)%
	2012	47	14.89	695	2.97%	1.35%	3.85%
Touchstone Active Bond (Pinnacle IV)
	2014	186	14.53	2,695	2.40%	1.45%	2.31%
	2013	216	14.20	3,065	3.02%	1.45%	(3.60)%
	2012	298	14.73	4,384	2.83%	1.45%	3.75%
Touchstone Active Bond (Pinnacle Plus Reduced M&E)
	2014	9	10.90	99	3.19%	1.15%	2.62%
	2013	3	10.62	28	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus)
	2014	17	13.24	228	1.87%	1.67%	2.09%
	2013	33	12.97	426	3.31%	1.67%	(3.81)%
	2012	38	13.49	519	2.59%	1.67%	3.52%
	2011	54	13.03	702	3.40%	1.67%	6.64%
	2010	32	12.22	395	3.98%	1.67%	5.78%
Touchstone Active Bond (PinnacleV)
	2014	393	12.82	5,039	2.66%	1.55%	2.21%
	2013	370	12.54	4,645	3.66%	1.55%	(3.70)%
	2012	353	13.02	4,599	3.22%	1.55%	3.64%
Touchstone GMAB Aggressive ETF (AnnuiChoice II)
	2014	12	19.40	241	0.00%	1.75%	5.61%
	2013	13	18.37	232	2.64%	1.75%	20.77%
	2012	13	15.21	195	1.90%	1.75%	10.61%
	2011	13	13.75	179	1.40%	1.75%	(1.79)%
	2010	13	14.00	185	1.65%	1.75%	11.21%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Aggressive ETF (Pinnacle IV)
	2014	38	$19.06	$716	0.00%	2.05%	5.29%
	2013	39	18.11	712	2.54%	2.05%	20.40%
	2012	43	15.04	647	1.91%	2.05%	10.27%
	2011	43	13.64	588	1.38%	2.05%	(2.09)%
	2010	45	13.93	623	1.63%	2.05%	10.87%
Touchstone GMAB Aggressive ETF (Pinnacle V)
	2014	35	18.95	654	0.00%	2.15%	5.18%
	2013	41	18.02	740	2.65%	2.15%	20.28%
	2012	42	14.98	622	1.90%	2.15%	10.16%
	2011	42	13.60	571	1.35%	2.15%	(2.19)%
	2010	46	13.91	637	1.60%	2.15%	10.76%
Touchstone GMAB Conservative ETF (AnnuiChoice II)
	2014	17	14.12	244	1.17%	1.75%	3.39%
	2013	18	13.65	252	1.38%	1.75%	6.60%
	2012	20	12.81	262	1.69%	1.75%	4.86%
	2011	22	12.22	264	1.90%	1.75%	1.63%
	2010	22	12.02	265	2.21%	1.75%	6.90%
Touchstone GMAB Conservative ETF (Pinnacle IV)
	2014	44	13.87	606	1.18%	2.05%	3.07%
	2013	44	13.46	595	1.42%	2.05%	6.28%
	2012	46	12.67	583	1.62%	2.05%	4.54%
	2011	53	12.12	642	1.88%	2.05%	1.32%
	2010	55	11.96	664	2.24%	2.05%	6.58%
Touchstone GMAB Conservative ETF (Pinnacle V)
	2014	43	13.79	587	1.15%	2.15%	2.97%
	2013	44	13.40	590	1.44%	2.15%	6.17%
	2012	45	12.62	565	1.74%	2.15%	4.43%
	2011	45	12.08	541	1.92%	2.15%	1.22%
	2010	45	11.94	535	2.13%	2.15%	6.47%
Touchstone GMAB Moderate ETF (AnnuiChoice II)
	2014	2	16.99	31	1.67%	1.75%	5.09%
	2013	2	16.17	30	1.94%	1.75%	14.29%
	2012	2	14.15	26	2.04%	1.75%	8.01%
	2011	2	13.10	24	2.05%	1.75%	0.06%
	2010	2	13.09	24	2.25%	1.75%	9.31%
Touchstone GMAB Moderate ETF (Pinnacle IV)
	2014	56	16.70	933	1.56%	2.05%	4.77%
	2013	66	15.94	1,055	1.88%	2.05%	13.94%
	2012	72	13.99	1,008	1.85%	2.05%	7.68%
	2011	87	12.99	1,128	1.98%	2.05%	(0.24)%
	2010	93	13.02	1,217	2.24%	2.05%	8.98%
Touchstone GMAB Moderate ETF(Pinnacle V)
	2014	40	16.60	666	1.39%	2.15%	4.66%
	2013	57	15.86	910	1.82%	2.15%	13.82%
	2012	65	13.93	908	1.72%	2.15%	7.57%
	2011	90	12.95	1,163	2.03%	2.15%	(0.35)%
	2010	92	13.00	1,190	2.24%	2.15%	8.87%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (AdvantEdge)
	2014	79	$14.59	$1,147	13.55%	1.60%	(0.99)%
	2013	91	14.73	1,345	12.89%	1.60%	3.07%
	2012	79	14.29	1,132	6.55%	1.60%	11.62%
	2011	100	12.81	1,280	8.79%	1.60%	4.39%
	2010	92	12.27	1,133	14.04%	1.60%	10.85%
Touchstone High Yield (AnnuiChoice II)
	2014	8	15.44	124	6.72%	1.15%	(0.54)%
	2013	11	15.53	164	15.30%	1.15%	3.54%
	2012	8	15.00	119	6.37%	1.15%	12.14%
	2011	11	13.37	142	8.43%	1.15%	4.87%
	2010	12	12.75	158	10.14%	1.15%	11.36%
Touchstone High Yield (AnnuiChoice)
	2014	11	22.24	242	8.19%	1.00%	(0.39)%
	2013	12	22.33	274	11.97%	1.00%	3.70%
	2012	16	21.53	336	7.47%	1.00%	12.31%
	2011	15	19.17	291	7.83%	1.00%	5.03%
	2010	21	18.26	375	8.29%	1.00%	11.53%
Touchstone High Yield (GrandMaster flex3)
	2014	13	19.94	253	8.62%	1.55%	(0.94)%
	2013	13	20.13	269	10.49%	1.55%	3.12%
	2012	21	19.52	409	3.66%	1.55%	11.68%
	2011	66	17.48	1,151	11.48%	1.55%	4.45%
	2010	39	16.73	647	8.37%	1.55%	10.91%
Touchstone High Yield (Grandmaster)
	2014	12	16.78	202	15.05%	1.35%	(0.74)%
	2013	17	16.91	286	14.99%	1.35%	3.33%
	2012	13	16.36	218	4.34%	1.35%	11.91%
	2011	33	14.62	484	12.74%	1.35%	4.66%
	2010	14	13.97	197	7.64%	1.35%	11.13%
Touchstone High Yield (IQ Advisor Standard)
	2014	12	18.12	218	9.10%	0.60%	81.19%
	2012	*-	17.40	2	13.96%	0.60%	12.76%
	2011	*-	15.43	*-	0.00%	0.60%	5.45%
	2010	5	14.63	73	4.80%	0.60%	11.98%
Touchstone High Yield (IQ Annuity)
	2014	25	20.71	513	10.71%	1.45%	(0.84)%
	2013	26	20.89	541	13.93%	1.45%	3.23%
	2012	25	20.23	500	5.76%	1.45%	11.79%
	2011	40	18.10	729	10.46%	1.45%	4.55%
	2010	30	17.31	521	3.90%	1.45%	11.02%
Touchstone High Yield (Pinnacle)
	2014	23	20.26	474	7.97%	1.35%	(0.74)%
	2013	29	20.41	599	13.31%	1.35%	3.33%
	2012	35	19.75	692	4.97%	1.35%	11.91%
	2011	71	17.65	1,253	8.14%	1.35%	4.66%
	2010	89	16.86	1,507	8.53%	1.35%	11.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Pinnacle IV)
	2014	37	$20.00	$747	7.65%	1.45%	(0.84)%
	2013	48	20.17	977	4.03%	1.45%	3.23%
	2012	278	19.54	5,433	7.76%	1.45%	11.79%
	2011	248	17.48	4,341	6.91%	1.45%	4.55%
	2010	414	16.72	6,923	9.00%	1.45%	11.02%
Touchstone High Yield (Pinnacle II Reduced M&E)
	2014	*-	20.41	6	8.82%	1.10%	(0.49)%
	2013	*-	20.51	6	13.44%	1.10%	3.59%
	2012	*-	19.80	5	13.96%	1.10%	8.50%
Touchstone High Yield (Pinnacle Plus Reduced M&E)
	2014	3	12.15	32	10.85%	1.15%	(0.54)%
	2013	2	12.22	26	26.44%	1.15%	3.54%
Touchstone High Yield (Pinnacle Plus)
	2014	11	17.31	194	7.26%	1.67%	(1.06)%
	2013	15	17.49	254	11.34%	1.67%	3.00%
	2012	20	16.99	339	8.10%	1.67%	11.54%
	2011	16	15.23	245	7.10%	1.67%	4.32%
	2010	26	14.60	374	7.82%	1.67%	10.77%
Touchstone High Yield (PinnacleV)
	2014	103	13.77	1,420	8.73%	1.55%	(0.94)%
	2013	95	13.90	1,315	3.05%	1.55%	3.12%
	2012	748	13.48	10,079	8.71%	1.55%	11.68%
	2011	503	12.07	6,067	7.58%	1.55%	4.45%
	2010	716	11.56	8,272	10.88%	1.55%	10.91%
Touchstone Large Cap Core Equity (AdvantEdge)
	2014	43	15.34	659	1.01%	1.60%	13.09%
	2013	47	13.56	635	1.34%	1.60%	29.42%
	2012	62	10.48	648	1.69%	1.60%	10.27%
	2011	61	9.50	581	2.47%	1.60%	1.38%
	2010	26	9.37	248	4.14%	1.60%	10.41%
Touchstone Large Cap Core Equity (AnnuiChoice II)
	2014	34	16.57	557	0.97%	1.15%	13.61%
	2013	40	14.59	582	1.67%	1.15%	30.01%
	2012	32	11.22	358	1.73%	1.15%	10.78%
	2011	30	10.13	302	1.99%	1.15%	1.84%
	2010	23	9.95	232	1.82%	1.15%	10.91%
Touchstone Large Cap Core Equity (AnnuiChoice)
	2014	32	17.94	575	0.99%	1.00%	13.78%
	2013	37	15.77	584	1.33%	1.00%	30.21%
	2012	51	12.11	620	1.56%	1.00%	10.95%
	2011	59	10.91	648	1.30%	1.00%	1.99%
	2010	103	10.70	1,102	1.74%	1.00%	11.08%
Touchstone Large Cap Core Equity (GrandMaster flex3)
	2014	7	18.06	120	0.94%	1.55%	13.15%
	2013	8	15.96	127	1.09%	1.55%	29.48%
	2012	15	12.33	188	1.16%	1.55%	10.33%
	2011	30	11.17	332	1.44%	1.55%	1.43%
	2010	43	11.01	478	1.72%	1.55%	10.46%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster)
	2014	9	$18.81	$168	1.36%	1.35%	13.38%
	2013	4	16.59	71	1.36%	1.35%	29.75%
	2012	5	12.78	70	1.79%	1.35%	10.55%
	2011	5	11.56	55	0.15%	1.35%	1.63%
	2010	112	11.38	1,270	1.78%	1.35%	10.69%
Touchstone Large Cap Core Equity (IQ Advisor Standard)
	2014	*-	19.77	6	0.71%	0.60%	14.24%
	2013	1	17.30	11	0.89%	0.60%	30.73%
	2012	2	13.24	22	1.65%	0.60%	11.40%
	2011	2	11.88	20	1.74%	0.60%	2.40%
	2010	2	11.60	20	1.86%	0.60%	11.53%
Touchstone Large Cap Core Equity (IQ Annuity)
	2014	21	17.23	365	0.95%	1.45%	13.26%
	2013	26	15.22	395	1.39%	1.45%	29.61%
	2012	32	11.74	371	1.49%	1.45%	10.44%
	2011	40	10.63	425	1.52%	1.45%	1.53%
	2010	54	10.47	561	1.52%	1.45%	10.57%
Touchstone Large Cap Core Equity (Pinnacle)
	2014	356	19.60	6,975	0.97%	1.35%	13.38%
	2013	415	17.29	7,172	1.45%	1.35%	29.75%
	2012	467	13.32	6,227	1.51%	1.35%	10.55%
	2011	570	12.05	6,869	1.65%	1.35%	1.63%
	2010	657	11.86	7,790	1.78%	1.35%	10.69%
Touchstone Large Cap Core Equity (Pinnacle IV)
	2014	215	19.35	4,158	1.05%	1.45%	13.26%
	2013	210	17.08	3,586	1.30%	1.45%	29.61%
	2012	272	13.18	3,592	1.68%	1.45%	10.44%
	2011	270	11.94	3,225	1.09%	1.45%	1.53%
	2010	613	11.76	7,200	1.90%	1.45%	10.58%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E)
	2014	23	19.74	461	1.01%	1.10%	13.66%
	2013	25	17.37	439	1.63%	1.10%	30.07%
	2012	22	13.35	290	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E)
	2014	15	17.48	259	1.24%	1.15%	74.85%
	2011	*-	10.69	*-	0.00%	1.15%	1.84%
	2010	*-	10.49	2	10.97%	1.15%	4.94%
Touchstone Large Cap Core Equity (Pinnacle Plus)
	2014	13	19.80	248	1.18%	1.67%	13.01%
	2013	20	17.52	358	1.33%	1.67%	29.33%
	2012	27	13.55	370	1.59%	1.67%	10.19%
	2011	30	12.30	372	1.24%	1.67%	1.30%
	2010	56	12.14	681	2.03%	1.67%	10.33%
Touchstone Large Cap Core Equity (PinnacleV)
	2014	809	13.37	10,811	1.23%	1.55%	13.15%
	2013	621	11.81	7,334	1.33%	1.55%	29.48%
	2012	719	9.12	6,560	1.91%	1.55%	10.33%
	2011	536	8.27	4,431	1.64%	1.55%	1.43%
	2010	618	8.15	5,041	2.50%	1.55%	10.46%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (AdvantEdge)
	2014	2	$16.01	$32	0.00%	1.60%	11.29%
	2013	6	14.39	84	0.00%	1.60%	32.66%
	2012	3	10.85	34	0.00%	1.60%	18.01%
	2011	3	9.19	29	0.10%	1.60%	(12.74)%
	2010	16	10.53	173	1.10%	1.60%	19.68%
Touchstone Mid Cap Growth (AnnuiChoice II)
	2014	84	18.66	1,569	(0.00)%	1.15%	11.80%
	2013	88	16.69	1,475	0.00%	1.15%	33.26%
	2012	95	12.53	1,187	0.00%	1.15%	18.55%
	2011	99	10.57	1,046	0.32%	1.15%	(12.35)%
	2010	105	12.05	1,262	0.23%	1.15%	20.23%
Touchstone Mid Cap Growth (AnnuiChoice)
	2014	60	27.74	1,663	0.00%	1.00%	11.97%
	2013	69	24.77	1,698	0.00%	1.00%	33.47%
	2012	87	18.56	1,622	0.00%	1.00%	18.73%
	2011	100	15.63	1,562	0.31%	1.00%	(12.21)%
	2010	115	17.81	2,040	0.21%	1.00%	20.41%
Touchstone Mid Cap Growth (GrandMaster flex3)
	2014	16	26.48	419	(0.00)%	1.55%	11.35%
	2013	9	23.78	214	0.00%	1.55%	32.73%
	2012	29	17.92	524	0.00%	1.55%	18.07%
	2011	7	15.17	113	0.27%	1.55%	(12.70)%
	2010	11	17.38	187	0.17%	1.55%	19.74%
Touchstone Mid Cap Growth (Grandmaster)
	2014	6	23.76	139	0.00%	1.35%	11.57%
	2013	8	21.29	168	0.00%	1.35%	32.99%
	2012	8	16.01	134	0.00%	1.35%	18.31%
	2011	4	13.53	50	0.28%	1.35%	(12.52)%
	2010	5	15.47	79	0.12%	1.35%	19.99%
Touchstone Mid Cap Growth (IQ Advisor Standard)
	2014	*-	25.90	7	0.02%	0.60%	12.42%
	2013	*-	23.04	6	0.00%	0.60%	34.00%
	2012	*-	17.20	5	0.00%	0.60%	19.21%
	2011	*-	14.42	4	0.34%	0.60%	(11.86)%
	2010	*-	16.36	4	0.23%	0.60%	20.90%
Touchstone Mid Cap Growth (IQ Annuity)
	2014	35	27.12	945	0.00%	1.45%	11.46%
	2013	40	24.33	978	0.00%	1.45%	32.86%
	2012	39	18.31	706	0.00%	1.45%	18.19%
	2011	38	15.50	593	0.32%	1.45%	(12.61)%
	2010	40	17.73	715	0.22%	1.45%	19.86%
Touchstone Mid Cap Growth (Pinnacle)
	2014	25	27.25	695	0.00%	1.35%	11.57%
	2013	26	24.43	628	0.00%	1.35%	32.99%
	2012	31	18.37	576	0.00%	1.35%	18.31%
	2011	40	15.53	622	0.31%	1.35%	(12.52)%
	2010	44	17.75	787	0.22%	1.35%	19.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle IV)
	2014	57	$26.91	$1,527	0.00%	1.45%	11.46%
	2013	84	24.14	2,029	0.00%	1.45%	32.86%
	2012	86	18.17	1,555	0.00%	1.45%	18.19%
	2011	82	15.37	1,254	0.29%	1.45%	(12.61)%
	2010	101	17.59	1,782	0.21%	1.45%	19.86%
Touchstone Mid Cap Growth (Pinnacle II Reduced M&E)
	2014	*-	27.45	9	0.00%	1.10%	11.85%
	2013	*-	24.54	8	0.00%	1.10%	33.33%
	2012	*-	18.41	6	0.00%	1.10%	3.03%
Touchstone Mid Cap Growth (Pinnacle Plus Reduced M&E)
	2014	13	16.77	221	0.00%	1.15%	11.80%
	2013	2	15.00	37	0.00%	1.15%	33.26%
	2011	*-	9.50	*-	0.00%	1.15%	(12.35)%
	2010	*-	10.83	3	1.35%	1.15%	8.33%
Touchstone Mid Cap Growth (Pinnacle Plus)
	2014	8	27.28	225	0.00%	1.67%	11.21%
	2013	14	24.53	350	0.00%	1.67%	32.56%
	2012	20	18.51	362	0.00%	1.67%	17.92%
	2011	29	15.69	449	0.37%	1.67%	(12.81)%
	2010	23	18.00	414	0.19%	1.67%	19.60%
Touchstone Mid Cap Growth (PinnacleV)
	2014	196	15.08	2,964	0.00%	1.55%	11.35%
	2013	183	13.55	2,478	0.00%	1.55%	32.73%
	2012	143	10.21	1,459	0.00%	1.55%	18.07%
	2011	142	8.65	1,229	0.36%	1.55%	(12.70)%
	2010	123	9.90	1,219	0.25%	1.55%	19.74%
Touchstone Moderate ETF (AdvantEdge)
	2014	59	13.53	796	1.27%	1.60%	5.25%
	2013	86	12.86	1,106	1.92%	1.60%	14.46%
	2012	89	11.23	999	2.04%	1.60%	8.18%
	2011	90	10.38	933	2.49%	1.60%	0.21%
	2010	58	10.36	605	2.79%	1.60%	9.48%
Touchstone Moderate ETF (AnnuiChoice II)
	2014	163	13.69	2,231	1.57%	1.15%	5.73%
	2013	180	12.95	2,332	1.88%	1.15%	14.98%
	2012	194	11.26	2,183	1.96%	1.15%	8.67%
	2011	212	10.36	2,201	2.08%	1.15%	0.67%
	2010	208	10.29	2,145	2.36%	1.15%	9.98%
Touchstone Moderate ETF (AnnuiChoice)
	2014	131	16.32	2,133	1.47%	1.00%	5.89%
	2013	163	15.42	2,508	1.63%	1.00%	15.16%
	2012	232	13.39	3,103	1.86%	1.00%	8.84%
	2011	280	12.30	3,446	1.97%	1.00%	0.82%
	2010	306	12.20	3,736	2.17%	1.00%	10.14%
Touchstone Moderate ETF (GrandMaster flex3)
	2014	111	15.43	1,719	1.59%	1.55%	5.30%
	2013	125	14.65	1,824	1.91%	1.55%	14.52%
	2012	129	12.79	1,649	1.68%	1.55%	8.23%
	2011	187	11.82	2,206	1.86%	1.55%	0.26%
	2010	226	11.79	2,667	1.84%	1.55%	9.53%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster)
	2014	10	$15.75	$156	1.40%	1.35%	5.51%
	2013	16	14.93	236	2.25%	1.35%	14.75%
	2012	11	13.01	147	1.79%	1.35%	8.45%
	2011	18	11.99	214	1.91%	1.35%	0.47%
	2010	21	11.94	246	2.08%	1.35%	9.75%
Touchstone Moderate ETF (IQ Advisor Enhanced)
	2014	2	17.39	38	1.63%	0.80%	6.10%
	2013	3	16.39	48	1.95%	0.80%	15.39%
	2012	3	14.21	42	2.05%	0.80%	9.06%
	2011	3	13.03	38	1.91%	0.80%	1.03%
	2010	3	12.89	44	2.26%	0.80%	10.36%
Touchstone Moderate ETF (IQ Advisor Standard)
	2014	5	17.76	93	1.68%	0.60%	6.32%
	2013	5	16.71	87	1.47%	0.60%	15.62%
	2012	9	14.45	129	2.02%	0.60%	9.28%
	2011	9	13.22	121	2.07%	0.60%	1.23%
	2010	9	13.06	120	1.99%	0.60%	10.59%
Touchstone Moderate ETF (IQ Annuity)
	2014	101	15.59	1,581	1.34%	1.45%	5.41%
	2013	134	14.79	1,986	1.85%	1.45%	14.64%
	2012	149	12.90	1,923	1.95%	1.45%	8.34%
	2011	164	11.91	1,955	1.87%	1.45%	0.37%
	2010	198	11.86	2,346	2.13%	1.45%	9.64%
Touchstone Moderate ETF (Pinnacle)
	2014	24	15.75	373	1.43%	1.35%	5.51%
	2013	33	14.93	499	1.83%	1.35%	14.75%
	2012	38	13.01	495	1.80%	1.35%	8.45%
	2011	49	11.99	584	1.89%	1.35%	0.47%
	2010	57	11.94	685	1.38%	1.35%	9.75%
Touchstone Moderate ETF (Pinnacle IV)
	2014	95	15.59	1,481	1.20%	1.45%	5.41%
	2013	236	14.79	3,492	1.84%	1.45%	14.64%
	2012	266	12.90	3,437	1.91%	1.45%	8.34%
	2011	305	11.91	3,627	1.81%	1.45%	0.37%
	2010	390	11.86	4,624	2.18%	1.45%	9.64%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E)
	2014	1	13.65	9	3.26%	1.15%	36.51%
Touchstone Moderate ETF (Pinnacle Plus)
	2014	18	15.24	272	1.44%	1.67%	5.17%
	2013	27	14.49	395	1.81%	1.67%	14.38%
	2012	32	12.67	402	1.75%	1.67%	8.10%
	2011	43	11.72	500	1.63%	1.67%	0.14%
	2010	65	11.70	765	2.07%	1.67%	9.40%
Touchstone Moderate ETF (Pinnacle V)
	2014	261	13.32	3,483	1.49%	1.55%	5.30%
	2013	317	12.65	4,017	1.84%	1.55%	14.52%
	2012	357	11.05	3,942	2.01%	1.55%	8.23%
	2011	364	10.21	3,721	2.13%	1.55%	0.26%
	2010	344	10.18	3,504	2.57%	1.55%	9.53%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (AdvantEdge)
	2014	101	$9.28	$938	0.01%	1.60%	(1.59)%
	2013	87	9.43	817	0.03%	1.60%	(1.59)%
	2012	6	9.59	56	0.02%	1.60%	(1.60)%
	2011	99	9.74	960	0.01%	1.60%	(1.58)%
	2010	142	9.90	1,408	0.01%	1.60%	(1.42)%
Touchstone Money Market (AnnuiChoice II)
	2014	60	9.42	568	0.01%	1.15%	(1.14)%
	2013	191	9.53	1,816	0.01%	1.15%	(1.14)%
	2012	51	9.64	491	0.01%	1.15%	(1.15)%
	2011	197	9.75	1,917	0.01%	1.15%	(1.13)%
	2010	198	9.86	1,953	0.02%	1.15%	(0.97)%
Touchstone Money Market (AnnuiChoice)
	2014	73	10.93	793	0.01%	1.00%	(0.99)%
	2013	96	11.04	1,060	0.01%	1.00%	(0.99)%
	2012	91	11.15	1,012	0.01%	1.00%	(0.99)%
	2011	123	11.26	1,384	0.01%	1.00%	(0.98)%
	2010	152	11.37	1,729	0.02%	1.00%	(0.82)%
Touchstone Money Market (GrandMaster flex3)
	2014	158	10.05	1,592	0.01%	1.55%	(1.54)%
	2013	131	10.21	1,339	0.02%	1.55%	(1.54)%
	2012	134	10.37	1,394	0.01%	1.55%	(1.55)%
	2011	121	10.53	1,275	0.01%	1.55%	(1.53)%
	2010	131	10.70	1,405	0.02%	1.55%	(1.37)%
Touchstone Money Market (Grandmaster)
	2014	252	10.32	2,603	0.01%	1.35%	(1.34)%
	2013	320	10.46	3,345	0.01%	1.35%	(1.34)%
	2012	290	10.60	3,069	0.01%	1.35%	(1.35)%
	2011	306	10.74	3,287	0.01%	1.35%	(1.33)%
	2010	363	10.89	3,951	0.02%	1.35%	(1.17)%
Touchstone Money Market (IQ Annuity)
	2014	19	10.25	195	0.01%	1.45%	(1.44)%
	2013	21	10.40	217	0.02%	1.45%	(1.44)%
	2012	20	10.55	207	0.01%	1.45%	(1.45)%
	2011	44	10.71	476	0.01%	1.45%	(1.43)%
	2010	8	10.86	87	0.01%	1.45%	(1.27)%
Touchstone Money Market (IQ3)
	2014	148	10.25	1,521	0.01%	1.45%	(1.44)%
	2013	197	10.40	2,045	0.01%	1.45%	(1.44)%
	2012	416	10.55	4,395	0.01%	1.45%	(1.45)%
	2011	282	10.71	3,020	0.01%	1.45%	(1.43)%
	2010	327	10.86	3,554	0.02%	1.45%	(1.27)%
Touchstone Money Market (Pinnacle)
	2014	163	10.31	1,684	0.01%	1.35%	(1.34)%
	2013	221	10.45	2,308	0.01%	1.35%	(1.34)%
	2012	287	10.60	3,039	0.01%	1.35%	(1.35)%
	2011	321	10.74	3,451	0.01%	1.35%	(1.33)%
	2010	430	10.89	4,684	0.02%	1.35%	(1.17)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Pinnacle IV)
	2014	435	$10.18	$4,427	0.01%	1.45%	(1.44)%
	2013	574	10.33	5,933	0.01%	1.45%	(1.44)%
	2012	280	10.48	2,931	0.01%	1.45%	(1.45)%
	2011	504	10.64	5,359	0.01%	1.45%	(1.43)%
	2010	428	10.79	4,617	0.02%	1.45%	(1.27)%
Touchstone Money Market (Pinnacle II Reduced M&E)
	2014	3	10.39	31	0.01%	1.10%	(1.09)%
	2013	3	10.50	31	0.01%	1.10%	(1.09)%
	2012	6	10.62	65	0.02%	1.10%	(0.95)%
Touchstone Money Market (Pinnacle Plus Reduced M&E)
	2014	*-	9.53	*-	0.00%	1.15%	(1.14)%
	2013	*-	9.64	1	0.00%	1.15%	(1.14)%
Touchstone Money Market (Pinnacle Plus)
	2014	48	9.14	440	0.01%	1.67%	(1.66)%
	2013	93	9.30	867	0.01%	1.67%	(1.66)%
	2012	105	9.45	992	0.01%	1.67%	(1.67)%
	2011	128	9.61	1,228	0.01%	1.67%	(1.65)%
	2010	175	9.77	1,711	0.02%	1.67%	(1.49)%
Touchstone Money Market (Pinnacle V)
	2014	1,104	9.21	10,160	0.01%	1.55%	(1.54)%
	2013	1,110	9.35	10,381	0.01%	1.55%	(1.54)%
	2012	236	9.50	2,238	0.00%	1.55%	(1.55)%
	2011	642	9.64	6,188	0.01%	1.55%	(1.53)%
	2010	335	9.79	3,278	0.01%	1.55%	(1.37)%
Touchstone Third Avenue Value (AdvantEdge)
	2014	8	11.31	89	3.89%	1.60%	(4.45)%
	2013	14	11.83	167	2.42%	1.60%	22.37%
	2012	39	9.67	382	0.00%	1.60%	18.77%
	2011	67	8.14	542	2.27%	1.60%	(16.67)%
	2010	70	9.77	684	7.15%	1.60%	18.28%
Touchstone Third Avenue Value (AnnuiChoice II)
	2014	52	11.75	616	4.95%	1.15%	(4.01)%
	2013	71	12.24	874	4.15%	1.15%	22.93%
	2012	80	9.96	799	0.00%	1.15%	19.32%
	2011	97	8.35	808	2.28%	1.15%	(16.28)%
	2010	101	9.97	1,008	6.41%	1.15%	18.82%
Touchstone Third Avenue Value (AnnuiChoice)
	2014	64	22.19	1,420	5.23%	1.00%	(3.86)%
	2013	79	23.08	1,831	4.03%	1.00%	23.11%
	2012	96	18.75	1,792	0.00%	1.00%	19.50%
	2011	120	15.69	1,881	1.96%	1.00%	(16.16)%
	2010	162	18.71	3,039	5.99%	1.00%	19.00%
Touchstone Third Avenue Value (GrandMaster flex3)
	2014	27	17.87	490	5.31%	1.55%	(4.40)%
	2013	31	18.69	581	4.04%	1.55%	22.43%
	2012	37	15.27	563	0.00%	1.55%	18.84%
	2011	45	12.85	575	1.91%	1.55%	(16.62)%
	2010	63	15.41	972	3.85%	1.55%	18.34%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Grandmaster)
	2014	37	$17.00	$628	5.32%	1.35%	(4.20)%
	2013	44	17.75	777	3.86%	1.35%	22.68%
	2012	57	14.47	822	0.00%	1.35%	19.08%
	2011	67	12.15	818	2.15%	1.35%	(16.45)%
	2010	78	14.54	1,137	6.05%	1.35%	18.58%
Touchstone Third Avenue Value (IQ Advisor Standard)
	2014	2	17.96	42	4.38%	0.60%	(3.47)%
	2013	19	18.61	354	3.97%	0.60%	23.61%
	2012	24	15.06	356	0.00%	0.60%	19.99%
	2011	28	12.55	354	1.72%	0.60%	(15.82)%
	2010	47	14.91	703	6.52%	0.60%	19.48%
Touchstone Third Avenue Value (IQ Annuity)
	2014	102	19.08	1,942	5.34%	1.45%	(4.30)%
	2013	118	19.94	2,360	4.18%	1.45%	22.55%
	2012	131	16.27	2,133	0.00%	1.45%	18.96%
	2011	150	13.68	2,045	2.13%	1.45%	(16.54)%
	2010	175	16.39	2,876	6.19%	1.45%	18.46%
Touchstone Third Avenue Value (Pinnacle)
	2014	69	57.93	4,025	5.23%	1.35%	(4.20)%
	2013	88	60.47	5,336	4.00%	1.35%	22.68%
	2012	107	49.30	5,285	0.00%	1.35%	19.08%
	2011	136	41.40	5,611	2.09%	1.35%	(16.45)%
	2010	165	49.55	8,165	6.29%	1.35%	18.58%
Touchstone Third Avenue Value (Pinnacle IV)
	2014	113	19.17	2,168	5.28%	1.45%	(4.30)%
	2013	132	20.03	2,643	3.68%	1.45%	22.55%
	2012	188	16.34	3,076	0.00%	1.45%	18.96%
	2011	219	13.74	3,014	1.90%	1.45%	(16.54)%
	2010	311	16.46	5,122	6.01%	1.45%	18.46%
Touchstone Third Avenue Value (Pinnacle II Reduced M&E)
	2014	8	58.35	480	5.38%	1.10%	(3.96)%
	2013	10	60.76	596	4.89%	1.10%	22.99%
	2012	8	49.40	372	0.00%	1.10%	4.25%
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E)
	2014	28	12.91	356	7.31%	1.15%	(4.01)%
	2013	2	13.45	33	7.95%	1.15%	22.93%
Touchstone Third Avenue Value (Pinnacle Plus)
	2014	19	20.06	375	3.83%	1.67%	(4.51)%
	2013	44	21.01	927	4.12%	1.67%	22.28%
	2012	50	17.18	863	0.00%	1.67%	18.69%
	2011	54	14.48	777	2.07%	1.67%	(16.72)%
	2010	66	17.38	1,149	6.21%	1.67%	18.20%
Touchstone Third Avenue Value (Pinnacle V)
	2014	59	9.65	567	5.39%	1.55%	(4.40)%
	2013	60	10.10	603	4.40%	1.55%	22.43%
	2012	59	8.25	487	0.00%	1.55%	18.84%
	2011	115	6.94	801	2.16%	1.55%	(16.62)%
	2010	133	8.32	1,103	6.42%	1.55%	18.34%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle)
	2014	86	$14.80	$1,279	1.40%	1.35%	8.77%
	2013	108	13.61	1,463	3.39%	1.35%	18.05%
	2012	135	11.53	1,558	1.58%	1.35%	13.51%
	2011	171	10.16	1,732	1.63%	1.35%	(4.91)%
	2010	187	10.68	1,995	2.36%	1.35%	6.82%
Fidelity VIP Balanced (Pinnacle II Reduced M&E)
	2014	*-	14.91	7	1.52%	1.10%	9.05%
	2013	*-	13.68	6	3.77%	1.10%	18.34%
	2012	*-	11.56	5	3.36%	1.10%	3.47%
Fidelity VIP Overseas (Pinnacle)
	2014	19	9.29	174	1.30%	1.35%	(9.32)%
	2013	21	10.24	216	1.58%	1.35%	28.68%
	2012	27	7.96	217	1.76%	1.35%	19.10%
	2011	37	6.68	250	1.33%	1.35%	(18.28)%
	2010	46	8.18	373	1.27%	1.35%	11.59%
Fidelity VIP Overseas (Pinnacle IV)
	2014	8	9.22	73	1.21%	1.45%	(9.41)%
	2013	12	10.17	121	1.62%	1.45%	28.55%
	2012	15	7.91	115	1.57%	1.45%	18.98%
	2011	24	6.65	160	1.26%	1.45%	(18.36)%
	2010	32	8.15	261	1.24%	1.45%	11.48%
Fidelity VIP Equity-Income (Grandmaster)
	2014	131	74.86	9,786	2.76%	1.35%	7.25%
	2013	148	69.80	10,321	4.68%	1.35%	26.42%
	2012	164	55.21	9,035	3.06%	1.35%	15.72%
	2011	188	47.71	8,963	2.44%	1.35%	(0.39)%
	2010	212	47.90	10,150	1.75%	1.35%	13.60%
Fidelity VIP Equity-Income (Pinnacle)
	2014	111	21.62	2,400	2.64%	1.35%	7.25%
	2013	134	20.15	2,701	4.59%	1.35%	26.42%
	2012	155	15.94	2,474	3.00%	1.35%	15.72%
	2011	184	13.78	2,541	2.33%	1.35%	(0.39)%
	2010	226	13.83	3,124	1.71%	1.35%	13.60%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E)
	2014	2	21.77	51	2.90%	1.10%	7.52%
	2013	3	20.25	52	4.84%	1.10%	26.74%
	2012	3	15.98	41	6.08%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster)
	2014	78	93.35	7,265	0.18%	1.35%	9.80%
	2013	87	85.02	7,397	0.34%	1.35%	34.50%
	2012	103	63.22	6,526	0.60%	1.35%	13.13%
	2011	120	55.88	6,709	0.37%	1.35%	(1.15)%
	2010	130	56.53	7,373	0.27%	1.35%	22.50%
Fidelity VIP High Income (Grandmaster)
	2014	44	25.75	1,138	3.29%	1.35%	(0.21)%
	2013	100	25.80	2,574	5.18%	1.35%	4.52%
	2012	128	24.69	3,171	5.93%	1.35%	12.68%
	2011	131	21.91	2,860	6.33%	1.35%	2.63%
	2010	160	21.35	3,413	8.84%	1.35%	12.29%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster)
	2014	100	$49.79	$4,955	1.32%	1.35%	4.41%
	2013	129	47.69	6,158	1.73%	1.35%	14.15%
	2012	151	41.78	6,303	1.51%	1.35%	10.96%
	2011	171	37.66	6,428	1.91%	1.35%	(3.87)%
	2010	192	39.17	7,530	1.68%	1.35%	12.72%
Fidelity VIP II Contrafund (Grandmaster)
	2014	189	65.46	12,400	0.95%	1.35%	10.43%
	2013	209	59.27	12,394	1.08%	1.35%	29.52%
	2012	234	45.76	10,690	1.33%	1.35%	14.84%
	2011	270	39.85	10,761	0.97%	1.35%	(3.84)%
	2010	311	41.44	12,890	1.23%	1.35%	15.64%
Fidelity VIP II Contrafund (Pinnacle)
	2014	200	32.19	6,442	0.91%	1.35%	10.43%
	2013	237	29.15	6,919	1.08%	1.35%	29.52%
	2012	264	22.51	5,932	1.27%	1.35%	14.84%
	2011	330	19.60	6,471	0.92%	1.35%	(3.84)%
	2010	424	20.38	8,644	1.23%	1.35%	15.64%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E)
	2014	1	32.43	41	0.87%	1.10%	10.71%
	2013	3	29.29	81	1.13%	1.10%	29.84%
	2012	3	22.56	62	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster)
	2014	90	50.72	4,568	1.48%	1.35%	12.04%
	2013	111	45.27	5,005	2.14%	1.35%	30.46%
	2012	119	34.70	4,127	2.07%	1.35%	14.34%
	2011	137	30.35	4,165	1.87%	1.35%	0.67%
	2010	158	30.15	4,761	1.84%	1.35%	13.47%
Fidelity VIP II Index 500 (IQ Annuity)
	2014	17	16.69	280	1.45%	1.45%	11.92%
	2013	26	14.91	390	2.18%	1.45%	30.33%
	2012	27	11.44	307	2.12%	1.45%	14.23%
	2011	29	10.01	291	1.93%	1.45%	0.56%
	2010	31	9.96	313	1.88%	1.45%	13.36%
Fidelity VIP II Index 500 (Pinnacle)
	2014	186	14.62	2,715	1.57%	1.35%	12.04%
	2013	213	13.05	2,780	2.07%	1.35%	30.46%
	2012	259	10.00	2,589	2.05%	1.35%	14.34%
	2011	328	8.75	2,866	1.90%	1.35%	0.67%
	2010	370	8.69	3,217	1.82%	1.35%	13.47%
Fidelity VIP II Index 500 (Pinnacle IV)
	2014	12	14.50	175	1.52%	1.45%	11.93%
	2013	14	12.96	188	2.02%	1.45%	30.33%
	2012	18	9.94	177	1.74%	1.45%	14.23%
	2011	28	8.70	243	1.94%	1.45%	0.56%
	2010	30	8.66	260	1.80%	1.45%	13.36%
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E)
	2014	3	14.72	45	1.68%	1.10%	12.32%
	2013	3	13.11	44	2.06%	1.10%	30.79%
	2012	4	10.02	39	4.13%	1.10%	6.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle)
	2014	126	$13.18	$1,658	2.13%	1.35%	4.40%
	2013	135	12.62	1,702	2.37%	1.35%	(3.10)%
	2012	152	13.03	1,974	2.04%	1.35%	4.46%
	2011	200	12.47	2,494	2.95%	1.35%	5.89%
	2010	255	11.78	3,004	3.24%	1.35%	6.35%
Fidelity VIP II Investment Grade Bond (Pinnacle IV)
	2014	55	13.08	717	2.07%	1.45%	4.29%
	2013	64	12.54	796	2.24%	1.45%	(3.20)%
	2012	76	12.95	988	2.09%	1.45%	4.36%
	2011	98	12.41	1,212	2.43%	1.45%	5.78%
	2010	173	11.73	2,028	3.31%	1.45%	6.24%
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E)
	2014	3	13.27	43	2.13%	1.10%	4.66%
	2013	3	12.68	44	0.73%	1.10%	(2.86)%
	2012	20	13.06	261	4.62%	1.10%	3.82%
Fidelity VIP II Investment Grade Bond (AnnuiChoice)
	2014	26	13.54	349	2.19%	1.00%	4.77%
	2013	27	12.92	344	2.38%	1.00%	(2.76)%
	2012	29	13.29	380	2.28%	1.00%	4.83%
	2011	31	12.68	392	3.14%	1.00%	6.26%
	2010	35	11.93	414	3.36%	1.00%	6.73%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II)
	2014	4	13.38	53	2.18%	1.15%	4.61%
	2013	4	12.79	52	2.47%	1.15%	(2.91)%
	2012	4	13.18	53	2.36%	1.15%	4.68%
	2011	4	12.59	51	3.32%	1.15%	6.10%
	2010	4	11.86	48	2.31%	1.15%	6.57%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3)
	2014	11	12.97	139	1.94%	1.55%	4.19%
	2013	16	12.45	194	2.37%	1.55%	(3.30)%
	2012	17	12.88	216	2.13%	1.55%	4.25%
	2011	20	12.35	253	2.58%	1.55%	5.68%
	2010	33	11.69	382	2.79%	1.55%	6.14%
Fidelity VIP II Investment Grade Bond (Grandmaster)
	2014	58	39.55	2,278	2.12%	1.35%	4.40%
	2013	62	37.89	2,367	2.36%	1.35%	(3.10)%
	2012	68	39.10	2,664	2.18%	1.35%	4.46%
	2011	80	37.43	2,984	3.13%	1.35%	5.89%
	2010	92	35.35	3,238	3.49%	1.35%	6.35%
Fidelity VIP II Investment Grade Bond (IQ Annuity)
	2014	20	18.62	370	1.47%	1.45%	4.29%
	2013	53	17.86	950	2.36%	1.45%	(3.20)%
	2012	58	18.45	1,067	2.32%	1.45%	4.36%
	2011	60	17.68	1,058	3.18%	1.45%	5.78%
	2010	65	16.71	1,091	3.55%	1.45%	6.24%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2014	3	11.10	33	2.63%	1.15%	4.61%
	2013	2	10.61	20	1.07%	1.15%	(2.91)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Pinnacle Plus)
	2014	*-	$12.85	$6	0.59%	1.67%	4.06%
	2013	3	12.35	34	2.27%	1.67%	(3.42)%
	2012	6	12.79	79	2.19%	1.67%	4.12%
	2011	8	12.28	92	3.31%	1.67%	5.55%
	2010	8	11.64	90	3.38%	1.67%	6.01%
Fidelity VIP III Balanced (Grandmaster)
	2014	72	24.06	1,742	1.45%	1.35%	8.77%
	2013	82	22.12	1,804	3.40%	1.35%	18.05%
	2012	102	18.73	1,904	1.64%	1.35%	13.51%
	2011	120	16.50	1,977	1.64%	1.35%	(4.91)%
	2010	132	17.36	2,286	2.08%	1.35%	16.48%
Fidelity VIP Overseas (AnnuiChoice)
	2014	13	9.54	120	1.36%	1.00%	(9.00)%
	2013	13	10.49	133	1.72%	1.00%	29.13%
	2012	14	8.12	110	1.76%	1.00%	19.53%
	2011	18	6.80	124	1.48%	1.00%	(17.99)%
	2010	19	8.29	154	1.36%	1.00%	11.99%
Fidelity VIP Overseas (AnnuiChoice II)
	2014	3	9.43	27	1.03%	1.15%	(9.13)%
	2013	6	10.38	64	1.72%	1.15%	28.94%
	2012	7	8.05	58	2.00%	1.15%	19.35%
	2011	8	6.75	51	1.46%	1.15%	(18.11)%
	2010	8	8.24	65	1.36%	1.15%	11.82%
Fidelity VIP Overseas (Grandmaster flex3)
	2014	*-	9.14	1	0.68%	1.55%	(9.50)%
	2013	*-	10.10	3	1.75%	1.55%	28.42%
	2012	*-	7.87	2	1.99%	1.55%	18.86%
	2011	*-	6.62	2	0.18%	1.55%	(18.45)%
	2010	4	8.12	30	1.39%	1.55%	11.36%
Fidelity VIP Overseas (Grandmaster)
	2014	58	33.27	1,933	1.22%	1.35%	(9.32)%
	2013	73	36.69	2,676	1.65%	1.35%	28.68%
	2012	85	28.51	2,430	1.90%	1.35%	19.10%
	2011	99	23.94	2,381	1.46%	1.35%	(18.28)%
	2010	104	29.29	3,056	1.37%	1.35%	11.59%
Fidelity VIP Overseas (IQ Annuity)
	2014	3	9.22	23	1.36%	1.45%	(9.41)%
	2013	3	10.17	26	1.77%	1.45%	28.55%
	2012	3	7.91	20	2.02%	1.45%	18.98%
	2011	3	6.65	17	1.24%	1.45%	(18.36)%
	2010	4	8.15	29	1.19%	1.45%	11.48%
Fidelity VIP Overseas (Pinnacle Plus)
	2014	3	9.06	28	0.82%	1.67%	(9.61)%
	2013	6	10.02	56	1.60%	1.67%	28.26%
	2012	7	7.81	54	1.81%	1.67%	18.72%
	2011	10	6.58	63	1.28%	1.67%	(18.55)%
	2010	12	8.08	100	1.31%	1.67%	11.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity)
	2014	19	$17.58	$338	2.70%	1.45%	7.07%
	2013	22	16.42	361	4.39%	1.45%	26.16%
	2012	27	13.02	346	2.93%	1.45%	15.48%
	2011	32	11.27	358	2.42%	1.45%	(0.60)%
	2010	33	11.34	379	1.69%	1.45%	13.42%
Fidelity VIP Growth (IQ Annuity)
	2014	21	14.95	307	0.08%	1.45%	9.58%
	2013	31	13.64	422	0.26%	1.45%	34.23%
	2012	32	10.16	327	0.49%	1.45%	12.88%
	2011	38	9.00	343	0.27%	1.45%	(1.31)%
	2010	40	9.12	364	0.17%	1.45%	22.26%
Fidelity VIP Growth (Pinnacle)
	2014	31	15.04	461	0.08%	1.35%	9.69%
	2013	41	13.71	569	0.25%	1.35%	34.37%
	2012	49	10.20	500	0.45%	1.35%	12.99%
	2011	67	9.03	605	0.25%	1.35%	(1.21)%
	2010	78	9.14	717	0.17%	1.35%	22.38%
Fidelity VIP Growth (Pinnacle II Reduced M&E)
	2014	*-	15.15	2	0.11%	1.10%	9.97%
	2013	*-	13.77	2	0.26%	1.10%	34.71%
	2012	*-	10.23	1	1.05%	1.10%	2.12%
Fidelity VIP High Income (IQ Annuity)
	2014	9	14.36	123	2.30%	1.45%	(0.39)%
	2013	23	14.42	325	5.09%	1.45%	4.34%
	2012	30	13.82	408	5.32%	1.45%	12.53%
	2011	37	12.28	451	2.73%	1.45%	2.42%
	2010	65	11.99	780	10.55%	1.45%	12.14%
Fidelity VIP II Asset Manager (IQ Annuity)
	2014	1	15.62	14	1.40%	1.45%	4.15%
	2013	1	15.00	14	0.47%	1.45%	13.86%
	2012	7	13.17	93	1.45%	1.45%	10.79%
	2011	7	11.89	87	1.75%	1.45%	(4.10)%
	2010	9	12.40	109	1.51%	1.45%	12.49%
Fidelity VIP II Contrafund (IQ Annuity)
	2014	40	23.87	963	0.85%	1.45%	10.20%
	2013	46	21.66	995	1.04%	1.45%	29.25%
	2012	45	16.76	758	1.24%	1.45%	14.61%
	2011	52	14.62	755	0.88%	1.45%	(4.05)%
	2010	60	15.24	909	1.12%	1.45%	15.41%
Fidelity VIP III Balanced (IQ Annuity)
	2014	8	17.31	134	1.35%	1.45%	8.50%
	2013	9	15.95	136	3.53%	1.45%	17.77%
	2012	9	13.54	123	1.54%	1.45%	13.28%
	2011	10	11.96	121	1.52%	1.45%	(5.17)%
	2010	11	12.61	134	1.54%	1.45%	16.28%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP III Mid Cap (Grandmaster)
	2014	23	$53.30	$1,230	0.16%	1.35%	4.76%
	2013	26	50.88	1,333	4.95%	1.35%	34.23%
	2012	35	37.91	1,314	0.51%	1.35%	13.19%
	2011	40	33.49	1,335	0.15%	1.35%	(11.92)%
	2010	45	38.02	1,700	0.25%	1.35%	26.97%
Fidelity VIP III Mid Cap (IQ Annuity)
	2014	15	55.20	815	0.16%	1.45%	4.66%
	2013	17	52.75	890	5.17%	1.45%	34.09%
	2012	20	39.34	793	0.50%	1.45%	13.08%
	2011	24	34.79	832	0.15%	1.45%	(12.01)%
	2010	26	39.53	1,032	0.25%	1.45%	26.84%
Fidelity VIP III Mid Cap (Pinnacle)
	2014	64	52.68	3,374	0.15%	1.35%	4.76%
	2013	77	50.29	3,852	5.16%	1.35%	34.23%
	2012	95	37.46	3,556	0.51%	1.35%	13.19%
	2011	110	33.10	3,635	0.14%	1.35%	(11.92)%
	2010	138	37.57	5,179	0.26%	1.35%	26.97%
Fidelity VIP Overseas (IQ Annuity)
	2014	2	14.24	32	1.26%	1.45%	(9.49)%
	2013	2	15.74	37	1.66%	1.45%	28.49%
	2012	2	12.25	29	1.54%	1.45%	18.79%
	2011	4	10.31	39	1.48%	1.45%	(18.43)%
	2010	3	12.64	42	1.13%	1.45%	11.36%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3)
	2014	16	15.99	259	1.35%	1.45%	4.01%
	2013	16	15.38	249	1.58%	1.45%	13.67%
	2012	17	13.53	231	1.32%	1.45%	10.60%
	2011	18	12.23	225	1.62%	1.45%	(4.22)%
	2010	22	12.77	282	1.44%	1.45%	12.31%
Fidelity VIP Asset Manager (AdvantEdge)
	2014	5	12.83	62	1.29%	1.60%	3.85%
	2013	8	12.36	93	1.61%	1.60%	13.50%
	2012	8	10.89	84	1.31%	1.60%	10.43%
	2011	8	9.86	80	1.70%	1.60%	(4.37)%
	2010	9	10.31	91	1.45%	1.60%	12.14%
Fidelity VIP Asset Manager (AnnuiChoice II)
	2014	6	15.20	96	1.29%	1.15%	4.33%
	2013	6	14.57	92	1.67%	1.15%	14.01%
	2012	6	12.78	76	1.83%	1.15%	10.94%
	2011	3	11.52	30	1.36%	1.15%	(3.93)%
	2010	4	11.99	50	1.49%	1.15%	12.65%
Fidelity VIP Asset Manager (AnnuiChoice)
	2014	15	16.54	252	1.31%	1.00%	4.48%
	2013	16	15.83	249	1.72%	1.00%	14.19%
	2012	18	13.86	247	1.16%	1.00%	11.11%
	2011	24	12.47	296	1.72%	1.00%	(3.78)%
	2010	26	12.97	331	1.47%	1.00%	12.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3)
	2014	9	$15.71	$139	1.56%	1.55%	3.90%
	2013	8	15.12	126	1.62%	1.55%	13.55%
	2012	8	13.32	111	1.28%	1.55%	10.49%
	2011	9	12.05	110	1.44%	1.55%	(4.32)%
	2010	13	12.60	169	1.29%	1.55%	12.20%
Fidelity VIP Asset Manager (IQ Advisor Standard)
	2014	*-	17.24	3	1.30%	0.60%	4.91%
	2013	*-	16.43	3	1.99%	0.60%	14.65%
	2012	*-	14.33	2	2.31%	0.60%	11.56%
Fidelity VIP Asset Manager (Pinnacle)
	2014	2	16.06	29	1.30%	1.35%	4.11%
	2013	2	15.42	28	1.66%	1.35%	13.78%
	2012	2	13.55	24	0.49%	1.35%	10.71%
	2011	8	12.24	98	1.74%	1.35%	(4.12)%
	2010	8	12.77	108	1.43%	1.35%	12.43%
Fidelity VIP Asset Manager (Pinnacle IV)
	2014	11	15.88	169	1.94%	1.45%	4.01%
	2013	7	15.27	115	1.54%	1.45%	13.67%
	2012	8	13.44	113	1.16%	1.45%	10.60%
	2011	13	12.15	162	1.49%	1.45%	(4.22)%
	2010	18	12.68	232	1.48%	1.45%	12.31%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E)
	2014	2	13.03	28	1.39%	1.15%	4.33%
	2013	1	12.49	12	0.00%	1.15%	14.01%
Fidelity VIP Asset Manager (Pinnacle Plus)
	2014	3	16.22	51	1.14%	1.67%	3.78%
	2013	4	15.63	66	1.56%	1.67%	13.41%
	2012	6	13.78	86	1.46%	1.67%	10.35%
	2011	5	12.49	64	1.45%	1.67%	(4.43)%
	2010	7	13.07	96	1.41%	1.67%	12.06%
Fidelity VIP Asset Manager (Pinnacle V)
	2014	49	13.26	652	1.43%	1.55%	3.90%
	2013	35	12.77	441	1.71%	1.55%	13.55%
	2012	31	11.24	348	1.45%	1.55%	10.49%
	2011	26	10.18	266	1.91%	1.55%	(4.32)%
	2010	23	10.63	243	1.31%	1.55%	12.20%
Fidelity VIP Balanced (AdvantEdge)
	2014	18	14.69	267	1.21%	1.60%	8.26%
	2013	22	13.57	298	3.25%	1.60%	17.38%
	2012	20	11.56	231	1.66%	1.60%	12.98%
	2011	17	10.23	179	1.51%	1.60%	(5.36)%
	2010	17	10.81	187	1.86%	1.60%	15.88%
Fidelity VIP Balanced (AnnuiChoice II)
	2014	35	16.30	568	1.24%	1.15%	8.75%
	2013	39	14.98	590	3.87%	1.15%	17.91%
	2012	33	12.71	420	1.63%	1.15%	13.49%
	2011	31	11.20	346	1.51%	1.15%	(4.93)%
	2010	31	11.78	362	1.85%	1.15%	16.40%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AnnuiChoice)
	2014	32	$18.76	$608	1.31%	1.00%	8.92%
	2013	37	17.22	639	3.68%	1.00%	18.09%
	2012	39	14.59	574	1.49%	1.00%	13.67%
	2011	51	12.83	650	1.27%	1.00%	(4.78)%
	2010	70	13.48	945	1.68%	1.00%	16.58%
Fidelity VIP Balanced (GrandMaster flex3)
	2014	15	19.66	285	1.23%	1.55%	8.31%
	2013	17	18.15	302	3.36%	1.55%	17.44%
	2012	21	15.45	317	1.65%	1.55%	13.03%
	2011	20	13.67	271	1.10%	1.55%	(5.31)%
	2010	35	14.44	504	1.60%	1.55%	15.93%
Fidelity VIP Balanced (Grandmaster)
	2014	71	18.23	1,285	1.24%	1.35%	8.53%
	2013	77	16.79	1,286	3.43%	1.35%	17.67%
	2012	84	14.27	1,199	1.57%	1.35%	13.26%
	2011	84	12.60	1,056	1.52%	1.35%	(5.12)%
	2010	83	13.28	1,101	1.50%	1.35%	16.17%
Fidelity VIP Balanced (IQ3)
	2014	48	17.94	860	1.28%	1.45%	8.42%
	2013	52	16.55	863	3.60%	1.45%	17.55%
	2012	53	14.08	747	1.51%	1.45%	13.15%
	2011	59	12.44	732	1.40%	1.45%	(5.22)%
	2010	74	13.12	974	1.71%	1.45%	16.05%
Fidelity VIP Balanced (Pinnacle)
	2014	24	18.23	442	1.33%	1.35%	8.53%
	2013	25	16.79	417	3.22%	1.35%	17.67%
	2012	31	14.27	446	1.35%	1.35%	13.26%
	2011	43	12.60	544	1.47%	1.35%	(5.12)%
	2010	45	13.28	600	1.68%	1.35%	16.17%
Fidelity VIP Balanced (Pinnacle IV)
	2014	62	19.89	1,234	1.26%	1.45%	8.42%
	2013	69	18.35	1,270	3.45%	1.45%	17.55%
	2012	81	15.61	1,259	1.46%	1.45%	13.15%
	2011	94	13.79	1,294	1.29%	1.45%	(5.22)%
	2010	127	14.55	1,843	1.66%	1.45%	16.05%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E)
	2014	3	14.74	44	1.28%	1.15%	8.75%
	2013	3	13.55	38	4.93%	1.15%	17.91%
Fidelity VIP Balanced (Pinnacle Plus)
	2014	7	18.09	124	1.20%	1.67%	8.18%
	2013	8	16.72	134	3.55%	1.67%	17.29%
	2012	10	14.26	136	1.57%	1.67%	12.89%
	2011	10	12.63	122	1.27%	1.67%	(5.43)%
	2010	13	13.35	178	1.15%	1.67%	15.79%
Fidelity VIP Balanced (Pinnacle V)
	2014	90	13.84	1,241	1.32%	1.55%	8.31%
	2013	80	12.78	1,022	3.62%	1.55%	17.44%
	2012	78	10.88	845	1.45%	1.55%	13.03%
	2011	91	9.63	874	1.48%	1.55%	(5.31)%
	2010	94	10.17	956	1.72%	1.55%	15.93%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (AdvantEdge)
	2014	215	$14.86	$3,197	0.69%	1.60%	9.87%
	2013	257	13.53	3,475	0.90%	1.60%	28.86%
	2012	246	10.50	2,578	1.15%	1.60%	14.27%
	2011	262	9.19	2,403	0.96%	1.60%	(4.34)%
	2010	185	9.60	1,774	1.46%	1.60%	15.06%
Fidelity VIP Contrafund (AnnuiChoice II)
	2014	247	17.18	4,251	0.78%	1.15%	10.37%
	2013	241	15.57	3,749	0.93%	1.15%	29.45%
	2012	212	12.02	2,552	1.22%	1.15%	14.80%
	2011	197	10.47	2,067	0.83%	1.15%	(3.90)%
	2010	188	10.90	2,051	1.06%	1.15%	15.58%
Fidelity VIP Contrafund (AnnuiChoice)
	2014	133	24.10	3,216	0.69%	1.00%	10.54%
	2013	165	21.80	3,600	0.85%	1.00%	29.64%
	2012	184	16.82	3,100	1.11%	1.00%	14.97%
	2011	220	14.63	3,214	0.77%	1.00%	(3.75)%
	2010	253	15.20	3,843	0.99%	1.00%	15.76%
Fidelity VIP Contrafund (GrandMaster flex3)
	2014	74	24.08	1,781	0.72%	1.55%	9.93%
	2013	82	21.90	1,791	0.86%	1.55%	28.93%
	2012	88	16.99	1,488	1.08%	1.55%	14.33%
	2011	108	14.86	1,605	0.71%	1.55%	(4.29)%
	2010	140	15.53	2,173	0.90%	1.55%	15.12%
Fidelity VIP Contrafund (IQ Advisor Enhanced)
	2014	3	23.91	71	0.68%	0.60%	139.08%
Fidelity VIP Contrafund (IQ Advisor Standard)
	2014	15	24.44	366	0.75%	0.60%	10.99%
	2013	10	22.02	218	1.13%	0.60%	30.17%
	2012	5	16.92	85	0.65%	0.60%	15.44%
	2011	15	14.66	225	0.74%	0.60%	(3.37)%
	2010	19	15.17	282	1.50%	0.60%	16.23%
Fidelity VIP Contrafund (IQ3)
	2014	205	24.15	4,947	0.73%	1.45%	10.04%
	2013	233	21.95	5,119	0.89%	1.45%	29.06%
	2012	236	17.01	4,008	1.12%	1.45%	14.45%
	2011	267	14.86	3,972	0.73%	1.45%	(4.19)%
	2010	333	15.51	5,158	1.09%	1.45%	15.23%
Fidelity VIP Contrafund (Pinnacle IV)
	2014	253	24.48	6,192	0.70%	1.45%	10.04%
	2013	303	22.25	6,742	0.77%	1.45%	29.06%
	2012	417	17.24	7,185	1.11%	1.45%	14.45%
	2011	478	15.06	7,196	0.71%	1.45%	(4.19)%
	2010	618	15.72	9,714	0.99%	1.45%	15.23%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E)
	2014	25	17.00	433	0.88%	1.15%	10.37%
	2013	8	15.40	123	1.04%	1.15%	29.45%
	2012	3	11.90	40	2.21%	1.15%	14.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus)
	2014	45	$24.64	$1,117	0.65%	1.67%	9.79%
	2013	66	22.44	1,477	0.90%	1.67%	28.77%
	2012	65	17.43	1,129	1.00%	1.67%	14.19%
	2011	90	15.26	1,374	0.76%	1.67%	(4.40)%
	2010	102	15.96	1,626	1.08%	1.67%	14.98%
Fidelity VIP Contrafund (Pinnacle V)
	2014	967	14.48	13,994	0.83%	1.55%	9.93%
	2013	796	13.17	10,478	0.97%	1.55%	28.93%
	2012	612	10.22	6,248	1.27%	1.55%	14.33%
	2011	531	8.94	4,746	0.83%	1.55%	(4.29)%
	2010	493	9.34	4,602	1.20%	1.55%	15.12%
Fidelity VIP Disciplined Small Cap (Advantedge)
	2014	*-	16.75	4	0.09%	1.60%	3.25%
	2013	*-	16.22	3	4.08%	1.60%	35.75%
	2012	*-	11.95	2	1.55%	1.60%	16.67%
	2011	*-	10.24	2	0.14%	1.60%	(3.16)%
	2010	*-	10.57	2	0.05%	1.60%	23.07%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II)
	2014	3	14.15	47	0.13%	1.15%	3.72%
	2013	3	13.64	38	3.20%	1.15%	36.37%
	2012	5	10.00	45	1.48%	1.15%	17.21%
	2011	5	8.54	42	0.14%	1.15%	(2.71)%
	2010	3	8.77	29	0.06%	1.15%	23.64%
Fidelity VIP Disciplined Small Cap (AnnuiChoice)
	2014	7	14.32	97	0.09%	1.00%	3.88%
	2013	9	13.78	125	4.11%	1.00%	36.58%
	2012	9	10.09	88	1.35%	1.00%	17.39%
	2011	11	8.60	98	0.10%	1.00%	(2.57)%
	2010	14	8.82	125	0.06%	1.00%	23.82%
Fidelity VIP Disciplined Small Cap (GrandMaster flex3)
	2014	2	13.72	32	0.09%	1.55%	3.30%
	2013	4	13.28	47	4.05%	1.55%	35.82%
	2012	4	9.78	34	1.53%	1.55%	16.73%
	2011	4	8.38	30	0.08%	1.55%	(3.11)%
	2010	7	8.64	61	0.06%	1.55%	23.14%
Fidelity VIP Disciplined Small Cap (GrandMaster)
	2014	3	13.93	45	0.10%	1.35%	3.51%
	2013	4	13.46	48	4.37%	1.35%	36.10%
	2012	3	9.89	29	1.46%	1.35%	16.97%
	2011	3	8.46	28	0.09%	1.35%	(2.91)%
	2010	5	8.71	42	0.06%	1.35%	23.39%
Fidelity VIP Disciplined Small Cap (IQ Advisor Standard)
	2014	4	14.77	65	0.11%	0.60%	47.67%
Fidelity VIP Disciplined Small Cap (IQ Annuity)
	2014	5	13.82	65	0.10%	1.45%	3.41%
	2013	5	13.37	63	3.52%	1.45%	35.96%
	2012	6	9.83	63	1.48%	1.45%	16.85%
	2011	7	8.41	58	0.09%	1.45%	(3.01)%
	2010	11	8.68	98	0.06%	1.45%	23.26%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle)
	2014	12	$13.93	$167	0.10%	1.35%	3.51%
	2013	15	13.46	196	3.73%	1.35%	36.10%
	2012	18	9.89	175	1.28%	1.35%	16.97%
	2011	26	8.46	216	0.10%	1.35%	(2.91)%
	2010	32	8.71	282	0.06%	1.35%	23.39%
Fidelity VIP Disciplined Small Cap (Pinnacle IV)
	2014	29	13.82	407	0.11%	1.45%	3.41%
	2013	28	13.37	374	4.12%	1.45%	35.96%
	2012	27	9.83	264	1.49%	1.45%	16.85%
	2011	32	8.42	273	0.11%	1.45%	(3.01)%
	2010	37	8.68	318	0.06%	1.45%	23.26%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus)
	2014	1	13.59	20	0.06%	1.67%	3.17%
	2013	3	13.17	35	7.00%	1.67%	35.66%
	2011	1	8.33	7	0.09%	1.67%	(3.22)%
	2010	1	8.60	11	0.06%	1.67%	22.99%
Fidelity VIP Disciplined Small Cap (Pinnacle V)
	2014	44	13.81	603	0.11%	1.55%	3.30%
	2013	37	13.37	497	5.50%	1.55%	35.82%
	2012	14	9.84	138	1.91%	1.55%	16.73%
	2011	8	8.43	69	0.08%	1.55%	(3.11)%
	2010	14	8.70	125	0.06%	1.55%	23.14%
Fidelity VIP Equity-Income (AnnuiChoice II)
	2014	32	14.14	451	2.73%	1.15%	7.23%
	2013	32	13.19	416	4.41%	1.15%	26.36%
	2012	37	10.44	382	2.78%	1.15%	15.70%
	2011	45	9.02	409	2.23%	1.15%	(0.50)%
	2010	51	9.07	464	1.56%	1.15%	13.60%
Fidelity VIP Equity-Income (AdvantEdge)
	2014	63	13.46	844	2.78%	1.60%	6.75%
	2013	60	12.61	760	6.05%	1.60%	25.78%
	2012	26	10.02	257	4.40%	1.60%	15.17%
	2011	9	8.70	75	2.58%	1.60%	(0.95)%
	2010	7	8.79	65	2.44%	1.60%	13.08%
Fidelity VIP Equity-Income (AnnuiChoice)
	2014	69	17.66	1,218	2.49%	1.00%	7.40%
	2013	80	16.44	1,323	4.47%	1.00%	26.55%
	2012	91	12.99	1,183	2.76%	1.00%	15.88%
	2011	104	11.21	1,167	2.35%	1.00%	(0.35)%
	2010	111	11.25	1,245	1.50%	1.00%	13.77%
Fidelity VIP Equity-Income (GrandMaster flex3)
	2014	13	17.30	219	2.71%	1.55%	6.80%
	2013	13	16.20	211	4.31%	1.55%	25.85%
	2012	16	12.87	204	2.50%	1.55%	15.23%
	2011	24	11.17	263	2.25%	1.55%	(0.90)%
	2010	26	11.27	294	1.54%	1.55%	13.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (IQ Advisor Standard)
	2014	1	$18.37	$12	2.17%	0.60%	7.83%
	2013	1	17.04	15	3.50%	0.60%	27.06%
	2012	2	13.41	23	3.01%	0.60%	16.35%
	2011	2	11.53	21	2.33%	0.60%	0.05%
	2010	2	11.52	21	1.63%	0.60%	14.23%
Fidelity VIP Equity-Income (IQ3)
	2014	38	16.63	624	2.33%	1.45%	6.91%
	2013	50	15.55	780	4.71%	1.45%	25.98%
	2012	48	12.34	598	2.89%	1.45%	15.35%
	2011	58	10.70	621	2.13%	1.45%	(0.80)%
	2010	71	10.79	765	1.45%	1.45%	13.25%
Fidelity VIP Equity-Income (Pinnacle IV)
	2014	60	17.08	1,021	2.67%	1.45%	6.91%
	2013	67	15.98	1,065	4.49%	1.45%	25.98%
	2012	80	12.68	1,012	2.57%	1.45%	15.35%
	2011	111	10.99	1,224	1.83%	1.45%	(0.80)%
	2010	187	11.08	2,069	1.50%	1.45%	13.25%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E)
	2014	3	16.92	43	0.62%	1.15%	7.23%
	2013	29	15.78	450	7.84%	1.15%	26.36%
Fidelity VIP Equity-Income (Pinnacle Plus)
	2014	16	18.78	306	2.16%	1.67%	6.67%
	2013	29	17.60	508	3.53%	1.67%	25.70%
	2012	55	14.00	764	2.98%	1.67%	15.09%
	2011	57	12.17	696	3.58%	1.67%	(1.02)%
	2010	19	12.29	227	1.50%	1.67%	13.00%
Fidelity VIP Equity-Income (Pinnacle V)
	2014	155	11.44	1,777	2.70%	1.55%	6.80%
	2013	156	10.71	1,676	5.48%	1.55%	25.85%
	2012	100	8.51	850	2.93%	1.55%	15.23%
	2011	108	7.39	798	2.38%	1.55%	(0.90)%
	2010	107	7.46	798	1.62%	1.55%	13.14%
Fidelity VIP Freedom 2010 (Advantedge)
	2014	9	12.78	117	1.14%	1.60%	2.55%
	2013	17	12.46	206	1.92%	1.60%	11.39%
	2012	17	11.19	187	1.70%	1.60%	9.79%
	2011	17	10.19	174	1.81%	1.60%	(2.02)%
	2010	19	10.40	192	2.04%	1.60%	10.75%
Fidelity VIP Freedom 2010 (AnnuiChoice II)
	2014	14	12.93	180	1.36%	1.15%	3.01%
	2013	15	12.55	184	1.56%	1.15%	11.90%
	2012	22	11.22	249	1.68%	1.15%	10.29%
	2011	23	10.17	235	1.90%	1.15%	(1.57)%
	2010	23	10.33	235	1.89%	1.15%	11.25%
Fidelity VIP Freedom 2010 (AnnuiChoice)
	2014	1	13.08	11	2.42%	1.00%	3.17%
	2013	*-	12.68	5	1.89%	1.00%	12.07%
	2012	*-	11.32	5	1.70%	1.00%	10.46%
	2011	*-	10.24	4	1.86%	1.00%	(1.42)%
	2010	*-	10.39	5	1.93%	1.00%	11.42%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandMaster)
	2014	4	$12.73	$54	1.43%	1.35%	2.81%
	2013	4	12.38	50	2.01%	1.35%	11.67%
	2012	4	11.09	41	1.76%	1.35%	10.07%
	2011	3	10.08	35	1.52%	1.35%	(1.77)%
	2010	5	10.26	52	0.42%	1.35%	11.03%
Fidelity VIP Freedom 2010 (IQ Annuity)
	2014	5	12.63	57	1.40%	1.45%	2.70%
	2013	5	12.30	57	1.06%	1.45%	11.56%
	2012	13	11.03	139	1.59%	1.45%	9.96%
	2011	15	10.03	146	1.83%	1.45%	(1.87)%
	2010	15	10.22	157	1.74%	1.45%	10.92%
Fidelity VIP Freedom 2010 (Pinnacle)
	2014	1	12.73	15	1.40%	1.35%	2.81%
	2013	1	12.38	15	3.21%	1.35%	11.67%
	2012	*-	11.09	2	0.42%	1.35%	10.07%
	2011	1	10.08	14	1.89%	1.35%	(1.77)%
	2010	1	10.26	14	4.35%	1.35%	11.03%
Fidelity VIP Freedom 2010 (Pinnacle IV)
	2014	5	12.63	66	1.36%	1.45%	2.70%
	2013	5	12.30	66	1.86%	1.45%	11.56%
	2012	6	11.03	64	1.10%	1.45%	9.96%
	2011	13	10.03	126	2.32%	1.45%	(1.87)%
	2010	8	10.22	80	1.79%	1.45%	10.92%
Fidelity VIP Freedom 2010 (Pinnacle Plus)
	2014	2	12.42	24	1.40%	1.67%	2.47%
	2013	2	12.12	23	1.93%	1.67%	11.31%
	2012	2	10.89	21	1.71%	1.67%	9.71%
	2011	2	9.92	19	2.70%	1.67%	(2.09)%
	2010	1	10.14	8	1.99%	1.67%	10.67%
Fidelity VIP Freedom 2010 (Pinnacle V)
	2014	60	12.44	745	1.41%	1.55%	2.60%
	2013	60	12.13	731	1.90%	1.55%	11.44%
	2012	62	10.88	671	1.49%	1.55%	9.85%
	2011	81	9.91	799	2.16%	1.55%	(1.97)%
	2010	60	10.11	610	2.06%	1.55%	10.80%
Fidelity VIP Freedom 2015 (AdvantEdge)
	2014	11	12.80	146	1.56%	1.60%	2.78%
	2013	8	12.45	96	1.48%	1.60%	12.28%
	2012	14	11.09	156	1.74%	1.60%	10.11%
	2011	15	10.07	155	2.63%	1.60%	(2.10)%
	2010	7	10.29	68	1.77%	1.60%	10.98%
Fidelity VIP Freedom 2015 (AnnuiChoice II)
	2014	13	12.87	165	1.41%	1.15%	3.25%
	2013	11	12.47	133	1.52%	1.15%	12.79%
	2012	18	11.05	202	1.84%	1.15%	10.61%
	2011	18	9.99	179	1.91%	1.15%	(1.66)%
	2010	17	10.16	174	1.78%	1.15%	11.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (IQ Advisor Standard)
	2014	26	$13.43	$347	1.43%	0.60%	3.83%
	2013	26	12.94	334	2.04%	0.60%	13.42%
	2012	26	11.41	295	1.82%	0.60%	11.23%
	2011	26	10.25	265	3.78%	0.60%	(1.11)%
Fidelity VIP Freedom 2015 (IQ Annuity)
	2014	4	12.57	48	1.43%	1.45%	2.94%
	2013	4	12.22	47	1.34%	1.45%	12.45%
	2012	8	10.86	90	1.81%	1.45%	10.27%
	2011	8	9.85	82	1.54%	1.45%	(1.95)%
	2010	12	10.05	119	1.99%	1.45%	11.15%
Fidelity VIP Freedom 2015 (Pinnacle IV)
	2014	*-	12.57	5	0.65%	1.45%	2.94%
	2013	1	12.22	14	1.92%	1.45%	12.45%
	2012	1	10.86	14	0.94%	1.45%	10.27%
	2011	4	9.85	39	1.71%	1.45%	(1.95)%
	2010	5	10.05	47	3.02%	1.45%	11.15%
Fidelity VIP Freedom 2015 (Pinnacle Plus)
	2014	4	12.36	55	1.43%	1.67%	2.71%
	2013	4	12.03	54	1.25%	1.67%	12.20%
	2012	11	10.73	115	1.78%	1.67%	10.03%
	2011	11	9.75	109	1.98%	1.67%	(2.17)%
	2010	10	9.96	99	1.55%	1.67%	10.91%
Fidelity VIP Freedom 2015 (Pinnacle V)
	2014	309	12.37	3,816	1.37%	1.55%	2.84%
	2013	155	12.03	1,859	2.11%	1.55%	12.34%
	2012	140	10.71	1,504	1.83%	1.55%	10.16%
	2011	138	9.72	1,342	1.77%	1.55%	(2.05)%
	2010	154	9.92	1,526	2.07%	1.55%	11.04%
Fidelity VIP Freedom 2020 (AdvantEdge)
	2014	17	12.69	221	1.63%	1.60%	2.92%
	2013	15	12.33	189	1.57%	1.60%	13.79%
	2012	27	10.83	295	2.15%	1.60%	11.25%
	2011	20	9.74	190	1.97%	1.60%	(2.82)%
	2010	20	10.02	196	2.00%	1.60%	12.50%
Fidelity VIP Freedom 2020 (AnnuiChoice II)
	2014	56	12.64	705	1.45%	1.15%	3.39%
	2013	56	12.22	683	2.01%	1.15%	14.31%
	2012	63	10.69	675	1.78%	1.15%	11.76%
	2011	70	9.57	666	1.99%	1.15%	(2.37)%
	2010	69	9.80	674	2.13%	1.15%	13.02%
Fidelity VIP Freedom 2020 (AnnuiChoice)
	2014	3	12.78	40	1.44%	1.00%	3.55%
	2013	3	12.35	38	2.14%	1.00%	14.48%
	2012	3	10.78	34	1.86%	1.00%	11.94%
	2011	3	9.63	30	1.60%	1.00%	(2.23)%
	2010	5	9.85	45	1.80%	1.00%	13.19%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (GrandMaster)
	2014	4	$12.44	$47	1.44%	1.35%	3.18%
	2013	4	12.06	45	2.13%	1.35%	14.08%
	2012	4	10.57	40	1.86%	1.35%	11.54%
	2011	4	9.48	36	1.98%	1.35%	(2.57)%
	2010	4	9.73	37	2.26%	1.35%	12.79%
Fidelity VIP Freedom 2020 (Pinnacle IV)
	2014	5	12.34	58	1.44%	1.45%	3.08%
	2013	5	11.98	57	1.49%	1.45%	13.96%
	2012	9	10.51	96	1.38%	1.45%	11.42%
	2011	16	9.43	149	1.96%	1.45%	(2.67)%
	2010	16	9.69	157	1.97%	1.45%	12.67%
Fidelity VIP Freedom 2020 (Pinnacle)
	2014	3	12.44	34	2.88%	1.35%	3.18%
	2013	1	12.06	9	3.96%	1.35%	14.08%
Fidelity VIP Freedom 2020 (Pinnacle Plus)
	2014	2	12.13	21	1.44%	1.67%	2.85%
	2013	2	11.80	21	2.13%	1.67%	13.71%
	2012	2	10.38	18	1.86%	1.67%	11.17%
	2011	2	9.33	16	1.98%	1.67%	(2.89)%
	2010	2	9.61	17	2.04%	1.67%	12.42%
Fidelity VIP Freedom 2020 (Pinnacle V)
	2014	329	12.12	3,990	1.47%	1.55%	2.98%
	2013	323	11.77	3,800	2.05%	1.55%	13.84%
	2012	350	10.34	3,618	2.07%	1.55%	11.31%
	2011	276	9.29	2,563	2.13%	1.55%	(2.77)%
	2010	237	9.55	2,264	2.62%	1.55%	12.56%
Fidelity VIP Freedom 2025 (Advantedge)
	2014	13	13.22	174	1.88%	1.60%	3.18%
	2013	12	12.81	159	4.26%	1.60%	17.80%
Fidelity VIP Freedom 2025 (AnnuiChoice II)
	2014	14	13.12	179	1.45%	1.15%	3.65%
	2013	14	12.65	172	2.05%	1.15%	18.34%
	2012	17	10.69	184	1.64%	1.15%	13.47%
	2011	18	9.42	170	1.90%	1.15%	(3.47)%
	2010	17	9.76	167	2.05%	1.15%	14.14%
Fidelity VIP Freedom 2025 (GrandMaster)
	2014	*-	12.91	2	1.41%	1.35%	3.44%
	2013	*-	12.48	2	2.31%	1.35%	18.10%
	2012	*-	10.57	2	1.63%	1.35%	13.24%
	2011	*-	9.33	2	1.82%	1.35%	(3.66)%
	2010	*-	9.69	2	2.04%	1.35%	13.91%
Fidelity VIP Freedom 2025 (IQ Annuity)
	2014	6	12.81	79	1.88%	1.45%	3.33%
	2013	3	12.40	36	4.26%	1.45%	17.98%
Fidelity VIP Freedom 2025 (Pinnacle)
	2014	*-	12.91	5	1.44%	1.35%	3.44%
	2013	*-	12.48	4	2.31%	1.35%	18.10%
	2012	*-	10.57	4	1.67%	1.35%	13.24%
	2011	*-	9.33	3	1.94%	1.35%	(3.66)%
	2010	*-	9.69	3	3.84%	1.35%	13.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2025 (Pinnacle IV)
	2014	2	$12.81	$29	1.43%	1.45%	3.33%
	2013	2	12.40	28	2.30%	1.45%	17.98%
	2012	2	10.51	24	1.68%	1.45%	13.13%
	2011	2	9.29	21	1.85%	1.45%	(3.76)%
	2010	2	9.65	22	2.05%	1.45%	13.80%
Fidelity VIP Freedom 2025 (Pinnacle Plus)
	2014	1	12.59	10	1.43%	1.67%	3.10%
	2013	1	12.22	9	2.30%	1.67%	17.72%
	2012	1	10.38	8	1.67%	1.67%	12.87%
	2011	1	9.19	7	1.85%	1.67%	(3.97)%
	2010	1	9.57	7	2.05%	1.67%	13.54%
Fidelity VIP Freedom 2025 (Pinnacle V)
	2014	191	12.57	2,405	1.42%	1.55%	3.23%
	2013	196	12.17	2,392	2.33%	1.55%	17.86%
	2012	191	10.33	1,973	2.10%	1.55%	13.01%
	2011	110	9.14	1,002	1.89%	1.55%	(3.86)%
	2010	105	9.51	999	2.33%	1.55%	13.68%
Fidelity VIP Freedom 2030 (AnnuiChoice II)
	2014	6	12.69	78	1.23%	1.15%	3.54%
	2013	7	12.26	90	1.54%	1.15%	20.01%
	2012	14	10.21	147	1.89%	1.15%	13.85%
	2011	16	8.97	143	1.45%	1.15%	(3.94)%
	2010	26	9.34	239	1.84%	1.15%	14.56%
Fidelity VIP Freedom 2030 (IQ Annuity)
	2014	8	12.40	105	1.47%	1.45%	3.23%
	2013	7	12.01	85	2.42%	1.45%	19.65%
	2012	6	10.04	57	2.22%	1.45%	13.50%
	2011	4	8.84	38	2.01%	1.45%	(4.23)%
	2010	4	9.23	35	1.94%	1.45%	14.21%
Fidelity VIP Freedom 2030 (Pinnacle IV)
	2014	*-	12.40	*-	1.30%	1.45%	3.23%
	2013	*-	12.01	*-	2.13%	1.45%	19.65%
	2012	*-	10.04	*-	0.05%	1.45%	13.50%
	2011	4	8.84	32	2.33%	1.45%	(4.23)%
	2010	2	9.23	21	1.83%	1.45%	14.21%
Fidelity VIP Freedom 2030 (Pinnacle Plus)
	2014	5	12.19	59	6.00%	1.67%	21.86%
Fidelity VIP Freedom 2030 (Pinnacle V)
	2014	24	12.14	293	1.36%	1.55%	3.12%
	2013	24	11.77	283	2.18%	1.55%	19.53%
	2012	25	9.85	243	1.96%	1.55%	13.39%
	2011	25	8.68	220	1.94%	1.55%	(4.33)%
	2010	24	9.08	220	1.67%	1.55%	14.10%
Fidelity VIP Growth (AnnuiChoice II)
	2014	19	17.56	340	0.00%	1.15%	9.74%
	2013	17	16.00	271	0.13%	1.15%	34.44%
	2012	12	11.90	139	0.26%	1.15%	13.08%
	2011	21	10.52	223	0.13%	1.15%	(1.18)%
	2010	23	10.65	241	0.03%	1.15%	22.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster)
	2014	46	$15.35	$713	0.00%	1.35%	9.52%
	2013	39	14.02	552	0.11%	1.35%	34.17%
	2012	48	10.45	498	0.38%	1.35%	12.85%
	2011	46	9.26	429	0.10%	1.35%	(1.38)%
	2010	75	9.39	702	0.03%	1.35%	22.19%
Fidelity VIP Growth (AdvantEdge)
	2014	7	14.31	96	0.00%	1.60%	9.24%
	2013	7	13.10	95	0.10%	1.60%	33.83%
	2012	11	9.79	105	0.58%	1.60%	12.56%
	2011	3	8.69	25	0.08%	1.60%	(1.63)%
	2010	7	8.84	59	0.05%	1.60%	21.88%
Fidelity VIP Growth (AnnuiChoice)
	2014	39	13.61	529	0.00%	1.00%	9.90%
	2013	31	12.38	389	0.11%	1.00%	34.64%
	2012	37	9.20	337	0.35%	1.00%	13.25%
	2011	65	8.12	524	0.12%	1.00%	(1.03)%
	2010	87	8.20	717	0.03%	1.00%	22.62%
Fidelity VIP Growth (GrandMaster flex3)
	2014	48	17.33	826	0.00%	1.55%	9.29%
	2013	11	15.86	169	0.10%	1.55%	33.90%
	2012	17	11.84	206	0.32%	1.55%	12.62%
	2011	25	10.51	260	0.11%	1.55%	(1.58)%
	2010	33	10.68	352	0.04%	1.55%	21.95%
Fidelity VIP Growth (IQ Advisor Standard)
	2014	*-	18.98	7	0.00%	0.60%	10.35%
	2013	*-	17.20	6	0.11%	0.60%	35.19%
	2012	*-	12.72	5	0.37%	0.60%	13.71%
	2011	*-	11.19	4	0.15%	0.60%	(0.63)%
	2010	*-	11.26	4	0.03%	0.60%	23.12%
Fidelity VIP Growth (IQ3)
	2014	61	13.74	838	0.00%	1.45%	9.40%
	2013	40	12.55	496	0.11%	1.45%	34.03%
	2012	46	9.37	435	0.34%	1.45%	12.74%
	2011	57	8.31	475	0.13%	1.45%	(1.48)%
	2010	57	8.43	478	0.03%	1.45%	22.07%
Fidelity VIP Growth (Pinnacle)
	2014	25	15.35	391	0.00%	1.35%	9.52%
	2013	15	14.02	215	0.12%	1.35%	34.17%
	2012	14	10.45	146	0.35%	1.35%	12.85%
	2011	18	9.26	162	0.10%	1.35%	(1.38)%
	2010	24	9.39	227	0.03%	1.35%	22.19%
Fidelity VIP Growth (Pinnacle IV)
	2014	71	15.24	1,081	0.00%	1.45%	9.40%
	2013	69	13.93	954	0.11%	1.45%	34.03%
	2012	78	10.39	812	0.33%	1.45%	12.74%
	2011	108	9.22	997	0.13%	1.45%	(1.48)%
	2010	117	9.36	1,091	0.03%	1.45%	22.07%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E)
	2014	1	17.86	18	0.00%	1.15%	9.74%
	2013	2	16.28	25	0.07%	1.15%	34.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Pinnacle Plus)
	2014	6	$19.39	$107	0.00%	1.67%	9.16%
	2013	6	17.76	112	0.08%	1.67%	33.73%
	2012	15	13.28	204	0.48%	1.67%	12.48%
	2011	8	11.81	97	0.11%	1.67%	(1.70)%
	2010	12	12.01	143	0.03%	1.67%	21.80%
Fidelity VIP Growth (Pinnacle V)
	2014	132	14.95	1,973	0.00%	1.55%	9.29%
	2013	111	13.67	1,518	0.13%	1.55%	33.90%
	2012	67	10.21	684	0.44%	1.55%	12.62%
	2011	43	9.07	390	0.15%	1.55%	(1.58)%
	2010	33	9.21	305	0.04%	1.55%	21.95%
Fidelity VIP High Income (AdvantEdge)
	2014	34	14.20	485	2.80%	1.60%	(0.71)%
	2013	67	14.31	960	3.77%	1.60%	4.01%
	2012	164	13.75	2,260	7.39%	1.60%	12.14%
	2011	93	12.27	1,145	8.36%	1.60%	2.06%
	2010	50	12.02	599	9.42%	1.60%	11.86%
Fidelity VIP High Income (AnnuiChoice II)
	2014	13	15.10	201	1.78%	1.15%	(0.26)%
	2013	57	15.14	869	5.93%	1.15%	4.48%
	2012	55	14.49	804	5.73%	1.15%	12.66%
	2011	60	12.86	766	6.56%	1.15%	2.53%
	2010	61	12.55	766	12.20%	1.15%	12.37%
Fidelity VIP High Income (AnnuiChoice)
	2014	22	18.19	403	4.77%	1.00%	(0.10)%
	2013	27	18.21	483	5.19%	1.00%	4.64%
	2012	36	17.40	622	6.54%	1.00%	12.83%
	2011	30	15.43	459	5.29%	1.00%	2.68%
	2010	35	15.02	526	5.27%	1.00%	12.54%
Fidelity VIP High Income (GrandMaster flex3)
	2014	27	18.95	514	0.35%	1.55%	(0.66)%
	2013	643	19.08	12,260	5.40%	1.55%	4.06%
	2012	750	18.33	13,747	5.45%	1.55%	12.20%
	2011	885	16.34	14,460	6.39%	1.55%	2.11%
	2010	1,014	16.00	16,221	11.93%	1.55%	11.91%
Fidelity VIP High Income (IQ Advisor Standard)
	2014	*-	18.02	3	5.89%	0.60%	0.30%
	2013	*-	17.96	3	11.19%	0.60%	5.06%
Fidelity VIP High Income (IQ3)
	2014	29	19.13	564	3.04%	1.45%	(0.56)%
	2013	62	19.24	1,192	4.61%	1.45%	4.17%
	2012	97	18.47	1,787	6.22%	1.45%	12.31%
	2011	90	16.45	1,474	5.49%	1.45%	2.22%
	2010	115	16.09	1,842	10.26%	1.45%	12.03%
Fidelity VIP High Income (Pinnacle)
	2014	22	16.82	372	0.53%	1.35%	(0.46)%
	2013	366	16.90	6,186	5.50%	1.35%	4.27%
	2012	411	16.21	6,668	5.50%	1.35%	12.43%
	2011	482	14.42	6,954	6.24%	1.35%	2.32%
	2010	572	14.09	8,055	12.33%	1.35%	12.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle IV)
	2014	14	$19.18	$274	2.78%	1.45%	(0.56)%
	2013	36	19.29	685	5.04%	1.45%	4.17%
	2012	48	18.52	887	5.71%	1.45%	12.31%
	2011	56	16.49	929	5.02%	1.45%	2.22%
	2010	90	16.13	1,460	8.20%	1.45%	12.03%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E)
	2014	1	12.09	12	5.07%	1.15%	(0.26)%
	2013	1	12.12	15	0.00%	1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus)
	2014	3	17.41	45	5.51%	1.67%	(0.78)%
	2013	2	17.54	42	22.34%	1.67%	3.93%
	2012	4	16.88	69	4.09%	1.67%	12.06%
	2011	8	15.06	124	7.00%	1.67%	1.99%
	2010	8	14.77	121	10.37%	1.67%	11.78%
Fidelity VIP High Income (Pinnacle V)
	2014	70	13.43	939	5.53%	1.55%	(0.66)%
	2013	74	13.52	999	5.95%	1.55%	4.06%
	2012	71	12.99	918	6.35%	1.55%	12.20%
	2011	60	11.58	694	6.81%	1.55%	2.11%
	2010	62	11.34	708	8.03%	1.55%	11.91%
Fidelity VIP II Index 500 (Pinnacle)
	2014	66	14.34	950	1.57%	1.35%	11.76%
	2013	71	12.83	915	2.16%	1.35%	30.13%
	2012	60	9.86	587	1.88%	1.35%	14.06%
	2011	65	8.64	563	1.57%	1.35%	0.41%
	2010	83	8.61	715	1.34%	1.35%	13.18%
Fidelity VIP II Index 500 (Pinnacle IV)
	2014	121	14.23	1,718	1.42%	1.45%	11.65%
	2013	150	12.74	1,907	1.86%	1.45%	30.00%
	2012	173	9.80	1,697	1.79%	1.45%	13.95%
	2011	215	8.60	1,851	1.38%	1.45%	0.31%
	2010	342	8.58	2,931	1.59%	1.45%	13.07%
Fidelity VIP II Index 500 (Pinnacle V)
	2014	411	13.85	5,694	1.73%	1.55%	11.53%
	2013	288	12.42	3,570	2.23%	1.55%	29.87%
	2012	205	9.56	1,960	2.21%	1.55%	13.83%
	2011	156	8.40	1,312	1.85%	1.55%	0.21%
	2010	140	8.38	1,174	2.01%	1.55%	12.95%
Fidelity VIP Index 500 (AdvantEdge)
	2014	85	15.54	1,325	1.47%	1.60%	11.48%
	2013	85	13.94	1,184	1.86%	1.60%	29.80%
	2012	99	10.74	1,065	1.90%	1.60%	13.77%
	2011	107	9.44	1,014	2.43%	1.60%	0.16%
	2010	48	9.42	449	3.27%	1.60%	12.90%
Fidelity VIP Index 500 (AnnuiChoice II)
	2014	132	14.56	1,926	1.56%	1.15%	11.99%
	2013	112	13.01	1,462	2.12%	1.15%	30.39%
	2012	95	9.97	945	2.23%	1.15%	14.30%
	2011	72	8.73	632	1.79%	1.15%	0.62%
	2010	72	8.67	620	1.85%	1.15%	13.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (AnnuiChoice)
	2014	72	$16.44	$1,181	1.30%	1.00%	12.16%
	2013	104	14.65	1,524	2.05%	1.00%	30.59%
	2012	95	11.22	1,069	2.05%	1.00%	14.47%
	2011	88	9.80	860	1.63%	1.00%	0.77%
	2010	104	9.73	1,015	1.62%	1.00%	13.58%
Fidelity VIP Index 500 (Grandmaster flex3)
	2014	16	14.12	231	0.66%	1.55%	11.53%
	2013	82	12.66	1,035	2.44%	1.55%	29.87%
	2012	46	9.75	452	2.60%	1.55%	13.83%
	2011	22	8.56	191	1.34%	1.55%	0.21%
	2010	37	8.54	316	1.56%	1.55%	12.95%
Fidelity VIP Index 500 (Grandmaster)
	2014	69	14.34	986	1.68%	1.35%	11.76%
	2013	56	12.83	720	1.96%	1.35%	30.13%
	2012	58	9.86	572	2.06%	1.35%	14.06%
	2011	53	8.64	455	1.36%	1.35%	0.41%
	2010	86	8.61	740	1.47%	1.35%	13.18%
Fidelity VIP Index 500 (IQ Advisor Standard)
	2014	13	15.20	191	1.41%	0.60%	12.61%
	2013	21	13.50	281	2.27%	0.60%	31.12%
	2012	15	10.29	153	1.95%	0.60%	14.93%
	2011	17	8.96	149	1.02%	0.60%	1.18%
	2010	42	8.85	370	1.73%	0.60%	14.04%
Fidelity VIP Index 500 (IQ3)
	2014	102	16.89	1,730	1.36%	1.45%	11.65%
	2013	136	15.13	2,053	2.27%	1.45%	30.00%
	2012	97	11.64	1,128	1.85%	1.45%	13.95%
	2011	110	10.21	1,126	1.64%	1.45%	0.31%
	2010	138	10.18	1,409	1.49%	1.45%	13.07%
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E)
	2014	6	17.87	114	1.51%	1.15%	11.99%
	2013	5	15.96	86	2.59%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus)
	2014	15	20.61	312	1.79%	1.67%	11.40%
	2013	14	18.50	253	1.93%	1.67%	29.71%
	2012	17	14.26	250	1.90%	1.67%	13.69%
	2011	19	12.54	239	1.66%	1.67%	0.09%
	2010	22	12.53	276	1.82%	1.67%	12.82%
Fidelity VIP Investment Grade Bond (AdvantEdge)
	2014	135	12.55	1,696	1.99%	1.60%	3.93%
	2013	137	12.07	1,650	2.41%	1.60%	(3.63)%
	2012	120	12.53	1,498	2.19%	1.60%	3.91%
	2011	117	12.06	1,409	4.07%	1.60%	5.33%
	2010	65	11.45	747	4.22%	1.60%	5.83%
Fidelity VIP Investment Grade Bond (AnnuiChoice II)
	2014	194	13.51	2,621	2.14%	1.15%	4.40%
	2013	170	12.94	2,194	2.67%	1.15%	(3.19)%
	2012	119	13.36	1,590	2.38%	1.15%	4.38%
	2011	98	12.80	1,249	3.24%	1.15%	5.81%
	2010	90	12.10	1,086	3.46%	1.15%	6.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice)
	2014	122	$17.37	$2,126	2.06%	1.00%	4.56%
	2013	121	16.61	2,011	2.15%	1.00%	(3.05)%
	2012	133	17.13	2,282	2.05%	1.00%	4.54%
	2011	154	16.39	2,531	2.75%	1.00%	5.97%
	2010	212	15.47	3,280	3.15%	1.00%	6.47%
Fidelity VIP Investment Grade Bond (GrandMaster flex3)
	2014	32	13.66	433	2.05%	1.55%	3.98%
	2013	31	13.13	409	1.70%	1.55%	(3.58)%
	2012	50	13.62	683	2.18%	1.55%	3.96%
	2011	49	13.10	648	2.70%	1.55%	5.38%
	2010	68	12.43	845	2.90%	1.55%	5.88%
Fidelity VIP Investment Grade Bond (GrandMaster)
	2014	93	12.93	1,208	2.00%	1.35%	4.19%
	2013	91	12.41	1,135	1.85%	1.35%	(3.39)%
	2012	132	12.84	1,696	2.12%	1.35%	4.17%
	2011	139	12.33	1,714	2.58%	1.35%	5.60%
	2010	200	11.67	2,340	3.29%	1.35%	6.10%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard)
	2014	11	14.91	164	1.99%	0.60%	4.98%
	2013	11	14.20	159	1.72%	0.60%	(2.65)%
	2012	18	14.59	268	2.07%	0.60%	4.97%
	2011	21	13.90	295	2.12%	0.60%	6.40%
	2010	43	13.07	557	3.02%	0.60%	6.90%
Fidelity VIP Investment Grade Bond (IQ3)
	2014	84	16.00	1,345	1.80%	1.45%	4.09%
	2013	106	15.37	1,623	2.02%	1.45%	(3.49)%
	2012	129	15.93	2,057	2.35%	1.45%	4.07%
	2011	109	15.31	1,670	2.86%	1.45%	5.49%
	2010	130	14.51	1,879	2.91%	1.45%	5.99%
Fidelity VIP Investment Grade Bond (Pinnacle)
	2014	111	13.96	1,548	1.97%	1.35%	4.19%
	2013	107	13.39	1,438	2.01%	1.35%	(3.39)%
	2012	139	13.86	1,932	2.06%	1.35%	4.17%
	2011	155	13.31	2,061	3.01%	1.35%	5.60%
	2010	167	12.60	2,104	3.00%	1.35%	6.10%
Fidelity VIP Investment Grade Bond (Pinnacle IV)
	2014	47	13.81	643	1.90%	1.45%	4.09%
	2013	52	13.26	689	1.78%	1.45%	(3.49)%
	2012	83	13.74	1,137	1.84%	1.45%	4.07%
	2011	113	13.21	1,494	1.59%	1.45%	5.49%
	2010	350	12.52	4,385	3.11%	1.45%	5.99%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E)
	2014	1	14.06	10	1.87%	1.10%	4.46%
	2013	1	13.46	10	2.19%	1.10%	(3.14)%
	2012	1	13.90	11	4.25%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E)
	2014	5	10.99	58	2.04%	1.15%	4.40%
	2013	2	10.52	22	1.88%	1.15%	(3.19)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle Plus)
	2014	20	$13.42	$271	1.83%	1.67%	3.86%
	2013	27	12.92	352	2.03%	1.67%	(3.70)%
	2012	36	13.41	480	1.97%	1.67%	3.83%
	2011	43	12.92	558	2.53%	1.67%	5.25%
	2010	64	12.27	791	3.06%	1.67%	5.75%
Fidelity VIP Investment Grade Bond (Pinnacle V)
	2014	738	12.77	9,425	2.35%	1.55%	3.98%
	2013	528	12.28	6,483	2.68%	1.55%	(3.58)%
	2012	357	12.74	4,549	2.51%	1.55%	3.96%
	2011	256	12.25	3,135	3.28%	1.55%	5.38%
	2010	222	11.63	2,576	4.06%	1.55%	5.88%
Fidelity VIP Mid Cap (AdvantEdge)
	2014	18	15.38	272	0.02%	1.60%	4.34%
	2013	28	14.74	416	5.72%	1.60%	33.70%
	2012	26	11.02	288	0.45%	1.60%	12.72%
	2011	21	9.78	209	0.02%	1.60%	(12.28)%
	2010	43	11.15	474	0.12%	1.60%	26.52%
Fidelity VIP Mid Cap (AnnuiChoice II)
	2014	49	17.61	855	0.02%	1.15%	4.81%
	2013	58	16.80	970	5.49%	1.15%	34.31%
	2012	60	12.51	751	0.41%	1.15%	13.24%
	2011	59	11.05	649	0.02%	1.15%	(11.88)%
	2010	55	12.54	689	0.14%	1.15%	27.10%
Fidelity VIP Mid Cap (AnnuiChoice)
	2014	29	33.93	988	0.02%	1.00%	4.97%
	2013	39	32.32	1,273	5.02%	1.00%	34.51%
	2012	52	24.03	1,257	0.38%	1.00%	13.41%
	2011	77	21.19	1,635	0.02%	1.00%	(11.74)%
	2010	120	24.00	2,880	0.12%	1.00%	27.29%
Fidelity VIP Mid Cap (GrandMaster flex3)
	2014	17	29.53	509	0.02%	1.55%	4.39%
	2013	23	28.29	645	5.63%	1.55%	33.77%
	2012	24	21.15	503	0.33%	1.55%	12.78%
	2011	35	18.75	661	0.02%	1.55%	(12.23)%
	2010	50	21.36	1,065	0.10%	1.55%	26.58%
Fidelity VIP Mid Cap (Grandmaster)
	2014	18	26.11	471	0.02%	1.35%	4.60%
	2013	18	24.96	460	5.52%	1.35%	34.04%
	2012	19	18.62	348	0.37%	1.35%	13.01%
	2011	23	16.48	387	0.01%	1.35%	(12.05)%
	2010	94	18.74	1,771	0.12%	1.35%	26.84%
Fidelity VIP Mid Cap (IQ Advisor Standard)
	2014	15	28.30	430	0.02%	0.60%	5.40%
	2013	8	26.85	221	8.24%	0.60%	35.06%
	2012	2	19.88	38	0.14%	0.60%	13.87%
	2011	10	17.46	180	0.02%	0.60%	(11.39)%
	2010	11	19.70	220	0.13%	0.60%	27.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (IQ Annuity)
	2014	76	$32.56	$2,467	0.02%	1.45%	4.50%
	2013	86	31.16	2,695	6.38%	1.45%	33.90%
	2012	61	23.27	1,417	0.29%	1.45%	12.89%
	2011	117	20.61	2,402	0.02%	1.45%	(12.14)%
	2010	114	23.46	2,681	0.12%	1.45%	26.71%
Fidelity VIP Mid Cap (Pinnacle)
	2014	38	15.25	576	0.02%	1.35%	4.60%
	2013	61	14.58	896	5.52%	1.35%	34.04%
	2012	62	10.88	674	0.37%	1.35%	13.01%
	2011	78	9.63	746	0.02%	1.35%	(12.05)%
	2010	85	10.95	932	0.12%	1.35%	26.84%
Fidelity VIP Mid Cap (Pinnacle IV)
	2014	82	32.06	2,639	0.02%	1.45%	4.50%
	2013	109	30.68	3,343	4.83%	1.45%	33.90%
	2012	154	22.92	3,531	0.37%	1.45%	12.89%
	2011	188	20.30	3,823	0.01%	1.45%	(12.14)%
	2010	386	23.10	8,910	0.12%	1.45%	26.71%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E)
	2014	15	14.58	212	0.02%	1.15%	4.81%
	2013	2	13.91	32	0.00%	1.15%	34.31%
Fidelity VIP Mid Cap (Pinnacle Plus)
	2014	9	30.86	265	0.01%	1.67%	4.26%
	2013	20	29.60	598	5.29%	1.67%	33.60%
	2012	25	22.16	555	0.37%	1.67%	12.64%
	2011	30	19.67	595	0.02%	1.67%	(12.34)%
	2010	51	22.44	1,155	0.12%	1.67%	26.43%
Fidelity VIP Mid Cap (Pinnacle V)
	2014	154	14.90	2,291	0.02%	1.55%	4.39%
	2013	145	14.27	2,074	5.95%	1.55%	33.77%
	2012	117	10.67	1,253	0.34%	1.55%	12.78%
	2011	170	9.46	1,604	0.02%	1.55%	(12.23)%
	2010	213	10.78	2,298	0.13%	1.55%	26.58%
Fidelity VIP Overseas (AdvantEdge)
	2014	53	9.29	492	1.11%	1.60%	(9.76)%
	2013	56	10.30	580	1.38%	1.60%	28.09%
	2012	69	8.04	551	1.78%	1.60%	18.44%
	2011	69	6.79	470	1.53%	1.60%	(18.66)%
	2010	44	8.35	369	1.54%	1.60%	11.03%
Fidelity VIP Overseas (AnnuiChoice II)
	2014	31	11.04	338	1.08%	1.15%	(9.35)%
	2013	35	12.18	428	1.37%	1.15%	28.67%
	2012	43	9.47	407	1.91%	1.15%	18.99%
	2011	37	7.96	294	1.33%	1.15%	(18.29)%
	2010	32	9.74	314	1.07%	1.15%	11.53%
Fidelity VIP Overseas (AnnuiChoice)
	2014	31	13.54	415	1.08%	1.00%	(9.21)%
	2013	28	14.91	425	1.42%	1.00%	28.87%
	2012	34	11.57	398	1.65%	1.00%	19.17%
	2011	42	9.71	409	1.07%	1.00%	(18.16)%
	2010	54	11.87	638	1.18%	1.00%	11.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster flex3)
	2014	12	$14.68	$179	1.07%	1.55%	(9.72)%
	2013	13	16.25	217	1.46%	1.55%	28.15%
	2012	14	12.68	183	1.69%	1.55%	18.50%
	2011	16	10.70	173	0.86%	1.55%	(18.62)%
	2010	29	13.15	380	1.11%	1.55%	11.08%
Fidelity VIP Overseas (GrandMaster)
	2014	51	9.11	465	0.94%	1.35%	(9.53)%
	2013	71	10.07	712	1.57%	1.35%	28.41%
	2012	64	7.84	499	1.67%	1.35%	18.75%
	2011	74	6.61	488	0.99%	1.35%	(18.45)%
	2010	107	8.10	869	1.20%	1.35%	11.31%
Fidelity VIP Overseas (IQ Advisor Standard)
	2014	*-	15.99	7	0.59%	0.60%	(8.85)%
	2013	8	17.54	142	1.35%	0.60%	29.39%
	2012	10	13.56	139	1.73%	0.60%	19.65%
	2011	11	11.33	125	1.01%	0.60%	(17.83)%
	2010	16	13.79	215	1.12%	0.60%	12.15%
Fidelity VIP Overseas (IQ3)
	2014	37	13.31	493	1.52%	1.45%	(9.63)%
	2013	39	14.72	578	1.38%	1.45%	28.28%
	2012	47	11.48	537	1.71%	1.45%	18.63%
	2011	52	9.68	506	1.19%	1.45%	(18.54)%
	2010	56	11.88	659	1.30%	1.45%	11.20%
Fidelity VIP Overseas (Pinnacle)
	2014	26	15.00	391	0.94%	1.35%	(9.53)%
	2013	34	16.58	558	1.43%	1.35%	28.41%
	2012	38	12.91	490	1.54%	1.35%	18.75%
	2011	51	10.87	556	1.10%	1.35%	(18.45)%
	2010	63	13.33	842	1.19%	1.35%	11.31%
Fidelity VIP Overseas (Pinnacle IV)
	2014	29	14.84	436	1.03%	1.45%	(9.63)%
	2013	32	16.42	532	1.28%	1.45%	28.28%
	2012	45	12.80	580	1.64%	1.45%	18.63%
	2011	57	10.79	610	1.03%	1.45%	(18.54)%
	2010	76	13.24	1,011	1.04%	1.45%	11.20%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E)
	2014	6	11.77	76	1.62%	1.15%	17.68%
Fidelity VIP Overseas (Pinnacle Plus)
	2014	9	17.94	160	0.94%	1.67%	(9.83)%
	2013	14	19.89	274	1.65%	1.67%	28.00%
	2012	11	15.54	170	1.79%	1.67%	18.36%
	2011	11	13.13	143	1.08%	1.67%	(18.72)%
	2010	14	16.15	221	1.03%	1.67%	10.95%
Fidelity VIP Overseas (Pinnacle V)
	2014	143	8.82	1,266	1.27%	1.55%	(9.72)%
	2013	114	9.77	1,119	1.54%	1.55%	28.15%
	2012	109	7.62	833	1.81%	1.55%	18.50%
	2011	106	6.43	681	1.28%	1.55%	(18.62)%
	2010	99	7.91	780	1.39%	1.55%	11.08%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (AdvantEdge)
	2014	11	$10.71	$113	2.48%	1.60%	7.08%
Fidelity VIP Target Volatility (AnnuiChoice II)
	2014	62	10.76	667	1.65%	1.15%	7.59%
Fidelity VIP Target Volatility (Pinnacle IV)
	2014	2	10.72	20	2.20%	1.45%	7.25%
Fidelity VIP Target Volatility (Pinnacle V)
	2014	20	10.71	219	1.69%	1.55%	7.13%
Non-Affiliated Class 1:
Franklin Growth and Income VIP Fund (Pinnacle)
	2014	143	20.87	2,985	2.57%	1.35%	7.92%
	2013	165	19.34	3,186	2.77%	1.35%	28.21%
	2012	183	15.09	2,764	3.27%	1.35%	11.01%
	2011	227	13.59	3,082	3.89%	1.35%	1.26%
	2010	261	13.42	3,506	3.81%	1.35%	15.36%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	21.02	7	2.58%	1.10%	8.19%
	2013	*-	19.43	7	2.76%	1.10%	28.53%
	2012	*-	15.12	5	5.96%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle)
	2014	289	23.43	6,775	5.06%	1.35%	3.51%
	2013	337	22.63	7,632	6.35%	1.35%	12.64%
	2012	385	20.09	7,727	6.46%	1.35%	11.38%
	2011	479	18.04	8,638	6.05%	1.35%	1.33%
	2010	571	17.80	10,167	6.73%	1.35%	11.34%
Franklin Income VIP Fund (Pinnacle II Reduced M&E)
	2014	13	23.60	317	5.06%	1.10%	3.77%
	2013	13	22.74	306	7.42%	1.10%	12.93%
	2012	18	20.14	365	12.75%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice)
	2014	5	28.96	157	0.81%	1.00%	13.96%
	2013	6	25.41	156	1.05%	1.00%	30.98%
	2012	6	19.40	123	1.14%	1.00%	19.17%
	2011	10	16.28	166	1.36%	1.00%	1.14%
	2010	12	16.10	194	1.20%	1.00%	22.22%
JP Morgan IT Mid Cap Value (Grandmaster)
	2014	3	28.38	85	0.78%	1.35%	13.55%
	2013	3	24.99	75	0.94%	1.35%	30.52%
	2012	4	19.15	71	1.12%	1.35%	18.74%
	2011	4	16.13	66	1.36%	1.35%	0.79%
	2010	4	16.00	71	1.17%	1.35%	21.79%
JP Morgan IT Mid Cap Value (GrandMaster flex3)
	2014	5	28.06	131	0.85%	1.55%	13.32%
	2013	6	24.76	141	1.12%	1.55%	30.25%
	2012	7	19.01	128	1.15%	1.55%	18.50%
	2011	8	16.04	130	1.25%	1.55%	0.58%
	2010	13	15.95	200	1.34%	1.55%	21.54%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (IQ3)
	2014	3	$28.22	$79	0.78%	1.45%	13.44%
	2013	3	24.88	75	1.04%	1.45%	30.38%
	2012	3	19.08	59	1.07%	1.45%	18.62%
	2011	3	16.08	55	1.33%	1.45%	0.68%
	2010	4	15.97	63	1.14%	1.45%	21.67%
JP Morgan IT Mid Cap Value (Pinnacle)
	2014	3	28.38	86	0.74%	1.35%	13.55%
	2013	4	24.99	88	1.05%	1.35%	30.52%
	2012	4	19.15	77	1.06%	1.35%	18.74%
	2011	4	16.13	72	1.37%	1.35%	0.79%
	2010	5	16.00	84	1.18%	1.35%	21.79%
JP Morgan IT Mid Cap Value (Pinnacle IV)
	2014	11	28.22	301	0.78%	1.45%	13.44%
	2013	12	24.88	288	0.85%	1.45%	30.39%
	2012	21	19.08	403	1.19%	1.45%	18.62%
	2011	27	16.08	438	1.32%	1.45%	0.68%
	2010	29	15.97	467	1.20%	1.45%	21.67%
JP Morgan IT Mid Cap Value (Pinnacle Plus)
	2014	*-	27.86	10	0.83%	1.67%	13.19%
	2013	3	24.62	70	1.15%	1.67%	30.09%
	2012	4	18.92	70	1.06%	1.67%	18.36%
	2011	4	15.99	67	1.43%	1.67%	0.46%
	2010	5	15.91	82	1.92%	1.67%	21.40%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E)
	2014	3	19.29	49	0.73%	1.15%	13.78%
	2013	1	16.96	11	0.00%	1.15%	30.78%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2014	2	24.33	46	5.62%	1.00%	1.90%
	2013	2	23.88	55	4.29%	1.00%	(9.66)%
	2012	3	26.43	72	2.53%	1.00%	16.78%
	2011	4	22.64	80	3.56%	1.00%	5.97%
	2010	6	21.36	119	5.87%	1.00%	8.65%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2014	*-	14.78	1	5.41%	1.15%	1.74%
	2013	*-	14.53	1	1.63%	1.15%	(9.80)%
	2012	*-	16.11	6	2.30%	1.15%	16.60%
	2011	1	13.82	8	3.58%	1.15%	5.81%
	2010	1	13.06	8	4.73%	1.15%	8.48%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3)
	2014	1	22.63	34	5.46%	1.55%	1.33%
	2013	1	22.33	33	4.03%	1.55%	(10.16)%
	2012	1	24.86	37	2.26%	1.55%	16.13%
	2011	2	21.41	50	4.11%	1.55%	5.38%
	2010	4	20.31	75	4.08%	1.55%	8.05%
Morgan Stanley UIF Emerging Markets Debt (IQ3)
	2014	4	23.03	95	5.45%	1.45%	1.44%
	2013	5	22.71	106	4.02%	1.45%	(10.07)%
	2012	5	25.25	133	2.67%	1.45%	16.24%
	2011	7	21.72	147	3.54%	1.45%	5.49%
	2010	8	20.59	162	4.11%	1.45%	8.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle)
	2014	18	$24.42	$445	6.07%	1.35%	1.54%
	2013	19	24.05	449	4.58%	1.35%	(9.98)%
	2012	26	26.72	703	2.65%	1.35%	16.36%
	2011	34	22.96	782	3.22%	1.35%	5.59%
	2010	35	21.75	757	2.25%	1.35%	8.26%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E)
	2014	1	24.60	35	5.46%	1.10%	1.80%
	2013	1	24.17	35	4.03%	1.10%	(9.75)%
	2012	1	26.78	38	5.29%	1.10%	12.76%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2014	7	25.70	173	5.54%	1.45%	1.44%
	2013	9	25.33	228	3.91%	1.45%	(10.07)%
	2012	11	28.17	305	2.93%	1.45%	16.24%
	2011	13	24.24	315	3.58%	1.45%	5.49%
	2010	16	22.98	374	4.12%	1.45%	8.16%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2014	9	34.28	294	1.43%	1.00%	28.43%
	2013	9	26.69	250	1.12%	1.00%	1.03%
	2012	10	26.42	261	0.81%	1.00%	14.67%
	2011	14	23.04	313	0.71%	1.00%	4.86%
	2010	21	21.97	466	2.22%	1.00%	28.66%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2014	6	14.44	85	1.36%	1.15%	28.23%
	2013	7	11.26	83	1.14%	1.15%	0.88%
	2012	8	11.16	85	0.86%	1.15%	14.50%
	2011	8	9.75	79	0.85%	1.15%	4.71%
	2010	8	9.31	77	2.15%	1.15%	28.47%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3)
	2014	4	32.34	123	1.43%	1.55%	27.71%
	2013	4	25.32	107	1.12%	1.55%	0.47%
	2012	4	25.20	108	0.81%	1.55%	14.03%
	2011	6	22.10	122	0.83%	1.55%	4.28%
	2010	7	21.19	139	2.08%	1.55%	27.95%
Morgan Stanley UIF U.S. Real Estate (IQ3)
	2014	15	31.87	486	1.43%	1.45%	27.84%
	2013	16	24.93	408	1.11%	1.45%	0.57%
	2012	18	24.78	449	0.89%	1.45%	14.15%
	2011	20	21.71	434	0.85%	1.45%	4.39%
	2010	21	20.80	443	2.09%	1.45%	28.08%
Morgan Stanley UIF U.S. Real Estate (Pinnacle)
	2014	34	42.16	1,415	1.40%	1.35%	27.97%
	2013	39	32.94	1,271	1.16%	1.35%	0.68%
	2012	42	32.72	1,375	0.85%	1.35%	14.27%
	2011	45	28.64	1,283	0.84%	1.35%	4.49%
	2010	55	27.41	1,518	2.15%	1.35%	28.21%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2014	22	$35.48	$784	1.43%	1.45%	27.84%
	2013	28	27.75	766	1.06%	1.45%	0.58%
	2012	35	27.59	967	0.89%	1.45%	14.15%
	2011	43	24.17	1,050	0.81%	1.45%	4.39%
	2010	54	23.16	1,259	2.18%	1.45%	28.08%
Non-Affiliated Class 2:
Franklin Growth and Income VIP Fund (AdvantEdge)
	2014	3	14.59	41	2.40%	1.60%	7.39%
	2013	3	13.59	40	4.98%	1.60%	27.53%
	2012	2	10.65	24	2.08%	1.60%	10.43%
	2011	9	9.65	83	2.24%	1.60%	0.77%
	2010	4	9.57	37	3.60%	1.60%	14.82%
Franklin Growth and Income VIP Fund (AnnuiChoice)
	2014	67	21.14	1,410	2.41%	1.00%	8.05%
	2013	82	19.57	1,608	2.42%	1.00%	28.31%
	2012	83	15.25	1,269	2.92%	1.00%	11.10%
	2011	102	13.73	1,399	3.55%	1.00%	1.38%
	2010	109	13.54	1,481	3.66%	1.00%	15.51%
Franklin Growth and Income VIP Fund (AnnuiChoice II)
	2014	24	14.83	351	2.48%	1.15%	7.88%
	2013	30	13.74	413	2.01%	1.15%	28.12%
	2012	18	10.73	190	3.07%	1.15%	10.94%
	2011	19	9.67	186	3.97%	1.15%	1.23%
	2010	14	9.55	132	3.92%	1.15%	15.34%
Franklin Growth and Income VIP Fund (Grandmaster)
	2014	29	20.27	598	2.26%	1.35%	7.66%
	2013	39	18.82	732	2.63%	1.35%	27.86%
	2012	37	14.72	544	2.61%	1.35%	10.71%
	2011	41	13.30	544	3.91%	1.35%	1.03%
	2010	49	13.16	651	3.59%	1.35%	15.11%
Franklin Growth and Income VIP Fund (GrandMaster flex3)
	2014	33	19.78	655	2.54%	1.55%	7.45%
	2013	40	18.41	731	2.90%	1.55%	27.60%
	2012	31	14.43	454	2.78%	1.55%	10.48%
	2011	44	13.06	580	3.70%	1.55%	0.82%
	2010	55	12.95	709	3.64%	1.55%	14.87%
Franklin Growth and Income VIP Fund (IQ Annuity)
	2014	79	20.02	1,592	2.45%	1.45%	7.55%
	2013	91	18.61	1,695	2.66%	1.45%	27.73%
	2012	104	14.57	1,521	3.08%	1.45%	10.60%
	2011	133	13.18	1,750	3.61%	1.45%	0.93%
	2010	167	13.06	2,174	3.65%	1.45%	14.99%
Franklin Growth and Income VIP Fund (Pinnacle)
	2014	69	12.72	877	2.39%	1.35%	7.66%
	2013	93	11.81	1,096	2.66%	1.35%	27.86%
	2012	83	9.24	769	2.62%	1.35%	10.71%
	2011	107	8.34	895	3.55%	1.35%	1.03%
	2010	120	8.26	991	3.58%	1.35%	15.11%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	$12.81	*-	0.02%	1.10%	7.94%
	2013	4	11.87	42	2.57%	1.10%	28.18%
	2012	4	9.26	33	5.56%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle IV)
	2014	71	20.02	1,427	2.39%	1.45%	7.55%
	2013	84	18.61	1,559	2.61%	1.45%	27.73%
	2012	101	14.57	1,473	3.08%	1.45%	10.60%
	2011	144	13.18	1,904	3.75%	1.45%	0.93%
	2010	198	13.06	2,582	3.62%	1.45%	14.99%
Franklin Growth and Income VIP Fund (Pinnacle Plus)
	2014	15	18.90	287	2.17%	1.67%	7.31%
	2013	34	17.61	607	3.52%	1.67%	27.44%
	2012	66	13.82	911	2.94%	1.67%	10.35%
	2011	72	12.52	905	2.05%	1.67%	0.70%
	2010	35	12.44	433	3.49%	1.67%	14.73%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E)
	2014	10	16.61	173	1.39%	1.15%	7.88%
	2013	38	15.39	585	0.00%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle V)
	2014	114	12.24	1,401	2.38%	1.55%	7.45%
	2013	109	11.39	1,236	2.28%	1.55%	27.60%
	2012	75	8.93	672	3.67%	1.55%	10.48%
	2011	79	8.08	639	3.30%	1.55%	0.82%
	2010	63	8.02	507	3.83%	1.55%	14.87%
Franklin Income VIP Fund (AdvantEdge)
	2014	33	13.76	453	4.97%	1.60%	2.94%
	2013	33	13.37	445	8.26%	1.60%	12.12%
	2012	42	11.92	500	4.76%	1.60%	10.84%
	2011	41	10.75	440	7.19%	1.60%	0.75%
	2010	19	10.67	201	6.45%	1.60%	10.87%
Franklin Income VIP Fund (AnnuiChoice)
	2014	75	23.72	1,784	5.02%	1.00%	3.57%
	2013	93	22.90	2,120	6.34%	1.00%	12.80%
	2012	120	20.30	2,432	6.44%	1.00%	11.52%
	2011	143	18.20	2,606	5.60%	1.00%	1.36%
	2010	160	17.96	2,873	6.56%	1.00%	11.55%
Franklin Income VIP Fund (AnnuiChoice II)
	2014	178	14.87	2,650	3.62%	1.15%	3.41%
	2013	93	14.38	1,344	6.18%	1.15%	12.63%
	2012	88	12.77	1,118	6.22%	1.15%	11.35%
	2011	88	11.47	1,005	5.84%	1.15%	1.21%
	2010	84	11.33	954	6.70%	1.15%	11.38%
Franklin Income VIP Fund (Grandmaster)
	2014	116	22.73	2,646	4.99%	1.35%	3.20%
	2013	126	22.02	2,769	6.55%	1.35%	12.40%
	2012	141	19.59	2,772	6.77%	1.35%	11.13%
	2011	156	17.63	2,747	5.21%	1.35%	1.01%
	2010	164	17.46	2,867	6.65%	1.35%	11.15%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (GrandMaster flex3)
	2014	110	$22.18	$2,447	4.92%	1.55%	3.00%
	2013	122	21.54	2,623	5.78%	1.55%	12.18%
	2012	151	19.20	2,898	6.58%	1.55%	10.90%
	2011	166	17.31	2,867	5.75%	1.55%	0.80%
	2010	183	17.18	3,149	6.78%	1.55%	10.93%
Franklin Income VIP Fund (IQ Advisor Standard)
	2014	13	19.35	248	5.15%	0.60%	3.99%
	2013	*-	18.60	3	7.80%	0.60%	13.26%
	2012	*-	16.43	2	0.08%	0.60%	11.97%
	2011	7	14.67	100	5.78%	0.60%	1.77%
	2010	7	14.41	98	11.69%	0.60%	12.00%
Franklin Income VIP Fund (IQ Annuity)
	2014	105	22.46	2,352	5.11%	1.45%	3.10%
	2013	122	21.78	2,660	6.47%	1.45%	12.29%
	2012	135	19.40	2,622	6.39%	1.45%	11.01%
	2011	157	17.47	2,738	6.04%	1.45%	0.90%
	2010	192	17.32	3,319	6.55%	1.45%	11.04%
Franklin Income VIP Fund (Pinnacle IV)
	2014	265	22.46	5,953	4.99%	1.45%	3.10%
	2013	301	21.78	6,565	6.47%	1.45%	12.29%
	2012	377	19.40	7,311	6.76%	1.45%	11.01%
	2011	439	17.47	7,664	5.46%	1.45%	0.90%
	2010	478	17.32	8,278	6.64%	1.45%	11.04%
Franklin Income VIP Fund (Pinnacle Plus)
	2014	46	19.49	901	5.09%	1.67%	2.87%
	2013	62	18.95	1,168	7.72%	1.67%	12.04%
	2012	101	16.91	1,710	5.96%	1.67%	10.76%
	2011	113	15.27	1,728	5.64%	1.67%	0.68%
	2010	118	15.17	1,786	6.45%	1.67%	10.79%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E)
	2014	22	13.49	300	4.86%	1.15%	3.41%
	2013	18	13.05	237	2.20%	1.15%	12.63%
	2012	4	11.58	46	0.00%	1.15%	11.35%
	2011	*-	10.40	*-	4.65%	1.15%	1.21%
	2010	1	10.28	6	0.00%	1.15%	2.78%
Franklin Income VIP Fund (Pinnacle V)
	2014	845	12.66	10,699	4.93%	1.55%	3.00%
	2013	718	12.29	8,831	5.48%	1.55%	12.18%
	2012	463	10.96	5,078	6.34%	1.55%	10.90%
	2011	404	9.88	3,996	5.20%	1.55%	0.80%
	2010	270	9.80	2,647	6.65%	1.55%	10.93%
Franklin Large Cap Growth VIP Fund (AdvantEdge)
	2014	76	14.63	1,109	1.09%	1.60%	10.66%
	2013	81	13.22	1,070	1.13%	1.60%	26.58%
	2012	100	10.44	1,046	0.87%	1.60%	10.57%
	2011	95	9.44	894	0.72%	1.60%	(3.08)%
	2010	44	9.74	431	0.19%	1.60%	9.81%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (AnnuiChoice)
	2014	6	$20.85	$117	1.12%	1.00%	11.34%
	2013	6	18.72	115	1.05%	1.00%	27.35%
	2012	6	14.70	93	0.61%	1.00%	11.24%
	2011	12	13.22	161	0.84%	1.00%	(2.49)%
	2010	21	13.55	289	0.86%	1.00%	10.47%
Franklin Large Cap Growth VIP Fund (AnnuiChoice II)
	2014	32	15.89	514	1.09%	1.15%	11.17%
	2013	35	14.30	498	1.07%	1.15%	27.16%
	2012	38	11.24	422	0.83%	1.15%	11.07%
	2011	40	10.12	403	0.73%	1.15%	(2.64)%
	2010	34	10.40	350	0.78%	1.15%	10.31%
Franklin Large Cap Growth VIP Fund (Grandmaster)
	2014	2	19.98	43	0.95%	1.35%	10.94%
	2013	6	18.01	110	0.53%	1.35%	26.90%
	2012	2	14.19	32	0.68%	1.35%	10.85%
	2011	2	12.80	31	0.78%	1.35%	(2.83)%
	2010	5	13.18	64	0.76%	1.35%	10.08%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3)
	2014	6	19.50	122	1.07%	1.55%	10.72%
	2013	7	17.61	121	1.04%	1.55%	26.64%
	2012	7	13.91	97	0.87%	1.55%	10.62%
	2011	7	12.57	94	0.63%	1.55%	(3.03)%
	2010	11	12.96	142	0.78%	1.55%	9.86%
Franklin Large Cap Growth VIP Fund (IQ Advisor Standard)
	2014	1	17.96	19	1.08%	0.60%	11.79%
	2013	1	16.06	17	1.04%	0.60%	27.86%
	2012	1	12.56	13	0.84%	0.60%	11.69%
	2011	1	11.25	12	0.66%	0.60%	(2.10)%
	2010	1	11.49	12	0.83%	0.60%	10.92%
Franklin Large Cap Growth VIP Fund (IQ Annuity)
	2014	8	19.74	149	1.03%	1.45%	10.83%
	2013	6	17.81	99	1.05%	1.45%	26.77%
	2012	7	14.05	92	0.69%	1.45%	10.74%
	2011	10	12.69	124	0.73%	1.45%	(2.93)%
	2010	14	13.07	184	0.82%	1.45%	9.97%
Franklin Large Cap Growth VIP Fund (Pinnacle)
	2014	5	19.98	90	0.82%	1.35%	10.94%
	2013	6	18.01	114	0.67%	1.35%	26.90%
	2012	4	14.19	57	0.77%	1.35%	10.85%
	2011	5	12.80	66	0.64%	1.35%	(2.83)%
	2010	9	13.18	118	0.91%	1.35%	10.08%
Franklin Large Cap Growth VIP Fund (Pinnacle IV)
	2014	42	19.74	839	0.98%	1.45%	10.83%
	2013	26	17.81	463	1.07%	1.45%	26.77%
	2012	29	14.05	409	0.87%	1.45%	10.74%
	2011	34	12.69	427	0.70%	1.45%	(2.93)%
	2010	63	13.07	828	0.88%	1.45%	9.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle Plus)
	2014	15	$17.64	$271	1.12%	1.67%	10.58%
	2013	22	15.95	356	1.00%	1.67%	26.49%
	2012	21	12.61	265	0.91%	1.67%	10.49%
	2011	22	11.41	249	0.82%	1.67%	(3.15)%
	2010	40	11.79	471	0.73%	1.67%	9.73%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E)
	2014	3	16.13	48	0.50%	1.15%	11.17%
	2013	1	14.51	14	0.00%	1.15%	27.16%
Franklin Large Cap Growth VIP Fund (Pinnacle V)
	2014	92	13.03	1,203	1.09%	1.55%	10.72%
	2013	92	11.77	1,087	1.00%	1.55%	26.64%
	2012	98	9.29	915	0.83%	1.55%	10.62%
	2011	99	8.40	833	0.60%	1.55%	(3.03)%
	2010	74	8.66	639	0.67%	1.55%	9.86%
Franklin Mutual Shares VIP Fund (AdvantEdge)
	2014	154	13.14	2,026	2.01%	1.60%	5.41%
	2013	163	12.46	2,033	2.39%	1.60%	26.21%
	2012	216	9.87	2,130	2.20%	1.60%	12.41%
	2011	193	8.78	1,697	2.95%	1.60%	(2.62)%
	2010	110	9.02	995	1.87%	1.60%	9.42%
Franklin Mutual Shares VIP Fund (AnnuiChoice)
	2014	36	22.74	814	1.86%	1.00%	6.05%
	2013	48	21.44	1,019	2.14%	1.00%	26.98%
	2012	56	16.88	941	2.08%	1.00%	13.10%
	2011	71	14.93	1,060	2.31%	1.00%	(2.03)%
	2010	78	15.24	1,190	1.51%	1.00%	10.08%
Franklin Mutual Shares VIP Fund (AnnuiChoice II)
	2014	177	13.95	2,476	2.03%	1.15%	5.89%
	2013	168	13.17	2,218	2.18%	1.15%	26.79%
	2012	133	10.39	1,380	2.17%	1.15%	12.92%
	2011	120	9.20	1,101	2.45%	1.15%	(2.18)%
	2010	111	9.41	1,043	1.63%	1.15%	9.92%
Franklin Mutual Shares VIP Fund (GrandMaster flex3)
	2014	47	21.27	998	1.89%	1.55%	5.46%
	2013	56	20.17	1,129	2.03%	1.55%	26.28%
	2012	63	15.97	1,001	2.04%	1.55%	12.47%
	2011	93	14.20	1,322	2.18%	1.55%	(2.57)%
	2010	122	14.58	1,781	1.58%	1.55%	9.47%
Franklin Mutual Shares VIP Fund (IQ Annuity)
	2014	31	21.53	667	1.99%	1.45%	5.57%
	2013	36	20.39	728	2.10%	1.45%	26.40%
	2012	39	16.13	630	1.95%	1.45%	12.58%
	2011	50	14.33	713	2.25%	1.45%	(2.47)%
	2010	64	14.69	935	1.49%	1.45%	9.58%
Franklin Mutual Shares VIP Fund (Pinnacle)
	2014	40	21.79	880	1.96%	1.35%	5.68%
	2013	50	20.62	1,038	1.90%	1.35%	26.53%
	2012	66	16.30	1,077	1.91%	1.35%	12.69%
	2011	85	14.46	1,223	2.30%	1.35%	(2.37)%
	2010	102	14.81	1,505	1.57%	1.35%	9.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E)
	2014	*-	$21.95	$9	2.00%	1.10%	5.94%
	2013	*-	20.72	10	2.11%	1.10%	26.85%
	2012	1	16.33	8	4.07%	1.10%	6.04%
Franklin Mutual Shares VIP Fund (Pinnacle IV)
	2014	192	21.53	4,131	1.97%	1.45%	5.57%
	2013	223	20.39	4,538	2.10%	1.45%	26.40%
	2012	262	16.13	4,232	2.12%	1.45%	12.58%
	2011	281	14.33	4,030	2.49%	1.45%	(2.47)%
	2010	174	14.69	2,561	1.54%	1.45%	9.58%
Franklin Mutual Shares VIP Fund (Pinnacle Plus)
	2014	35	19.35	670	1.86%	1.67%	5.33%
	2013	53	18.37	964	2.13%	1.67%	26.12%
	2012	68	14.56	988	2.16%	1.67%	12.33%
	2011	73	12.97	943	2.29%	1.67%	(2.69)%
	2010	72	13.32	962	1.60%	1.67%	9.34%
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E)
	2014	15	15.36	226	2.35%	1.15%	5.89%
	2013	2	14.51	28	1.92%	1.15%	26.79%
	2012	2	11.44	19	0.00%	1.15%	12.92%
Franklin Mutual Shares VIP Fund (Pinnacle V)
	2014	972	11.56	11,241	2.17%	1.55%	5.46%
	2013	760	10.96	8,335	2.20%	1.55%	26.28%
	2012	517	8.68	4,492	2.17%	1.55%	12.47%
	2011	419	7.72	3,236	2.59%	1.55%	(2.57)%
	2010	194	7.92	1,536	1.81%	1.55%	9.47%
Franklin Mutual Shares VIP Fund(Grandmaster)
	2014	77	21.79	1,675	2.00%	1.35%	5.68%
	2013	87	20.62	1,785	2.12%	1.35%	26.53%
	2012	90	16.30	1,471	2.12%	1.35%	12.69%
	2011	105	14.46	1,518	2.68%	1.35%	(2.37)%
	2010	52	14.81	771	1.55%	1.35%	9.70%
Franklin Small Cap Value VIP Fund (AdvantEdge)
	2014	7	16.17	107	0.71%	1.60%	(1.04)%
	2013	12	16.34	188	1.22%	1.60%	34.06%
	2012	7	12.19	84	0.51%	1.60%	16.49%
	2011	7	10.47	73	0.41%	1.60%	(5.30)%
	2010	25	11.05	273	0.32%	1.60%	26.17%
Franklin Small Cap Value VIP Fund (Annuichoice)
	2014	4	14.37	56	0.68%	1.00%	(0.43)%
	2013	5	14.43	74	1.73%	1.00%	34.88%
	2012	6	10.70	64	0.86%	1.00%	17.20%
	2011	12	9.13	108	0.60%	1.00%	(4.72)%
	2010	15	9.58	141	0.49%	1.00%	26.94%
Franklin Small Cap Value VIP Fund (Annuichoice II)
	2014	19	14.21	273	0.62%	1.15%	(0.58)%
	2013	20	14.29	285	1.07%	1.15%	34.67%
	2012	15	10.61	161	0.77%	1.15%	17.02%
	2011	15	9.07	137	0.87%	1.15%	(4.86)%
	2010	15	9.53	140	0.84%	1.15%	26.75%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Grandmaster)
	2014	3	$13.99	$43	0.55%	1.35%	(0.79)%
	2013	5	14.10	65	1.71%	1.35%	34.40%
	2012	9	10.49	97	1.08%	1.35%	16.78%
	2011	14	8.98	126	0.71%	1.35%	(5.06)%
	2010	14	9.46	133	0.73%	1.35%	26.49%
Franklin Small Cap Value VIP Fund (Grandmaster flex3)
	2014	4	13.77	50	0.66%	1.55%	(0.99)%
	2013	5	13.91	65	1.54%	1.55%	34.13%
	2012	5	10.37	54	0.30%	1.55%	16.55%
	2011	10	8.90	93	0.96%	1.55%	(5.25)%
	2010	8	9.39	73	0.58%	1.55%	26.24%
Franklin Small Cap Value VIP Fund (IQ Advisor Standard)
	2014	4	14.82	63	0.64%	0.60%	48.24%
	2011	*-	9.31	*-	0.00%	0.60%	(4.34)%
	2010	5	9.73	46	0.75%	0.60%	27.45%
Franklin Small Cap Value VIP Fund (IQ Annuuity)
	2014	4	13.88	62	0.55%	1.45%	(0.89)%
	2013	6	14.00	85	1.24%	1.45%	34.27%
	2012	8	10.43	85	0.76%	1.45%	16.66%
	2011	9	8.94	83	0.73%	1.45%	(5.15)%
	2010	9	9.42	85	0.84%	1.45%	26.37%
Franklin Small Cap Value VIP Fund (Pinnacle Plus)
	2014	1	13.64	20	0.83%	1.67%	(1.11)%
	2013	13	13.79	174	2.01%	1.67%	33.97%
	2012	10	10.30	105	0.68%	1.67%	16.40%
	2011	17	8.85	154	0.66%	1.67%	(5.36)%
	2010	19	9.35	177	0.70%	1.67%	26.08%
Franklin Small Cap Value VIP Fund (Pinnacle)
	2014	9	13.99	128	0.19%	1.35%	(0.79)%
	2013	17	14.10	237	1.41%	1.35%	34.40%
	2012	17	10.49	174	0.42%	1.35%	16.78%
	2011	15	8.98	134	0.49%	1.35%	(5.06)%
	2010	8	9.46	79	0.75%	1.35%	26.49%
Franklin Small Cap Value VIP Fund (Pinnacle IV)
	2014	2	13.88	33	0.67%	1.45%	(0.89)%
	2013	5	14.00	73	1.30%	1.45%	34.27%
	2012	5	10.43	57	0.62%	1.45%	16.66%
	2011	11	8.94	97	0.45%	1.45%	(5.15)%
	2010	28	9.42	263	1.04%	1.45%	26.37%
Franklin Small Cap Value VIP Fund (Pinnacle V)
	2014	71	13.74	977	0.56%	1.55%	(0.99)%
	2013	53	13.87	735	1.28%	1.55%	34.13%
	2012	43	10.34	449	0.80%	1.55%	16.55%
	2011	34	8.87	298	0.55%	1.55%	(5.25)%
	2010	24	9.37	225	0.80%	1.55%	26.24%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (AdvantEdge)
	2014	*-	$16.16	$4	0.00%	1.60%	6.44%
	2013	1	15.18	18	0.05%	1.60%	37.56%
	2012	2	11.04	19	0.00%	1.60%	11.58%
	2011	2	9.89	17	0.00%	1.60%	(7.88)%
	2010	2	10.74	18	0.00%	1.60%	17.66%
Invesco VI American Franchise (AnnuiChoice)
	2014	*-	23.85	7	0.00%	1.00%	7.09%
	2013	1	22.27	27	0.24%	1.00%	38.40%
	2012	1	16.09	20	0.00%	1.00%	12.26%
	2011	1	14.34	21	0.00%	1.00%	(7.32)%
	2010	2	15.47	31	0.00%	1.00%	18.37%
Invesco VI American Franchise (AnnuiChoice II)
	2014	5	18.55	86	0.00%	1.15%	6.93%
	2013	5	17.34	82	0.24%	1.15%	38.19%
	2012	5	12.55	61	0.00%	1.15%	12.09%
	2011	5	11.20	55	0.00%	1.15%	(7.46)%
	2010	5	12.10	59	0.00%	1.15%	18.19%
Invesco VI American Franchise (Grandmaster)
	2014	*-	22.86	4	0.00%	1.35%	6.71%
	2013	*-	21.42	3	0.22%	1.35%	37.91%
	2012	*-	15.53	3	0.00%	1.35%	11.86%
	2011	*-	13.89	2	0.00%	1.35%	(7.65)%
	2010	4	15.04	63	0.00%	1.35%	17.95%
Invesco VI American Franchise (GrandMaster flex3)
	2014	4	22.31	79	0.00%	1.55%	6.49%
	2013	3	20.95	72	0.24%	1.55%	37.63%
	2012	3	15.22	50	0.00%	1.55%	11.63%
	2011	3	13.64	44	0.00%	1.55%	(7.84)%
	2010	3	14.80	48	0.00%	1.55%	17.71%
Invesco VI American Franchise (IQ Advisor Standard)
	2014	*-	20.36	4	0.00%	0.60%	7.52%
	2013	*-	18.93	4	0.40%	0.60%	38.96%
Invesco VI American Franchise (IQ Annuity)
	2014	14	22.58	309	0.00%	1.45%	6.60%
	2013	15	21.18	321	0.24%	1.45%	37.77%
	2012	15	15.38	238	0.00%	1.45%	11.75%
	2011	17	13.76	238	0.00%	1.45%	(7.74)%
	2010	19	14.92	289	0.00%	1.45%	17.83%
Invesco VI American Franchise (Pinnacle)
	2014	3	22.86	65	0.00%	1.35%	6.71%
	2013	5	21.42	116	0.31%	1.35%	37.91%
	2012	4	15.53	57	0.00%	1.35%	11.86%
	2011	4	13.89	53	0.00%	1.35%	(7.65)%
	2010	5	15.04	68	0.00%	1.35%	17.95%
Invesco VI American Franchise (Pinnacle IV)
	2014	7	22.58	155	0.00%	1.45%	6.60%
	2013	31	21.19	666	0.11%	1.45%	37.77%
	2012	11	15.38	176	0.00%	1.45%	11.75%
	2011	17	13.76	232	0.00%	1.45%	(7.74)%
	2010	16	14.92	238	0.00%	1.45%	17.83%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle Plus)
	2014	1	$19.58	$29	0.00%	1.67%	6.36%
	2013	2	18.41	37	0.21%	1.67%	37.46%
	2012	3	13.39	38	0.00%	1.67%	11.50%
	2011	4	12.01	43	0.00%	1.67%	(7.95)%
	2010	4	13.05	54	0.00%	1.67%	17.57%
Invesco VI American Franchise (Pinnacle V)
	2014	57	15.56	881	0.00%	1.55%	6.49%
	2013	41	14.61	592	0.24%	1.55%	37.63%
	2012	33	10.61	345	0.00%	1.55%	11.63%
	2011	23	9.51	222	0.00%	1.55%	(7.84)%
	2010	19	10.32	197	0.00%	1.55%	17.71%
Invesco VI American Value (AdvantEdge)
	2014	23	16.28	378	0.19%	1.60%	7.73%
	2013	26	15.11	395	0.79%	1.60%	31.79%
	2012	7	11.47	77	0.69%	1.60%	15.19%
	2011	6	9.95	63	0.23%	1.60%	(0.78)%
	2010	29	10.03	288	0.89%	1.60%	20.23%
Invesco VI American Value (AnnuiChoice)
	2014	1	16.94	22	0.19%	1.00%	8.38%
	2013	1	15.63	22	0.68%	1.00%	32.59%
	2012	1	11.79	10	0.38%	1.00%	15.90%
	2011	2	10.17	22	0.54%	1.00%	(0.18)%
	2010	3	10.19	30	1.18%	1.00%	20.96%
Invesco VI American Value (AnnuiChoice II)
	2014	21	16.77	359	0.21%	1.15%	8.22%
	2013	18	15.50	282	0.55%	1.15%	32.39%
	2012	14	11.70	169	0.67%	1.15%	15.72%
	2011	14	10.11	138	0.59%	1.15%	(0.33)%
	2010	16	10.15	158	0.86%	1.15%	20.78%
Invesco VI American Value (Grandmaster)
	2014	5	16.54	80	0.27%	1.35%	8.00%
	2013	7	15.32	106	0.50%	1.35%	32.13%
	2012	5	11.59	56	0.69%	1.35%	15.49%
	2011	4	10.04	39	0.60%	1.35%	(0.53)%
	2010	4	10.09	45	0.93%	1.35%	20.53%
Invesco VI American Value (Grandmaster flex3)
	2014	1	16.32	11	0.22%	1.55%	7.78%
	2013	*-	15.14	7	0.72%	1.55%	31.86%
	2012	1	11.48	16	1.03%	1.55%	15.25%
	2011	*-	9.96	2	0.00%	1.55%	(0.73)%
	2010	3	10.04	28	0.00%	1.55%	20.29%
Invesco VI American Value (IQ Annuity)
	2014	6	16.43	92	0.20%	1.45%	7.89%
	2013	5	15.23	80	0.59%	1.45%	31.99%
	2012	5	11.54	63	0.79%	1.45%	15.37%
	2011	4	10.00	37	0.36%	1.45%	(0.63)%
	2010	9	10.07	95	0.92%	1.45%	20.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Pinnacle)

	2014	1	$16.54	$23	0.25%	1.35%	8.00%
	2013	1	15.32	19	0.91%	1.35%	32.13%
	2012	*-	11.59	2	0.97%	1.35%	15.49%
	2011	*-	10.04	1	0.70%	1.35%	(0.53)%
	2010	*-	10.09	1	2.01%	1.35%	20.53%
Invesco VI American Value (Pinnacle IV)
	2014	8	16.43	137	0.20%	1.45%	7.89%
	2013	9	15.23	132	0.96%	1.45%	31.99%
	2012	38	11.54	437	0.97%	1.45%	15.37%
	2011	24	10.00	236	0.73%	1.45%	(0.63)%
	2010	17	10.07	167	1.16%	1.45%	20.41%
Invesco VI American Value (Pinnacle Plus)
	2014	*-	16.19	3	0.23%	1.67%	7.65%
	2013	2	15.04	35	0.84%	1.67%	31.70%
	2012	4	11.42	41	1.02%	1.67%	15.11%
	2011	1	9.92	10	1.01%	1.67%	(0.85)%
	2010	*-	10.01	4	1.14%	1.67%	20.14%
Invesco VI American Value (Pinnacle Plus Reduced M&E)
	2014	2	17.84	27	0.21%	1.15%	78.39%
Invesco VI American Value (Pinnacle V)
	2014	112	16.32	1,830	0.23%	1.55%	7.78%
	2013	75	15.14	1,136	0.67%	1.55%	31.86%
	2012	40	11.48	457	0.42%	1.55%	15.25%
	2011	83	9.96	826	0.74%	1.55%	(0.73)%
	2010	48	10.04	487	0.70%	1.55%	20.29%
Invesco VI Comstock (AdvantEdge)
	2014	33	15.44	509	1.04%	1.60%	7.36%
	2013	26	14.39	371	1.82%	1.60%	33.49%
	2012	65	10.78	702	1.64%	1.60%	17.01%
	2011	50	9.21	457	1.35%	1.60%	(3.67)%
	2010	45	9.56	431	0.13%	1.60%	13.85%
Invesco VI Comstock (AnnuiChoice)
	2014	15	25.07	378	1.07%	1.00%	8.01%
	2013	17	23.21	388	1.55%	1.00%	34.30%
	2012	18	17.28	306	1.64%	1.00%	17.73%
	2011	17	14.68	242	1.46%	1.00%	(3.08)%
	2010	19	15.15	281	0.14%	1.00%	14.54%
Invesco VI Comstock (AnnuiChoice II)
	2014	69	15.82	1,087	1.13%	1.15%	7.85%
	2013	64	14.67	935	1.48%	1.15%	34.09%
	2012	42	10.94	457	1.67%	1.15%	17.55%
	2011	32	9.31	302	1.23%	1.15%	(3.23)%
	2010	27	9.62	261	0.12%	1.15%	14.37%
Invesco VI Comstock (Grandmaster)
	2014	10	24.03	230	0.75%	1.35%	7.63%
	2013	15	22.33	326	1.66%	1.35%	33.82%
	2012	11	16.68	183	1.48%	1.35%	17.31%
	2011	13	14.22	187	1.07%	1.35%	(3.43)%
	2010	9	14.73	128	0.14%	1.35%	14.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (GrandMaster flex3)
	2014	3	$23.45	$71	0.91%	1.55%	7.41%
	2013	7	21.83	156	1.91%	1.55%	33.55%
	2012	4	16.35	71	1.84%	1.55%	17.07%
	2011	6	13.96	79	1.86%	1.55%	(3.62)%
	2010	12	14.49	167	0.15%	1.55%	13.91%
Invesco VI Comstock (IQ Advisor Standard)
	2014	7	20.98	140	1.12%	0.60%	8.45%
	2013	*-	19.34	9	0.81%	0.60%	34.84%
	2012	1	14.35	19	1.53%	0.60%	18.21%
	2011	1	12.14	17	1.96%	0.60%	(2.69)%
	2010	4	12.47	49	0.13%	0.60%	15.00%
Invesco VI Comstock (IQ Annuity)
	2014	19	23.74	462	1.10%	1.45%	7.52%
	2013	20	22.08	451	1.48%	1.45%	33.69%
	2012	22	16.51	360	1.46%	1.45%	17.19%
	2011	25	14.09	356	1.33%	1.45%	(3.52)%
	2010	26	14.61	383	0.19%	1.45%	14.02%
Invesco VI Comstock (Pinnacle)
	2014	8	24.03	198	1.09%	1.35%	7.63%
	2013	8	22.33	188	1.37%	1.35%	33.82%
	2012	10	16.68	169	1.50%	1.35%	17.31%
	2011	13	14.22	184	1.40%	1.35%	(3.43)%
	2010	16	14.73	232	0.14%	1.35%	14.14%
Invesco VI Comstock (Pinnacle IV)
	2014	14	23.74	336	1.06%	1.45%	7.52%
	2013	16	22.08	353	1.58%	1.45%	33.69%
	2012	21	16.52	339	1.50%	1.45%	17.19%
	2011	28	14.09	388	1.71%	1.45%	(3.52)%
	2010	31	14.61	451	0.15%	1.45%	14.02%
Invesco VI Comstock (Pinnacle Plus)
	2014	3	21.35	56	1.06%	1.67%	7.28%
	2013	5	19.90	99	1.46%	1.67%	33.39%
	2012	8	14.92	118	1.02%	1.67%	16.93%
	2011	18	12.76	226	1.87%	1.67%	(3.74)%
	2010	13	13.26	178	0.15%	1.67%	13.77%
Invesco VI Comstock (Pinnacle Plus Reduced M&E)
	2014	1	17.50	11	1.19%	1.15%	7.85%
	2013	1	16.22	16	0.27%	1.15%	34.09%
Invesco VI Comstock (Pinnacle V)
	2014	323	13.16	4,244	1.24%	1.55%	7.41%
	2013	217	12.25	2,659	1.66%	1.55%	33.55%
	2012	122	9.17	1,119	1.72%	1.55%	17.07%
	2011	63	7.84	492	1.29%	1.55%	(3.62)%
	2010	34	8.13	280	0.10%	1.55%	13.91%
Invesco VI International Growth Class II (Advantedge)
	2014	23	10.97	257	1.41%	1.60%	(1.51)%
	2013	22	11.14	250	1.86%	1.60%	16.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (IQ Advisor Enhanced)
	2014	26	$11.15	$295	1.50%	0.80%	(1.06)%
	2013	19	11.27	214	1.16%	0.80%	17.35%
	2012	3	9.61	26	1.06%	0.80%	13.92%
Invesco VI International Growth Class II (Pinnacle)
	2014	4	11.03	49	1.44%	1.35%	(1.36)%
	2013	3	11.18	36	1.15%	1.35%	17.00%
	2012	3	9.56	24	2.50%	1.35%	13.58%
	2011	*-	8.41	3	0.00%	1.35%	(15.85)%
Invesco VI International Growth Class II (Pinnacle Plus)
	2014	7	11.07	74	1.11%	1.67%	(1.26)%
	2013	5	11.21	55	0.99%	1.67%	17.12%
	2012	4	9.57	39	2.46%	1.67%	13.69%
Invesco VI International Growth Class II (Pinnacle V)
	2014	101	10.99	1,110	1.75%	1.55%	(1.46)%
	2013	44	11.15	495	1.27%	1.55%	16.88%
	2012	15	9.54	144	1.37%	1.55%	13.46%
	2011	3	8.41	21	0.00%	1.55%	(15.91)%
Invesco VI International Growth II (Annuichoice)
	2014	14	11.22	159	1.57%	1.00%	(0.91)%
	2013	3	11.32	39	1.24%	1.00%	17.53%
	2012	1	9.63	10	1.27%	1.00%	14.10%
	2011	1	8.44	9	0.00%	1.00%	(15.59)%
Invesco VI International Growth II (Grandmaster)
	2014	1	11.07	11	0.91%	1.35%	(1.26)%
	2013	4	11.21	50	0.35%	1.35%	17.12%
	2012	*-	9.57	3	0.00%	1.35%	13.69%
Invesco VI International Growth II (Grandmaster flex3)
	2014	*-	10.99	5	1.49%	1.55%	9.89%
	2012	1	9.54	9	1.52%	1.55%	13.46%
	2011	1	8.41	6	0.00%	1.55%	(15.91)%
Templeton Foreign VIP Fund (IQ Annuity)
	2014	20	20.02	401	1.88%	1.45%	(12.42)%
	2013	19	22.86	444	2.37%	1.45%	21.19%
	2012	23	18.86	437	3.00%	1.45%	16.51%
	2011	29	16.19	469	1.78%	1.45%	(11.93)%
	2010	34	18.38	617	1.77%	1.45%	6.84%
Templeton Foreign VIP Fund (Pinnacle)
	2014	25	20.26	512	2.13%	1.35%	(12.33)%
	2013	28	23.11	657	2.36%	1.35%	21.31%
	2012	30	19.05	579	2.57%	1.35%	16.63%
	2011	40	16.34	654	1.81%	1.35%	(11.84)%
	2010	48	18.53	898	1.87%	1.35%	6.95%
Templeton Foreign VIP Fund (Pinnacle II Reduced M&E)
	2014	1	20.41	16	1.87%	1.10%	(12.11)%
	2013	1	23.22	18	2.31%	1.10%	21.62%
	2012	1	19.09	15	5.43%	1.10%	7.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (Pinnacle IV)
	2014	42	$20.02	$846	1.88%	1.45%	(12.42)%
	2013	57	22.86	1,296	2.35%	1.45%	21.19%
	2012	68	18.86	1,283	3.01%	1.45%	16.51%
	2011	82	16.19	1,319	1.76%	1.45%	(11.93)%
	2010	110	18.38	2,019	1.87%	1.45%	6.84%
Templeton Foreign VIP Fund (Pinnacle V)
	2014	326	9.61	3,131	1.79%	1.55%	(12.51)%
	2013	211	10.99	2,323	1.93%	1.55%	21.07%
	2012	138	9.08	1,256	2.79%	1.55%	16.39%
	2011	111	7.80	867	1.78%	1.55%	(12.02)%
	2010	92	8.86	816	1.79%	1.55%	6.73%
Templeton Foreign VIP Fund (AnnuiChoice)
	2014	19	21.14	394	1.95%	1.00%	(12.02)%
	2013	19	24.03	454	2.38%	1.00%	21.74%
	2012	23	19.74	453	2.84%	1.00%	17.05%
	2011	34	16.86	573	1.82%	1.00%	(11.53)%
	2010	47	19.06	897	1.72%	1.00%	7.32%
Templeton Foreign VIP Fund (AnnuiChoice II)
	2014	80	11.80	940	1.81%	1.15%	(12.15)%
	2013	74	13.43	1,001	2.21%	1.15%	21.56%
	2012	51	11.05	559	3.01%	1.15%	16.87%
	2011	43	9.46	411	1.95%	1.15%	(11.66)%
	2010	37	10.70	393	1.71%	1.15%	7.16%
Templeton Foreign VIP Fund (AdvantEdge)
	2014	77	10.12	778	1.90%	1.60%	(12.55)%
	2013	72	11.57	834	2.77%	1.60%	21.01%
	2012	87	9.56	836	2.99%	1.60%	16.33%
	2011	74	8.22	605	1.63%	1.60%	(12.06)%
	2010	40	9.35	377	0.91%	1.60%	6.67%
Templeton Foreign VIP Fund (Grandmaster)
	2014	17	20.26	350	2.11%	1.35%	(12.33)%
	2013	19	23.11	442	2.35%	1.35%	21.31%
	2012	18	19.05	340	2.84%	1.35%	16.63%
	2011	18	16.34	297	1.86%	1.35%	(11.84)%
	2010	21	18.53	387	1.81%	1.35%	6.95%
Templeton Foreign VIP Fund (GrandMaster flex3)
	2014	16	19.78	318	1.94%	1.55%	(12.51)%
	2013	19	22.60	434	2.32%	1.55%	21.07%
	2012	17	18.67	319	2.80%	1.55%	16.39%
	2011	19	16.04	305	2.03%	1.55%	(12.02)%
	2010	33	18.23	605	1.71%	1.55%	6.73%
Templeton Foreign VIP Fund (IQ Advisor Standard)
	2014	7	17.14	115	1.94%	0.60%	(11.66)%
	2013	3	19.40	57	3.55%	0.60%	22.23%
	2012	2	15.87	32	2.93%	0.60%	17.52%
	2011	2	13.51	28	1.79%	0.60%	(11.17)%
	2010	2	15.21	32	1.88%	0.60%	7.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund (Pinnacle Plus)
	2014	13	$18.29	$233	1.96%	1.67%	(12.62)%
	2013	20	20.93	416	2.77%	1.67%	20.92%
	2012	24	17.31	421	3.08%	1.67%	16.25%
	2011	34	14.89	502	1.82%	1.67%	(12.12)%
	2010	37	16.95	629	1.76%	1.67%	6.60%
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E)
	2014	11	11.29	121	2.28%	1.15%	(12.15)%
	2013	1	12.85	19	0.00%	1.15%	21.56%
	2011	*-	9.04	*-	1.31%	1.15%	(11.66)%
	2010	*-	10.24	2	0.00%	1.15%	2.38%
Templeton Global Bond VIP Fund (Grandmaster)
	2014	4	9.79	35	4.28%	1.35%	0.46%
	2013	6	9.74	60	9.69%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3)
	2014	8	9.75	74	5.05%	1.55%	0.26%
	2013	6	9.73	60	0.00%	1.55%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V)
	2014	27	9.77	262	5.37%	1.35%	0.36%
	2013	36	9.73	346	8.43%	1.35%	(2.66)%
Templeton Global Bond VIP Fund (Advantedge)
	2014	2	9.74	20	5.08%	1.60%	0.21%
	2013	2	9.72	20	0.00%	1.60%	(2.76)%
Templeton Global Bond VIP Fund (Pinnacle IV)
	2014	299	9.75	2,912	5.03%	1.10%	0.26%
	2013	191	9.73	1,858	1.28%	1.10%	(2.73)%
Templeton Global Bond VIP Fund (Annuichoice)
	2014	12	9.84	121	3.93%	1.00%	0.82%
	2013	8	9.76	76	0.00%	1.00%	(2.36)%
Templeton Global Bond VIP Fund (AnnuiChoice II)
	2014	13	9.82	126	5.12%	1.15%	0.66%
	2013	12	9.75	118	1.03%	1.15%	(2.46)%
Templeton Growth VIP Fund (AdvantEdge)
	2014	11	11.57	124	1.46%	1.60%	(4.37)%
	2013	17	12.10	202	3.77%	1.60%	28.73%
	2012	33	9.40	315	2.88%	1.60%	19.12%
	2011	14	7.89	107	1.27%	1.60%	(8.46)%
	2010	11	8.62	97	1.29%	1.60%	5.68%
Templeton Growth VIP Fund (AnnuiChoice)
	2014	14	20.47	277	1.34%	1.00%	(3.79)%
	2013	15	21.28	326	2.52%	1.00%	29.51%
	2012	15	16.43	253	2.32%	1.00%	19.85%
	2011	20	13.71	276	1.48%	1.00%	(7.90)%
	2010	25	14.88	374	1.25%	1.00%	6.32%
Templeton Growth VIP Fund (AnnuiChoice II)
	2014	25	11.96	302	1.32%	1.15%	(3.93)%
	2013	22	12.44	274	2.52%	1.15%	29.32%
	2012	20	9.62	193	2.05%	1.15%	19.67%
	2011	20	8.04	163	1.60%	1.15%	(8.04)%
	2010	27	8.74	235	1.36%	1.15%	6.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Grandmaster)
	2014	14	$19.62	$276	1.34%	1.35%	(4.13)%
	2013	15	20.47	300	2.31%	1.35%	29.06%
	2012	21	15.86	328	2.09%	1.35%	19.43%
	2011	23	13.28	300	1.38%	1.35%	(8.23)%
	2010	24	14.47	346	1.48%	1.35%	5.95%
Templeton Growth VIP Fund (GrandMaster flex3)
	2014	25	19.15	477	1.43%	1.55%	(4.32)%
	2013	32	20.02	636	2.56%	1.55%	28.80%
	2012	32	15.54	504	2.09%	1.55%	19.18%
	2011	38	13.04	496	1.50%	1.55%	(8.41)%
	2010	56	14.24	795	1.34%	1.55%	5.73%
Templeton Growth VIP Fund (IQ Annuity)
	2014	25	19.38	483	1.34%	1.45%	(4.22)%
	2013	26	20.24	522	2.89%	1.45%	28.93%
	2012	33	15.70	524	1.95%	1.45%	19.30%
	2011	43	13.16	566	1.42%	1.45%	(8.32)%
	2010	51	14.35	725	1.36%	1.45%	5.84%
Templeton Growth VIP Fund (Pinnacle)
	2014	44	19.62	863	1.34%	1.35%	(4.13)%
	2013	51	20.47	1,039	2.67%	1.35%	29.06%
	2012	56	15.86	889	2.03%	1.35%	19.43%
	2011	62	13.28	822	1.41%	1.35%	(8.23)%
	2010	72	14.47	1,040	1.35%	1.35%	5.95%
Templeton Growth VIP Fund (Pinnacle IV)
	2014	30	19.39	582	1.57%	1.45%	(4.22)%
	2013	104	20.24	2,100	1.41%	1.45%	28.93%
	2012	43	15.70	672	2.13%	1.45%	19.30%
	2011	52	13.16	687	1.23%	1.45%	(8.32)%
	2010	90	14.35	1,294	1.23%	1.45%	5.84%
Templeton Growth VIP Fund (Pinnacle Plus)
	2014	20	17.56	358	1.43%	1.67%	(4.44)%
	2013	28	18.37	523	2.31%	1.67%	28.64%
	2012	29	14.28	420	2.07%	1.67%	19.04%
	2011	33	12.00	400	1.39%	1.67%	(8.53)%
	2010	38	13.12	501	1.35%	1.67%	5.60%
Templeton Growth VIP Fund (Pinnacle V)
	2014	110	9.93	1,096	1.59%	1.55%	(4.32)%
	2013	348	10.38	3,617	1.01%	1.55%	28.80%
	2012	88	8.06	711	2.15%	1.55%	19.18%
	2011	100	6.76	680	1.21%	1.55%	(8.41)%
	2010	92	7.39	681	1.07%	1.55%	5.73%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge)
	2014	22	12.88	284	5.15%	1.60%	1.25%
	2013	21	12.73	263	4.69%	1.60%	(10.22)%
	2012	26	14.17	367	2.73%	1.60%	15.98%
	2011	29	12.22	350	3.27%	1.60%	5.18%
	2010	14	11.62	168	2.46%	1.60%	7.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice)
	2014	8	$13.65	$107	5.00%	1.00%	1.86%
	2013	10	13.40	132	6.26%	1.00%	(9.67)%
	2012	13	14.84	200	3.06%	1.00%	16.69%
	2011	12	12.71	158	2.98%	1.00%	5.82%
	2010	21	12.01	255	4.01%	1.00%	8.65%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II)
	2014	14	13.49	187	5.34%	1.15%	1.71%
	2013	16	13.27	206	3.82%	1.15%	(9.80)%
	2012	18	14.71	269	2.57%	1.15%	16.51%
	2011	20	12.62	257	3.98%	1.15%	5.66%
	2010	20	11.95	237	3.09%	1.15%	8.48%
Morgan Stanley UIF Emerging Markets Debt (GrandMaste flex3)
	2014	9	13.08	114	5.17%	1.55%	1.30%
	2013	15	12.91	195	4.66%	1.55%	(10.17)%
	2012	21	14.37	306	2.74%	1.55%	16.04%
	2011	22	12.39	266	4.33%	1.55%	5.23%
	2010	20	11.77	240	0.82%	1.55%	8.04%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster)
	2014	3	22.40	65	5.15%	1.35%	1.50%
	2013	4	22.07	93	3.04%	1.35%	(9.99)%
	2012	9	24.52	229	2.32%	1.35%	16.28%
	2011	8	21.08	166	3.50%	1.35%	5.45%
	2010	10	19.99	191	2.58%	1.35%	8.26%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity)
	2014	8	22.13	174	5.36%	1.45%	1.40%
	2013	8	21.82	179	4.77%	1.45%	(10.08)%
	2012	12	24.27	295	2.79%	1.45%	16.16%
	2011	13	20.89	272	3.25%	1.45%	5.34%
	2010	17	19.83	336	2.91%	1.45%	8.15%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV)
	2014	23	13.18	302	5.52%	1.45%	1.40%
	2013	32	13.00	410	3.90%	1.45%	(10.08)%
	2012	33	14.46	470	2.83%	1.45%	16.16%
	2011	50	12.45	627	3.67%	1.45%	5.34%
	2010	67	11.81	788	3.94%	1.45%	8.15%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus)
	2014	3	19.00	66	5.53%	1.67%	1.17%
	2013	5	18.78	97	4.41%	1.67%	(10.28)%
	2012	7	20.93	157	3.04%	1.67%	15.90%
	2011	15	18.06	269	4.12%	1.67%	5.11%
	2010	18	17.18	307	3.85%	1.67%	7.91%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E)
	2014	2	10.82	20	6.22%	1.15%	8.17%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V)
	2014	28	13.01	363	5.35%	1.55%	1.30%
	2013	35	12.84	447	4.47%	1.55%	(10.17)%
	2012	52	14.29	745	2.32%	1.55%	16.04%
	2011	35	12.32	433	3.64%	1.55%	5.23%
	2010	35	11.71	407	3.87%	1.55%	8.04%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge)
	2014	54	$7.92	$431	0.31%	1.60%	(6.08)%
	2013	58	8.44	490	0.95%	1.60%	(2.68)%
	2012	44	8.67	381	0.00%	1.60%	17.91%
	2011	44	7.35	327	0.32%	1.60%	(19.54)%
	2010	37	9.14	334	0.46%	1.60%	17.05%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice)
	2014	5	33.17	154	0.31%	1.00%	(5.51)%
	2013	7	35.11	259	1.14%	1.00%	(2.09)%
	2012	9	35.86	307	0.00%	1.00%	18.64%
	2011	11	30.22	322	0.35%	1.00%	(19.05)%
	2010	13	37.34	504	0.57%	1.00%	17.76%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II)
	2014	24	12.43	295	0.33%	1.15%	(5.65)%
	2013	24	13.17	310	1.01%	1.15%	(2.24)%
	2012	26	13.47	357	0.00%	1.15%	18.46%
	2011	30	11.37	341	0.37%	1.15%	(19.17)%
	2010	29	14.07	413	0.55%	1.15%	17.58%
Morgan Stanley UIF Emerging Markets Equity (Grandmaster)
	2014	6	31.80	176	0.32%	1.35%	(5.84)%
	2013	7	33.77	234	1.00%	1.35%	(2.44)%
	2012	8	34.61	281	0.00%	1.35%	18.22%
	2011	9	29.28	269	0.35%	1.35%	(19.34)%
	2010	13	36.30	461	0.56%	1.35%	17.34%
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3)
	2014	6	31.03	182	0.33%	1.55%	(6.03)%
	2013	8	33.02	272	1.10%	1.55%	(2.63)%
	2012	11	33.92	381	0.00%	1.55%	17.97%
	2011	14	28.75	406	0.38%	1.55%	(19.50)%
	2010	13	35.72	468	0.63%	1.55%	17.11%
Morgan Stanley UIF Emerging Markets Equity (IQ Advisor Standard)
	2014	2	23.51	49	0.33%	0.60%	(5.13)%
	2013	2	24.78	54	2.31%	0.60%	(1.69)%
	2012	*-	25.20	4	0.00%	0.60%	19.12%
	2011	3	21.16	61	0.02%	0.60%	(18.73)%
	2010	3	26.03	90	0.79%	0.60%	18.23%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity)
	2014	8	31.41	259	0.31%	1.45%	(5.94)%
	2013	9	33.39	286	0.97%	1.45%	(2.53)%
	2012	13	34.26	462	0.00%	1.45%	18.09%
	2011	15	29.01	434	0.36%	1.45%	(19.42)%
	2010	17	36.00	608	0.59%	1.45%	17.22%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle)
	2014	13	31.80	420	0.33%	1.35%	(5.84)%
	2013	16	33.77	555	1.14%	1.35%	(2.44)%
	2012	20	34.61	675	0.00%	1.35%	18.22%
	2011	19	29.28	569	0.36%	1.35%	(19.34)%
	2010	25	36.30	906	0.58%	1.35%	17.34%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV)
	2014	21	$31.41	$668	0.33%	1.45%	(5.94)%
	2013	29	33.40	978	0.96%	1.45%	(2.53)%
	2012	42	34.26	1,431	0.00%	1.45%	18.10%
	2011	39	29.01	1,126	0.34%	1.45%	(19.42)%
	2010	56	36.01	2,022	0.61%	1.45%	17.22%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus)
	2014	10	26.86	271	0.30%	1.67%	(6.15)%
	2013	9	28.62	267	1.09%	1.67%	(2.75)%
	2012	11	29.43	328	0.00%	1.67%	17.83%
	2011	11	24.98	266	0.42%	1.67%	(19.60)%
	2010	15	31.07	475	0.57%	1.67%	16.96%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E)
	2014	*-	9.07	3	0.07%	1.15%	(5.65)%
	2013	1	9.61	14	0.00%	1.15%	(2.24)%
	2011	*-	8.30	*-	0.13%	1.15%	(19.17)%
	2010	*-	10.27	2	0.00%	1.15%	2.68%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V)
	2014	165	9.01	1,485	0.27%	1.55%	(6.03)%
	2013	116	9.59	1,109	1.15%	1.55%	(2.63)%
	2012	89	9.85	880	0.00%	1.55%	17.97%
	2011	114	8.35	951	0.35%	1.55%	(19.50)%
	2010	103	10.37	1,064	0.59%	1.55%	17.11%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus)
	2014	7	28.71	195	1.24%	1.67%	27.27%
	2013	13	22.56	293	0.90%	1.67%	0.05%
	2012	16	22.55	371	0.58%	1.67%	13.68%
	2011	19	19.84	380	0.56%	1.67%	3.90%
	2010	20	19.09	390	1.76%	1.67%	27.37%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E)
	2014	7	15.90	110	1.39%	1.15%	27.94%
	2013	2	12.43	31	0.00%	1.15%	0.58%
	2011	*-	10.81	*-	0.23%	1.15%	4.45%
	2010	*-	10.35	1	0.00%	1.15%	3.51%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge)
	2014	30	14.96	450	1.23%	1.60%	27.36%
	2013	33	11.75	387	0.75%	1.60%	0.13%
	2012	25	11.73	296	0.62%	1.60%	13.76%
	2011	24	10.31	250	0.46%	1.60%	3.98%
	2010	18	9.92	175	1.48%	1.60%	27.46%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice)
	2014	23	11.94	275	1.35%	1.00%	28.13%
	2013	24	9.31	219	0.92%	1.00%	0.74%
	2012	28	9.25	260	0.56%	1.00%	14.46%
	2011	48	8.08	387	0.53%	1.00%	4.61%
	2010	63	7.72	483	1.79%	1.00%	28.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II)
	2014	34	$11.80	$397	1.22%	1.15%	27.94%
	2013	36	9.22	329	0.77%	1.15%	0.58%
	2012	33	9.17	307	0.59%	1.15%	14.29%
	2011	36	8.02	288	0.58%	1.15%	4.45%
	2010	34	7.68	258	2.12%	1.15%	28.04%
Morgan Stanley UIF U.S. Real Estate (Grandmaster)
	2014	10	34.13	341	1.13%	1.35%	27.68%
	2013	7	26.73	183	0.81%	1.35%	0.38%
	2012	12	26.63	320	0.67%	1.35%	14.05%
	2011	10	23.35	228	0.51%	1.35%	4.24%
	2010	12	22.40	258	1.79%	1.35%	27.78%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3)
	2014	19	11.44	213	1.18%	1.55%	27.42%
	2013	24	8.97	215	0.72%	1.55%	0.18%
	2012	28	8.96	249	0.58%	1.55%	13.82%
	2011	17	7.87	131	0.62%	1.55%	4.03%
	2010	17	7.57	130	1.99%	1.55%	27.52%
Morgan Stanley UIF U.S. Real Estate (IQ Advisor Standard)
	2014	4	27.88	104	1.17%	0.60%	28.65%
	2013	11	21.67	242	0.81%	0.60%	1.14%
	2012	13	21.43	285	0.61%	0.60%	14.92%
	2011	14	18.64	252	0.59%	0.60%	5.03%
	2010	16	17.75	279	1.95%	0.60%	28.75%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity)
	2014	7	33.72	229	1.18%	1.45%	27.55%
	2013	9	26.44	230	0.94%	1.45%	0.28%
	2012	10	26.36	253	0.59%	1.45%	13.94%
	2011	12	23.14	269	0.60%	1.45%	4.13%
	2010	15	22.22	340	1.89%	1.45%	27.65%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV)
	2014	59	11.52	681	1.20%	1.45%	27.55%
	2013	83	9.04	751	0.67%	1.45%	0.28%
	2012	107	9.01	966	0.69%	1.45%	13.94%
	2011	121	7.91	957	0.55%	1.45%	4.13%
	2010	172	7.59	1,306	2.15%	1.45%	27.65%
Morgan Stanley UIF U.S. Real Estate (Pinnacle V)
	2014	170	12.22	2,080	1.04%	1.55%	27.42%
	2013	124	9.59	1,185	0.82%	1.55%	0.18%
	2012	104	9.58	994	0.60%	1.55%	13.82%
	2011	120	8.41	1,006	0.53%	1.55%	4.03%
	2010	105	8.09	849	1.89%	1.55%	27.52%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge)
	2014	10	13.20	130	0.00%	1.60%	6.82%
	2013	10	12.36	120	2.83%	1.60%	31.26%
	2012	8	9.42	75	0.67%	1.60%	11.74%
	2011	8	8.43	64	0.71%	1.60%	(15.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI (AnnuiChoice II)
	2014	46	$13.42	$623	(0.00)%	1.15%	7.31%
	2013	50	12.51	622	3.38%	1.15%	31.86%
	2012	24	9.49	223	1.04%	1.15%	12.26%
	2011	5	8.45	44	0.53%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice)
	2014	4	13.50	49	0.00%	1.00%	7.47%
	2013	4	12.56	49	4.45%	1.00%	32.06%
	2012	*-	9.51	1	1.24%	1.00%	12.43%
BlackRock Capital Appreciation VI (Grandmaster flex3)
	2014	2	13.23	28	0.00%	1.55%	32.26%
BlackRock Capital Appreciation VI Class III (Grandmaster)
	2014	6	13.32	79	(0.00)%	1.35%	7.09%
	2013	2	12.44	29	3.16%	1.35%	31.60%
	2012	1	9.46	13	1.25%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle)
	2014	3	13.32	46	0.00%	1.35%	7.09%
	2013	3	12.44	41	2.98%	1.35%	31.60%
	2012	2	9.46	22	1.08%	1.35%	12.03%
	2011	*-	8.44	3	0.55%	1.35%	(15.60)%
BlackRock Capital Appreciation VI Class III (Pinnacle IV)
	2014	7	13.28	99	(0.00)%	1.45%	6.98%
	2013	2	12.41	20	1.50%	1.45%	31.46%
	2012	4	9.44	40	0.56%	1.45%	11.92%
	2011	6	8.43	49	0.53%	1.45%	(15.66)%
BlackRock Capital Appreciation VI Class III (Pinnacle V)
	2014	145	13.23	1,920	0.00%	1.55%	6.87%
	2013	121	12.38	1,491	3.13%	1.55%	31.33%
	2012	73	9.42	692	1.06%	1.55%	11.80%
	2011	14	8.43	117	0.52%	1.55%	(15.72)%
BlackRock Global Allocation VI (Advantedge)
	2014	32	10.90	351	2.24%	1.60%	0.30%
	2013	32	10.87	351	3.40%	1.60%	12.59%
	2012	12	9.65	116	2.17%	1.60%	8.20%
	2011	5	8.92	41	4.71%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II)
	2014	72	11.09	798	2.23%	1.15%	0.76%
	2013	73	11.00	808	2.43%	1.15%	13.10%
	2012	73	9.73	707	1.61%	1.15%	8.70%
	2011	64	8.95	576	4.71%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice)
	2014	7	11.15	81	1.87%	1.00%	0.91%
	2013	22	11.05	238	2.54%	1.00%	13.27%
	2012	19	9.75	188	2.92%	1.00%	8.86%
	2011	*-	8.96	*-	0.00%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3)
	2014	15	10.92	165	3.19%	1.55%	0.35%
	2013	11	10.88	118	3.04%	1.55%	12.64%
	2012	6	9.66	58	1.53%	1.55%	8.26%
	2011	6	8.93	53	4.74%	1.55%	(10.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Grandmaster)
	2014	3	$11.00	$30	2.28%	1.35%	0.56%
	2013	3	10.94	27	2.67%	1.35%	12.87%
	2012	2	9.70	19	1.52%	1.35%	8.48%
	2011	2	8.94	18	4.70%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle)
	2014	24	11.00	267	2.20%	1.35%	0.56%
	2013	25	10.94	272	2.49%	1.35%	12.87%
	2012	23	9.70	226	1.56%	1.35%	8.48%
	2011	22	8.94	198	4.71%	1.35%	(10.62)%
BlackRock Global Allocation VI Class III (Pinnacle IV)
	2014	27	10.96	300	4.14%	1.45%	0.46%
	2013	2	10.91	25	2.92%	1.45%	12.76%
	2012	1	9.68	14	0.43%	1.45%	8.37%
	2011	9	8.93	81	4.74%	1.45%	(10.68)%
BlackRock Global Allocation VI Class III (Pinnacle II Reduced M&E)
	2014	2	11.08	23	2.25%	1.10%	0.81%
	2013	2	11.00	23	2.41%	1.10%	13.16%
	2012	2	9.72	20	2.93%	1.10%	1.43%
BlackRock Global Allocation VI Class III (Pinnacle V)
	2014	37	10.92	401	2.28%	1.55%	0.35%
	2013	23	10.88	253	2.38%	1.55%	12.64%
	2012	24	9.66	230	2.15%	1.55%	8.26%
	2011	9	8.93	83	4.74%	1.55%	(10.74)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)
	2014	37	10.67	391	0.86%	1.15%	1.57%
	2013	5	10.50	54	1.21%	1.15%	5.01%
TOPS Managed Risk Moderate Growth ETF (Pinnacle V)
	2014	2	10.61	19	2.53%	1.55%	6.12%
TOPS Managed Risk Moderate Growth ETF (Annuichoice)
	2014	1	10.69	7	1.24%	1.00%	6.93%
TOPS Managed Risk Moderate Growth ETF (Advantedge)
	2014	7	10.59	78	1.62%	1.60%	1.11%
	2013	2	10.47	17	0.66%	1.60%	4.69%
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV)
	2014	87	10.59	923	2.24%	1.45%	5.94%
Non-Affiliated Class 4:
American Funds Global Growth (AnnuiChoice II)
	2014	2	10.57	23	1.80%	1.15%	5.66%
American Funds Global Growth (GrandMaster)
	2014	*-	10.54	1	1.50%	1.35%	5.43%
American Funds Global Growth (Pinnacle)
	2014	1	10.54	8	2.07%	1.35%	5.43%
American Funds Global Growth (Pinnacle IV)
	2014	2	10.53	20	2.23%	1.45%	5.32%
American Funds Global Growth (Pinnacle V)
	2014	7	10.52	79	2.08%	1.55%	5.21%
American Funds Growth (AdvantEdge)
	2014	1	11.11	12	1.49%	1.60%	11.08%
American Funds Growth (AnnuiChoice II)
	2014	4	11.16	43	2.72%	1.00%	11.62%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Growth (GrandMaster)
	2014	1	$11.14	$12	1.53%	1.35%	11.38%
American Funds Growth (GrandMaster flex3)
	2014	1	11.11	11	1.30%	1.55%	11.14%
American Funds Growth (Pinnacle)
	2014	1	11.14	11	1.75%	1.35%	11.38%
American Funds Growth (Pinnacle IV)
	2014	3	11.13	33	3.81%	1.45%	11.26%
American Funds Growth (Pinnacle V)
	2014	44	11.11	491	2.65%	1.55%	11.14%
American Funds Growth-Income (AdvantEdge)
	2014	5	11.33	62	1.50%	1.60%	13.35%
American Funds Growth-Income (AnnuiChoice)
	2014	1	11.41	10	2.56%	1.00%	14.07%
American Funds Growth-Income (AnnuiChoice II)
	2014	2	11.39	24	2.08%	1.00%	13.89%
American Funds Growth-Income (GrandMaster)
	2014	6	11.37	71	3.56%	1.35%	13.65%
American Funds Growth-Income (GrandMaster flex3)
	2014	3	11.34	29	6.49%	1.55%	13.41%
American Funds Growth-Income (Pinnacle)
	2014	2	11.37	22	1.97%	1.35%	13.65%
American Funds Growth-Income (Pinnacle IV)
	2014	5	11.35	54	3.63%	1.45%	13.53%
American Funds Growth-Income (Pinnacle V)
	2014	76	11.34	860	2.11%	1.55%	13.41%
American Funds Managed Risk Asset Allocation (AdvantEdge)
	2014	16	10.40	167	0.08%	1.60%	3.98%
American Funds Managed Risk Asset Allocation (AnnuiChoice)
	2014	1	10.46	13	0.08%	1.00%	4.64%
American Funds Managed Risk Asset Allocation (AnnuiChoice II)
	2014	29	10.45	305	0.15%	1.00%	4.48%
American Funds Managed Risk Asset Allocation (GrandMaster flex3)
	2014	2	10.40	18	0.08%	1.55%	4.03%
American Funds Managed Risk Asset Allocation (Pinnacle IV)
	2014	4	10.41	40	0.10%	1.45%	4.14%
American Funds Managed Risk Asset Allocation (Pinnacle V)
	2014	51	10.40	534	0.10%	1.55%	4.03%
American Funds New World (AdvantEdge)
	2014	2	9.32	16	1.39%	1.60%	(6.79)%
American Funds New World (AnnuiChoice)
	2014	1	9.38	5	1.44%	1.00%	(6.19)%
American Funds New World (AnnuiChoice II)
	2014	1	9.37	5	1.44%	1.00%	(6.34)%
American Funds New World (GrandMaster flex3)
	2014	1	9.33	12	1.51%	1.55%	(6.74)%
American Funds New World (Pinnacle V)
	2014	4	9.33	37	2.07%	1.55%	(6.74)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle)
	2014	23	$24.18	$548	0.95%	1.35%	3.33%
	2013	25	23.40	581	2.02%	1.35%	36.77%
	2012	33	17.11	569	0.95%	1.35%	14.68%
	2011	40	14.92	593	0.99%	1.35%	(5.70)%
	2010	58	15.82	911	0.96%	1.35%	24.69%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2014	1	23.27	34	0.96%	1.45%	3.22%
	2013	1	22.54	34	2.48%	1.45%	36.63%
	2012	3	16.50	52	1.11%	1.45%	14.56%
	2011	6	14.40	84	0.87%	1.45%	(5.80)%
	2010	6	15.29	91	0.96%	1.45%	24.56%
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E)
	2014	*-	24.35	8	0.94%	1.10%	3.59%
	2013	*-	23.51	8	1.73%	1.10%	37.11%
	2012	*-	17.15	6	1.67%	1.15%	2.66%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity Class 1 (Advantedge)
	2014	6	14.50	82	0.00%	1.60%	10.57%
	2013	12	13.12	157	0.00%	1.60%	35.67%
	2012	8	9.67	80	0.00%	1.60%	16.72%
	2011	9	8.28	71	0.00%	1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity Class 1 (AnnuiChoice II)
	2014	7	14.75	99	0.00%	1.15%	11.07%
	2013	7	13.28	93	0.00%	1.15%	36.28%
	2012	*-	9.74	5	0.00%	1.15%	17.26%
	2011	1	8.31	8	0.00%	1.15%	(16.91)%
Columbia VIT MidCap Value Opportunity Class 1 (Annuichoice)
	2014	9	14.83	132	0.00%	1.00%	11.24%
	2013	21	13.33	286	0.00%	1.00%	36.49%
	2012	3	9.77	25	0.00%	1.00%	17.43%
	2011	3	8.32	22	0.00%	1.00%	(16.83)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster flex3)
	2014	6	14.53	80	0.00%	1.55%	10.62%
	2013	32	13.13	425	0.00%	1.55%	35.73%
	2012	2	9.68	20	0.00%	1.55%	16.78%
	2011	7	8.29	61	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity Class 1 (Grandmaster)
	2014	18	14.64	269	0.00%	1.35%	10.85%
	2013	18	13.21	236	0.00%	1.35%	36.01%
	2012	5	9.71	52	0.00%	1.35%	17.02%
	2011	11	8.30	93	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle)
	2014	7	14.64	105	0.00%	1.35%	10.85%
	2013	14	13.21	180	0.00%	1.35%	36.01%
	2012	6	9.71	57	0.00%	1.35%	17.02%
	2011	5	8.30	39	0.00%	1.35%	(17.03)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle IV)
	2014	9	$14.58	$135	0.00%	1.45%	10.74%
	2013	7	13.17	98	0.00%	1.45%	35.87%
	2012	3	9.69	27	0.00%	1.45%	16.90%
	2011	4	8.29	30	0.00%	1.45%	(17.08)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle Plus)
	2014	9	14.46	132	0.00%	1.67%	10.49%
	2013	18	13.09	230	0.00%	1.67%	35.57%
	2012	6	9.66	61	0.00%	1.67%	16.64%
	2011	9	8.28	75	0.00%	1.67%	(17.21)%
Columbia VIT MidCap Value Opportunity Class 1 (Pinnacle V)
	2014	40	14.53	576	0.00%	1.55%	10.62%
	2013	30	13.13	398	0.00%	1.55%	35.73%
	2012	4	9.68	41	0.00%	1.55%	16.78%
	2011	4	8.29	30	0.00%	1.55%	(17.14)%
Columbia VIT Small Cap Value Class 2 (AdvantEdge)
	2014	14	21.03	287	0.46%	1.60%	1.40%
	2013	14	20.74	287	1.12%	1.60%	31.90%
	2012	17	15.72	261	0.29%	1.60%	9.47%
	2011	16	14.36	233	0.95%	1.60%	(7.63)%
	2010	9	15.55	142	0.85%	1.60%	24.44%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II)
	2014	20	21.58	429	0.47%	1.15%	1.87%
	2013	18	21.19	384	0.95%	1.15%	32.50%
	2012	8	15.99	121	0.32%	1.15%	9.97%
	2011	5	14.54	78	1.03%	1.15%	(7.21)%
	2010	3	15.67	50	1.07%	1.15%	25.01%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice)
	2014	6	21.77	138	0.49%	1.00%	2.02%
	2013	6	21.34	126	0.85%	1.00%	32.70%
	2012	6	16.08	102	0.27%	1.00%	10.14%
	2011	8	14.60	118	0.72%	1.00%	(7.07)%
	2010	6	15.71	91	1.07%	1.00%	25.20%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3)
	2014	3	21.09	55	0.47%	1.55%	1.45%
	2013	2	20.79	51	1.01%	1.55%	31.96%
	2012	2	15.75	39	0.24%	1.55%	9.52%
	2011	5	14.38	70	1.13%	1.55%	(7.58)%
	2010	2	15.56	32	1.02%	1.55%	24.51%
Columbia VIT Small Cap Value Class 2 (Grandmaster)
	2014	1	21.34	30	0.42%	1.35%	1.66%
	2013	2	20.99	49	1.00%	1.35%	32.23%
	2012	1	15.87	22	0.28%	1.35%	9.75%
	2011	1	14.46	20	1.29%	1.35%	(7.40)%
	2010	1	15.62	9	1.11%	1.35%	24.76%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus)
	2014	3	20.95	62	0.47%	1.67%	1.33%
	2013	3	20.67	61	1.10%	1.67%	31.80%
	2012	4	15.68	55	0.15%	1.67%	9.39%
	2011	8	14.34	110	1.25%	1.67%	(7.69)%
	2010	3	15.53	52	0.79%	1.67%	24.36%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle)
	2014	1	$21.34	$20	0.35%	1.35%	1.66%
	2013	2	20.99	33	0.96%	1.35%	32.23%
	2012	1	15.87	22	0.34%	1.35%	9.75%
	2011	1	14.46	19	0.85%	1.35%	(7.40)%
	2010	1	15.62	18	1.05%	1.35%	24.76%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV)
	2014	2	21.21	49	0.42%	1.45%	1.56%
	2013	4	20.89	74	1.06%	1.45%	32.10%
	2012	6	15.81	88	0.24%	1.45%	9.63%
	2011	7	14.42	99	0.45%	1.45%	(7.49)%
	2010	25	15.59	390	0.79%	1.45%	24.63%
Columbia VIT Small Cap Value Class 2 (Pinnacle V)
	2014	65	21.09	1,367	0.48%	1.55%	1.45%
	2013	40	20.79	841	1.02%	1.55%	31.96%
	2012	23	15.75	360	0.27%	1.55%	9.52%
	2011	15	14.38	217	0.77%	1.55%	(7.58)%
	2010	8	15.56	127	0.92%	1.55%	24.51%
Deutsche Small Cap Index (AnnuiChoice II)
	2014	13	16.25	204	0.71%	1.15%	3.27%
	2013	13	15.73	203	1.42%	1.15%	36.72%
	2012	12	11.51	137	0.65%	1.15%	14.54%
	2011	13	10.05	127	0.76%	1.15%	(5.67)%
	2010	20	10.65	216	0.63%	1.15%	24.66%
Deutsche Small Cap Index (AnnuiChoice)
	2014	13	23.32	292	0.74%	1.00%	3.43%
	2013	14	22.55	314	1.51%	1.00%	36.93%
	2012	14	16.47	234	0.65%	1.00%	14.71%
	2011	16	14.36	229	0.64%	1.00%	(5.53)%
	2010	25	15.20	382	0.66%	1.00%	24.85%
Deutsche Small Cap Index (GrandMaster flex3)
	2014	2	21.57	51	0.71%	1.55%	2.86%
	2013	7	20.97	142	0.68%	1.55%	36.17%
	2012	4	15.40	64	0.53%	1.55%	14.07%
	2011	6	13.50	86	0.67%	1.55%	(6.05)%
	2010	8	14.37	118	0.62%	1.55%	24.16%
Deutsche Small Cap Index (Grandmaster)
	2014	7	20.12	145	0.76%	1.35%	3.07%
	2013	12	19.53	231	1.36%	1.35%	36.44%
	2012	8	14.31	121	0.62%	1.35%	14.31%
	2011	8	12.52	99	0.63%	1.35%	(5.86)%
	2010	9	13.30	118	0.65%	1.35%	24.41%
Deutsche Small Cap Index (IQ3)
	2014	6	21.84	141	0.80%	1.45%	2.96%
	2013	7	21.21	159	1.89%	1.45%	36.30%
	2012	15	15.56	229	0.71%	1.45%	14.19%
	2011	20	13.63	271	0.63%	1.45%	(5.96)%
	2010	25	14.49	361	0.65%	1.45%	24.28%
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E)
	2014	2	16.99	26	0.66%	1.15%	3.27%
	2013	1	16.45	22	0.00%	1.15%	36.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Deutsche Small Cap Index (Pinnacle Plus)
	2014	2	$22.48	$48	0.74%	1.67%	2.73%
	2013	2	21.88	52	1.84%	1.67%	36.00%
	2012	4	16.09	62	0.64%	1.67%	13.94%
	2011	5	14.12	68	0.52%	1.67%	(6.17)%
	2010	7	15.05	112	0.66%	1.67%	24.00%
Deutsche Small Cap Index VIP (Pinnacle IV)
	2014	14	21.84	308	0.74%	1.45%	2.96%
	2013	17	21.21	369	1.49%	1.45%	36.30%
	2012	20	15.56	308	0.68%	1.45%	14.19%
	2011	23	13.63	309	0.64%	1.45%	(5.96)%
	2010	29	14.49	415	0.64%	1.45%	24.28%
Deutsche Small Cap Index VIP (Pinnacle V)
	2014	29	13.86	401	0.70%	1.55%	2.86%
	2013	32	13.48	434	1.35%	1.55%	36.17%
	2012	29	9.90	288	0.60%	1.55%	14.07%
	2011	47	8.68	408	0.59%	1.55%	(6.05)%
	2010	55	9.24	506	0.63%	1.55%	24.16%
Advisor Class:
Pimco VIT All Asset (AdvantEdge)
	2014	12	12.15	150	4.79%	1.60%	(1.15)%
	2013	14	12.29	174	4.71%	1.60%	(1.49)%
	2012	14	12.48	168	5.82%	1.60%	12.96%
	2011	11	11.04	118	7.84%	1.60%	0.30%
	2010	5	11.01	52	6.89%	1.60%	11.20%
Pimco VIT All Asset (IQ Annuity)
	2014	28	12.17	338	5.13%	1.45%	(1.00)%
	2013	26	12.29	321	4.56%	1.45%	(1.34)%
	2012	26	12.46	328	5.33%	1.45%	13.14%
	2011	17	11.01	192	8.19%	1.45%	0.45%
	2010	12	10.96	128	6.54%	1.45%	11.37%
Pimco VIT All Asset (Pinnacle)
	2014	22	12.25	269	4.92%	1.35%	(0.90)%
	2013	28	12.36	344	4.27%	1.35%	(1.24)%
	2012	39	12.52	491	5.34%	1.35%	13.25%
	2011	27	11.05	298	7.83%	1.35%	0.55%
	2010	25	10.99	274	7.09%	1.35%	11.48%
Pimco VIT All Asset (Pinnacle II Reduced M&E)
	2014	2	12.34	22	5.09%	1.10%	(0.65)%
	2013	2	12.42	22	4.47%	1.10%	(0.99)%
	2012	2	12.54	22	9.24%	1.10%	7.84%
Pimco VIT All Asset (AnnuiChoice II)
	2014	15	12.52	183	4.77%	1.15%	(0.70)%
	2013	22	12.61	282	4.48%	1.15%	(1.04)%
	2012	22	12.74	280	4.95%	1.15%	13.48%
	2011	21	11.23	237	8.02%	1.15%	0.76%
	2010	10	11.14	112	6.60%	1.15%	11.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (AnnuiChoice)
	2014	14	$12.54	$177	4.69%	1.00%	(0.55)%
	2013	28	12.61	354	5.04%	1.00%	(0.89)%
	2012	22	12.72	277	4.88%	1.00%	13.65%
	2011	26	11.20	296	10.41%	1.00%	0.91%
	2010	8	11.10	86	6.41%	1.00%	11.88%
Pimco VIT All Asset (GrandMaster flex3)
	2014	19	12.08	227	4.20%	1.55%	(1.10)%
	2013	32	12.22	434	4.26%	1.55%	(1.44)%
	2012	30	12.40	376	4.67%	1.55%	13.02%
	2011	36	10.97	390	8.69%	1.55%	0.35%
	2010	25	10.93	277	7.28%	1.55%	11.25%
Pimco VIT All Asset (Grandmaster)
	2014	33	12.25	401	5.02%	1.35%	(0.90)%
	2013	35	12.36	387	3.83%	1.35%	(1.24)%
	2012	55	12.52	693	5.35%	1.35%	13.25%
	2011	36	11.05	399	7.92%	1.35%	0.55%
	2010	31	10.99	340	10.18%	1.35%	11.48%
Pimco VIT All Asset (Pinnacle IV)
	2014	30	12.26	363	4.47%	1.45%	(1.00)%
	2013	42	12.39	520	4.57%	1.45%	(1.34)%
	2012	37	12.56	465	4.54%	1.45%	13.14%
	2011	42	11.10	470	8.20%	1.45%	0.45%
	2010	30	11.05	335	7.39%	1.45%	11.37%
Pimco VIT All Asset (Pinnacle Plus)
	2014	2	11.99	21	4.94%	1.15%	(1.22)%
	2013	2	12.14	22	4.48%	1.15%	(1.56)%
	2012	2	12.33	23	4.75%	1.15%	12.88%
	2011	2	10.92	22	17.83%	1.15%	0.23%
Pimco VIT All Asset (Pinnacle V)
	2014	34	12.18	419	5.10%	1.55%	(1.10)%
	2013	34	12.31	413	4.57%	1.55%	(1.44)%
	2012	29	12.49	366	5.21%	1.55%	13.02%
	2011	24	11.06	268	8.41%	1.55%	0.35%
	2010	17	11.02	190	6.91%	1.55%	11.25%
Pimco VIT Commodity Real Return (Pinnacle)
	2014	4	5.21	23	0.24%	1.35%	(19.72)%
	2013	9	6.49	61	2.07%	1.35%	(15.87)%
	2012	14	7.71	109	2.57%	1.35%	3.70%
	2011	21	7.44	160	16.48%	1.35%	(8.79)%
	2010	19	8.16	151	14.97%	1.35%	22.57%
Pimco VIT Commodity Real Return (Pinnacle IV)
	2014	37	5.21	190	0.25%	1.45%	(19.80)%
	2013	51	6.50	333	1.75%	1.45%	(15.95)%
	2012	69	7.73	535	2.15%	1.45%	3.59%
	2011	109	7.47	816	15.35%	1.45%	(8.88)%
	2010	102	8.19	832	15.13%	1.45%	22.45%
Pimco VIT Commodity Real Return (Pinnacle II Reduced M&E)
	2014	1	5.25	3	0.26%	1.10%	(19.52)%
	2013	1	6.52	4	1.66%	1.10%	(15.65)%
	2012	1	7.73	5	4.98%	1.10%	(1.06)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return (Pinnacle V)
	2014	167	$5.18	$864	0.27%	1.55%	(19.88)%
	2013	145	6.46	938	1.64%	1.55%	(16.04)%
	2012	134	7.70	1,027	2.32%	1.55%	3.49%
	2011	182	7.44	1,353	14.58%	1.55%	(8.97)%
	2010	160	8.17	1,307	15.28%	1.55%	22.33%
Pimco VIT Commodity Real Return Strategy (AdvantEdge)
	2014	64	5.16	328	0.26%	1.60%	(19.92)%
	2013	61	6.45	395	1.72%	1.60%	(16.08)%
	2012	60	7.68	459	2.43%	1.60%	3.43%
	2011	68	7.43	505	14.88%	1.60%	(9.02)%
	2010	49	8.17	398	16.03%	1.60%	22.26%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II)
	2014	44	5.32	232	0.26%	1.15%	(19.56)%
	2013	43	6.62	282	1.48%	1.15%	(15.70)%
	2012	39	7.85	307	2.68%	1.15%	3.91%
	2011	38	7.55	285	16.76%	1.15%	(8.60)%
	2010	34	8.26	279	15.13%	1.15%	22.82%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice)
	2014	7	5.34	37	0.26%	1.00%	(19.43)%
	2013	8	6.62	50	1.91%	1.00%	(15.57)%
	2012	13	7.84	103	2.53%	1.00%	4.07%
	2011	24	7.54	178	14.83%	1.00%	(8.47)%
	2010	29	8.23	235	14.81%	1.00%	23.01%
Pimco VIT Commodity Real Return Strategy (Grandmaster)
	2014	6	5.21	29	0.26%	1.35%	(19.72)%
	2013	7	6.49	47	1.31%	1.35%	(15.87)%
	2012	10	7.71	78	2.63%	1.35%	3.70%
	2011	16	7.44	119	14.71%	1.35%	(8.79)%
	2010	24	8.16	199	17.19%	1.35%	22.57%
Pimco VIT Commodity Real Return Strategy (IQ Annuity)
	2014	58	5.18	302	0.26%	1.45%	(19.80)%
	2013	68	6.45	442	2.43%	1.45%	(15.95)%
	2012	30	7.68	231	1.98%	1.45%	3.59%
	2011	104	7.41	769	14.62%	1.45%	(8.88)%
	2010	116	8.13	944	11.02%	1.45%	22.45%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3)
	2014	10	5.14	52	0.21%	1.55%	(19.88)%
	2013	30	6.42	192	1.79%	1.55%	(16.04)%
	2012	37	7.64	284	2.57%	1.55%	3.49%
	2011	50	7.38	368	14.97%	1.55%	(8.97)%
	2010	47	8.11	384	15.24%	1.55%	22.33%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus)
	2014	5	5.10	25	0.27%	1.67%	(19.98)%
	2013	4	6.37	27	1.95%	1.67%	(16.14)%
	2012	14	7.60	106	2.75%	1.67%	3.36%
	2011	10	7.35	76	16.18%	1.67%	(9.08)%
	2010	21	8.09	170	15.10%	1.67%	22.18%
Pimco VIT Long Term Government (Pinnacle IV)
	2014	1	10.30	13	2.22%	1.45%	2.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Long Term Government (Annuichoice)
	2014	4	$10.39	$42	2.09%	1.00%	3.91%
Pimco VIT Long Term Government (AnnuiChoice II)
	2014	*-	10.37	2	2.18%	1.15%	22.47%
	2013	*-	8.46	2	9.64%	1.15%	(15.36)%
Pimco VIT Low Duration (AnnuiChoice II)
	2014	168	11.55	1,939	1.04%	1.15%	(0.41)%
	2013	112	11.60	1,304	1.38%	1.15%	(1.38)%
	2012	204	11.76	2,401	1.21%	1.15%	4.52%
	2011	94	11.25	1,052	1.91%	1.15%	(0.15)%
	2010	74	11.27	838	1.52%	1.15%	3.98%
Pimco VIT Low Duration (AnnuiChoice)
	2014	14	11.70	169	1.01%	1.00%	(0.26)%
	2013	21	11.73	247	1.21%	1.00%	(1.23)%
	2012	49	11.88	576	1.83%	1.00%	4.68%
	2011	29	11.35	328	1.67%	1.00%	0.00%
	2010	27	11.35	311	1.51%	1.00%	4.13%
Pimco VIT Low Duration (GrandMaster flex3)
	2014	953	11.28	10,741	1.11%	1.55%	(0.81)%
	2013	28	11.37	322	6.63%	1.55%	(1.78)%
	2012	24	11.57	273	8.13%	1.55%	4.10%
	2011	27	11.12	297	20.34%	1.55%	(0.55)%
	2010	26	11.18	295	1.42%	1.55%	3.56%
Pimco VIT Low Duration (Grandmaster)
	2014	90	11.43	1,033	1.05%	1.35%	(0.61)%
	2013	40	11.50	460	1.50%	1.35%	(1.58)%
	2012	24	11.68	277	2.65%	1.35%	4.31%
	2011	12	11.20	137	4.12%	1.35%	(0.35)%
	2010	29	11.24	330	1.47%	1.35%	3.77%
Pimco VIT Low Duration (IQ Annuity)
	2014	98	11.35	1,108	1.09%	1.45%	(0.71)%
	2013	24	11.43	275	1.81%	1.45%	(1.68)%
	2012	42	11.63	492	2.13%	1.45%	4.21%
	2011	86	11.16	964	2.35%	1.45%	(0.45)%
	2010	72	11.21	808	1.54%	1.45%	3.66%
Pimco VIT Low Duration (Pinnacle)
	2014	411	11.43	4,697	1.11%	1.35%	(0.61)%
	2013	21	11.50	245	3.66%	1.35%	(1.58)%
	2012	27	11.68	314	4.54%	1.35%	4.31%
	2011	23	11.20	261	10.71%	1.35%	(0.35)%
	2010	28	11.24	320	1.43%	1.35%	3.77%
Pimco VIT Low Duration (Pinnacle IV)
	2014	33	11.31	379	1.04%	1.45%	(0.71)%
	2013	14	11.39	156	1.80%	1.45%	(1.68)%
	2012	12	11.59	144	1.92%	1.45%	4.21%
	2011	17	11.12	186	2.86%	1.45%	(0.45)%
	2010	22	11.17	250	1.53%	1.45%	3.66%
Pimco VIT Low Duration (Pinnacle II Reduced M&E)
	2014	35	11.51	405	1.12%	1.10%	(1.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (AdvantEdge)
	2014	8	$11.21	$87	1.06%	1.60%	(0.86)%
	2013	4	11.30	47	1.23%	1.60%	(1.83)%
	2012	8	11.52	92	1.82%	1.60%	4.05%
	2011	5	11.07	51	1.49%	1.60%	(0.60)%
	2010	5	11.13	59	1.62%	1.60%	3.50%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E)
	2014	1	10.17	12	1.31%	1.15%	(0.41)%
	2013	*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus)
	2014	4	11.18	46	1.02%	1.67%	(0.93)%
	2013	6	11.29	65	1.50%	1.67%	(1.90)%
	2012	10	11.51	113	1.65%	1.67%	3.97%
	2011	16	11.07	182	1.58%	1.67%	(0.67)%
	2010	12	11.14	136	1.44%	1.67%	3.43%
Pimco VIT Low Duration (Pinnacle V)
	2014	43	11.23	486	1.03%	1.55%	(0.81)%
	2013	48	11.33	544	1.32%	1.55%	(1.78)%
	2012	35	11.53	404	1.49%	1.55%	4.10%
	2011	26	11.08	290	2.03%	1.55%	(0.55)%
	2010	15	11.14	165	1.53%	1.55%	3.56%
Pimco VIT Real Return (Pinnacle IV)
	2014	13	11.79	150	1.40%	1.45%	1.50%
	2013	22	11.62	253	1.29%	1.45%	(10.62)%
	2012	45	13.00	587	0.96%	1.45%	7.06%
	2011	59	12.14	722	1.93%	1.45%	9.95%
	2010	71	11.04	788	1.34%	1.45%	6.43%
Pimco VIT Real Return (AdvantEdge)
	2014	6	11.68	73	1.29%	1.60%	1.34%
	2013	7	11.53	84	1.24%	1.60%	(10.76)%
	2012	16	12.92	202	1.10%	1.60%	6.90%
	2011	14	12.08	170	1.42%	1.60%	9.78%
	2010	8	11.01	87	1.20%	1.60%	6.27%
Pimco VIT Real Return (AnnuiChoice II)
	2014	30	12.04	359	1.27%	1.15%	1.81%
	2013	42	11.83	502	1.73%	1.15%	(10.35)%
	2012	53	13.19	703	1.07%	1.15%	7.39%
	2011	38	12.29	469	1.64%	1.15%	10.28%
	2010	20	11.14	225	1.35%	1.15%	6.76%
Pimco VIT Real Return (AnnuiChoice)
	2014	13	12.17	157	1.39%	1.00%	1.96%
	2013	16	11.94	197	0.97%	1.00%	(10.21)%
	2012	49	13.30	657	0.99%	1.00%	7.55%
	2011	45	12.36	559	2.01%	1.00%	10.45%
	2010	42	11.19	467	1.37%	1.00%	6.92%
Pimco VIT Real Return (GrandMaster flex3)
	2014	5	11.73	64	1.53%	1.55%	1.39%
	2013	16	11.57	182	1.61%	1.55%	(10.71)%
	2012	23	12.96	294	0.99%	1.55%	6.95%
	2011	25	12.11	304	1.90%	1.55%	9.83%
	2010	25	11.03	272	1.25%	1.55%	6.33%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Grandmaster)
	2014	8	$11.89	$98	1.31%	1.35%	1.60%
	2013	8	11.70	97	0.67%	1.35%	(10.53)%
	2012	43	13.08	568	1.12%	1.35%	7.17%
	2011	22	12.20	265	1.68%	1.35%	10.06%
	2010	16	11.09	179	1.35%	1.35%	6.54%
Pimco VIT Real Return (IQ Annuity)
	2014	14	11.81	169	1.42%	1.45%	1.50%
	2013	22	11.63	261	1.50%	1.45%	(10.62)%
	2012	36	13.02	473	0.94%	1.45%	7.06%
	2011	40	12.16	492	1.76%	1.45%	9.94%
	2010	20	11.06	222	1.31%	1.45%	6.43%
Pimco VIT Real Return (Pinnacle)
	2014	15	11.89	173	1.32%	1.35%	1.60%
	2013	19	11.70	223	2.13%	1.35%	(10.53)%
	2012	17	13.08	216	1.04%	1.35%	7.17%
	2011	17	12.20	202	2.18%	1.35%	10.06%
	2010	17	11.09	185	1.36%	1.35%	6.54%
Pimco VIT Real Return (Pinnacle Plus Reduced M&E)
	2014	1	10.37	13	1.40%	1.15%	1.81%
	2013	1	10.19	7	3.74%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus)
	2014	3	11.63	39	1.21%	1.67%	1.27%
	2013	7	11.49	79	1.37%	1.67%	(10.82)%
	2012	13	12.88	164	1.06%	1.67%	6.82%
	2011	12	12.06	147	1.97%	1.67%	9.70%
	2010	14	10.99	156	1.30%	1.67%	6.20%
Pimco VIT Real Return (Pinnacle V)
	2014	43	11.71	507	1.26%	1.55%	1.39%
	2013	46	11.55	534	2.04%	1.55%	(10.71)%
	2012	42	12.94	550	0.97%	1.55%	6.95%
	2011	29	12.10	347	2.30%	1.55%	9.83%
	2010	30	11.01	330	1.33%	1.55%	6.33%
Pimco VIT Total Return (Pinnacle V)
	2014	1,823	13.13	23,938	2.19%	1.55%	2.56%
	2013	1,409	12.80	18,043	2.56%	1.55%	(3.58)%
	2012	1,129	13.28	14,991	2.42%	1.55%	7.79%
	2011	733	12.32	9,025	2.55%	1.55%	1.90%
	2010	629	12.09	7,597	2.32%	1.55%	6.33%
Pimco VIT Total Return (AdvantEdge)
	2014	517	13.10	6,765	2.11%	1.60%	2.51%
	2013	511	12.78	6,523	2.48%	1.60%	(3.62)%
	2012	538	13.26	7,128	2.50%	1.60%	7.73%
	2011	507	12.31	6,245	2.80%	1.60%	1.85%
	2010	257	12.08	3,105	2.33%	1.60%	6.27%
Pimco VIT Total Return (AnnuiChoice II)
	2014	253	13.50	3,421	2.12%	1.15%	2.98%
	2013	260	13.11	3,403	2.60%	1.15%	(3.18)%
	2012	204	13.54	2,761	2.60%	1.15%	8.23%
	2011	161	12.51	2,010	2.60%	1.15%	2.32%
	2010	116	12.23	1,421	2.32%	1.15%	6.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (AnnuiChoice)
	2014	72	$13.44	$963	2.03%	1.00%	3.13%
	2013	86	13.03	1,119	2.29%	1.00%	(3.04)%
	2012	140	13.44	1,878	2.71%	1.00%	8.39%
	2011	107	12.40	1,322	2.94%	1.00%	2.47%
	2010	116	12.10	1,408	2.31%	1.00%	6.92%
Pimco VIT Total Return (GrandMaster flex3)
	2014	46	12.95	597	1.92%	1.55%	2.56%
	2013	74	12.63	935	1.99%	1.55%	(3.58)%
	2012	145	13.10	1,904	3.80%	1.55%	7.79%
	2011	71	12.15	862	4.20%	1.55%	1.90%
	2010	82	11.92	981	2.30%	1.55%	6.33%
Pimco VIT Total Return (Grandmaster)
	2014	143	13.13	1,882	2.12%	1.35%	2.77%
	2013	144	12.78	1,845	2.50%	1.35%	(3.38)%
	2012	194	13.22	2,569	2.50%	1.35%	8.01%
	2011	191	12.24	2,337	2.38%	1.35%	2.11%
	2010	174	11.99	2,084	2.32%	1.35%	6.54%
Pimco VIT Total Return (IQ Annuity)
	2014	68	13.04	893	2.10%	1.45%	2.66%
	2013	69	12.70	873	2.19%	1.45%	(3.48)%
	2012	103	13.16	1,360	3.12%	1.45%	7.90%
	2011	114	12.20	1,385	3.01%	1.45%	2.01%
	2010	128	11.96	1,534	2.31%	1.45%	6.44%
Pimco VIT Total Return (Pinnacle)
	2014	83	13.13	1,092	2.08%	1.35%	2.77%
	2013	86	12.78	1,104	2.35%	1.35%	(3.38)%
	2012	140	13.22	1,853	2.49%	1.35%	8.01%
	2011	87	12.24	1,068	3.01%	1.35%	2.11%
	2010	74	11.99	890	2.31%	1.35%	6.54%
Pimco VIT Total Return (Pinnacle IV)
	2014	239	13.22	3,162	2.06%	1.45%	2.67%
	2013	283	12.88	3,651	2.42%	1.45%	(3.48)%
	2012	401	13.34	5,348	2.61%	1.45%	7.90%
	2011	410	12.37	5,067	2.45%	1.45%	2.01%
	2010	332	12.12	4,028	2.32%	1.45%	6.44%
Pimco VIT Total Return (Pinnacle II Reduced M&E)
	2014	2	13.22	22	2.11%	1.10%	3.03%
	2013	2	12.84	21	2.53%	1.10%	(3.14)%
	2012	2	13.25	22	4.09%	1.10%	6.16%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E)
	2014	4	10.82	40	2.17%	1.15%	2.98%
	2013	2	10.50	16	1.83%	1.15%	(3.18)%
Pimco VIT Total Return (Pinnacle Plus)
	2014	67	12.85	857	2.14%	1.67%	2.44%
	2013	66	12.54	825	2.18%	1.67%	(3.69)%
	2012	115	13.02	1,495	2.56%	1.67%	7.66%
	2011	113	12.10	1,371	2.77%	1.67%	1.78%
	2010	47	11.89	557	2.31%	1.67%	6.20%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class:
Guggenheim VT Global Managed Futures Strategies (Pinnacle)
	2014	15	$7.57	$114	0.00%	1.35%	10.57%
	2013	12	6.85	83	0.00%	1.35%	1.21%
	2012	1	6.77	9	0.00%	1.35%	(12.41)%
	2011	1	7.72	5	0.00%	1.35%	(9.86)%
	2010	2	8.57	16	0.00%	1.35%	(4.84)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle IV)
	2014	1	7.52	9	0.00%	1.45%	10.46%
	2013	2	6.81	14	0.00%	1.45%	1.10%
	2012	2	6.74	15	0.00%	1.45%	(12.50)%
	2011	3	7.70	25	0.00%	1.45%	(9.95)%
	2010	10	8.55	88	0.00%	1.45%	(4.93)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle V)
	2014	72	7.48	536	0.00%	1.55%	10.35%
	2013	35	6.78	238	0.00%	1.55%	1.00%
	2012	34	6.71	225	0.00%	1.55%	(12.59)%
	2011	30	7.68	231	0.00%	1.55%	(10.04)%
	2010	21	8.53	182	0.00%	1.55%	(5.03)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge)
	2014	25	7.46	185	0.00%	1.60%	10.29%
	2013	24	6.76	165	0.00%	1.60%	0.95%
	2012	33	6.70	222	0.00%	1.60%	(12.63)%
	2011	29	7.67	225	0.00%	1.60%	(10.09)%
	2010	21	8.53	175	0.00%	1.60%	(5.08)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II)
	2014	11	7.67	84	0.00%	1.15%	10.80%
	2013	9	6.92	64	0.00%	1.15%	1.41%
	2012	12	6.82	79	0.00%	1.15%	(12.23)%
	2011	11	7.77	87	0.00%	1.15%	(9.68)%
	2010	7	8.61	60	0.00%	1.15%	(4.64)%
Guggenheim VT Global Managed Futures Strategies (IQ Annuity)
	2014	3	7.52	20	0.00%	1.45%	10.46%
	2013	3	6.81	18	0.00%	1.45%	1.10%
	2012	2	6.74	16	0.00%	1.45%	(12.50)%
	2011	3	7.70	20	0.00%	1.45%	(9.95)%
	2010	6	8.55	55	0.00%	1.45%	(4.93)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus)
	2014	1	7.42	9	0.00%	1.67%	10.21%
	2013	1	6.73	9	0.00%	1.67%	0.88%
	2012	1	6.68	9	0.00%	1.67%	(12.69)%
	2011	1	7.65	5	0.00%	1.67%	(10.15)%
	2010	*-	8.51	1	0.00%	1.67%	(5.15)%
Guggenheim VT Multi-Hedge Strategies (AdvantEdge)
	2014	19	8.80	166	0.00%	1.60%	2.99%
	2013	24	8.54	208	0.00%	1.60%	0.03%
	2012	23	8.54	196	1.01%	1.60%	0.58%
	2011	3	8.49	27	0.00%	1.60%	1.73%
	2010	3	8.35	28	0.00%	1.60%	4.48%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II)
	2014	15	$9.07	$134	0.00%	1.15%	3.46%
	2013	20	8.76	177	0.00%	1.15%	0.49%
	2012	32	8.72	276	0.89%	1.15%	1.04%
	2011	10	8.63	83	0.00%	1.15%	2.20%
	2010	9	8.45	78	0.00%	1.15%	4.96%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice)
	2014	5	9.03	47	0.00%	1.00%	3.61%
	2013	6	8.72	48	0.00%	1.00%	0.64%
	2012	6	8.66	50	0.62%	1.00%	1.20%
	2011	5	8.56	43	0.00%	1.00%	2.35%
	2010	6	8.36	52	0.00%	1.00%	5.12%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3)
	2014	1	8.70	5	0.00%	1.55%	3.04%
	2013	1	8.45	5	0.00%	1.55%	0.08%
	2012	1	8.44	5	0.26%	1.55%	0.63%
	2011	2	8.39	18	0.00%	1.55%	1.78%
	2010	2	8.24	17	0.00%	1.55%	4.54%
Guggenheim VT Multi-Hedge Strategies (Grandmaster)
	2014	6	8.82	57	0.00%	1.35%	3.25%
	2013	6	8.55	55	0.00%	1.35%	0.28%
	2012	7	8.52	56	0.68%	1.35%	0.84%
	2011	5	8.45	39	0.00%	1.35%	1.99%
	2010	3	8.29	23	0.00%	1.35%	4.75%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity)
	2014	4	8.76	38	0.00%	1.45%	3.14%
	2013	4	8.50	38	0.00%	1.45%	0.18%
	2012	5	8.48	43	0.58%	1.45%	0.74%
	2011	5	8.42	43	0.00%	1.45%	1.89%
	2010	3	8.26	25	0.00%	1.45%	4.64%
Guggenheim VT Multi-Hedge Strategies (Pinnacle)
	2014	*-	8.82	*-	0.00%	1.45%	(11.77)%
	2012	1	8.52	6	0.36%	1.35%	0.84%
	2011	2	8.45	13	0.00%	1.35%	1.99%
	2010	1	8.29	10	0.00%	1.35%	4.75%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV)
	2014	7	8.88	61	0.00%	1.45%	3.14%
	2013	10	8.61	86	0.00%	1.45%	0.18%
	2012	11	8.59	97	0.60%	1.45%	0.74%
	2011	12	8.53	99	0.00%	1.45%	1.89%
	2010	16	8.37	135	0.00%	1.45%	4.64%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E)
	2014	*-	10.90	1	0.00%	1.15%	3.46%
	2013	1	10.53	13	0.00%	1.15%	0.49%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus)
	2014	3	8.63	29	0.00%	1.67%	2.91%
	2013	5	8.39	38	0.00%	1.67%	(0.04)%
	2012	6	8.39	53	0.61%	1.67%	0.51%
	2011	6	8.35	48	0.00%	1.67%	1.66%
	2010	3	8.21	22	0.00%	1.67%	4.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle V)
	2014	26	$8.82	$229	0.00%	1.55%	3.04%
	2013	35	8.56	296	0.00%	1.55%	0.08%
	2012	62	8.55	532	0.72%	1.55%	0.63%
	2011	34	8.50	292	0.00%	1.55%	1.78%
	2010	31	8.35	258	0.00%	1.55%	4.54%
Guggenheim VT Long Short Equity (AdvantEdge)
	2014	2	10.06	22	0.00%	1.60%	1.15%
	2013	2	9.94	18	0.01%	1.60%	15.58%
	2012	2	8.60	15	0.00%	1.60%	2.75%
	2011	4	8.37	30	0.00%	1.60%	(8.05)%
	2010	3	9.11	25	0.00%	1.60%	9.43%
Guggenheim VT Long Short Equity (AnnuiChoice II)
	2014	7	10.37	76	0.00%	1.15%	1.61%
	2013	7	10.20	74	0.00%	1.15%	16.11%
	2012	6	8.79	49	0.00%	1.15%	3.23%
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
	2010	3	9.22	31	0.00%	1.15%	9.93%
Guggenheim VT Long Short Equity (AnnuiChoice)
	2014	1	10.18	8	0.00%	1.00%	1.77%
	2013	1	10.00	8	0.00%	1.00%	16.28%
	2012	1	8.60	8	0.00%	1.00%	3.38%
	2011	4	8.32	33	0.00%	1.00%	(7.49)%
	2010	4	8.99	36	0.00%	1.00%	10.10%
Guggenheim VT Long Short Equity (GrandMaster flex3)
	2014	1	9.81	9	0.00%	1.55%	1.20%
	2013	1	9.69	9	0.00%	1.55%	15.64%
	2012	1	8.38	8	0.00%	1.55%	2.81%
	2011	1	8.15	11	0.00%	1.55%	(8.01)%
	2010	1	8.86	12	0.00%	1.55%	9.49%
Guggenheim VT Long Short Equity (Grandmaster)
	2014	*-	9.94	3	0.00%	1.35%	1.41%
	2013	*-	9.80	3	0.00%	1.35%	15.87%
	2011	*-	8.21	*-	0.00%	1.35%	(7.82)%
	2010	*-	8.91	3	0.00%	1.35%	9.71%
Guggenheim VT Long Short Equity (IQ Annuity)
	2014	2	9.87	20	0.00%	1.45%	1.31%
	2013	3	9.75	25	0.00%	1.45%	15.76%
	2012	3	8.42	23	0.00%	1.45%	2.91%
	2011	4	8.18	34	0.00%	1.45%	(7.91)%
	2010	4	8.89	37	0.00%	1.45%	9.60%
Guggenheim VT Long Short Equity (Pinnacle)
	2014	4	9.94	38	0.00%	1.35%	1.41%
	2013	4	9.80	39	0.01%	1.35%	15.87%
	2011	*-	8.21	*-	0.00%	1.35%	(7.82)%
	2010	2	8.91	16	0.00%	1.35%	9.71%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle IV)
	2014	4	$10.15	$40	0.00%	1.45%	1.31%
	2013	7	10.02	73	0.00%	1.45%	15.76%
	2012	9	8.66	78	0.00%	1.45%	2.91%
	2011	11	8.41	96	0.00%	1.45%	(7.91)%
	2010	15	9.14	136	0.00%	1.45%	9.60%
Guggenheim VT Long Short Equity (Pinnacle Plus)
	2014	1	9.73	13	0.00%	1.67%	1.08%
	2013	1	9.62	9	0.00%	1.67%	15.50%
	2012	1	8.33	8	0.00%	1.67%	2.68%
	2011	1	8.12	8	0.00%	1.67%	(8.12)%
	2010	2	8.83	13	0.00%	1.67%	9.35%
Guggenheim VT Long Short Equity (Pinnacle V)
	2014	28	10.08	285	0.00%	1.55%	1.20%
	2013	14	9.96	135	0.00%	1.55%	15.64%
	2012	19	8.62	162	0.00%	1.55%	2.81%
	2011	25	8.38	207	0.00%	1.55%	(8.01)%
	2010	40	9.11	362	0.00%	1.55%	9.49%
ETF Shares:
iShares Core Total US Bond Market ETF (Varoom ®)
	2014	5	27.12	137	2.51%	1.75%	4.14%
	2013	5	26.04	137	2.38%	1.75%	(3.71)%
	2012	8	27.04	208	2.82%	1.75%	1.98%
	2011	8	26.52	209	1.40%	1.75%	5.67%
iShares Core Total US Bond Market ETF (Varoom GLWB 2)
	2014	20	26.24	536	2.52%	2.55%	3.29%
	2013	20	25.40	512	2.30%	2.55%	(4.49)%
	2012	18	26.60	477	3.10%	2.55%	1.14%
	2011	13	26.30	349	1.69%	2.55%	4.81%
iShares Core Total US Bond Market ETF (Varoom GLWB 3)
	2014	2	25.67	42	2.52%	1.90%	3.98%
	2013	2	24.69	40	1.80%	1.90%	(3.86)%
	2012	1	25.68	16	1.92%	1.90%	1.79%
iShares Core Total US Bond Market ETF (Varoom GLWB 5)
	2014	27	24.99	681	2.61%	2.75%	3.08%
	2013	22	24.25	537	2.25%	2.75%	(4.69)%
	2012	13	25.44	339	1.46%	2.75%	0.90%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2014	10	26.49	254	2.63%	2.55%	1.19%
	2013	10	26.18	260	2.80%	2.55%	(2.84)%
	2012	11	26.94	298	3.05%	2.55%	4.32%
	2011	8	25.83	219	2.31%	2.55%	3.09%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 3)
	2014	1	26.46	18	2.64%	1.90%	1.87%
	2013	1	25.97	18	0.87%	1.90%	(2.19)%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 5)
	2014	22	25.76	573	2.64%	2.75%	0.98%
	2013	12	25.50	318	2.32%	2.75%	(3.04)%
	2012	2	26.30	51	2.02%	2.75%	4.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Barclays TIPS Bond ETF (Varoom)
	2014	4	$26.48	$112	1.38%	1.75%	1.78%
	2013	4	26.01	111	0.92%	1.75%	(10.06)%
	2012	7	28.92	211	2.39%	1.75%	4.70%
	2011	5	27.63	127	2.67%	1.75%	10.26%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2014	2	25.62	62	1.65%	2.55%	0.95%
	2013	2	25.38	55	1.05%	2.55%	(10.79)%
	2012	3	28.45	76	2.47%	2.55%	3.85%
	2011	2	27.39	51	3.14%	2.55%	9.37%
iShares Barclays TIPS Bond ETF (Varoom GLWB 3)
	2014	*-	23.70	3	1.48%	1.90%	1.62%
	2013	*-	23.32	4	0.98%	1.90%	(10.20)%
	2012	1	25.97	13	2.22%	1.90%	4.32%
iShares Barclays TIPS Bond ETF (Varoom GLWB 5)
	2014	3	23.08	79	1.59%	2.75%	0.74%
	2013	2	22.91	57	1.26%	2.75%	(10.98)%
	2012	1	25.73	33	1.27%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2014	1	30.03	16	5.91%	1.75%	0.09%
	2013	1	30.00	16	6.13%	1.75%	4.00%
	2012	1	28.85	15	7.02%	1.75%	9.56%
	2011	*-	26.33	8	4.84%	1.75%	4.19%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2014	2	29.06	48	5.90%	2.55%	(0.72)%
	2013	2	29.27	46	5.77%	2.55%	3.15%
	2012	3	28.38	72	6.29%	2.55%	8.67%
	2011	2	26.11	58	4.69%	2.55%	3.34%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2014	4	29.32	110	5.93%	1.90%	(0.06)%
	2013	2	29.33	45	5.39%	1.90%	3.84%
	2012	2	28.25	44	4.31%	1.90%	9.39%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2014	7	28.54	202	5.91%	2.75%	(0.93)%
	2013	5	28.81	134	6.11%	2.75%	2.94%
	2012	3	27.99	92	1.98%	2.75%	8.44%
iShares S&P 500 Growth Index ETF (Varoom)
	2014	3	42.23	141	1.45%	1.75%	12.66%
	2013	3	37.49	126	1.69%	1.75%	30.61%
	2012	1	28.70	29	2.23%	1.75%	11.98%
	2011	1	25.63	17	2.18%	1.75%	2.69%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2014	17	41.20	707	1.43%	2.35%	11.97%
	2013	19	36.80	689	1.63%	2.35%	29.81%
	2012	21	28.35	585	2.10%	2.35%	11.29%
	2011	16	25.47	418	1.85%	2.35%	2.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2014	*-	40.87	8	1.38%	2.55%	11.75%
	2013	*-	36.57	12	1.82%	2.55%	29.55%
	2012	1	28.23	17	1.90%	2.55%	11.06%
	2011	1	25.42	15	1.81%	2.55%	1.85%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 3)
	2014	4	$41.14	$158	1.47%	1.90%	12.49%
	2013	3	36.57	106	1.33%	1.90%	30.41%
	2012	1	28.04	30	2.95%	1.90%	11.80%
iShares S&P 500 Growth Index ETF (Varoom GLWB 4)
	2014	94	40.30	3,782	1.54%	2.55%	11.75%
	2013	60	36.07	2,179	1.67%	2.55%	29.55%
	2012	22	27.84	599	2.06%	2.55%	11.06%
iShares S&P 500 Growth Index ETF (Varoom GLWB 5)
	2014	2	40.05	85	1.55%	2.75%	11.52%
	2013	2	35.91	56	1.45%	2.75%	29.28%
	2012	*-	27.78	3	1.70%	2.75%	10.83%
iShares Core S&P 500 Index ETF (Varoom)
	2014	9	41.80	380	1.93%	1.75%	11.60%
	2013	9	37.45	347	2.13%	1.75%	30.55%
	2012	7	28.69	202	2.35%	1.75%	13.51%
	2011	6	25.27	155	1.95%	1.75%	1.28%
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2014	216	40.78	8,812	1.91%	2.35%	10.92%
	2013	227	36.76	8,342	1.98%	2.35%	29.75%
	2012	250	28.33	7,072	2.35%	2.35%	12.82%
	2011	198	25.11	4,973	2.11%	2.35%	0.66%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2014	20	40.44	793	1.91%	2.55%	10.70%
	2013	21	36.54	772	2.10%	2.55%	29.49%
	2012	18	28.22	519	2.29%	2.55%	12.59%
	2011	16	25.06	390	2.35%	2.55%	0.46%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2014	21	41.55	866	2.03%	1.90%	11.43%
	2013	16	37.29	591	2.37%	1.90%	30.35%
	2012	5	28.61	133	2.13%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2014	875	40.71	35,603	2.04%	2.55%	10.70%
	2013	564	36.78	20,742	2.10%	2.55%	29.49%
	2012	237	28.40	6,729	2.28%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2014	49	40.45	1,981	2.07%	2.75%	10.47%
	2013	29	36.62	1,050	2.16%	2.75%	29.22%
	2012	13	28.34	376	2.41%	2.75%	12.35%
iShares S&P 500 Value Index ETF (Varoom)
	2014	2	40.46	74	2.23%	1.75%	10.21%
	2013	2	36.71	69	2.26%	1.75%	29.30%
	2012	2	28.39	56	3.39%	1.75%	16.07%
	2011	1	24.46	16	3.59%	1.75%	(2.32)%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2014	11	39.47	448	2.22%	2.35%	9.54%
	2013	12	36.03	446	2.22%	2.35%	28.51%
	2012	14	28.04	388	2.67%	2.35%	15.36%
	2011	11	24.31	267	2.41%	2.35%	(2.91)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2014	1	$39.15	$39	2.32%	2.55%	9.32%
	2013	1	35.81	30	1.79%	2.55%	28.24%
	2012	1	27.92	41	2.39%	2.55%	15.13%
	2011	2	24.25	38	3.36%	2.55%	(3.11)%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
	2014	5	41.73	201	2.66%	1.90%	10.05%
	2013	1	37.92	34	2.49%	1.90%	29.10%
	2012	1	29.37	43	2.86%	1.90%	15.32%
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2014	40	40.89	1,635	2.34%	2.55%	9.32%
	2013	27	37.40	1,023	2.46%	2.55%	28.24%
	2012	11	29.16	325	2.45%	2.55%	14.55%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2014	3	40.63	121	2.29%	2.75%	9.09%
	2013	3	37.24	100	2.48%	2.75%	27.98%
	2012	*-	29.10	12	2.33%	2.75%	14.32%
iShares Core S&P MidCap Index ETF (Varoom)
	2014	6	39.23	233	1.39%	1.75%	7.77%
	2013	6	36.41	219	1.49%	1.75%	31.33%
	2012	5	27.72	149	1.90%	1.75%	15.99%
	2011	4	23.90	88	1.16%	1.75%	(3.92)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2014	66	38.28	2,511	1.39%	2.35%	7.11%
	2013	66	35.74	2,357	1.41%	2.35%	30.53%
	2012	75	27.38	2,051	1.63%	2.35%	15.28%
	2011	59	23.75	1,402	1.38%	2.35%	(4.51)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2014	8	37.96	303	1.39%	2.55%	6.89%
	2013	8	35.52	283	1.46%	2.55%	30.26%
	2012	7	27.26	196	1.54%	2.55%	15.05%
	2011	7	23.70	160	1.40%	2.55%	(4.70)%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2014	8	40.55	325	1.45%	1.90%	7.61%
	2013	6	37.68	244	1.53%	1.90%	31.13%
	2012	2	28.74	46	2.08%	1.90%	15.82%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2014	260	39.73	10,335	1.50%	2.55%	6.89%
	2013	160	37.16	5,950	1.51%	2.55%	30.26%
	2012	68	28.53	1,953	1.70%	2.55%	15.05%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2014	12	39.48	483	1.53%	2.75%	6.67%
	2013	6	37.01	239	1.24%	2.75%	30.00%
	2012	2	28.47	50	2.08%	2.75%	14.81%
iShares Core S&P Small Cap Index ETF (Varoom)
	2014	3	40.40	138	1.20%	1.75%	3.92%
	2013	5	38.87	204	1.17%	1.75%	39.44%
	2012	3	27.88	91	2.10%	1.75%	13.86%
	2011	2	24.48	49	1.07%	1.75%	(1.02)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2014	32	$39.41	$1,271	1.28%	2.35%	3.29%
	2013	31	38.16	1,185	1.13%	2.35%	38.59%
	2012	37	27.53	1,031	1.87%	2.35%	13.16%
	2011	29	24.33	714	1.17%	2.35%	(1.62)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2014	4	39.09	157	1.27%	2.55%	3.08%
	2013	4	37.92	155	1.16%	2.55%	38.31%
	2012	4	27.42	104	1.75%	2.55%	12.93%
	2011	3	24.28	82	1.35%	2.55%	(1.82)%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2014	5	41.68	205	1.33%	1.90%	3.76%
	2013	4	40.17	149	1.31%	1.90%	39.23%
	2012	*-	28.85	11	2.11%	1.90%	13.68%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2014	128	40.83	5,235	1.38%	2.55%	3.08%
	2013	76	39.62	2,992	1.21%	2.55%	38.31%
	2012	34	28.64	981	2.01%	2.55%	12.93%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2014	10	40.58	422	1.42%	2.75%	2.86%
	2013	5	39.45	182	1.17%	2.75%	38.03%
	2012	2	28.58	56	2.06%	2.75%	12.70%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2014	1	24.70	26	1.33%	1.75%	(4.43)%
	2013	1	25.85	28	1.82%	1.75%	(2.81)%
	2012	1	26.59	17	2.28%	1.75%	3.69%
	2011	*-	25.65	11	2.86%	1.75%	(0.28)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2014	50	24.10	1,207	1.33%	2.35%	(5.02)%
	2013	45	25.37	1,142	1.76%	2.35%	(3.40)%
	2012	38	26.27	1,007	2.21%	2.35%	3.05%
	2011	27	25.49	692	2.74%	2.35%	(0.89)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2014	1	23.90	18	1.33%	2.55%	(5.21)%
	2013	1	25.22	18	1.91%	2.55%	(3.60)%
	2012	2	26.16	40	2.39%	2.55%	2.84%
	2011	1	25.44	34	1.75%	2.55%	(1.09)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 3)
	2014	1	24.58	34	1.35%	1.90%	(4.58)%
	2013	*-	25.76	11	2.01%	1.90%	(2.95)%
	2012	*-	26.54	13	0.56%	1.90%	3.53%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 4)
	2014	206	24.08	4,957	1.30%	2.55%	(5.21)%
	2013	113	25.40	2,875	1.61%	2.55%	(3.60)%
	2012	36	26.35	958	1.05%	2.55%	2.84%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 5)
	2014	1	23.93	23	1.33%	2.75%	(5.40)%
	2013	1	25.30	22	1.73%	2.75%	(3.79)%
	2012	1	26.29	16	1.42%	2.75%	2.63%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2014	7	$39.15	$276	2.05%	1.75%	8.15%
	2013	6	36.20	223	2.16%	1.75%	27.21%
	2012	5	28.45	133	2.73%	1.75%	9.20%
	2011	5	26.06	132	2.66%	1.75%	4.25%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2014	13	37.88	510	2.03%	2.55%	7.27%
	2013	14	35.31	486	1.83%	2.55%	26.18%
	2012	21	27.99	597	2.65%	2.55%	8.31%
	2011	17	25.84	437	2.09%	2.55%	3.40%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2014	5	37.86	173	2.07%	1.90%	7.98%
	2013	3	35.06	109	2.40%	1.90%	27.02%
	2012	1	27.60	29	1.61%	1.90%	9.03%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2014	24	36.86	872	2.15%	2.75%	7.05%
	2013	16	34.43	561	2.12%	2.75%	25.92%
	2012	9	27.34	247	2.44%	2.75%	8.09%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2014	1	21.97	30	2.69%	1.75%	(1.80)%
	2013	1	22.37	31	2.56%	1.75%	(6.43)%
	2012	2	23.91	58	2.88%	1.75%	19.35%
	2011	1	20.03	27	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2014	7	21.26	155	2.67%	2.55%	(2.60)%
	2013	7	21.82	156	2.64%	2.55%	(7.19)%
	2012	6	23.51	153	3.42%	2.55%	18.38%
	2011	6	19.86	113	0.00%	2.55%	(22.61)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 3)
	2014	2	25.67	64	2.76%	1.90%	(1.95)%
	2013	2	26.19	55	3.67%	1.90%	(6.57)%
	2012	1	28.03	40	2.84%	1.90%	19.17%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 5)
	2014	9	25.00	237	2.85%	2.75%	(2.80)%
	2013	5	25.71	130	2.86%	2.75%	(7.38)%
	2012	2	27.76	47	4.05%	2.75%	18.13%
Vanguard Tax-Managed International ETF (Varoom)
	2014	1	27.97	35	3.37%	1.75%	(7.64)%
	2013	1	30.28	38	3.13%	1.75%	19.97%
	2012	1	25.24	21	3.53%	1.75%	19.81%
	2011	1	21.07	13	0.01%	1.75%	(16.56)%
Vanguard Tax-Managed International ETF (Varoom GLWB 1)
	2014	44	27.29	1,199	3.38%	2.35%	(8.20)%
	2013	39	29.73	1,173	2.74%	2.35%	19.24%
	2012	42	24.93	1,046	6.29%	2.35%	19.08%
	2011	32	20.94	671	0.00%	2.35%	(17.07)%
Vanguard Tax-Managed International ETF (Varoom GLWB 2)
	2014	5	27.06	144	3.38%	2.55%	(8.39)%
	2013	5	29.54	137	2.67%	2.55%	19.00%
	2012	3	24.83	75	3.74%	2.55%	18.83%
	2011	2	20.89	44	0.03%	2.55%	(17.24)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Tax-Managed International ETF (Varoom GLWB 3)
	2014	6	$31.48	$201	3.36%	1.90%	(7.78)%
	2013	3	34.14	100	3.84%	1.90%	19.79%
	2012	*-	28.50	14	4.21%	1.90%	19.63%
Vanguard Tax-Managed International ETF (Varoom GLWB 4)
	2014	160	30.85	4,929	3.44%	2.55%	(8.39)%
	2013	88	33.67	2,956	2.80%	2.55%	19.00%
	2012	35	28.30	996	4.43%	2.55%	18.83%
Vanguard Tax-Managed International ETF (Varoom GLWB 5)
	2014	8	30.65	241	3.43%	2.75%	(8.58)%
	2013	3	33.53	93	2.88%	2.75%	18.75%
	2012	1	28.23	28	4.47%	2.75%	18.59%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2014	*-	29.73	9	3.10%	1.75%	5.77%
	2013	*-	28.11	8	3.73%	1.75%	(3.82)%
	2012	*-	29.22	9	3.73%	1.75%	8.76%
	2011	*-	26.87	8	3.14%	1.75%	7.01%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2014	1	28.77	19	3.09%	2.55%	4.91%
	2013	1	27.42	18	4.10%	2.55%	(4.61)%
	2012	1	28.74	23	3.87%	2.55%	7.87%
	2011	1	26.64	20	2.83%	2.55%	6.14%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2014	3	28.02	84	3.43%	1.90%	1.42%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2014	3	27.28	79	3.14%	2.75%	4.70%
	2013	2	26.06	58	4.12%	2.75%	(4.80)%
	2012	2	27.37	44	2.42%	2.75%	7.65%
Vanguard Large-Cap Index ETF (Varoom)
	2014	2	41.41	67	1.83%	1.75%	11.39%
	2013	2	37.17	60	1.97%	1.75%	30.92%
	2012	2	28.39	49	4.06%	1.75%	13.65%
	2011	*-	24.98	*-	1.83%	1.75%	(0.36)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2014	8	40.07	304	1.83%	2.55%	10.49%
	2013	8	36.26	286	1.84%	2.55%	29.85%
	2012	12	27.93	326	2.42%	2.55%	12.72%
	2011	11	24.78	262	1.93%	2.55%	(1.17)%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2014	5	41.57	216	1.88%	1.90%	11.23%
	2013	3	37.37	110	2.14%	1.90%	30.72%
	2012	1	28.59	15	2.30%	1.90%	13.47%
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2014	16	40.47	656	1.97%	2.75%	10.26%
	2013	10	36.70	382	2.01%	2.75%	29.58%
	2012	7	28.32	202	1.63%	2.75%	12.49%
Vanguard Mega Cap Index ETF (Varoom)
	2014	1	41.54	33	1.92%	1.75%	11.35%
	2013	1	37.30	30	2.07%	1.75%	30.42%
	2011	*-	25.20	*-	2.07%	1.75%	0.51%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2014	*-	$40.19	$14	1.88%	2.55%	10.45%
	2013	*-	36.39	14	2.10%	2.55%	29.36%
	2012	*-	28.13	13	2.49%	2.55%	12.56%
	2011	*-	24.99	6	2.73%	2.55%	(0.30)%
Vanguard Mega Cap Index ETF (Varoom GLWB 3)
	2014	2	41.54	86	2.15%	1.90%	11.18%
	2013	*-	37.36	18	1.58%	1.90%	30.22%
	2012	*-	28.69	11	4.16%	1.90%	13.32%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2014	2	40.44	89	1.93%	2.75%	10.22%
	2013	2	36.69	79	2.12%	2.75%	29.09%
	2012	2	28.42	63	1.60%	2.75%	12.33%
Vanguard REIT Index ETF (Varoom)
	2014	1	39.99	60	3.93%	1.75%	28.06%
	2013	2	31.23	47	3.99%	1.75%	0.70%
	2012	3	31.01	98	5.23%	1.75%	15.31%
	2011	1	26.89	32	5.12%	1.75%	5.29%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2014	3	38.70	120	3.85%	2.55%	27.02%
	2013	3	30.46	106	4.23%	2.55%	(0.12)%
	2012	4	30.50	118	3.82%	2.55%	14.36%
	2011	3	26.67	83	1.29%	2.55%	4.43%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2014	3	39.10	115	4.36%	1.90%	27.87%
	2013	1	30.58	33	5.12%	1.90%	0.55%
	2012	1	30.41	30	4.08%	1.90%	15.13%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2014	6	38.07	228	3.98%	2.75%	26.76%
	2013	6	30.03	168	4.36%	2.75%	(0.32)%
	2012	4	30.13	108	2.93%	2.75%	14.13%
Vanguard Total Bond Market Index ETF (Varoom)
	2014	8	27.11	207	2.51%	1.75%	4.04%
	2013	8	26.05	199	2.97%	1.75%	(3.90)%
	2012	5	27.11	127	3.68%	1.75%	2.78%
	2011	3	26.38	85	1.83%	1.75%	5.21%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2014	324	26.45	8,568	2.51%	2.35%	3.41%
	2013	310	25.58	7,935	2.71%	2.35%	(4.49)%
	2012	261	26.78	6,984	3.51%	2.35%	2.15%
	2011	186	26.21	4,866	2.04%	2.35%	4.57%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2014	30	26.23	782	2.52%	2.55%	3.20%
	2013	27	25.42	699	2.59%	2.55%	(4.69)%
	2012	28	26.67	738	3.56%	2.55%	1.94%
	2011	20	26.16	535	2.64%	2.55%	4.36%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2014	24	25.58	616	2.57%	1.90%	3.88%
	2013	14	24.62	353	3.63%	1.90%	(4.05)%
	2012	4	25.66	90	3.29%	1.90%	1.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2014	1,406	$25.06	$35,223	2.57%	2.55%	3.20%
	2013	823	24.28	19,987	2.74%	2.55%	(4.69)%
	2012	261	25.48	6,654	3.12%	2.55%	1.23%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2014	83	24.90	2,076	2.58%	2.75%	2.99%
	2013	42	24.18	1,022	2.77%	2.75%	(4.88)%
	2012	16	25.42	403	3.22%	2.75%	1.02%
Vanguard VI Money Market (Varoom GLWB 2)
	2014	1	9.05	5	0.09%	2.55%	(2.46)%
	2013	*-	9.28	5	0.12%	2.55%	(2.44)%
	2012	*-	9.51	4	0.20%	2.55%	(2.45)%
Vanguard VI Money Market (Varoom GLWB 3)
	2014	12	9.46	118	0.09%	1.90%	(1.81)%
	2013	12	9.63	111	0.07%	1.90%	(1.79)%
Vanguard VI Money Market (Varoom GLWB 5)
	2014	13	9.21	120	0.09%	2.75%	(2.66)%
	2013	7	9.46	66	0.15%	2.75%	(2.65)%
	2012	2	9.72	19	0.12%	2.75%	(2.65)%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2014	2	24.40	42	1.25%	1.90%	(0.56)%
	2013	1	24.53	25	1.41%	1.90%	(1.77)%
	2012	1	24.98	35	1.90%	1.90%	(0.09)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2014	10	23.83	237	1.23%	2.75%	(1.42)%
	2013	5	24.18	133	1.65%	2.75%	(2.63)%
	2012	2	24.83	58	1.15%	2.75%	(0.68)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

With Report of Independent Auditors

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2014, 2013 and 2012

Report of Independent Auditors

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Unmodified Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audits also included the financial statement supplementary information listed in Schedules I, III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits. In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

2

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,504,962	$2,533,932
Preferred and common stocks	200,439	206,204
Investment in common stock of subsidiary	377,539	320,975
Mortgage loans	81,500	42,754
Policy loans	120,517	116,464
Derivatives	1,831	—
Cash, cash equivalents and short-term investments	53,752	103,767
Receivable for securities	3,141	3,032
Securities lending reinvested collateral assets	11,639	10,335
Other invested assets	114,207	93,086
Total cash and invested assets	3,469,527	3,430,549

Investment income due and accrued	31,800	31,214
Net deferred income tax asset	13,162	13,037
Amounts receivable on reinsurance contracts	18,896	19,069
Other admitted assets	2,345	2,274
Separate account assets	2,571,348	2,560,538
Total admitted assets	$6,107,078	$6,056,681

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,396,371	$2,307,492
Liability for deposit-type contracts	298,317	292,380
Policy and contract claims	244	100
Total policy and contract liabilities	2,694,932	2,599,972

General expense due and accrued	357	342
Current federal income taxes payable to parent	2,819	6,099
Transfer to separate accounts due and accrued, net	(8,926)	23,703
Asset valuation reserve	79,789	85,771
Interest maintenance reserve	1,835	3,568
Amounts payable on reinsurance contracts	17,854	16,911
Other liabilities	15,693	22,586
Derivatives	632	461
Payable for securities lending	66,957	68,707
Separate account liabilities	2,571,348	2,560,538
Total liabilities	5,443,290	5,388,658

Capital and surplus:
Common stock, $2 par value, authorized 1,500 shares, issued and outstanding 1,500 shares	3,000	3,000
Paid-in surplus	613,164	613,164
Accumulated surplus (deficit)	47,624	51,859
Total capital and surplus	663,788	668,023
Total liabilities and capital and surplus	$6,107,078	$6,056,681

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$407,465	$249,788	$302,173
Net investment income	156,221	148,222	147,132
Considerations for supplementary contracts with life contingencies	6,955	6,901	5,921
Amortization of the interest maintenance reserve	2,701	960	2,440
Reserve adjustments on reinsurance ceded	(75,730)	(71,934)	(108,699)
Fees from management of separate accounts	12,230	10,333	10,265
Other revenues	4,196	4,248	3,393
Total premiums and other revenues	514,038	348,518	362,625

Benefits paid or provided:
Death benefits	6,779	8,120	12,946
Annuity benefits	134,773	127,914	113,119
Surrender benefits	305,633	289,453	256,896
Payments on supplementary contracts with life contingencies	4,002	3,350	3,049
Increase (decrease) in policy reserves and other policyholders’ funds	100,505	(2,210)	71,168
Total benefits paid or provided	551,692	426,627	457,178

Insurance expenses and other deductions:
Commissions	23,345	16,686	18,093
Commissions and expenses on reinsurance assumed	15	15	16
General expenses	28,324	25,973	15,423
Net transfers to (from) separate accounts	(138,241)	(156,984)	(168,627)
Other deductions	1,170	1,049	761
Total insurance expenses and other deductions	(85,387)	(113,261)	(134,334)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	47,733	35,152	39,781
Federal income tax expense (benefit), excluding tax on capital gains	8,560	9,480	6,878
Gain (loss) from operations before net realized capital gains (losses)	39,173	25,672	32,903
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	17,787	16,483	771
Net income (loss)	$56,960	$42,155	$33,674

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2012	$3,000	$613,164	$(68,964)	$547,200
Net income (loss)	—	—	33,674	33,674
Change in net deferred income tax	—	—	(6,854)	(6,854)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $3,597)	—	—	35,840	35,840
Net change in nonadmitted assets and related items	—	—	10,592	10,592
Change in asset valuation reserve	—	—	(21,904)	(21,904)
Change in surplus in separate accounts	—	—	1,143	1,143
Balance, December 31, 2012	3,000	613,164	(16,473)	599,691
Net income (loss)	—	—	42,155	42,155
Change in net deferred income tax	—	—	(3,810)	(3,810)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $11,405)	—	—	40,473	40,473
Net change in nonadmitted assets and related items	—	—	5,376	5,376
Change in asset valuation reserve	—	—	(18,333)	(18,333)
Change in surplus in separate accounts	—	—	2,471	2,471
Balance, December 31, 2013	3,000	613,164	51,859	668,023
Net income (loss)	—	—	56,960	56,960
Change in net deferred income tax	—	—	2,899	2,899
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($8,341)	—	—	41,239	41,239
Net change in nonadmitted assets and related items	—	—	(11,265)	(11,265)
Change in asset valuation reserve	—	—	5,982	5,982
Change in surplus in separate accounts			(50)	(50)
Dividends to stockholders	—	—	(100,000)	(100,000)
Balance, December 31, 2014	$3,000	$613,164	$47,624	$663,788

See accompanying notes.

5

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$414,542	$256,470	$306,863
Net investment income received	158,360	143,615	146,821
Benefits paid	(537,757)	(515,450)	(523,553)
Net transfers from (to) separate accounts	104,549	200,653	180,836
Commissions and expense paid	(52,813)	(45,146)	(34,313)
Federal income taxes recovered (paid)	(25,975)	(11,423)	(5,078)
Other, net	16,743	16,712	23,493
Net cash from (for) operations	77,649	45,431	95,069

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	550,678	565,511	528,057
Preferred and common stocks	242,007	182,379	74,431
Mortgage loans	1,431	1,288	2,978
Other invested assets	11,902	17,127	13,947
Net gains (losses) on cash, cash equivalents and short-term investments	12	6	18
Miscellaneous proceeds	—	4,679	10,099
Net proceeds from investments sold, matured or repaid	806,030	770,990	629,530

Cost of investments acquired:
Debt securities	(545,663)	(540,487)	(646,685)
Preferred and common stocks	(235,539)	(158,754)	(69,364)
Mortgage loans	(40,177)	(312)	(2,366)
Other invested assets	(32,734)	(29,618)	(31,539)
Miscellaneous applications	(3,166)	(9,937)	—
Total cost of investments acquired	(857,279)	(739,108)	(749,954)

Net change in policy and other loans	(4,053)	2,550	4,716
Net cash from (for) investments	(55,302)	34,432	(115,708)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	5,937	(7,330)	(15,556)
Dividends paid to stockholder	(75,017)	—	—
Other cash provided (applied)	(3,282)	(29,167)	(9,704)
Net cash from (for) financing and miscellaneous sources	(72,362)	(36,497)	(25,260)

Net change in cash, cash equivalents and short-term investments	(50,015)	43,366	(45,899)
Cash, cash equivalents and short-term investments:
Beginning of year	103,767	60,401	106,300
End of year	$53,752	$103,767	$60,401

Cash flow information for noncash transactions
Dividends paid to The Western and Southern Life Insurance Company in the form of debt securities	$(24,983)	$—	$—

See accompanying notes.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2014, approximately 53.1% of the gross premiums and annuity considerations for the Company were derived from Florida, Illinois, Michigan, New Jersey, Ohio, Pennsylvania and Texas.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and the District of Columbia and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. The Department has the right to permit other specific practices that deviate from NAIC SAP. At December 31, 2014, 2013 and 2012, there are no differences in the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the state of Ohio. Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies issued, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2014	2013
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$663,788	$668,023
Policy reserves	(212,921)	(154,497)
Adjustments to invested asset carrying values	326,630	233,642
Income taxes	16,839	12,487
Asset valuation and interest maintenance reserves	81,624	89,339
Value of insurance in force	(1)	1,113
Deferred policy acquisition costs	38,280	44,398
Deferred sales inducements	2,617	3,722
Subsidiary equity	163,997	179,210
Reinsurance recoverable	(153,980)	(152,583)
Other, net	171	5,793
Stockholder’s equity, GAAP basis	$927,044	$930,647

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2014	2013	2012
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$56,960	$42,155	$33,674
Deferred policy acquisition costs	(3,514)	(4,593)	(3,099)
Deferred sales inducements	(1,469)	(1,104)	(541)
Policy reserves	(2,463)	445	(16)
Invested asset carrying values/income	(1,891)	(3,289)	411
Value of insurance in force	(1,982)	(3,513)	(4,078)
Interest maintenance reserve	171	(960)	4,483
Other invested assets adjustments	3,429	—	—
Realized gains/losses	(5,948)	(2,411)	(2,976)
Federal income tax expense	7,512	2,856	(2,193)
Investment in subsidiary	37,477	27,238	32,585
Income from MODCO reinsurance treaty	(1,398)	(3,742)	(2,165)
Dividends from subsidiaries	(6,500)	—	—
Other	—	—	(1,596)
Net income (loss), GAAP basis	$80,384	$53,082	$54,489

Other significant statutory accounting practices follow.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company’s insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Securities Lending

At December 31, 2014, the Company has loaned $65.3 million and $43.3 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. At December 31, 2013, the Company has loaned $67.1 million and $58.4 million (fair value) in the general and separate account, respectively, of various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2014 and 2013, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2014 and 2013, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2014, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2014, the fair value of the total collateral is $110.5 million, $98.9 million of which is managed by an affiliated agent and $11.6 million of which is managed by an unaffiliated agent. At December 31, 2013, the fair value of the total collateral is $128.2 million, $117.9 million of which is managed by an affiliated agent and $10.3 million of which was managed by an unaffiliated agent.

The aggregate collateral broken out by maturity date is as follows at December 31, 2014:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	37,662	37,659
31 to 60 days	10,212	10,210
61 to 90 days	9,736	9,731
91 to 120 days	6,206	6,200
121 to 180 days	611	610
181 to 365 days	20,037	20,006
1 to 2 years	1,000	999
2 to 3 years	—	—
Greater than 3 years	25,138	25,138
Total collateral	$110,602	$110,553

At December 31, 2014, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $111.1 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

There is no difference in the policy and procedures for the separate account. In addition, collateral for separate account securities lent is held in the general account with a corresponding payable and receivable between the general and separate accounts. The corresponding payable and receivable is included in the due to/from general account/separate account line on the balance sheets and was $44.1 million and $59.6 million at December 31, 2014 and 2013, respectively.

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2015.

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$10,380	$43	$(89)	$10,334
Debt securities issued by states of the U.S. and political subdivisions of the states	31,887	2,364	(110)	34,141
Corporate securities	1,673,767	186,009	(7,130)	1,852,646
Commercial mortgage-backed securities	184,993	6,532	(300)	191,225
Residential mortgage-backed securities	329,520	26,126	(4,107)	351,539
Asset-backed securities	274,415	14,742	(981)	288,176
Total	$2,504,962	$235,816	$(12,717)	$2,728,061

At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$26,382	$62	$(1,021)	$25,423
Debt securities issued by states of the U.S. and political subdivisions of the states	32,219	733	(714)	32,238
Corporate securities	1,702,687	141,367	(10,174)	1,833,880
Commercial mortgage-backed securities	203,159	7,960	(1,266)	209,853
Residential mortgage-backed securities	328,640	20,494	(11,167)	337,967
Asset-backed securities	240,845	6,834	(3,445)	244,234
Total	$2,533,932	$177,450	$(27,787)	$2,683,595

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2014 and 2013, the Company held unrated or less-than-investment-grade corporate debt securities with a book/adjusted carrying value of $236.7 million and $248.5 million, respectively, with an aggregate fair value of $246.0 million and $261.2 million, respectively. As of December 31, 2014 and 2013, such holdings amount to 9.5% and 9.8%, respectively, of the Company’s investments in debt securities and 3.9% and 4.1%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks and common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$5,663	$83	$(38)	$5,708

Common stocks, unaffiliated	$151,187	$49,338	$(5,749)	$194,776
Common stocks, mutual funds	—	—	—	—
Common stocks, subsidiary	228,982	148,557	—	377,539
	$380,169	$197,895	$(5,749)	$572,315

At December 31, 2013:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$132,953	$73,010	$(2,052)	$203,911
Common stocks, mutual funds	2,166	127	—	2,293
Common stocks, subsidiary	228,982	91,993	—	320,975
	$364,101	$165,130	$(2,052)	$527,179

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$(89)	$4,813
Debt securities issued by states of the U.S. and political subdivisions of the states	(26)	974	(84)	2,916
Corporate securities	(6,588)	192,919	(542)	17,129
Commercial mortgage-backed securities(1)	(180)	13,542	(120)	7,998
Residential mortgage-backed securities(1)	(1,574)	13,894	(2,533)	62,975
Asset-backed securities(1)	(560)	50,155	(421)	7,896
Total	$(8,928)	$271,484	$(3,789)	$103,727

Preferred stocks	$(38)	$2,435	$—	$—
Common stocks, unaffiliated	$(3,702)	$27,231	$(2,047)	$2,577

(1) Amounts relate to securities subject to SSAP 43R.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less		Unrealized Losses Greater
	Than 12 Months		Than or Equal to 12 Months
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(52)	$5,924	$(969)	$3,965
Debt securities issued by states of the U.S. and political subdivisions of the states	(714)	15,511	—	—
Corporate securities	(9,593)	258,504	(581)	9,962
Commercial mortgage-backed securities(1)	(1,266)	43,900	—	74
Residential mortgage-backed securities(1)	(7,221)	103,649	(3,946)	37,724
Asset-backed securities(1)	(2,994)	72,778	(451)	1,904
Total	$(21,840)	$500,266	$(5,947)	$53,629

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,941)	$20,159	$(111)	$332

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2014 and 2013, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate-related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 4.3% and 4.9% of the carrying value of these securities at December 31, 2014 and 2013, respectively. At December 31, 2014, there were a total of

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

209 securities held that are considered temporarily impaired, 53 of which have been impaired for 12 months or longer. At December 31, 2013, there were a total of 362 securities held that are considered temporarily impaired, 39 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $1.4 million, $6.3 million, and $6.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following is a list of each loan-backed security held at December 31, 2014, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2014, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other-Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2014:

3622MPAP3	$273	$241	$32	$241	$184	12/31/2014
173100AR9	1,266	1,153	113	1,153	657	9/30/2014
52520QAG9	2,149	2,064	85	2,064	1,986	9/30/2014
759950GV4	3,109	2,906	203	2,906	2,691	9/30/2014
3622MPAP3	511	438	73	438	289	6/30/2014
Total	XXX	XXX	$506	XXX	XXX

The Company had no other-than-temporary impairments on loan-backed and structured securities for the year ended December 31, 2014, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2014, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$82,000	$82,763
After one through five	563,768	614,718
After five through ten	566,046	581,222
After ten	504,220	618,418
Mortgage-backed securities/asset-backed securities	788,928	830,940
Total	$2,504,962	$2,728,061

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2014, 2013 and 2012 were $156.3 million, $331.8 million, and $336.6 million; gross gains of $6.8 million, $3.9 million, and $6.1 million; and gross losses of $1.3 million, $8.1 million, and $5.3 million were realized on those sales, respectively.

Proceeds from the sales of investments in equity securities during 2014, 2013 and 2012 were $194.9 million, $133.9 million and $64.5 million; gross gains of $32.4 million, $30.4 million, and $13.1 million; and gross losses of $5.7 million, $5.9 million, and $5.8 million were realized on those sales, respectively.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Realized capital gains (losses)	$33,902	$18,816	$2,530
Less amount transferred to IMR (net of related taxes (benefits) of $1,066 in 2014, ($1,075) in 2013, and of, $545 in 2012)	1,980	(1,995)	1,012
Less federal income tax expense (benefit) on realized capital gains (losses)	14,135	4,328	747
Net realized capital gains (losses)	$17,787	$16,483	$771

Net investment income consisted of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Debt securities	$128,985	$130,361	$131,680
Equity securities	13,243	2,937	2,768
Mortgage loans	2,965	2,724	2,651
Policy loans	9,190	8,599	9,209
Cash, cash equivalents and short-term investments	284	175	475
Derivative instruments	—	—	2
Other invested assets	3,437	5,643	1,952
Other	836	453	775
Gross investment income	158,940	150,892	149,512
Investment expenses	2,719	2,670	2,380
Net investment income	$156,221	$148,222	$147,132

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2014, 58.5% of such mortgages, or $47.7 million, involved properties located in California, Florida and Kentucky. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $19.6 million. During 2014, the respective maximum and minimum lending rates for mortgage loans issued were 5.2% and 4.8%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2014, the Company did not reduce interest rates on any outstanding mortgages.

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2014	2013
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$1,831	$—
Gross amounts offset	—	—
Net amount of assets	$1,831	$—

Derivative liabilities:
Gross amount of recognized liabilities	$(632)	$(461)
Gross amounts offset	—	—
Net amount of liabilities	$(632)	$(461)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities include residential mortgage-backed NAIC 6 securities representing subordinated tranches in securitization trusts containing residential mortgage loans. These securities are currently rated below investment grade. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs. Also included in Level 2 assets and liabilities are call options. The fair values of these instruments are determined through the use of third-party pricing services utilizing market observable inputs.

•                  Level 3 – Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

vendorr’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities, asset/mortgage-backed securities, and surplus notes have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities and auction rate securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined through the use of third-party pricing services utilizing market observable inputs.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014
Assets:
Residential mortgage-backed securities	$630	$—	$630	$—
Common stocks, unaffiliated	194,776	194,776	—	—
Derivative assets	1,831	—	1,831	—
Separate account assets*	730,310	728,105	2,205	—
Total assets	$927,547	$922,881	$4,666	$—

Liabilities:
Derivative liabilities	$(632)	$—	$(632)	$—

At December 31, 2013
Assets:
Bonds, industrial and misc.	$55	$—	$55	$—
Residential mortgage-backed securities	3,406	—	3,406	—
Common stocks, unaffiliated	203,911	203,911	—	—
Common stocks, mutual funds	2,293	2,293	—	—
Separate account assets*	684,401	681,752	2,649	—
Total assets	$894,066	$887,956	$6,110	$—

Liabilities:
Derivative liabilities	$(461)	$—	$(461)	$—

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Beginning Asset (Liability)	Total Realized/ Unrealized Gains		Purchases, Sales,			Ending Asset (Liability)
	as of	(Losses) Included in:		Issuances	Transfers	Transfers	as of
	January 1, 2013	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2013
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$24	$—	$—	$—	$—	$(24)	$—
Total assets	$24	$—	$—	$—	$—	$(24)	$—

Liabilities:
Derivative liabilities	$(49)	$—	$—	$—	$—	$49	$—

*     Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,504,962	$2,728,061	$5,520	$2,576,811	$145,730
Common stock, unaffiliated	194,776	194,776	194,776	—	—
Preferred stock	5,663	5,708	—	5,708	—
Mortgage loans	81,500	90,785	—	—	90,785
Cash, cash equivalents and short-term investments	53,752	53,735	53,735	—	—
Other invested assets, surplus notes	6,108	7,829	—	7,829	—
Securities lending reinvested collateral assets	11,639	11,639	11,639	—	—
Derivative assets	1,831	1,831	—	1,831	—
Separate account assets	2,571,348	2,677,941	728,338	1,764,929	184,674

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,263,529	$1,379,248	$—	$—	$1,379,248
Derivative liabilities	632	632	—	632	—
Securities lending liability	66,957	66,957	—	66,957	—
Separate account liabilities*	1,804,791	1,948,035	—	—	1,948,035

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

	December 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,533,932	$2,683,595	$6,949	$2,436,985	$239,661
Common stock:
Unaffiliated	203,911	203,911	203,911	—	—
Mutual funds	2,293	2,293	2,293	—	—
Mortgage loans	42,754	45,946	—	—	45,946
Cash, cash equivalents and short-term investments	103,767	103,767	103,767	—	—
Other invested assets, surplus notes	6,110	7,165	—	7,165	—
Securities lending reinvested collateral assets	10,335	10,335	10,335	—	—
Separate account assets	2,560,538	2,653,531	694,493	1,793,861	165,177

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,255,412	$1,340,958	$—	$—	$1,340,958
Derivative liabilities	461	461	—	461	—
Securities lending liability	68,707	68,707	—	—	68,707
Separate account liabilities*	1,853,930	2,074,456	—	—	2,074,456

*     Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company received a $6.5 million ordinary dividend from its subsidiary, National Integrity, in 2014. The dividend was in the form of cash.

The Company did not receive any dividends in 2013 or 2012.

The Company paid a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend to its parent, Western and Southern, in 2014. The dividend consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

No dividends were paid during 2013 and 2012.

The Company received no capital contributions in 2014, 2013 or 2012.

The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2014 or 2013. The Company had $2.3 million and $2.4 million payable to parent, subsidiaries and affiliates as of December 31, 2014 and 2013, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for a further description.

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Direct premiums	$409,461	$252,750	$307,072
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	106	102	109
Ceded premiums:
Affiliates	(1,694)	(2,567)	(4,523)
Nonaffiliates	(408)	(497)	(485)
Net premiums	$407,465	$249,788	$302,173

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Benefits paid or provided:
Affiliates	$77,054	$76,633	$113,651
Nonaffiliates	2,753	1,805	1,313
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	5,311	7,486	8,436
Amounts receivable on reinsurance contracts:
Affiliates	11,501	12,467	11,226
Nonaffiliates	364	405	628

In 2014, 2013 and 2012, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2014, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2014, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2014, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2014, if all reinsurance agreements were cancelled.

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $2.8 million and $6.1 million at December 31, 2014 and 2013, respectively. The tax years of 2008 through 2014 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2014, in the event of future net losses is $27.1 million, $13.4 million, and $10.3 million from 2014, 2013 and 2012, respectively.

The components of net deferred tax asset/(liability) at December 31 are as follows:

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$54,301	$5,568	$59,869
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	54,301	5,568	59,869
(d)	Deferred tax assets nonadmitted	18,660	—	18,660
(e)	Subtotal net admitted deferred tax assets (c – d)	35,641	5,568	41,209
(f)	Deferred tax liabilities	9,936	18,111	28,047
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$25,705	$(12,543)	$13,162

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$54,643	$716	$55,359
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	54,643	716	55,359
(d)	Deferred tax assets nonadmitted	7,544	—	7,544
(e)	Subtotal net admitted deferred tax assets (c – d)	47,099	716	47,815
(f)	Deferred tax liabilities	8,980	25,798	34,778
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$38,119	$(25,082)	$13,037

38

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(342)	$4,852	$4,510
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(342)	4,852	4,510
(d)	Deferred tax assets nonadmitted	11,116	—	11,116
(e)	Subtotal net admitted deferred tax assets (c – d)	(11,458)	4,852	(6,606)
(f)	Deferred tax liabilities	956	(7,687)	(6,731)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$(12,414)	$12,539	$125

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$11,962	$1,200	$13,162
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	97,594
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	23,679	4,368	28,047
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$35,641	$5,568	$41,209

39

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$12,710	$327	$13,037
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	98,287
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	34,389	389	34,778
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$47,099	$716	$47,815

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(748)	$873	$125
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(693)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(10,710)	3,979	(6,731)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(11,458)	$4,852	$(6,606)

40

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2014	2013
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	971%	980%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$76,111	$80,825

		12/31/2014
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$54,301	$5,568
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.01%	2.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$35,641	$5,568
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	7.28%	2.91%

		12/31/2013
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$54,643	$716
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.42%	0.59%
(c)	Net Admitted Adjusted Gross DTAs amount	$47,099	$716
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	6.27%	0.68%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies
(a)	Adjusted gross DTAs amount	$(342)	$4,852
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(0.41)%	1.41%
(c)	Net Admitted Adjusted Gross DTAs amount	$(11,458)	$4,852
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	1.01%	2.23%

41

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2014	12/31/2013	12/31/2012
			(in thousands)
(1)	Current income tax
	(a)	Federal	$8,390	$11,635	$10,734
	(b)	Foreign	170	18	29
	(c)	Subtotal	8,560	11,653	10,763
	(d)	Federal income tax on net capital gains	14,135	4,328	747
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	(2,173)	(3,885)
	(g)	Federal and foreign income taxes incurred	$22,695	$13,808	$7,625

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2014	12/31/2013	Change
			(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	45,247	43,132	2,115
		(4) Investments	2,138	4,403	(2,265)
		(5) Deferred acquisition costs	6,712	6,937	(225)
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	—	—	—
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	—	—	—
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	204	171	33
		(99) Subtotal	54,301	54,643	(342)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	18,660	7,544	11,116
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	35,641	47,099	(11,458)
	(e)	Capital
		(1) Investments	5,568	716	4,852
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	5,568	716	4,852
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99 – 2f – 2g)	5,568	716	4,852
	(i)	Admitted deferred tax assets (2d + 2h)	$41,209	$47,815	$(6,606)

42

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2014	12/31/2013	Change
			(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1) Investments	$8,439	$7,072	$1,367
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	1,393	1,824	(431)
		(5) Other	104	84	20
		(99) Subtotal	9,936	8,980	956
	(b)	Capital
		(1) Investments	18,111	25,798	(7,687)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	18,111	25,798	(7,687)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$28,047	$34,778	$(6,731)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$13,162	$13,037	$125

Among the more significant book-to-tax adjustments were the following:

	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate	12/31/2012**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)
Provision computed at statutory rate	$28,572	35.00%	$12,303	35.00%	$13,923	35.00%
Dividend received deduction	(3,452)	(4.23)	(366)	(1.04)	(1,024)	(2.57)
Tax credits	(1,532)	(1.88)	(1,472)	(4.19)	(2,610)	(6.56)
Interest maintenance reserve adjustment	(3,737)	(4.58)	—	0.00	—	0.00
Other	(55)	(0.06)	568	1.62	3,304	8.30
Total statutory income taxes	$19,796	24.25%	$11,033	31.39%	$13,593	34.17%

Federal and foreign income taxes incurred	$22,695	27.80%	$9,480	26.97%	$6,878	17.29%
Change in net deferred income taxes	(2,899)	(3.55)	1,553	4.42	6,715	16.88
Total statutory income taxes	$19,796	24.25%	$11,033	31.39%	$13,593	34.17%

*The 2014 presentation was changed to reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**Excludes change in net deferred income taxes on realized gains/losses of $2,257 and $139 for the years ended December 31, 2013 and 2012, respectively.

At December 31, 2014, the Company had $0.0 of operating loss carryforwards and $0.6 million of deferred tax liabilities that are not recognized.

As of December 31, 2014 and 2013, the Company had a balance of $1.7 million and $1.7 million, respectively, in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

43

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2014 and 2013, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $47.6 million by the end of 2015 without seeking prior regulatory approval based on earned surplus of $47.6 million at December 31, 2014.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds.  The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders.   The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators. As of December 31, 2014, the Company does not have a recorded liability, as there are no anticipated payments relating to these audits.

44

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders.  The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions. The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2014, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2014, the Company has future commitments to provide additional capital contributions of $29.7 million to private equity joint ventures, limited partnerships and limited liability companies, excluding those related to Low Income Housing Tax Credit properties.

At December 31, 2014, the Company has future commitments to provide additional capital contributions of $1.2 million to joint ventures, limited partnerships and limited liability companies investing in Low Income Housing Tax Credit properties.

45

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2014, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(1,630)	$1,290,767	$—	$1,289,137	26.0%
At book value less current surrender charge of 5% or more	205,298	514,024	—	719,322	14.5
At fair value	—	—	705,428	705,428	14.2
Total with adjustment or at market value	203,668	1,804,791	705,428	2,713,887	54.7
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	765,544	—	—	765,544	15.4
Not subject to discretionary withdrawal	1,485,806	—	—	1,485,806	29.9
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,455,018	1,804,791	705,428	4,965,237	100.0%
Less reinsurance ceded	5,230	—	—	5,230
Net annuity reserves and deposit-type contract liabilities	$2,449,788	$1,804,791	$705,428	$4,960,007

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

46

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments and systematic transfer options. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. The guaranteed rate options and systematic transfer options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative.  The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, a death benefit that is adjusted annually to the current account value, and an additional death benefit ranging from 25% to 40% of the gain in the contract. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts.  The death benefit and cash value under the variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.

As of December 31, 2014, the Company’s general account had a maximum guarantee for separate account liabilities of $13.4 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $1.7 million, $1.2 million, $0.9 million, $0.4 million and $0.4 million in 2014, 2013, 2012, 2011 and 2010, respectively. The Company’s general account paid $0.2 million, $0.1 million, $0.9 million, $0.6 million and $1.6 million towards separate account guarantees in 2014, 2013, 2012, 2011, and 2010, respectively.

47

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2014, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$97,173	$5,939	$83,745	$186,857

Reserves for separate accounts with assets at:
Fair value	$—	$—	$713,238	$713,238
Amortized cost	1,355,929	448,862	—	1,804,791
Total reserves	$1,355,929	$448,862	$713,238	$2,518,029

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,118,028	$172,739	$—	$1,290,767
At book value without fair value adjustment and with current surrender charge of 5% or more	237,901	276,123	—	514,024
At fair value	—	—	713,238	713,238
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,355,929	448,862	713,238	2,518,029
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,355,929	$448,862	$713,238	$2,518,029

48

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2014, is presented below:

2014
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$194,428
Transfers from separate accounts	333,057
Net transfers to (from) separate accounts	(138,629)

Reconciling adjustments:
Policy deductions and other expenses	1,055
Other changes in surplus in Separate Account Statement	(50)
Other account adjustments	(617)
Transfers as reported in the Summary of Operations of the Company	$(138,241)

49

Financial Statement Schedules (Statutory-Basis)

Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2014

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$45,103	$45,863	$45,103
States, municipalities and political subdivisions	346,462	366,969	346,462
Foreign governments	51,475	53,586	51,475
All other corporate bonds	2,061,922	2,261,643	2,061,922
Preferred Stock	5,663	5,708	5,663
Total fixed maturities	2,510,625	2,733,769	2,510,625

Equity securities
Common stocks:
Industrial, miscellaneous and all other	151,187	194,776	194,776

Mortgage loans on real estate	81,500		81,500
Policy loans	120,517		120,517
Other long-term investments	82,258		82,258
Cash, cash equivalents and short-term investments	65,391		65,391
Total investments	$3,011,478		$3,055,067

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

50

Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2014
Individual life	$269,283	$—	$151	$7,409	$20,876	$19,145	$522
Individual health	—	—	—	—	—	—	—	$—
Group life and health	11,864	—	—	—	872	(433)	—	—
Annuity	2,115,224	—	93	407,011	122,089	532,980	14,891
Corporate and other	—	—	—	—	12,384	—	12,911
	$2,396,371	$—	$244	$414,420	$156,221	$551,692	$28,324

Year ended December 31, 2013
Individual life	$264,361	$—	$3	$7,389	$20,861	$14,779	$427
Individual health	—	—	—	—	—	—	—	$—
Group life and health	13,291	—	—	—	909	329	5	—
Annuity	2,029,840	—	97	249,300	119,996	411,519	12,779
Corporate and other	—	—	—	—	6,456	—	12,762
	$2,307,492	$—	$100	$256,689	$148,222	$426,627	$25,973

Year ended December 31, 2012
Individual life	$265,408	$—	$4	$6,382	$26,498	$11,932	$1,005
Individual health	—	—	—	—	—	—	—	$—
Group life and health	13,149	—	—	—	735	(484)	49	—
Annuity	2,043,194	—	105	301,712	119,899	445,730	14,369
Corporate and other	—	—	—	—	—	—	—
	$2,321,751	$—	$109	$308,094	$147,132	$457,178	$15,423

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2014
Life insurance in force	$403,889	$202,960	$24,070	$224,999	11%
Premiums:
Individual life	$7,600	$297	$106	$7,409	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	408,816	1,805	—	407,011	0%
	$416,416	$2,102	$106	$414,420	0%

Year ended December 31, 2013
Life insurance in force	$418,468	$209,970	$25,317	$233,815	11%
Premiums:
Individual life	$7,624	$337	$102	$7,389	1%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	252,027	2,727	—	249,300	0%
	$259,651	$3,064	$102	$256,689	0%

Year ended December 31, 2012
Life insurance in force	$438,389	$219,350	$26,804	$245,843	11%
Premiums:
Individual life	$6,651	$378	$109	$6,382	2%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	306,342	4,630	—	301,712	0%
	$312,993	$5,008	$109	$308,094	0%

52

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2014, 2013 and 2012

With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2014, 2013 and 2012

Report of Independent Auditors

The Board of Directors

Western & Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Western & Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2014, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, to meet the requirements of Ohio the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western & Southern Life Insurance Company at December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2014.

Unmodified Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of Western & Southern Life Insurance Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audits also included the financial statement supplementary information listed in Schedules I, III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits. In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 28, 2015

2

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,431,372	$3,220,000
Preferred and common stocks	1,645,069	1,576,554
Investments in common stocks of subsidiaries	1,937,762	2,095,469
Mortgage loans	16,855	17,821
Policy loans	171,739	174,288
Real estate:
Properties held for the production of income	3,598	3,269
Properties occupied by the Company	27,375	27,274
Cash, cash equivalents and short-term investments	103,786	225,014
Receivable for securities	81,294	1,823
Derivatives	25,365	36,960
Receivable for collateral on derivatives	122,439	—
Securities lending reinvested collateral assets	118,951	24,147
Other invested assets	1,028,194	910,242
Total cash and invested assets	8,713,799	8,312,861

Investment income due and accrued	46,443	43,430
Premiums deferred and uncollected	52,387	53,076
Current federal income taxes recoverable	—	5,658
Net deferred income tax asset	62,340	—
Receivables from parent, subsidiaries and affiliates	19,927	19,302
Other admitted assets	24,582	20,425
Separate account assets	998,798	950,530
Total admitted assets	$9,918,276	$9,405,282

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,642,900	$2,648,765
Accident and health reserves	228,318	221,970
Liability for deposit-type contracts	240,364	243,598
Policy and contract claims	66,789	70,762
Dividends payable to policyholders	41,301	41,418
Premiums received in advance	5,104	5,236
Total policy and contract liabilities	3,224,776	3,231,749

General expense due and accrued	23,275	20,494
Current federal income taxes payable	6,529	—
Net deferred income tax liability	—	41,645
Transfer to (from) separate accounts due and accrued, net	(23)	(896)
Asset valuation reserve	345,398	312,001
Interest maintenance reserve	34,893	37,788
Other liabilities	298,516	199,577
Pension liability	141,502	—
Liability for postretirement benefits other than pensions	219,000	199,500
Derivatives	72,401	10,607
Payable for securities lending	259,001	191,276
Separate account liabilities	998,798	950,530
Total liabilities	5,624,066	5,194,271

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,238,207	4,155,008
Total capital and surplus	4,294,210	4,211,011
Total liabilities and capital and surplus	$9,918,276	$9,405,282

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$263,212	$266,831	$279,169
Net investment income	685,561	322,805	279,174
Considerations for supplementary contracts with life contingencies	88	26	—
Amortization of the interest maintenance reserve	2,819	3,051	3,269
Commissions and expenses on reinsurance ceded	228	248	272
Other revenues	755	4,967	1,413
Total premiums and other revenues	952,663	597,928	563,297

Benefits paid or provided:
Death benefits	152,473	178,356	155,765
Annuity benefits	95,125	93,837	97,039
Disability and accident and health benefits	19,007	19,492	23,705
Surrender benefits	81,811	81,891	113,907
Payments on supplementary contracts with life contingencies	578	650	702
Other benefits	6,846	15,627	6,632
Increase in policy reserves and other policyholders’ funds	16,253	21,663	27,356
Total benefits paid or provided	372,093	411,516	425,106

Insurance expenses and other deductions:
Commissions	27,457	29,110	31,636
Commissions and expenses on reinsurance assumed	1,590	1,700	1,814
General expenses	134,210	124,880	148,016
Net transfers to (from) separate account	(50,284)	(49,709)	(47,129)
Reserve adjustments on reinsurance assumed	(75,453)	(71,897)	(108,494)
Other deductions	52,604	80,477	54,690
Total insurance expenses and other deductions	90,124	114,561	80,533

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	490,446	71,851	57,658

Dividends to policyholders	57,433	58,404	58,121
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	433,013	13,447	(463)
Federal income tax expense (benefit), excluding tax on capital gains	35,578	20,887	22,591
Gain (loss) from operations before net realized capital gains (losses)	397,435	(7,440)	(23,054)
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	122,027	98,014	34,212
Net income (loss)	$519,462	$90,574	$11,158

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2012	$1,000	$25,003	$3,528,554	$3,554,557
Net income (loss)	—	—	11,158	11,158
Change in net deferred income tax	—	—	39,815	39,815
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $34,354)	—	—	141,406	141,406
Net change in nonadmitted assets and related items	—	—	16,338	16,338
Change in asset valuation reserve	—	—	(28,278)	(28,278)
Change in additional minimum pension liability, net of tax	—	—	(36,459)	(36,459)
Capital contribution	—	30,000	—	30,000
Balance, December 31, 2012	1,000	55,003	3,672,534	3,728,537
Net income (loss)	—	—	90,574	90,574
Change in net deferred income tax	—	—	37,817	37,817
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $93,360)	—	—	389,294	389,294
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	5,731	5,731
Net change in nonadmitted assets and related items	—	—	396,890	396,890
Change in asset valuation reserve	—	—	(74,097)	(74,097)
Cumulative effect of changes in accounting principles	—	—	10,272	10,272
Dividends to stockholders	—	—	(50,000)	(50,000)
Change in pension liability from adoption of SSAP 102	—	—	(428,390)	(428,390)
Change in unrecognized post retirement benefit obligation			104,383	104,383
Balance, December 31, 2013	1,000	55,003	4,155,008	4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholder	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation	—	—	(108,911)	(108,911)
Balance, December 31, 2014	$1,000	$55,003	$4,238,207	$4,294,210

See accompanying notes.

5

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$264,930	$273,414	$276,802
Net investment income received	428,422	299,503	283,237
Benefits paid	(376,189)	(400,130)	(266,879)
Net transfers from (to) separate accounts	51,156	48,813	47,129
Commissions and expense paid	(84,281)	(69,361)	(170,542)
Dividends paid to policyholders	(57,551)	(57,993)	(58,206)
Federal income taxes recovered (paid)	(90,217)	(51,664)	(62,946)
Other, net	983	5,214	203
Net cash from (for) operations	137,253	47,796	48,798

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	724,949	755,524	1,015,903
Preferred and common stocks	1,065,984	884,423	423,749
Mortgage loans	967	13,972	5,832
Real estate	—	—	6,710
Other invested assets	137,028	99,765	117,553
Net gains (losses) on cash, cash equivalents and short-term investments	(25)	9	26
Miscellaneous proceeds	80,090	11,856	—
Net proceeds from investments sold, matured or repaid	2,008,993	1,765,549	1,569,773

Cost of investments acquired:
Debt securities	(722,393)	(596,233)	(1,046,066)
Preferred and common stocks	(1,022,947)	(1,076,369)	(474,934)
Real estate	(1,989)	(1,015)	(7,459)
Other invested assets	(185,211)	(143,590)	(157,478)
Miscellaneous applications	(291,956)	(8,874)	(5,268)
Total cost of investments acquired	(2,224,496)	(1,826,081)	(1,691,205)

Net change in policy and other loans	2,549	902	(1,462)
Net cash from (for) investments	(212,954)	(59,630)	(122,894)

Financing activities
Capital paid in	—	—	30,000
Net deposits on deposit-type contract funds and other insurance liabilities	(3,233)	(10,702)	(428)
Dividends paid to stockholder	(100,000)	(231)	—
Other cash provided (applied)	57,706	129,343	(98,539)
Net cash from (for) financing and miscellaneous sources	(45,527)	118,410	(68,967)

Net change in cash, cash equivalents and short-term investments	(121,228)	106,576	(143,063)
Cash, cash equivalents and short-term investments:
Beginning of year	225,014	118,438	261,501
End of year	$103,786	$225,014	$118,438

Cash flow information for noncash transactions
Dividends paid to Western & Southern Financial Group, Inc. in the form of common stock	$—	$(49,769)	$—
Capital contribution to Columbus Life Insurance Company in the form of common stock	$—	$(49,012)	$—
Dividend from Integrity Life Insurance Company in the form of debt securities	$24,983	$—	$—
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$184,074	$—	$—

See accompanying notes.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2014, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,171.7 million and $2,193.9 million were allocated to the Closed Block as of December 31, 2014 and 2013, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•                  The extent and length of time the fair value has been below the book/adjusted carrying value;

•                  The reasons for the decline in value;

•                  Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•                  For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally certain intercompany receivables, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment, and also the prepaid pension asset for 2013 only), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with IRS tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2014	2013
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$4,294,210	$4,211,011
Deferred policy acquisition costs	219,256	238,194
Policy reserves	24,219	44,733
Asset valuation and interest maintenance reserves	380,291	349,789
Unrecognized benefit plan adjustments	—	21,642
Employee benefits	(94,506)	(86,619)
Income taxes	(182,512)	(171,880)
Adjustments to invested asset carrying values	564,127	348,135
Subsidiary equity	1,275,370	1,174,658
Policyholder dividend obligation	(368,508)	(241,131)
Reinsurance	171,239	151,791
Other, net	33,973	40,230
Stockholder’s equity, GAAP basis	$6,317,159	$6,080,553

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2014	2013	2012*
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$519,462	$90,574	$11,158
Deferred policy acquisition costs	2,119	2,482	7,026
Policy reserves	676	11,417	2,933
Employee benefits	(9,302)	(2,922)	4,284
Income taxes	39,746	(10,937)	11,882
Interest maintenance reserve	(2,896)	(2,638)	1,676
SAP vs. GAAP subsidiary income	204,071	215,250	256,756
Invested asset carrying values/income	(16,207)	35,785	(21,970)
Investment write-downs	13,926	697	341
Income from subsidiary reinsurance	1,397	3,741	2,167
Realized gains and losses	(14,238)	(3,628)	(2,896)
Dividends from subsidiaries	(350,000)	—	—
Other invested assets adjustments	(30,657)	—	—
Other, net	(8,228)	43,199	9,320
Net income (loss), GAAP basis	$349,869	$383,020	$282,677

* Effective January 1, 2012, the Company changed its method of accounting for the cost of long-duration universal life and traditional life reinsurance contracts. In conjunction with this change, changes were also made to the Company’s accounting policy regarding estimated gross profits/margins and excess reserves established in accordance with Statement of Position (SOP) 03-1. In addition, it was determined that additional reserves were needed in accordance with SOP 03-1.  The Company’s 2012 financial statements have been restated to reflect the change in accounting and correction of an error to each year in order to present comparable financial statement data.

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2014	2013
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	9.6%	9.9%
1941 Standard Industrial, 2-1/2% – 3-1/2%	12.7	13.9
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	23.1	23.7
1980 Commissioners Standard Ordinary, 4% – 6%	38.7	38.1
2001 Commissioners Standard Ordinary, 3-1/2% – 4-1/2%	9.3	7.7
Other, 2-1/2% – 6%	4.9	5.0
	98.3	98.3
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	1.7	1.7
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.

As of December 31, 2014 and 2013, reserves of $23.4 million and $24.1 million, respectively, were recorded on in-force amounts of $1,247.7 million and $1,247.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2014 and 2013. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

At December 31, 2014, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $252.9 million and $91.8 million in the general and separate account, respectively. At December 31, 2013, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $186.7 million and $61.0 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2014 and 2013, the Company did not nonadmit any portion of the loaned securities.

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2014 and 2013, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

At December 31, 2014, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2014, the fair value of the total collateral in the general account was $258.1 million, $139.1 million of which was managed by an affiliated agent and $119.0 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $93.8 million, which was all managed by an unaffiliated agent. At December 31, 2013, the fair value of the total collateral in the general account was $190.9 million, $166.7 million of which was managed by an affiliated agent and $24.2 million of

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $62.5 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents.

The aggregate collateral broken out by maturity date is as follows at December 31, 2014:

	Amortized Cost	Fair Value
	(In Thousands)

Open	$—	$—
30 days or less	254,175	254,170
31 to 60 days	14,015	14,013
61 to 90 days	12,589	12,583
91 to 120 days	6,312	6,305
121 to 180 days	2,343	2,339
181 to 365 days	32,715	32,665
1 to 2 years	1,300	1,300
2 to 3 years	—	—
Greater than 3 years	28,570	28,570
Total collateral	$352,019	$351,945

At December 31, 2014, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $259.0 million and $93.8 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any transactions that extend beyond one year from the reporting date.

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective January 1, 2013, the Company changed its methodology of reporting the dividend accumulation liability to a policy-level basis from an aggregate basis.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded an increase of $5.7 million to surplus through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 102, Accounting for Pensions, A Replacement of SSAP No. 89 (SSAP 102). SSAP 102 requires any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to utilize the minimum transition option reflected in paragraph 85 of SSAP 102 which requires the initial transition liability to be the greater of 10% of the calculated surplus impact of $12.3 million, the estimated annual amortization of “unrecognized items” of $48.7 million, and the difference between accumulated benefit obligation and fair value of plan assets of $90.6 million. The minimum transition liability was $90.6 million.

The Company had recorded an additional minimum pension liability at December 31, 2012, of $85.5 million, under the previous guidance for pensions, SSAP 89, Accounting for Pensions, A Replacement of SSAP No. 8.  As a result of the adoption of SSAP 102 requiring a minimum transition liability of $90.6 million, the Company recorded a $5.1 million increase to the pension liability on January 1, 2013, and a $3.3 million decrease to surplus, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. On January 1, 2013, the plan was underfunded by $123.2 million. The amount previously recognized at December 31, 2012, was $85.5 million. The amount recognized at January 1, 2013, was $5.1 million. As a result, the remaining transition liability at adoption was $32.6 million.

Although the Company elected the transition option for surplus deferral, and SSAP 102 allows up to ten years for deferral, the Company must continue to recognize a minimum amount of the transition liability annually. SSAP 102 requires the Company to recognize each year an amount that is at least equal to the estimated annual amortization of the unrecognized items in effect at transition. The Company’s estimated annual amortization of the unrecognized items in effect at transition is $48.7 million.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

As a result, the Company anticipated that the remaining $32.6 million surplus impact from the election of the transition deferral in SSAP 102 would be recognized in 2014. However, due to favorable assumption changes at December 31, 2013, the entire amount was recognized in 2013.

As a result of the adoption of SSAP 102, the Company will no longer carry a nonadmitted prepaid pension asset on the balance sheet unless the plan assets exceed the plan obligation.  At adoption, this resulted in a net change in nonadmitted assets through surplus of $428.4 million which was offset by a change in the pension liability from adoption of SSAP 102 in surplus of $428.4 million at January 1, 2013. Both items are reflected on the statements of changes in capital and surplus.

Effective January 1, 2013, the Company adopted SSAP No. 92, Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No. 14 (SSAP 92). The adoption of SSAP 92 increased surplus by $13.6 million, net of tax impact, through the cumulative effect of changes in accounting principles line on the statements of changes in capital and surplus. SSAP 92 requires any underfunded defined benefit amounts, as determined when the accumulated benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. The Company elected to recognize the full impact of SAP 92 immediately upon adoption.  On December 31, 2012, the liability for benefits was $230.1 million. On January 1, 2013, the liability for benefits was $209.3 million. The change was due to a decrease of prior service costs of $4.5 million and a decrease in unrecognized gains of $16.3 million.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2015.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$28,199	$2,865	$(39)	$31,025
Debt securities issued by states of the U.S. and political subdivisions of the states	34,639	2,347	(191)	36,795
Corporate securities	2,493,231	435,165	(4,586)	2,923,810
Commercial mortgage-backed securities	102,157	3,728	(92)	105,793
Residential mortgage-backed securities	465,590	23,482	(2,522)	486,550
Asset-backed securities	307,556	11,822	(2,145)	317,233
Total	$3,431,372	$479,409	$(9,575)	$3,901,206

At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$78,143	$3,009	$(338)	$80,814
Debt securities issued by states of the U.S. and political subdivisions of the states	42,401	1,244	(1,286)	42,359
Corporate securities	2,176,867	284,031	(12,308)	2,448,590
Commercial mortgage-backed securities	137,534	5,101	(1,011)	141,624
Residential mortgage-backed securities	578,360	18,828	(13,085)	584,103
Asset-backed securities	206,695	5,504	(1,504)	210,695
Total	$3,220,000	$317,717	$(29,532)	$3,508,185

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2014 and 2013, the Company held unrated or less-than-investment-grade corporate debt securities with a book/adjusted carrying value of $217.7 million and $199.9 million, respectively, and an aggregate fair value of $224.4 million and $203.0 million, respectively. As of December 31, 2014 and 2013, such holdings amounted to 6.3% and 6.2%, respectively, of the Company’s investments in debt securities and 2.2% and 2.1%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
Preferred stocks	$26,967	$2,972	$—	$29,939

Common stocks, unaffiliated	$1,096,079	$501,715	$(45,473)	$1,552,321
Common stocks, mutual funds	65,010	1,225	(454)	65,781
Common stocks, subsidiaries	1,524,548	413,214	—	1,937,762
	$2,685,637	$916,154	$(45,927)	$3,555,864

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
Preferred stocks	$11,577	$78	$(238)	$11,417

Common stocks, unaffiliated	$953,585	$526,011	$(6,091)	$1,473,505
Common stocks, mutual funds	78,251	13,310	(89)	91,472
Common stocks, subsidiaries	1,524,549	570,920	—	2,095,469
	$2,556,385	$1,110,241	$(6,180)	$3,660,446

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2014:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(22)	$2,050	$(17)	$498
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	(191)	7,876
Corporate securities	(3,506)	138,606	(1,080)	36,773
Commercial mortgage-backed securities(1)	—	—	(92)	6,028
Residential mortgage-backed securities(1)	(764)	35,888	(1,758)	58,431
Asset-backed securities(1)	(1,064)	136,173	(1,081)	42,881
Total	$(5,356)	$312,717	$(4,219)	$152,487

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(44,490)	$295,313	$(983)	$2,600
Common stocks, mutual funds	(413)	8,244	(41)	872
Total	$(44,903)	$303,557	$(1,024)	$3,472

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2013:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(338)	$28,884	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,286)	19,391	—	—
Corporate securities	(11,905)	272,696	(403)	3,821
Commercial mortgage-backed securities(1)	(1,009)	31,614	(2)	1,404
Residential mortgage-backed securities(1)	(9,294)	161,979	(3,791)	77,069
Asset-backed securities(1)	(1,504)	57,062	—	—
Total	$(25,336)	$571,626	$(4,196)	$82,294

Preferred stocks	$(238)	$6,129	$—	$—

Common stocks, unaffiliated	$(5,373)	$112,565	$(718)	$18,438
Common stocks, mutual funds	(70)	2,032	(19)	93
Total	$(5,443)	$114,597	$(737)	$18,531

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2014 and 2013, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate-related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 6.7% and 4.3% of the carrying value of these securities at December 31, 2014 and 2013, respectively. At December 31, 2014, there were a total of 213 securities held that are considered temporarily impaired, 37 of which have been impaired for 12 months or longer. At December 31, 2013, there were a total of 303 securities held that are considered temporarily impaired, 34 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $7.8 million, $11.8 million and $28.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following is a list of each loan-backed security held at December 31, 2014, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2014, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)
For the year ended December 31, 2014:

32051GRW7	$2,620	$2,519	$101	$2,519	$2,511	12/31/2014
12668BYF4	1,002	997	5	997	994	9/30/2014
Total	XXX	XXX	$106	XXX	XXX

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company had no other-than-temporary impairments on loan-backed securities for the year ended December 31, 2014, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2014, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$99,616	$100,493
After one through five	476,061	520,573
After five through ten	466,716	489,441
After ten	1,513,676	1,881,123
Mortgage-backed securities/asset-backed securities	875,303	909,576
Total	$3,431,372	$3,901,206

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2014, 2013 and 2012 were $415.0 million, $419.7 million, and $711.6 million; gross gains of $12.3 million, $6.4 million, and $10.9 million and gross losses of $3.5 million, $6.0 million, and $3.4 million were realized on these sales in 2014, 2013 and 2012, respectively.

Proceeds from the sales of investments in equity securities during 2014, 2013 and 2012 were $654.0 million, $268.0 million, and $236.4 million; gross gains of $184.8 million, $83.3 million, and $74.7 million and gross losses of $5.7 million, $2.7 million, and $15.2 million were realized on these sales in 2014, 2013 and 2012, respectively.

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Realized capital gains (losses)	$188,626	$138,589	$58,488
Less amount transferred to IMR (net of related taxes (benefits) of ($41) in 2014, $223 in 2013, and $2,663 in 2012)	(77)	415	4,946
Less federal income tax expense (benefit) of realized capital gains (losses)	66,676	40,160	19,330
Net realized capital gains (losses)	$122,027	$98,014	$34,212

Net investment income consisted of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Debt securities	$172,385	$172,870	$182,333
Equity securities	402,266	47,474	39,832
Mortgage loans	1,091	2,176	3,252
Real estate	13,467	13,345	13,658
Policy loans	12,355	12,302	12,372
Cash, cash equivalents and short-term investments	432	356	491
Other invested assets	100,852	89,225	44,955
Other	1,077	678	482
Gross investment income	703,925	338,426	297,375
Investment expenses	18,364	15,621	18,201
Net investment income	$685,561	$322,805	$279,174

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2014, 100.0% of such mortgages, or $16.9 million, involved properties located in Florida, Kentucky, and Ohio. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $10.8 million. During 2014, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

The Company recorded other-than-temporary impairments on noninsurance subsidiaries, joint ventures, partnerships, and limited liability companies of $13.9 million for the year ended December 31, 2014. No impairment losses were recorded in 2013 or 2012. The impairment losses are recorded on the net realized capital gains (losses) line on the statement of operations.

Proceeds from the sales of real estate during 2014, 2013 and 2012 were $0.0 million, $0.0 million, and $6.7 million, respectively. Gross gains of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2014, 2013 and 2012, respectively. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. No gross losses were realized on the sales of real estate in 2014, 2013 and 2012.

The Company has entered into an interest rate swap and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds.  The interest rate swap is forward starting and allows the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate.  The swaptions provide the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms.  The derivative instruments are not designated as a hedge for accounting purposes.  These instruments are carried at fair value on the balance sheet with changes in fair value recorded in surplus.  If the instruments are terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract and a realized gain or loss would be recognized.  The maximum exposure for these instruments was $57.2 million and $47.5 million for the years ended December 31, 2014 and 2013, respectively.  The fair value was $(47.0) million and $31.0 million for the years ended December 31, 2014 and 2013, respectively. The change in fair value was $(77.4) million and $28.9 million for the years ended December 31, 2014 and 2013, respectively.  The Company has entered into a collateral agreement with the counterparty whereby under certain conditions the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that are based on the credit rating of the counterparty.  Inversely, if the net fair value of the swap is negative, then the Company may be required to post assets instead of using similar thresholds.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2014 and 2013, $121.9 million and $11.4 million of cash collateral had been posted by the Company and counterparty, respectively.

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2014	2013
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$25,365	$36,960
Gross amounts offset	—	—
Net amount of assets	$25,365	$36,960

Derivative liabilities:
Gross amount of recognized liabilities	$(72,401)	$(10,607)
Gross amounts offset	—	—
Net amount of liabilities	$(72,401)	$(10,607)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are interest rate swaps and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below,

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options and interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include surplus debentures for which fair values are determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014
Assets:
Common stocks, unaffiliated	$1,552,321	$1,552,321	$—	$—
Common stocks, mutual funds	65,781	65,781	—	—
Derivative assets	25,365	—	25,365	—
Separate account assets	998,798	669,174	254,732	74,892
Total assets	$2,642,265	$2,287,276	$280,097	$74,892

Liabilities:
Derivative liabilities	$72,401	$—	$72,401	$—

At December 31, 2013
Assets:
Bonds, industrial and misc.	$2,375	$—	$2,375	$—
Common stocks, unaffiliated	1,473,505	1,473,505	—	—
Common stocks, mutual funds	91,472	91,472	—	—
Derivative assets	36,960	—	36,960	—
Separate account assets	950,530	628,081	252,638	69,811
Total assets	$2,554,842	$2,193,058	$291,973	$69,811

Liabilities:
Derivative liabilities	$(10,607)	$—	$(10,607)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Beginning Asset/ (Liability) as of January 1,	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and	Transfers Into	Transfers Out of	Ending Asset/ (Liability) as of December 31,
	2014	Net Income	Surplus	Other	Settlements	Level 3	Level 3**	2014
	(In Thousands)
Assets:
Separate account assets	$69,811	$—	$—	$7,539	$2,437	$—	$(4,895)	$74,892

*   Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$10,866	$—	$—	$(8,429)	$2,437

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2013	Net Income	Surplus	Other	and Settlements	Into Level 3	Out of Level 3**	December 31, 2013
	(In Thousands)
Assets:
Preferred stock	$112	$—	$—	$—	$—	$—	$(112)	$—
Separate account assets	74,900	—	—	8,340	(11,432)	—	(1,997)	69,811
Total assets	$75,012	$—	$—	$8,340	$(11,432)	$—	$(2,109)	$69,811

Liabilities:
Derivative liabilities	$(1,098)	$—	$—	$—	$—	$—	$1,098	$—

*   Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Separate account assets	$4,513	$—	$—	$(15,945)	$(11,432)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014 and 2013.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2014
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,431,372	$3,901,206	$14,437	$3,870,312	$16,457
Common stock:
Unaffiliated	1,552,321	1,552,321	1,552,321	—	—
Mutual funds	65,781	65,781	65,781	—	—
Preferred stock	26,967	29,939	—	29,939	—
Mortgage loans	16,855	17,437	—	—	17,437
Cash, cash equivalents and short-term investments	103,786	103,756	103,756	—	—
Other invested assets, surplus notes	12,923	15,851	—	15,851	—
Securities lending reinvested collateral assets	118,951	118,951	118,951	—	—
Derivative assets	25,365	25,365	—	25,365	—
Separate account assets	998,798	998,798	669,173	254,732	74,893

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$5,534	$5,778	$—	$—	$5,778
Derivative liabilities	72,401	72,401	—	72,401	—
Securities lending liability	259,001	259,001	—	259,001	—

	December 31, 2013
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,220,000	$3,508,185	$33,529	$3,438,871	$35,785
Common stock:
Unaffiliated	1,473,505	1,473,505	1,473,505	—	—
Mutual funds	91,472	91,472	91,472	—	—
Preferred stock	11,577	11,417	—	11,417	—
Mortgage loans	17,821	18,801	—	—	18,801
Cash, cash equivalents and short-term investments	225,014	225,014	225,014	—	—
Other invested assets, surplus notes	7,935	9,261	—	9,261	—
Securities lending reinvested collateral assets	24,147	24,147	24,147	—	—
Derivative assets	36,960	36,960	—	36,960	—
Separate account assets	950,530	950,530	628,081	252,637	69,812

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,167	$6,353	$—	$—	$6,353
Derivative liabilities	10,607	10,607	—	10,607	—
Securities lending liability	191,276	191,276	—	—	191,276

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $1.1 billion at December 31, 2014. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,820,476	$10,853,301
Preferred and common stocks	250,224	246,746
Investment in common stock of subsidiaries	1,202	997
Mortgage loans	698,557	720,752
Policy loans	39,679	41,511
Cash, cash equivalents and short-term investments	108,543	220,873
Receivable for securities	2,289	2,115
Derivatives	33,279	39,843
Receivable for collateral on derivatives	129,085	—
Securities lending reinvested collateral assets	2,455	17,452
Other invested assets	216,848	187,339
Total cash and invested assets	12,302,637	12,330,929

Investment income due and accrued	103,996	103,514
Premiums deferred and uncollected	20,524	20,376
Net deferred income tax asset	33,891	—
Funds withheld under coinsurance agreement	639,422	642,247
Other admitted assets	12,310	11,558
Separate account assets	34,172	38,183
Total admitted assets	$13,146,952	$13,146,807

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2014	2013
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,888,684	$9,973,439
Liability for deposit-type contracts	1,623,603	1,350,803
Policy and contract claims	22,970	47,744
Premiums received in advance	567	527
Total policy and contract liabilities	11,535,824	11,372,513

Current federal income taxes payable to parent	15,165	19,328
Net deferred tax liability	—	3,552
Transfer to (from) separate accounts due and accrued, net	(2,797)	(2,674)
Asset valuation reserve	152,504	153,940
Interest maintenance reserve	8,430	10,322
Other liabilities	69,978	63,622
Derivatives	83,203	5,820
Payable for securities lending	199,129	305,521
Separate account liabilities	34,172	38,183
Total liabilities	12,095,608	11,970,127

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	257,536	382,872
Total capital and surplus	1,051,344	1,176,680
Total liabilities and capital and surplus	$13,146,952	$13,146,807

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$801,533	$935,672	$1,553,345
Net investment income	540,884	546,468	578,146
Considerations for supplementary contracts with life contingencies	2,857	2,290	1,839
Amortization of the interest maintenance reserve	7,465	8,393	7,286
Fees from management of separate accounts	405	440	496
Other revenues	34,932	34,179	9,264
Total premiums and other revenues	1,388,076	1,527,442	2,150,376
Benefits paid or provided:
Death benefits	180,129	217,785	117,739
Annuity benefits	258,373	255,868	265,100
Disability and accident and health benefits	2,744	2,773	2,834
Surrender benefits	649,134	595,599	558,425
Payments on supplementary contracts with life contingencies	3,150	3,189	3,266
Other benefits	1,650	1,981	1,776
Increase (decrease) in policy reserves and other policyholders’ funds	(64,126)	138,560	872,336
Total benefits paid or provided	1,031,054	1,215,755	1,821,476
Insurance expenses and other deductions:
Commissions	41,666	49,490	48,703
Commission and expense allowance on reinsurance assumed	2,962	3,104	150,816
General expenses	107,469	84,721	84,970
Net transfers to (from) separate accounts	(6,092)	(7,104)	(10,074)
Other deductions	3,340	4,477	15,576
Total insurance expenses and other deductions	149,345	134,688	289,991
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	207,677	176,999	38,909
Federal income tax expense (benefit), excluding tax on capital gains	62,243	66,249	(2,399)
Gain (loss) from operations before net realized capital gains (losses)	145,434	110,750	41,308
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	34,147	(1,905)	(7,023)
Net income (loss)	$179,581	$108,845	$34,285

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $37.9 million, $123.8 million, and $79.1 million in 2014, 2013 and 2012, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.8 million and $48.7 million at December 31, 2014 and 2013, respectively.

At December 31, 2014 and 2013, the Company had $65.7 million and $91.5 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In December 2014, the Company paid a $100 million ordinary dividend to WSFG. The dividend was in the form of cash.

In December 2013, the Company paid a $50.0 million dividend to its parent, WSFG.  The dividend consisted of $0.2 million in cash and $49.8 in common stocks at fair value.

The Company did not pay any dividends in 2012.

In December 2014, the Company received a $117.7 million ordinary dividend and a $132.3 extraordinary dividend from its subsidiary, WSLAC.  The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.

In December 2014, the Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from its subsidiary, Integrity.  The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.

The Company did not receive any dividends in 2013.

On December 19, 2012, the Company received a $1.0 million ordinary dividend from its subsidiary, W&S Operating Holdings, LLC.

The Company did not pay any capital contributions in 2014.

On December 18, 2013, the Company paid a $50.0 million capital contribution to its subsidiary, Columbus Life.  The capital contribution consisted of $1.0 million in cash and $49.0 in common stocks at fair value.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

In December 2012, the Company paid a $30.0 million capital contribution to its subsidiary, WSLAC. The capital contribution was in the form of cash.

The Company did not receive any capital contributions in 2014 or 2013.

On December 21, 2012, the Company received a $30.0 million capital contribution from its parent, WSFG. The capital contribution was in the form of cash.

The Company had $33.3 million and $44.3 million receivable from parent, subsidiaries and affiliates as of December 31, 2014 and 2013, respectively.  The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2014 or 2013.  The terms of the settlement generally require that these amounts be settled in cash within 30 days.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $593.5 million and $610.4 million at December 31, 2014 and 2013, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.2 million at December 31, 2014 and 2013, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)

Direct premiums	$265,825	$268,200	$278,522
Assumed premiums:
Affiliates	2,985	3,910	5,957
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,598)	(5,279)	(5,310)
Net premiums	$263,212	$266,831	$279,169

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,598	2,582	3,691
Policy and contract liabilities:
Affiliates	593,543	610,407	623,313
Nonaffiliates	55,456	56,392	55,361
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	184	93	316

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, in 2014, 2013 and 2012, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2014, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2014, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2014, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2014, if all reinsurance agreements were cancelled.

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $30.7 million and $33.5 million at December 31, 2014 and 2013, respectively. The tax years 2008 through 2014 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2014, in the event of future net losses is $112.3 million, $66.8 million, and $39.5 million from 2014, 2013 and 2012, respectively.

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$326,294	$24,673	$350,967
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	326,294	24,673	350,967
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	326,294	24,673	350,967
(f)	Deferred tax liabilities	123,795	164,832	288,627
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$202,499	$(140,159)	$62,340

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$274,090	$14,287	$288,377
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	274,090	14,287	288,377
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	274,090	14,287	288,377
(f)	Deferred tax liabilities	127,317	202,705	330,022
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$146,773	$(188,418)	$(41,645)

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$52,204	$10,386	$62,590
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	52,204	10,386	62,590
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c – d)	52,204	10,386	62,590
(f)	Deferred tax liabilities	(3,522)	(37,873)	(41,395)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e – f)	$55,726	$48,259	$103,985

		12/31/2014
		(in thousands)
				(3)
		(1)	(2)	(Col 1+2)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$62,340	$—	$62,340
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	634,086
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	263,954	24,673	288,627
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$326,294	$24,673	$350,967

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		12/31/2013
		(in thousands)
				(6)
		(4)	(5)	(Col 4+5)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$34,273	$14,287	$48,560
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	631,325
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	239,817	—	239,817
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$274,090	$14,287	$288,377

		Change
		(in thousands)
				(9)
		(7)	(8)	(Col 7+8)
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$28,067	$(14,287)	$13,780
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	2,761
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	24,137	24,673	48,810
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$52,204	$10,386	$62,590

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

		2014	2013
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	988%	1025%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$494,459	$476,187

		12/31/2014
		(1)	(2)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$326,294	$24,673
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$326,294	$24,673
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

		12/31/2013
		(3)	(4)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$274,090	$14,287
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$274,090	$14,287
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		Change
		(5)	(6)
		Ordinary	Capital
		(in thousands)
Impact of tax planning strategies

(a)	Adjusted gross DTAs amount	$52,204	$10,386
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$52,204	$10,386
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	5.06%	0.00%

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred consist of the following major components:

			12/31/2014	12/31/2013	12/31/2012
			(in thousands)
(1)	Current income tax
	(a)	Federal	$35,090	$38,859	$17,805
	(b)	Foreign	488	191	758
	(c)	Subtotal	35,578	39,050	18,563
	(d)	Federal income tax on net capital gains	66,676	40,160	19,330
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	(18,163)	4,028
	(g)	Federal and foreign income taxes incurred	$102,254	$61,047	$41,921

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2014	12/31/2013	Change
			(in thousands)
(2)	Deferred tax assets:
	(a)	Ordinary
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	70,924	73,759	(2,835)
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	30,739	31,301	(562)
		(6) Policyholder dividends accrual	9,184	9,364	(180)
		(7) Fixed assets	1,586	1,712	(126)
		(8) Compensation and benefits accrual	201,868	140,171	61,697
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	7,129	11,879	(4,750)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,864	5,904	(1,040)
		(99) Subtotal	326,294	274,090	52,204
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 – 2b – 2c)	326,294	274,090	52,204
	(e)	Capital
		(1) Investments	24,673	14,287	10,386
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	24,673	14,287	10,386
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99– 2f – 2g)	24,673	14,287	10,386
	(i)	Admitted deferred tax assets (2d + 2h)	$350,967	$288,377	$62,590

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

					(3)
			(1)	(2)	(Col 1-2)
			12/31/2014	12/31/2013	Change
			(in thousands)
(3)	Deferred tax liabilities:
	(a)	Ordinary
		(1) Investments	$94,741	$86,547	$8,194
		(2) Fixed assets	4,207	4,681	(474)
		(3) Deferred and uncollected premium	18,168	18,321	(153)
		(4) Policyholder reserves	—	—	—
		(5) Other	6,679	17,768	(11,089)
		(99) Subtotal	123,795	127,317	(3,522)
	(b)	Capital
		(1) Investments	164,832	202,705	(37,873)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	164,832	202,705	(37,873)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$288,627	$330,022	$(41,395)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$62,340	$(41,645)	$103,985

Among the more significant book-to-tax adjustments were the following:

	12/31/2014*	Effective Tax Rate	12/31/2013**	Effective Tax Rate	12/31/2012**	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$217,574	35.00%	$4,706	35.00%	$(162)	35.00%
Dividend received deduction	(126,628)	(20.37)	(3,353)	(24.93)	(5,391)	1,162.78
Tax credits	(1,821)	(0.29)	(2,404)	(17.88)	(1,633)	352.18
Other invested assets and nonadmitted change	(587)	(0.09)	(1,545)	(11.49)	(8,310)	1,792.33
Post-retirement benefit plans	7,575	1.22	(7,575)	(56.34)	10,550	(2,275.36)
Additional minimum pension liability	—	0.00	—	0.00	(12,761)	2,752.15
STAT contingency reserve	—	0.00	(7,001)	(52.06)	—	0.00
Other	1,236	0.19	(2,736)	(20.35)	(658)	141.84
Total statutory income taxes	$97,349	15.66%	$(19,908)	(148.05)%	$(18,365)	3,960.92%

Federal and foreign income taxes incurred	$102,254	16.45%	$20,887	155.33%	$22,591	(4,872.31)%
Change in net deferred income taxes	(4,905)	(0.79)	(40,795)	(303.38)	(40,956)	8,833.23
Total statutory income taxes	$97,349	15.66%	$(19,908)	(148.05)%	$(18,365)	3,960.92%

*          The 2014 presentation was changed to reconcile federal income taxes on total statutory income, inclusive of realized capital gains (losses), computed at the statutory rate to actual statutory income taxes.  Prior to 2014, the presentation reconciled federal income taxes on net gain from operations after dividends to policyholders computed at the statutory rate to actual statutory income taxes.

**   Excludes change in net deferred income taxes on realized gains/losses of $2,978 and $1,141 for the years ended December 31, 2013 and 2012, respectively.

At December 31, 2014, the Company had $0 of operating loss carryforwards and $0 of deferred tax liabilities that are not recognized.

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2014 and 2013, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $519.5 million by the end of 2015 without seeking prior regulatory approval based on statutory net income of $519.5 million at December 31, 2014.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

The Company is currently being audited on behalf of multiple state treasurers and controllers concerning the identification, reporting and escheatment of unclaimed insurance policy benefits and other allegedly abandoned funds.  The audits focus on identifying unreported death claims, matured annuities and retained asset accounts, and the use of the Social Security Death Master File to identify deceased insurance policy, annuity contract, and retained asset account holders.  The Company has reached an agreement with numerous states regarding this audit activity that will result in outreach and payments to beneficiaries, escheatment of funds deemed abandoned under state laws, and accelerated escheatment of funds deemed abandoned pursuant to agreements with regulators. In 2014, the Company made payments under these agreements and released a portion of the liability it had previously recorded due to lower losses than had been estimated. As of December 31, 2014, the Company has a liability of $5.0 million remaining for estimated future payments as a result of these audits.

The West Virginia Treasurer (who has not settled with the Company) has brought suit seeking to require the Company to annually check the Social Security Death Master File for deceased insureds, and alleging that the Company’s previous failure to do so has rendered its unclaimed

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

property reports incomplete and fraudulent.  The Treasurer seeks attorney fees, interest and penalties for allegedly willful misconduct and fraudulent reporting, and other, varied relief (including identification and payment of death claims).  In late December 2013, the trial court dismissed the actions against the Company.  The Treasurer filed a notice of appeal to the Supreme Court of Appeals of West Virginia, and oral argument of the appeal was held on April 8, 2015. A decision is expected by the end of June 2015.  The amount of loss, if any, that the Company may ultimately recognize as a result of this litigation cannot be reasonably estimated.

The Company is also currently the subject of multistate insurance department regulatory inquiries and examinations with a similar focus as the state treasurer and controller audits regarding processes and procedures for identifying deceased insurance policy, annuity contract, and retained asset account holders.  The examination activity may result in (but is not necessarily limited to) required outreach and payments to beneficiaries, changes to procedures, and administrative contributions.  The amount of loss, if any, that the Company may ultimately recognize as a result of these examinations cannot be reasonably estimated.

At December 31, 2014, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2014, the Company has future commitments to provide additional capital contributions of $432.9 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2014, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	378,625	—	—	378,625	29.3
Not subject to discretionary withdrawal	10,610	—	904,928	915,538	70.7
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	389,235	—	904,928	1,294,163	100.0%
Less reinsurance ceded	139,053	—	—	139,053
Net annuity reserves and deposit-type contract liabilities	$250,182	$—	$904,928	$1,155,110

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$865,137	$905,716	$199,500	$177,484
Service cost	16,175	18,130	878	1,194
Interest cost	41,110	37,853	9,413	8,433
Medicare Part D payments received	—	—	—	290
Contribution by plan participants	—	—	4,619	4,797
Actuarial (gain) loss	174,278	(46,854)	30,063	39,018
Benefits paid	(50,271)	(49,708)	(17,248)	(17,508)
Plan amendments	—	—	(8,184)	(14,208)
Benefit obligation at end of year	$1,046,429	$865,137	$219,041	$199,500

Change in plan assets:
Fair value of plan assets at beginning of year	$886,779	$790,238	$—	$—
Actual return on plan assets	68,419	146,249	—	—
Employer contribution	—	—	12,628	12,421
Plan participants’ contributions	—	—	4,620	4,797
Medicare Part D payments received	—	—	—	290
Benefits paid	(50,271)	(49,708)	(17,248)	(17,508)
Fair value of plan assets at end of year	$904,927	$886,779	$—	$—

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(141,502)	$21,642	$(219,041)	$(199,500)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(141,502)	$21,642	$(219,041)	$(199,500)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(1,003,721)	$(836,887)	$(219,041)	$(199,500)

*Nonadmitted if overfunded

	Pension Benefits
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$16,175	$18,130	$16,800
Interest cost	41,110	37,853	38,925
Expected return on plan assets	(64,416)	(57,213)	(55,515)
Amount of recognized gains and losses	30,245	48,733	47,718
Amount of prior service cost recognized	(1,019)	(1,019)	(3,600)
Total net periodic benefit cost (benefit)	$22,095	$46,484	$44,328

	Postretirement Medical
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$878	$1,194	$5,226
Interest cost	9,413	8,433	7,515
Amount of recognized gains and losses	(25)	(135)	(2,356)
Amount of prior service cost recognized	(1,074)	786	(2,855)
Total net periodic benefit cost (benefit)	$9,192	$10,278	$7,530

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost — prior year	$360,264	$—	$(28,483)	$—
Net transition asset or obligation recognized	—	543,868	—	(20,928)
Net prior service cost or credit arising during the period	—	7,743	(8,184)	(14,209)
Net prior service cost or credit recognized	1,019	1,019	1,074	(786)
Net gain and loss arising during the period	170,275	(143,633)	30,062	7,305
Net gain and loss recognized	(30,244)	(48,733)	27	135
Items not yet recognized as a component of net periodic cost — current year	$501,314	$360,264	$(5,504)	$(28,483)

Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(1,019)	(1,019)	(1,074)	786
Net recognized gains and (losses)	41,302	28,924	7	(421)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or obligation	$—	$—	$—	$—
Net prior sevice cost or credit	(27,915)	(28,934)	(11,852)	(4,742)
Net recognized gains and losses	529,229	389,198	6,348	(23,741)

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013

Weighted-average discount rate	4.85%	4.20%	4.80%	4.10%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2014	2013	2014	2013

Weighted-average discount rate	4.05%	4.85%	4.00%	4.80%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $141.5 million and $0.0 million at December 31, 2014 and 2013, respectively.

The Company’s mortality assumption for plan participants, including future mortality improvements are generally derived from tables published by the Society of Actuaries (SOA). In the fourth quarter of 2014, the SOA issued new mortality and mortality improvement tables that raise life expectancies. The Company has incorporated the new SOA mortality improvement tables into the December 31, 2014, pension benefit obligation. The change to the mortality assumption resulted in a $60.0 million increase in the pension benefit obligation in 2014. The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.85% at December 31, 2013, to 4.05% at December 31, 2014. This resulted in a $104.0 million increase in the pension benefit obligation in 2014.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2014 and 2013, and the target allocation for 2014 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2014	2014	2013
Asset category:
Equity securities	51%	63%	62%
Fixed income securities	27	14	16
Short-term investments	—	—	—
Other	22	23	22
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.  Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Other Assets

Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.  The group annuity contract is carried at cash surrender value, which approximates fair value.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2014:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,879	$12,879	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,242	—	3,242	—
Corporate securities	79,294	—	75,976	3,318
Residential mortgage-backed securities	17,533	—	17,533	—
Commercial mortgage-backed securities	6,084	—	6,084	—
Asset-backed securities	6,181	—	6,181	—
Equity securities:
Common equity	363,649	363,649	—	—
Mutual funds	198,626	198,626	—	—
Preferred stock	4,359	—	4,359	—
Other invested assets:
Private equity and fixed income funds	186,728	—	135,346	51,382
Surplus notes	2,049	—	2,049	—
Real estate	17,114	—	—	17,114
Other assets	101,060	94,020	3,962	3,078
Total plan assets	$998,798	$669,174	$254,732	$74,892

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2013:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$13,235	$13,235	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,616	—	2,616	—
Corporate securities	85,724	—	82,315	3,409
Residential mortgage-backed securities	19,774	—	19,774	—
Commercial mortgage-backed securities	8,195	—	8,195	—
Asset-backed securities	6,061	—	1,214	4,847
Equity securities:
Common equity	391,928	391,928	—	—
Mutual funds	159,169	159,169	—	—
Preferred stock	1,911	—	1,911	—
Other invested assets:
Private equity and fixed income funds	179,866	—	132,824	47,042
Surplus notes	2,000	—	2,000	—
Real estate	8,964	—	—	8,964
Other assets	71,087	63,749	1,789	5,549
Total plan assets	$950,530	$628,081	$252,638	$69,811

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2014	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3*	Ending Assets as of December 31, 2014
	(In Thousands)

Corporate securities	$3,409	$(53)	$—	$(38)	$—	$—	$3,318
Asset-backed securities	4,847	—	—	48	—	(4,895)	—
Other invested assets:
Private equity and fixed income funds	47,042	6,025	—	(1,685)	—	—	51,382
Real estate	8,964	1,567	—	6,583	—	—	17,114
Other assets	5,549	—	—	(2,471)	—	—	3,078
Total	$69,811	$7,539	$—	$2,437	$—	$(4,895)	$74,892

* Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating or the price source has changed to using a third-party pricing service utilizing market observable inputs.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(38)	$(38)
Asset-backed securities	—	—	—	48	48
Other invested assets:
Private equity and fixed income funds	4,282	—	—	(5,967)	(1,685)
Real estate	6,583	—	—	—	6,583
Other assets	—	—	—	(2,471)	(2,471)
Total	$10,865	$—	$—	$(8,428)	$2,437

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2013	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3*	Transfers Out of Level 3*	Ending Assets as of December 31, 2013
	(In Thousands)

Corporate securities	$—	$(231)	$—	$(37)	$3,677	$—	$3,409
Asset-backed securities	—	328	—	25	4,494	—	4,847
Other invested assets:
Private equity and fixed income funds	49,975	6,322	—	(9,255)	—	—	47,042
Real estate	6,894	2,070	—	—	—	—	8,964
Other assets	—	—	—	(2,166)	7,715	—	5,549
Total	$56,869	$8,489	$—	$(11,433)	$15,886	$—	$69,811

* Transfers into Level 3 are due to securities receiving an NAIC 6 rating and using an internal fair value model to value the securities.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(37)	$(37)
Asset-backed securities	—	—	—	25	25
Other invested assets:
Private equity and fixed income funds	4,513	—	—	(13,768)	(9,255)
Other assets	—	—	—	(2,166)	(2,166)
Total	$4,513	$—	$—	$(15,946)	$(11,433)

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 5.750% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2014. The rate was assumed to decrease gradually to 4.75% for 2023 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2014, by $27.8 million and $(23.2) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2014 by $1.3 million and $(1.1) million, respectively.

At December 31, 2014, the assets of the Company’s pension include approximately $130.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $170.7 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $3.1 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2013, the assets of the Company’s pension include approximately $128.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $164.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $5.5 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2014, future benefit payments for the pension plan are expected as follows (in millions):

2015	$52.0
2016	52.6
2017	53.3
2018	54.0
2019	54.7
Five years thereafter	290.9

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2015	$12.6
2016	12.7
2017	12.6
2018	12.6
2019	12.6
Five years thereafter	63.6

The Company does not anticipate a required contribution to the pension plan during 2015. The Company did not contribute to the pension plan during 2014.

The Company made contributions to the postretirement medical plan of $12.6 million in 2014 and expects to contribute $126.7 million between 2015 and 2024, inclusive. The Company received $0.0 million of subsidies in 2014. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $5.9 million, $3.9 million, and $3.8 million for 2014, 2013 and 2012, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2014, were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$7,263	$418
Ordinary renewal	75,356	51,312
Accident and health renewal	459	327
Assumed investment type-contracts	330	330
Total	$83,408	$52,387

69

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$99,160	$104,879	$99,160
States, municipalities and political subdivisions	336,313	357,526	336,313
Foreign governments	37,788	41,186	37,788
All other corporate bonds	2,958,111	3,397,615	2,958,111
Preferred stocks	26,967	29,939	26,967
Total fixed maturities	3,458,339	3,931,145	3,458,339

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,161,089	1,618,102	1,618,102

Mortgage loans on real estate	16,855		16,855
Real estate	30,973		30,973
Policy loans	171,739		171,739
Other long-term investments	273,361		273,361
Cash, cash equivalents and short-term investments	222,737		222,737
Total investments	$5,335,093		$5,792,106

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

71

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

Year ended December 31, 2013
Individual life	$2,550,277	$—	$55,984	$237,414	$182,366	$268,807	$76,206
Individual health	221,970	2,285	2,853	25,214	13,211	21,332	14,870	$25,221
Group life and health	89,285	—	1,031	1,624	3,590	5,009	355	—
Annuity	9,203	—	10,894	2,605	575	116,368	823
Corporate and other	—	—	—	—	123,063	—	32,626
	$2,870,735	$2,285	$70,762	$266,857	$322,805	$411,516	$124,880

Year ended December 31, 2012
Individual life	$2,541,770	$—	$48,593	$242,288	$194,459	$249,071	$88,801
Individual health	217,501	2,238	3,737	26,278	14,879	20,009	16,371	$26,272
Group life and health	89,242	—	360	5,908	1,509	8,447	127	—
Annuity	9,967	—	11,552	4,695	694	147,579	884
Corporate and other	—	—	—	—	67,633	—	41,833
	$2,858,480	$2,238	$64,242	$279,169	$279,174	$425,106	$148,016

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

72

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

Year ended December 31, 2013
Life insurance in force	$15,861,338	$2,040,255	$443,102	$14,264,185	3%
Premiums:
Individual life	$237,305	$1,236	$1,344	$237,413	1%
Individual health	29,257	4,043	—	25,214	—
Group life and health	1,625	—	—	1,625	—
Annuity	39	—	2,566	2,605	99%
	$268,226	$5,279	$3,910	$266,857	1%

Year ended December 31, 2012
Life insurance in force	$16,167,884	$2,142,534	$454,946	$14,480,296	3%
Premiums:
Individual life	$241,983	$1,129	$1,434	$242,288	1%
Individual health	30,459	4,181	—	26,278	—
Group life and health	5,908	—	—	5,908	—
Annuity	172	—	4,523	4,695	96%
	$278,522	$5,310	$5,957	$279,169	2%

73

PART C - Other Information

Item 24.                   Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2014

Statements of Operations for the Year Ended December 31, 2014

Statements of Changes in Net Assets for the Years Ended December 31, 2014 and 2013

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2014 and 2013

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Auditors

Balance Sheets (Statutory-Basis) as of December 31, 2014 and 2013

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2014, 2013 and 2012

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876), filed November 7, 2008.

2.              Not Applicable

3.

a.        Form of Selling/General Agent Agreement among Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.        Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177616), filed April 25, 2014.

c.         Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

4.

a.        Form of owner driven variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to

1

Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

b.        Form of death benefit rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

c.         Form of endorsement to guaranteed lifetime withdrawal benefit rider effective May 1, 2014.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

d.        Form of Individual Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

e.         Form of Spousal Guaranteed Lifetime Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed April 25, 2012.

f.          Form of traditional and SEP IRA Endorsement.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

5.              Form of Application for Owner Driven Contract. Incorporated by reference to Exhibit 99.5 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed August 9, 2010.

6.

a.              Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

b.              By-Laws of Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

7.              Not applicable.

8.

a.              Participation Agreement among Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

b.              First Amendment to Participation Agreement among Integrity, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation effective April 16, 2014.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

c.               Electronic Trading Agreement between Integrity and The Vanguard Group, Inc., effective April 16, 2014.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

d.              Voting Agreement between Integrity and The Vanguard Group, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

e.               Voting Agreement between Integrity and BlackRock, Inc. effective December 1, 2010.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-166995), filed April 27, 2011.

f.                Access Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

g.               ETF xChange Authorization between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

h.              Amendment 2 to Access Agreement and ETFxChange Authorization between Integrity and Mid Atlantic Trust Company effective February 2, 2015.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178438), filed April 28, 2015.

i.                  Custodial Agreement between Integrity and Mid Atlantic Trust Company effective November 1, 2010.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Pre-Effective Amendment No. 3 to registration statement on Form N-4 (File No. 333-166995), filed December 10, 2010.

9.              Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.      Consent of Independent Registered Public Accounting Firm, filed herewith.

2

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III, and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178438), filed December 28, 2011.

14.       Guarantee from WSLIC to the policyholders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178438), filed December 12, 2011.

15.       Cover letter, filed herewith.

Item 25.                   Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Steven K. Kreider	Senior Vice President and Chief Investment Officer
Karen A. Chamberlain	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Daniel W. Harris	Senior Vice President and Chief Actuary
Mark E. Caner	Senior Vice President
Daniel J. Downing	Senior Vice President
Bruce W. Maisel	Vice President and Chief Compliance Officer
Terrie A. Wiedenheft	Vice President
Brian A. Eichhold	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth	Vice President
Daniel R. Larsen	Vice President
Denise L. Sparks	Vice President
Lisa B. Fangman	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson	Assistant Vice President
Donald P. Myers	Assistant Vice President
Ryan K. Richey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Jacob C. Stuber	Assistant Vice President
James R. Murray	Assistant Vice President
Michael W. Collier	Manager, Financial Services
Rebecca L. Deppen	Manager, Annuity New Business
Thomas M. Barth	Assistant Treasurer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer

3

Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings	Licensing Officer
Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

Item 26.                   Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity Type	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by Eagle Realty Investments, Inc (ERI)	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC, 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC, 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by Fort Washington Investment Advisors, Inc. (FWIA); 40% by Peppertree Partners, LLC	manage private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manage private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC, 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC, 1% by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC, 49% by WSLR Dallas LLC, 1% by ERI	owns/operates real estate

4

Affiliate	State	Entity Type	Ownership	Type of Business
Cincinnati Analysts, Inc.	DE	Corp	100% by Columbus Life Insurance Company	broker-dealer
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC, 1% by ERI	owns/operates real estate
Columbus Life Insurance Company	OH	Corp	100% by WSLIC	life insurance company
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC, 1% by ERI	owns real estate entities
Dublin Hotel LLC	OH	LLC	25% by WSLIC, 49% by WSLR Columbus LLC, 1% by ERI	owns/operates real estate
Dwell at Legacy, LLC	TX	LLC	50% by WS-Sonterra Legacy Investor Holdings, LLC, 49.9% by Dwell at Legacy Investors, LLC	owns/operates real estate
Eagle Realty Group, LLC	OH	LLC	100% by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc.	OH	Corp	100% by Eagle Realty Group, LLC	real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC, 1.5529% by ERI	owns real estate entities
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP; 1% by Elan Dallas City Lights GP, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC, 1% by ERI	owns/operates real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC, 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	69% by Belle Housing Investor Holdings, LLC, 1% by ERI	owns real estate
Fort Washington Active Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Markets Fixed Income, LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund

5

Affiliate	State	Entity Type	Ownership	Type of Business
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by W&S Operating Holdings, LLC	investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC, WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC, investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC, WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC, WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC, WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
FWPEI V GP, LLC	DE	LLC	100% by FWIA	GP of private equity funds
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	GP of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	GP of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	GP of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by FWIA	manage private equity fund
FWPEO III GP, LLC	DE	LLC	100% by FWIA	manage private equity fund
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC, 1% by ERI	owns/operates real estate
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate

6

Affiliate	State	Entity Type	Ownership	Type of Business
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC, 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company (WSLAC)	marketing/distributing financial products
IFS Insurance Agency, Inc.	OH	Corp	99% by IFS	general insurance agency
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC, 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
LLIA, Inc.	IN	Corp	100% by The Lafayette Life Insurance Company (LLIC)	general insurance agency
Lookout Corporate Center	KY	J V GP	50% by WS Lookout GP, LLC	owns/operates real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
National Integrity Life Insurance Company	NY	Corp	100% by Integrity Life Insurance Company	life insurance company
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	GP is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC, 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC, 49% by WSLR Cincinnati LLC, 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities

7

Affiliate	State	Entity Type	Ownership	Type of Business
Holdings, LLC
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC, 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Peppertree Fund II, LP	DE	LP	GP is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manage private equity fund
Peppertree Special Venture Fund, LLC	DE	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC, 1% by ERI	owns real estate entities
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC, 1% by ERI	owns real estate
Queen City Square Development I, LLC	OH	LLC	100% by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC, 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC, 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity

8

Affiliate	State	Entity Type	Ownership	Type of Business
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC, 2% by ERI	owns real estate entity
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd., 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC, 1% by ERI	owns real estate entities
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	KY	LLC	25% by WSLIC, 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (Eagle Realty Group, LLC, Trustee)	owns real estate entities
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns/operates real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by Western & Southern Financial Group, Inc. (WSFG)	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC, 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	TX	LLC	74% by Sundance Hotel Investor, LLC, 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities
The Lafayette Life Insurance Company	OH	Corp	100% by WSFG	life insurance company
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	private equity fund
The Peppertree Fund, LP	DE	LP	GP is Peppertree Partners, LLC	private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% by WSFG	life insurance company
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC, investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC, investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC, 49% by WSLR Union LLC, 1% by ERI	owns/operates real estate

9

Affiliate	State	Entity Type	Ownership	Type of Business
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC, 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vinings Trace, LLC	IN	LLC	99% by WSLIC, 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W & S Group, Inc.	OH	Corp	WSLIC	inactive
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Corp	Non Profit	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns of operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	mutual holding company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	life insurance company
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by Eagle Realty Group, LLC, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
Wright Executive Hotel Limited Partners	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP, investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate

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Affiliate	State	Entity Type	Ownership	Type of Business
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC, 2% by ERI	owns real estate entities

Item 27.              Number of Contract Owners

As of March 13, 2015, 284 qualified and 0 non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.              Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)           Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)           Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)                    To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any

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claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)                   Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)           By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)           If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)           By the Shareholders; or

(4)           By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)                    (1)           Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)                   Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)                Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)           Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)                     The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)                    The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate

12

jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.              Principal Underwriters

(a)                   Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account VUL of Integrity Life Insurance Company, Separate Account I of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Daniel R. Larsen	Vice President
Patricia J. Wilson	Vice President
Thomas A. Shoemake	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Kathleen A. Cornelius	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)                                              Not applicable.

Item 30.                  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.                  Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                  Undertakings

The Registrant hereby undertakes:

(a)         to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available

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under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under the variable annuity contract described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 24th day of April 2015.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 24th day of April 2015.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 24, 2015

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 24, 2015

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 24, 2015

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 24, 2015	April 24, 2015

/s/ Edward J. Babbitt	/s/ Donald J. Wuebbling
Edward J. Babbitt	Donald J. Wuebbling
April 24, 2015	April 24, 2015

/s/ Jill T. McGruder
Jill T. McGruder
April 24, 2015

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 24th day of April 2015.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 24, 2015

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 24, 2015

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 24, 2015

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 24, 2015	Jo Ann Davidson
April 24, 2015

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 24, 2015	April 24, 2015

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 24, 2015	April 24, 2015